UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (46.6%)	Value
Consumer Discretionary (7.2%)
21,550	Aaron’s, Inc.	$610,080
11,706	Amazon.com, Inc.[a,b]	4,355,803
5,900	AutoZone, Inc.[a]	4,024,744
14,600	Barnes & Noble, Inc.[a]	346,750
7,300	Bed Bath & Beyond, Inc.[a]	560,457
7,900	Best Buy Company, Inc.	298,541
1,450	Big Lots, Inc.	69,644
1,850	BorgWarner, Inc.	111,888
1,250	Brinker International, Inc.	76,950
21,537	Brunswick Corporation	1,108,079
17,556	Burlington Stores, Inc.[a]	1,043,178
3,200	Carnival Corporation	153,088
6,250	Cato Corporation	247,500
8,930	CBS Corporation	541,426
6,226	Cedar Fair, LP	357,372
5,250	Cheesecake Factory, Inc.	258,982
2,600	Coinstar, Inc.	171,912
73,598	Comcast Corporation[b]	4,156,079
10,688	Core-Mark Holding Company, Inc.	687,452
19,428	Del Frisco’s Restaurant Group, Inc.[a]	391,474
18,307	Delphi Automotive plc	1,459,800
1,900	DeVry Education Group, Inc.	63,384
8,650	DISH Network Corporation[a]	606,019
11,171	Dollar Tree, Inc.[a]	906,471
25,250	Ford Motor Company	407,535
7,400	Gap, Inc.	320,642
24,037	G-III Apparel Group, Ltd.[a]	2,707,768
6,901	Harman International Industries, Inc.	922,181
5,800	Hilton Worldwide Holdings, Inc.[a]	171,796
30,800	Home Depot, Inc.	3,499,188
38,500	Houghton Mifflin Harcourt Company[a]	903,980
14,681	Imax Corporation[a]	494,897
19,473	Jarden Corporation[a]	1,030,122
20,327	Kate Spade & Company[a]	678,719
5,050	Kirkland’s, Inc.[a]	119,938
25,950	Kohl’s Corporation	2,030,587
33,060	Las Vegas Sands Corporation	1,819,622
7,050	Liberty Interactive Corporation[a]	205,790
9,196	Limited Brands, Inc.	867,091
4,562	Lithia Motors, Inc.	453,508
14,220	Lowe’s Companies, Inc.	1,057,826
15,500	Macy’s, Inc.	1,006,105
10,184	Marriott International, Inc.	817,979
1,000	Marriott Vacations Worldwide Corporation	81,050
33,605	MDC Partners, Inc.	952,702
5,850	Nautilus, Inc.[a]	89,329
2,500	Newell Rubbermaid, Inc.	97,675
30,750	NIKE, Inc.	3,085,147
52,040	NutriSystem, Inc.	1,039,759
3,974	O’Reilly Automotive, Inc.[a]	859,338
30,810	Oxford Industries, Inc.	2,324,614
8,410	Papa John’s International, Inc.	519,822
5,989	PVH Corporation	638,188
1,799	Ralph Lauren Corporation	236,568
11,991	Red Robin Gourmet Burgers, Inc.[a]	1,043,217
4,427	Restoration Hardware Holdings, Inc.[a]	439,114
8,333	Ross Stores, Inc.	877,965
6,750	Scientific Games Corporation[a]	70,673
4,800	Scripps Networks Interactive, Inc.	329,088
1,350	Shake Shack, Inc.[a]	67,568
8,710	Skechers USA, Inc.[a]	626,336
6,347	Stage Stores, Inc.	145,473
42,900	Starbucks Corporation	4,062,630
8,161	Starwood Hotels & Resorts Worldwide, Inc.	681,443

Shares	Common Stock (46.6%)	Value
Consumer Discretionary (7.2%) - continued
18,000	Target Corporation	$1,477,260
13,105	Tenneco, Inc.[a]	752,489
4,130	Time Warner Cable, Inc.	619,004
10,300	Time, Inc.	231,132
16,846	Toll Brothers, Inc.[a]	662,722
2,850	Tower International, Inc.[a]	75,810
4,918	Tractor Supply Company	418,325
60,530	Tuesday Morning Corporation[a]	974,533
4,979	Ulta Salon Cosmetics & Fragrance, Inc.[a]	751,082
5,550	Under Armour, Inc.[a]	448,163
7,835	Vail Resorts, Inc.	810,296
7,379	VF Corporation	555,712
6,150	Wyndham Worldwide Corporation	556,391

	Total	68,722,965

Consumer Staples (1.7%)
15,450	Anheuser-Busch InBev NV ADR	1,883,510
11,500	Archer-Daniels-Midland Company	545,100
9,700	Avon Products, Inc.	77,503
6,363	B&G Foods, Inc.	187,263
2,191	Boston Beer Company, Inc.[a]	585,873
1,300	Coca-Cola Enterprises, Inc.	57,460
9,600	CVS Health Corporation	990,816
12,536	Hain Celestial Group, Inc.[a]	802,931
3,800	Ingredion, Inc.	295,716
2,850	Keurig Green Mountain, Inc.	318,431
2,600	Kimberly-Clark Corporation	278,486
1,550	Kroger Company	118,823
3,350	Molson Coors Brewing Company	249,408
22,470	Mondelez International, Inc.	810,942
7,879	Monster Beverage Corporation[a]	1,090,414
2,891	Philip Morris International, Inc.	217,779
2,000	Pilgrim’s Pride Corporation	45,180
5,600	Pinnacle Foods, Inc.	228,536
45,800	Rite Aid Corporation[a]	398,002
13,100	Sysco Corporation	494,263
16,650	TreeHouse Foods, Inc.[a]	1,415,583
6,900	Tyson Foods, Inc.	264,270
20,909	United Natural Foods, Inc.[a]	1,610,829
5,500	Walgreen Boots Alliance, Inc.	465,740
19,800	Wal-Mart Stores, Inc.	1,628,550
15,820	WhiteWave Foods Company[a]	701,459
7,303	Whole Foods Market, Inc.	380,340

	Total	16,143,207

Energy (5.1%)
22,100	Cabot Oil & Gas Corporation	652,613
48,454	Cameron International Corporation[a]	2,186,244
43,850	Canadian Natural Resources, Ltd.	1,346,633
3,250	Chesapeake Energy Corporation	46,020
11,760	Chevron Corporation	1,234,565
730	Cimarex Energy Company	84,016
171,946	Cobalt International Energy, Inc.[a]	1,618,012
7,350	Comstock Resources, Inc.	26,239
12,567	Concho Resources, Inc.[a]	1,456,767
1,250	ConocoPhillips	77,825
4,270	Denbury Resources, Inc.	31,128
2,196	Diamondback Energy, Inc.[a]	168,741
600	Dril-Quip, Inc.[a]	41,034
550	Energen Corporation	36,300
950	Ensco plc	20,016
60,766	EOG Resources, Inc.	5,571,635
56,131	EQT Corporation	4,651,576
32,650	Exxon Mobil Corporation	2,775,250
3,400	FMC Technologies, Inc.[a]	125,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (46.6%)	Value
Energy (5.1%) - continued
2,650	Green Plains, Inc.	$75,658
1,500	Gulfmark Offshore, Inc.	19,560
650	Gulfport Energy Corporation[a]	29,841
2,500	Helix Energy Solutions Group, Inc.[a]	37,400
14,800	Helmerich & Payne, Inc.	1,007,436
5,079	HollyFrontier Corporation	204,531
6,350	Kosmos Energy, Ltd.[a]	50,229
11,640	Laredo Petroleum Holdings, Inc.[a]	151,786
67,318	Marathon Oil Corporation	1,757,673
24,550	Marathon Petroleum Corporation	2,513,675
17,110	Market Vectors Oil Service ETF	576,778
880	National Oilwell Varco, Inc.	43,991
1,450	Newfield Exploration Company[a]	50,880
1,330	Noble Energy, Inc.	65,037
85,094	Oasis Petroleum, Inc.[a]	1,210,037
1,075	Oceaneering International, Inc.	57,975
940	Oil States International, Inc.[a]	37,384
2,050	Patterson-UTI Energy, Inc.	38,489
105,000	Petroleo Brasileiro SA ADR	631,050
43,835	Rex Energy Corporation[a]	163,066
26,830	Rosetta Resources, Inc.[a]	456,647
64,650	Rowan Companies plc	1,144,951
26,550	Schlumberger, Ltd.	2,215,332
7,262	SemGroup Corporation	590,691
4,534	SM Energy Company	234,317
72,285	Southwestern Energy Company[a]	1,676,289
70,810	Suncor Energy, Inc. ADR	2,071,192
7,270	Superior Energy Services, Inc.	162,412
430	Tesoro Corporation	39,255
52,600	Total SA ADR	2,612,116
59,812	Trinidad Drilling, Ltd.	192,203
21,316	U.S. Silica Holdings, Inc.	759,063
390,236	Weatherford International, Ltd.[a]	4,799,903
4,350	Western Refining, Inc.	214,846
7,282	Whiting Petroleum Corporation[a]	225,014
1,250	World Fuel Services Corporation	71,850

	Total	48,339,005

Financials (7.2%)
2,730	ACE, Ltd.	304,368
9,483	Affiliated Managers Group, Inc.[a]	2,036,759
7,560	Allied World Assurance Company Holdings AG	305,424
4,658	Allstate Corporation	331,510
9,010	American Assets Trust, Inc.	389,953
10,000	American Campus Communities, Inc.	428,700
7,100	American Capital Agency Corporation	151,443
11,600	American International Group, Inc.	635,564
2,933	Ameriprise Financial, Inc.	383,754
8,716	Argo Group International Holdings, Ltd.	437,107
1,700	Assurant, Inc.	104,397
23,020	Assured Guaranty, Ltd.	607,498
70,970	Bank of America Corporation	1,092,228
21,322	Bank of the Ozarks, Inc.	787,421
2,550	Banner Corporation	117,045
29,700	BBCN Bancorp, Inc.	429,759
12,900	Berkshire Hathaway, Inc.[a]	1,861,728
8,700	Blackstone Group, LP	338,343
4,700	Boston Private Financial Holdings, Inc.	57,105
10,150	Brixmor Property Group, Inc.	269,483
3,350	Camden Property Trust	261,735
7,850	Capital One Financial Corporation	618,737
5,600	CBL & Associates Properties, Inc.	110,880
1,900	CBRE Group, Inc.[a]	73,549

Shares	Common Stock (46.6%)	Value
Financials (7.2%) - continued
28,000	Chambers Street Properties	$220,640
9,500	Charles Schwab Corporation	289,180
16,565	Chesapeake Lodging Trust	560,394
43,171	Citigroup, Inc.	2,224,170
1,772	CNA Financial Corporation	73,414
50,990	CNO Financial Group, Inc.	878,048
12,400	Comerica, Inc.	559,612
10,250	Corporate Office Properties Trust	301,145
11,050	Crown Castle International Corporation	912,067
3,300	DDR Corporation	61,446
3,650	Digital Realty Trust, Inc.	240,754
11,629	Discover Financial Services	655,294
15,800	Duke Realty Corporation	343,966
14,830	Encore Capital Group, Inc.[a]	616,780
25,799	Essent Group, Ltd.[a]	616,854
19,883	Evercore Partners, Inc.	1,027,156
4,500	Extra Space Storage, Inc.	304,065
3,471	FelCor Lodging Trust, Inc.	39,882
21,168	First Republic Bank	1,208,481
8,050	Fulton Financial Corporation	99,337
2,500	General Growth Properties, Inc.	73,875
3,850	Government Properties Income Trust	87,973
4,550	Green Dot Corporation[a]	72,436
61,022	Hanmi Financial Corporation	1,290,615
1,750	Hanover Insurance Group, Inc.	127,015
14,647	HCC Insurance Holdings, Inc.	830,045
44,548	Host Hotels & Resorts, Inc.	898,979
111,950	Huntington Bancshares, Inc.	1,237,047
13,499	Intercontinental Exchange, Inc.	3,148,912
19,380	Invesco, Ltd.	769,192
32,105	iShares Russell 2000 Growth Index Fund	4,865,513
17,210	iShares Russell 2000 Index Fund	2,140,063
31,873	J.P. Morgan Chase & Company	1,930,866
27,142	Kennedy-Wilson Holdings, Inc.	709,492
25,300	KeyCorp	358,248
9,581	Lazard, Ltd.	503,865
14,400	Lexington Realty Trust	141,552
4,500	Liberty Property Trust	160,650
3,100	M&T Bank Corporation	393,700
30,000	MasterCard, Inc.	2,591,700
7,900	MBIA, Inc.[a]	73,470
15,230	MetLife, Inc.	769,876
1,100	Mid-America Apartment Communities, Inc.	84,997
32,540	Morgan Stanley	1,161,353
12,750	NASDAQ OMX Group, Inc.	649,485
6,950	Northern Trust Corporation	484,067
30,019	PacWest Bancorp	1,407,591
14,830	Parkway Properties, Inc.	257,301
14,311	Pebblebrook Hotel Trust	666,463
25,900	Progressive Corporation	704,480
5,000	Retail Properties of America, Inc.	80,150
2,600	RLJ Lodging Trust	81,406
750	Sovran Self Storage, Inc.	70,455
86,500	SPDR Euro Stoxx 50 ETF	3,357,930
21,112	SPDR S&P 500 ETF Trust	4,358,150
20,400	Summit Hotel Properties, Inc.	287,028
4,386	Sunstone Hotel Investors, Inc.	73,115
5,722	SVB Financial Group[a]	726,923
46,090	Synovus Financial Corporation	1,290,981
11,409	TD Ameritrade Holding Corporation	425,099
23,923	Terreno Realty Corporation	545,444
5,130	Texas Capital Bancshares, Inc.[a]	249,575
42,800	Visa, Inc.	2,799,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (46.6%)	Value
Financials (7.2%) - continued
4,450	Wells Fargo & Company	$242,080
43,208	Western Alliance Bancorp[a]	1,280,685
8,800	Western Asset Mortgage Capital Corporation	132,704
2,200	Weyerhaeuser Company	72,930
26,429	Zions Bancorporation	713,583

	Total	68,745,782

Health Care (7.7%)
1,200	Abaxis, Inc.	76,932
72,640	Abbott Laboratories	3,365,411
19,369	Acadia Healthcare Company, Inc.[a]	1,386,820
1,900	Acceleron Pharma, Inc.[a]	72,314
31,670	Acorda Therapeutics, Inc.[a]	1,053,978
17,117	Actavis plc[a]	5,094,362
12,500	Aetna, Inc.	1,331,625
19,150	Affymetrix, Inc.[a]	240,524
39,124	Akorn, Inc.[a]	1,858,781
15,350	Alexion Pharmaceuticals, Inc.[a]	2,660,155
21,158	Align Technology, Inc.[a]	1,137,983
19,750	Allscripts Healthcare Solutions, Inc.[a]	236,210
6,867	AmerisourceBergen Corporation	780,572
5,600	Amgen, Inc.	895,160
41,753	AMN Healthcare Services, Inc.[a]	963,242
9,180	Anacor Pharmaceuticals, Inc.[a]	531,063
8,210	Baxter International, Inc.	562,385
7,812	BioMarin Pharmaceutical, Inc.[a]	973,531
64,850	Boston Scientific Corporation[a]	1,151,087
3,500	Bruker Corporation[a]	64,645
2,808	C.R. Bard, Inc.	469,919
14,950	Cambrex Corporation[a]	592,468
3,300	Cardinal Health, Inc.	297,891
25,501	Cardiovascular Systems, Inc.[a]	995,559
62,448	Catamaran Corporation[a]	3,718,154
27,422	Centene Corporation[a]	1,938,461
55,058	Cerner Corporation[a]	4,033,549
1,650	Charles River Laboratories International, Inc.[a]	130,829
2,307	Cooper Companies, Inc.	432,378
10,126	Cyberonics, Inc.[a]	657,380
55,803	Depomed, Inc.[a]	1,250,545
1,800	Edwards Lifesciences Corporation[a]	256,428
1,700	Endo International plc[a]	152,490
15,591	Envision Healthcare Holdings, Inc.[a]	597,915
8,000	EXACT Sciences Corporation[a]	176,160
66,452	ExamWorks Group, Inc.[a]	2,765,732
3,900	Express Scripts Holding Company[a]	338,403
47,520	Gilead Sciences, Inc.[a]	4,663,138
1,200	Greatbatch, Inc.[a]	69,420
12,050	HCA Holdings, Inc.[a]	906,522
14,050	Hologic, Inc.[a]	464,001
2,600	Illumina, Inc.[a]	482,664
23,968	Impax Laboratories, Inc.[a]	1,123,380
16,200	Inogen, Inc.[a]	518,238
45,428	Ironwood Pharmaceuticals, Inc.[a]	726,848
1,752	Johnson & Johnson	176,251
900	Mallinckrodt, LLC[a]	113,985
1,900	Medivation, Inc.[a]	245,233
5,554	Medtronic, Inc.	433,156
17,480	Merck & Company, Inc.	1,004,750
1,498	Mettler-Toledo International, Inc.[a]	492,318
9,825	Mylan NVa	583,114
16,812	Neurocrine Biosciences, Inc.[a]	667,605
48,851	NuVasive, Inc.[a]	2,246,657
2,800	PAREXEL International Corporation[a]	193,172
4,920	Perrigo Company plc	814,506

Shares	Common Stock (46.6%)	Value
Health Care (7.7%) - continued
43,200	Pfizer, Inc.	$1,502,928
2,750	PharMerica Corporation[a]	77,523
1,550	Providence Service Corporation[a]	82,336
1,887	Puma Biotechnology, Inc.[a]	445,540
8,900	Quest Diagnostics, Inc.	683,965
1,650	Quintiles Transnational Holdings, Inc.[a]	110,501
8,600	Spectrum Pharmaceuticals, Inc.[a]	52,202
1,900	St. Jude Medical, Inc.	124,260
23,148	Team Health Holdings, Inc.[a]	1,354,389
29,117	Teleflex, Inc.	3,518,207
600	Thermo Fisher Scientific, Inc.	80,604
13,963	UnitedHealth Group, Inc.	1,651,683
5,914	Universal Health Services, Inc.	696,137
36,700	Veeva Systems, Inc.[a]	936,951
24,249	Vertex Pharmaceuticals, Inc.[a]	2,860,655
3,100	Waters Corporation[a]	385,392

	Total	73,729,272

Industrials (5.8%)
2,150	AAR Corporation	66,005
16,450	ADT Corporation	683,004
9,600	Allison Transmission Holdings, Inc.	306,624
13,230	Apogee Enterprises, Inc.	571,536
2,700	Argan, Inc.	97,659
5,436	B/E Aerospace, Inc.	345,838
2,200	Boeing Company	330,176
3,307	Briggs & Stratton Corporation	67,926
3,650	Caterpillar, Inc.	292,109
18,600	CLARCOR, Inc.	1,228,716
8,700	Con-way, Inc.	383,931
17,300	CSX Corporation	572,976
12,280	Curtiss-Wright Corporation	907,983
88,770	Delta Air Lines, Inc.	3,991,099
31,034	EMCOR Group, Inc.	1,442,150
9,800	Esterline Technologies Corporation[a]	1,121,316
12,900	Expeditors International of Washington, Inc.	621,522
2,948	Fastenal Company	122,150
7,650	Federal Signal Corporation	120,793
15,100	Flowserve Corporation	852,999
4,300	Fluor Corporation	245,788
11,377	Fortune Brands Home and Security, Inc.	540,180
7,564	Generac Holdings, Inc.[a]	368,291
4,700	Graco, Inc.	339,152
30,068	Granite Construction, Inc.	1,056,590
13,134	H&E Equipment Services, Inc.	328,219
32,110	Healthcare Services Group, Inc.	1,031,694
11,050	Heico Corporation	674,824
19,698	HNI Corporation	1,086,739
4,965	Honeywell International, Inc.	517,899
3,900	Huntington Ingalls Industries, Inc.	546,585
20,087	Huron Consulting Group, Inc.[a]	1,328,755
64,430	Ingersoll-Rand plc	4,386,394
42,465	Interface, Inc.	882,423
7,120	Jacobs Engineering Group, Inc.[a]	321,539
5,754	JB Hunt Transport Services, Inc.	491,363
9,500	KAR Auction Services, Inc.	360,335
35,600	Korn/Ferry International	1,170,172
3,500	Landstar System, Inc.	232,050
7,500	Manpower, Inc.	646,125
6,909	MasTec, Inc.[a]	133,344
4,650	Meritor, Inc.[a]	58,636
12,333	Middleby Corporation[a]	1,265,982
4,300	Mistras Group, Inc.[a]	82,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (46.6%)	Value
Industrials (5.8%) - continued
10,000	Mueller Water Products, Inc.	$98,500
10,133	Nielsen NV	451,628
9,050	Old Dominion Freight Line, Inc.[a]	699,565
29,337	On Assignment, Inc.[a]	1,125,661
12,675	Oshkosh Corporation	618,413
3,728	Parker Hannifin Corporation	442,812
14,870	Pentair, Ltd.	935,174
23,835	PGT, Inc.[a]	266,356
37,870	Progressive Waste Solutions, Ltd.	1,112,621
18,100	Proto Labs, Inc.[a]	1,267,000
45,563	Ritchie Brothers Auctioneers, Inc.	1,136,341
15,012	Robert Half International, Inc.	908,526
2,708	Roper Industries, Inc.	465,776
16,390	Saia, Inc.[a]	726,077
61,705	Southwest Airlines Company	2,733,531
1,750	Spirit Aerosystems Holdings, Inc.[a]	91,368
13,541	Spirit Airlines, Inc.[a]	1,047,532
8,076	Stericycle, Inc.[a]	1,134,113
23,876	Swift Transportation Company[a]	621,254
11,576	Tennant Company	756,723
35,710	Union Pacific Corporation	3,867,750
5,950	United Continental Holdings, Inc.[a]	400,138
4,632	United Rentals, Inc.[a]	422,253
3,100	WABCO Holdings, Inc.[a]	380,928
15,396	WageWorks, Inc.[a]	821,069
4,602	Watsco, Inc.	578,471

	Total	55,331,989

Information Technology (9.5%)
21,619	A10 Networks, Inc.[a]	93,610
10,549	Agilent Technologies, Inc.	438,311
3,050	Alliance Data Systems Corporation[a]	903,563
12,802	Ambarella, Inc.[a]	969,239
2,850	Amdocs, Ltd.	155,040
16,425	Amphenol Corporation	967,925
5,848	ANSYS, Inc.[a]	515,735
56,424	Apple, Inc.[b]	7,020,838
32,484	Applied Materials, Inc.	732,839
71,724	Applied Micro Circuits Corporation[a]	365,792
11,116	Applied Optoelectronics, Inc.[a]	154,290
8,570	Arista Networks, Inc.[a]	604,442
37,830	ARM Holdings plc ADR	1,865,019
26,923	Aspen Technology, Inc.[a]	1,036,266
155,910	Atmel Corporation	1,283,139
3,400	AVG Technologies NVa	73,610
5,950	Booz Allen Hamilton Holding Corporation	172,193
18,150	Broadcom Corporation	785,804
22,520	Broadridge Financial Solutions, Inc.	1,238,825
31,250	Brocade Communications Systems, Inc.	370,781
16,879	Cardtronics, Inc.[a]	634,650
10,099	Cavium, Inc.[a]	715,211
5,950	CDW Corporation	221,578
13,510	Ciena Corporation[a]	260,878
3,150	Cirrus Logic, Inc.[a]	104,769
48,850	Cisco Systems, Inc.	1,344,596
4,450	Citrix Systems, Inc.[a]	284,222
20,330	Cognex Corporation[a]	1,008,165
6,400	Coherent, Inc.[a]	415,744
1,550	Computer Sciences Corporation	101,184
2,900	Comtech Telecommunications Corporation	83,955
16,279	Constant Contact, Inc.[a]	622,021
7,910	Cornerstone OnDemand, Inc.[a]	228,520
46,650	Corning, Inc.	1,058,022

Shares	Common Stock (46.6%)	Value
Information Technology (9.5%) - continued
15,885	Dealertrack Technologies, Inc.[a]	$611,890
13,511	Demandware, Inc.[a]	822,820
28,230	DST Systems, Inc.	3,125,343
15,374	eBay, Inc.[a]	886,772
7,600	Electronic Arts, Inc.[a]	446,994
119,800	EMC Corporation	3,062,088
14,980	Envestnet, Inc.[a]	840,078
4,486	EVERTEC, Inc.	98,064
4,282	F5 Networks, Inc.[a]	492,173
55,350	Facebook, Inc.[a]	4,550,600
9,550	Fairchild Semiconductor International, Inc.[a]	173,619
2,935	FARO Technologies, Inc.[a]	182,352
13,370	FEI Company	1,020,666
22,292	Fortinet, Inc.[a]	779,105
6,760	Gartner, Inc.[a]	566,826
5,053	Google, Inc., Class Aa	2,802,899
5,373	Google, Inc., Class Ca	2,944,404
39,994	Guidewire Software, Inc.[a]	2,104,084
26,219	HomeAway, Inc.[a]	791,027
6,877	IAC/InterActiveCorporation	463,991
5,908	Imperva, Inc.[a]	252,272
24,210	Juniper Networks, Inc.	546,662
5,246	Keysight Technologies, Inc.[a]	194,889
13,414	LinkedIn Corporation[a]	3,351,622
8,474	Manhattan Associates, Inc.[a]	428,869
19,050	Marvell Technology Group, Ltd.	280,035
5,000	Maxim Integrated Products, Inc.	174,050
55,777	MaxLinear, Inc.[a]	453,467
17,880	Microsemi Corporation[a]	632,952
12,320	Microsoft Corporation	500,870
11,159	Monolithic Power Systems, Inc.	587,521
18,830	National Instruments Corporation	603,313
21,350	NetApp, Inc.	757,071
3,527	Newport Corporation[a]	67,225
4,621	Nice Systems, Ltd. ADR	281,558
81,724	NVIDIA Corporation	1,710,075
11,590	NXP Semiconductors NVa	1,163,172
15,150	Oracle Corporation	653,723
2,100	Palo Alto Networks, Inc.[a]	306,768
11,386	Plantronics, Inc.	602,889
5,050	Polycom, Inc.[a]	67,670
9,450	Progress Software Corporation[a]	256,757
25,416	Proofpoint, Inc.[a]	1,505,136
20,396	QLIK Technologies, Inc.[a]	634,927
11,050	QUALCOMM, Inc.[b]	766,207
5,150	Rackspace Hosting, Inc.[a]	265,689
7,650	Red Hat, Inc.[a]	579,488
52,000	Salesforce.com, Inc.[a]	3,474,120
6,350	Samsung Electronics Company, Ltd. GDR	4,084,063
7,671	ServiceNow, Inc.[a]	604,321
4,189	Skyworks Solutions, Inc.	411,737
5,469	Sonus Networks, Inc.[a]	43,096
7,950	Symantec Corporation	185,752
3,752	Synaptics, Inc.[a]	305,056
5,212	Synopsys, Inc.[a]	241,420
9,500	Teradata Corporation[a]	419,330
19,551	Teradyne, Inc.	368,536
9,730	Texas Instruments, Inc.	556,410
12,124	Textura Corporation[a]	329,530
4,000	Total System Services, Inc.	152,600
2,322	Tyler Technologies, Inc.[a]	279,871
5,656	Ultimate Software Group, Inc.[a]	961,265
6,700	Vantiv, Inc.[a]	252,590
19,370	Veeco Instruments, Inc.[a]	591,754

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (46.6%)	Value
Information Technology (9.5%) - continued
64,608	Virtusa Corporation[a]	$2,673,479
16,760	VMware, Inc.[a]	1,374,488
2,500	WebMD Health Corporation[a]	109,588
4,000	Western Digital Corporation	364,040
39,350	Xerox Corporation	505,648
12,700	Xilinx, Inc.	537,210

	Total	90,047,352

Materials (1.5%)
3,850	Agnico Eagle Mines, Ltd.	107,569
4,550	Airgas, Inc.	482,801
23,650	Alcoa, Inc.	305,558
2,700	Avery Dennison Corporation	142,857
3,800	Ball Corporation	268,432
23,100	Barrick Gold Corporation	253,176
8,800	Berry Plastics Group, Inc.[a]	318,472
7,507	Celanese Corporation	419,341
37,794	Chemtura Corporation[a]	1,031,398
850	Compass Minerals International, Inc.	79,229
6,900	Crown Holdings, Inc.[a]	372,738
6,590	Dow Chemical Company	316,188
6,570	Eagle Materials, Inc.	548,989
4,100	Eastman Chemical Company	283,966
13,200	Eldorado Gold Corporation	60,588
6,150	Ferro Corporation[a]	77,183
8,755	FMC Corporation	501,224
3,000	Franco-Nevada Corporation	145,620
23,650	Freeport-McMoRan, Inc.	448,167
16,050	Goldcorp, Inc.	290,826
50,318	Graphic Packaging Holding Company	731,624
37,450	Horsehead Holding Corporation[a]	474,117
1,550	Innophos Holdings, Inc.	87,358
11,550	International Paper Company	640,909
21,800	Kinross Gold Corporation[a]	48,832
850	LyondellBasell Industries NV	74,630
1,150	Martin Marietta Materials, Inc.	160,770
23,460	Materials Select Sector SPDR Fund	1,144,379
4,100	MeadWestvaco Corporation	204,467
9,750	Newmont Mining Corporation	211,672
6,280	Nucor Corporation	298,488
15,700	Owens-Illinois, Inc.[a]	366,124
6,700	Packaging Corporation of America	523,873
22,343	PolyOne Corporation	834,511
10,300	Rock-Tenn Company	664,350
1,350	Royal Gold, Inc.	85,199
5,000	Sealed Air Corporation	227,800
1,200	Silgan Holdings, Inc.	69,756
14,968	Silver Wheaton Corporation	284,691
1,450	Sonoco Products Company	65,917
2,600	Southern Copper Corporation	75,868
23,370	Steel Dynamics, Inc.	469,737
13,350	Teck Resources, Ltd.	183,296
2,450	Vulcan Materials Company	206,535
1,350	Westlake Chemical Corporation	97,119
17,600	Yamana Gold, Inc.	63,184

	Total	14,749,528

Telecommunications Services (0.2%)
3,075	Level 3 Communications, Inc.[a]	165,558
6,044	SBA Communications Corporation[a]	707,752
10,658	Verizon Communications, Inc.	518,299
17,150	Vonage Holdings Corporation[a]	84,206

	Total	1,475,815

Utilities (0.7%)
2,400	Atmos Energy Corporation	132,720

Shares	Common Stock (46.6%)	Value
Utilities (0.7%) - continued
10,500	Dynegy, Inc.[a]	$330,015
6,050	Edison International, Inc.	377,944
4,400	Entergy Corporation	340,956
19,700	FirstEnergy Corporation	690,682
5,920	Laclede Group, Inc.	303,222
5,290	NiSource, Inc.	233,606
19,580	NorthWestern Corporation	1,053,208
8,800	NRG Energy, Inc.	221,672
2,400	OGE Energy Corporation	75,864
14,290	PG&E Corporation	758,370
8,340	Portland General Electric Company	309,331
9,050	Public Service Enterprise Group, Inc.	379,376
13,600	Southern Company	602,208
2,100	Vectren Corporation	92,694
3,800	Westar Energy, Inc.	147,288
13,150	Wisconsin Energy Corporation	650,925

	Total	6,700,081

	Total Common Stock (cost $362,529,040)	443,984,996

Shares	Affiliated Mutual Funds (37.7%)	Value
Equity Mutual Funds (35.2%)
708,951	Thrivent Partner Small Cap Value Portfolio	20,297,909
1,737,044	Thrivent Small Cap Stock Portfolio	33,038,226
1,693,599	Thrivent Partner Mid Cap Value Portfolio	31,334,114
2,633,658	Thrivent Mid Cap Stock Portfolio	51,040,292
11,481,744	Thrivent Partner Worldwide Allocation Portfolio	111,343,062
2,807,135	Thrivent Large Cap Value Portfolio	47,257,564
3,155,081	Thrivent Large Cap Stock Portfolio	40,574,029

	Total	334,885,196

Fixed Income Mutual Funds (2.5%)
1,316,483	Thrivent High Yield Portfolio	6,493,946
451,330	Thrivent Opportunity Income Plus Portfolio	4,627,353
429,833	Thrivent Income Portfolio	4,572,005
802,642	Thrivent Limited Maturity Bond Portfolio	7,922,234

	Total	23,615,538

	Total Affiliated Mutual Funds (cost $315,319,586)	358,500,734

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Asset-Backed Securities (<0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[c]	456,994

	Total	456,994

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
36,264	0.624%, 12/25/2035[d]	19,422
	Residential Asset Securitization Trust
49,230	0.554%, 8/25/2037[d]	17,799
	Sequoia Mortgage Trust
146,426	2.743%, 9/20/2046	114,606
	WaMu Mortgage Pass Through Certificates
66,328	2.237%, 9/25/2036	59,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Collateralized Mortgage Obligations (0.1%) - continued
$96,850	2.258%, 10/25/2036	$86,441

	Total	297,896

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	263,427
	Government National Mortgage Association
4,522	3.214%, 1/16/2040	4,533

	Total	267,960

Energy (0.4%)
	Antero Resources Corporation
195,000	5.125%, 12/1/2022	187,200
	Bonanza Creek Energy, Inc.
195,000	6.750%, 4/15/2021	189,638
	Chaparral Energy, Inc.
235,000	7.625%, 11/15/2022	157,450
	Chesapeake Energy Corporation
155,000	4.875%, 4/15/2022	145,313
	Concho Resources, Inc.
155,000	5.500%, 10/1/2022	156,162
60,000	5.500%, 4/1/2023	60,444
	Energy XXI Gulf Coast, Inc.
120,000	11.000%, 3/15/2020[e]	114,150
	Halcon Resources Corporation
275,000	8.875%, 5/15/2021[f]	191,125
	Hornbeck Offshore Services, Inc.
60,000	5.875%, 4/1/2020	51,600
160,000	5.000%, 3/1/2021	127,200
	Jones Energy Holdings, LLC
275,000	6.750%, 4/1/2022	257,125
	Laredo Petroleum, Inc.
195,000	5.625%, 1/15/2022	189,150
	Linn Energy, LLC
215,000	8.625%, 4/15/2020	183,287
	MEG Energy Corporation
210,000	7.000%, 3/31/2024[e]	197,925
	Memorial Production Partners, LP
190,000	7.625%, 5/1/2021	172,900
	Oasis Petroleum, Inc.
135,000	6.500%, 11/1/2021	128,925
80,000	6.875%, 3/15/2022	78,000
	Offshore Group Investment, Ltd.
155,000	7.125%, 4/1/2023	87,962
	Pacific Drilling SA
235,000	5.375%, 6/1/2020[e]	188,000
	Precision Drilling Corporation
155,000	5.250%, 11/15/2024[e]	129,425
	Range Resources Corporation
195,000	5.000%, 3/15/2023	194,025
	Rice Energy, Inc.
195,000	7.250%, 5/1/2023[e]	195,000
	Rosetta Resources, Inc.
195,000	5.875%, 6/1/2024	181,350
	Whiting Petroleum Corporation
215,000	5.750%, 3/15/2021	213,388

	Total	3,776,744

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Mortgage-Backed Securities (0.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$875,000	3.000%, 4/1/2030[g]	$916,152
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 4/1/2045[g]	934,609
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	3.500%, 5/1/2029[g]	953,406
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,825,000	3.500%, 4/1/2045[g]	1,916,820
1,675,000	4.000%, 4/1/2045[g]	1,790,942
1,575,000	4.500%, 5/1/2045[g]	1,713,921

	Total	8,225,850

U.S. Government and Agencies (1.1%)
	Federal National Mortgage Association
665,000	0.875%, 5/21/2018	663,420
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	216,051
	U.S. Treasury Notes
225,000	0.625%, 10/15/2016	225,598
200,000	0.875%, 11/15/2017	200,531
425,000	1.500%, 10/31/2019	428,354
1,400,000	1.875%, 6/30/2020	1,432,157
250,000	2.125%, 9/30/2021	257,187
250,000	1.625%, 8/15/2022	247,988
2,100,000	2.250%, 11/15/2024	2,158,899
2,800,000	3.625%, 2/15/2044	3,423,655
	U.S. Treasury Notes, TIPS
1,314,521	0.125%, 4/15/2018	1,341,016

	Total	10,594,856

	Total Long-Term Fixed Income (cost $22,754,798)	23,620,300

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
204,815	Thrivent Cash Management Trust	204,815

	Total Collateral Held for Securities Loaned (cost $204,815)	204,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.1%)[h]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.038%, 4/1/2015	$5,000,000
8,000,000	0.040%, 4/6/2015	7,999,956
3,000,000	0.060%, 4/15/2015	2,999,930
8,000,000	0.076%, 4/17/2015	7,999,731
8,000,000	0.096%, 4/22/2015	7,999,552
9,200,000	0.086%, 4/24/2015[b]	9,199,496
5,000,000	0.055%, 5/1/2015	4,999,771
8,000,000	0.075%, 5/6/2015[b]	7,999,417
4,000,000	0.075%, 5/8/2015	3,999,692
23,000,000	0.068%, 5/15/2015[b]	22,998,083
5,000,000	0.060%, 6/8/2015	4,999,433
25,000,000	0.087%, 6/19/2015	24,995,227
	Federal Home Loan Mortgage Corporation Discount Notes
4,800,000	0.060%, 5/11/2015[b]	4,799,680
3,600,000	0.075%, 6/10/2015	3,599,475
100,000	0.075%, 6/11/2015[b]	99,985
	Federal National Mortgage Association Discount Notes
1,438,000	0.050%, 4/27/2015[b]	1,437,948
2,000,000	0.042%, 5/13/2015	1,999,902
2,000,000	0.128%, 8/12/2015[b]	1,999,058

	Total Short-Term Investments (at amortized cost)	125,126,336

	Total Investments (cost $825,934,575) 99.9%	$951,437,181

	Other Assets and Liabilities, Net 0.1%	668,536

	Total Net Assets 100.0%	$952,105,717

a	Non-income producing security.
b	At March 31, 2015, $17,531,528 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $824,500 or 0.1% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$153,062,392
Gross unrealized depreciation	(27,559,786)

Net unrealized appreciation (depreciation)	$125,502,606

Cost for federal income tax purposes	$825,934,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	68,722,965	68,722,965	–	–
Consumer Staples	16,143,207	16,143,207	–	–
Energy	48,339,005	48,146,802	192,203	–
Financials	68,745,782	68,745,782	–	–
Health Care	73,729,272	73,729,272	–	–
Industrials	55,331,989	55,331,989	–	–
Information Technology	90,047,352	90,047,352	–	–
Materials	14,749,528	14,603,908	145,620	–
Telecommunications Services	1,475,815	1,475,815	–	–
Utilities	6,700,081	6,700,081	–	–
Affiliated Mutual Funds
Equity Mutual Funds	334,885,196	334,885,196	–	–
Fixed Income Mutual Funds	23,615,538	23,615,538	–	–
Long-Term Fixed Income
Asset-Backed Securities	456,994	–	456,994	–
Collateralized Mortgage Obligations	297,896	–	297,896	–
Commercial Mortgage-Backed Securities	267,960	–	267,960	–
Energy	3,776,744	–	3,776,744	–
Mortgage-Backed Securities	8,225,850	–	8,225,850	–
U.S. Government and Agencies	10,594,856	–	10,594,856	–
Collateral Held for Securities Loaned	204,815	204,815	–	–
Short-Term Investments	125,126,336	–	125,126,336	–

Total	$951,437,181	$802,352,722	$149,084,459	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,001,539	1,001,539	–	–

Total Asset Derivatives	$1,001,539	$1,001,539	$–	$–

Liability Derivatives
Futures Contracts	4,862,742	4,862,742	–	–

Total Liability Derivatives	$4,862,742	$4,862,742	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(75)	June 2015	($16,386,100)	($16,436,719)	($50,619)
5-Yr. U.S. Treasury Bond Futures	(144)	June 2015	(17,171,554)	(17,310,376)	(138,822)
10-Yr. U.S. Treasury Bond Futures	(41)	June 2015	(5,233,459)	(5,285,156)	(51,697)
30-Yr. U.S. Treasury Bond Futures	29	June 2015	4,701,715	4,752,375	50,660
Eurex EURO STOXX 50 Futures	1,562	June 2015	60,708,445	60,815,918	107,473
Mini MSCI EAFE Index Futures	386	June 2015	34,933,909	35,317,070	383,161
Russell 2000 Index Mini-Futures	(573)	June 2015	(70,526,387)	(71,561,970)	(1,035,583)
S&P 400 Index Mini-Futures	(824)	June 2015	(121,645,499)	(125,231,520)	(3,586,021)
S&P 500 Index Futures	398	June 2015	204,620,327	205,049,600	429,273
Ultra Long Term U.S. Treasury Bond Futures	34	June 2015	5,744,777	5,775,749	30,972
Total Futures Contracts					($3,861,203)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Opportunity Income Plus	$4,542,552	$38,730	$–	451,330	$4,627,353	$38,753
Partner Small Cap Value	20,049,563	–	–	708,951	20,297,909	–
Small Cap Stock	31,911,232	–	–	1,737,044	33,038,226	–
Partner Mid Cap Value	30,716,459	–	–	1,693,599	31,334,114	–
Mid Cap Stock	49,659,992	–	–	2,633,658	51,040,292	–
Partner Worldwide Allocation	106,787,106	–	–	11,481,744	111,343,062	–
Large Cap Value	47,124,226	–	–	2,807,135	47,257,564	–
Large Cap Stock	38,896,156	–	–	3,155,081	40,574,029	–
High Yield	5,644,416	855,012	78,708	1,316,483	6,493,946	88,275
Income	4,473,519	40,587	–	429,833	4,572,005	40,614
Limited Maturity Bond	7,337,690	601,139	59,031	802,642	7,922,234	26,156
Cash Management Trust-Collateral Investment	241,100	407,203	443,488	204,815	204,815	1,079
Total Value and Income Earned	347,384,011				358,705,549	194,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$807,559	3.750%, 2/1/2020	$802,326
	Fortescue Metals Group, Ltd., Term Loan
1,023,908	3.750%, 6/30/2019	923,032
	Ineos Group Holdings, Ltd., Term Loan
1,364,677	3.750%, 5/4/2018	1,354,442
	NewPage Corporation, Term Loan
1,371,008	9.500%, 2/11/2021	1,311,890
	Wausau Paper Corporation, Term Loan
794,000	6.500%, 7/30/2020	799,955

	Total	5,191,645

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,085,467	3.750%, 10/9/2019	1,072,484
	Berry Plastics Group, Inc., Term Loan
1,798,300	3.500%, 2/8/2020	1,792,905
	Silver II Borrower, Term Loan
448,533	4.000%, 12/13/2019	424,613
	STHI Holding Corporation, Term Loan
278,600	4.500%, 8/6/2021	278,021

	Total	3,568,023

Communications Services (0.6%)
	Atlantic Broadband Penn, LLC, Term Loan
562,842	3.250%, 11/30/2019	558,058
	Birch Communication Inc., Term Loan
1,408,715	7.750%, 7/17/2020	1,394,628
	Cable & Wireless Communications plc, Term Loan
217,044	5.500%, 4/28/2017	217,044
	Cengage Learning Acquisitions, Term Loan
2,593,800	7.000%, 3/31/2020	2,601,218
	Cequel Communications, LLC, Term Loan
571,130	3.500%, 2/14/2019	571,387
	Charter Communications Operating, LLC, Term Loan
240,713	3.000%, 7/1/2020	239,675
	Clear Channel Communications, Inc., Term Loan
449,628	7.678%, 7/30/2019	432,641
	Cumulus Media Holdings, Inc., Term Loan
1,250,519	4.250%, 12/23/2020	1,226,447
	Fairpoint Communications, Term Loan
1,200,500	7.500%, 2/14/2019	1,220,512
	Grande Communications Networks, LLC, Term Loan
731,972	4.500%, 5/29/2020	724,199
	Hargray Communications Group, Inc., Term Loan
1,436,210	5.250%, 6/26/2019	1,441,151
	iHeartCommunications, Inc., Term Loan
1,398,024	6.928%, 1/30/2019	1,327,494

Principal Amount	Bank Loans (1.8%)[a]	Value
Communications Services (0.6%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$730,100	5.250%, 2/22/2019	$728,501
250,000	9.750%, 2/21/2020	247,970
	Intelsat Jackson Holdings SA, Term Loan
1,097,851	3.750%, 6/30/2019	1,093,185
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,557,597
	Level 3 Financing, Inc., Term Loan
640,000	4.500%, 1/31/2022	643,002
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
935,000	0.000%, 1/7/2022 [b,c]	920,395
1,830,000	4.500%, 1/7/2022	1,819,715
	LTS Buyer, LLC, Term Loan
545,288	4.000%, 4/13/2020	542,905
39,215	8.000%, 4/12/2021	38,855
	McGraw-Hill Global Education, LLC, Term Loan
1,110,494	5.750%, 3/22/2019	1,118,267
	Mediacom Broadband, LLC, Term Loan
624,000	4.000%, 1/20/2020	622,702
	NEP Broadcasting, LLC, Term Loan
68,572	9.500%, 7/22/2020	67,029
	NEP/NCP Holdco, Inc., Term Loan
1,803,418	4.250%, 1/22/2020	1,753,824
	NTelos, Inc., Term Loan
360,750	5.750%, 11/9/2019	308,441
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	891,936
	TNS, Inc., Term Loan
644,920	5.000%, 2/14/2020	645,726
	Univision Communications, Inc., Term Loan
1,667,461	4.000%, 3/1/2020	1,663,592
	Virgin Media Investment Holdings, Ltd., Term Loan
1,286,488	3.500%, 6/7/2020	1,284,083
	WideOpenWest Finance, LLC, Term Loan
1,597,400	4.750%, 4/1/2019	1,597,656
	XO Communications, LLC, Term Loan
297,000	4.250%, 3/20/2021	297,297
	Yankee Cable Acquisition, LLC, Term Loan
920,790	4.500%, 3/1/2020	922,862
	Zayo Group, LLC, Term Loan
1,458,261	4.000%, 7/2/2019	1,459,427

	Total	32,179,421

Consumer Cyclical (0.3%)
	Amaya Gaming Group, Inc., Term Loan
1,029,825	5.000%, 8/1/2021	1,019,527
	Burlington Coat Factory Warehouse Corporation, Term Loan
876,050	4.250%, 8/13/2021	880,799
	Ceridian HCM Holding, Inc., Term Loan
348,126	4.500%, 9/15/2020	342,688
	Chrysler Group, LLC, Term Loan
818,003	3.500%, 5/24/2017	817,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Golden Nugget, Inc., Delayed Draw
$148,091	5.500%, 11/21/2019	$148,784
	Golden Nugget, Inc., Term Loan
345,546	5.500%, 11/21/2019	347,163
	Hilton Worldwide Finance, LLC, Term Loan
774,298	3.500%, 10/26/2020	775,003
	J.C. Penney Corporation, Inc., Term Loan
363,525	6.000%, 5/22/2018	362,420
	Las Vegas Sands, LLC, Term Loan
4,641,250	3.250%, 12/19/2020	4,635,727
	Marina District Finance Company, Inc., Term Loan
2,734,585	6.500%, 8/15/2018	2,747,684
	MGM Resorts International, Term Loan
762,450	3.500%, 12/20/2019	759,751
	Mohegan Tribal Gaming Authority, Term Loan
1,481,250	5.500%, 11/19/2019	1,467,978
	Rite Aid Corporation, Term Loan
365,000	5.750%, 8/21/2020	368,650
	ROC Finance, LLC, Term Loan
1,334,675	5.000%, 6/20/2019	1,286,707
	Scientific Games International, Inc., Term Loan
410,840	6.000%, 10/18/2020	411,969
	Seminole Indian Tribe of Florida, Term Loan
395,600	3.000%, 4/29/2020	394,611

	Total	16,767,292

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
1,079,134	5.375%, 3/21/2019	1,086,483
	Biomet, Inc., Term Loan
929,638	3.674%, 7/25/2017	928,634
	Catalina Marketing Corporation, Term Loan
302,712	4.500%, 4/9/2021	262,854
	CHS/Community Health Systems, Inc., Term Loan
216,079	3.428%, 12/31/2018	216,012
574,467	4.250%, 1/27/2021	577,138
	Hologic, Inc., Term Loan
557,987	3.250%, 8/1/2019	558,529
	JBS USA, LLC, Term Loan
804,656	2.984%, 5/25/2018	806,668
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,875,825	4.750%, 6/30/2021	1,856,185
	Roundy’s Supermarkets, Inc., Term Loan
1,495,632	5.750%, 3/3/2021	1,434,879
	Supervalu, Inc., Term Loan
1,106,248	4.500%, 3/21/2019	1,109,777
	Visant Corporation, Term Loan
1,969,748	7.000%, 9/23/2021	1,976,721

	Total	10,813,880

Energy (0.1%)
	Arch Coal, Inc., Term Loan
3,178,633	6.250%, 5/16/2018	2,449,137

Principal Amount	Bank Loans (1.8%)[a]	Value
Energy (0.1%) - continued
	Energy Solutions, LLC, Term Loan
$565,891	6.750%, 5/29/2020	$567,130
	Expro Holdings UK 2, Ltd., Term Loan
447,750	5.750%, 9/2/2021	380,270
	Fieldwood Energy, LLC, Term Loan
96,059	8.375%, 9/30/2020	70,055
	Houston Fuel Oil Terminal, LLC, Term Loan
950,225	4.250%, 8/19/2021	916,967
	McJunkin Red Man Corporation, Term Loan
610,700	5.000%, 11/8/2019	585,661
	Offshore Group Investment, Ltd., Term Loan
984,900	5.750%, 3/28/2019	560,162
	Pacific Drilling SA, Term Loan
486,338	4.500%, 6/3/2018	402,172
	Samson Investment Company, Term Loan
880,000	0.000%, 9/25/2018 [b,c]	459,070
	Targa Resources Partners, LP, Term Loan
168,837	5.750%, 2/27/2022	169,470

	Total	6,560,094

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,140,208	4.250%, 9/15/2017	1,142,203
	GEO Group, Inc., Term Loan
241,695	3.250%, 4/3/2020	240,184
	Harland Clarke Holdings Corporation, Term Loan
726,563	6.000%, 8/4/2019	728,742
	MoneyGram International, Inc., Term Loan
960,400	4.250%, 3/27/2020	905,475
	WaveDivision Holdings, LLC, Term Loan
1,451,587	4.000%, 10/15/2019	1,447,349

	Total	4,463,953

Technology (0.1%)
	First Data Corporation, Term Loan
1,540,000	3.674%, 3/23/2018	1,538,460
640,000	3.674%, 9/24/2018	639,065
	Freescale Semiconductor, Inc., Term Loan
872,283	4.250%, 2/28/2020	873,609
592,970	5.000%, 1/15/2021	595,526
	Infor US, Inc., Term Loan
1,195,560	3.750%, 6/3/2020	1,183,796

	Total	4,830,456

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.750%, 6/27/2019	1,030,336
	Delta Air Lines, Inc., Term Loan
1,219,943	3.250%, 4/20/2017	1,219,187
	OSG Bulk Ships, Inc., Term Loan
744,375	5.250%, 8/5/2019	738,792
	United Airlines, Inc., Term Loan
602,700	3.500%, 4/1/2019	601,796
129,350	3.750%, 9/15/2021	129,770

	Total	3,719,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Utilities (0.1%)
	Calpine Corporation, Term Loan
$180,763	4.000%, 4/1/2018	$181,083
1,248,000	4.000%, 10/9/2019	1,249,722
	Intergen NV, Term Loan
481,425	5.500%, 6/15/2020	464,575
	NGPL PipeCo, LLC, Term Loan
734,718	6.750%, 9/15/2017	699,554

	Total	2,594,934

	Total Bank Loans (cost $92,460,315)	90,689,579

Shares	Affiliated Mutual Funds (40.2%)	Value
Equity Mutual Funds (34.1%)
3,483,432	Thrivent Partner Small Cap Value Portfolio	99,733,800
4,604,230	Thrivent Small Cap Stock Portfolio	87,571,542
7,570,495	Thrivent Partner Mid Cap Value Portfolio	140,065,519
14,848,287	Thrivent Mid Cap Stock Portfolio	287,759,798
47,730,280	Thrivent Partner Worldwide Allocation Portfolio	462,859,616
19,283,176	Thrivent Large Cap Value Portfolio	324,628,410
22,340,673	Thrivent Large Cap Stock Portfolio	287,298,821

	Total	1,689,917,506

Fixed Income Mutual Funds (6.1%)
24,832,379	Thrivent High Yield Portfolio	122,493,160
13,244,764	Thrivent Income Portfolio	140,880,581
3,847,306	Thrivent Limited Maturity Bond Portfolio	37,973,676

	Total	301,347,417

	Total Affiliated Mutual Funds (cost $1,638,926,206)	1,991,264,923

Shares	Common Stock (29.9%)	Value
Consumer Discretionary (4.5%)
46,500	Aaron’s, Inc.	1,316,415
1,500	Accor SA	78,219
44,192	Amazon.com, Inc.[d]	16,443,843
22,250	AutoZone, Inc.[d]	15,178,060
52,050	Barnes & Noble, Inc.[d]	1,236,188
800	Bayerische Motoren Werke AG	73,892
26,000	Bed Bath & Beyond, Inc.[d]	1,996,150
4,000	Berkeley Group Holdings plc	156,302
28,000	Best Buy Company, Inc.	1,058,120
5,200	Big Lots, Inc.	249,756
6,700	BorgWarner, Inc.	405,216
1,000	Brembo SPA	40,863
1,200	Bridgestone Corporation	48,048
4,550	Brinker International, Inc.	280,098
35,278	Brunswick Corporation	1,815,053
25,371	Burlington Stores, Inc.[d]	1,507,545
11,500	Carnival Corporation	550,160
22,450	Cato Corporation	889,020
55,650	CBS Corporation	3,374,060
12,335	Cedar Fair, LP	708,029
15,600	Cheesecake Factory, Inc.	769,548
1,600	Chiyoda Company, Ltd.	36,031
9,350	Coinstar, Inc.	618,222
276,636	Comcast Corporation	15,621,635
15,446	Core-Mark Holding Company, Inc.	993,487
27,958	Del Frisco’s Restaurant Group, Inc.[d]	563,354
93,634	Delphi Automotive plc	7,466,375

Shares	Common Stock (29.9%)	Value
Consumer Discretionary (4.5%) - continued
6,800	DeVry Education Group, Inc.	$226,848
25,650	DISH Network Corporation[d]	1,797,039
34,440	Dollar Tree, Inc.[d]	2,794,634
21,400	EDION Corporation[e]	160,850
4,500	Electrolux ABe	128,558
101,480	Enterprise Inns plc[d]	150,164
89,550	Ford Motor Company	1,445,337
26,400	Gap, Inc.	1,143,912
39,602	G-III Apparel Group, Ltd.[d]	4,461,165
12,000	Gunze, Ltd.	32,071
10,800	Hakuhodo Dy Holdings, Inc.	114,818
21,756	Harman International Industries, Inc.	2,907,254
6,600	Haseko Corporation	64,290
1,600	Heiwa Corporation	31,429
20,500	Hilton Worldwide Holdings, Inc.[d]	607,210
114,500	Home Depot, Inc.	13,008,345
11,200	Honda Motor Company, Ltd.	365,601
76,260	Houghton Mifflin Harcourt Company[d]	1,790,585
21,216	Imax Corporation[d,e]	715,191
5,800	Informa plc	48,417
59,749	Jarden Corporation[d,e]	3,160,722
6,700	JM AB	222,795
29,329	Kate Spade & Company[d]	979,295
18,000	Kirkland’s, Inc.[d]	427,500
97,580	Kohl’s Corporation	7,635,635
48,321	Kongsberg Automotive ASA[d]	35,551
124,127	Las Vegas Sands Corporation	6,831,950
25,200	Liberty Interactive Corporation[d]	735,588
28,149	Limited Brands, Inc.	2,654,169
6,512	Lithia Motors, Inc.	647,358
89,210	Lowe’s Companies, Inc.	6,636,332
9,000	Luk Fook Holdings International, Ltd.	25,096
55,200	Macy’s, Inc.	3,583,032
31,401	Marriott International, Inc.	2,522,128
3,500	Marriott Vacations Worldwide Corporation	283,675
66,502	MDC Partners, Inc.	1,885,332
20,800	Nautilus, Inc.[d]	317,616
8,700	Newell Rubbermaid, Inc.	339,909
115,550	NIKE, Inc.	11,593,131
8,200	NOK Corporation	246,554
103,100	NutriSystem, Inc.	2,059,938
12,427	O’Reilly Automotive, Inc.[d]	2,687,214
51,030	Oxford Industries, Inc.	3,850,214
16,660	Papa John’s International, Inc.	1,029,755
10,100	Persimmon plc	248,898
400	Porsche Automobil Holding SE	39,171
200	Priceline Group, Inc.[d]	232,830
18,354	PVH Corporation	1,955,802
5,652	Ralph Lauren Corporation	743,238
17,358	Red Robin Gourmet Burgers, Inc.[d]	1,510,146
6,398	Restoration Hardware Holdings, Inc.[d,e]	634,618
500	Rinnai Corporation	37,055
25,612	Ross Stores, Inc.	2,698,480
24,100	Scientific Games Corporation[d,e]	252,327
14,300	Scripps Networks Interactive, Inc.	980,408
2,000	Shake Shack, Inc.[d]	100,100
12,556	Skechers USA, Inc.[d]	902,902
11,664	Slater & Gordon, Ltd.[f]	67,080
7,776	Slater & Gordon, Ltd. Rights[d,f]	1
22,461	Stage Stores, Inc.	514,806
161,400	Starbucks Corporation	15,284,580
25,070	Starwood Hotels & Resorts Worldwide, Inc.	2,093,345
11,300	Sumitomo Forestry Company, Ltd.	123,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Consumer Discretionary (4.5%) - continued
2,500	Sumitomo Rubber Industries, Ltd.	$46,083
1,200	Suzuki Motor Corporation	36,041
63,900	Target Corporation	5,244,273
18,938	Tenneco, Inc.[d]	1,087,420
25,580	Time Warner Cable, Inc.	3,833,930
30,750	Time, Inc.	690,030
50,607	Toll Brothers, Inc.[d]	1,990,879
10,250	Tower International, Inc.[d]	272,650
15,125	Tractor Supply Company	1,286,533
119,919	Tuesday Morning Corporation[d,e]	1,930,696
11,900	UBM plc	93,200
16,892	Ulta Salon Cosmetics & Fragrance, Inc.[d]	2,548,158
17,022	Under Armour, Inc.[d]	1,374,527
11,354	Vail Resorts, Inc.	1,174,231
806	Valora Holding AG	179,717
22,586	VF Corporation	1,700,952
3,000	Wacoal Holdings Corporation	33,720
6,300	WH Smith plc	121,050
3,000	Wolters Kluwer NV	97,964
1,800	WPP plc	40,879
21,950	Wyndham Worldwide Corporation	1,985,817

	Total	220,045,818

Consumer Staples (1.1%)
1,800	AarhusKarlshamn AB	101,048
58,250	Anheuser-Busch InBev NV ADR	7,101,258
40,700	Archer-Daniels-Midland Company	1,929,180
375	Associated British Foods plc	15,650
34,400	Avon Products, Inc.[e]	274,856
9,196	B&G Foods, Inc.	270,638
3,189	Boston Beer Company, Inc.[d,e]	852,739
5,473	Britvic plc	59,418
400	Casino Guichard Perrachon SA	35,418
4,600	Coca-Cola Enterprises, Inc.	203,320
855	Cranswick plc	17,414
60,400	CVS Health Corporation	6,233,884
2,900	Fuji Oil Company, Ltd.	46,219
38,606	Hain Celestial Group, Inc.[d]	2,472,714
300	Henkel AG & Company KGaA	30,958
11,500	Ingredion, Inc.	894,930
8,564	J Sainsbury plc	32,863
8,600	Keurig Green Mountain, Inc.	960,878
16,170	Kimberly-Clark Corporation	1,731,969
1,400	KOSE Corporation	77,212
5,500	Kroger Company	421,630
1,028	Leroy Seafood Group ASA	29,920
10,050	Molson Coors Brewing Company	748,222
105,410	Mondelez International, Inc.	3,804,247
24,318	Monster Beverage Corporation[d]	3,365,490
18,116	Philip Morris International, Inc.	1,364,678
7,300	Pilgrim’s Pride Corporation[e]	164,907
19,750	Pinnacle Foods, Inc.	805,998
1,970	Reckitt Benckiser Group plc	169,233
162,550	Rite Aid Corporation[d]	1,412,559
5,422	SalMar ASA	77,881
5,400	Suedzucker AGe	65,936
6,900	Swedish Match AB	202,879
46,700	Sysco Corporation	1,761,991
10,334	Tate & Lyle plc	91,593
36,150	TreeHouse Foods, Inc.[d]	3,073,473
24,500	Tyson Foods, Inc.	938,350
41,678	United Natural Foods, Inc.[d]	3,210,873
19,500	Walgreens Boots Alliance, Inc.	1,651,260
70,300	Wal-Mart Stores, Inc.	5,782,175
34,870	WhiteWave Foods Company[d]	1,546,136

Shares	Common Stock (29.9%)	Value
Consumer Staples (1.1%) - continued
24,894	Whole Foods Market, Inc.	$1,296,480

	Total	55,328,477

Energy (3.7%)
46,942	BW Offshore, Ltd.	32,414
78,500	Cabot Oil & Gas Corporation	2,318,105
195,407	Cameron International Corporation[d]	8,816,764
169,950	Canadian Natural Resources, Ltd.	5,219,165
11,650	Chesapeake Energy Corporation[e]	164,964
53,370	Chevron Corporation	5,602,783
2,170	Cimarex Energy Company	249,745
654,074	Cobalt International Energy, Inc.[d]	6,154,836
26,250	Comstock Resources, Inc.[e]	93,712
45,764	Concho Resources, Inc.[d]	5,304,963
4,500	ConocoPhillips	280,170
12,700	Denbury Resources, Inc.[e]	92,583
3,173	Diamondback Energy, Inc.[d]	243,813
1,750	Dril-Quip, Inc.[d]	119,682
1,600	Energen Corporation	105,600
8,080	Ensco plc	170,246
244,072	EOG Resources, Inc.	22,378,962
226,636	EQT Corporation	18,781,325
16,800	ERG SPA	219,840
116,050	Exxon Mobil Corporation	9,864,250
12,100	FMC Technologies, Inc.[d]	447,821
9,500	Green Plains, Inc.	271,225
5,400	Gulfmark Offshore, Inc.	70,416
1,800	Gulfport Energy Corporation[d]	82,638
7,450	Helix Energy Solutions Group, Inc.[d]	111,452
57,330	Helmerich & Payne, Inc.[e]	3,902,453
15,664	HollyFrontier Corporation	630,789
6,200	Hunting plc	45,093
22,550	Kosmos Energy, Ltd.[d]	178,371
23,060	Laredo Petroleum Holdings, Inc.[d]	300,702
301,398	Marathon Oil Corporation	7,869,502
95,150	Marathon Petroleum Corporation	9,742,409
33,840	Market Vectors Oil Service ETF	1,140,746
2,610	National Oilwell Varco, Inc.	130,474
4,300	Newfield Exploration Company[d]	150,887
4,100	Noble Energy, Inc.	200,490
241,923	Oasis Petroleum, Inc.[d,e]	3,440,145
3,230	Oceaneering International, Inc.	174,194
2,915	Oil States International, Inc.[d]	115,930
6,150	Patterson-UTI Energy, Inc.	115,466
407,000	Petroleo Brasileiro SA ADR[e]	2,446,070
11,700	Premier Oil plc	22,756
71,392	Rex Energy Corporation[d,e]	265,578
49,750	Rosetta Resources, Inc.[d]	846,745
249,250	Rowan Companies plc	4,414,217
3,444	Royal Dutch Shell plc	102,764
16,227	Royal Dutch Shell plc, Class B	505,474
26,600	Santos, Ltd.	143,890
102,830	Schlumberger, Ltd.	8,580,135
10,495	SemGroup Corporation	853,663
13,800	Showa Shell Sekiyu KK	126,043
14,034	SM Energy Company	725,277
264,272	Southwestern Energy Company[d,e]	6,128,468
4,593	Statoil ASA	81,211
274,410	Suncor Energy, Inc. ADR	8,026,493
23,950	Superior Energy Services, Inc.	535,043
1,300	Tesoro Corporation	118,677
3,200	Total SA	159,062
231,450	Total SA ADR[e]	11,493,807
118,486	Trinidad Drilling, Ltd.[e]	380,749
30,808	U.S. Silica Holdings, Inc.[e]	1,097,073
1,568,000	Weatherford International, Ltd.[d]	19,286,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Energy (3.7%) - continued
15,000	Western Refining, Inc.	$740,850
12,132	Whiting Petroleum Corporation[d]	374,879
12,200	Woodside Petroleum, Ltd.	319,627
3,800	World Fuel Services Corporation	218,424
10,500	WorleyParsons, Ltd.	75,991

	Total	183,404,491

Financials (5.5%)
17,150	ACE, Ltd.	1,912,054
23,912	Affiliated Managers Group, Inc.[d]	5,135,819
7,000	Allianz SE	1,215,311
14,970	Allied World Assurance Company Holdings AG	604,788
29,291	Allstate Corporation	2,084,640
17,950	American Assets Trust, Inc.	776,876
35,600	American Campus Communities, Inc.	1,526,172
25,200	American Capital Agency Corporation	537,516
41,100	American International Group, Inc.	2,251,869
8,882	Ameriprise Financial, Inc.	1,162,121
34,424	Amlin plc	257,793
17,283	Argo Group International Holdings, Ltd.	866,742
6,100	Assurant, Inc.	374,601
45,610	Assured Guaranty, Ltd.	1,203,648
5,200	Banco Santander SA	38,981
16,100	Bank Hapoalim, Ltd.	77,415
384,090	Bank of America Corporation	5,911,145
11,000	Bank of Kyoto, Ltd.	115,290
15,200	Bank of Queensland, Ltd.	159,277
30,813	Bank of the Ozarks, Inc.	1,137,924
31,000	Bank of Yokohama, Ltd.	181,556
9,150	Banner Corporation	419,985
58,840	BBCN Bancorp, Inc.	851,415
45,900	Berkshire Hathaway, Inc.[d]	6,624,288
21,800	BinckBank NV	177,137
54,200	Blackstone Group, LP	2,107,838
800	Bolsas y Mercados Espanoles SA	35,626
17,000	Boston Private Financial Holdings, Inc.	206,550
30,300	Brixmor Property Group, Inc.	804,465
9,900	Camden Property Trust	773,487
25,600	Capitacommercial Trust[d]	32,953
49,600	Capital One Financial Corporation	3,909,472
8,100	Capital Shopping Centres Group plc	41,759
20,000	CBL & Associates Properties, Inc.	396,000
6,900	CBRE Group, Inc.[d]	267,099
99,400	Chambers Street Properties	783,272
59,300	Charles Schwab Corporation	1,805,092
23,938	Chesapeake Lodging Trust	809,823
25,000	Cheung Kong Holdings, Ltd.	510,763
7,000	Chiba Bank, Ltd.	51,303
212,467	Citigroup, Inc.	10,946,300
6,365	CNA Financial Corporation	263,702
100,990	CNO Financial Group, Inc.	1,739,048
7,900	CNP Assurances	138,460
68,800	Comerica, Inc.	3,104,944
3,700	Commonwealth Bank of Australia	262,443
36,300	Corporate Office Properties Trust	1,066,494
39,150	Crown Castle International Corporation	3,231,441
11,000	Daishi Bank, Ltd.	38,712
2,600	Daito Trust Construction Company, Ltd.	290,331
14	Daiwa House Residential Investment Corporation	30,544
10,000	Daiwa Securities Group, Inc.	78,719

Shares	Common Stock (29.9%)	Value
Financials (5.5%) - continued
11,850	DDR Corporation	$220,647
1,535	Delta Lloyd NV	28,950
1,000	Deutsche Boerse AG	81,609
16,200	DEXUS Property Group	93,265
10,800	Digital Realty Trust, Inc.	712,368
33,100	Direct Line Insurance Group plc	156,198
38,575	Discover Financial Services	2,173,701
7,987	DnB ASA	128,189
46,950	Duke Realty Corporation	1,022,102
29,380	Encore Capital Group, Inc.[d,e]	1,221,914
37,283	Essent Group, Ltd.[d]	891,437
700	Eurocommercial Properties NV	32,083
28,784	Evercore Partners, Inc.	1,486,981
8,910	Extra Space Storage, Inc.	602,049
12,307	FelCor Lodging Trust, Inc.	141,407
32,000	First Pacific Company, Ltd.	31,948
65,321	First Republic Bank	3,729,176
19,000	FlexiGroup, Ltd.	49,769
54,000	Fukuoka Financial Group, Inc.	277,694
28,600	Fulton Financial Corporation	352,924
8,950	General Growth Properties, Inc.	264,473
13,900	Government Properties Income Trust	317,615
16,350	Green Dot Corporation[d]	260,292
3,099	Hamborner REIT AG	34,090
112,944	Hanmi Financial Corporation	2,388,766
3,100	Hannover Rueckversicherung SE	320,336
6,250	Hanover Insurance Group, Inc.	453,625
28,000	Hansteen Holdings plc	50,797
37,362	HCC Insurance Holdings, Inc.	2,117,305
147,045	Host Hotels & Resorts, Inc.	2,967,368
150,100	HSBC Holdings plc	1,279,060
6,900	Hufvudstaden ABe	94,620
364,050	Huntington Bancshares, Inc.	4,022,752
1,879	IG Group Holdings plc	19,730
52,099	Intercontinental Exchange, Inc.	12,153,134
32,250	Intermediate Capital Group plc	240,542
104,660	Invesco, Ltd.	4,153,955
36,700	Investec plc	304,372
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,693,550
70,500	iShares iBoxx $ High Yield Corporate Bond ETF	6,388,005
183,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	22,345,956
33,500	iShares Intermediate Credit Bond ETF	3,707,445
5,280	iShares MSCI EAFE Index Fund	338,818
50,786	iShares Russell 2000 Growth Index Fund	7,696,618
34,080	iShares Russell 2000 Index Fund	4,237,848
119,710	J.P. Morgan Chase & Company	7,252,032
9	Japan Prime Realty Investment Corporation	30,993
700	Julius Baer Group, Ltd.[d]	34,989
39,224	Kennedy-Wilson Holdings, Inc.	1,025,315
75,000	KeyCorp	1,062,000
1,300	L E Lundbergforetagen AB	59,335
28,600	Lazard, Ltd.	1,504,074
51,100	Lexington Realty Trust	502,313
16,200	Liberty Property Trust	578,340
40,000	Link REIT	246,767
9,400	M&T Bank Corporation	1,193,800
16,100	Man Group plc	48,563
1,025	Mapletree Commercial Trust	1,195
112,700	MasterCard, Inc.	9,736,153
28,000	MBIA, Inc.[d]	260,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Financials (5.5%) - continued
91,740	MetLife, Inc.	$4,637,457
3,900	Mid-America Apartment Communities, Inc.	301,353
163,800	Morgan Stanley	5,846,022
2,100	Muenchener Rueckversicherungs- Gesellschaft AG	451,251
37,850	NASDAQ OMX Group, Inc.	1,928,079
1,700	National Australia Bank, Ltd.	49,766
5	Nomura Real Estate Residential Fund, Inc.	27,777
20,750	Northern Trust Corporation	1,445,237
16,800	Old Mutual plc	55,149
15,397	Oversea-Chinese Banking Corporation, Ltd.	118,563
51,030	PacWest Bancorp	2,392,797
29,380	Parkway Properties, Inc.	509,743
28,342	Pebblebrook Hotel Trust	1,319,887
14,600	Phoenix Group Holdings	175,650
92,000	Progressive Corporation	2,502,400
18,600	Resona Holdings, Inc.	92,307
18,000	Retail Properties of America, Inc.	288,540
9,450	RLJ Lodging Trust	295,880
1,800	Sampo Oyj	90,789
1,500	SCOR SE	50,591
15,600	SEGRO plc	96,333
30,500	Skandinaviska Enskilda Banken AB	355,988
2,650	Sovran Self Storage, Inc.	248,941
325,000	SPDR Euro Stoxx 50 ETF	12,616,500
97,724	SPDR S&P 500 ETF Trust	20,173,165
4,400	Standard Chartered plc	71,265
69,120	Stockland	236,154
35,000	Sumitomo Mitsui Trust Holdings, Inc.	145,393
72,634	Summit Hotel Properties, Inc.	1,021,960
15,508	Sunstone Hotel Investors, Inc.	258,518
19,342	SVB Financial Group[d]	2,457,208
12,900	Swedbank AB	307,971
200	Swiss Life Holding AGd	49,409
7,300	Swiss Re AG	704,143
91,300	Synovus Financial Corporation	2,557,313
11,300	T&D Holdings, Inc.	155,218
1,000	Talanx AG	31,319
35,134	TD Ameritrade Holding Corporation	1,309,093
47,601	Terreno Realty Corporation	1,085,303
10,160	Texas Capital Bancshares, Inc.[d]	494,284
300	Tryg AS	35,283
19,900	UNIQA Insurance Group AG	180,076
20,214	United Overseas Bank, Ltd.	338,830
1,000	Vastned Retail NV	48,983
161,200	Visa, Inc.	10,544,092
1,900	Wallenstam AB	31,376
16,000	Wells Fargo & Company	870,400
74,574	Western Alliance Bancorp[d]	2,210,373
31,500	Western Asset Mortgage Capital Corporation[e]	475,020
18,805	Westpac Banking Corporation	562,101
7,950	Weyerhaeuser Company	263,543
79,162	Zions Bancorporation	2,137,374
3,400	Zurich Insurance Group AGd	1,149,208

	Total	271,954,130

Health Care (4.6%)
4,300	Abaxis, Inc.[e]	275,673
272,470	Abbott Laboratories	12,623,535
27,920	Acadia Healthcare Company, Inc.[d]	1,999,072
6,850	Acceleron Pharma, Inc.[d]	260,711
64,100	Acorda Therapeutics, Inc.[d]	2,133,248

Shares	Common Stock (29.9%)	Value
Health Care (4.6%) - continued
62,877	Actavis plc[d]	$18,713,453
44,450	Aetna, Inc.	4,735,258
67,900	Affymetrix, Inc.[d,e]	852,824
63,197	Akorn, Inc.[d,e]	3,002,489
57,680	Alexion Pharmaceuticals, Inc.[d]	9,995,944
35,264	Align Technology, Inc.[d]	1,896,674
59,000	Allscripts Healthcare Solutions, Inc.[d]	705,640
21,251	AmerisourceBergen Corporation	2,415,601
27,650	Amgen, Inc.	4,419,852
87,533	AMN Healthcare Services, Inc.[d]	2,019,386
15,464	Anacor Pharmaceuticals, Inc.[d]	894,592
51,630	Baxter International, Inc.	3,536,655
24,074	BioMarin Pharmaceutical, Inc.[d]	3,000,102
230,050	Boston Scientific Corporationd	4,083,388
12,550	Bruker Corporation[d]	231,799
8,537	C.R. Bard, Inc.	1,428,667
52,750	Cambrex Corporation[d]	2,090,482
11,800	Cardinal Health, Inc.	1,065,186
36,773	Cardiovascular Systems, Inc.[d]	1,435,618
225,804	Catamaran Corporation[d]	13,444,370
63,262	Centene Corporation[d]	4,471,991
199,883	Cerner Corporation[d]	14,643,429
5,900	Charles River Laboratories International, Inc.[d]	467,811
7,113	Cooper Companies, Inc.	1,333,118
14,603	Cyberonics, Inc.[d]	948,027
80,640	Depomed, Inc.[d]	1,807,142
5,500	Edwards Lifesciences Corporation[d]	783,530
6,000	Endo International plc[d]	538,200
47,895	Envision Healthcare Holdings, Inc.[d]	1,836,773
11,700	EXACT Sciences Corporation[d,e]	257,634
113,203	ExamWorks Group, Inc.[d,e]	4,711,509
24,600	Express Scripts Holding Company[d]	2,134,542
1,000	Fresenius Medical Care AG & Company	83,121
800	Gerresheimer AG	44,031
178,520	Gilead Sciences, Inc.[d]	17,518,168
13,325	GlaxoSmithKline plc	306,739
4,350	Greatbatch, Inc.[d]	251,648
42,900	HCA Holdings, Inc.[d]	3,227,367
5,500	Hikma Pharmaceuticals plc	173,105
41,850	Hologic, Inc.[d]	1,382,096
1,560	ICON plc[d]	110,027
7,650	Illumina, Inc.[d]	1,420,146
34,635	Impax Laboratories, Inc.[d]	1,623,342
23,500	Inogen, Inc.[d]	751,765
65,650	Ironwood Pharmaceuticals, Inc.[d]	1,050,400
10,766	Johnson & Johnson	1,083,060
3,000	Kaken Pharmaceutical Company, Ltd.	86,729
6,300	KYORIN Holdings, Inc.	150,611
2,700	Mallinckrodt, LLC[d]	341,955
5,800	Medivation, Inc.[d]	748,606
34,578	Medtronic, Inc.	2,696,738
109,840	Merck & Company, Inc.	6,313,603
4,768	Mettler-Toledo International, Inc.[d]	1,567,003
30,330	Mylan NVd	1,800,086
28,372	Neurocrine Biosciences, Inc.[d]	1,126,652
4,100	Novartis AG	404,672
82,328	NuVasive, Inc.[d]	3,786,265
8,300	Otsuka Holdings Company, Ltd.	259,654
9,900	PAREXEL International Corporation[d]	683,001
14,990	Perrigo Company plc	2,481,595
194,200	Pfizer, Inc.	6,756,218
9,900	PharMerica Corporation[d]	279,081
5,600	Providence Service Corporation[d]	297,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Health Care (4.6%) - continued
2,705	Puma Biotechnology, Inc.[d]	$638,678
31,800	Quest Diagnostics, Inc.	2,443,830
5,950	Quintiles Transnational Holdings, Inc.[d]	398,472
700	Sanofi	69,131
30,500	Spectrum Pharmaceuticals, Inc.[d,e]	185,135
6,950	St. Jude Medical, Inc.	454,530
43,698	Team Health Holdings, Inc.[d]	2,556,770
56,366	Teleflex, Inc.	6,810,704
2,050	Thermo Fisher Scientific, Inc.	275,397
63,986	UnitedHealth Group, Inc.	7,568,904
17,877	Universal Health Services, Inc.	2,104,302
53,000	Veeva Systems, Inc.[d,e]	1,353,090
89,312	Vertex Pharmaceuticals, Inc.[d]	10,536,137
9,250	Waters Corporation[d]	1,149,960

	Total	226,543,921

Industrials (3.2%)
7,750	AAR Corporation	237,925
3,500	Actividades de Construccion y Servicios SA	123,880
48,850	ADT Corporation[e]	2,028,252
37,813	Air New Zealand, Ltd.	76,913
34,200	Allison Transmission Holdings, Inc.	1,092,348
44,400	ALS, Ltd.	166,772
26,210	Apogee Enterprises, Inc.	1,132,272
9,600	Argan, Inc.	347,232
16,666	B/E Aerospace, Inc.	1,060,291
12,400	Berendsen plc	205,124
14,100	Boeing Company	2,116,128
11,930	Briggs & Stratton Corporation	245,042
300	Bucher Industries AG	72,245
9,633	Cardno, Ltd.	23,901
6,800	Carillion plc	32,908
13,100	Caterpillar, Inc.	1,048,393
36,840	CLARCOR, Inc.	2,433,650
9,200	COMSYS Holdings Corporation	113,498
31,000	Con-way, Inc.	1,368,030
108,800	CSX Corporation	3,603,456
3,500	CTT-Correios de Portugal SA	37,475
24,340	Curtiss-Wright Corporation	1,799,700
4,000	Dai Nippon Printing Company, Ltd.	38,853
327,070	Delta Air Lines, Inc.	14,705,067
6,800	Deutsche Post AG	211,852
61,464	EMCOR Group, Inc.	2,856,232
19,420	Esterline Technologies Corporation[d]	2,222,036
45,900	Expeditors International of Washington, Inc.	2,211,462
9,138	Fastenal Company[e]	378,633
27,350	Federal Signal Corporation	431,857
10,100	Fenner plc	30,030
50,300	Flowserve Corporation	2,841,447
27,100	Fluor Corporation	1,549,036
35,540	Fortune Brands Home and Security, Inc.	1,687,439
10,931	Generac Holdings, Inc.[d,e]	532,230
1,500	Go-Ahead Group plc	51,688
14,447	Graco, Inc.	1,042,496
54,794	Granite Construction, Inc.	1,925,461
18,981	H&E Equipment Services, Inc.	474,335
46,426	Healthcare Services Group, Inc.	1,491,667
15,969	Heico Corporation	975,227
4,900	Hitachi Construction Machinery Company, Ltd.	85,535
39,014	HNI Corporation	2,152,402
31,122	Honeywell International, Inc.	3,246,336

Shares	Common Stock (29.9%)	Value
Industrials (3.2%) - continued
1,900	Hoshizaki Electric Company, Ltd.	$123,384
12,050	Huntington Ingalls Industries, Inc.	1,688,808
33,805	Huron Consulting Group, Inc.[d]	2,236,201
2,100	Inaba Denki Sangyo Company, Ltd.	76,020
257,330	Ingersoll-Rand plc	17,519,026
72,927	Interface, Inc.	1,515,423
8,200	Intrum Justitia AB	230,047
18,500	ITOCHU Corporation	200,205
38,840	Jacobs Engineering Group, Inc.[d]	1,754,014
807	Jardine Matheson Holdings, Ltd.	50,995
17,803	JB Hunt Transport Services, Inc.	1,520,287
1,000	JGC Corporation	19,858
800	Kanamoto Company, Ltd.	23,026
33,950	KAR Auction Services, Inc.	1,287,724
9,900	KITZ Corporation	48,791
10,500	Komatsu, Ltd.	205,828
3,400	KONE Oyj[e]	150,756
1,300	Koninklijke Boskalis Westminster NV	64,075
74,670	Korn/Ferry International	2,454,403
11,060	Landstar System, Inc.	733,278
6,500	Leighton Holdings, Ltd.	104,154
22,800	Manpower, Inc.	1,964,220
9,959	MasTec, Inc.[d]	192,209
16,500	Meritor, Inc.[d]	208,065
17,833	Middleby Corporation[d]	1,830,558
15,450	Mistras Group, Inc.[d]	297,567
4,000	Mitsuboshi Belting, Ltd.	32,102
35,600	Mueller Water Products, Inc.	350,660
900	NCC AB	29,780
30,824	Nielsen NV	1,373,826
2,900	Nippon Konpo Unyu Soko Company, Ltd.	50,805
3,000	Nisshinbo Holdings, Inc.	28,786
8,200	Nitto Kogyo Corporation	152,376
30,177	Old Dominion Freight Line, Inc.[d]	2,332,682
42,439	On Assignment, Inc.[d]	1,628,384
37,466	Oshkosh Corporation	1,827,966
11,257	Parker Hannifin Corporation	1,337,107
64,190	Pentair, Ltd.	4,036,909
34,445	PGT, Inc.[d]	384,923
75,030	Progressive Waste Solutions, Ltd.	2,204,381
27,661	Proto Labs, Inc.[d,e]	1,936,270
774	Rieter Holding AGd	122,917
79,722	Ritchie Brothers Auctioneers, Inc.[e]	1,988,267
46,052	Robert Half International, Inc.	2,787,067
8,452	Roper Industries, Inc.	1,453,744
23,777	Saia, Inc.[d]	1,053,321
5,800	Sandvik AB	64,949
7,500	Securitas AB	107,673
4,700	Siemens AG	508,323
202,108	Southwest Airlines Company	8,953,384
6,250	Spirit Aerosystems Holdings, Inc.[d]	326,313
19,569	Spirit Airlines, Inc.[d]	1,513,858
24,528	Stericycle, Inc.[d]	3,444,467
34,505	Swift Transportation Company[d]	897,820
2,700	Takasago Thermal Engineering Company, Ltd.	33,691
2,200	Teleperformance SA	150,769
22,930	Tennant Company	1,498,934
7,000	Toppan Printing Company, Ltd.	53,846
134,060	Union Pacific Corporation	14,520,039
21,200	United Continental Holdings, Inc.[d]	1,425,700
14,059	United Rentals, Inc.[d]	1,281,619
9,350	WABCO Holdings, Inc.[d]	1,148,928
22,218	WageWorks, Inc.[d]	1,184,886
6,640	Watsco, Inc.	834,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Industrials (3.2%) - continued
4,200	Weir Group plc	$105,981

	Total	160,173,779

Information Technology (5.6%)
31,243	A10 Networks, Inc.[d,e]	135,282
32,290	Agilent Technologies, Inc.	1,341,649
9,150	Alliance Data Systems Corporation[d]	2,710,687
18,475	Ambarella, Inc.[d,e]	1,398,742
10,300	Amdocs, Ltd.	560,320
50,624	Amphenol Corporation	2,983,272
17,931	ANSYS, Inc.[d]	1,581,335
210,806	Apple, Inc.[g]	26,230,591
96,402	Applied Materials, Inc.	2,174,829
103,651	Applied Micro Circuits Corporation[d]	528,620
16,065	Applied Optoelectronics, Inc.[d,e]	222,982
14,570	Arista Networks, Inc.[d,e]	1,027,622
136,460	ARM Holdings plc ADR	6,727,478
55,025	Aspen Technology, Inc.[d]	2,117,912
308,890	Atmel Corporation	2,542,165
12,250	AVG Technologies NVd	265,213
21,050	Booz Allen Hamilton Holding Corporation	609,187
64,550	Broadcom Corporation	2,794,692
44,610	Broadridge Financial Solutions, Inc.	2,453,996
110,850	Brocade Communications Systems, Inc.	1,315,235
4,500	Brother Industries, Ltd.	71,495
17,200	Canon, Inc.	608,558
24,392	Cardtronics, Inc.[d]	917,139
14,653	Cavium, Inc.[d]	1,037,725
21,150	CDW Corporation	787,626
41,421	Ciena Corporation[d]	799,840
11,400	Cirrus Logic, Inc.[d]	379,164
289,090	Cisco Systems, Inc.	7,957,202
16,000	Citrix Systems, Inc.[d]	1,021,920
29,474	Cognex Corporation[d]	1,461,616
9,248	Coherent, Inc.[d]	600,750
5,500	Computer Sciences Corporation	359,040
10,500	Comtech Telecommunications Corporation	303,975
23,526	Constant Contact, Inc.[d]	898,928
11,384	Cornerstone OnDemand, Inc.[d]	328,884
165,600	Corning, Inc.	3,755,808
22,942	Dealertrack Technologies, Inc.[d]	883,726
19,525	Demandware, Inc.[d,e]	1,189,073
3,000	Dialog Semiconductor plc[d]	134,944
48,843	DST Systems, Inc.	5,407,409
51,398	eBay, Inc.[d]	2,964,637
27,200	Electronic Arts, Inc.[d]	1,599,768
477,130	EMC Corporation	12,195,443
25,160	Envestnet, Inc.[d]	1,410,973
15,917	EVERTEC, Inc.	347,946
13,240	F5 Networks, Inc.[d]	1,521,806
207,800	Facebook, Inc.[d]	17,084,277
33,950	Fairchild Semiconductor International, Inc.[d]	617,211
5,809	FARO Technologies, Inc.[d]	360,913
23,990	FEI Company	1,831,397
68,291	Fortinet, Inc.[d]	2,386,770
14,800	FUJIFILM Holdings NPV	526,533
20,746	Gartner, Inc.[d]	1,739,552
19,203	Google, Inc., Class Ad	10,651,904
19,973	Google, Inc., Class Cd	10,945,204
65,556	Guidewire Software, Inc.[d]	3,448,901
6,000	Hitachi Kokusai Electric, Inc.	80,380
52,570	HomeAway, Inc.[d]	1,586,037

Shares	Common Stock (29.9%)	Value
Information Technology (5.6%) - continued
4,100	Hoya Corporation	$164,141
23,470	IAC/InterActiveCorporation	1,583,521
18,329	Imperva, Inc.[d]	782,648
77,427	Juniper Networks, Inc.	1,748,302
16,082	Keysight Technologies, Inc.[d]	597,446
50,150	LinkedIn Corporation[d]	12,530,479
12,247	Manhattan Associates, Inc.[d]	619,821
67,550	Marvell Technology Group, Ltd.	992,985
17,700	Maxim Integrated Products, Inc.	616,137
80,605	MaxLinear, Inc.[d]	655,319
35,490	Microsemi Corporation[d]	1,256,346
54,620	Microsoft Corporation	2,220,576
16,017	Monolithic Power Systems, Inc.	843,295
37,310	National Instruments Corporation	1,195,412
3,800	NEC Networks & System Integration Corporation	76,456
69,650	NetApp, Inc.	2,469,789
12,598	Newport Corporation[d]	240,118
14,256	Nice Systems, Ltd. ADR	868,618
261,779	NVIDIA Corporation	5,477,726
35,596	NXP Semiconductors NVd	3,572,415
7,900	Optimal Payments plc[d]	61,622
95,150	Oracle Corporation	4,105,722
700	Oracle Corporation Japan	30,124
2,150	Orbotech, Ltd.[d]	34,465
900	Otsuka Corporation	38,354
6,500	Palo Alto Networks, Inc.[d]	949,520
22,544	Plantronics, Inc.	1,193,705
17,950	Polycom, Inc.[d]	240,530
28,300	Progress Software Corporation[d]	768,911
36,709	Proofpoint, Inc.[d,e]	2,173,907
62,587	QLIK Technologies, Inc.[d]	1,948,333
39,200	QUALCOMM, Inc.	2,718,128
15,450	Rackspace Hosting, Inc.[d]	797,066
22,800	Red Hat, Inc.[d]	1,727,100
195,400	Salesforce.com, Inc.[d]	13,054,674
26,650	Samsung Electronics Company, Ltd. GDR	17,140,203
23,598	ServiceNow, Inc.[d]	1,859,050
13,070	Skyworks Solutions, Inc.	1,284,650
19,397	Sonus Networks, Inc.[d]	152,848
28,450	Symantec Corporation	664,734
5,422	Synaptics, Inc.[d]	440,836
16,184	Synopsys, Inc.[d]	749,643
3,500	TE Connectivity, Ltd.	250,670
35,900	Telefonaktiebolaget LM Ericsson	450,722
59,900	Teradata Corporation[d,e]	2,643,986
57,954	Teradyne, Inc.	1,092,433
61,000	Texas Instruments, Inc.	3,488,285
23,943	Textura Corporation[d,e]	650,771
14,300	Total System Services, Inc.	545,545
3,356	Tyler Technologies, Inc.[d]	404,499
9,668	Ultimate Software Group, Inc.[d]	1,643,125
24,000	Vantiv, Inc.[d]	904,800
38,370	Veeco Instruments, Inc.[d]	1,172,203
110,439	Virtusa Corporation[d]	4,569,966
63,130	VMware, Inc.[d]	5,177,291
8,800	WebMD Health Corporation[d]	385,748
14,400	Western Digital Corporation	1,310,544
139,850	Xerox Corporation	1,797,072
45,300	Xilinx, Inc.	1,916,190

	Total	278,975,808

Materials (1.0%)
15,000	Agnico Eagle Mines, Ltd.	419,100
13,921	Airgas, Inc.	1,477,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (29.9%)	Value
Materials (1.0%) - continued
91,550	Alcoa, Inc.	$1,182,826
2,200	APERAM[d]	88,249
5,000	Asahi Kasei Corporation	47,748
10,500	Avery Dennison Corporation	555,555
14,650	Ball Corporation	1,034,876
89,500	Barrick Gold Corporation	980,920
31,400	Berry Plastics Group, Inc.[d]	1,136,366
13,100	BillerudKorsnas AB	210,996
36,887	Celanese Corporation	2,060,508
64,205	Chemtura Corporation[d,e]	1,752,154
3,050	Compass Minerals International, Inc.	284,291
26,050	Crown Holdings, Inc.[d]	1,407,221
7,600	Daicel Corporation	90,588
41,180	Dow Chemical Company	1,975,816
14,780	Eagle Materials, Inc.	1,235,017
14,700	Eastman Chemical Company	1,018,122
51,250	Eldorado Gold Corporation[e]	235,238
21,800	Ferro Corporation[d]	273,590
26,663	FMC Corporation	1,526,457
11,650	Franco-Nevada Corporation[e]	565,491
91,550	Freeport-McMoRan, Inc.	1,734,872
100	Givaudan SA	180,665
62,300	Goldcorp, Inc.	1,128,876
72,716	Graphic Packaging Holding Company	1,057,291
1,500	Holmen AB	50,603
74,190	Horsehead Holding Corporation[d,e]	939,245
5,550	Innophos Holdings, Inc.	312,798
44,850	International Paper Company	2,488,726
84,450	Kinross Gold Corporation[d]	189,168
3,000	LyondellBasell Industries NV	263,400
4,500	Martin Marietta Materials, Inc.	629,100
46,470	Materials Select Sector SPDR Fund	2,266,807
15,950	MeadWestvaco Corporation	795,426
37,700	Newmont Mining Corporation	818,467
64,655	Norsk Hydro ASA	339,848
1,600	Novozymes AS	73,038
39,600	Nucor Corporation	1,882,188
11,800	Outokumpu Oyj[d]	93,779
51,800	Owens-Illinois, Inc.[d]	1,207,976
24,950	Packaging Corporation of America	1,950,840
32,309	PolyOne Corporation	1,206,741
37,750	Rock-Tenn Company	2,434,875
5,250	Royal Gold, Inc.	331,328
19,350	Sealed Air Corporation	881,586
4,300	Silgan Holdings, Inc.	249,959
52,175	Silver Wheaton Corporation	992,369
5,200	Sonoco Products Company	236,392
9,250	Southern Copper Corporation[e]	269,915
69,270	Steel Dynamics, Inc.	1,392,327
7,300	Stora Enso Oyj	75,059
13,000	Sumitomo Metal Mining Company, Ltd.	190,005
5,000	Sumitomo Seika Chemicals Company, Ltd.	35,567
51,800	Teck Resources, Ltd.[e]	711,214
9,800	UPM-Kymmene Oyj	190,383
4,800	Vedanta Resources plc	35,465
9,550	Vulcan Materials Company	805,065
4,900	Westlake Chemical Corporation	352,506
68,300	Yamana Gold, Inc.	245,197

	Total	48,597,352

Telecommunications Services (0.2%)
5,000	Belgacom SA	174,941
49,600	Bezeq Israel Telecommunication Corporation, Ltd.	92,362

Shares	Common Stock (29.9%)	Value
Telecommunications Services (0.2%) - continued
28,761	BT Group plc	$186,884
7,700	Elisa Oyj[e]	193,374
6,900	Freenet AG	207,354
111,696	KCOM Group plc	150,798
9,587	Level 3 Communications, Inc.[d]	516,164
27,100	Orange SA	435,212
18,606	SBA Communications Corporation[d]	2,178,763
3,480	TDC AS	24,934
16,000	Tele2 AB	191,373
67,079	Verizon Communications, Inc.	3,262,052
61,050	Vonage Holdings Corporation[d]	299,755

	Total	7,913,966

Utilities (0.5%)
128,000	A2A SPA	132,910
8,650	Atmos Energy Corporation	478,345
20,800	Dynegy, Inc.[d]	653,744
5,600	E.ON SE	83,266
21,550	Edison International, Inc.	1,346,228
900	Electric Power Development Company, Ltd.	30,318
87,400	Electricidade de Portugal SA	327,324
60,900	Enel SPA	275,110
15,600	Entergy Corporation	1,208,844
70,100	FirstEnergy Corporation	2,457,706
5,400	Hokuriku Electric Power Company	71,455
11,730	Laclede Group, Inc.	600,811
2,336	National Grid plc	30,032
33,460	NiSource, Inc.	1,477,594
38,780	NorthWestern Corporation	2,085,976
31,300	NRG Energy, Inc.	788,447
8,400	OGE Energy Corporation	265,524
89,340	PG&E Corporation	4,741,274
16,530	Portland General Electric Company	613,098
26,900	Public Service Enterprise Group, Inc.	1,127,648
32,200	Redes Energeticas Nacionais SGPS SA	94,583
7,016	Severn Trent plc	213,864
48,400	Southern Company	2,143,152
22,000	United Utilities Group plc	304,199
7,600	Vectren Corporation	335,464
13,600	Westar Energy, Inc.	527,136
46,850	Wisconsin Energy Corporation[e]	2,319,075

	Total	24,733,127

	Total Common Stock (cost $1,217,275,273)	1,477,670,869

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
468,647	0.674%, 2/25/2036 [h,i]	462,883
	Ally Auto Receivables Trust
230,479	0.720%, 5/20/2016	230,528
	ARES CLO, Ltd.
750,000	1.725%, 11/15/2025*,i	749,593
	BA Credit Card Trust
650,000	0.555%, 6/15/2021[i]	649,663
	Barclays Dryrock Issuance Trust
1,300,000	0.535%, 12/16/2019[i]	1,298,323
	Betony CLO, Ltd.
350,000	1.772%, 4/15/2027*,i	348,475
	Capital One Multi-Asset Execution Trust
800,000	0.555%, 1/18/2022[i]	800,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Asset-Backed Securities (0.6%) - continued
	Chase Issuance Trust
$875,000	1.590%, 2/18/2020	$881,183
	Chesapeake Funding, LLC
366,212	0.625%, 1/7/2025[h,i]	366,384
	Countrywide Asset-Backed Certificates
775,552	5.530%, 4/25/2047	770,867
	Edlinc Student Loan Funding Trust
376,061	3.180%, 10/1/2025*,i	380,762
	Enterprise Fleet Financing, LLC
156,602	1.060%, 3/20/2019[h]	156,834
878,506	0.870%, 9/20/2019[h]	878,515
	FirstEnergy Ohio PIRB Special Purpose Trust
284,588	0.679%, 1/15/2019	284,444
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[h]	493,991
	GE Equipment Transportation, LLC
449,102	0.690%, 11/25/2016	449,270
	Golden Credit Card Trust
540,000	0.425%, 2/15/2018[h,i]	539,518
250,000	0.605%, 9/15/2018[h,i]	250,480
	GoldenTree Loan Opportunities IX, Ltd.
400,000	1.829%, 10/29/2026*,i	398,892
	Hyundai Floorplan Master Owner Trust
877,500	0.525%, 5/15/2018[h,i]	877,900
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[h]	529,409
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,491,412
1,425,000	3.246%, 12/15/2047	1,471,413
	Morgan Stanley Capital, Inc.
1,010,891	0.324%, 2/25/2037[i]	605,304
	Motor plc
138,667	0.674%, 2/15/2021[h]	138,695
532,400	0.654%, 8/25/2021[h,i]	532,875
	OZLM VIII, Ltd.
385,000	1.715%, 10/17/2026*,i	384,090
	Race Point IX CLO, Ltd.
900,000	1.768%, 4/15/2027*,i	898,167
	Renaissance Home Equity Loan Trust
1,330,072	5.746%, 5/25/2036[j]	958,710
2,800,000	6.011%, 5/25/2036[j]	1,968,590
1,222,981	5.580%, 11/25/2036[j]	752,801
	SLM Student Loan Trust
709,490	0.775%, 7/15/2022[h,i]	710,047
1,109,775	0.775%, 8/15/2022[h,i]	1,110,753
823,476	0.656%, 4/25/2023[h,i]	823,800
450,000	1.225%, 5/17/2027[h,i]	453,189
	U.S. Small Business Administration
560,788	3.191%, 3/10/2024	584,166
	Vericrest Opportunity Loan Transferee
1,626,518	3.125%, 4/27/2054[h,j]	1,621,025
735,526	3.500%, 2/25/2055*,j	735,125
	Volvo Financial Equipment, LLC
519,917	0.740%, 3/15/2017[h]	519,923
1,000,000	0.820%, 4/16/2018[h]	998,039
	World Financial Network Credit Card Master Trust
650,000	0.910%, 3/16/2020	650,080

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Asset-Backed Securities (0.6%) - continued
	World Omni Automobile Lease Securitization Trust
$650,000	1.400%, 2/15/2019	$654,250
	World Omni Master Owner Trust
540,000	0.525%, 2/15/2018[h,i]	539,759

	Total	30,400,591

Basic Materials (0.1%)
	Albemarle Corporation
105,000	3.000%, 12/1/2019	106,156
	ArcelorMittal
670,000	6.250%, 3/1/2021	711,875
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[h]	328,375
355,000	7.000%, 2/15/2021[h]	327,487
	FMG Resources August 2006 Pty., Ltd.
297,778	6.875%, 2/1/2018[e,h]	291,822
	Freeport-McMoRan, Inc.
614,000	2.375%, 3/15/2018	610,990
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[h]	248,390
	Hexion US Finance Corporation
630,000	8.875%, 2/1/2018	555,975
	Ineos Finance plc
630,000	7.500%, 5/1/2020[h]	664,650
	LYB International Finance BV
175,000	4.875%, 3/15/2044	187,977
	LyondellBasell Industries NV
392,000	6.000%, 11/15/2021	460,816
	Sappi Papier Holding GmbH
375,000	6.625%, 4/15/2021[h]	393,281
	Vale Overseas, Ltd.
359,000	6.250%, 1/23/2017	380,432
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	319,544

	Total	5,587,770

Capital Goods (0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[h]	103,340
	Boeing Company
265,000	3.500%, 3/1/2045	262,883
	CNH Capital, LLC
630,000	3.625%, 4/15/2018	631,575
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	675,863
	Harsco Corporation
349,000	2.700%, 10/15/2015	349,000
	Ingersoll-Rand Global Holding Company, Ltd.
384,000	6.875%, 8/15/2018	446,214
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	381,594
	Lockheed Martin Corporation
355,000	3.800%, 3/1/2045	352,888
	Martin Marietta Materials, Inc.
230,000	1.373%, 6/30/2017[i]	228,728
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	344,535
	Owens-Brockway Glass Container, Inc.
450,000	5.000%, 1/15/2022[h]	458,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Capital Goods (0.1%) - continued
	Raytheon Company
$264,000	4.200%, 12/15/2044	$282,837
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	650,884
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	377,213
	RSC Equipment Rental, Inc.
630,000	8.250%, 2/1/2021	680,400
	Textron, Inc.
150,000	5.600%, 12/1/2017	163,667
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	90,867

	Total	6,480,881

Collateralized Mortgage Obligations (0.6%)
	Alm Loan Funding CLO
385,000	1.664%, 10/17/2026*,i	383,906
	Apidos CLO XVIII
375,000	1.669%, 7/22/2026*,i	372,404
	Babson CLO, Ltd.
385,000	1.656%, 10/17/2026*,i	383,194
	Birchwood Park CLO, Ltd.
385,000	1.693%, 7/15/2026*,i	384,084
	BlueMountain CLO, Ltd.
385,000	1.480%, 10/15/2026*,i	383,436
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.557%, 7/20/2023*,i	384,282
400,000	1.733%, 10/15/2026*,i	400,167
	Cent CLO 16, LP
385,000	1.505%, 8/1/2024*,i	382,312
	Cent CLO 22, Ltd.
400,000	1.713%, 11/7/2026*,i	398,323
	Citigroup Mortgage Loan Trust, Inc.
483,001	5.500%, 11/25/2035	445,141
	CitiMortgage Alternative Loan Trust
1,656,320	5.750%, 4/25/2037	1,421,845
	Countrywide Alternative Loan Trust
685,763	5.141%, 10/25/2035	581,356
443,464	6.500%, 8/25/2036	347,738
306,641	6.000%, 1/25/2037	282,245
1,489,374	5.500%, 5/25/2037	1,257,573
1,246,709	7.000%, 10/25/2037	896,559
	Countrywide Home Loans, Inc.
605,841	5.750%, 4/25/2037	557,545
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
179,373	5.500%, 10/25/2021	172,539
477,729	6.000%, 10/25/2021	420,725
	Dryden 34 Senior Loan Fund CLO
385,000	1.683%, 10/15/2026*,i	383,912
	Federal Home Loan Mortgage Corporation
1,602,336	3.000%, 2/15/2033[k]	210,754
	Federal National Mortgage Association
3,335,974	3.500%, 1/25/2033[k]	438,688
	Golub Capital Partners CLO 22B, Ltd.
725,000	1.745%, 2/20/2027*,i	720,893
	HomeBanc Mortgage Trust
2,457,693	2.163%, 4/25/2037	1,814,689
	J.P. Morgan Mortgage Trust
147,882	2.522%, 10/25/2036	133,132
1,452,639	0.554%, 1/25/2037[i]	947,819
1,659,458	6.250%, 8/25/2037	1,328,269

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Limerock CLO III, LLC
$1,150,000	1.759%, 10/20/2026*,i	$1,147,945
	Madison Park Funding XIV CLO, Ltd.
425,000	1.707%, 7/20/2026*,i	424,231
	Magnetite XII, Ltd.
1,200,000	1.817%, 4/15/2027*,i	1,194,037
	MASTR Alternative Loans Trust
345,957	6.500%, 7/25/2034	354,332
888,480	0.624%, 12/25/2035[i]	475,846
	Merrill Lynch Alternative Note Asset Trust
362,740	6.000%, 3/25/2037	333,599
	Neuberger Berman CLO, Ltd.
300,000	1.722%, 8/4/2025*,i	298,691
	NZCG Funding CLO, Ltd.
1,200,000	1.821%, 4/27/2027*,c,i	1,200,000
	Octagon Investment Partners XX CLO, Ltd.
385,000	1.675%, 8/12/2026*,i	384,101
	OHA Loan Funding 2014-1, Ltd.
1,150,000	1.762%, 10/20/2026*,i	1,147,764
	Residential Asset Securitization Trust
1,230,760	0.554%, 8/25/2037[i]	444,962
	Sequoia Mortgage Trust
878,557	2.743%, 9/20/2046	687,635
	Shackleton 2015-VII CLO, Ltd.
1,200,000	1.713%, 4/15/2027*,c,i	1,200,000
	Symphony CLO XV, Ltd.
1,150,000	1.653%, 10/17/2026*,i	1,143,675
	Symphony CLO, Ltd.
385,000	1.352%, 1/9/2023*,i	383,367
	Voya CLO 2014-3, Ltd.
385,000	1.676%, 7/25/2026*,i	382,271
	WaMu Mortgage Pass Through Certificates
241,193	2.237%, 9/25/2036	216,829
474,563	2.258%, 10/25/2036	423,561
3,292,028	1.959%, 11/25/2036	2,906,775

	Total	30,583,151

Commercial Mortgage-Backed Securities (0.4%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.782%, 4/10/2049	1,482,379
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,105,908
	Commercial Mortgage Pass-Through Certificates
780,000	1.225%, 6/8/2030[h,i]	779,509
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,983,044
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,529,929
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
395,721	0.727%, 12/25/2016	396,067
	Federal National Mortgage Association
550,000	1.272%, 1/25/2017	553,539

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	Government National Mortgage Association
$10,257	3.214%, 1/16/2040	$10,282
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,894,429
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
850,000	1.122%, 12/15/2028[h,i]	850,274
1,300,000	5.885%, 2/12/2049	1,374,577
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,215,447
	LSTAR Commercial Mortgage Trust
464,849	1.519%, 1/20/2041[h]	465,091
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	958,877
	SCG Trust
425,000	1.575%, 11/15/2026[h,i]	425,083

	Total	21,024,435

Communications Services (0.4%)
	21st Century Fox America, Inc.
350,000	6.900%, 3/1/2019	414,172
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	627,241
	America Movil SAB de CV
425,000	1.268%, 9/12/2016[i]	426,660
288,000	5.000%, 10/16/2019	323,738
	American Tower Corporation
184,000	7.000%, 10/15/2017	207,229
345,000	3.450%, 9/15/2021	352,164
	AT&T, Inc.
349,000	3.875%, 8/15/2021	369,727
355,000	5.550%, 8/15/2041	399,246
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[h]	324,968
	CBS Corporation
180,000	2.300%, 8/15/2019	180,027
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	673,312
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	539,375
	Columbus International, Inc.
355,000	7.375%, 3/30/2021[h]	373,194
	Comcast Corporation
140,000	4.650%, 7/15/2042	156,057
252,000	4.750%, 3/1/2044	289,967
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[h]	231,932
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[h]	104,200
	Digicel, Ltd.
670,000	6.000%, 4/15/2021[h]	636,500
	DIRECTV Holdings, LLC
212,000	5.875%, 10/1/2019	244,210
141,000	4.450%, 4/1/2024	150,587
355,000	6.350%, 3/15/2040	420,123
	Equinix, Inc.
450,000	5.750%, 1/1/2025	469,125
	FairPoint Communications, Inc.
600,000	8.750%, 8/15/2019[h]	633,000

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Communications Services (0.4%) - continued
	Frontier Communications Corporation
$450,000	6.875%, 1/15/2025	$445,500
	Hughes Satellite Systems Corporation
630,000	6.500%, 6/15/2019	683,550
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	652,995
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	682,762
	Numericable-SFR
670,000	6.000%, 5/15/2022[h]	678,375
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[h]	366,153
	Sprint Corporation
640,000	7.625%, 2/15/2025	636,800
	Telefonica Emisiones SAU
319,000	3.192%, 4/27/2018	332,698
175,000	7.045%, 6/20/2036	241,731
	Time Warner Cable, Inc.
440,000	8.250%, 4/1/2019	538,182
258,000	6.550%, 5/1/2037	324,009
	Time Warner, Inc.
265,000	6.250%, 3/29/2041	342,002
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	690,938
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[h]	402,825
	UPCB Finance V, Ltd.
630,000	7.250%, 11/15/2021[h]	678,037
	Verizon Communications, Inc.
350,000	1.041%, 6/17/2019[i]	352,708
70,000	2.625%, 2/21/2020	71,215
525,000	3.000%, 11/1/2021	535,473
344,000	5.150%, 9/15/2023	394,391
26,000	6.400%, 9/15/2033	32,452
188,000	5.050%, 3/15/2034	204,138
319,000	4.272%, 1/15/2036[h]	316,562
66,000	6.550%, 9/15/2043	85,942
423,000	4.522%, 9/15/2048[h]	421,082
	Wind Acquisition Finance SA
425,000	4.750%, 7/15/2020[h]	426,063

	Total	19,083,337

Consumer Cyclical (0.2%)
	Alibaba Group Holding, Ltd.
350,000	2.500%, 11/28/2019[h]	350,120
	Chrysler Group, LLC
635,000	8.000%, 6/15/2019	665,956
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	626,850
	Ford Motor Company
205,000	7.450%, 7/16/2031	283,021
	Ford Motor Credit Company, LLC
241,000	5.000%, 5/15/2018	262,803
350,000	2.597%, 11/4/2019	354,614
	General Motors Company
314,000	6.250%, 10/2/2043	384,669
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	641,813
264,000	4.000%, 1/15/2025	269,258
	Hilton Worldwide Finance, LLC
670,000	5.625%, 10/15/2021	705,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Consumer Cyclical (0.2%) - continued
	Home Depot, Inc.
$205,000	4.875%, 2/15/2044	$245,114
	Hyundai Capital America
273,000	1.450%, 2/6/2017[h]	273,302
130,000	2.000%, 3/19/2018[h]	132,082
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[h]	663,075
	KB Home
328,000	4.750%, 5/15/2019	320,620
	L Brands, Inc.
630,000	5.625%, 2/15/2022	693,000
	Lennar Corporation
630,000	4.125%, 12/1/2018	639,450
	Macy’s Retail Holdings, Inc.
102,000	4.375%, 9/1/2023	112,316
275,000	3.625%, 6/1/2024	285,739
	MGM Resorts International
670,000	6.000%, 3/15/2023	688,425
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	115,500
186,000	4.000%, 12/31/2018	191,115
	TRW Automotive, Inc.
234,000	7.250%, 3/15/2017[h]	255,937
	United Rentals, Inc.
670,000	5.500%, 7/15/2025	682,563
	Walgreens Boots Alliance, Inc.
220,000	2.700%, 11/18/2019	224,752

	Total	10,067,269

Consumer Non-Cyclical (0.3%)
	Actavis Funding SCS
85,000	3.450%, 3/15/2022	87,064
265,000	4.550%, 3/15/2035	276,214
352,000	4.850%, 6/15/2044	373,879
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	479,400
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	230,202
350,000	4.125%, 10/1/2023	370,706
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	347,492
	CareFusion Corporation
288,000	6.375%, 8/1/2019	336,710
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	667,800
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,735
	Coventry Health Care, Inc.
347,000	5.950%, 3/15/2017	379,106
	CVS Health Corporation
110,000	2.250%, 8/12/2019	111,698
188,000	6.125%, 9/15/2039	245,429
	EMD Finance, LLC
235,000	0.619%, 3/17/2017[h,i]	234,907
344,000	2.950%, 3/19/2022[h]	348,034
	Endo Finance LLC & Endo Finco, Inc.
630,000	7.000%, 7/15/2019[h]	656,775
	Forest Laboratories, Inc.
425,000	4.375%, 2/1/2019[h]	455,258
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[h]	693,000
	HCA, Inc.
670,000	3.750%, 3/15/2019	679,005

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Consumer Non-Cyclical (0.3%) - continued
	IMS Health, Inc.
$863,000	6.000%, 11/1/2020[h]	$898,599
	JBS Finance II, Ltd.
670,000	8.250%, 1/29/2018*	692,311
	Kraft Foods Group, Inc.
360,000	5.000%, 6/4/2042	398,385
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	166,033
350,000	4.700%, 2/1/2045	360,254
	Lorillard Tobacco Company
235,000	2.300%, 8/21/2017[e]	237,291
	McKesson Corporation
175,000	3.796%, 3/15/2024	184,641
225,000	4.883%, 3/15/2044	258,212
	Medco Health Solutions, Inc.
301,000	7.125%, 3/15/2018	346,496
	Medtronic, Inc.
375,000	4.375%, 3/15/2035[h]	407,791
	Merck & Company, Inc.
175,000	0.631%, 2/10/2020[i]	175,706
88,000	3.700%, 2/10/2045	88,416
	Mondelez International, Inc.
247,000	0.775%, 2/1/2019[i]	244,777
	Mylan, Inc.
235,000	7.875%, 7/15/2020[h]	248,280
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[h]	115,199
188,000	5.750%, 4/7/2021[h]	218,169
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,975
	Spectrum Brands Escrow Corporation
630,000	6.375%, 11/15/2020	667,800
	Sysco Corporation
132,000	2.350%, 10/2/2019	135,052
88,000	4.350%, 10/2/2034	92,450
	Tenet Healthcare Corporation
670,000	8.125%, 4/1/2022	738,675
	Tyson Foods, Inc.
207,000	4.500%, 6/15/2022	228,383
	UnitedHealth Group, Inc.
105,000	2.875%, 12/15/2021	107,790
	Whirlpool Corporation
220,000	1.650%, 11/1/2017	221,405
	WM Wrigley Jr. Company
165,000	2.000%, 10/20/2017[h]	166,787
	Zimmer Holdings, Inc.
170,000	2.000%, 4/1/2018	171,360
258,000	4.450%, 8/15/2045	267,205

	Total	14,961,856

Energy (0.7%)
	Antero Resources Corporation
1,025,000	5.125%, 12/1/2022[e]	984,000
	Boardwalk Pipelines, Ltd.
310,000	5.875%, 11/15/2016	325,463
	Bonanza Creek Energy, Inc.
1,035,000	6.750%, 4/15/2021	1,006,537
	BP Capital Markets plc
172,000	3.062%, 3/17/2022	174,981
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	287,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Energy (0.7%) - continued
	Calumet Specialty Products Partners, LP
$670,000	6.500%, 4/15/2021[h]	$649,900
	Chaparral Energy, Inc.
1,230,000	7.625%, 11/15/2022	824,100
	Chesapeake Energy Corporation
820,000	4.875%, 4/15/2022[e]	768,750
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	344,203
	CNPC General Capital, Ltd.
192,000	1.450%, 4/16/2016[h]	191,943
192,000	2.750%, 4/19/2017[h]	195,402
	Concho Resources, Inc.
1,449,634	5.500%, 10/1/2022	1,460,506
310,000	5.500%, 4/1/2023	312,294
	Continental Resources, Inc.
310,000	5.000%, 9/15/2022	305,737
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	403,000
	El Paso, LLC
230,000	7.800%, 8/1/2031	281,725
	Enbridge, Inc.
420,000	0.712%, 6/2/2017[i]	414,712
	Energy Transfer Partners, LP
265,000	4.900%, 3/15/2035	263,212
	Energy XXI Gulf Coast, Inc.
615,000	11.000%, 3/15/2020[h]	585,019
	Enterprise Products Operating, LLC
352,000	2.550%, 10/15/2019	356,714
	EQT Corporation
162,000	5.150%, 3/1/2018	173,628
118,000	8.125%, 6/1/2019	140,966
	Halcon Resources Corporation
1,435,000	8.875%, 5/15/2021[e]	997,325
	Hess Corporation
322,000	8.125%, 2/15/2019	386,608
	Hornbeck Offshore Services, Inc.
310,000	5.875%, 4/1/2020	266,600
850,000	5.000%, 3/1/2021	675,750
	Jones Energy Holdings, LLC
1,435,000	6.750%, 4/1/2022	1,341,725
	Kinder Morgan, Inc.
220,000	5.000%, 2/15/2021[h]	235,137
242,000	5.300%, 12/1/2034	250,006
	Laredo Petroleum, Inc.
1,025,000	5.625%, 1/15/2022[e]	994,250
	Linn Energy, LLC
629,634	6.250%, 11/1/2019	497,411
1,130,000	8.625%, 4/15/2020	963,325
	Magellan Midstream Partners, LP
90,000	4.200%, 3/15/2045	87,186
	Marathon Petroleum Corporation
88,000	3.625%, 9/15/2024	89,003
176,000	4.750%, 9/15/2044	179,108
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[h]	582,750
1,105,000	7.000%, 3/31/2024[h]	1,041,462
	Memorial Production Partners, LP
975,000	7.625%, 5/1/2021	887,250
	NiSource Finance Corporation
180,000	4.800%, 2/15/2044	202,359
265,000	5.650%, 2/1/2045	337,991
	Noble Holding International, Ltd.
172,000	6.950%, 4/1/2045	163,033

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Energy (0.7%) - continued
	Oasis Petroleum, Inc.
$720,000	6.500%, 11/1/2021	$687,600
410,000	6.875%, 3/15/2022	399,750
	Offshore Group Investment, Ltd.
630,000	7.500%, 11/1/2019	359,100
820,000	7.125%, 4/1/2023	465,350
	Pacific Drilling SA
1,230,000	5.375%, 6/1/2020[h]	984,000
	Petroleos Mexicanos
210,000	2.378%, 4/15/2025	213,677
265,000	5.625%, 1/23/2046[h]	268,975
	Plains All American Pipeline, LP
300,000	3.600%, 11/1/2024	301,199
	Precision Drilling Corporation
820,000	5.250%, 11/15/2024[h]	684,700
	Range Resources Corporation
1,025,000	5.000%, 3/15/2023[e]	1,019,875
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	696,800
	Rice Energy, Inc.
1,025,000	7.250%, 5/1/2023[h]	1,025,000
	Rosetta Resources, Inc.
1,025,000	5.875%, 6/1/2024	953,250
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025[h]	662,463
	Sinopec Capital 2013, Ltd.
330,000	1.250%, 4/24/2016[h]	329,544
	Southwestern Energy Company
220,000	7.500%, 2/1/2018	248,511
	Spectra Energy Partners, LP
172,000	4.500%, 3/15/2045	174,580
	Suncor Energy, Inc.
197,000	6.100%, 6/1/2018	221,916
270,000	3.600%, 12/1/2024	275,421
	Valero Energy Corporation
258,000	4.900%, 3/15/2045	266,731
	Whiting Petroleum Corporation
1,130,000	5.750%, 3/15/2021	1,121,525
	Williams Companies, Inc.
157,000	3.700%, 1/15/2023	145,131

	Total	32,134,063

Financials (0.8%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	137,502
	Air Lease Corporation
220,000	2.125%, 1/15/2018	218,900
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	435,050
	American Express Credit Corporation
350,000	0.820%, 3/18/2019[i]	349,833
	American International Group, Inc.
145,000	2.300%, 7/16/2019	147,150
350,000	3.875%, 1/15/2035	351,751
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[h]	134,813
	Banco Santander Chile
435,000	1.152%, 4/11/2017[h,i]	433,701
	Bank of America Corporation
370,000	1.335%, 3/22/2018[i]	374,212
295,000	1.125%, 4/1/2019[i]	296,727
345,000	3.300%, 1/11/2023	349,498
150,000	4.000%, 4/1/2024	159,557
250,000	4.000%, 1/22/2025	252,023
201,000	5.875%, 2/7/2042	255,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Financials (0.8%) - continued
$323,000	8.000%, 12/29/2049[l]	$345,206
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[h]	147,122
	Barclays Bank plc
280,000	10.179%, 6/12/2021[h]	383,032
	Barclays plc
264,000	2.750%, 11/8/2019	266,601
	BB&T Corporation
150,000	0.950%, 1/15/2020[i]	150,445
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[h]	351,050
	BioMed Realty, LP
282,000	2.625%, 5/1/2019	284,336
	BNP Paribas SA
386,000	2.375%, 9/14/2017	393,460
	BPCE SA
258,000	5.700%, 10/22/2023[h]	285,334
	Caisse Centrale Desjardins du Quebec
210,000	0.918%, 1/29/2018[h,i]	209,968
	Capital One Financial Corporation
379,000	6.150%, 9/1/2016	403,807
235,000	2.450%, 4/24/2019	237,795
	Citigroup, Inc.
230,000	6.000%, 8/15/2017	252,992
245,000	1.021%, 4/8/2019[i]	244,903
335,000	8.500%, 5/22/2019	417,202
244,000	4.050%, 7/30/2022	255,975
352,000	3.750%, 6/16/2024	367,897
	CoBank ACB
120,000	0.871%, 6/15/2022*,i	112,870
	Compass Bank
264,000	2.750%, 9/29/2019	267,817
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	236,026
	Credit Agricole SA
290,000	1.053%, 4/15/2019[h,i]	292,090
	Credit Suisse AG
231,000	5.400%, 1/14/2020	260,377
	CyrusOne, LP
630,000	6.375%, 11/15/2022	669,375
	DDR Corporation
384,000	9.625%, 3/15/2016	414,176
	Denali Borrower, LLC
670,000	5.625%, 10/15/2020[h]	708,190
	Deutsche Bank AG
315,000	1.350%, 5/30/2017	314,706
	Discover Bank
235,000	8.700%, 11/18/2019	289,444
	Discover Financial Services
188,000	6.450%, 6/12/2017	207,127
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[h]	605,038
	Duke Realty, LP
88,000	3.875%, 2/15/2021	92,873
264,000	4.375%, 6/15/2022	283,524
	European Investment Bank
445,000	1.875%, 3/15/2019	455,224
330,000	2.125%, 10/15/2021	337,803
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	306,060
145,000	2.875%, 10/1/2021	146,966
	General Electric Capital Corporation
610,000	3.100%, 1/9/2023	628,290

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Financials (0.8%) - continued
$390,000	1.271%, 3/15/2023[i]	$395,012
350,000	6.750%, 3/15/2032	484,102
	Genworth Financial, Inc.
248,000	7.700%, 6/15/2020	263,500
	Goldman Sachs Group, Inc.
390,000	1.455%, 4/30/2018[i]	395,410
205,000	1.357%, 11/15/2018[i]	207,239
271,000	7.500%, 2/15/2019	323,433
310,000	2.550%, 10/23/2019	314,309
374,000	5.375%, 3/15/2020	424,399
210,000	1.417%, 4/23/2020[i]	212,669
336,000	5.250%, 7/27/2021	382,104
450,000	3.500%, 1/23/2025	457,899
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	188,480
249,000	5.125%, 4/15/2022	283,740
	HBOS plc
288,000	6.750%, 5/21/2018[h]	322,224
	HCP, Inc.
176,000	3.400%, 2/1/2025	171,689
	Health Care REIT, Inc.
58,000	2.250%, 3/15/2018	58,788
	HSBC Bank plc
495,000	0.897%, 5/15/2018[h,i]	497,276
	HSBC Holdings plc
176,000	5.250%, 3/14/2044	200,398
270,000	6.375%, 3/29/2049[l]	276,075
	HSBC USA, Inc.
241,000	1.625%, 1/16/2018	241,006
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	67,311
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020	519,400
	ING Bank NV
282,000	4.125%, 11/21/2023	291,828
	ING Capital Funding Trust III
265,000	3.875%, 12/29/2049[i,l]	262,350
	International Lease Finance Corporation
383,000	2.221%, 6/15/2016[i]	383,000
	Intesa Sanpaolo SPA
141,000	3.875%, 1/16/2018	147,935
288,000	3.875%, 1/15/2019	303,750
	J.P. Morgan Chase & Company
451,000	2.000%, 8/15/2017	457,683
200,000	1.800%, 1/25/2018	201,509
326,000	6.300%, 4/23/2019	378,693
165,000	2.250%, 1/23/2020	165,353
50,000	3.200%, 1/25/2023	50,832
352,000	3.625%, 5/13/2024	366,006
166,000	3.875%, 9/10/2024	170,298
370,000	3.125%, 1/23/2025	371,085
332,000	7.900%, 4/29/2049[l]	357,315
	Kookmin Bank
294,000	1.131%, 1/27/2017[h,i]	295,708
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[h]	66,278
56,000	6.500%, 5/1/2042[h]	71,772
	Liberty Property, LP
258,000	3.750%, 4/1/2025	260,751
	Lloyds Bank plc
235,000	0.791%, 3/16/2018[i]	235,408
	Lloyds Banking Group plc
288,000	5.920%, 9/29/2049[h,l]	290,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Financials (0.8%) - continued
	Merrill Lynch & Company, Inc.
$610,000	6.050%, 5/16/2016	$640,334
225,000	6.400%, 8/28/2017	249,374
	MetLife, Inc.
220,000	1.903%, 12/15/2017	221,588
355,000	4.050%, 3/1/2045	367,644
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[h]	282,819
	Morgan Stanley
270,000	6.250%, 8/28/2017	298,272
498,000	6.625%, 4/1/2018	566,401
260,000	1.536%, 4/25/2018[i]	264,137
210,000	1.396%, 1/27/2020[i]	213,140
155,000	4.875%, 11/1/2022	169,285
329,000	4.100%, 5/22/2023	342,394
220,000	4.300%, 1/27/2045	227,970
215,000	5.550%, 12/29/2049[l]	217,150
	National City Corporation
288,000	6.875%, 5/15/2019	339,817
	Prologis, LP
370,000	7.375%, 10/30/2019	445,742
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	146,586
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,542
	Regions Bank
250,000	7.500%, 5/15/2018	290,583
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	113,230
252,000	5.000%, 6/1/2021	281,839
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[h]	233,143
	Royal Bank of Canada
341,000	2.200%, 7/27/2018	348,187
	Royal Bank of Scotland Group plc
295,000	1.213%, 3/31/2017[i]	296,099
596,000	5.125%, 5/28/2024	625,270
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	129,620
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[h]	370,621
	SLM Corporation
75,000	3.875%, 9/10/2015	75,538
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[h]	602,285
	Sumitomo Mitsui Banking Corporation
485,000	1.300%, 1/10/2017	484,842
250,000	0.834%, 1/16/2018[i]	250,684
	Suncorp-Metway, Ltd.
329,000	0.973%, 3/28/2017[h,i]	329,418
	Svenska Handelsbanken AB
252,000	1.625%, 3/21/2018	253,099
330,000	0.761%, 6/17/2019[i]	330,108
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[h,l]	131,250
	Synchrony Financial
155,000	3.000%, 8/15/2019	158,365
140,000	1.485%, 2/3/2020[i]	140,649
160,000	3.750%, 8/15/2021	165,921
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	128,768
	USB Realty Corporation
140,000	1.400%, 12/29/2049[h,i,l]	127,400

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Financials (0.8%) - continued
	Voya Financial, Inc.
$344,000	2.900%, 2/15/2018	$354,942
	WEA Finance, LLC
288,000	1.750%, 9/15/2017[h]	289,486
	Wells Fargo & Company
210,000	0.935%, 1/30/2020[i]	211,086
345,000	3.450%, 2/13/2023	353,006
350,000	3.000%, 2/19/2025	351,505

	Total	39,814,554

Foreign Government (<0.1%)
	Eksportfinans ASA
111,000	5.500%, 5/25/2016	115,207
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	206,974
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[h]	334,664
	Mexico Government International Bond
220,000	4.600%, 1/23/2046	224,950
	Petroleos Mexicanos
175,000	3.500%, 1/30/2023	170,887

	Total	1,052,682

Mortgage-Backed Securities (3.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
13,300,000	3.000%, 4/1/2030[c]	13,925,515
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
401,406	1.960%, 6/1/2043[i]	415,210
12,300,000	4.000%, 4/1/2045[c]	13,137,937
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,775,000	3.500%, 5/1/2029[c]	18,829,766
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,453,134	2.073%, 1/1/2043[i]	1,512,967
2,498,718	2.059%, 3/1/2043[i]	2,602,331
2,407,314	1.731%, 7/1/2043[i]	2,474,923
660,587	2.019%, 7/1/2043[i]	684,613
612,030	2.085%, 8/1/2043[i]	635,225
39,850,000	3.500%, 4/1/2045[c]	41,854,953
36,000,000	4.000%, 4/1/2045[c]	38,491,877
34,714,000	4.500%, 5/1/2045[c]	37,775,896

	Total	172,341,213

Technology (0.1%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	191,451
	Apple, Inc.
350,000	3.450%, 2/9/2045	332,234
	Baidu, Inc.
250,000	2.750%, 6/9/2019	252,588
	EMC Corporation
196,000	1.875%, 6/1/2018	198,291
	Fidelity National Information Services, Inc.
336,000	1.450%, 6/5/2017	335,723
	First Data Corporation
630,000	7.375%, 6/15/2019[h]	658,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Technology (0.1%) - continued
	Freescale Semiconductor, Inc.
$670,000	6.000%, 1/15/2022[h]	$729,463
	Hewlett-Packard Company
329,000	5.400%, 3/1/2017	354,896
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	663,075
	Micron Semiconductor Asia Pte, Ltd.
180,000	1.258%, 1/15/2019	179,614
	Tyco Electronics Group SA
368,000	6.550%, 10/1/2017	412,575

	Total	4,308,260

Transportation (0.1%)
	Air Canada Pass Through Trust
140,000	3.875%, 3/15/2023[h]	139,650
	American Airlines Pass Through Trust
445,000	3.375%, 5/1/2027	447,804
	Avis Budget Car Rental, LLC
365,000	5.125%, 6/1/2022[h]	368,643
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	407,782
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	89,985
76,000	5.750%, 3/15/2033	93,039
	Continental Airlines, Inc.
152,818	4.150%, 4/11/2024	161,223
	CSX Corporation
115,000	3.700%, 11/1/2023	122,818
	Delta Air Lines, Inc.
204,000	6.750%, 5/23/2017	210,885
94,958	4.950%, 5/23/2019	101,961
25,945	4.750%, 5/7/2020	27,860
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[h]	68,939
265,000	4.500%, 2/15/2045[h]	268,092
	FedEx Corporation
450,000	3.900%, 2/1/2035	453,171
	Korea Expressway Corporation
282,000	1.625%, 4/28/2017[h]	281,489
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	291,488
	Union Pacific Corporation
350,000	3.875%, 2/1/2055	341,419
	Virgin Australia Holdings, Ltd.
94,496	5.000%, 10/23/2023[h]	99,107

	Total	3,975,355

U.S. Government and Agencies (4.4%)
	Federal National Mortgage Association
1,535,000	0.875%, 5/21/2018	1,531,353
2,830,000	1.625%, 1/21/2020	2,849,547
2,835,000	2.625%, 9/6/2024	2,937,315
405,000	6.250%, 5/15/2029	580,643
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	510,665
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	6,078,127
2,900,000	5.250%, 11/15/2028	3,957,821
2,050,000	4.375%, 5/15/2040	2,769,903
39,845,000	3.000%, 5/15/2042	43,468,425
	U.S. Treasury Bonds, TIPS
1,695,818	0.125%, 4/15/2019	1,727,218
99,203	2.375%, 1/15/2025	120,237
64,887	2.125%, 2/15/2040	86,628

Principal Amount	Long-Term Fixed Income (12.6%)	Value
U.S. Government and Agencies (4.4%) - continued
$568,942	0.750%, 2/15/2042	$575,343
	U.S. Treasury Notes
300,000	0.125%, 4/30/2015	299,953
8,535,000	0.875%, 11/15/2017	8,557,669
19,915,000	1.500%, 10/31/2019	20,072,149
27,965,000	1.875%, 6/30/2020	28,607,328
685,000	1.625%, 8/15/2022	679,488
9,850,000	2.250%, 11/15/2024	10,126,263
14,300,000	3.625%, 2/15/2044	17,485,096
	U.S. Treasury Notes, TIPS
29,323,930	0.125%, 4/15/2018	29,914,983
604,147	0.125%, 1/15/2022	609,103
35,670,596	0.125%, 1/15/2023	35,823,873

	Total	219,369,130

Utilities (0.3%)
	AES Corporation
630,000	7.375%, 7/1/2021	699,300
	American Electric Power Company, Inc.
288,000	2.950%, 12/15/2022	290,382
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	181,212
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	133,912
	Calpine Corporation
670,000	5.375%, 1/15/2023	670,000
	Commonwealth Edison Company
128,000	6.950%, 7/15/2018	148,031
355,000	3.700%, 3/1/2045	360,262
	Consolidated Edison Company of New York, Inc.
220,000	4.450%, 3/15/2044	244,623
	DTE Electric Company
265,000	3.700%, 3/15/2045	270,397
	DTE Energy Company
70,000	2.400%, 12/1/2019	71,138
	Duke Energy Carolinas, LLC
172,000	3.750%, 6/1/2045	176,755
	Duke Energy Corporation
235,000	0.636%, 4/3/2017[i]	235,512
168,000	2.100%, 6/15/2018	171,214
	Dynegy Finance I, Inc.
430,000	6.750%, 11/1/2019[h]	445,050
	EDP Finance BV
262,000	4.125%, 1/15/2020[h]	271,170
	Enel Finance International NV
84,000	6.250%, 9/15/2017[h]	93,489
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	62,849
308,000	4.650%, 6/1/2021	329,081
	Enterprise Products Operating, LLC
252,000	5.100%, 2/15/2045	282,325
180,000	7.034%, 1/15/2068	194,602
	Eversource Energy
150,000	1.600%, 1/15/2018	150,308
75,000	1.450%, 5/1/2018	74,482
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	336,366
135,000	2.950%, 1/15/2020	137,277
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	71,146
265,000	5.300%, 7/1/2043	314,236
	MarkWest Energy Partners, LP
665,000	4.875%, 12/1/2024	679,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value
Utilities (0.3%) - continued
	MidAmerican Energy Holdings Company
$205,000	6.500%, 9/15/2037	$277,527
	Monongahela Power Company
275,000	5.400%, 12/15/2043[h]	337,189
	Northern States Power Company
410,000	4.125%, 5/15/2044	449,529
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	652,050
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045[h]	258,535
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	383,427
	PG&E Corporation
140,000	2.400%, 3/1/2019	141,771
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	150,097
265,000	5.000%, 3/15/2044	313,325
	Sempra Energy
440,000	6.150%, 6/15/2018	501,573
170,000	2.400%, 3/15/2020	171,887
	Southern California Edison Company
100,000	2.400%, 2/1/2022	100,181
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	178,008
	TransAlta Corporation
336,000	1.900%, 6/3/2017	333,961
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	222,883

	Total	11,566,958

	Total Long-Term Fixed Income (cost $607,680,945)	622,751,505

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
400	Henkel AG & Company KGaA	46,984

	Total	46,984

	Total Preferred Stock (cost $47,266)	46,984

Shares	Collateral Held for Securities Loaned (1.3%)	Value
64,982,316	Thrivent Cash Management Trust	64,982,316

	Total Collateral Held for Securities Loaned (cost $64,982,316)	64,982,316

Shares or Principal Amount	Short-Term Investments (18.8%)[m]	Value
	Federal Home Loan Bank Discount Notes
70,000,000	0.070%, 4/6/2015	$69,999,319
55,000,000	0.060%, 4/8/2015	54,999,363
2,000,000	0.085%, 4/9/2015	1,999,962
40,000,000	0.089%, 4/10/2015[g]	39,999,109
19,700,000	0.069%, 4/15/2015	19,699,469
21,000,000	0.086%, 4/17/2015	20,999,201
7,000,000	0.065%, 4/20/2015	6,999,760
29,000,000	0.056%, 4/21/2015	28,999,103
68,300,000	0.079%, 4/22/2015	68,296,872
169,300,000	0.064%, 4/24/2015[g]	169,293,137
25,000,000	0.040%, 4/27/2015	24,999,278
26,000,000	0.065%, 4/28/2015	25,998,732
42,000,000	0.065%, 4/29/2015	41,997,884
24,000,000	0.055%, 5/1/2015	23,998,900
10,000,000	0.055%, 5/5/2015	9,999,480
20,000,000	0.075%, 5/6/2015	19,998,542
43,600,000	0.064%, 5/8/2015	43,597,146
50,000,000	0.075%, 5/13/2015[g]	49,995,625
48,000,000	0.068%, 5/15/2015	47,996,036
5,500,000	0.070%, 5/22/2015	5,499,455
6,000,000	0.050%, 5/27/2015	5,999,533
8,000,000	0.060%, 5/29/2015	7,999,227
10,000,000	0.065%, 6/3/2015[g]	9,998,862
15,000,000	0.065%, 6/5/2015	14,998,240
40,000,000	0.060%, 6/8/2015	39,995,467
47,050,000	0.081%, 6/19/2015	47,041,598
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.040%, 4/28/2015	1,999,940
9,300,000	0.060%, 5/11/2015[g]	9,299,380
5,650,000	0.065%, 5/26/2015[g]	5,649,439
	Federal National Mortgage Association Discount Notes
2,902,000	0.030%, 4/2/2015	2,901,998
4,000,000	0.042%, 5/13/2015	3,999,804
4,000,000	0.125%, 8/12/2015	3,998,153
	U.S. Treasury Bills
2,300,000	0.020%, 6/18/2015[n]	2,299,900

	Total Short-Term Investments (at amortized cost)	931,547,914

	Total Investments (cost $4,552,920,235) 104.6%	$5,178,954,090

	Other Assets and Liabilities, Net (4.6%)	(225,460,396)

	Total Net Assets 100.0%	$4,953,493,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

g	At March 31, 2015, $56,961,916 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $48,300,943 or 1.0% of total net assets.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At March 31, 2015, $2,299,900 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,808
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
ARES CLO, Ltd., 11/15/2025	11/26/2014	750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	114,006
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	378,897
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
JBS Finance II, Ltd., 1/29/2018	8/11/2014	696,203
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton 2015-VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375
Symphony CLO, Ltd., 1/9/2023	9/15/2014	385,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	734,751
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	384,422

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$683,641,102
Gross unrealized depreciation	(57,607,247)

Net unrealized appreciation (depreciation)	$626,033,855

Cost for federal income tax purposes	$4,552,920,235

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,191,645	–	4,391,690	799,955
Capital Goods	3,568,023	–	3,568,023	–
Communications Services	32,179,421	–	29,830,626	2,348,795
Consumer Cyclical	16,767,292	–	16,767,292	–
Consumer Non-Cyclical	10,813,880	–	10,007,212	806,668
Energy	6,560,094	–	5,643,127	916,967
Financials	4,463,953	–	4,463,953	–
Technology	4,830,456	–	4,830,456	–
Transportation	3,719,881	–	3,719,881	–
Utilities	2,594,934	–	2,594,934	–
Affiliated Mutual Funds
Equity Mutual Funds	1,689,917,506	1,689,917,506	–	–
Fixed Income Mutual Funds	301,347,417	301,347,417	–	–
Common Stock
Consumer Discretionary	220,045,818	216,822,025	3,156,712	67,081
Consumer Staples	55,328,477	54,274,835	1,053,642	–
Energy	183,404,491	181,189,577	2,214,914	–
Financials	271,954,130	258,963,770	12,990,360	–
Health Care	226,543,921	224,966,128	1,577,793	–
Industrials	160,173,779	156,163,968	4,009,811	–
Information Technology	278,975,808	276,732,479	2,243,329	–
Materials	48,597,352	46,329,868	2,267,484	–
Telecommunications Services	7,913,966	6,256,734	1,657,232	–
Utilities	24,733,127	23,170,066	1,563,061	–
Long-Term Fixed Income
Asset-Backed Securities	30,400,591	–	30,019,829	380,762
Basic Materials	5,587,770	–	5,587,770	–
Capital Goods	6,480,881	–	6,480,881	–
Collateralized Mortgage Obligations	30,583,151	–	28,183,151	2,400,000
Commercial Mortgage-Backed Securities	21,024,435	–	21,024,435	–
Communications Services	19,083,337	–	19,083,337	–
Consumer Cyclical	10,067,269	–	10,067,269	–
Consumer Non-Cyclical	14,961,856	–	14,961,856	–
Energy	32,134,063	–	32,134,063	–
Financials	39,814,554	–	39,814,554	–
Foreign Government	1,052,682	–	1,052,682	–
Mortgage-Backed Securities	172,341,213	–	172,341,213	–
Technology	4,308,260	–	4,308,260	–
Transportation	3,975,355	–	3,975,355	–
U.S. Government and Agencies	219,369,130	–	219,369,130	–
Utilities	11,566,958	–	11,566,958	–
Preferred Stock
Consumer Staples	46,984	–	46,984	–
Collateral Held for Securities Loaned	64,982,316	64,982,316	–	–
Short-Term Investments	931,547,914	–	931,547,914	–

Total	$5,178,954,090	$3,501,116,689	$1,670,117,173	$7,720,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,102,420	4,102,420	–	–

Total Asset Derivatives	$4,102,420	$4,102,420	$–	$–

Liability Derivatives
Futures Contracts	13,372,899	13,372,899	–	–
Credit Default Swaps	205,163	–	205,163	–

Total Liability Derivatives	$13,578,062	$13,372,899	$205,163	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(1,155)	June 2015	($252,345,281)	($253,125,469)	($780,188)
5-Yr. U.S. Treasury Bond Futures	(283)	June 2015	(33,778,194)	(34,019,696)	(241,502)
10-Yr. U.S. Treasury Bond Futures	122	June 2015	15,626,863	15,726,563	99,700
30-Yr. U.S. Treasury Bond Futures	541	June 2015	87,711,302	88,656,375	945,073
Eurex EURO STOXX 50 Futures	6,541	June 2015	254,326,495	254,671,523	345,028
Mini MSCI EAFE Index Futures	1,074	June 2015	97,199,529	98,265,630	1,066,101
Russell 2000 Index Mini-Futures	(493)	June 2015	(60,679,771)	(61,570,770)	(890,999)
S&P 400 Index Mini-Futures	(2,633)	June 2015	(388,703,130)	(400,163,340)	(11,460,210)
S&P 500 Index Futures	1,459	June 2015	750,103,159	751,676,800	1,573,641
Ultra Long Term U.S. Treasury Bond Futures	80	June 2015	13,517,123	13,590,000	72,877
Total Futures Contracts					($9,270,479)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2020	$51,050,000	($155,338)	($155,338)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	(22,600,000)	(29,105)	(29,105)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(33,900,000)	(20,720)	(20,720)
Total Credit Default Swaps				($205,163)	($205,163)

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Partner Small Cap Value	$98,513,554	$–	$–	3,483,432	$99,733,800	$–
Small Cap Stock	84,584,317	–	–	4,604,230	87,571,542	–
Partner Mid Cap Value	137,304,560	–	–	7,570,495	140,065,519	–
Mid Cap Stock	279,977,811	–	–	14,848,287	287,759,798	–
Partner Worldwide Allocation	443,920,241	–	–	47,730,280	462,859,616	–
Large Cap Value	323,712,459	–	–	19,283,176	324,628,410	–
Large Cap Stock	275,418,051	–	–	22,340,673	287,298,821	–
High Yield	119,925,476	1,761,221	657,754	24,832,379	122,493,160	1,761,555
Income	138,495,900	1,252,483	657,754	13,244,764	140,880,581	1,253,330
Limited Maturity Bond	37,959,766	129,486	328,877	3,847,306	37,973,676	129,904
Cash Management Trust-Collateral Investment	39,076,872	112,733,161	86,827,717	64,982,316	64,982,316	107,202
Total Value and Income Earned	1,978,889,007				2,056,247,239	3,251,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$4,215,477	3.500%, 5/22/2020	$2,905,181
	Axalta Coating Systems US Holdings, Inc.,Term Loan
2,817,065	3.750%, 2/1/2020	2,798,811
	Fortescue Metals Group, Ltd., Term Loan
2,164,833	3.750%, 6/30/2019	1,951,554
	Ineos Group Holdings, Ltd., Term Loan
3,850,536	3.750%, 5/4/2018	3,821,656
	NewPage Corporation, Term Loan
7,834,334	9.500%, 2/11/2021	7,496,517
	Tronox Pigments BV, Term Loan
2,964,786	4.000%, 3/19/2020	2,961,377
	Wausau Paper Corporation, Term Loan
5,359,500	6.500%, 7/30/2020	5,399,696

	Total	27,334,792

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,301,771	3.750%, 10/9/2019	2,274,242
	Berry Plastics Group, Inc., Term Loan
6,291,600	3.500%, 2/8/2020	6,272,725
	Silver II Borrower, Term Loan
1,565,288	4.000%, 12/13/2019	1,481,811
	STHI Holding Corporation, Term Loan
1,850,700	4.500%, 8/6/2021	1,846,851

	Total	11,875,629

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
1,191,643	3.250%, 11/30/2019	1,181,514
	Birch Communication Inc., Term Loan
7,893,663	7.750%, 7/17/2020	7,814,727
	Cable & Wireless Communications plc, Term Loan
542,609	5.500%, 4/28/2017	542,609
	Cengage Learning Acquisitions, Term Loan
5,979,600	7.000%, 3/31/2020	5,996,702
	Cequel Communications, LLC, Term Loan
2,001,277	3.500%, 2/14/2019	2,002,177
	Charter Communications Operating, LLC, Term Loan
844,950	3.000%, 7/1/2020	841,308
4,421,250	3.000%, 1/3/2021	4,403,963
	Clear Channel Communications, Inc., Term Loan
1,172,348	7.678%, 7/30/2019	1,128,057
	Cumulus Media Holdings, Inc., Term Loan
3,890,667	4.250%, 12/23/2020	3,815,772
	Fairpoint Communications, Term Loan
4,194,400	7.500%, 2/14/2019	4,264,321
	Grande Communications Networks, LLC, Term Loan
2,564,359	4.500%, 5/29/2020	2,537,126

Principal Amount	Bank Loans (4.0%)[a]	Value
Communications Services (1.4%) - continued
	Hargray Communications Group, Inc., Term Loan
$4,682,753	5.250%, 6/26/2019	$4,698,862
	iHeartCommunications, Inc., Term Loan
3,645,170	6.928%, 1/30/2019	3,461,271
	Integra Telecom Holdings, Inc., Term Loan
2,557,800	5.250%, 2/22/2019	2,552,198
1,010,000	9.750%, 2/21/2020	1,001,799
	Intelsat Jackson Holdings SA, Term Loan
2,274,236	3.750%, 6/30/2019	2,264,571
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,310,519
	Level 3 Financing, Inc., Term Loan
1,680,000	4.500%, 1/31/2022	1,687,879
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,090,000	0.000%, 1/7/2022[b,c]	2,057,354
2,290,000	4.500%, 1/7/2022	2,277,130
1,000,000	7.750%, 7/7/2023	999,380
	LTS Buyer, LLC, Term Loan
3,181,576	4.000%, 4/13/2020	3,167,673
135,988	8.000%, 4/12/2021	134,740
	McGraw-Hill Global Education, LLC, Term Loan
3,487,414	5.750%, 3/22/2019	3,511,825
	Mediacom Broadband, LLC, Term Loan
1,321,125	4.000%, 1/20/2020	1,318,377
	NEP Broadcasting, LLC, Term Loan
242,857	9.500%, 7/22/2020	237,393
	NEP/NCP Holdco, Inc., Term Loan
9,252,319	4.250%, 1/22/2020	8,997,880
	NTelos, Inc., Term Loan
1,243,125	5.750%, 11/9/2019	1,062,872
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,343,046	5.500%, 7/31/2018	1,336,331
	Syniverse Holdings, Inc., Term Loan
3,315,764	4.000%, 4/23/2019	3,112,673
	TNS, Inc., Term Loan
4,999,184	5.000%, 2/14/2020	5,005,433
	Univision Communications, Inc., Term Loan
3,755,259	4.000%, 3/1/2020	3,746,547
	Virgin Media Investment Holdings, Ltd., Term Loan
6,411,071	3.500%, 6/7/2020	6,399,082
	WideOpenWest Finance, LLC, Term Loan
5,586,000	4.750%, 4/1/2019	5,586,894
	XO Communications, LLC, Term Loan
3,861,000	4.250%, 3/20/2021	3,864,861
	Yankee Cable Acquisition, LLC, Term Loan
3,697,254	4.500%, 3/1/2020	3,705,573
	Zayo Group, LLC, Term Loan
9,451,925	4.000%, 7/2/2019	9,459,486

	Total	119,486,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
$4,651,625	5.000%, 8/1/2021	$4,605,109
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,832,610	4.250%, 8/13/2021	1,842,542
	Ceridian HCM Holding, Inc., Term Loan
2,487,803	4.500%, 9/15/2020	2,448,944
	Chrysler Group, LLC, Term Loan
2,885,051	3.500%, 5/24/2017	2,884,445
	Golden Nugget, Inc., Delayed Draw
519,052	5.500%, 11/21/2019	521,482
	Golden Nugget, Inc., Term Loan
1,211,122	5.500%, 11/21/2019	1,216,791
	Hilton Worldwide Finance, LLC, Term Loan
9,595,768	3.500%, 10/26/2020	9,604,500
	J.C. Penney Corporation, Inc., Term Loan
3,910,350	6.000%, 5/22/2018	3,898,462
	Las Vegas Sands, LLC, Term Loan
2,123,125	3.250%, 12/19/2020	2,120,598
	Marina District Finance Company, Inc., Term Loan
2,344,543	6.500%, 8/15/2018	2,355,773
	MGM Resorts International, Term Loan
2,609,925	3.500%, 12/20/2019	2,600,686
	Mohegan Tribal Gaming Authority, Term Loan
6,715,000	5.500%, 11/19/2019	6,654,834
	Rite Aid Corporation, Term Loan
1,285,000	5.750%, 8/21/2020	1,297,850
	ROC Finance, LLC, Term Loan
6,136,550	5.000%, 6/20/2019	5,916,002
	Scientific Games International, Inc., Term Loan
7,935,392	6.000%, 10/18/2020	7,957,214
	Seminole Indian Tribe of Florida, Term Loan
1,388,900	3.000%, 4/29/2020	1,385,428

	Total	57,310,660

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
6,911,985	5.375%, 3/21/2019	6,959,056
	Biomet, Inc., Term Loan
2,417,058	3.674%, 7/25/2017	2,414,448
	Catalina Marketing Corporation, Term Loan
3,870,750	4.500%, 4/9/2021	3,361,088
	CHS/Community Health Systems, Inc., Term Loan
457,817	3.428%, 12/31/2018	457,675
1,217,152	4.250%, 1/27/2021	1,222,811
	HCA, Inc., Term Loan
1,477,500	2.928%, 3/31/2017	1,477,323
	Hologic, Inc., Term Loan
1,182,818	3.250%, 8/1/2019	1,183,965
	JBS USA, LLC, Term Loan
2,816,296	2.984%, 5/25/2018	2,823,337
	Ortho-Clinical Diagnostics, Inc., Term Loan
9,592,513	4.750%, 6/30/2021	9,492,079

Principal Amount	Bank Loans (4.0%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$3,387,445	5.750%, 3/3/2021	$3,249,847
	Supervalu, Inc., Term Loan
8,108,453	4.500%, 3/21/2019	8,134,319
	Visant Corporation, Term Loan
5,210,535	7.000%, 9/23/2021	5,228,980

	Total	46,004,928

Energy (0.3%)
	Arch Coal, Inc., Term Loan
3,442,328	6.250%, 5/16/2018	2,652,314
	Energy Solutions, LLC, Term Loan
6,196,741	6.750%, 5/29/2020	6,210,312
	Expro Holdings UK 2, Ltd., Term Loan
2,985,000	5.750%, 9/2/2021	2,535,131
	Fieldwood Energy, LLC, Term Loan
2,068,515	3.875%, 9/28/2018	1,925,932
660,000	8.375%, 9/30/2020	481,331
	Houston Fuel Oil Terminal, LLC, Term Loan
3,711,350	4.250%, 8/19/2021	3,581,453
	McJunkin Red Man Corporation, Term Loan
2,132,525	5.000%, 11/8/2019	2,045,092
	Offshore Group Investment, Ltd., Term Loan
3,317,300	5.750%, 3/28/2019	1,886,714
	Pacific Drilling SA, Term Loan
2,382,563	4.500%, 6/3/2018	1,970,236
	Samson Investment Company, Term Loan
1,615,000	0.000%, 9/25/2018 [b,c]	842,497
	Targa Resources Partners, LP, Term Loan
408,023	5.750%, 2/27/2022	409,553

	Total	24,540,565

Financials (0.3%)
	DJO Finance, LLC, Term Loan
2,915,860	4.250%, 9/15/2017	2,920,962
	GEO Group, Inc., Term Loan
845,932	3.250%, 4/3/2020	840,646
	Harland Clarke Holdings Corporation, Term Loan
4,465,687	7.000%, 5/22/2018	4,490,829
484,375	6.000%, 8/4/2019	485,828
	MoneyGram International, Inc., Term Loan
3,376,100	4.250%, 3/27/2020	3,183,021
	MPH Acquisition Holdings, LLC, Term Loan
2,198,864	3.750%, 3/31/2021	2,190,618
	TransUnion, LLC, Term Loan
7,771,500	4.000%, 4/9/2021	7,766,682
	WaveDivision Holdings, LLC, Term Loan
3,577,650	4.000%, 10/15/2019	3,567,203

	Total	25,445,789

Technology (0.2%)
	Avago Technologies, Ltd., Term Loan
2,590,550	3.750%, 5/6/2021	2,594,281
	First Data Corporation, Term Loan
7,025,000	3.674%, 3/23/2018	7,017,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Technology (0.2%) - continued
$1,355,000	3.674%, 9/24/2018	$1,353,021
	Freescale Semiconductor, Inc., Term Loan
3,043,191	4.250%, 2/28/2020	3,047,817
3,102,750	5.000%, 1/15/2021	3,116,123
	Infor US, Inc., Term Loan
1,779,433	3.750%, 6/3/2020	1,761,923

	Total	18,891,140

Transportation (0.2%)
	American Airlines, Inc., Term Loan
3,645,075	3.750%, 6/27/2019	3,640,519
	Delta Air Lines, Inc., Term Loan
2,980,166	3.250%, 4/20/2017	2,978,319
	OSG Bulk Ships, Inc., Term Loan
4,897,988	5.250%, 8/5/2019	4,861,252
	United Airlines, Inc., Term Loan
2,111,900	3.500%, 4/1/2019	2,108,732
895,500	3.750%, 9/15/2021	898,410

	Total	14,487,232

Utilities (0.1%)
	Calpine Corporation, Term Loan
625,343	4.000%, 4/1/2018	626,450
2,642,250	4.000%, 10/9/2019	2,645,896
	Intergen NV, Term Loan
1,689,900	5.500%, 6/15/2020	1,630,754
	NGPL PipeCo, LLC, Term Loan
1,561,661	6.750%, 9/15/2017	1,486,920

	Total	6,390,020

	Total Bank Loans (cost $358,302,046)	351,767,634

Shares	Affiliated Mutual Funds (34.0%)	Value

Equity Mutual Funds (20.5%)
4,493,008	Thrivent Partner Small Cap Value Portfolio	128,638,860
3,657,193	Thrivent Small Cap Stock Portfolio	69,559,072
7,195,521	Thrivent Partner Mid Cap Value Portfolio	133,127,928
12,265,522	Thrivent Mid Cap Stock Portfolio	237,705,816
54,413,534	Thrivent Partner Worldwide Allocation Portfolio	527,669,806
26,828,993	Thrivent Large Cap Value Portfolio	451,660,733
20,701,632	Thrivent Large Cap Stock Portfolio	266,220,923

	Total	1,814,583,138

Fixed Income Mutual Funds (13.5%)
39,062,128	Thrivent High Yield Portfolio	192,685,665
59,558,587	Thrivent Income Portfolio	633,506,824
37,723,658	Thrivent Limited Maturity Bond Portfolio	372,340,054

	Total	1,198,532,543

	Total Affiliated Mutual Funds (cost $2,577,905,280)	3,013,115,681

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
1,009,394	0.674%, 2/25/2036[d,e]	996,978
	Ally Auto Receivables Trust
496,417	0.720%, 5/20/2016	496,521

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Asset-Backed Securities (1.0%) - continued
	ARES CLO, Ltd.
$2,750,000	1.725%, 11/15/2025*,e	$2,748,509
	BA Credit Card Trust
1,750,000	0.555%, 6/15/2021[e]	1,749,094
	Barclays Dryrock Issuance Trust
3,500,000	0.535%, 12/16/2019[e]	3,495,485
	Bayview Opportunity Master Fund Trust
4,106,196	3.721%, 2/28/2035*	4,108,594
	Bayview Opportunity Master Fund Trust IIB, LP
2,136,080	3.228%, 7/28/2034*,f	2,141,466
	Betony CLO, Ltd.
1,260,000	1.772%, 4/15/2027*,e	1,254,510
	Capital One Multi-Asset Execution Trust
2,250,000	0.555%, 1/18/2022[e]	2,251,305
	Chase Issuance Trust
2,400,000	1.590%, 2/18/2020	2,416,958
	Chesapeake Funding, LLC
2,197,271	0.625%, 1/7/2025[d,e]	2,198,304
	Countrywide Asset-Backed Certificates
1,551,104	5.530%, 4/25/2047	1,541,734
	Edlinc Student Loan Funding Trust
104,309	3.180%, 10/1/2025*,e	105,613
	Enterprise Fleet Financing, LLC
2,442,985	1.060%, 3/20/2019[d]	2,446,616
1,317,759	0.870%, 9/20/2019[d]	1,317,773
	FirstEnergy Ohio PIRB Special Purpose Trust
612,958	0.679%, 1/15/2019	612,647
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[d]	1,375,025
	GE Equipment Transportation, LLC
967,297	0.690%, 11/25/2016	967,658
	Golden Credit Card Trust
150,000	0.425%, 2/15/2018[d,e]	149,866
2,000,000	0.605%, 9/15/2018[d,e]	2,003,842
	GoldenTree Loan Opportunities IX, Ltd.
1,400,000	1.829%, 10/29/2026*,e	1,396,123
	Hyundai Floorplan Master Owner Trust
1,890,000	0.525%, 5/15/2018[d,e]	1,890,862
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[d]	1,140,264
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,651,667
5,400,000	3.246%, 12/15/2047	5,575,878
	Morgan Stanley Capital, Inc.
2,938,880	0.324%, 2/25/2037[e]	1,759,748
	Motor plc
298,667	0.674%, 2/15/2021[d]	298,727
1,064,800	0.654%, 8/25/2021[d,e]	1,065,750
	Ohio Phase-In-Recovery Funding, LLC
2,614,031	0.958%, 7/2/2018	2,617,473
	OZLM VIII, Ltd.
1,400,000	1.715%, 10/17/2026*,e	1,396,692
	Race Point IX CLO, Ltd.
3,260,000	1.768%, 4/15/2027*,e	3,253,361
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036[f]	4,569,942
3,668,944	5.580%, 11/25/2036[f]	2,258,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Asset-Backed Securities (1.0%) - continued
	SLM Student Loan Trust
$2,483,216	0.775%, 7/15/2022[d,e]	$2,485,165
432,528	0.775%, 8/15/2022[d,e]	432,909
2,058,690	0.656%, 4/25/2023[d,e]	2,059,499
125,000	1.225%, 5/17/2027[d,e]	125,886
	U.S. Residential Opportunity Fund III Trust
2,271,088	3.721%, 1/27/2035*	2,278,665
	U.S. Small Business Administration
983,839	3.191%, 3/10/2024	1,024,853
	Vericrest Opportunity Loan Transferee
2,971,245	3.375%, 10/25/2058*,f	2,965,600
5,263,339	3.125%, 4/27/2054[d,f]	5,245,565
2,893,070	3.500%, 2/25/2055*,f	2,891,490
	Volvo Financial Equipment, LLC
1,119,821	0.740%, 3/15/2017[d]	1,119,833
2,000,000	0.820%, 4/16/2018[d]	1,996,078
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,400,172
	World Omni Automobile Lease Securitization Trust
2,600,000	1.400%, 2/15/2019	2,617,001
	World Omni Master Owner Trust
150,000	0.525%, 2/15/2018[d,e]	149,933

	Total	94,046,038

Basic Materials (0.2%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	399,349
	ArcelorMittal
1,425,000	6.250%, 3/1/2021[g]	1,514,063
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[d]	574,425
621,000	7.000%, 2/15/2021[d]	572,873
	FMG Resources August 2006 Pty., Ltd.
653,333	6.875%, 2/1/2018[d,g]	640,267
	Freeport-McMoRan, Inc.
1,580,000	2.375%, 3/15/2018	1,572,253
960,000	4.000%, 11/14/2021	936,990
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[d]	932,731
	Hexion US Finance Corporation
1,100,000	8.875%, 2/1/2018	970,750
	Ineos Finance plc
1,100,000	7.500%, 5/1/2020[d]	1,160,500
	LYB International Finance BV
650,000	4.875%, 3/15/2044	698,199
	LyondellBasell Industries NV
1,280,000	6.000%, 11/15/2021	1,504,704
	Sappi Papier Holding GmbH
700,000	6.625%, 4/15/2021[d]	734,125
	Vale Overseas, Ltd.
1,202,000	6.250%, 1/23/2017	1,273,759
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,263,427

	Total	14,748,415

Capital Goods (0.2%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[d]	661,378
	Boeing Company
965,000	3.500%, 3/1/2045	957,290

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Capital Goods (0.2%) - continued
	Brand Energy & Infrastructure Services, Inc.
$625,000	8.500%, 12/1/2021[d]	$585,938
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,102,750
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,482,863
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,197,000
	Ingersoll-Rand Global Holding Company, Ltd.
1,328,000	6.875%, 8/15/2018	1,543,156
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,327,629
	Lockheed Martin Corporation
1,305,000	3.800%, 3/1/2045	1,297,238
	Martin Marietta Materials, Inc.
960,000	1.373%, 6/30/2017[e]	954,692
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,289,544
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[d]	977,904
	Raytheon Company
990,000	4.200%, 12/15/2044	1,060,640
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,138,605
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,284,129
	RSC Equipment Rental, Inc.
1,100,000	8.250%, 2/1/2021	1,188,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	856,526
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	312,987

	Total	19,218,269

Collateralized Mortgage Obligations (1.3%)
	Alm Loan Funding CLO
1,400,000	1.664%, 10/17/2026*,e	1,396,023
	Alternative Loan Trust
1,604,783	6.000%, 6/25/2036	1,475,406
	Apidos CLO XVIII
1,400,000	1.669%, 7/22/2026*,e	1,390,309
	Babson CLO, Ltd.
1,400,000	1.656%, 10/17/2026*,e	1,393,431
	Birchwood Park CLO, Ltd.
1,400,000	1.693%, 7/15/2026*,e	1,396,670
	BlueMountain CLO, Ltd.
1,400,000	1.480%, 10/15/2026*,e	1,394,311
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	1.557%, 7/20/2023*,e	1,397,390
1,400,000	1.733%, 10/15/2026*,e	1,400,585
	Cent CLO 16, LP
1,400,000	1.505%, 8/1/2024*,e	1,390,227
	Cent CLO 22, Ltd.
1,400,000	1.713%, 11/7/2026*,e	1,394,130
	Citigroup Mortgage Loan Trust, Inc.
1,127,003	5.500%, 11/25/2035	1,038,663
	CitiMortgage Alternative Loan Trust
3,785,874	5.750%, 4/25/2037	3,249,931
	Countrywide Alternative Loan Trust
2,593,972	5.141%, 10/25/2035	2,199,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
$1,536,249	6.000%, 4/25/2036	$1,374,009
715,496	6.000%, 1/25/2037	658,572
4,319,599	5.500%, 5/25/2037	3,647,310
3,611,789	7.000%, 10/25/2037	2,597,385
	Countrywide Home Loans, Inc.
1,363,142	5.750%, 4/25/2037	1,254,475
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
418,537	5.500%, 10/25/2021	402,590
1,098,476	6.000%, 10/25/2021	967,402
	Dryden 34 Senior Loan Fund CLO
1,400,000	1.683%, 10/15/2026*,e	1,396,043
	Federal Home Loan Mortgage Corporation
5,397,342	3.000%, 2/15/2033[h]	709,909
	Federal National Mortgage Association
11,334,273	3.500%, 1/25/2033[h]	1,490,482
	First Horizon Alternative Mortgage Securities Trust 2006-FA4
3,402,402	6.000%, 8/25/2036[e]	2,821,306
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	1.745%, 2/20/2027*,e	2,684,706
	GSR Mortgage Loan Trust
1,204,403	0.364%, 8/25/2046[e]	1,160,106
	HomeBanc Mortgage Trust
2,041,471	2.163%, 4/25/2037	1,507,363
	J.P. Morgan Alternative Loan Trust
2,162,402	6.500%, 3/25/2036	1,879,807
	J.P. Morgan Mortgage Trust
778,301	2.582%, 6/25/2036	660,914
345,058	2.522%, 10/25/2036	310,642
4,020,696	0.554%, 1/25/2037[e]	2,623,428
4,454,336	6.250%, 8/25/2037	3,565,353
	Limerock CLO III, LLC
4,500,000	1.759%, 10/20/2026*,e	4,491,960
	Madison Park Funding XIV CLO, Ltd.
1,525,000	1.707%, 7/20/2026*,e	1,522,240
	Magnetite XII, Ltd.
4,425,000	1.817%, 4/15/2027*,e	4,403,012
	MASTR Alternative Loans Trust
803,513	6.500%, 7/25/2034	822,964
2,647,309	0.624%, 12/25/2035[e]	1,417,827
	Merrill Lynch Alternative Note Asset Trust
846,394	6.000%, 3/25/2037	778,399
	Neuberger Berman CLO, Ltd.
1,100,000	1.722%, 8/4/2025*,e	1,095,199
	NZCG Funding CLO, Ltd.
4,500,000	1.821%, 4/27/2027*,c,e	4,500,000
	Oak Hill Advisors Residential Loan Trust
4,500,000	3.475%, 1/25/2055*,f	4,499,685
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	1.675%, 8/12/2026*,e	1,396,731
	OHA Loan Funding 2014-1, Ltd.
4,500,000	1.762%, 10/20/2026*,e	4,491,253
	RALI Trust
9,193,450	0.354%, 11/25/2036[e]	6,625,545
	Residential Asset Securitization Trust
3,716,896	0.554%, 8/25/2037[e]	1,343,784
	Sequoia Mortgage Trust
3,514,229	2.743%, 9/20/2046	2,750,538

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	Shackleton 2015-VII CLO, Ltd.
$4,500,000	1.713%, 4/15/2027*,c,e	$4,500,000
	Symphony CLO XV, Ltd.
4,500,000	1.653%, 10/17/2026*,e	4,475,248
	Symphony CLO, Ltd.
1,400,000	1.352%, 1/9/2023*,e	1,394,060
	Voya CLO 2014-3, Ltd.
1,400,000	1.676%, 7/25/2026*,e	1,390,075
	WaMu Mortgage Pass Through Certificates
337,670	2.237%, 9/25/2036	303,561
1,181,565	2.258%, 10/25/2036	1,054,581
3,292,028	1.959%, 11/25/2036	2,906,775
3,849,515	1.782%, 1/25/2037	3,265,905

	Total	111,657,262

Commercial Mortgage-Backed Securities (0.6%)
	Banc of America Commercial Mortgage, Inc.
3,600,000	5.782%, 4/10/2049	3,811,831
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,158,391
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.225%, 6/8/2030[d,e]	1,678,942
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,670,686
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,351,676
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
109,922	0.727%, 12/25/2016	110,019
	Federal National Mortgage Association
1,250,000	1.272%, 1/25/2017	1,258,044
	Government National Mortgage Association
13,455	3.214%, 1/16/2040	13,488
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	5,033,769
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	1.122%, 12/15/2028[d,e]	2,300,741
3,650,000	5.885%, 2/12/2049	3,859,390
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,654,903
	LSTAR Commercial Mortgage Trust
1,199,310	1.519%, 1/20/2041[d]	1,199,935
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,823,360
	SCG Trust
1,150,000	1.575%, 11/15/2026[d,e]	1,150,224

	Total	48,075,399

Communications Services (0.6%)
	21st Century Fox America, Inc.
1,250,000	6.900%, 3/1/2019	1,479,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Communications Services (0.6%) - continued
	AMC Networks, Inc.
$1,100,000	4.750%, 12/15/2022	$1,095,182
	America Movil SAB de CV
1,125,000	1.268%, 9/12/2016[e]	1,129,394
1,039,000	5.000%, 10/16/2019	1,167,930
	American Tower Corporation
672,000	7.000%, 10/15/2017	756,838
1,240,000	3.450%, 9/15/2021	1,265,750
	AT&T, Inc.
1,212,000	3.875%, 8/15/2021	1,283,982
1,300,000	5.550%, 8/15/2041	1,462,028
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[d]	1,147,542
	CBS Corporation
665,000	2.300%, 8/15/2019	665,101
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,175,625
	CenturyLink, Inc.
1,000,000	6.450%, 6/15/2021	1,078,750
	Cequel Communications Escrow I, LLC
1,440,000	6.375%, 9/15/2020[d]	1,517,400
	Columbus International, Inc.
1,470,000	7.375%, 3/30/2021[d]	1,545,337
	Comcast Corporation
539,000	4.650%, 7/15/2042	600,818
878,000	4.750%, 3/1/2044	1,010,283
	Cox Communications, Inc.
672,000	9.375%, 1/15/2019[d]	847,055
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[d]	562,680
	Digicel, Ltd.
1,490,000	6.000%, 4/15/2021[d]	1,415,500
	DIRECTV Holdings, LLC
707,000	5.875%, 10/1/2019	814,416
480,000	4.450%, 4/1/2024	512,636
1,300,000	6.350%, 3/15/2040	1,538,480
	Equinix, Inc.
970,000	5.750%, 1/1/2025	1,011,225
	Frontier Communications Corporation
950,000	6.875%, 1/15/2025	940,500
	Hughes Satellite Systems Corporation
1,100,000	6.500%, 6/15/2019	1,193,500
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,140,150
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,192,125
	Numericable-SFR
1,470,000	6.000%, 5/15/2022[d]	1,488,375
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[d]	1,038,271
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,393,000
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,157,666
660,000	7.045%, 6/20/2036	911,671
	Time Warner Cable, Inc.
1,650,000	8.250%, 4/1/2019	2,018,181
960,000	6.550%, 5/1/2037	1,205,613
	Time Warner, Inc.
975,000	6.250%, 3/29/2041	1,258,308
	T-Mobile USA, Inc.
1,470,000	6.125%, 1/15/2022	1,515,937

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Communications Services (0.6%) - continued
	Unitymedia Hessen GmbH & Company KG
$725,000	5.500%, 1/15/2023[d]	$758,567
	UPCB Finance V, Ltd.
1,100,000	7.250%, 11/15/2021[d]	1,183,875
	Verizon Communications, Inc.
945,000	1.041%, 6/17/2019[e]	952,312
326,000	2.625%, 2/21/2020	331,659
1,985,000	3.000%, 11/1/2021	2,024,597
1,280,000	5.150%, 9/15/2023	1,467,500
89,000	6.400%, 9/15/2033	111,084
650,000	5.050%, 3/15/2034	705,795
1,165,000	4.272%, 1/15/2036[d]	1,156,095
304,000	6.550%, 9/15/2043	395,856
1,455,000	4.522%, 9/15/2048[d]	1,448,403
	West Corporation
1,470,000	5.375%, 7/15/2022[d]	1,436,925
	Wind Acquisition Finance SA
925,000	4.750%, 7/15/2020[d]	927,313

	Total	54,436,416

Consumer Cyclical (0.3%)
	Alibaba Group Holding, Ltd.
1,325,000	2.500%, 11/28/2019[d]	1,325,456
	Chrysler Group, LLC
1,115,000	8.000%, 6/15/2019	1,169,356
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,094,500
	Ford Motor Company
625,000	7.450%, 7/16/2031	862,869
	Ford Motor Credit Company, LLC
874,000	5.000%, 5/15/2018	953,068
1,350,000	2.597%, 11/4/2019	1,367,798
	General Motors Company
1,236,000	6.250%, 10/2/2043	1,514,177
	General Motors Financial Company, Inc.
1,100,000	3.250%, 5/15/2018	1,120,625
990,000	4.000%, 1/15/2025	1,009,717
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,501,625
	Hilton Worldwide Finance, LLC
1,465,000	5.625%, 10/15/2021	1,541,912
	Home Depot, Inc.
720,000	4.875%, 2/15/2044	860,887
	Hyundai Capital America
1,072,000	1.450%, 2/6/2017[d]	1,073,186
500,000	2.000%, 3/19/2018[d]	508,010
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[d]	1,157,750
	KB Home
615,000	4.750%, 5/15/2019	601,163
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,210,000
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,116,500
	Macy’s Retail Holdings, Inc.
419,000	4.375%, 9/1/2023	461,377
1,075,000	3.625%, 6/1/2024[g]	1,116,980
	MGM Resorts International
1,470,000	6.000%, 3/15/2023	1,510,425
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,540,625
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	716,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Consumer Cyclical (0.3%) - continued
$609,000	4.000%, 12/31/2018	$625,747
	TRW Automotive, Inc.
860,000	7.250%, 3/15/2017[d]	940,625
	United Rentals, Inc.
1,470,000	5.500%, 7/15/2025	1,497,563
	Walgreens Boots Alliance, Inc.
825,000	2.700%, 11/18/2019	842,818

	Total	29,240,859

Consumer Non-Cyclical (0.6%)
	Actavis Funding SCS
325,000	3.450%, 3/15/2022	332,890
960,000	4.550%, 3/15/2035	1,000,625
1,320,000	4.850%, 6/15/2044	1,402,045
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,048,688
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	851,748
1,300,000	4.125%, 10/1/2023	1,376,907
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,182,953
	CareFusion Corporation
1,002,000	6.375%, 8/1/2019	1,171,470
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,166,000
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	536,569
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022[d]	1,416,713
	Coventry Health Care, Inc.
1,158,000	5.950%, 3/15/2017	1,265,143
	CVS Health Corporation
400,000	2.250%, 8/12/2019	406,175
652,000	6.125%, 9/15/2039	851,168
	EMD Finance, LLC
880,000	0.619%, 3/17/2017[d,e]	879,652
1,280,000	2.950%, 3/19/2022[d]	1,295,011
	Endo Finance LLC & Endo Finco, Inc.
1,100,000	7.000%, 7/15/2019[d]	1,146,750
	Envision Healthcare Corporation
1,450,000	5.125%, 7/1/2022[d]	1,482,625
	Forest Laboratories, Inc.
1,500,000	4.375%, 2/1/2019[d]	1,606,794
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[d]	1,210,000
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,489,757
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[d]	1,558,751
	JBS Finance II, Ltd.
1,470,000	8.250%, 1/29/2018*	1,518,951
	Kraft Foods Group, Inc.
1,330,000	5.000%, 6/4/2042	1,471,810
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	623,882
1,350,000	4.700%, 2/1/2045	1,389,550
	Lorillard Tobacco Company
800,000	2.300%, 8/21/2017[g]	807,798
	McKesson Corporation
650,000	3.796%, 3/15/2024	685,809
825,000	4.883%, 3/15/2044	946,778

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Medco Health Solutions, Inc.
$1,400,000	7.125%, 3/15/2018	$1,611,607
	Medtronic, Inc.
1,475,000	4.375%, 3/15/2035[d]	1,603,978
	Merck & Company, Inc.
660,000	0.631%, 2/10/2020[e]	662,661
330,000	3.700%, 2/10/2045	331,561
	Mondelez International, Inc.
672,000	0.775%, 2/1/2019[e]	665,951
	Mylan, Inc.
800,000	7.875%, 7/15/2020[d]	845,209
	Ortho-Clinical Diagnostics, Inc.
1,500,000	6.625%, 5/15/2022[d]	1,331,250
	Pernod Ricard SA
632,000	2.950%, 1/15/2017[d]	650,051
640,000	5.750%, 4/7/2021[d]	742,702
	Safeway, Inc.
62,000	3.400%, 12/1/2016	61,845
	Spectrum Brands Escrow Corporation
1,100,000	6.375%, 11/15/2020	1,166,000
	Sysco Corporation
480,000	2.350%, 10/2/2019	491,100
320,000	4.350%, 10/2/2034	336,181
	Tenet Healthcare Corporation
1,470,000	8.125%, 4/1/2022	1,620,675
	Tyson Foods, Inc.
756,000	4.500%, 6/15/2022	834,096
	UnitedHealth Group, Inc.
400,000	2.875%, 12/15/2021	410,630
	Whirlpool Corporation
825,000	1.650%, 11/1/2017	830,270
	WM Wrigley Jr. Company
760,000	2.000%, 10/20/2017[d]	768,233
	Zimmer Holdings, Inc.
630,000	2.000%, 4/1/2018	635,039
960,000	4.450%, 8/15/2045	994,253

	Total	48,716,304

Energy (0.8%)
	Antero Resources Corporation
1,855,000	5.125%, 12/1/2022[g]	1,780,800
	Boardwalk Pipelines, Ltd.
1,140,000	5.875%, 11/15/2016	1,196,863
	Bonanza Creek Energy, Inc.
1,877,000	6.750%, 4/15/2021	1,825,383
	BP Capital Markets plc
640,000	3.062%, 3/17/2022	651,091
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,181,565
	Calumet Specialty Products Partners, LP
1,470,000	6.500%, 4/15/2021[d]	1,425,900
	Chaparral Energy, Inc.
2,250,000	7.625%, 11/15/2022	1,507,500
	Chesapeake Energy Corporation
1,485,000	4.875%, 4/15/2022[g]	1,392,188
	CNOOC Nexen Finance
983,000	1.625%, 4/30/2017	980,729
	CNPC General Capital, Ltd.
668,000	1.450%, 4/16/2016[d]	667,802
668,000	2.750%, 4/19/2017[d]	679,835
	Concho Resources, Inc.
2,586,432	5.500%, 10/1/2022	2,605,830
560,000	5.500%, 4/1/2023	564,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Energy (0.8%) - continued
	Continental Resources, Inc.
$1,286,000	5.000%, 9/15/2022	$1,268,317
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	780,813
	El Paso, LLC
870,000	7.800%, 8/1/2031	1,065,657
	Enbridge, Inc.
1,341,000	0.712%, 6/2/2017[e]	1,324,117
	Energy Transfer Partners, LP
970,000	4.900%, 3/15/2035	963,454
	Energy XXI Gulf Coast, Inc.
1,115,000	11.000%, 3/15/2020[d]	1,060,644
	Enterprise Products Operating, LLC
1,280,000	2.550%, 10/15/2019	1,297,142
	EQT Corporation
659,000	5.150%, 3/1/2018	706,302
770,000	8.125%, 6/1/2019	919,860
	Halcon Resources Corporation
2,600,000	8.875%, 5/15/2021[g]	1,807,000
	Hess Corporation
1,210,000	8.125%, 2/15/2019	1,452,782
	Hornbeck Offshore Services, Inc.
555,000	5.875%, 4/1/2020	477,300
1,540,000	5.000%, 3/1/2021	1,224,300
	Jones Energy Holdings, LLC
2,605,000	6.750%, 4/1/2022	2,435,675
	Kinder Morgan, Inc.
800,000	5.000%, 2/15/2021[d]	855,043
908,000	5.300%, 12/1/2034	938,038
	Laredo Petroleum, Inc.
1,855,000	5.625%, 1/15/2022[g]	1,799,350
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019[g]	870,131
2,045,000	8.625%, 4/15/2020	1,743,362
	Magellan Midstream Partners, LP
320,000	4.200%, 3/15/2045	309,995
	Marathon Petroleum Corporation
320,000	3.625%, 9/15/2024	323,647
640,000	4.750%, 9/15/2044	651,303
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[d]	1,017,500
2,010,000	7.000%, 3/31/2024[d]	1,894,425
	Memorial Production Partners, LP
1,765,000	7.625%, 5/1/2021	1,606,150
	NiSource Finance Corporation
660,000	4.800%, 2/15/2044	741,983
975,000	5.650%, 2/1/2045	1,243,551
	Noble Holding International, Ltd.
640,000	6.950%, 4/1/2045	606,634
	Oasis Petroleum, Inc.
1,300,000	6.500%, 11/1/2021	1,241,500
740,000	6.875%, 3/15/2022	721,500
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019[g]	627,000
1,485,000	7.125%, 4/1/2023	842,738
	Pacific Drilling SA
2,230,000	5.375%, 6/1/2020[d]	1,784,000
	Petroleos Mexicanos
800,000	2.378%, 4/15/2025	814,009
970,000	5.625%, 1/23/2046[d]	984,550
	Plains All American Pipeline, LP
1,140,000	3.600%, 11/1/2024	1,144,557
	Precision Drilling Corporation
1,490,000	5.250%, 11/15/2024[d]	1,244,150

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Energy (0.8%) - continued
	Range Resources Corporation
$1,860,000	5.000%, 3/15/2023[g]	$1,850,700
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,528,800
	Rice Energy, Inc.
1,860,000	7.250%, 5/1/2023[d]	1,860,000
	Rosetta Resources, Inc.
1,860,000	5.875%, 6/1/2024	1,729,800
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025[d]	1,413,913
	Sinopec Capital 2013, Ltd.
1,120,000	1.250%, 4/24/2016[d]	1,118,453
	Southwestern Energy Company
825,000	7.500%, 2/1/2018	931,915
	Spectra Energy Partners, LP
640,000	4.500%, 3/15/2045	649,601
	Suncor Energy, Inc.
704,000	6.100%, 6/1/2018	793,039
990,000	3.600%, 12/1/2024[g]	1,009,877
	Valero Energy Corporation
960,000	4.900%, 3/15/2045	992,486
	Whiting Petroleum Corporation
2,040,000	5.750%, 3/15/2021	2,024,700
	Williams Companies, Inc.
633,000	3.700%, 1/15/2023	585,146

	Total	73,736,539

Financials (1.5%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	633,344
	Air Lease Corporation
800,000	2.125%, 1/15/2018	796,000
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	949,200
	American Express Credit Corporation
945,000	0.820%, 3/18/2019[e]	944,550
	American International Group, Inc.
525,000	2.300%, 7/16/2019	532,786
1,310,000	3.875%, 1/15/2035	1,316,554
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[d]	620,955
	Banco Santander Chile
1,200,000	1.152%, 4/11/2017[d,e]	1,196,416
	Bank of America Corporation
1,325,000	1.335%, 3/22/2018[e]	1,340,085
840,000	1.125%, 4/1/2019[e]	844,918
1,280,000	3.300%, 1/11/2023	1,296,690
640,000	4.000%, 4/1/2024	680,778
965,000	4.000%, 1/22/2025	972,810
718,000	5.875%, 2/7/2042	913,397
1,236,000	8.000%, 12/29/2049[i]	1,320,975
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[d]	537,757
	Barclays Bank plc
970,000	10.179%, 6/12/2021[d]	1,326,931
	Barclays plc
990,000	2.750%, 11/8/2019	999,754
	BB&T Corporation
560,000	0.950%, 1/15/2020[e]	561,661
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[d]	1,188,555
	BioMed Realty, LP
960,000	2.625%, 5/1/2019	967,952
	BNP Paribas SA
1,294,000	2.375%, 9/14/2017	1,319,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Financials (1.5%) - continued
	BPCE SA
$960,000	5.700%, 10/22/2023[d]	$1,061,706
	Caisse Centrale Desjardins du Quebec
780,000	0.918%, 1/29/2018[d,e]	779,882
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,308,376
820,000	2.450%, 4/24/2019	829,751
	Citigroup, Inc.
798,000	6.000%, 8/15/2017	877,772
700,000	1.021%, 4/8/2019[e]	699,724
1,216,000	8.500%, 5/22/2019	1,514,381
850,000	4.050%, 7/30/2022	891,716
1,320,000	3.750%, 6/16/2024	1,379,614
	CoBank ACB
495,000	0.871%, 6/15/2022*,e	465,589
	Compass Bank
920,000	2.750%, 9/29/2019	933,300
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
795,000	3.950%, 11/9/2022	822,986
	Credit Agricole SA
820,000	1.053%, 4/15/2019[d,e]	825,910
	Credit Suisse AG
808,000	5.400%, 1/14/2020	910,754
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,168,750
	DDR Corporation
1,390,000	9.625%, 3/15/2016	1,499,232
	Denali Borrower, LLC
1,470,000	5.625%, 10/15/2020[d]	1,553,790
	Deutsche Bank AG
1,110,000	1.350%, 5/30/2017	1,108,962
	Discover Bank
800,000	8.700%, 11/18/2019	985,342
	Discover Financial Services
640,000	6.450%, 6/12/2017	705,114
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[d]	1,644,102
	Duke Realty, LP
330,000	3.875%, 2/15/2021	348,272
990,000	4.375%, 6/15/2022	1,063,216
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,242,915
1,195,000	2.125%, 10/15/2021	1,223,256
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,060,507
530,000	2.875%, 10/1/2021	537,187
	General Electric Capital Corporation
2,240,000	3.100%, 1/9/2023	2,307,162
840,000	1.271%, 3/15/2023[e]	850,794
1,319,000	6.750%, 3/15/2032	1,824,374
	Genworth Financial, Inc.
890,000	7.700%, 6/15/2020	945,625
	Goldman Sachs Group, Inc.
840,000	1.455%, 4/30/2018[e]	851,653
620,000	1.357%, 11/15/2018[e]	626,772
925,000	7.500%, 2/15/2019	1,103,970
1,150,000	2.550%, 10/23/2019	1,165,985
1,220,000	5.375%, 3/15/2020	1,384,402
780,000	1.417%, 4/23/2020[e]	789,915
1,250,000	5.250%, 7/27/2021	1,421,519
1,625,000	3.500%, 1/23/2025	1,653,525

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Financials (1.5%) - continued
	Hartford Financial Services Group, Inc.
$841,000	4.000%, 10/15/2017	$895,544
760,000	5.125%, 4/15/2022	866,034
	HBOS plc
1,002,000	6.750%, 5/21/2018[d]	1,121,072
	HCP, Inc.
660,000	3.400%, 2/1/2025	643,832
	Health Care REIT, Inc.
300,000	2.250%, 3/15/2018	304,076
	HSBC Bank plc
1,765,000	0.897%, 5/15/2018[d,e]	1,773,115
	HSBC Holdings plc
665,000	5.250%, 3/14/2044	757,186
995,000	6.375%, 3/29/2049[i]	1,017,388
	HSBC USA, Inc.
930,000	1.625%, 1/16/2018	930,023
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	310,039
	Icahn Enterprises, LP
1,430,000	6.000%, 8/1/2020	1,485,484
	ING Bank NV
960,000	4.125%, 11/21/2023	993,456
	ING Capital Funding Trust III
1,015,000	3.875%, 12/29/2049[e,i]	1,004,850
	International Lease Finance Corporation
1,060,000	2.221%, 6/15/2016[e]	1,060,000
	Intesa Sanpaolo SPA
480,000	3.875%, 1/16/2018	503,607
1,000,000	3.875%, 1/15/2019	1,054,689
	J.P. Morgan Chase & Company
1,617,000	2.000%, 8/15/2017	1,640,962
687,000	1.800%, 1/25/2018	692,182
1,215,000	6.300%, 4/23/2019	1,411,388
625,000	2.250%, 1/23/2020	626,339
320,000	3.200%, 1/25/2023	325,325
1,320,000	3.625%, 5/13/2024	1,372,523
610,000	3.875%, 9/10/2024	625,793
1,400,000	3.125%, 1/23/2025	1,404,106
1,215,000	7.900%, 4/29/2049[i]	1,307,644
	Kookmin Bank
1,110,000	1.131%, 1/27/2017[d,e]	1,116,449
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[d]	322,555
316,000	6.500%, 5/1/2042[d]	404,998
	Liberty Property, LP
960,000	3.750%, 4/1/2025	970,237
	Lloyds Bank plc
885,000	0.791%, 3/16/2018[e]	886,538
	Lloyds Banking Group plc
1,002,000	5.920%, 9/29/2049[d,i]	1,012,020
	Merrill Lynch & Company, Inc.
2,240,000	6.050%, 5/16/2016	2,351,391
895,000	6.400%, 8/28/2017	991,953
	MetLife, Inc.
800,000	1.903%, 12/15/2017	805,774
1,300,000	4.050%, 3/1/2045	1,346,303
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[d]	962,787
	Morgan Stanley
860,000	6.250%, 8/28/2017	950,052
1,865,000	6.625%, 4/1/2018	2,121,162
560,000	1.536%, 4/25/2018[e]	568,911
780,000	1.396%, 1/27/2020[e]	791,664

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Financials (1.5%) - continued
$670,000	4.875%, 11/1/2022	$731,749
1,120,000	4.100%, 5/22/2023	1,165,596
815,000	4.300%, 1/27/2045	844,525
800,000	5.550%, 12/29/2049[i]	808,000
	National City Corporation
975,000	6.875%, 5/15/2019	1,150,421
	Prologis, LP
1,216,000	7.375%, 10/30/2019	1,464,926
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	535,798
	Realty Income Corporation
302,000	2.000%, 1/31/2018	304,822
	Regions Bank
344,000	7.500%, 5/15/2018	399,842
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	539,189
990,000	5.000%, 6/1/2021	1,107,225
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019 [d]	669,019
	Royal Bank of Canada
1,120,000	2.200%, 7/27/2018	1,143,605
	Royal Bank of Scotland Group plc
835,000	1.213%, 3/31/2017[e]	838,110
2,190,000	5.125%, 5/28/2024	2,297,553
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	803,644
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[d]	1,040,785
	SLM Corporation
480,000	3.875%, 9/10/2015	483,442
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[d]	1,636,623
	Sumitomo Mitsui Banking Corporation
1,755,000	1.300%, 1/10/2017[g]	1,754,428
930,000	0.834%, 1/16/2018[e]	932,545
	Suncorp-Metway, Ltd.
1,120,000	0.973%, 3/28/2017[d,e]	1,121,422
	Svenska Handelsbanken AB
890,000	1.625%, 3/21/2018	893,880
1,190,000	0.761%, 6/17/2019[e]	1,190,388
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[d,i]	787,500
	Synchrony Financial
560,000	3.000%, 8/15/2019	572,156
520,000	1.485%, 2/3/2020[e]	522,412
600,000	3.750%, 8/15/2021	622,202
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	389,633
	USB Realty Corporation
535,000	1.400%, 12/29/2049[d,e,i]	486,850
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,222,691
	WEA Finance, LLC
1,060,000	1.750%, 9/15/2017[d]	1,065,471
	Wells Fargo & Company
780,000	0.935%, 1/30/2020[e]	784,032
1,280,000	3.450%, 2/13/2023	1,309,702
1,320,000	3.000%, 2/19/2025	1,325,676

	Total	136,304,191

Foreign Government (0.1%)
	Eksportfinans ASA
548,000	5.500%, 5/25/2016	568,769

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Foreign Government (0.1%) - continued
	Export-Import Bank of Korea
$765,000	2.250%, 1/21/2020	$772,365
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[d]	1,268,725
	Mexico Government International Bond
825,000	4.600%, 1/23/2046	843,563
	Petroleos Mexicanos
650,000	3.500%, 1/30/2023	634,725

	Total	4,088,147

Mortgage-Backed Securities (8.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
50,495,000	3.000%, 4/1/2030[c]	52,869,840
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,290,005	1.960%, 6/1/2043[e]	6,506,307
48,845,000	4.000%, 4/1/2045[c]	52,172,566
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
73,925,000	3.500%, 5/1/2029[c]	78,311,698
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,729,817	2.073%, 1/1/2043[e]	5,965,743
9,790,521	2.059%, 3/1/2043[e]	10,196,503
9,447,990	1.731%, 7/1/2043[e]	9,713,335
10,289,517	2.019%, 7/1/2043[e]	10,663,748
9,565,618	2.085%, 8/1/2043[e]	9,928,140
152,400,000	3.500%, 4/1/2045[c]	160,067,625
153,932,500	4.000%, 4/1/2045[c]	164,587,523
137,194,000	4.500%, 5/1/2045[c]	149,294,992

	Total	710,278,020

Technology (0.1%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	520,379
	Apple, Inc.
1,350,000	3.450%, 2/9/2045	1,281,473
	Baidu, Inc.
1,000,000	2.750%, 6/9/2019	1,010,352
	EMC Corporation
1,106,000	1.875%, 6/1/2018	1,118,929
	Fidelity National Information Services, Inc.
1,169,000	1.450%, 6/5/2017	1,168,038
	First Data Corporation
1,100,000	7.375%, 6/15/2019[d]	1,149,500
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[d]	1,600,462
	Hewlett-Packard Company
1,120,000	5.400%, 3/1/2017	1,208,156
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,157,750
	Micron Semiconductor Asia Pte, Ltd.
480,000	1.258%, 1/15/2019	478,971
	Tyco Electronics Group SA
1,254,000	6.550%, 10/1/2017	1,405,895

	Total	12,099,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Transportation (0.2%)
	Air Canada Pass Through Trust
$530,000	3.875%, 3/15/2023[d]	$528,675
	American Airlines Pass Through Trust
1,635,000	3.375%, 5/1/2027	1,645,301
	Avis Budget Car Rental, LLC
1,475,000	5.125%, 6/1/2022[d]	1,489,721
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,537,921
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	560,674
480,000	5.750%, 3/15/2033	587,614
	Continental Airlines, Inc.
745,568	4.150%, 4/11/2024	786,575
	CSX Corporation
532,000	3.700%, 11/1/2023	568,167
	Delta Air Lines, Inc.
1,082,000	6.750%, 5/23/2017	1,118,518
406,963	4.950%, 5/23/2019	436,976
129,725	4.750%, 5/7/2020	139,299
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[d]	302,510
985,000	4.500%, 2/15/2045[d]	996,491
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,676,733
	Korea Expressway Corporation
960,000	1.625%, 4/28/2017[d]	958,261
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,099,471
	Union Pacific Corporation
1,335,000	3.875%, 2/1/2055	1,302,270
	Virgin Australia Holdings, Ltd.
382,278	5.000%, 10/23/2023[d]	400,933

	Total	16,136,110

U.S. Government and Agencies (6.7%)
	Federal National Mortgage Association
2,290,000	0.875%, 5/21/2018	2,284,559
3,640,000	1.625%, 1/21/2020	3,665,141
3,535,000	2.625%, 9/6/2024	3,662,578
540,000	6.250%, 5/15/2029	774,190
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	680,886
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,482,638
2,975,000	4.375%, 5/15/2040	4,019,737
66,460,000	3.000%, 5/15/2042	72,503,739
	U.S. Treasury Bonds, TIPS
4,289,422	0.125%, 4/15/2019	4,368,845
130,204	2.375%, 1/15/2025	157,812
91,923	2.125%, 2/15/2040	122,724
982,718	0.750%, 2/15/2042	993,774
	U.S. Treasury Notes
30,000,000	0.625%, 10/15/2016	30,079,680
105,715,000	0.875%, 11/15/2017	105,995,779
110,820,000	1.500%, 10/31/2019	111,694,481
43,230,000	1.875%, 6/30/2020	44,222,950
1,000,000	2.125%, 9/30/2021	1,028,750
6,910,000	1.625%, 8/15/2022	6,854,395
64,600,000	2.250%, 11/15/2024	66,411,836
50,250,000	3.625%, 2/15/2044	61,442,384
	U.S. Treasury Notes, TIPS
30,739,568	0.125%, 4/15/2018	31,359,155
795,202	0.125%, 1/15/2022	801,725

Principal Amount	Long-Term Fixed Income (22.6%)	Value
U.S. Government and Agencies (6.7%) - continued
$34,333,898	0.125%, 1/15/2023	$34,481,431

	Total	594,089,189

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,221,000
	American Electric Power Company, Inc.
1,061,000	2.950%, 12/15/2022	1,069,776
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	679,545
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	502,168
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,470,000
	Commonwealth Edison Company
480,000	6.950%, 7/15/2018	555,116
1,300,000	3.700%, 3/1/2045	1,319,269
	Consolidated Edison Company of New York, Inc.
815,000	4.450%, 3/15/2044	906,217
	DTE Electric Company
965,000	3.700%, 3/15/2045	984,654
	DTE Energy Company
265,000	2.400%, 12/1/2019	269,308
	Duke Energy Carolinas, LLC
640,000	3.750%, 6/1/2045	657,693
	Duke Energy Corporation
800,000	0.636%, 4/3/2017[e]	801,742
948,000	2.100%, 6/15/2018	966,136
	Dynegy Finance I, Inc.
800,000	6.750%, 11/1/2019[d]	828,000
	EDP Finance BV
992,000	4.125%, 1/15/2020[d]	1,026,720
	Enel Finance International NV
474,000	6.250%, 9/15/2017[d]	527,545
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	389,665
1,324,000	4.650%, 6/1/2021	1,414,621
	Enterprise Products Operating, LLC
990,000	5.100%, 2/15/2045	1,109,134
650,000	7.034%, 1/15/2068	702,731
	Eversource Energy
565,000	1.600%, 1/15/2018	566,162
465,000	1.450%, 5/1/2018	461,786
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,207,553
505,000	2.950%, 1/15/2020	513,519
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	312,192
975,000	5.300%, 7/1/2043	1,156,152
	MarkWest Energy Partners, LP
1,450,000	4.875%, 12/1/2024	1,482,480
	MidAmerican Energy Holdings Company
700,000	6.500%, 9/15/2037	947,654
	Monongahela Power Company
990,000	5.400%, 12/15/2043[d]	1,213,879
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,831,010
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,138,500
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045[d]	961,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (22.6%)	Value
Utilities (0.4%) - continued
	Pacific Gas & Electric Company
$1,301,000	5.625%, 11/30/2017	$1,437,575
	PG&E Corporation
485,000	2.400%, 3/1/2019	491,135
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	529,508
975,000	5.000%, 3/15/2044	1,152,798
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,869,500
630,000	2.400%, 3/15/2020	636,994
	Southern California Edison Company
375,000	2.400%, 2/1/2022	375,678
	Southwestern Electric Power Company
670,000	3.900%, 4/1/2045	662,584
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,205,639
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	770,805

	Total	38,326,135

	Total Long-Term Fixed Income (cost $1,962,286,148)	2,005,197,198

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%)
50,700	Aaron’s, Inc.	1,435,317
2,000	Accor SA	104,292
60,592	Amazon.com, Inc.[j]	22,546,283
31,100	AutoZone, Inc.[j]	21,215,176
71,900	Barnes & Noble, Inc.[j]	1,707,625
1,100	Bayerische Motoren Werke AG	101,602
35,900	Bed Bath & Beyond, Inc.[j]	2,756,223
5,300	Berkeley Group Holdings plc	207,101
38,600	Best Buy Company, Inc.	1,458,694
7,200	Big Lots, Inc.	345,816
9,300	BorgWarner, Inc.	562,464
1,300	Brembo SPA	53,122
1,600	Bridgestone Corporation	64,064
6,300	Brinker International, Inc.	387,828
38,983	Brunswick Corporation	2,005,675
26,294	Burlington Stores, Inc.[j]	1,562,389
15,850	Carnival Corporation	758,264
31,000	Cato Corporation	1,227,600
108,800	CBS Corporation	6,596,544
12,669	Cedar Fair, LP	727,201
12,800	Cheesecake Factory, Inc.	631,424
2,100	Chiyoda Company, Ltd.	47,291
12,950	Coinstar, Inc.	856,254
377,694	Comcast Corporation	21,328,380
16,008	Core-Mark Holding Company, Inc.	1,029,635
28,989	Del Frisco’s Restaurant Group, Inc.[j]	584,128
142,691	Delphi Automotive plc	11,378,180
9,450	DeVry Education Group, Inc.	315,252
21,050	DISH Network Corporation[j]	1,474,763
20,023	Dollar Tree, Inc.[j]	1,624,766
28,600	EDION Corporation[g]	214,968
6,100	Electrolux ABg	174,267
135,331	Enterprise Inns plc[j]	200,254
123,650	Ford Motor Company	1,995,711
36,400	Gap, Inc.	1,577,212
40,913	G-III Apparel Group, Ltd.[j]	4,608,849
16,000	Gunze, Ltd.	42,762
14,400	Hakuhodo Dy Holdings, Inc.	153,091
18,001	Harman International Industries, Inc.	2,405,474

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%) - continued
8,900	Haseko Corporation	$86,694
2,100	Heiwa Corporation	41,251
28,300	Hilton Worldwide Holdings, Inc.[j]	838,246
158,150	Home Depot, Inc.	17,967,422
14,900	Honda Motor Company, Ltd.	486,380
78,330	Houghton Mifflin Harcourt Company[j]	1,839,188
22,011	Imax Corporation[g,j]	741,991
7,800	Informa plc	65,113
34,736	Jarden Corporation[j]	1,837,534
9,000	JM AB	299,276
30,311	Kate Spade & Company[j]	1,012,084
24,950	Kirkland’s, Inc.[j]	592,563
134,100	Kohl’s Corporation	10,493,325
64,447	Kongsberg Automotive ASA[j]	47,415
170,465	Las Vegas Sands Corporation	9,382,394
34,800	Liberty Interactive Corporation[j]	1,015,812
16,318	Limited Brands, Inc.	1,538,624
6,781	Lithia Motors, Inc.	674,099
174,220	Lowe’s Companies, Inc.	12,960,226
11,000	Luk Fook Holdings International, Ltd.	30,673
76,200	Macy’s, Inc.	4,946,142
18,297	Marriott International, Inc.	1,469,615
4,800	Marriott Vacations Worldwide Corporation	389,040
68,237	MDC Partners, Inc.	1,934,519
28,800	Nautilus, Inc.[j]	439,776
12,000	Newell Rubbermaid, Inc.	468,840
158,150	NIKE, Inc.	15,867,190
11,000	NOK Corporation	330,743
105,930	NutriSystem, Inc.	2,116,481
7,221	O’Reilly Automotive, Inc.[j]	1,561,469
52,697	Oxford Industries, Inc.	3,975,989
17,110	Papa John’s International, Inc.	1,057,569
13,500	Persimmon plc	332,685
600	Porsche Automobil Holding SE	58,757
300	Priceline Group, Inc.[j]	349,245
10,648	PVH Corporation	1,134,651
3,272	Ralph Lauren Corporation	430,268
17,958	Red Robin Gourmet Burgers, Inc.[j]	1,562,346
6,611	Restoration Hardware Holdings, Inc.[g,j]	655,745
700	Rinnai Corporation	51,878
14,839	Ross Stores, Inc.	1,563,437
33,300	Scientific Games Corporation[g,j]	348,651
11,750	Scripps Networks Interactive, Inc.	805,580
2,100	Shake Shack, Inc.[j]	105,105
13,095	Skechers USA, Inc.[j]	941,661
15,619	Slater & Gordon, Ltd.[k]	89,826
10,412	Slater & Gordon, Ltd. Rights[j,k]	1
31,079	Stage Stores, Inc.	712,331
221,750	Starbucks Corporation	20,999,725
14,585	Starwood Hotels & Resorts Worldwide, Inc.	1,217,848
15,100	Sumitomo Forestry Company, Ltd.	164,877
3,400	Sumitomo Rubber Industries, Ltd.	62,673
1,600	Suzuki Motor Corporation	48,055
88,200	Target Corporation	7,238,574
19,644	Tenneco, Inc.[j]	1,127,959
49,760	Time Warner Cable, Inc.	7,458,029
25,150	Time, Inc.	564,366
36,644	Toll Brothers, Inc.[j]	1,441,575
14,150	Tower International, Inc.[j]	376,390
8,757	Tractor Supply Company	744,870
123,286	Tuesday Morning Corporation[g,j]	1,984,905
15,900	UBM plc	124,528
18,652	Ulta Salon Cosmetics & Fragrance, Inc.[j]	2,813,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%) - continued
9,883	Under Armour, Inc.[j]	$798,052
11,751	Vail Resorts, Inc.	1,215,288
1,153	Valora Holding AG	257,089
13,182	VF Corporation	992,736
4,000	Wacoal Holdings Corporation	44,960
8,400	WH Smith plc	161,400
4,000	Wolters Kluwer NV	130,618
2,400	WPP plc	54,505
30,350	Wyndham Worldwide Corporation	2,745,765

	Total	274,884,232

Consumer Staples (0.8%)
2,400	AarhusKarlshamn AB	134,730
80,100	Anheuser-Busch InBev NV ADR	9,764,991
56,250	Archer-Daniels-Midland Company	2,666,250
500	Associated British Foods plc	20,866
47,500	Avon Products, Inc.[g]	379,525
9,564	B&G Foods, Inc.	281,469
3,348	Boston Beer Company, Inc.[g,j]	895,255
7,298	Britvic plc	79,231
500	Casino Guichard Perrachon SA	44,273
6,350	Coca-Cola Enterprises, Inc.	280,670
1,175	Cranswick plc	23,931
118,260	CVS Health Corporation	12,205,615
3,900	Fuji Oil Company, Ltd.	62,157
22,550	Hain Celestial Group, Inc.[j]	1,444,327
400	Henkel AG & Company KGaA	41,277
500	Henkel AG & Company KGaA	58,730
9,400	Ingredion, Inc.	731,508
11,421	J Sainsbury plc	43,827
7,050	Keurig Green Mountain, Inc.	787,697
31,570	Kimberly-Clark Corporation	3,381,463
1,900	KOSE Corporation	104,788
7,600	Kroger Company	582,616
1,372	Leroy Seafood Group ASA	39,933
8,250	Molson Coors Brewing Company	614,212
179,612	Mondelez International, Inc.	6,482,197
14,090	Monster Beverage Corporation[j]	1,949,986
35,416	Philip Morris International, Inc.	2,667,887
10,050	Pilgrim’s Pride Corporation[g]	227,030
27,250	Pinnacle Foods, Inc.	1,112,073
2,593	Reckitt Benckiser Group plc	222,752
224,450	Rite Aid Corporation[j]	1,950,470
7,232	SalMar ASA	103,880
7,300	Suedzucker AGg	89,136
9,200	Swedish Match AB	270,505
64,400	Sysco Corporation	2,429,812
13,879	Tate & Lyle plc	123,013
35,180	TreeHouse Foods, Inc.[j]	2,991,004
33,850	Tyson Foods, Inc.	1,296,455
33,453	United Natural Foods, Inc.[j]	2,577,219
26,900	Walgreens Boots Alliance, Inc.	2,277,892
97,100	Wal-Mart Stores, Inc.	7,986,475
38,600	WhiteWave Foods Company[j]	1,711,524
28,443	Whole Foods Market, Inc.	1,481,311

	Total	72,619,962

Energy (3.4%)
62,607	BW Offshore, Ltd.	43,231
108,450	Cabot Oil & Gas Corporation	3,202,528
325,146	Cameron International Corporation[j]	14,670,588
307,350	Canadian Natural Resources, Ltd.	9,438,718
16,050	Chesapeake Energy Corporation[g]	227,268
99,700	Chevron Corporation	10,466,506
1,770	Cimarex Energy Company	203,709
1,163,691	Cobalt International Energy, Inc.[j]	10,950,332

Shares	Common Stock (22.5%)	Value
Energy (3.4%) - continued
36,300	Comstock Resources, Inc.[g]	$129,591
69,652	Concho Resources, Inc.[j]	8,074,060
6,250	ConocoPhillips	389,125
10,400	Denbury Resources, Inc.[g]	75,816
3,276	Diamondback Energy, Inc.[j]	251,728
1,450	Dril-Quip, Inc.[j]	99,165
1,300	Energen Corporation	85,800
9,280	Ensco plc	195,530
388,424	EOG Resources, Inc.	35,614,597
369,201	EQT Corporation	30,595,687
22,500	ERG SPA	294,429
160,250	Exxon Mobil Corporation	13,621,250
16,700	FMC Technologies, Inc.[j]	618,067
13,100	Green Plains, Inc.	374,005
7,500	Gulfmark Offshore, Inc.	97,800
1,450	Gulfport Energy Corporation[j]	66,569
6,150	Helix Energy Solutions Group, Inc.[j]	92,004
103,600	Helmerich & Payne, Inc.[g]	7,052,052
10,307	HollyFrontier Corporation	415,063
8,300	Hunting plc	60,367
31,100	Kosmos Energy, Ltd.[j]	246,001
23,680	Laredo Petroleum Holdings, Inc.[j]	308,787
554,121	Marathon Oil Corporation	14,468,099
172,050	Marathon Petroleum Corporation	17,616,199
34,680	Market Vectors Oil Service ETF	1,169,063
2,170	National Oilwell Varco, Inc.	108,478
3,500	Newfield Exploration Company[j]	122,815
3,330	Noble Energy, Inc.	162,837
382,814	Oasis Petroleum, Inc.[g,j]	5,443,615
2,670	Oceaneering International, Inc.	143,993
2,400	Oil States International, Inc.[j]	95,448
5,000	Patterson-UTI Energy, Inc.	93,875
736,000	Petroleo Brasileiro SA ADR[g]	4,423,360
15,600	Premier Oil plc	30,341
73,701	Rex Energy Corporation[g,j]	274,168
51,140	Rosetta Resources, Inc.[j]	870,403
446,040	Rowan Companies plc	7,899,368
4,659	Royal Dutch Shell plc	139,018
21,672	Royal Dutch Shell plc, Class B	675,087
35,600	Santos, Ltd.	192,574
186,040	Schlumberger, Ltd.	15,523,178
10,828	SemGroup Corporation	880,750
18,400	Showa Shell Sekiyu KK	168,058
8,741	SM Energy Company	451,735
405,856	Southwestern Energy Company[g,j]	9,411,801
6,125	Statoil ASA	108,299
496,080	Suncor Energy, Inc. ADR	14,510,340
26,950	Superior Energy Services, Inc.	602,063
1,050	Tesoro Corporation	95,854
4,300	Total SA	213,739
428,750	Total SA ADR[g]	21,291,725
121,675	Trinidad Drilling, Ltd.[g]	390,997
31,902	U.S. Silica Holdings, Inc.[g]	1,136,030
2,483,346	Weatherford International, Ltd.[j]	30,545,156
19,350	Western Refining, Inc.	955,696
11,894	Whiting Petroleum Corporation[j]	367,525
16,300	Woodside Petroleum, Ltd.	427,042
3,100	World Fuel Services Corporation	178,188
14,000	WorleyParsons, Ltd.	101,321

	Total	299,248,611

Financials (4.6%)
33,450	ACE, Ltd.	3,729,340
18,201	Affiliated Managers Group, Inc.[j]	3,909,211
9,300	Allianz SE	1,614,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Financials (4.6%) - continued
15,390	Allied World Assurance Company Holdings AG	$621,756
57,317	Allstate Corporation	4,079,251
18,320	American Assets Trust, Inc.	792,890
49,200	American Campus Communities, Inc.	2,109,204
34,900	American Capital Agency Corporation	744,417
56,800	American International Group, Inc.	3,112,072
5,205	Ameriprise Financial, Inc.	681,022
45,865	Amlin plc	343,471
17,755	Argo Group International Holdings, Ltd.	890,413
8,550	Assurant, Inc.	525,056
46,840	Assured Guaranty, Ltd.	1,236,108
6,900	Banco Santander SA	51,725
21,500	Bank Hapoalim, Ltd.	103,380
704,670	Bank of America Corporation	10,844,871
15,000	Bank of Kyoto, Ltd.	157,214
20,300	Bank of Queensland, Ltd.	212,719
31,927	Bank of the Ozarks, Inc.	1,179,064
42,000	Bank of Yokohama, Ltd.	245,979
12,700	Banner Corporation	582,930
60,470	BBCN Bancorp, Inc.	875,001
63,450	Berkshire Hathaway, Inc.[j]	9,157,104
29,000	BinckBank NV	235,641
105,700	Blackstone Group, LP	4,110,673
1,100	Bolsas y Mercados Espanoles SA	48,986
23,450	Boston Private Financial Holdings, Inc.	284,917
24,800	Brixmor Property Group, Inc.	658,440
8,100	Camden Property Trust	632,853
34,100	Capitacommercial Trust[j]	43,894
97,000	Capital One Financial Corporation	7,645,540
10,800	Capital Shopping Centres Group plc	55,679
27,600	CBL & Associates Properties, Inc.	546,480
9,450	CBRE Group, Inc.[j]	365,810
137,300	Chambers Street Properties	1,081,924
115,700	Charles Schwab Corporation	3,521,908
24,779	Chesapeake Lodging Trust	838,274
33,000	Cheung Kong Holdings, Ltd.	674,207
10,000	Chiba Bank, Ltd.	73,291
363,907	Citigroup, Inc.	18,748,489
8,789	CNA Financial Corporation	364,128
103,730	CNO Financial Group, Inc.	1,786,231
10,500	CNP Assurances	184,029
127,750	Comerica, Inc.	5,765,357
4,900	Commonwealth Bank of Australia	347,560
50,150	Corporate Office Properties Trust	1,473,407
54,150	Crown Castle International Corporation	4,469,541
13,000	Daishi Bank, Ltd.	45,750
3,500	Daito Trust Construction Company, Ltd.	390,830
18	Daiwa House Residential Investment Corporation	39,271
13,000	Daiwa Securities Group, Inc.	102,335
16,450	DDR Corporation	306,299
2,047	Delta Lloyd NV	38,606
1,300	Deutsche Boerse AG	106,091
21,600	DEXUS Property Group	124,353
8,850	Digital Realty Trust, Inc.	583,746
44,200	Direct Line Insurance Group plc	208,579
36,822	Discover Financial Services	2,074,920
10,652	DnB ASA	170,962
38,600	Duke Realty Corporation	840,322
30,180	Encore Capital Group, Inc.[g,j]	1,255,186
38,619	Essent Group, Ltd.[j]	923,380

Shares	Common Stock (22.5%)	Value
Financials (4.6%) - continued
900	Eurocommercial Properties NV	$41,250
29,728	Evercore Partners, Inc.	1,535,748
9,150	Extra Space Storage, Inc.	618,266
17,102	FelCor Lodging Trust, Inc.	196,502
44,000	First Pacific Company, Ltd.	43,928
48,275	First Republic Bank	2,756,020
25,400	FlexiGroup, Ltd.	66,533
72,000	Fukuoka Financial Group, Inc.	370,259
39,500	Fulton Financial Corporation	487,430
12,350	General Growth Properties, Inc.	364,942
19,150	Government Properties Income Trust	437,578
22,650	Green Dot Corporation[j]	360,588
4,133	Hamborner REIT AG	45,464
116,146	Hanmi Financial Corporation	2,456,488
4,200	Hannover Rueckversicherung SE	434,004
8,650	Hanover Insurance Group, Inc.	627,817
37,300	Hansteen Holdings plc	67,669
32,983	HCC Insurance Holdings, Inc.	1,869,147
171,196	Host Hotels & Resorts, Inc.	3,454,735
200,200	HSBC Holdings plc	1,705,981
9,300	Hufvudstaden ABg	127,531
409,050	Huntington Bancshares, Inc.	4,520,002
2,407	IG Group Holdings plc	25,275
70,053	Intercontinental Exchange, Inc.	16,341,263
43,032	Intermediate Capital Group plc	320,962
191,430	Invesco, Ltd.	7,597,857
49,000	Investec plc	406,382
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,980,190
164,900	iShares iBoxx $ High Yield Corporate Bond ETF	14,941,589
381,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	46,444,536
190,900	iShares Intermediate Credit Bond ETF	21,126,903
7,040	iShares MSCI EAFE Index Fund	451,757
52,457	iShares Russell 2000 Growth Index Fund	7,949,858
35,000	iShares Russell 2000 Index Fund	4,352,250
163,828	J.P. Morgan Chase & Company	9,924,700
12	Japan Prime Realty Investment Corporation	41,324
900	Julius Baer Group, Ltd.[j]	44,985
40,606	Kennedy-Wilson Holdings, Inc.	1,061,441
61,550	KeyCorp	871,548
1,800	L E Lundbergforetagen AB	82,156
23,407	Lazard, Ltd.	1,230,974
70,600	Lexington Realty Trust	693,998
22,400	Liberty Property Trust	799,680
53,500	Link REIT	330,051
7,700	M&T Bank Corporation	977,900
21,400	Man Group plc	64,550
1,345	Mapletree Commercial Trust	1,568
154,900	MasterCard, Inc.	13,381,811
38,700	MBIA, Inc.[j]	359,910
176,420	MetLife, Inc.	8,918,031
5,450	Mid-America Apartment Communities, Inc.	421,121
289,950	Morgan Stanley	10,348,315
2,800	Muenchener Rueckversicherungs-Gesellschaft AG	601,668
31,100	NASDAQ OMX Group, Inc.	1,584,234
2,300	National Australia Bank, Ltd.	67,331
7	Nomura Real Estate Residential Fund, Inc.	38,888
17,000	Northern Trust Corporation	1,184,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Financials (4.6%) - continued
22,400	Old Mutual plc	$73,531
20,577	Oversea-Chinese Banking Corporation, Ltd.	158,451
52,597	PacWest Bancorp	2,466,273
30,190	Parkway Properties, Inc.	523,796
29,110	Pebblebrook Hotel Trust	1,355,653
19,400	Phoenix Group Holdings	233,397
127,050	Progressive Corporation	3,455,760
24,800	Resona Holdings, Inc.	123,077
24,900	Retail Properties of America, Inc.	399,147
13,050	RLJ Lodging Trust	408,596
2,400	Sampo Oyj	121,052
2,100	SCOR SE	70,828
20,900	SEGRO plc	129,061
40,700	Skandinaviska Enskilda Banken AB	475,040
3,650	Sovran Self Storage, Inc.	342,881
446,700	SPDR Euro Stoxx 50 ETF	17,340,894
118,825	SPDR S&P 500 ETF Trust	24,529,045
100	St. Galler Kantonalbank AG	35,527
5,800	Standard Chartered plc	93,941
92,227	Stockland	315,101
47,000	Sumitomo Mitsui Trust Holdings, Inc.	195,242
100,319	Summit Hotel Properties, Inc.	1,411,488
21,475	Sunstone Hotel Investors, Inc.	357,988
25,610	SVB Financial Group[j]	3,253,494
17,300	Swedbank AB	413,015
300	Swiss Life Holding AGj	74,114
9,700	Swiss Re AG	935,642
93,770	Synovus Financial Corporation	2,626,498
15,100	T&D Holdings, Inc.	207,415
1,400	Talanx AG	43,847
20,384	TD Ameritrade Holding Corporation	759,508
50,186	Terreno Realty Corporation	1,144,241
10,450	Texas Capital Bancshares, Inc.[j]	508,393
400	Tryg AS	47,043
26,500	UNIQA Insurance Group AG	239,799
26,919	United Overseas Bank, Ltd.	451,221
1,400	Vastned Retail NV	68,576
221,000	Visa, Inc.	14,455,610
2,600	Wallenstam AB	42,936
22,200	Wells Fargo & Company	1,207,680
76,876	Western Alliance Bancorp[j]	2,278,605
43,500	Western Asset Mortgage Capital
	Corporation[g]	655,980
25,141	Westpac Banking Corporation	751,491
10,950	Weyerhaeuser Company	362,992
57,667	Zions Bancorporation	1,557,009
4,500	Zurich Insurance Group AGj	1,521,010

	Total	405,745,541

Health Care (3.2%)
5,900	Abaxis, Inc.[g]	378,249
374,580	Abbott Laboratories	17,354,291
28,940	Acadia Healthcare Company, Inc.[j]	2,072,104
9,500	Acceleron Pharma, Inc.[j]	361,570
60,930	Acorda Therapeutics, Inc.[j]	2,027,750
78,997	Actavis plc[j]	23,511,087
61,450	Aetna, Inc.	6,546,268
93,850	Affymetrix, Inc.[g,j]	1,178,756
65,240	Akorn, Inc.[g,j]	3,099,552
79,300	Alexion Pharmaceuticals, Inc.[j]	13,742,690
36,401	Align Technology, Inc.[j]	1,957,828
48,350	Allscripts Healthcare Solutions, Inc.[j]	578,266
12,388	AmerisourceBergen Corporation	1,408,144
48,500	Amgen, Inc.	7,752,725
96,805	AMN Healthcare Services, Inc.[j]	2,233,291

Shares	Common Stock (22.5%)	Value
Health Care (3.2%) - continued
15,959	Anacor Pharmaceuticals, Inc.[j]	$923,228
101,500	Baxter International, Inc.	6,952,750
13,966	BioMarin Pharmaceutical, Inc.[j]	1,740,443
317,650	Boston Scientific Corporation[j]	5,638,287
17,350	Bruker Corporation[j]	320,455
7,001	C.R. Bard, Inc.	1,171,617
72,900	Cambrex Corporation[j]	2,889,027
16,300	Cardinal Health, Inc.	1,471,401
38,175	Cardiovascular Systems, Inc.[j]	1,490,352
282,536	Catamaran Corporation[j]	16,822,193
66,436	Centene Corporation[j]	4,696,361
248,990	Cerner Corporation[j]	18,241,007
8,150	Charles River Laboratories International, Inc.[j]	646,214
4,083	Cooper Companies, Inc.	765,236
15,167	Cyberonics, Inc.[j]	984,642
83,457	Depomed, Inc.[j]	1,870,271
4,500	Edwards Lifesciences Corporation[j]	641,070
8,300	Endo International plc[j]	744,510
27,844	Envision Healthcare Holdings, Inc.[j]	1,067,817
12,100	EXACT Sciences Corporation[g,j]	266,442
116,658	ExamWorks Group, Inc.[g,j]	4,855,306
47,900	Express Scripts Holding Company[j]	4,156,283
1,300	Fresenius Medical Care AG & Company	108,058
1,100	Gerresheimer AG	60,543
244,940	Gilead Sciences, Inc.[j]	24,035,962
17,735	GlaxoSmithKline plc	408,257
6,000	Greatbatch, Inc.[j]	347,100
59,250	HCA Holdings, Inc.[j]	4,457,378
7,400	Hikma Pharmaceuticals plc	232,905
34,300	Hologic, Inc.[j]	1,132,757
2,033	ICON plc[j]	143,387
6,300	Illumina, Inc.[j]	1,169,532
35,862	Impax Laboratories, Inc.[j]	1,680,852
24,300	Inogen, Inc.[j]	777,357
67,988	Ironwood Pharmaceuticals, Inc.[j]	1,087,808
24,353	Johnson & Johnson	2,449,912
4,000	Kaken Pharmaceutical Company, Ltd.	115,639
8,400	KYORIN Holdings, Inc.	200,814
2,200	Mallinckrodt, LLC[j]	278,630
4,750	Medivation, Inc.[j]	613,083
67,694	Medtronic, Inc.	5,279,455
214,920	Merck & Company, Inc.	12,353,602
2,703	Mettler-Toledo International, Inc.[j]	888,341
17,582	Mylan NVj	1,043,492
29,204	Neurocrine Biosciences, Inc.[j]	1,159,691
5,400	Novartis AG	532,983
84,913	NuVasive, Inc.[j]	3,905,149
11,000	Otsuka Holdings Company, Ltd.	344,120
13,650	PAREXEL International Corporation[j]	941,714
8,748	Perrigo Company plc	1,448,231
321,450	Pfizer, Inc.	11,183,245
13,650	PharMerica Corporation[j]	384,794
7,750	Providence Service Corporation[j]	411,680
2,890	Puma Biotechnology, Inc.[j]	682,358
43,900	Quest Diagnostics, Inc.	3,373,715
8,200	Quintiles Transnational Holdings, Inc.[j]	549,154
900	Sanofi	88,883
42,150	Spectrum Pharmaceuticals, Inc.[g,j]	255,851
9,600	St. Jude Medical, Inc.	627,840
36,491	Team Health Holdings, Inc.[j]	2,135,088
51,886	Teleflex, Inc.	6,269,385
2,850	Thermo Fisher Scientific, Inc.	382,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Health Care (3.2%) - continued
107,176	UnitedHealth Group, Inc.	$12,677,849
13,567	Universal Health Services, Inc.	1,596,972
54,900	Veeva Systems, Inc.[g,j]	1,401,597
118,479	Vertex Pharmaceuticals, Inc.[j]	13,976,968
7,600	Waters Corporation[j]	944,832

	Total	286,697,315

Industrials (2.2%)
10,800	AAR Corporation	331,560
4,700	Actividades de Construccion y Servicios SA	166,353
40,100	ADT Corporation[g]	1,664,952
50,439	Air New Zealand, Ltd.	102,594
47,200	Allison Transmission Holdings, Inc.	1,507,568
59,300	ALS, Ltd.	222,739
26,940	Apogee Enterprises, Inc.	1,163,808
13,250	Argan, Inc.	479,253
9,633	B/E Aerospace, Inc.	612,851
16,600	Berendsen plc	274,601
27,500	Boeing Company	4,127,200
16,478	Briggs & Stratton Corporation	338,458
400	Bucher Industries AG	96,327
12,913	Cardno, Ltd.	32,040
9,000	Carillion plc	43,555
18,100	Caterpillar, Inc.	1,448,543
37,850	CLARCOR, Inc.	2,500,371
12,300	COMSYS Holdings Corporation	151,742
42,850	Con-way, Inc.	1,890,970
212,700	CSX Corporation	7,044,624
4,600	CTT-Correios de Portugal SA	49,253
25,000	Curtiss-Wright Corporation	1,848,500
6,000	Dai Nippon Printing Company, Ltd.	58,279
450,390	Delta Air Lines, Inc.	20,249,534
9,100	Deutsche Post AG	283,508
63,131	EMCOR Group, Inc.	2,933,698
19,940	Esterline Technologies Corporation[j]	2,281,535
63,400	Expeditors International of Washington, Inc.	3,054,612
5,321	Fastenal Company[g]	220,476
37,750	Federal Signal Corporation	596,072
13,500	Fenner plc	40,139
60,000	Flowserve Corporation	3,389,400
52,800	Fluor Corporation	3,018,048
20,689	Fortune Brands Home and Security, Inc.	982,314
11,319	Generac Holdings, Inc.[g,j]	551,122
2,000	Go-Ahead Group plc	68,918
8,376	Graco, Inc.	604,412
56,378	Granite Construction, Inc.	1,981,123
19,692	H&E Equipment Services, Inc.	492,103
48,166	Healthcare Services Group, Inc.[g]	1,547,574
16,497	Heico Corporation	1,007,472
6,500	Hitachi Construction Machinery Company, Ltd.	113,465
40,069	HNI Corporation	2,210,607
61,072	Honeywell International, Inc.	6,370,420
2,500	Hoshizaki Electric Company, Ltd.	162,347
11,200	Huntington Ingalls Industries, Inc.	1,569,680
34,952	Huron Consulting Group, Inc.[j]	2,312,075
2,800	Inaba Denki Sangyo Company, Ltd.	101,360
375,960	Ingersoll-Rand plc	25,595,357
75,131	Interface, Inc.	1,561,222
10,900	Intrum Justitia AB	305,794
24,700	ITOCHU Corporation	267,300
71,170	Jacobs Engineering Group, Inc.[j]	3,214,037
1,209	Jardine Matheson Holdings, Ltd.	76,398

Shares	Common Stock (22.5%)	Value
Industrials (2.2%) - continued
10,314	JB Hunt Transport Services, Inc.	$880,764
2,000	JGC Corporation	39,715
1,100	Kanamoto Company, Ltd.	31,661
46,950	KAR Auction Services, Inc.	1,780,814
13,200	KITZ Corporation	65,055
14,100	Komatsu, Ltd.	276,398
4,600	KONE Oyj[g]	203,965
1,800	Koninklijke Boskalis Westminster NV	88,719
80,040	Korn/Ferry International	2,630,915
14,770	Landstar System, Inc.	979,251
8,700	Leighton Holdings, Ltd.	139,406
15,750	Manpower, Inc.	1,356,862
10,254	MasTec, Inc.[j]	197,902
22,700	Meritor, Inc.[j]	286,247
18,464	Middleby Corporation[j]	1,895,330
21,350	Mistras Group, Inc.[j]	411,201
6,000	Mitsuboshi Belting, Ltd.	48,153
49,200	Mueller Water Products, Inc.	484,620
1,300	NCC AB	43,016
17,902	Nielsen NV	797,892
3,800	Nippon Konpo Unyu Soko Company, Ltd.	66,572
4,000	Nisshinbo Holdings, Inc.	38,381
10,900	Nitto Kogyo Corporation	202,549
29,500	Old Dominion Freight Line, Inc.[j]	2,280,350
44,012	On Assignment, Inc.[j]	1,688,740
30,808	Oshkosh Corporation	1,503,122
9,231	Parker Hannifin Corporation	1,096,458
103,740	Pentair, Ltd.	6,524,209
35,720	PGT, Inc.[j]	399,171
77,090	Progressive Waste Solutions, Ltd.	2,264,904
28,530	Proto Labs, Inc.[g,j]	1,997,100
1,055	Rieter Holding AGj	167,541
82,139	Ritchie Brothers Auctioneers, Inc.[g]	2,048,547
26,730	Robert Half International, Inc.	1,617,700
4,926	Roper Industries, Inc.	847,272
24,652	Saia, Inc.[j]	1,092,084
7,800	Sandvik AB	87,345
10,000	Securitas AB	143,564
6,200	Siemens AG	670,553
214,737	Southwest Airlines Company	9,512,849
8,650	Spirit Aerosystems Holdings, Inc.[j]	451,617
20,254	Spirit Airlines, Inc.[j]	1,566,849
14,266	Stericycle, Inc.[j]	2,003,374
35,787	Swift Transportation Company[j]	931,178
3,600	Takasago Thermal Engineering Company, Ltd.	44,921
2,900	Teleperformance SA	198,741
23,555	Tennant Company	1,539,790
9,000	Toppan Printing Company, Ltd.	69,231
184,280	Union Pacific Corporation	19,959,367
29,300	United Continental Holdings, Inc.[j]	1,970,425
8,194	United Rentals, Inc.[j]	746,965
7,600	WABCO Holdings, Inc.[j]	933,888
23,040	WageWorks, Inc.[j]	1,228,723
6,787	Watsco, Inc.	853,126
5,600	Weir Group plc	141,308

	Total	192,844,663

Information Technology (3.9%)
32,411	A10 Networks, Inc.[g,j]	140,340
18,790	Agilent Technologies, Inc.	780,724
7,500	Alliance Data Systems Corporation[j]	2,221,875
19,142	Ambarella, Inc.[g,j]	1,449,241
14,300	Amdocs, Ltd.	777,920
29,387	Amphenol Corporation	1,731,776

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Information Technology (3.9%) - continued
10,361	ANSYS, Inc.[j]	$913,737
291,759	Apple, Inc.	36,303,572
79,231	Applied Materials, Inc.	1,787,451
107,416	Applied Micro Circuits Corporation[j]	547,822
16,605	Applied Optoelectronics, Inc.[g,j]	230,477
14,990	Arista Networks, Inc.[g,j]	1,057,245
167,540	ARM Holdings plc ADR	8,259,722
66,422	Aspen Technology, Inc.[j]	2,556,583
315,610	Atmel Corporation	2,597,470
16,850	AVG Technologies NVj	364,803
29,150	Booz Allen Hamilton Holding Corporation	843,601
89,100	Broadcom Corporation	3,857,585
45,820	Broadridge Financial Solutions, Inc.	2,520,558
153,050	Brocade Communications Systems, Inc.	1,815,938
6,000	Brother Industries, Ltd.	95,327
23,000	Canon, Inc.	813,770
25,290	Cardtronics, Inc.[j]	950,904
15,180	Cavium, Inc.[j]	1,075,048
29,150	CDW Corporation	1,085,546
24,127	Ciena Corporation[j]	465,892
15,700	Cirrus Logic, Inc.[j]	522,182
551,020	Cisco Systems, Inc.	15,166,825
22,100	Citrix Systems, Inc.[j]	1,411,527
30,519	Cognex Corporation[j]	1,513,437
9,623	Coherent, Inc.[j]	625,110
7,650	Computer Sciences Corporation	499,392
14,500	Comtech Telecommunications Corporation	419,775
24,414	Constant Contact, Inc.[j]	932,859
11,802	Cornerstone OnDemand, Inc.[j]	340,960
228,600	Corning, Inc.	5,184,648
23,768	Dealertrack Technologies, Inc.[j]	915,543
20,205	Demandware, Inc.[g,j]	1,230,485
4,000	Dialog Semiconductor plc[j]	179,925
50,348	DST Systems, Inc.	5,574,027
61,124	eBay, Inc.[j]	3,525,632
37,500	Electronic Arts, Inc.[j]	2,205,563
705,940	EMC Corporation	18,043,826
26,060	Envestnet, Inc.[j]	1,461,445
22,001	EVERTEC, Inc.	480,942
7,690	F5 Networks, Inc.[j]	883,889
284,300	Facebook, Inc.[j]	23,373,725
46,800	Fairchild Semiconductor International, Inc.[j]	850,824
5,970	FARO Technologies, Inc.[j]	370,916
24,670	FEI Company	1,883,308
39,739	Fortinet, Inc.[j]	1,388,878
19,800	FUJIFILM Holdings NPV	704,416
12,024	Gartner, Inc.[j]	1,008,212
26,464	Google, Inc., Class Aj	14,679,581
27,534	Google, Inc., Class Cj	15,088,632
67,628	Guidewire Software, Inc.[j]	3,557,909
8,000	Hitachi Kokusai Electric, Inc.	107,173
41,848	HomeAway, Inc.[j]	1,262,554
5,400	Hoya Corporation	216,185
27,301	IAC/InterActiveCorporation	1,841,998
10,650	Imperva, Inc.[j]	454,755
82,524	Juniper Networks, Inc.	1,863,392
9,360	Keysight Technologies, Inc.[j]	347,724
66,858	LinkedIn Corporation[j]	16,705,140
12,702	Manhattan Associates, Inc.[j]	642,848
93,400	Marvell Technology Group, Ltd.	1,372,980
24,500	Maxim Integrated Products, Inc.	852,845
83,543	MaxLinear, Inc.[j]	679,205

Shares	Common Stock (22.5%)	Value
Information Technology (3.9%) - continued
36,480	Microsemi Corporation[j]	$1,291,392
82,590	Microsoft Corporation	3,357,696
16,632	Monolithic Power Systems, Inc.	875,675
38,320	National Instruments Corporation	1,227,773
5,100	NEC Networks & System Integration Corporation	102,612
77,600	NetApp, Inc.	2,751,696
17,438	Newport Corporation[j]	332,368
8,326	Nice Systems, Ltd. ADR	507,303
270,539	NVIDIA Corporation	5,661,029
20,665	NXP Semiconductors NVj	2,073,939
10,500	Optimal Payments plc[j]	81,903
185,800	Oracle Corporation	8,017,270
1,000	Oracle Corporation Japan	43,034
2,900	Orbotech, Ltd.[j]	46,487
1,200	Otsuka Corporation	51,138
3,800	Palo Alto Networks, Inc.[j]	555,104
23,146	Plantronics, Inc.	1,225,581
24,800	Polycom, Inc.[j]	332,320
23,150	Progress Software Corporation[j]	628,986
38,043	Proofpoint, Inc.[g,j]	2,252,906
36,359	QLIK Technologies, Inc.[j]	1,131,856
54,150	QUALCOMM, Inc.	3,754,761
12,650	Rackspace Hosting, Inc.[j]	652,614
18,700	Red Hat, Inc.[j]	1,416,525
268,500	Salesforce.com, Inc.[j]	17,938,485
39,698	Samsung Electronics Company, Ltd. GDR	25,532,149
13,735	ServiceNow, Inc.[j]	1,082,043
7,537	Skyworks Solutions, Inc.	740,812
26,773	Sonus Networks, Inc.[j]	210,971
39,300	Symantec Corporation	918,245
5,610	Synaptics, Inc.[g,j]	456,121
9,358	Synopsys, Inc.[j]	433,463
4,550	TE Connectivity, Ltd.	325,871
47,900	Telefonaktiebolaget LM Ericsson	601,382
117,200	Teradata Corporation[j]	5,173,208
47,627	Teradyne, Inc.	897,769
118,920	Texas Instruments, Inc.	6,800,440
24,605	Textura Corporation[g,j]	668,764
19,700	Total System Services, Inc.	751,555
3,482	Tyler Technologies, Inc.[j]	419,685
8,645	Ultimate Software Group, Inc.[j]	1,469,261
33,100	Vantiv, Inc.[j]	1,247,870
39,410	Veeco Instruments, Inc.[j]	1,203,976
113,909	Virtusa Corporation[j]	4,713,554
86,930	VMware, Inc.[j]	7,129,129
12,200	WebMD Health Corporation[j]	534,787
19,900	Western Digital Corporation	1,811,099
193,050	Xerox Corporation	2,480,692
62,600	Xilinx, Inc.	2,647,980

	Total	350,177,398

Materials (0.8%)
27,150	Agnico Eagle Mines, Ltd.	758,571
8,044	Airgas, Inc.	853,549
165,600	Alcoa, Inc.	2,139,552
3,000	APERAM[j]	120,340
7,000	Asahi Kasei Corporation	66,847
19,000	Avery Dennison Corporation	1,005,290
26,450	Ball Corporation	1,868,428
161,850	Barrick Gold Corporation	1,773,876
43,400	Berry Plastics Group, Inc.[j]	1,570,646
17,500	BillerudKorsnas AB	281,865
58,887	Celanese Corporation	3,289,428
66,238	Chemtura Corporation[g,j]	1,807,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (22.5%)	Value
Materials (0.8%) - continued
4,200	Compass Minerals International, Inc.	$391,482
42,850	Crown Holdings, Inc.[j]	2,314,757
10,200	Daicel Corporation	121,579
80,400	Dow Chemical Company	3,857,592
17,980	Eagle Materials, Inc.	1,502,409
20,350	Eastman Chemical Company	1,409,441
92,650	Eldorado Gold Corporation[g]	425,264
100	EMS-CHEMIE Holding AG	40,664
30,150	Ferro Corporation[j]	378,382
15,506	FMC Corporation	887,718
21,050	Franco-Nevada Corporation[g]	1,021,767
165,600	Freeport-McMoRan, Inc.	3,138,120
100	Givaudan SA	180,665
112,650	Goldcorp, Inc.	2,041,218
75,352	Graphic Packaging Holding Company	1,095,618
2,000	Holmen AB	67,470
76,230	Horsehead Holding Corporation[g,j]	965,072
7,650	Innophos Holdings, Inc.	431,154
81,100	International Paper Company	4,500,239
152,700	Kinross Gold Corporation[j]	342,048
4,150	LyondellBasell Industries NV	364,370
8,150	Martin Marietta Materials, Inc.	1,139,370
47,750	Materials Select Sector SPDR Fund	2,329,245
28,850	MeadWestvaco Corporation	1,438,749
68,200	Newmont Mining Corporation	1,480,622
86,231	Norsk Hydro ASA	453,259
2,100	Novozymes AS	95,863
77,620	Nucor Corporation	3,689,279
15,700	Outokumpu Oyj[j]	124,774
64,150	Owens-Illinois, Inc.[j]	1,495,978
38,750	Packaging Corporation of America	3,029,862
33,541	PolyOne Corporation	1,252,756
58,300	Rock-Tenn Company	3,760,350
9,500	Royal Gold, Inc.	599,545
34,950	Sealed Air Corporation	1,592,322
5,950	Silgan Holdings, Inc.	345,873
66,721	Silver Wheaton Corporation	1,269,033
7,200	Sonoco Products Company	327,312
12,750	Southern Copper Corporation[g]	372,045
56,930	Steel Dynamics, Inc.	1,144,293
9,800	Stora Enso Oyj	100,764
18,000	Sumitomo Metal Mining Company, Ltd.	263,083
7,000	Sumitomo Seika Chemicals Company, Ltd.	49,794
93,650	Teck Resources, Ltd.[g]	1,285,815
13,100	UPM-Kymmene Oyj	254,492
6,400	Vedanta Resources plc	47,287
17,300	Vulcan Materials Company	1,458,390
6,750	Westlake Chemical Corporation	485,595
123,500	Yamana Gold, Inc.	443,365

	Total	71,342,171

Telecommunications Services (0.1%)
6,700	Belgacom SA	234,421
66,100	Bezeq Israel Telecommunication Corporation, Ltd.	123,088
38,411	BT Group plc	249,588
10,300	Elisa Oyj[g]	258,669
9,200	Freenet AG	276,472
149,049	KCOM Group plc	201,227
5,507	Level 3 Communications, Inc.[j]	296,497
36,200	Orange SA	581,354
10,822	SBA Communications Corporation[j]	1,267,256
4,640	TDC AS	33,245
21,300	Tele2 AB	254,765

Shares	Common Stock (22.5%)	Value
Telecommunications Services (0.1%) - continued
130,806	Verizon Communications, Inc.	$6,361,096
84,350	Vonage Holdings Corporation[j]	414,158

	Total	10,551,836

Utilities (0.4%)
170,700	A2A SPA	177,247
12,050	Atmos Energy Corporation	666,365
21,360	Dynegy, Inc.[j]	671,345
7,500	E.ON SE	111,517
29,800	Edison International, Inc.	1,861,606
1,200	Electric Power Development Company, Ltd.	40,425
116,600	Electricidade de Portugal SA	436,682
81,300	Enel SPA	367,265
21,500	Entergy Corporation	1,666,035
96,800	FirstEnergy Corporation	3,393,808
7,200	Hokuriku Electric Power Company	95,274
12,050	Laclede Group, Inc.	617,201
3,148	National Grid plc	40,471
65,640	NiSource, Inc.	2,898,662
39,830	NorthWestern Corporation	2,142,456
43,300	NRG Energy, Inc.	1,090,727
11,600	OGE Energy Corporation	366,676
174,400	PG&E Corporation	9,255,408
16,970	Portland General Electric Company	629,417
22,100	Public Service Enterprise Group, Inc.	926,432
43,000	Redes Energeticas Nacionais SGPS SA	126,307
9,422	Severn Trent plc	287,205
66,800	Southern Company	2,957,904
29,300	United Utilities Group plc	405,137
10,600	Vectren Corporation	467,884
18,800	Westar Energy, Inc.	728,688
64,700	Wisconsin Energy Corporation[g]	3,202,650

	Total	35,630,794

	Total Common Stock (cost $1,695,215,172)	1,999,742,523

Shares	Collateral Held for Securities Loaned (1.2%)	Value
102,938,239	Thrivent Cash Management Trust	102,938,239

	Total Collateral Held for Securities Loaned (cost $102,938,239)	102,938,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (24.3%)[l]	Value
	Federal Home Loan Bank Discount Notes
39,000,000	0.038%, 4/1/2015	$39,000,000
120,100,000	0.069%, 4/6/2015	120,098,843
8,000,000	0.085%, 4/8/2015	7,999,868
6,800,000	0.085%, 4/9/2015	6,799,872
158,600,000	0.087%, 4/10/2015[m]	158,596,555
46,000,000	0.057%, 4/15/2015	45,998,987
235,500,000	0.090%, 4/17/2015	235,490,631
13,200,000	0.065%, 4/20/2015	13,199,547
37,000,000	0.059%, 4/21/2015	36,998,786
167,000,000	0.078%, 4/22/2015[m]	166,992,365
221,400,000	0.084%, 4/24/2015[m]	221,388,100
50,000,000	0.040%, 4/27/2015	49,998,556
162,125,000	0.077%, 4/29/2015	162,115,311
47,000,000	0.076%, 5/1/2015	46,997,033
22,730,000	0.055%, 5/5/2015	22,728,819
9,000,000	0.075%, 5/6/2015	8,999,344
81,000,000	0.062%, 5/8/2015	80,994,856
90,620,000	0.069%, 5/15/2015[m]	90,612,350
33,000,000	0.070%, 5/22/2015	32,996,749
53,820,000	0.058%, 5/27/2015	53,815,109
72,000,000	0.058%, 5/29/2015	71,993,298
10,400,000	0.060%, 6/1/2015	10,398,943
40,300,000	0.068%, 6/3/2015	40,295,238
168,000,000	0.067%, 6/5/2015[m]	167,979,686
40,000,000	0.060%, 6/8/2015	39,995,467
25,000,000	0.087%, 6/19/2015	24,995,227
10,000,000	0.110%, 7/8/2015	9,997,005
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.040%, 4/28/2015	999,970
8,100,000	0.060%, 5/11/2015[m]	8,099,460
6,600,000	0.045%, 5/21/2015[m]	6,599,587
15,300,000	0.047%, 5/26/2015[m]	15,298,893
700,000	0.075%, 6/11/2015[m]	699,896
40,098,000	0.064%, 6/19/2015	40,092,368
	Federal National Mortgage Association Discount Notes
29,400,000	0.046%, 4/6/2015	29,399,813
6,000,000	0.042%, 5/13/2015	5,999,706
1,300,000	0.065%, 5/21/2015[m]	1,299,883
6,000,000	0.070%, 6/2/2015[m]	5,999,277
9,916,000	0.124%, 8/12/2015[m]	9,911,459
	U.S. Treasury Bills
62,000,000	0.040%, 4/9/2015	61,999,449
4,500,000	0.019%, 6/18/2015[n]	4,499,816

	Total Short-Term Investments (at amortized cost)	2,158,376,122

	Total Investments (cost $8,855,023,007) 108.6%	$9,631,137,397

	Other Assets and Liabilities, Net (8.6%)	(759,861,454)

	Total Net Assets 100.0%	$8,871,275,943

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $133,201,241 or 1.5% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 31, 2015, $88,790,792 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At March 31, 2015, $3,599,853 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of March 31, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
ARES CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	4,106,196
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	2,130,740
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	470,273
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	105,096
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,527,489
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	4,500,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton 2015-VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	1,400,000
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,271,088
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,968,036
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	2,890,019
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	1,397,900

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$861,184,470
Gross unrealized depreciation	(85,070,080)

Net unrealized appreciation (depreciation)	$776,114,390

Cost for federal income tax purposes	$8,855,023,007

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	27,334,792	–	21,935,096	5,399,696
Capital Goods	11,875,629	–	11,875,629	–
Communications Services	119,486,879	–	104,267,516	15,219,363
Consumer Cyclical	57,310,660	–	57,310,660	–
Consumer Non-Cyclical	46,004,928	–	43,181,591	2,823,337
Energy	24,540,565	–	20,959,112	3,581,453
Financials	25,445,789	–	25,445,789	–
Technology	18,891,140	–	18,891,140	–
Transportation	14,487,232	–	14,487,232	–
Utilities	6,390,020	–	6,390,020	–
Affiliated Mutual Funds
Equity Mutual Funds	1,814,583,138	1,814,583,138	–	–
Fixed Income Mutual Funds	1,198,532,543	1,198,532,543	–	–
Long-Term Fixed Income
Asset-Backed Securities	94,046,038	–	93,940,425	105,613
Basic Materials	14,748,415	–	14,748,415	–
Capital Goods	19,218,269	–	19,218,269	–
Collateralized Mortgage Obligations	111,657,262	–	102,657,262	9,000,000
Commercial Mortgage-Backed Securities	48,075,399	–	48,075,399	–
Communications Services	54,436,416	–	54,436,416	–
Consumer Cyclical	29,240,859	–	29,240,859	–
Consumer Non-Cyclical	48,716,304	–	48,716,304	–
Energy	73,736,539	–	73,736,539	–
Financials	136,304,191	–	136,304,191	–
Foreign Government	4,088,147	–	4,088,147	–
Mortgage-Backed Securities	710,278,020	–	710,278,020	–
Technology	12,099,905	–	12,099,905	–
Transportation	16,136,110	–	16,136,110	–
U.S. Government and Agencies	594,089,189	–	594,089,189	–
Utilities	38,326,135	–	38,326,135	–
Common Stock
Consumer Discretionary	274,884,232	270,552,021	4,242,384	89,827
Consumer Staples	72,619,962	71,156,933	1,463,029	–
Energy	299,248,611	296,404,108	2,844,503	–
Financials	405,745,541	388,378,245	17,367,296	–
Health Care	286,697,315	284,605,113	2,092,202	–
Industrials	192,844,663	187,461,157	5,383,506	–
Information Technology	350,177,398	347,180,533	2,996,865	–
Materials	71,342,171	69,073,425	2,268,746	–
Telecommunications Services	10,551,836	8,339,007	2,212,829	–
Utilities	35,630,794	33,543,264	2,087,530	–
Collateral Held for Securities Loaned	102,938,239	102,938,239	–	–
Short-Term Investments	2,158,376,122	–	2,158,376,122	–

Total	$9,631,137,397	$5,072,747,726	$4,522,170,382	$36,219,289

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,160,980	10,160,980	–	–

Total Asset Derivatives	$10,160,980	$10,160,980	$–	$–

Liability Derivatives
Futures Contracts	11,867,332	11,867,332	–	–
Credit Default Swaps	74,958	–	74,958	–

Total Liability Derivatives	$11,942,290	$11,867,332	$74,958	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(3,802)	June 2015	($830,664,312)	($833,232,062)	($2,567,750)
5-Yr. U.S. Treasury Bond Futures	654	June 2015	77,896,497	78,617,955	721,458
10-Yr. U.S. Treasury Bond Futures	1,379	June 2015	176,634,786	177,761,719	1,126,933
30-Yr. U.S. Treasury Bond Futures	1,768	June 2015	286,642,481	289,731,000	3,088,519
Eurex EURO STOXX 50 Futures	8,777	June 2015	341,626,509	341,729,393	102,884
Mini MSCI EAFE Index Futures	2,524	June 2015	228,310,459	230,933,381	2,622,922
Russell 2000 Index Mini-Futures	(336)	June 2015	(41,355,787)	(41,963,040)	(607,253)
S&P 400 Index Mini-Futures	(1,997)	June 2015	(294,811,731)	(303,504,060)	(8,692,329)
S&P 500 Index Futures	1,959	June 2015	1,007,163,872	1,009,276,800	2,112,928
Ultra Long Term U.S. Treasury Bond Futures	423	June 2015	71,471,789	71,857,125	385,336
Total Futures Contracts					($1,706,352)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	($34,000,000)	($43,787)	($43,787)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(51,000,000)	(31,171)	(31,171)
Total Credit Default Swaps				($74,958)	($74,958)

1

As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Partner Small Cap Value	$127,064,959	$–	$–	4,493,008	$128,638,860	$–
Small Cap Stock	67,186,286	–	–	3,657,193	69,559,072	–
Partner Mid Cap Value	130,503,721	–	–	7,195,521	133,127,928	–
Mid Cap Stock	231,277,457	–	–	12,265,522	237,705,816	–
Partner Worldwide Allocation	506,078,515	–	–	54,413,534	527,669,806	–
Large Cap Value	450,386,356	–	–	26,828,993	451,660,733	–
Large Cap Stock	255,211,795	–	–	20,701,632	266,220,923	–
High Yield	188,836,063	2,771,427	1,227,891	39,062,128	192,685,665	2,771,952
Income	623,098,599	5,633,116	3,274,376	59,558,587	633,506,824	5,636,925
Limited Maturity Bond	372,457,698	1,269,961	3,479,024	37,723,658	372,340,054	1,274,064
Cash Management Trust-Collateral Investment	67,749,452	330,678,220	295,489,433	102,938,239	102,938,239	143,818
Total Value and Income Earned	3,019,850,901				3,116,053,920	9,826,759

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,913,216	3.500%, 5/22/2020	$1,318,531
	Axalta Coating Systems US Holdings, Inc.,Term Loan
1,516,520	3.750%, 2/1/2020	1,506,693
	Fortescue Metals Group, Ltd., Term Loan
1,448,098	3.750%, 6/30/2019	1,305,431
	Ineos Group Holdings, Ltd., Term Loan
2,294,209	3.750%, 5/4/2018	2,277,003
	NewPage Corporation, Term Loan
1,028,256	9.500%, 2/11/2021	983,918
	Wausau Paper Corporation, Term Loan
1,290,250	6.500%, 7/30/2020	1,299,927

	Total	8,691,503

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,763,883	3.750%, 10/9/2019	1,742,787
	Berry Plastics Group, Inc., Term Loan
3,400,600	3.500%, 2/8/2020	3,390,398
	Silver II Borrower, Term Loan
846,720	4.000%, 12/13/2019	801,565
	STHI Holding Corporation, Term Loan
462,675	4.500%, 8/6/2021	461,713

	Total	6,396,463

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
914,619	3.250%, 11/30/2019	906,845
	Birch Communication Inc., Term Loan
1,943,056	7.750%, 7/17/2020	1,923,625
	Cable & Wireless Communications plc, Term Loan
284,870	5.500%, 4/28/2017	284,870
	Cengage Learning Acquisitions, Term Loan
3,885,750	7.000%, 3/31/2020	3,896,863
	Cequel Communications, LLC, Term Loan
1,067,967	3.500%, 2/14/2019	1,068,447
	Charter Communications Operating, LLC, Term Loan
451,950	3.000%, 7/1/2020	450,002
2,210,625	3.000%, 1/3/2021	2,201,981
	Clear Channel Communications, Inc., Term Loan
640,816	7.678%, 7/30/2019	616,606
	Cumulus Media Holdings, Inc., Term Loan
2,133,096	4.250%, 12/23/2020	2,092,034
	Fairpoint Communications, Term Loan
2,263,800	7.500%, 2/14/2019	2,301,538
	Grande Communications Networks, LLC, Term Loan
1,336,218	4.500%, 5/29/2020	1,322,027
	Hargray Communications Group, Inc., Term Loan
2,394,796	5.250%, 6/26/2019	2,403,034

Principal Amount	Bank Loans (3.8%)[a]	Value
Communications Services (1.4%) - continued
	iHeartCommunications, Inc., Term Loan
$1,992,483	6.928%, 1/30/2019	$1,891,963
	Integra Telecom Holdings, Inc., Term Loan
1,337,700	5.250%, 2/22/2019	1,334,770
460,000	9.750%, 2/21/2020	456,265
	Intelsat Jackson Holdings SA, Term Loan
1,255,968	3.750%, 6/30/2019	1,250,630
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,544,242
	Level 3 Financing, Inc., Term Loan
840,000	4.500%, 1/31/2022	843,940
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,210,000	0.000%, 1/7/2022[b,c]	1,191,100
875,000	4.500%, 1/7/2022	870,083
	LTS Buyer, LLC, Term Loan
1,460,121	4.000%, 4/13/2020	1,453,740
72,737	8.000%, 4/12/2021	72,070
	McGraw-Hill Global Education, LLC, Term Loan
1,946,060	5.750%, 3/22/2019	1,959,683
	Mediacom Broadband, LLC, Term Loan
1,014,000	4.000%, 1/20/2020	1,011,891
	NEP Broadcasting, LLC, Term Loan
134,286	9.500%, 7/22/2020	131,264
	NEP/NCP Holdco, Inc., Term Loan
3,381,409	4.250%, 1/22/2020	3,288,420
	NTelos, Inc., Term Loan
667,875	5.750%, 11/9/2019	571,033
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
447,682	5.500%, 7/31/2018	445,444
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,683,756
	TNS, Inc., Term Loan
1,213,967	5.000%, 2/14/2020	1,215,485
	Univision Communications, Inc., Term Loan
2,985,223	4.000%, 3/1/2020	2,978,297
	Virgin Media Investment Holdings, Ltd., Term Loan
2,414,837	3.500%, 6/7/2020	2,410,321
	WideOpenWest Finance, LLC, Term Loan
2,984,100	4.750%, 4/1/2019	2,984,577
	XO Communications, LLC, Term Loan
589,050	4.250%, 3/20/2021	589,639
	Yankee Cable Acquisition, LLC, Term Loan
1,738,226	4.500%, 3/1/2020	1,742,137
	Zayo Group, LLC, Term Loan
2,666,578	4.000%, 7/2/2019	2,668,712

	Total	55,057,334

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
1,532,300	5.000%, 8/1/2021	1,516,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,143,625	4.250%, 8/13/2021	$1,149,823
	Ceridian HCM Holding, Inc., Term Loan
580,209	4.500%, 9/15/2020	571,146
	Chrysler Group, LLC, Term Loan
1,503,753	3.500%, 5/24/2017	1,503,437
	Golden Nugget, Inc., Delayed Draw
259,526	5.500%, 11/21/2019	260,741
	Golden Nugget, Inc., Term Loan
605,561	5.500%, 11/21/2019	608,395
	Hilton Worldwide Finance, LLC, Term Loan
1,827,259	3.500%, 10/26/2020	1,828,921
	J.C. Penney Corporation, Inc., Term Loan
1,979,738	6.000%, 5/22/2018	1,973,719
	Las Vegas Sands, LLC, Term Loan
1,975,000	3.250%, 12/19/2020	1,972,650
	Marina District Finance Company, Inc., Term Loan
1,658,753	6.500%, 8/15/2018	1,666,699
	MGM Resorts International, Term Loan
1,402,713	3.500%, 12/20/2019	1,397,747
	Mohegan Tribal Gaming Authority, Term Loan
3,357,500	5.500%, 11/19/2019	3,327,417
	Rite Aid Corporation, Term Loan
695,000	5.750%, 8/21/2020	701,950
	ROC Finance, LLC, Term Loan
2,492,050	5.000%, 6/20/2019	2,402,486
	Scientific Games International, Inc., Term Loan
3,071,892	6.000%, 10/18/2020	3,080,340
	Seminole Indian Tribe of Florida, Term Loan
743,900	3.000%, 4/29/2020	742,040

	Total	24,704,488

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
3,503,516	5.375%, 3/21/2019	3,527,375
	Biomet, Inc., Term Loan
460,171	3.674%, 7/25/2017	459,674
	Catalina Marketing Corporation, Term Loan
476,400	4.500%, 4/9/2021	413,672
	CHS/Community Health Systems, Inc., Term Loan
351,128	3.428%, 12/31/2018	351,019
933,509	4.250%, 1/27/2021	937,850
	Hologic, Inc., Term Loan
909,636	3.250%, 8/1/2019	910,519
	JBS USA, LLC, Term Loan
1,508,730	2.984%, 5/25/2018	1,512,502
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,389,500	4.750%, 6/30/2021	1,374,952
	Roundy’s Supermarkets, Inc., Term Loan
2,005,549	5.750%, 3/3/2021	1,924,083
	Supervalu, Inc., Term Loan
4,235,367	4.500%, 3/21/2019	4,248,878

Principal Amount	Bank Loans (3.8%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Visant Corporation, Term Loan
$2,535,662	7.000%, 9/23/2021	$2,544,638

	Total	18,205,162

Energy (0.2%)
	Arch Coal, Inc., Term Loan
2,638,591	6.250%, 5/16/2018	2,033,034
	Energy Solutions, LLC, Term Loan
514,447	6.750%, 5/29/2020	515,573
	Expro Holdings UK 2, Ltd., Term Loan
746,250	5.750%, 9/2/2021	633,783
	Fieldwood Energy, LLC, Term Loan
886,506	3.875%, 9/28/2018	825,399
389,261	8.375%, 9/30/2020	283,884
	Houston Fuel Oil Terminal, LLC, Term Loan
1,363,150	4.250%, 8/19/2021	1,315,440
	McJunkin Red Man Corporation, Term Loan
1,068,725	5.000%, 11/8/2019	1,024,907
	Offshore Group Investment, Ltd., Term Loan
1,813,000	5.750%, 3/28/2019	1,031,144
	Pacific Drilling SA, Term Loan
1,257,600	4.500%, 6/3/2018	1,039,960
	Samson Investment Company, Term Loan
680,000	0.000%, 9/25/2018[b,c]	354,736
	Targa Resources Partners, LP, Term Loan
239,186	5.750%, 2/27/2022	240,083

	Total	9,297,943

Financials (0.2%)
	DJO Finance, LLC, Term Loan
1,934,767	4.250%, 9/15/2017	1,938,153
	GEO Group, Inc., Term Loan
451,950	3.250%, 4/3/2020	449,125
	Harland Clarke Holdings Corporation, Term Loan
2,228,063	7.000%, 5/22/2018	2,240,607
242,188	6.000%, 8/4/2019	242,914
	MoneyGram International, Inc., Term Loan
1,803,200	4.250%, 3/27/2020	1,700,075
	WaveDivision Holdings, LLC, Term Loan
2,458,412	4.000%, 10/15/2019	2,451,234

	Total	9,022,108

Technology (0.2%)
	First Data Corporation, Term Loan
2,090,000	3.674%, 3/23/2018	2,087,910
1,040,000	3.674%, 9/24/2018	1,038,482
	Freescale Semiconductor, Inc., Term Loan
1,636,757	4.250%, 2/28/2020	1,639,244
	Infor US, Inc., Term Loan
1,056,886	3.750%, 6/3/2020	1,046,486

	Total	5,812,122

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,901,137	3.750%, 6/27/2019	1,898,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value
Transportation (0.2%) - continued
	Delta Air Lines, Inc., Term Loan
$1,541,275	3.250%, 4/20/2017	$1,540,319
	OSG Bulk Ships, Inc., Term Loan
1,191,000	5.250%, 8/5/2019	1,182,068
	United Airlines, Inc., Term Loan
1,127,000	3.500%, 4/1/2019	1,125,309
223,875	3.750%, 9/15/2021	224,603

	Total	5,971,060

Utilities (0.1%)
	Calpine Corporation, Term Loan
337,099	4.000%, 4/1/2018	337,696
2,032,875	4.000%, 10/9/2019	2,035,680
	Intergen NV, Term Loan
879,338	5.500%, 6/15/2020	848,561
	NGPL PipeCo, LLC, Term Loan
1,201,985	6.750%, 9/15/2017	1,144,458

	Total	4,366,395

	Total Bank Loans (cost $150,675,275)	147,524,578

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Asset-Backed Securities (1.7%)
	Access Group, Inc.
1,405,942	0.674%, 2/25/2036[d,e]	1,388,647
	Ally Auto Receivables Trust
691,438	0.720%, 5/20/2016	691,583
	ARES CLO, Ltd.
1,500,000	1.725%, 11/15/2025*,e	1,499,187
	BA Credit Card Trust
1,100,000	0.555%, 6/15/2021[e]	1,099,430
	Barclays Dryrock Issuance Trust
1,000,000	0.535%, 12/16/2019[e]	998,710
	Bayview Opportunity Master Fund Trust
2,572,556	3.721%, 2/28/2035*	2,574,059
	Betony CLO, Ltd.
750,000	1.772%, 4/15/2027*,e	746,732
	Capital One Multi-Asset Execution Trust
1,350,000	0.555%, 1/18/2022[e]	1,350,783
	Chase Issuance Trust
1,475,000	1.590%, 2/18/2020	1,485,422
	Chesapeake Funding, LLC
1,684,574	0.625%, 1/7/2025[d,e]	1,685,366
	Countrywide Asset-Backed Certificates
1,551,104	5.530%, 4/25/2047	1,541,734
	Edlinc Student Loan Funding Trust
1,134,772	3.180%, 10/1/2025*,e	1,148,957
	FirstEnergy Ohio PIRB Special Purpose Trust
853,762	0.679%, 1/15/2019	853,330
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[d]	825,015
	GE Equipment Transportation, LLC
1,347,307	0.690%, 11/25/2016	1,347,809
	Golden Credit Card Trust
1,620,000	0.425%, 2/15/2018[d,e]	1,618,555
1,000,000	0.605%, 9/15/2018[d,e]	1,001,921
	GoldenTree Loan Opportunities IX, Ltd.
825,000	1.829%, 10/29/2026*,e	822,715

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Asset-Backed Securities (1.7%) - continued
	Hyundai Floorplan Master Owner Trust
$2,632,500	0.525%, 5/15/2018[d,e]	$2,633,700
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,588,225
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,558,457
3,400,000	3.246%, 12/15/2047	3,510,738
	Morgan Stanley Capital, Inc.
1,948,832	0.324%, 2/25/2037[e]	1,166,925
	Motor plc
416,000	0.674%, 2/15/2021[d]	416,084
	OZLM VIII, Ltd.
825,000	1.715%, 10/17/2026*,e	823,050
	Race Point IX CLO, Ltd.
1,925,000	1.768%, 4/15/2027*,e	1,921,080
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036[f]	3,866,874
2,445,963	5.580%, 11/25/2036[f]	1,505,603
	SLM Student Loan Trust
2,589,476	0.775%, 8/15/2022[d,e]	2,591,757
1,372,460	0.656%, 4/25/2023[d,e]	1,372,999
1,350,000	1.225%, 5/17/2027[d,e]	1,359,566
	U.S. Small Business Administration
423,051	3.191%, 3/10/2024	440,687
	Vericrest Opportunity Loan Transferee
1,980,830	3.375%, 10/25/2058*,f	1,977,067
3,563,719	3.125%, 4/27/2054[d,f]	3,551,685
1,765,263	3.500%, 2/25/2055*,f	1,764,299
	Volvo Financial Equipment, LLC
1,559,750	0.740%, 3/15/2017[d]	1,559,768
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,950,240
	World Omni Automobile Lease Securitization Trust
2,100,000	1.400%, 2/15/2019	2,113,732
	World Omni Master Owner Trust
1,620,000	0.525%, 2/15/2018[d,e]	1,619,278

	Total	63,971,769

Basic Materials (0.4%)
	Albemarle Corporation
230,000	3.000%, 12/1/2019	232,532
	ArcelorMittal
1,300,000	6.250%, 3/1/2021	1,381,250
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	783,475
847,000	7.000%, 2/15/2021[d]	781,357
	FMG Resources August 2006 Pty., Ltd.
644,444	6.875%, 2/1/2018[d,g]	631,555
	Freeport-McMoRan, Inc.
1,759,000	2.375%, 3/15/2018	1,750,376
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[d]	542,403
	Hexion US Finance Corporation
1,500,000	8.875%, 2/1/2018	1,323,750
	Ineos Finance plc
1,500,000	7.500%, 5/1/2020[d]	1,582,500
	LYB International Finance BV
520,000	4.875%, 3/15/2044	558,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Basic Materials (0.4%) - continued
	LyondellBasell Industries NV
$1,020,000	6.000%, 11/15/2021	$1,199,061
	Sappi Papier Holding GmbH
845,000	6.625%, 4/15/2021[d]	886,194
	Vale Overseas, Ltd.
938,000	6.250%, 1/23/2017	993,999
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024	875,059

	Total	13,522,071

Capital Goods (0.4%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	640,710
	Boeing Company
780,000	3.500%, 3/1/2045	773,768
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,503,750
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,462,687
	Harsco Corporation
978,000	2.700%, 10/15/2015	978,000
	Ingersoll-Rand Global Holding Company, Ltd.
992,000	6.875%, 8/15/2018	1,152,719
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	985,784
	Lockheed Martin Corporation
1,030,000	3.800%, 3/1/2045	1,023,874
	Martin Marietta Materials, Inc.
750,000	1.373%, 6/30/2017[e]	745,853
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	994,229
	Owens-Brockway Glass Container, Inc.
970,000	5.000%, 1/15/2022[d]	988,090
	Raytheon Company
780,000	4.200%, 12/15/2044	835,656
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,459,675
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	1,019,278
	RSC Equipment Rental, Inc.
1,500,000	8.250%, 2/1/2021	1,620,000
	Textron, Inc.
680,000	5.600%, 12/1/2017	741,959
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	262,505

	Total	17,188,537

Collateralized Mortgage Obligations (1.6%)
	Alm Loan Funding CLO
825,000	1.664%, 10/17/2026*,e	822,656
	Alternative Loan Trust
1,914,478	6.000%, 6/25/2036	1,760,133
	Apidos CLO XVIII
825,000	1.669%, 7/22/2026*,e	819,289
	Babson CLO, Ltd.
825,000	1.656%, 10/17/2026*,e	821,129
	Birchwood Park CLO, Ltd.
825,000	1.693%, 7/15/2026*,e	823,038
	BlueMountain CLO, Ltd.
825,000	1.480%, 10/15/2026*,e	821,648

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$825,000	1.557%, 7/20/2023*,e	$823,462
825,000	1.733%, 10/15/2026*,e	825,345
	Cent CLO 16, LP
825,000	1.505%, 8/1/2024*,e	819,241
	Cent CLO 22, Ltd.
825,000	1.713%, 11/7/2026*,e	821,541
	Citigroup Mortgage Loan Trust, Inc.
611,802	5.500%, 11/25/2035	563,846
	CitiMortgage Alternative Loan Trust
2,082,231	5.750%, 4/25/2037	1,787,462
	Countrywide Alternative Loan Trust
2,728,143	5.141%, 10/25/2035	2,312,786
1,182,570	6.500%, 8/25/2036	927,301
388,412	6.000%, 1/25/2037	357,510
4,016,340	5.500%, 5/25/2037	3,391,249
2,346,746	7.000%, 10/25/2037	1,687,641
	Countrywide Home Loans, Inc.
757,301	5.750%, 4/25/2037	696,931
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
227,206	5.500%, 10/25/2021	218,549
603,085	6.000%, 10/25/2021	531,122
	Dryden 34 Senior Loan Fund CLO
825,000	1.683%, 10/15/2026*,e	822,668
	Federal Home Loan Mortgage Corporation
9,049,046	3.000%, 4/15/2028[h]	955,932
6,080,890	3.000%, 2/15/2033[h]	799,816
	Federal National Mortgage Association
12,714,827	3.500%, 1/25/2033[h]	1,672,028
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	1.745%, 2/20/2027*,e	1,566,079
	Greenpoint Mortgage Funding Trust
1,369,627	0.374%, 10/25/2045[e]	1,055,488
	HomeBanc Mortgage Trust
1,147,584	2.163%, 4/25/2037	847,343
	J.P. Morgan Mortgage Trust
187,317	2.522%, 10/25/2036	168,634
2,957,157	0.554%, 1/25/2037[e]	1,929,489
3,187,907	6.250%, 8/25/2037	2,551,674
	Limerock CLO III, LLC
2,500,000	1.759%, 10/20/2026*,e	2,495,533
	Madison Park Funding XIV CLO, Ltd.
900,000	1.707%, 7/20/2026*,e	898,371
	Magnetite XII, Ltd.
2,600,000	1.817%, 4/15/2027*,e	2,587,080
	MASTR Alternative Loans Trust
457,556	6.500%, 7/25/2034	468,632
2,175,870	0.624%, 12/25/2035[e]	1,165,337
	Merrill Lynch Alternative Note Asset Trust
459,471	6.000%, 3/25/2037	422,559
	Neuberger Berman CLO, Ltd.
700,000	1.722%, 8/4/2025*,e	696,945
	NZCG Funding CLO, Ltd.
2,650,000	1.821%, 4/27/2027*,c,e	2,650,000
	Octagon Investment Partners XX CLO, Ltd.
825,000	1.675%, 8/12/2026*,e	823,074
	OHA Loan Funding 2014-1, Ltd.
2,500,000	1.762%, 10/20/2026*,e	2,495,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	RALI Trust
$4,679,301	0.354%, 11/25/2036[e]	$3,372,283
	Residential Accredit Loans, Inc.
868,686	5.750%, 9/25/2035	784,144
	Residential Asset Securitization Trust
3,052,286	0.554%, 8/25/2037[e]	1,103,505
	Sequoia Mortgage Trust
3,074,950	2.743%, 9/20/2046	2,406,721
	Shackleton 2015-VII CLO, Ltd.
2,650,000	1.713%, 4/15/2027*,c,e	2,650,000
	Symphony CLO XV, Ltd.
2,500,000	1.653%, 10/17/2026*,e	2,486,249
	Symphony CLO, Ltd.
825,000	1.352%, 1/9/2023*,e	821,500
	Voya CLO 2014-3, Ltd.
825,000	1.676%, 7/25/2026*,e	819,151
	WaMu Mortgage Pass Through Certificates
464,296	2.237%, 9/25/2036	417,397
439,051	2.258%, 10/25/2036	391,866
1,433,264	1.959%, 11/25/2036	1,265,535
2,204,168	1.782%, 1/25/2037	1,870,003

	Total	67,092,055

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,300,000	5.782%, 4/10/2049	2,435,337
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,789,755
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.225%, 6/8/2030[d,e]	2,338,526
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,900,716
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,111,518
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,187,163	0.727%, 12/25/2016	1,188,202
	Federal National Mortgage Association
1,700,000	1.272%, 1/25/2017	1,710,939
	Government National Mortgage Association
4,853	3.214%, 1/16/2040	4,865
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,355,846
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,450,000	1.122%, 12/15/2028[d,e]	1,450,467
2,300,000	5.885%, 2/12/2049	2,431,944
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	2,948,105
	LSTAR Commercial Mortgage Trust
743,758	1.519%, 1/20/2041[d]	744,146
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,864,483

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	SCG Trust
$700,000	1.575%, 11/15/2026[d,e]	$700,136

	Total	33,974,985

Communications Services (1.2%)
	21st Century Fox America, Inc.
960,000	6.900%, 3/1/2019	1,136,015
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,493,430
	America Movil SAB de CV
750,000	1.268%, 9/12/2016[e]	752,930
829,000	5.000%, 10/16/2019	931,871
	American Tower Corporation
496,000	7.000%, 10/15/2017	558,619
950,000	3.450%, 9/15/2021	969,728
	AT&T, Inc.
963,000	3.875%, 8/15/2021	1,020,194
1,025,000	5.550%, 8/15/2041	1,152,753
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[d]	893,661
	CBS Corporation
390,000	2.300%, 8/15/2019	390,059
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,603,125
	CenturyLink, Inc.
1,150,000	6.450%, 6/15/2021	1,240,562
	Columbus International, Inc.
1,175,000	7.375%, 3/30/2021[d]	1,235,219
	Comcast Corporation
418,000	4.650%, 7/15/2042	465,940
702,000	4.750%, 3/1/2044	807,766
	Cox Communications, Inc.
496,000	9.375%, 1/15/2019[d]	625,207
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	500,160
	Digicel, Ltd.
650,000	6.000%, 4/15/2021[d]	617,500
	DIRECTV Holdings, LLC
600,000	5.875%, 10/1/2019	691,159
381,000	4.450%, 4/1/2024	406,905
1,040,000	6.350%, 3/15/2040	1,230,784
	Equinix, Inc.
970,000	5.750%, 1/1/2025	1,011,225
	FairPoint Communications, Inc.
970,000	8.750%, 8/15/2019[d]	1,023,350
	Frontier Communications Corporation
970,000	6.875%, 1/15/2025	960,300
	Hughes Satellite Systems Corporation
1,500,000	6.500%, 6/15/2019	1,627,500
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,554,750
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,625,625
	Numericable-SFR
1,450,000	6.000%, 5/15/2022[d]	1,468,125
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	621,959
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,397,975
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	894,844
515,000	7.045%, 6/20/2036	711,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Communications Services (1.2%) - continued
	Time Warner Cable, Inc.
$1,300,000	8.250%, 4/1/2019	$1,590,082
762,000	6.550%, 5/1/2037	956,955
	Time Warner, Inc.
780,000	6.250%, 3/29/2041	1,006,646
	T-Mobile USA, Inc.
1,450,000	6.125%, 1/15/2022	1,495,313
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[d]	915,512
	UPCB Finance V, Ltd.
1,500,000	7.250%, 11/15/2021[d]	1,614,375
	Verizon Communications, Inc.
590,000	1.041%, 6/17/2019[e]	594,565
302,000	2.625%, 2/21/2020	307,243
1,405,000	3.000%, 11/1/2021	1,433,027
1,016,000	5.150%, 9/15/2023	1,164,828
73,000	6.400%, 9/15/2033	91,114
508,000	5.050%, 3/15/2034	551,606
859,000	4.272%, 1/15/2036[d]	852,434
282,000	6.550%, 9/15/2043	367,209
1,196,000	4.522%, 9/15/2048[d]	1,190,577
	Wind Acquisition Finance SA
925,000	4.750%, 7/15/2020[d]	927,313

	Total	46,679,418

Consumer Cyclical (0.7%)
	Alibaba Group Holding, Ltd.
1,050,000	2.500%, 11/28/2019[d]	1,050,361
	Chrysler Group, LLC
1,430,000	8.000%, 6/15/2019	1,499,712
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,492,500
	Ford Motor Company
515,000	7.450%, 7/16/2031	711,004
	Ford Motor Credit Company, LLC
680,000	5.000%, 5/15/2018	741,518
1,050,000	2.597%, 11/4/2019	1,063,843
	General Motors Company
992,000	6.250%, 10/2/2043	1,215,261
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,528,125
780,000	4.000%, 1/15/2025	795,534
	Hilton Worldwide Finance, LLC
1,450,000	5.625%, 10/15/2021	1,526,125
	Home Depot, Inc.
573,000	4.875%, 2/15/2044	685,123
	Hyundai Capital America
858,000	1.450%, 2/6/2017[d]	858,949
290,000	2.000%, 3/19/2018[d]	294,646
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,578,750
	KB Home
729,000	4.750%, 5/15/2019	712,597
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,650,000
	Lennar Corporation
1,500,000	4.125%, 12/1/2018[g]	1,522,500
	Macy’s Retail Holdings, Inc.
375,000	4.375%, 9/1/2023	412,927
820,000	3.625%, 6/1/2024[g]	852,022
	MGM Resorts International
1,450,000	6.000%, 3/15/2023	1,489,875

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Consumer Cyclical (0.7%) - continued
	Toll Brothers Finance Corporation
$580,000	8.910%, 10/15/2017	$669,900
462,000	4.000%, 12/31/2018	474,705
	TRW Automotive, Inc.
669,000	7.250%, 3/15/2017[d]	731,719
	United Rentals, Inc.
1,450,000	5.500%, 7/15/2025	1,477,188
	Walgreens Boots Alliance, Inc.
650,000	2.700%, 11/18/2019	664,039

	Total	25,698,923

Consumer Non-Cyclical (1.0%)
	Actavis Funding SCS
255,000	3.450%, 3/15/2022	261,191
760,000	4.550%, 3/15/2035	792,162
1,040,000	4.850%, 6/15/2044	1,104,641
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,053,681
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	500,690
1,030,000	4.125%, 10/1/2023	1,090,934
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	938,969
	CareFusion Corporation
744,000	6.375%, 8/1/2019	869,834
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,590,000
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	313,842
	Coventry Health Care, Inc.
852,000	5.950%, 3/15/2017	930,830
	CVS Health Corporation
235,000	2.250%, 8/12/2019	238,628
508,000	6.125%, 9/15/2039	663,180
	EMD Finance, LLC
515,000	0.619%, 3/17/2017[d,e]	514,797
1,016,000	2.950%, 3/19/2022[d]	1,027,915
	Endo Finance LLC & Endo Finco, Inc.
1,500,000	7.000%, 7/15/2019[d]	1,563,750
	Forest Laboratories, Inc.
1,000,000	4.375%, 2/1/2019[d]	1,071,196
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,650,000
	HCA, Inc.
1,450,000	3.750%, 3/15/2019	1,469,488
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	894,434
	JBS Finance II, Ltd.
1,450,000	8.250%, 1/29/2018*	1,498,285
	Kraft Foods Group, Inc.
1,070,000	5.000%, 6/4/2042	1,184,088
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	362,254
1,025,000	4.700%, 2/1/2045	1,055,028
	Lorillard Tobacco Company
604,000	2.300%, 8/21/2017[g]	609,888
	McKesson Corporation
515,000	3.796%, 3/15/2024	543,372
650,000	4.883%, 3/15/2044	745,946
	Medco Health Solutions, Inc.
1,110,000	7.125%, 3/15/2018	1,277,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Medtronic, Inc.
$1,170,000	4.375%, 3/15/2035[d]	$1,272,308
	Merck & Company, Inc.
385,000	0.631%, 2/10/2020[e]	386,552
260,000	3.700%, 2/10/2045	261,230
	Mondelez International, Inc.
418,000	0.775%, 2/1/2019[e]	414,238
	Mylan, Inc.
626,000	7.875%, 7/15/2020[d]	661,376
	Pernod Ricard SA
600,000	2.950%, 1/15/2017[d]	617,137
508,000	5.750%, 4/7/2021[d]	589,519
	Safeway, Inc.
58,000	3.400%, 12/1/2016	57,855
	Spectrum Brands Escrow Corporation
1,500,000	6.375%, 11/15/2020	1,590,000
	Sysco Corporation
375,000	2.350%, 10/2/2019	383,672
250,000	4.350%, 10/2/2034	262,642
	Tenet Healthcare Corporation
1,450,000	8.125%, 4/1/2022	1,598,625
	Tyson Foods, Inc.
558,000	4.500%, 6/15/2022	615,642
	UnitedHealth Group, Inc.
230,000	2.875%, 12/15/2021	236,112
	Whirlpool Corporation
650,000	1.650%, 11/1/2017	654,152
	WM Wrigley Jr. Company
705,000	2.000%, 10/20/2017[d]	712,637
	Zimmer Holdings, Inc.
370,000	2.000%, 4/1/2018	372,960
762,000	4.450%, 8/15/2045	789,188

	Total	37,292,642

Energy (1.2%)
	Antero Resources Corporation
795,000	5.125%, 12/1/2022	763,200
	Boardwalk Pipelines, Ltd.
888,000	5.875%, 11/15/2016	932,293
	Bonanza Creek Energy, Inc.
800,000	6.750%, 4/15/2021	778,000
	BP Capital Markets plc
508,000	3.062%, 3/17/2022	516,804
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	845,689
	Calumet Specialty Products Partners, LP
1,460,000	6.500%, 4/15/2021[d]	1,416,200
	Chaparral Energy, Inc.
955,000	7.625%, 11/15/2022	639,850
	Chesapeake Energy Corporation
635,000	4.875%, 4/15/2022	595,313
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	760,240
	CNPC General Capital, Ltd.
496,000	1.450%, 4/16/2016[d]	495,853
496,000	2.750%, 4/19/2017[d]	504,788
	Concho Resources, Inc.
2,047,019	5.500%, 10/1/2022	2,062,372
235,000	5.500%, 4/1/2023	236,739
	Continental Resources, Inc.
947,000	5.000%, 9/15/2022	933,979
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	856,375

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Energy (1.2%) - continued
	El Paso, LLC
$630,000	7.800%, 8/1/2031	$771,683
	Enbridge, Inc.
873,000	0.712%, 6/2/2017[e]	862,009
	Energy Transfer Partners, LP
765,000	4.900%, 3/15/2035	759,838
	Energy XXI Gulf Coast, Inc.
475,000	11.000%, 3/15/2020[d]	451,844
	Enterprise Products Operating, LLC
1,000,000	2.550%, 10/15/2019	1,013,392
	EQT Corporation
500,000	5.150%, 3/1/2018	535,889
754,000	8.125%, 6/1/2019	900,746
	Halcon Resources Corporation
1,110,000	8.875%, 5/15/2021[g]	771,450
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,206,649
	Hornbeck Offshore Services, Inc.
240,000	5.875%, 4/1/2020	206,400
660,000	5.000%, 3/1/2021	524,700
	Jones Energy Holdings, LLC
1,105,000	6.750%, 4/1/2022	1,033,175
	Kinder Morgan, Inc.
625,000	5.000%, 2/15/2021[d]	668,002
714,000	5.300%, 12/1/2034	737,620
	Laredo Petroleum, Inc.
795,000	5.625%, 1/15/2022[g]	771,150
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019[g]	1,115,495
870,000	8.625%, 4/15/2020	741,675
	Magellan Midstream Partners, LP
255,000	4.200%, 3/15/2045	247,027
	Marathon Petroleum Corporation
250,000	3.625%, 9/15/2024	252,849
500,000	4.750%, 9/15/2044	508,830
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,387,500
855,000	7.000%, 3/31/2024[d]	805,837
	Memorial Production Partners, LP
755,000	7.625%, 5/1/2021	687,050
	NiSource Finance Corporation
520,000	4.800%, 2/15/2044	584,593
775,000	5.650%, 2/1/2045	988,464
	Noble Holding International, Ltd.
508,000	6.950%, 4/1/2045	481,516
	Oasis Petroleum, Inc.
555,000	6.500%, 11/1/2021	530,025
320,000	6.875%, 3/15/2022[g]	312,000
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019	855,000
635,000	7.125%, 4/1/2023	360,362
	Pacific Drilling SA
950,000	5.375%, 6/1/2020[d]	760,000
	Petroleos Mexicanos
460,000	2.378%, 4/15/2025	468,055
765,000	5.625%, 1/23/2046[d]	776,475
	Plains All American Pipeline, LP
905,000	3.600%, 11/1/2024	908,617
	Precision Drilling Corporation
635,000	5.250%, 11/15/2024[d]	530,225
	Range Resources Corporation
795,000	5.000%, 3/15/2023[g]	791,025
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,508,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Energy (1.2%) - continued
	Rice Energy, Inc.
$790,000	7.250%, 5/1/2023[d]	$790,000
	Rosetta Resources, Inc.
795,000	5.875%, 6/1/2024	739,350
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025[d]	1,423,800
	Sinopec Capital 2013, Ltd.
870,000	1.250%, 4/24/2016[d]	868,799
	Southwestern Energy Company
650,000	7.500%, 2/1/2018	734,236
	Spectra Energy Partners, LP
508,000	4.500%, 3/15/2045	515,621
	Suncor Energy, Inc.
576,000	6.100%, 6/1/2018	648,850
780,000	3.600%, 12/1/2024[g]	795,661
	Valero Energy Corporation
762,000	4.900%, 3/15/2045	787,786
	Whiting Petroleum Corporation
875,000	5.750%, 3/15/2021[g]	868,437
	Williams Companies, Inc.
446,000	3.700%, 1/15/2023	412,283

	Total	47,737,685

Financials (2.7%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	587,510
	Air Lease Corporation
625,000	2.125%, 1/15/2018	621,875
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	949,200
	American Express Credit Corporation
590,000	0.820%, 3/18/2019[e]	589,719
	American International Group, Inc.
315,000	2.300%, 7/16/2019	319,671
1,040,000	3.875%, 1/15/2035	1,045,203
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	576,018
	Banco Santander Chile
710,000	1.152%, 4/11/2017[d,e]	707,879
	Bank of America Corporation
800,000	1.335%, 3/22/2018[e]	809,108
500,000	1.125%, 4/1/2019[e]	502,928
1,015,000	3.300%, 1/11/2023	1,028,235
508,000	4.000%, 4/1/2024	540,368
760,000	4.000%, 1/22/2025	766,151
552,000	5.875%, 2/7/2042	702,222
992,000	8.000%, 12/29/2049[i]	1,060,200
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[d]	319,610
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,053,337
	Barclays plc
780,000	2.750%, 11/8/2019	787,685
	BB&T Corporation
325,000	0.950%, 1/15/2020[e]	325,964
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	932,790
	BioMed Realty, LP
762,000	2.625%, 5/1/2019	768,312
	BNP Paribas SA
1,031,000	2.375%, 9/14/2017	1,050,925
	BPCE SA
762,000	5.700%, 10/22/2023[d]	842,729

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Financials (2.7%) - continued
	Caisse Centrale Desjardins du Quebec
$455,000	0.918%, 1/29/2018[d,e]	$454,931
	Capital One Financial Corporation
1,149,000	6.150%, 9/1/2016	1,224,205
635,000	2.450%, 4/24/2019	642,551
	Citigroup, Inc.
571,000	6.000%, 8/15/2017	628,080
415,000	1.021%, 4/8/2019[e]	414,836
970,000	8.500%, 5/22/2019	1,208,018
690,000	4.050%, 7/30/2022	723,864
1,040,000	3.750%, 6/16/2024	1,086,968
	CoBank ACB
395,000	0.871%, 6/15/2022*,e	371,531
	Compass Bank
750,000	2.750%, 9/29/2019	760,843
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	672,881
	Credit Agricole SA
485,000	1.053%, 4/15/2019[d,e]	488,495
	Credit Suisse AG
652,000	5.400%, 1/14/2020	734,915
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,593,750
	DDR Corporation
992,000	9.625%, 3/15/2016	1,069,955
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[d]	1,532,650
	Deutsche Bank AG
745,000	1.350%, 5/30/2017	744,303
	Discover Bank
635,000	8.700%, 11/18/2019	782,115
	Discover Financial Services
526,000	6.450%, 6/12/2017	579,516
	DnB Boligkreditt AS
1,024,000	1.450%, 3/21/2018[d]	1,024,063
	Duke Realty, LP
260,000	3.875%, 2/15/2021	274,396
780,000	4.375%, 6/15/2022	837,686
	European Investment Bank
755,000	1.875%, 3/15/2019	772,346
705,000	2.125%, 10/15/2021	721,670
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	807,954
310,000	2.875%, 10/1/2021	314,204
	General Electric Capital Corporation
1,775,000	3.100%, 1/9/2023	1,828,220
1,170,000	1.271%, 3/15/2023[e]	1,185,034
1,040,000	6.750%, 3/15/2032	1,438,475
	Genworth Financial, Inc.
710,000	7.700%, 6/15/2020	754,375
	Goldman Sachs Group, Inc.
1,170,000	1.455%, 4/30/2018[e]	1,186,231
430,000	1.357%, 11/15/2018[e]	434,696
740,000	7.500%, 2/15/2019	883,176
900,000	2.550%, 10/23/2019	912,510
950,000	5.375%, 3/15/2020	1,078,018
460,000	1.417%, 4/23/2020[e]	465,847
865,000	5.250%, 7/27/2021	983,691
1,300,000	3.500%, 1/23/2025	1,322,820
	Hartford Financial Services Group, Inc.
715,000	4.000%, 10/15/2017	761,372
615,000	5.125%, 4/15/2022	700,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Financials (2.7%) - continued
	HBOS plc
$744,000	6.750%, 5/21/2018[d]	$832,413
	HCP, Inc.
520,000	3.400%, 2/1/2025	507,262
	Health Care REIT, Inc.
268,000	2.250%, 3/15/2018	271,641
	HSBC Bank plc
1,065,000	0.897%, 5/15/2018[d,e]	1,069,897
	HSBC Holdings plc
526,000	5.250%, 3/14/2044	598,917
780,000	6.375%, 3/29/2049[i]	797,550
	HSBC USA, Inc.
705,000	1.625%, 1/16/2018	705,018
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	287,602
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020	1,142,680
	ING Bank NV
762,000	4.125%, 11/21/2023	788,556
	ING Capital Funding Trust III
825,000	3.875%, 12/29/2049[e,i]	816,750
	International Lease Finance Corporation
1,093,000	2.221%, 6/15/2016[e]	1,093,000
	Intesa Sanpaolo SPA
381,000	3.875%, 1/16/2018	399,738
705,000	3.875%, 1/15/2019	743,556
	J.P. Morgan Chase & Company
1,287,000	2.000%, 8/15/2017	1,306,072
475,000	1.800%, 1/25/2018	478,583
980,000	6.300%, 4/23/2019	1,138,403
365,000	2.250%, 1/23/2020	365,782
310,000	3.200%, 1/25/2023	315,158
1,040,000	3.625%, 5/13/2024	1,081,382
480,000	3.875%, 9/10/2024	492,427
1,100,000	3.125%, 1/23/2025	1,103,226
980,000	7.900%, 4/29/2049[i]	1,054,725
	Kookmin Bank
828,000	1.131%, 1/27/2017[d,e]	832,811
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	278,369
300,000	6.500%, 5/1/2042[d]	384,492
	Liberty Property, LP
762,000	3.750%, 4/1/2025	770,126
	Lloyds Bank plc
515,000	0.791%, 3/16/2018[e]	515,895
	Lloyds Banking Group plc
744,000	5.920%, 9/29/2049[d,i]	751,440
	Merrill Lynch & Company, Inc.
1,750,000	6.050%, 5/16/2016	1,837,024
705,000	6.400%, 8/28/2017	781,371
	MetLife, Inc.
625,000	1.903%, 12/15/2017	629,511
1,025,000	4.050%, 3/1/2045	1,061,508
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	764,212
	Morgan Stanley
680,000	6.250%, 8/28/2017	751,204
1,455,000	6.625%, 4/1/2018	1,654,847
780,000	1.536%, 4/25/2018[e]	792,411
460,000	1.396%, 1/27/2020[e]	466,879
660,000	4.875%, 11/1/2022	720,827
889,000	4.100%, 5/22/2023	925,192
640,000	4.300%, 1/27/2045	663,185
635,000	5.550%, 12/29/2049[i]	641,350

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Financials (2.7%) - continued
	National City Corporation
$776,000	6.875%, 5/15/2019	$915,617
	Prologis, LP
950,000	7.375%, 10/30/2019	1,144,474
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	318,446
	Realty Income Corporation
265,000	2.000%, 1/31/2018	267,476
	Regions Bank
261,000	7.500%, 5/15/2018	303,369
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	431,351
792,000	5.000%, 6/1/2021	885,780
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	400,398
	Royal Bank of Canada
889,000	2.200%, 7/27/2018	907,737
	Royal Bank of Scotland Group plc
500,000	1.213%, 3/31/2017[e]	501,863
1,720,000	5.125%, 5/28/2024	1,804,471
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	751,796
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[d]	624,471
	SLM Corporation
465,000	3.875%, 9/10/2015	468,334
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	1,019,405
	Sumitomo Mitsui Banking Corporation
1,390,000	1.300%, 1/10/2017[g]	1,389,547
545,000	0.834%, 1/16/2018[e]	546,492
	Suncorp-Metway, Ltd.
889,000	0.973%, 3/28/2017[d,e]	890,129
	Svenska Handelsbanken AB
707,000	1.625%, 3/21/2018	710,083
715,000	0.761%, 6/17/2019[e]	715,233
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	761,250
	Synchrony Financial
330,000	3.000%, 8/15/2019	337,163
305,000	1.485%, 2/3/2020[e]	306,415
480,000	3.750%, 8/15/2021	497,762
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	341,900
	USB Realty Corporation
310,000	1.400%, 12/29/2049[d,e,i]	282,100
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	978,153
	WEA Finance, LLC
825,000	1.750%, 9/15/2017[d]	829,258
	Wells Fargo & Company
455,000	0.935%, 1/30/2020[e]	457,352
1,015,000	3.450%, 2/13/2023	1,038,553
1,040,000	3.000%, 2/19/2025	1,044,472

	Total	105,773,476

Foreign Government (0.1%)
	Eksportfinans ASA
465,000	5.500%, 5/25/2016	482,623
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	454,333
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[d]	734,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Foreign Government (0.1%) - continued
	Mexico Government International Bond
$750,000	4.600%, 1/23/2046	$766,875
	Petroleos Mexicanos
515,000	3.500%, 1/30/2023	502,898

	Total	2,940,991

Mortgage-Backed Securities (11.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
26,100,000	3.000%, 4/1/2030[c]	27,327,514
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
30,600,000	4.000%, 4/1/2045[c]	32,684,625
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
41,800,000	3.500%, 5/1/2029[c]	44,280,405
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,151,810	2.073%, 1/1/2043[e]	4,322,762
7,118,370	2.059%, 3/1/2043[e]	7,413,546
6,854,723	1.731%, 7/1/2043[e]	7,047,238
99,050,000	3.500%, 4/1/2045[c]	104,033,453
103,750,000	4.000%, 4/1/2045[c]	110,931,451
87,396,000	4.500%, 5/1/2045[c]	95,104,634

	Total	433,145,628

Technology (0.3%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	323,837
	Apple, Inc.
1,000,000	3.450%, 2/9/2045	949,239
	Baidu, Inc.
700,000	2.750%, 6/9/2019	707,246
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,062,274
	Fidelity National Information Services, Inc.
868,000	1.450%, 6/5/2017	867,286
	First Data Corporation
1,500,000	7.375%, 6/15/2019[d]	1,567,500
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[d]	1,578,688
	Hewlett-Packard Company
858,000	5.400%, 3/1/2017	925,534
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,484,025
	Micron Semiconductor Asia Pte, Ltd.
300,000	1.258%, 1/15/2019	299,357
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,114,401

	Total	10,879,387

Transportation (0.3%)
	Air Canada Pass Through Trust
310,000	3.875%, 3/15/2023[d]	309,225
	American Airlines Pass Through Trust
1,300,000	3.375%, 5/1/2027	1,308,190
	Avis Budget Car Rental, LLC
865,000	5.125%, 6/1/2022[d]	873,633

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Transportation (0.3%) - continued
	Burlington Northern Santa Fe, LLC
$1,040,000	5.050%, 3/1/2041	$1,211,696
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	553,752
472,000	5.750%, 3/15/2033	577,820
	Continental Airlines, Inc.
676,106	4.150%, 4/11/2024	713,291
	CSX Corporation
494,000	3.700%, 11/1/2023	527,584
	Delta Air Lines, Inc.
885,000	6.750%, 5/23/2017	914,869
386,614	4.950%, 5/23/2019	415,127
112,429	4.750%, 5/7/2020	120,726
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[d]	292,221
775,000	4.500%, 2/15/2045[d]	784,041
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,329,302
	Korea Expressway Corporation
762,000	1.625%, 4/28/2017[d]	760,620
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	864,235
	Union Pacific Corporation
1,040,000	3.875%, 2/1/2055	1,014,502
	Virgin Australia Holdings, Ltd.
304,963	5.000%, 10/23/2023[d]	319,846

	Total	12,890,680

U.S. Government and Agencies (8.3%)
	Federal National Mortgage Association
870,000	0.875%, 5/21/2018	867,933
1,355,000	1.625%, 1/21/2020	1,364,359
1,330,000	2.625%, 9/6/2024	1,378,000
205,000	6.250%, 5/15/2029	293,906
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	261,879
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,452,510
	U.S. Treasury Bonds, TIPS
1,995,080	0.125%, 4/15/2019	2,032,021
49,602	2.375%, 1/15/2025	60,119
32,443	2.125%, 2/15/2040	43,314
439,637	0.750%, 2/15/2042	444,583
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,061,088
23,970,000	0.875%, 11/15/2017	24,033,664
40,910,000	1.500%, 10/31/2019	41,232,821
58,125,000	1.875%, 6/30/2020	59,460,073
10,060,000	1.625%, 8/15/2022	9,979,047
48,300,000	2.250%, 11/15/2024	49,654,670
56,100,000	3.625%, 2/15/2044	68,595,377
	U.S. Treasury Notes, TIPS
28,110,526	0.125%, 4/15/2018	28,677,122
278,837	0.125%, 1/15/2022	281,124
7,189,815	0.125%, 1/15/2023	7,220,710

	Total	320,394,320

Utilities (0.8%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,665,000
	American Electric Power Company, Inc.
838,000	2.950%, 12/15/2022	844,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Utilities (0.8%) - continued
	Arizona Public Service Company
$395,000	2.200%, 1/15/2020	$397,660
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	395,648
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,450,000
	Commonwealth Edison Company
375,000	6.950%, 7/15/2018	433,684
1,025,000	3.700%, 3/1/2045	1,040,193
	Consolidated Edison Company of New York, Inc.
645,000	4.450%, 3/15/2044	717,190
	DTE Electric Company
760,000	3.700%, 3/15/2045	775,479
	DTE Energy Company
155,000	2.400%, 12/1/2019	157,520
	Duke Energy Carolinas, LLC
508,000	3.750%, 6/1/2045	522,044
	Duke Energy Corporation
635,000	0.636%, 4/3/2017[e]	636,382
900,000	2.100%, 6/15/2018	917,218
	Dynegy Finance I, Inc.
940,000	6.750%, 11/1/2019[d]	972,900
	EDP Finance BV
780,000	4.125%, 1/15/2020[d]	807,300
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	500,834
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	364,525
979,000	4.650%, 6/1/2021	1,046,008
	Enterprise Products Operating, LLC
792,000	5.100%, 2/15/2045	887,307
390,000	7.034%, 1/15/2068	421,638
	Eversource Energy
330,000	1.600%, 1/15/2018	330,678
435,000	1.450%, 5/1/2018	431,994
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	975,460
295,000	2.950%, 1/15/2020	299,977
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	301,573
770,000	5.300%, 7/1/2043	913,064
	MarkWest Energy Partners, LP
1,445,000	4.875%, 12/1/2024	1,477,368
	MidAmerican Energy Holdings Company
560,000	6.500%, 9/15/2037	758,123
	Monongahela Power Company
780,000	5.400%, 12/15/2043[d]	956,389
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,359,552
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,552,500
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045[d]	761,577
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,121,552
	PG&E Corporation
375,000	2.400%, 3/1/2019	379,743
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	387,750
775,000	5.000%, 3/15/2044	916,327
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,464,822
370,000	2.400%, 3/15/2020	374,107

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Utilities (0.8%) - continued
	Southern California Edison Company
$220,000	2.400%, 2/1/2022	$220,398
	Southwestern Electric Power Company
530,000	3.900%, 4/1/2045	524,133
	TransAlta Corporation
825,000	1.900%, 6/3/2017	819,994
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	575,782

	Total	31,856,325

	Total Long-Term Fixed Income (cost $1,246,117,589)	1,271,038,892

Shares	Affiliated Mutual Funds (32.2%)	Value
Equity Mutual Funds (12.8%)
1,342,036	Thrivent Partner Small Cap Value Portfolio	38,423,708
1,641,909	Thrivent Small Cap Stock Portfolio	31,228,782
2,622,430	Thrivent Partner Mid Cap Value Portfolio	48,518,894
3,088,876	Thrivent Mid Cap Stock Portfolio	59,862,412
16,163,017	Thrivent Partner Worldwide Allocation Portfolio	156,739,238
7,807,552	Thrivent Large Cap Value Portfolio	131,438,585
2,334,504	Thrivent Large Cap Stock Portfolio	30,021,490

	Total	496,233,109

Fixed Income Mutual Funds (19.4%)
19,946,302	Thrivent High Yield Portfolio	98,391,116
23,743,537	Thrivent Income Portfolio	252,552,879
40,517,505	Thrivent Limited Maturity Bond
	Portfolio	399,915,880

	Total	750,859,875

	Total Affiliated Mutual Funds (cost $1,109,408,914)	1,247,092,984

Shares	Common Stock (18.4%)	Value
Consumer Discretionary (2.1%)
11,750	Aaron’s, Inc.	332,642
18,456	Amazon.com, Inc.[j]	6,867,478
9,400	AutoZone, Inc.[j]	6,412,304
25,400	Barnes & Noble, Inc.[j]	603,250
12,600	Bed Bath & Beyond, Inc.[j]	967,365
13,600	Best Buy Company, Inc.	513,944
2,500	Big Lots, Inc.	120,075
3,300	BorgWarner, Inc.	199,584
2,250	Brinker International, Inc.	138,510
3,400	Brunswick Corporation	174,930
5,550	Carnival Corporation	265,512
10,900	Cato Corporation	431,640
61,900	CBS Corporation	3,752,997
2,503	Cedar Fair, LP	143,672
5,150	Cheesecake Factory, Inc.	254,049
4,550	Coinstar, Inc.	300,846
115,863	Comcast Corporation	6,542,784
63,819	Delphi Automotive plc	5,088,927
3,300	DeVry Education Group, Inc.	110,088
8,450	DISH Network Corporation[j]	592,007
43,700	Ford Motor Company	705,318
12,800	Gap, Inc.	554,624
3,650	G-III Apparel Group, Ltd.[j]	411,173
4,725	Harman International Industries, Inc.	631,402
10,000	Hilton Worldwide Holdings, Inc.[j]	296,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (18.4%)	Value
Consumer Discretionary (2.1%) - continued
48,500	Home Depot, Inc.	$5,510,085
15,540	Houghton Mifflin Harcourt Company[j]	364,879
8,750	Kirkland’s, Inc.[j]	207,813
40,720	Kohl’s Corporation	3,186,340
52,076	Las Vegas Sands Corporation	2,866,263
12,300	Liberty Interactive Corporation[j]	359,037
99,230	Lowe’s Companies, Inc.	7,381,720
26,900	Macy’s, Inc.	1,746,079
1,700	Marriott Vacations Worldwide Corporation	137,785
13,627	MDC Partners, Inc.	386,325
10,100	Nautilus, Inc.[j]	154,227
4,300	Newell Rubbermaid, Inc.	168,001
48,500	NIKE, Inc.	4,866,005
21,000	NutriSystem, Inc.	419,580
4,850	Oxford Industries, Inc.	365,932
3,400	Papa John’s International, Inc.	210,154
100	Priceline Group, Inc.[j]	116,415
11,750	Scientific Games Corporation[g],[j]	123,023
4,750	Scripps Networks Interactive, Inc.	325,660
10,961	Stage Stores, Inc.	251,226
67,300	Starbucks Corporation	6,373,310
31,100	Target Corporation	2,552,377
28,340	Time Warner Cable, Inc.	4,247,599
10,100	Time, Inc.	226,644
10,050	Toll Brothers, Inc.[j]	395,367
5,000	Tower International, Inc.[j]	133,000
24,448	Tuesday Morning Corporation[g,j]	393,613
5,400	Ulta Salon Cosmetics & Fragrance, Inc.[j]	814,590
10,700	Wyndham Worldwide Corporation	968,029

	Total	81,662,399

Consumer Staples (0.7%)
24,300	Anheuser-Busch InBev NV ADR	2,962,413
19,850	Archer-Daniels-Midland Company	940,890
16,700	Avon Products, Inc.	133,433
2,250	Coca-Cola Enterprises, Inc.	99,450
67,270	CVS Health Corporation	6,942,937
3,750	Ingredion, Inc.	291,825
2,800	Keurig Green Mountain, Inc.	312,844
17,950	Kimberly-Clark Corporation	1,922,624
2,700	Kroger Company	206,982
3,300	Molson Coors Brewing Company	245,685
88,239	Mondelez International, Inc.	3,184,546
20,158	Philip Morris International, Inc.	1,518,502
3,550	Pilgrim’s Pride Corporation[g]	80,195
9,600	Pinnacle Foods, Inc.	391,776
79,250	Rite Aid Corporation[j]	688,682
22,700	Sysco Corporation	856,471
8,550	TreeHouse Foods, Inc.[j]	726,921
11,900	Tyson Foods, Inc.	455,770
9,500	Walgreens Boots Alliance, Inc.	804,460
34,250	Wal-Mart Stores, Inc.	2,817,062
9,300	WhiteWave Foods Company[j]	412,362
8,500	Whole Foods Market, Inc.	442,680

	Total	26,438,510

Energy (3.1%)
38,300	Cabot Oil & Gas Corporation	1,130,999
142,685	Cameron International Corporation[j]	6,437,947
130,000	Canadian Natural Resources, Ltd.	3,992,300
5,650	Chesapeake Energy Corporation[g]	80,004
48,050	Chevron Corporation	5,044,289
720	Cimarex Energy Company	82,865
498,502	Cobalt International Energy, Inc.[j]	4,690,904

Shares	Common Stock (18.4%)	Value
Energy (3.1%) - continued
12,750	Comstock Resources, Inc.[g]	$45,518
26,850	Concho Resources, Inc.[j]	3,112,452
2,200	ConocoPhillips	136,972
4,170	Denbury Resources, Inc.[g]	30,399
575	Dril-Quip, Inc.[j]	39,324
500	Energen Corporation	33,000
1,000	Ensco plc	21,070
151,382	EOG Resources, Inc.	13,880,216
149,015	EQT Corporation	12,348,873
56,600	Exxon Mobil Corporation	4,811,000
5,900	FMC Technologies, Inc.[j]	218,359
4,600	Green Plains, Inc.	131,330
2,600	Gulfmark Offshore, Inc.	33,904
575	Gulfport Energy Corporation[j]	26,398
2,450	Helix Energy Solutions Group, Inc.[j]	36,652
43,840	Helmerich & Payne, Inc.	2,984,189
1,585	HollyFrontier Corporation	63,828
11,000	Kosmos Energy, Ltd.[j]	87,010
4,690	Laredo Petroleum Holdings, Inc.[j]	61,158
263,613	Marathon Oil Corporation	6,882,935
72,750	Marathon Petroleum Corporation	7,448,873
6,910	Market Vectors Oil Service ETF	232,936
850	National Oilwell Varco, Inc.	42,491
1,400	Newfield Exploration Company[j]	49,126
1,300	Noble Energy, Inc.	63,570
139,590	Oasis Petroleum, Inc.[g,j]	1,984,970
1,090	Oceaneering International, Inc.	58,784
930	Oil States International, Inc.[j]	36,986
2,000	Patterson-UTI Energy, Inc.	37,550
311,250	Petroleo Brasileiro SA ADR[g]	1,870,613
6,060	Rex Energy Corporation[g,j]	22,543
8,210	Rosetta Resources, Inc.[j]	139,734
188,550	Rowan Companies plc	3,339,220
78,680	Schlumberger, Ltd.	6,565,059
860	SM Energy Company	44,445
156,650	Southwestern Energy Company[g,j]	3,632,713
209,810	Suncor Energy, Inc. ADR	6,136,943
9,830	Superior Energy Services, Inc.	219,602
420	Tesoro Corporation	38,342
201,600	Total SA ADR[g]	10,011,456
24,115	Trinidad Drilling, Ltd.	77,492
978,381	Weatherford International, Ltd.[j]	12,034,086
6,850	Western Refining, Inc.	338,322
950	Whiting Petroleum Corporation[j]	29,355
1,250	World Fuel Services Corporation	71,850

	Total	120,970,956

Financials (4.8%)
19,050	ACE, Ltd.	2,123,884
1,963	Affiliated Managers Group, Inc.[j]	421,613
3,050	Allied World Assurance Company Holdings AG	123,220
32,563	Allstate Corporation	2,317,509
3,550	American Assets Trust, Inc.	153,644
17,300	American Campus Communities, Inc.	741,651
12,300	American Capital Agency Corporation	262,359
20,050	American International Group, Inc.	1,098,539
3,513	Argo Group International Holdings, Ltd.	176,177
3,000	Assurant, Inc.	184,230
9,290	Assured Guaranty, Ltd.	245,163
376,850	Bank of America Corporation	5,799,721
4,450	Banner Corporation	204,255
11,970	BBCN Bancorp, Inc.	173,206
22,400	Berkshire Hathaway, Inc.[j]	3,232,768
60,000	Blackstone Group, LP	2,333,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (18.4%)	Value
Financials (4.8%) - continued
8,250	Boston Private Financial Holdings, Inc.	$100,237
9,950	Brixmor Property Group, Inc.	264,173
3,300	Camden Property Trust	257,829
55,000	Capital One Financial Corporation	4,335,100
9,700	CBL & Associates Properties, Inc.	192,060
3,300	CBRE Group, Inc.[j]	127,743
48,500	Chambers Street Properties	382,180
65,750	Charles Schwab Corporation	2,001,430
175,398	Citigroup, Inc.	9,036,505
3,062	CNA Financial Corporation	126,859
20,570	CNO Financial Group, Inc.	354,215
69,050	Comerica, Inc.	3,116,226
17,650	Corporate Office Properties Trust	518,557
19,100	Crown Castle International Corporation	1,576,514
5,750	DDR Corporation	107,065
3,600	Digital Realty Trust, Inc.	237,456
8,750	Discover Financial Services	493,063
15,550	Duke Realty Corporation	338,523
5,980	Encore Capital Group, Inc.[j]	248,708
1,820	Extra Space Storage, Inc.	122,977
5,979	FelCor Lodging Trust, Inc.	68,699
10,700	First Republic Bank	610,863
13,900	Fulton Financial Corporation	171,526
4,350	General Growth Properties, Inc.	128,542
6,700	Government Properties Income Trust	153,095
7,950	Green Dot Corporation[j]	126,564
18,640	Hanmi Financial Corporation	394,236
3,000	Hanover Insurance Group, Inc.	217,740
10,828	HCC Insurance Holdings, Inc.	613,623
62,748	Host Hotels & Resorts, Inc.	1,266,255
151,500	Huntington Bancshares, Inc.	1,674,075
24,110	Intercontinental Exchange, Inc.	5,624,140
101,850	Invesco, Ltd.	4,042,427
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,598,160
152,800	iShares iBoxx $ High Yield Corporate Bond ETF	13,845,208
319,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,910,687
178,900	iShares Intermediate Credit Bond ETF	19,798,863
3,260	iShares Russell 2000 Growth Index Fund	494,053
6,460	iShares Russell 2000 Index Fund	803,301
50,114	J.P. Morgan Chase & Company	3,035,906
24,850	KeyCorp	351,876
9,488	Lazard, Ltd.	498,974
24,900	Lexington Realty Trust	244,767
7,900	Liberty Property Trust	282,030
3,050	M&T Bank Corporation	387,350
47,050	MasterCard, Inc.	4,064,650
13,650	MBIA, Inc.[j]	126,945
98,670	MetLife, Inc.	4,987,768
1,900	Mid-America Apartment Communities, Inc.	146,813
149,210	Morgan Stanley	5,325,305
12,550	NASDAQ OMX Group, Inc.	639,297
6,850	Northern Trust Corporation	477,102
5,760	PacWest Bancorp	270,086
5,980	Parkway Properties, Inc.	103,753
5,777	Pebblebrook Hotel Trust	269,035
44,800	Progressive Corporation	1,218,560
8,800	Retail Properties of America, Inc.	141,064
4,550	RLJ Lodging Trust	142,461

Shares	Common Stock (18.4%)	Value
Financials (4.8%) - continued
1,300	Sovran Self Storage, Inc.	$122,122
135,750	SPDR Euro Stoxx 50 ETF	5,269,815
42,006	SPDR S&P 500 ETF Trust	8,671,299
35,349	Summit Hotel Properties, Inc.	497,360
7,550	Sunstone Hotel Investors, Inc.	125,859
10,870	SVB Financial Group[j]	1,380,925
18,590	Synovus Financial Corporation	520,706
12,852	Terreno Realty Corporation	293,026
2,080	Texas Capital Bancshares, Inc.[j]	101,192
67,600	Visa, Inc.	4,421,716
7,800	Wells Fargo & Company	424,320
9,140	Western Alliance Bancorp[j]	270,910
15,300	Western Asset Mortgage Capital Corporation[g]	230,724
3,800	Weyerhaeuser Company	125,970
16,100	Zions Bancorporation	434,700

	Total	185,675,202

Health Care (2.3%)
2,050	Abaxis, Inc.	131,425
114,270	Abbott Laboratories	5,294,129
3,350	Acceleron Pharma, Inc.[j]	127,501
12,370	Acorda Therapeutics, Inc.[j]	411,674
22,390	Actavis plc[j]	6,663,712
21,650	Aetna, Inc.	2,306,374
33,150	Affymetrix, Inc.[g,j]	416,364
5,150	Akorn, Inc.[j]	244,677
24,070	Alexion Pharmaceuticals, Inc.[j]	4,171,331
3,540	Align Technology, Inc.[j]	190,399
19,450	Allscripts Healthcare Solutions, Inc.[j]	232,622
24,750	Amgen, Inc.	3,956,287
21,094	AMN Healthcare Services, Inc.[j]	486,639
1,641	Anacor Pharmaceuticals, Inc.[j]	94,932
57,780	Baxter International, Inc.	3,957,930
112,200	Boston Scientific Corporation[j]	1,991,550
6,050	Bruker Corporation[j]	111,743
2,822	C.R. Bard, Inc.	472,262
25,800	Cambrex Corporation[j]	1,022,454
5,700	Cardinal Health, Inc.	514,539
81,042	Catamaran Corporation[j]	4,825,241
17,000	Centene Corporation[j]	1,201,730
70,010	Cerner Corporation[j]	5,128,933
2,850	Charles River Laboratories International, Inc.[j]	225,976
1,800	Edwards Lifesciences Corporation[j]	256,428
2,900	Endo International plc[j]	260,130
12,870	ExamWorks Group, Inc.[j]	535,649
27,200	Express Scripts Holding Company[j]	2,360,144
74,930	Gilead Sciences, Inc.[j]	7,352,881
2,100	Greatbatch, Inc.[j]	121,485
20,950	HCA Holdings, Inc.[j]	1,576,068
13,800	Hologic, Inc.[j]	455,745
2,550	Illumina, Inc.[j]	473,382
11,976	Johnson & Johnson	1,204,786
900	Mallinckrodt, LLC[j]	113,985
1,900	Medivation, Inc.[j]	245,233
38,479	Medtronic, Inc.	3,000,977
122,220	Merck & Company, Inc.	7,025,206
3,080	Neurocrine Biosciences, Inc.[j]	122,307
8,833	NuVasive, Inc.[j]	406,230
4,750	PAREXEL International Corporation[j]	327,702
152,800	Pfizer, Inc.	5,315,912
4,800	PharMerica Corporation[j]	135,312
2,750	Providence Service Corporation[j]	146,080
15,500	Quest Diagnostics, Inc.	1,191,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (18.4%)	Value
Health Care (2.3%) - continued
2,900	Quintiles Transnational Holdings, Inc.[j]	$194,213
14,900	Spectrum Pharmaceuticals, Inc.[g,j]	90,443
3,350	St. Jude Medical, Inc.	219,090
5,190	Teleflex, Inc.[g]	627,108
950	Thermo Fisher Scientific, Inc.	127,623
51,708	UnitedHealth Group, Inc.	6,116,539
4,400	Universal Health Services, Inc.	517,924
35,190	Vertex Pharmaceuticals, Inc.[j]	4,151,364
3,000	Waters Corporation[j]	372,960

	Total	89,224,505

Industrials (1.5%)
3,800	AAR Corporation	116,660
16,200	ADT Corporation[g]	672,624
16,600	Allison Transmission Holdings, Inc.	530,204
5,330	Apogee Enterprises, Inc.	230,256
4,650	Argan, Inc.	168,191
15,700	Boeing Company	2,356,256
5,849	Briggs & Stratton Corporation	120,138
6,400	Caterpillar, Inc.	512,192
7,500	CLARCOR, Inc.	495,450
15,100	Con-way, Inc.	666,363
121,000	CSX Corporation	4,007,520
4,960	Curtiss-Wright Corporation	366,742
144,290	Delta Air Lines, Inc.	6,487,278
12,510	EMCOR Group, Inc.	581,340
3,950	Esterline Technologies Corporation[j]	451,959
22,400	Expeditors International of Washington, Inc.	1,079,232
13,300	Federal Signal Corporation	210,007
21,800	Flowserve Corporation	1,231,482
30,000	Fluor Corporation	1,714,800
8,533	Granite Construction, Inc.	299,850
7,947	HNI Corporation	438,436
34,761	Honeywell International, Inc.	3,625,920
4,350	Huntington Ingalls Industries, Inc.	609,652
3,510	Huron Consulting Group, Inc.[j]	232,186
133,970	Ingersoll-Rand plc	9,120,678
8,793	Interface, Inc.	182,719
38,450	Jacobs Engineering Group, Inc.[j]	1,736,402
16,550	KAR Auction Services, Inc.	627,741
17,790	Korn/Ferry International	584,757
4,900	Landstar System, Inc.	324,870
3,450	Manpower, Inc.	297,217
8,000	Meritor, Inc.[j]	100,880
7,450	Mistras Group, Inc.[j]	143,487
17,300	Mueller Water Products, Inc.	170,405
7,250	Old Dominion Freight Line, Inc.[j]	560,425
12,417	Oshkosh Corporation	605,825
3,702	Parker Hannifin Corporation	439,724
47,640	Pentair, Ltd.	2,996,080
15,210	Progressive Waste Solutions, Ltd.	446,870
1,080	Proto Labs, Inc.[j]	75,600
10,450	Ritchie Brothers Auctioneers, Inc.[g]	260,623
69,150	Southwest Airlines Company	3,063,345
3,000	Spirit Aerosystems Holdings, Inc.[j]	156,630
4,680	Tennant Company	305,932
56,080	Union Pacific Corporation	6,074,025
10,300	United Continental Holdings, Inc.[j]	692,675
3,050	WABCO Holdings, Inc.[j]	374,784

	Total	56,546,432

Information Technology (2.7%)
3,000	Alliance Data Systems Corporation[j]	888,750
5,050	Amdocs, Ltd.	274,720

Shares	Common Stock (18.4%)	Value
Information Technology (2.7%) - continued
89,544	Apple, Inc.	$11,141,960
32,055	Applied Materials, Inc.	723,161
1,640	Arista Networks, Inc.[j]	115,669
46,440	ARM Holdings plc ADR	2,289,492
13,200	Aspen Technology, Inc.[j]	508,068
61,480	Atmel Corporation	505,980
5,900	AVG Technologies NVj	127,735
10,250	Booz Allen Hamilton Holding Corporation	296,635
31,500	Broadcom Corporation	1,363,792
9,090	Broadridge Financial Solutions, Inc.	500,041
54,050	Brocade Communications Systems, Inc.	641,303
10,300	CDW Corporation	383,572
5,500	Cirrus Logic, Inc.[j]	182,930
305,810	Cisco Systems, Inc.	8,417,420
7,750	Citrix Systems, Inc.[j]	494,992
2,700	Computer Sciences Corporation	176,256
5,100	Comtech Telecommunications Corporation	147,645
80,750	Corning, Inc.	1,831,410
6,070	DST Systems, Inc.	672,010
22,300	eBay, Inc.[j]	1,286,264
13,200	Electronic Arts, Inc.[j]	776,358
267,250	EMC Corporation	6,830,910
2,650	Envestnet, Inc.[j]	148,612
7,735	EVERTEC, Inc.	169,087
87,050	Facebook, Inc.[j]	7,156,816
16,550	Fairchild Semiconductor International, Inc.[j]	300,879
1,182	FARO Technologies, Inc.[j]	73,438
3,380	FEI Company	258,029
8,029	Google, Inc., Class Aj	4,453,686
8,369	Google, Inc., Class Cj	4,586,212
5,850	Guidewire Software, Inc.[j]	307,769
8,300	IAC/InterActiveCorporation	560,001
30,957	Juniper Networks, Inc.	699,009
19,810	LinkedIn Corporation[j]	4,949,727
32,950	Marvell Technology Group, Ltd.	484,365
8,600	Maxim Integrated Products, Inc.	299,366
7,200	Microsemi Corporation[j]	254,880
39,480	Microsoft Corporation	1,605,059
7,600	National Instruments Corporation	243,504
28,700	NetApp, Inc.	1,017,702
6,172	Newport Corporation[j]	117,638
94,056	NVIDIA Corporation	1,968,122
105,500	Oracle Corporation	4,552,325
4,597	Plantronics, Inc.	243,411
8,700	Polycom, Inc.[j]	116,580
9,300	Progress Software Corporation[j]	252,681
19,050	QUALCOMM, Inc.	1,320,927
5,050	Rackspace Hosting, Inc.[j]	260,530
7,550	Red Hat, Inc.[j]	571,912
81,800	Salesforce.com, Inc.[j]	5,465,058
14,550	Samsung Electronics Company, Ltd. GDR	9,357,972
9,403	Sonus Networks, Inc.[j]	74,096
13,900	Symantec Corporation	324,773
66,500	Teradata Corporation[j]	2,935,310
19,253	Teradyne, Inc.	362,919
67,880	Texas Instruments, Inc.	3,881,718
4,908	Textura Corporation[g,j]	133,399
6,900	Total System Services, Inc.	263,235
11,700	Vantiv, Inc.[j]	441,090
7,810	Veeco Instruments, Inc.[j]	238,596
12,849	Virtusa Corporation[j]	531,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (18.4%)	Value
Information Technology (2.7%) - continued
26,590	VMware, Inc.[j]	$2,180,646
4,300	WebMD Health Corporation[j]	188,491
7,000	Western Digital Corporation	637,070
68,200	Xerox Corporation	876,370
22,100	Xilinx, Inc.	934,830

	Total	106,376,605

Materials (0.7%)
11,500	Agnico Eagle Mines, Ltd.	321,310
70,050	Alcoa, Inc.	905,046
8,050	Avery Dennison Corporation	425,925
11,200	Ball Corporation	791,168
68,450	Barrick Gold Corporation	750,212
15,300	Berry Plastics Group, Inc.[j]	553,707
30,400	Celanese Corporation	1,698,144
7,200	Chemtura Corporation[j]	196,488
1,450	Compass Minerals International, Inc.	135,155
17,150	Crown Holdings, Inc.[j]	926,443
45,610	Dow Chemical Company	2,188,368
5,040	Eagle Materials, Inc.	421,142
7,100	Eastman Chemical Company	491,746
39,200	Eldorado Gold Corporation[g]	179,928
10,650	Ferro Corporation[j]	133,657
8,900	Franco-Nevada Corporation[g]	432,006
70,050	Freeport-McMoRan, Inc.	1,327,447
47,650	Goldcorp, Inc.	863,418
15,110	Horsehead Holding Corporation[g,j]	191,293
2,700	Innophos Holdings, Inc.	152,172
34,300	International Paper Company	1,903,307
64,600	Kinross Gold Corporation[j]	144,704
1,450	LyondellBasell Industries NV	127,310
3,450	Martin Marietta Materials, Inc.	482,310
9,470	Materials Select Sector SPDR Fund	461,947
12,200	MeadWestvaco Corporation	608,414
28,850	Newmont Mining Corporation	626,333
44,170	Nucor Corporation	2,099,400
26,700	Owens-Illinois, Inc.[j]	622,644
14,950	Packaging Corporation of America	1,168,941
22,400	Rock-Tenn Company	1,444,800
4,000	Royal Gold, Inc.	252,440
14,800	Sealed Air Corporation	674,288
2,100	Silgan Holdings, Inc.	122,073
22,650	Silver Wheaton Corporation	430,803
2,500	Sonoco Products Company	113,650
4,500	Southern Copper Corporation[g]	131,310
23,030	Steel Dynamics, Inc.	462,903
39,600	Teck Resources, Ltd.[g]	543,708
7,300	Vulcan Materials Company	615,390
2,400	Westlake Chemical Corporation	172,656
52,250	Yamana Gold, Inc.	187,578

	Total	26,481,684

Telecommunications Services (0.1%)
74,389	Verizon Communications, Inc.	3,617,537
29,750	Vonage Holdings Corporation[j]	146,073

	Total	3,763,610

Utilities (0.4%)
4,200	Atmos Energy Corporation	232,260
4,230	Dynegy, Inc.[j]	132,949
10,500	Edison International, Inc.	655,935
7,600	Entergy Corporation	588,924
34,200	FirstEnergy Corporation	1,199,052
2,390	Laclede Group, Inc.	122,416
37,490	NiSource, Inc.	1,655,558
7,900	NorthWestern Corporation	424,941

Shares	Common Stock (18.4%)	Value
Utilities (0.4%) - continued
15,200	NRG Energy, Inc.	$382,888
4,100	OGE Energy Corporation	129,601
99,150	PG&E Corporation	5,261,891
3,360	Portland General Electric Company	124,622
8,900	Public Service Enterprise Group, Inc.	373,088
23,550	Southern Company	1,042,794
3,700	Vectren Corporation	163,318
6,600	Westar Energy, Inc.	255,816
22,800	Wisconsin Energy Corporation[g]	1,128,600

	Total	13,874,653

	Total Common Stock (cost $616,856,250)	711,014,556

Shares	Collateral Held for Securities Loaned (0.7%)	Value
26,186,856	Thrivent Cash Management Trust	26,186,856

	Total Collateral Held for Securities Loaned (cost $26,186,856)	26,186,856

Shares or Principal Amount	Short-Term Investments (23.1%)[k]	Value
	Federal Farm Credit Discount Notes
5,000,000	0.040%, 5/4/2015	4,999,817
	Federal Home Loan Bank Discount Notes
10,000,000	0.038%, 4/1/2015	10,000,000
5,800,000	0.040%, 4/2/2015	5,799,994
83,000,000	0.064%, 4/6/2015	82,999,260
4,000,000	0.085%, 4/9/2015[l]	3,999,924
47,300,000	0.091%, 4/10/2015[l]	47,298,918
31,000,000	0.077%, 4/15/2015	30,999,074
78,700,000	0.089%, 4/17/2015	78,696,878
24,000,000	0.059%, 4/21/2015	23,999,211
69,000,000	0.088%, 4/22/2015[l]	68,996,442
80,800,000	0.077%, 4/24/2015[l]	80,796,020
15,000,000	0.040%, 4/27/2015	14,999,567
100,200,000	0.076%, 4/29/2015	100,194,078
19,000,000	0.061%, 5/1/2015	18,999,029
2,270,000	0.055%, 5/5/2015	2,269,882
19,000,000	0.075%, 5/6/2015	18,998,615
29,300,000	0.058%, 5/8/2015	29,298,268
55,000,000	0.071%, 5/13/2015	54,995,450
55,000,000	0.070%, 5/15/2015	54,995,294
8,000,000	0.070%, 5/22/2015	7,999,207
47,300,000	0.062%, 5/27/2015	47,295,427
13,000,000	0.060%, 5/29/2015	12,998,743
10,000,000	0.065%, 6/3/2015	9,998,863
20,000,000	0.060%, 6/8/2015	19,997,733
15,000,000	0.060%, 6/17/2015	14,998,075
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.040%, 4/28/2015	999,970
10,300,000	0.055%, 5/4/2015[l]	10,299,481
3,600,000	0.060%, 5/11/2015[l]	3,599,760
10,100,000	0.047%, 5/26/2015[l]	10,099,272
300,000	0.075%, 6/11/2015[l]	299,956
	Federal National Mortgage Association Discount Notes
5,000,000	0.042%, 5/13/2015	4,999,755
13,000,000	0.121%, 8/12/2015	12,994,181

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (23.1%)[k]	Value
	U.S. Treasury Bills
3,000,000	0.020%, 6/18/2015[m]	$2,999,870
1,000,000	0.048%, 8/6/2015	999,833

	Total Short-Term Investments (at amortized cost)	893,915,847

	Total Investments (cost $4,043,160,731) 111.0%	$4,296,773,713

	Other Assets and Liabilities, Net (11.0%)	(426,199,898)

	Total Net Assets 100.0%	$3,870,573,815

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $102,608,517 or 2.7% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2015, $29,398,588 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At March 31, 2015, $2,999,870 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
ARES CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	2,572,557
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	375,269
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,143,329
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,506,707
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,297
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton 2015-VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	825,000
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,978,691
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,763,402
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	823,762

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$289,532,370
Gross unrealized depreciation	(35,919,388)

Net unrealized appreciation (depreciation)	$253,612,982

Cost for federal income tax purposes	$4,043,160,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,691,503	–	7,391,576	1,299,927
Capital Goods	6,396,463	–	6,396,463	–
Communications Services	55,057,334	–	50,901,747	4,155,587
Consumer Cyclical	24,704,488	–	24,704,488	–
Consumer Non-Cyclical	18,205,162	–	16,692,660	1,512,502
Energy	9,297,943	–	7,982,503	1,315,440
Financials	9,022,108	–	9,022,108	–
Technology	5,812,122	–	5,812,122	–
Transportation	5,971,060	–	5,971,060	–
Utilities	4,366,395	–	4,366,395	–
Long-Term Fixed Income
Asset-Backed Securities	63,971,769	–	62,822,812	1,148,957
Basic Materials	13,522,071	–	13,522,071	–
Capital Goods	17,188,537	–	17,188,537	–
Collateralized Mortgage Obligations	67,092,055	–	61,792,055	5,300,000
Commercial Mortgage-Backed Securities	33,974,985	–	33,974,985	–
Communications Services	46,679,418	–	46,679,418	–
Consumer Cyclical	25,698,923	–	25,698,923	–
Consumer Non-Cyclical	37,292,642	–	37,292,642	–
Energy	47,737,685	–	47,737,685	–
Financials	105,773,476	–	105,773,476	–
Foreign Government	2,940,991	–	2,940,991	–
Mortgage-Backed Securities	433,145,628	–	433,145,628	–
Technology	10,879,387	–	10,879,387	–
Transportation	12,890,680	–	12,890,680	–
U.S. Government and Agencies	320,394,320	–	320,394,320	–
Utilities	31,856,325	–	31,856,325	–
Affiliated Mutual Funds
Equity Mutual Funds	496,233,109	496,233,109	–	–
Fixed Income Mutual Funds	750,859,875	750,859,875	–	–
Common Stock
Consumer Discretionary	81,662,399	81,662,399	–	–
Consumer Staples	26,438,510	26,438,510	–	–
Energy	120,970,956	120,893,464	77,492	–
Financials	185,675,202	185,675,202	–	–
Health Care	89,224,505	89,224,505	–	–
Industrials	56,546,432	56,546,432	–	–
Information Technology	106,376,605	106,376,605	–	–
Materials	26,481,684	26,481,684	–	–
Telecommunications Services	3,763,610	3,763,610	–	–
Utilities	13,874,653	13,874,653	–	–
Collateral Held for Securities Loaned	26,186,856	26,186,856	–	–
Short-Term Investments	893,915,847	–	893,915,847	–

Total	$4,296,773,713	$1,984,216,904	$2,297,824,396	$14,732,413

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,319,340	6,319,340	–	–

Total Asset Derivatives	$6,319,340	$6,319,340	$–	$–

Liability Derivatives
Futures Contracts	3,710,579	3,710,579	–	–
Credit Default Swaps	66,712	–	66,712	–

Total Liability Derivatives	$3,777,291	$3,710,579	$66,712	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(1,592)	June 2015	($347,819,262)	($348,896,750)	($1,077,488)
5-Yr. U.S. Treasury Bond Futures	1,705	June 2015	203,297,351	204,959,653	1,662,302
10-Yr. U.S. Treasury Bond Futures	1,115	June 2015	142,819,280	143,730,469	911,189
30-Yr. U.S. Treasury Bond Futures	1,185	June 2015	192,121,799	194,191,875	2,070,076
Eurex EURO STOXX 50 Futures	2,380	June 2015	92,636,561	92,664,459	27,898
Mini MSCI EAFE Index Futures	764	June 2015	68,700,879	69,902,180	1,201,301
S&P 400 Index Mini-Futures	(605)	June 2015	(89,314,809)	(91,947,900)	(2,633,091)
S&P 500 Index Futures	311	June 2015	159,891,763	160,227,200	335,437
Ultra Long Term U.S. Treasury Bond Futures	122	June 2015	20,613,613	20,724,750	111,137
Total Futures Contracts					$2,608,761

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	($30,250,000)	($38,963)	($38,963)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(45,400,000)	(27,749)	(27,749)
Total Credit Default Swaps				($66,712)	($66,712)

1	As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Partner Small Cap Value	$37,953,593	$–	$–	1,342,036	$38,423,708	$–
Small Cap Stock	30,163,511	–	–	1,641,909	31,228,782	–
Partner Mid Cap Value	47,562,494	–	–	2,622,430	48,518,894	–
Mid Cap Stock	58,243,532	–	–	3,088,876	59,862,412	–
Partner Worldwide Allocation	150,325,753	–	–	16,163,017	156,739,238	–
Large Cap Value	131,067,726	–	–	7,807,552	131,438,585	–
Large Cap Stock	28,780,001	–	–	2,334,504	30,021,490	–
High Yield	95,969,477	1,413,070	165,843	19,946,302	98,391,116	1,413,337
Income	247,493,205	2,243,172	386,966	23,743,537	252,552,879	2,244,691
Limited Maturity Bond	397,227,386	1,361,005	912,134	40,517,505	399,915,880	1,365,398
Cash Management Trust-Collateral Investment	24,079,812	208,725,344	206,618,300	26,186,856	26,186,856	35,468
Total Value and Income Earned	1,248,866,490				1,273,279,840	5,058,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$59,244	3.500%, 5/22/2020	$40,829
	Crown Americas, LLC, Term Loan
62,344	4.000%, 10/22/2021	62,867
	Fortescue Metals Group, Ltd., Term Loan
119,014	3.750%, 6/30/2019	107,289
	Ineos Group Holdings, Ltd., Term Loan
106,109	3.750%, 5/4/2018	105,313
	NewPage Corporation, Term Loan
132,204	9.500%, 2/11/2021	126,504
	Tronox Pigments BV, Term Loan
113,650	4.000%, 3/19/2020	113,519
	Wausau Paper Corporation, Term Loan
74,438	6.500%, 7/30/2020	74,996

	Total	631,317

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
105,196	3.750%, 10/9/2019	103,938
	Berry Plastics Group, Inc., Term Loan
77,863	3.500%, 2/8/2020	77,629
	Rexnord, LLC, Term Loan
106,380	4.000%, 8/21/2020	106,306
	Silver II Borrower, Term Loan
99,357	4.000%, 12/13/2019	94,058
	STHI Holding Corporation, Term Loan
99,500	4.500%, 8/6/2021	99,293

	Total	481,224

Communications Services (3.4%)
	Altice Financing SA, Term Loan
87,500	0.000%, 2/4/2022[b,c]	88,156
	Atlantic Broadband Penn, LLC, Term Loan
48,903	3.250%, 11/30/2019	48,487
	Birch Communication Inc., Term Loan
106,868	7.750%, 7/17/2020	105,799
	Cengage Learning Acquisitions, Term Loan
89,100	7.000%, 3/31/2020	89,355
	Charter Communications Operating, LLC, Term Loan
25,803	3.000%, 7/1/2020	25,692
53,055	3.000%, 1/3/2021	52,848
	Cincinnati Bell, Inc., Term Loan
106,380	4.000%, 9/10/2020	106,181
	Cumulus Media Holdings, Inc., Term Loan
58,347	4.250%, 12/23/2020	57,223
	Fairpoint Communications, Term Loan
106,105	7.500%, 2/14/2019	107,874
	Grande Communications Networks, LLC, Term Loan
106,111	4.500%, 5/29/2020	104,985
	Gray Television, Inc., Term Loan
66,772	3.750%, 6/13/2021	66,706
	Hargray Communications Group, Inc., Term Loan
49,463	5.250%, 6/26/2019	49,633

Principal Amount	Bank Loans (10.6%)[a]	Value
Communications Services (3.4%) - continued
	iHeartCommunications, Inc., Term Loan
$108,000	6.928%, 1/30/2019	$102,551
	IMG Worldwide, Inc., Term Loan
89,325	5.250%, 5/6/2021	88,454
	Integra Telecom Holdings, Inc., Term Loan
106,105	5.250%, 2/22/2019	105,873
	Intelsat Jackson Holdings SA, Term Loan
77,173	3.750%, 6/30/2019	76,845
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	79,115
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
25,000	0.000%, 1/7/2022[b,c]	24,610
120,000	4.500%, 1/7/2022	119,326
	LTS Buyer, LLC, Term Loan
89,507	4.000%, 4/13/2020	89,116
	MCC Georgia, LLC, Term Loan
79,400	3.750%, 6/30/2021	79,003
	McGraw-Hill Global Education, LLC, Term Loan
90,804	5.750%, 3/22/2019	91,439
	NEP/NCP Holdco, Inc., Term Loan
106,385	4.250%, 1/22/2020	103,459
	NTelos, Inc., Term Loan
106,096	5.750%, 11/9/2019	90,712
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
111,920	5.500%, 7/31/2018	111,361
	SBA Senior Finance II, LLC, Term Loan
99,250	3.250%, 3/24/2021	98,618
	TNS, Inc., Term Loan
73,603	5.000%, 2/14/2020	73,695
	Univision Communications, Inc., Term Loan
106,095	4.000%, 3/1/2020	105,849
	Virgin Media Investment Holdings, Ltd., Term Loan
69,240	3.500%, 6/7/2020	69,110
	WideOpenWest Finance, LLC, Term Loan
92,842	4.750%, 4/1/2019	92,857
	XO Communications, LLC, Term Loan
99,025	4.250%, 3/20/2021	99,124
	Yankee Cable Acquisition, LLC, Term Loan
103,397	4.500%, 3/1/2020	103,630
	Zayo Group, LLC, Term Loan
92,831	4.000%, 7/2/2019	92,905

	Total	2,800,591

Consumer Cyclical (1.8%)
	Amaya Gaming Group, Inc., Term Loan
87,063	5.000%, 8/1/2021	86,192
	Burlington Coat Factory Warehouse Corporation, Term Loan
89,887	4.250%, 8/13/2021	90,374
	Ceridian HCM Holding, Inc., Term Loan
52,176	4.500%, 9/15/2020	51,361

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.8%) - continued
	Dollar Tree, Inc., Term Loan
$62,500	4.250%, 3/9/2022	$63,134
	FCA US, LLC, Term Loan
89,100	3.250%, 12/31/2018	88,973
	Golden Nugget, Inc., Delayed Draw
18,768	5.500%, 11/21/2019	18,856
	Golden Nugget, Inc., Term Loan
43,792	5.500%, 11/21/2019	43,997
	Hilton Worldwide Finance, LLC, Term Loan
81,306	3.500%, 10/26/2020	81,380
	J.C. Penney Corporation, Inc., Term Loan
106,110	6.000%, 5/22/2018	105,787
	Las Vegas Sands, LLC, Term Loan
79,000	3.250%, 12/19/2020	78,906
	Marina District Finance Company, Inc., Term Loan
77,151	6.500%, 8/15/2018	77,521
	MGM Resorts International, Term Loan
69,559	3.500%, 12/20/2019	69,313
	Michaels Stores, Inc., Term Loan
89,550	4.000%, 1/28/2020	89,790
	Mohegan Tribal Gaming Authority, Term Loan
94,800	5.500%, 11/19/2019	93,950
	Pinnacle Entertainment, Inc., Term Loan
41,746	3.750%, 8/13/2020	41,723
	ROC Finance, LLC, Term Loan
106,380	5.000%, 6/20/2019	102,557
	Scientific Games International, Inc., Term Loan
106,650	6.000%, 10/18/2020	106,943
	Seminole Hard Rock Entertainment, Inc., Term Loan
49,621	3.500%, 5/14/2020	49,311
	Seminole Indian Tribe of Florida, Term Loan
83,226	3.000%, 4/29/2020	83,018

	Total	1,423,086

Consumer Non-Cyclical (1.3%)
	Albertsons, Inc., Term Loan
156,942	5.375%, 3/21/2019	158,010
	Biomet, Inc., Term Loan
92,964	3.674%, 7/25/2017	92,863
	Catalina Marketing Corporation, Term Loan
89,325	4.500%, 4/9/2021	77,564
	CHS/Community Health Systems, Inc., Term Loan
14,585	3.428%, 12/31/2018	14,581
137,527	4.250%, 1/27/2021	138,166
	JBS USA, LLC, Term Loan
71,201	2.984%, 5/25/2018	71,379
9,924	3.750%, 9/18/2020	9,918
	Libbey Glass, Inc., Term Loan
74,438	3.750%, 4/9/2021	73,972
	Ortho-Clinical Diagnostics, Inc., Term Loan
134,112	4.750%, 6/30/2021	132,708

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Non-Cyclical (1.3%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$80,961	5.750%, 3/3/2021	$77,673
	Supervalu, Inc., Term Loan
165,977	4.500%, 3/21/2019	166,507
	Visant Corporation, Term Loan
66,173	7.000%, 9/23/2021	66,407

	Total	1,079,748

Energy (0.7%)
	Arch Coal, Inc., Term Loan
155,337	6.250%, 5/16/2018	119,687
	Energy Solutions, LLC, Term Loan
102,889	6.750%, 5/29/2020	103,115
	Exgen Renewables I, LLC, Term Loan
56,312	5.250%, 2/6/2021	56,594
	McJunkin Red Man Corporation, Term Loan
113,349	5.000%, 11/8/2019	108,702
	MEG Energy Corporation, Term Loan
74,807	3.750%, 3/31/2020	71,562
	Offshore Group Investment, Ltd., Term Loan
99,015	5.750%, 3/28/2019	56,315
	Pacific Drilling SA, Term Loan
79,583	4.500%, 6/3/2018	65,810

	Total	581,785

Financials (0.6%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	100,100
	DJO Finance, LLC, Term Loan
77,869	4.250%, 9/15/2017	78,005
	Harland Clarke Holdings Corporation, Term Loan
103,275	7.000%, 5/22/2018	103,856
	MPH Acquisition Holdings, LLC, Term Loan
45,210	3.750%, 3/31/2021	45,041
	TransUnion, LLC, Term Loan
89,100	4.000%, 4/9/2021	89,045
	WaveDivision Holdings, LLC, Term Loan
86,161	4.000%, 10/15/2019	85,909

	Total	501,956

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
129,528	3.750%, 5/6/2021	129,714
	BMC Software, Inc., Term Loan
102,900	5.000%, 9/10/2020	100,585
	First Data Corporation, Term Loan
108,000	3.674%, 3/23/2018	107,892
	Freescale Semiconductor, Inc., Term Loan
106,115	4.250%, 2/28/2020	106,277
	Infor US, Inc., Term Loan
48,417	3.750%, 6/3/2020	47,941
62,348	3.750%, 6/3/2020	61,646

	Total	554,055

Transportation (0.4%)
	American Airlines, Inc., Term Loan
106,110	3.750%, 6/27/2019	105,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Transportation (0.4%) - continued
	Delta Air Lines, Inc., Term Loan
$118,766	3.250%, 4/20/2017	$118,693
	OSG Bulk Ships, Inc., Term Loan
104,213	5.250%, 8/5/2019	103,431

	Total	328,101

Utilities (0.3%)
	Calpine Corporation, Term Loan
39,775	4.000%, 4/1/2018	39,845
69,125	4.000%, 10/31/2020	69,224
	Intergen NV, Term Loan
106,110	5.500%, 6/15/2020	102,396

	Total	211,465

	Total Bank Loans (cost $8,760,392)	8,593,328

Shares	Common Stock (69.8%)	Value
Consumer Discretionary (5.9%)
3,100	American Axle & Manufacturing Holdings, Inc.[d]	80,073
6,700	Barnes & Noble, Inc.[d]	159,125
1,600	Bayerische Motoren Werke AG	199,255
12,900	Best Buy Company, Inc.	487,491
2,400	Brunswick Corporation	123,480
5,300	Canon Marketing Japan, Inc.	106,308
11,500	Dixons Carphone plc	70,332
11,400	EDION Corporation	85,687
7,800	Gap, Inc.	337,974
8,700	Hakuhodo Dy Holdings, Inc.	92,492
2,900	Hennes & Mauritz AB	117,502
26,534	Home Retail Group plc	64,717
10,500	Honda Motor Company, Ltd.	342,751
25,978	ITV plc	97,262
7,700	Lowe’s Companies, Inc.	572,803
38,000	Luk Fook Holdings International, Ltd.	105,963
2,000	Macy’s, Inc.	129,820
2,350	Madison Square Garden Company[d]	198,928
900	RTL Group SA	86,544
8,400	Ruth’s Hospitality Group, Inc.	133,392
11,600	Sekisui House, Ltd.	168,432
53,000	SJM Holdings, Ltd.	69,222
21,900	Sky Network Television, Ltd.	96,632
9,900	Stage Stores, Inc.	226,908
9,000	Suzuki Motor Corporation	270,308
4,500	Target Corporation	369,315

	Total	4,792,716

Consumer Staples (3.1%)
4,200	Archer-Daniels-Midland Company	199,080
5,643	Associated British Foods plc	235,499
4,000	Coca-Cola Enterprises, Inc.	176,800
700	Henkel AG & Company KGaA	72,235
8,753	Imperial Tobacco Group plc	383,960
6,900	Mondelez International, Inc.	249,021
25,550	Rite Aid Corporation[d]	222,029
6,300	Tyson Foods, Inc.	241,290
1,000	Walgreens Boots Alliance, Inc.	84,680
2,738	Wal-Mart Stores, Inc.	225,200
3,095	Wesfarmers, Ltd.	103,354
4,100	Whole Foods Market, Inc.	213,528
47,100	Wilmar International, Ltd.	111,815

	Total	2,518,491

Shares	Common Stock (69.8%)	Value
Energy (4.3%)
60,583	BP plc	$392,707
11,641	BW LPG, Ltd.[e]	93,617
6,000	CAT Oil AG	67,128
14,600	Eni SPA	252,698
11,700	ERG SPA	153,103
11,200	Exxon Mobil Corporation	952,000
9,000	Halliburton Company	394,920
20,600	Patterson-UTI Energy, Inc.	386,765
17,600	Pioneer Energy Services Corporation[d]	95,392
9,248	Royal Dutch Shell plc, Class B	288,077
6,800	Total SA	338,006
2,400	Whiting Petroleum Corporation[d]	74,160

	Total	3,488,573

Financials (22.5%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	64,813
100	Acadia Realty Trust	3,488
200	Agree Realty Corporation	6,594
700	Alexandria Real Estate Equities, Inc.	68,628
3,500	Allianz SE	607,656
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	33,864
10,900	American Campus Communities, Inc.	467,283
4,100	AmTrust Financial Services, Inc.	233,638
800	Apartment Investment & Management Company	31,488
8,600	Apollo Investment Corporation	66,005
3,950	Ares Capital Corporation	67,821
400	Ashford Hospitality Trust, Inc.	3,848
3,479	Australia & New Zealand Banking Group, Ltd.	96,786
500	AvalonBay Communities, Inc.	87,125
3,400	AXA SA	85,575
19,700	Banco Santander SA	147,678
44,000	Bank Leumi Le-Israel BMd	163,164
27,350	Bank of America Corporation	420,916
1,969	Bank of Nova Scotia	98,780
7,200	Bank of Queensland, Ltd.	75,447
12,000	Bank of Yokohama, Ltd.	70,280
800	BioMed Realty Trust, Inc.	18,128
2,300	BlackRock Resources & Commodities Strategy Trust	21,988
800	Boston Properties, Inc.	112,384
1,102	Brixmor Property Group, Inc.	29,258
500	Camden Property Trust	39,065
3,550	Cash America International, Inc.	82,715
50	Chatham Lodging Trust	1,471
56	Chesapeake Lodging Trust	1,894
23,000	Cheung Kong Holdings, Ltd.	469,902
10,000	Citigroup, Inc.	515,200
2,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	42,790
275	Cousins Properties, Inc.	2,915
900	CubeSmart	21,735
34	Daiwa House Residential Investment Corporation	74,179
5,300	DBS Group Holdings, Ltd.	78,588
500	DDR Corporation	9,310
200	Digital Realty Trust, Inc.	13,192
3,250	Doubleline Income Solutions Fund	64,513
3,600	Duke Realty Corporation	78,372
200	DuPont Fabros Technology, Inc.	6,536
3,750	Enova International, Inc.[d]	73,838
300	EPR Properties	18,009
400	Equity Lifestyle Properties, Inc.	21,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (69.8%)	Value
Financials (22.5%) - continued
1,100	Equity Residential	$85,646
1,400	Erie Indemnity Company	122,164
200	Essex Property Trust, Inc.	45,980
7,300	First Financial Bancorp	130,013
5,400	First Horizon National Corporation	77,166
1,895	First Trust High Income Long/Short Fund	31,040
9,800	Forestar Real Estate Group, Inc.[d]	154,546
2,439	General Growth Properties, Inc.	72,072
200	Geo Group, Inc.	8,748
1,025	Guggenheim Multi-Asset Income ETF	22,601
11,700	Hang Seng Bank, Ltd.	211,757
1,000	Hannover Rueckversicherung SE	103,334
1,400	HCP, Inc.	60,494
957	Health Care REIT, Inc.	74,034
1,300	Healthcare Trust of America, Inc.	36,218
700	Highwoods Properties, Inc.	32,046
3,000	Horace Mann Educators Corporation	102,600
11	Hoshino Resorts REIT, Inc.	135,017
400	Hospitality Properties Trust	13,196
15,700	Host Hotels & Resorts, Inc.	316,826
82,397	HSBC Holdings plc	702,137
16,050	Huntington Bancshares, Inc.	177,352
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	55,820
13,925	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,561,271
13,473	iShares S&P U.S. Preferred Stock Index Fund	540,402
38	Japan Logistics Fund, Inc.	78,971
14,400	KeyCorp	203,904
100	Kilroy Realty Corporation	7,617
3,000	Kimco Realty Corporation	80,550
300	LaSalle Hotel Properties	11,658
3,050	Lazard, Ltd.	160,399
18,000	Link REIT	111,045
475	Macerich Company	40,057
500	Medical Properties Trust, Inc.	7,370
10,250	MetLife, Inc.	518,137
11,462	MFS Intermediate Income Trust	55,820
300	Mid-America Apartment Communities, Inc.	23,181
14,000	Morgan Stanley	499,660
1,700	Muenchener Rueckversicherungs-Gesellschaft AG	365,298
3,700	National Australia Bank, Ltd.	108,315
300	National Health Investors, Inc.	21,303
700	National Retail Properties, Inc.	28,679
1,500	NorthStar Realty Finance Corporation	27,180
6,968	Nuveen Quality Preferred Income Fund II	63,827
5,500	OFG Bancorp	89,760
300	Omega Healthcare Investors, Inc.	12,171
200	Outfront Media, Inc.	5,984
600	Parkway Properties, Inc.	10,410
500	Physicians Realty Trust	8,805
4,377	PIMCO Dynamic Credit Income Fund	89,378
2,875	Power Corporation of Canada	76,089
18,944	PowerShares Preferred Portfolio	282,455
3,500	Principal Financial Group, Inc.	179,795
19,600	Progressive Corporation	533,120
2,400	Prologis, Inc.	104,544
500	Public Storage, Inc.	98,570
300	Regency Centers Corporation	20,412
10,350	Regions Financial Corporation	97,807

Shares	Common Stock (69.8%)	Value
Financials (22.5%) - continued
4,900	Retail Properties of America, Inc.	$78,547
11,761	RioCan Real Estate Investment Trust	269,011
1,200	RLJ Lodging Trust	37,572
8,748	Royal Bank of Canada	526,586
100	Senior Housing Property Trust	2,219
1,000	Simon Property Group, Inc.	195,640
100	SL Green Realty Corporation	12,838
3,375	Solar Capital, Ltd.	68,310
167	Sovran Self Storage, Inc.	15,688
3,300	Spirit Realty Captial, Inc.	39,864
46	Store Capital Corporation	1,074
4,800	Sumitomo Mitsui Financial Group, Inc.	183,862
25,224	Summit Hotel Properties, Inc.	354,902
6,414	Sun Life Financial, Inc.	197,654
1,400	Swiss Re AG	135,041
5,900	T&D Holdings, Inc.	81,043
733	Tanger Factory Outlet Centers, Inc.	25,780
100	Taubman Centers, Inc.	7,713
9,283	Templeton Global Income Fund	66,745
150	Terreno Realty Corporation	3,420
2,600	Tokio Marine Holdings, Inc.	98,142
18	Top REIT, Inc.	74,918
8,617	Toronto-Dominion Bank	368,819
7,762	U.S. Bancorp	338,967
800	UDR, Inc.	27,224
450	Urban Edge Properties	10,665
1,645	Vanguard Short-Term Corporate Bond ETF	131,945
1,000	Ventas, Inc.	73,020
800	Vornado Realty Trust	89,600
12,266	Wells Fargo & Company	667,270
4,234	Western Asset Emerging Markets Debt Fund, Inc.	66,686
6,718	Western Asset High Income Opportunity Fund, Inc.	35,740
200	WP Carey, Inc.	13,600
1,200	Zurich Insurance Group AGd	405,603

	Total	18,299,298

Health Care (10.9%)
2,000	Abaxis, Inc.	128,220
2,600	Abbott Laboratories	120,458
1,450	AbbVie, Inc.	84,883
1,100	Actelion, Ltd.	126,867
5,250	Aetna, Inc.	559,282
2,506	AmerisourceBergen Corporation	284,857
5,787	AMN Healthcare Services, Inc.[d]	133,506
9,200	Astellas Pharmaceutical, Inc.	150,741
1,300	Bayer AG	194,500
350	Biogen, Inc.[d]	147,784
1,232	Boiron SA	132,168
32,250	Boston Scientific Corporation[d]	572,438
6,050	Bruker Corporation[d]	111,744
3,100	Cardinal Health, Inc.	279,837
4,900	Centene Corporation[d]	346,381
2,300	CSL, Ltd.	160,913
2,708	Eli Lilly and Company	196,736
19,459	Fisher & Paykel Healthcare Corporation, Ltd.	95,654
4,900	Gilead Sciences, Inc.[d]	480,837
6,757	GlaxoSmithKline plc	155,545
4,250	HCA Holdings, Inc.[d]	319,728
11,000	Healthways, Inc.[d]	216,700
4,287	ICON plc[d]	302,362
700	Lonza Group AG	87,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (69.8%)	Value
Health Care (10.9%) - continued
650	McKesson Corporation	$147,030
11,900	Merck & Company, Inc.	684,012
7,100	Otsuka Holdings Company, Ltd.	222,114
4,300	PAREXEL International Corporation[d]	296,657
23,350	Pfizer, Inc.	812,347
5,800	Quest Diagnostics, Inc.	445,730
2,500	Quintiles Transnational Holdings, Inc.[d]	167,425
6,000	Recordati SPA	112,049
600	Roche Holding AG	163,616
500	Roche Holding AG	137,396
5,400	Sagent Pharmaceuticals, Inc.[d]	125,550
1,900	Shire plc	151,473

	Total	8,854,689

Industrials (7.3%)
4,400	Allison Transmission Holdings, Inc.	140,536
5,732	Canadian National Railway Company	383,868
3,900	Caterpillar, Inc.	312,117
6,400	COMSYS Holdings Corporation	78,955
7,800	Con-way, Inc.	344,214
8,300	Delta Air Lines, Inc.	373,168
9,900	Expeditors International of Washington, Inc.	476,982
8,000	Flowserve Corporation	451,920
10,450	General Electric Company	259,264
20,000	Hutchison Whampoa, Ltd.	277,217
19,100	ITOCHU Corporation	206,698
2,700	Jacobs Engineering Group, Inc.[d]	121,932
8,500	KAR Auction Services, Inc.	322,405
4,900	KONE Oyj	217,267
8,350	Meritor, Inc.[d]	105,293
7,500	Pentair, Ltd.	471,675
4,400	Quad/Graphics, Inc.	101,112
2,900	Safran SA	202,627
3,400	Siemens AG	367,723
3,650	Southwest Airlines Company	161,695
3,780	Stantec, Inc.	90,460
8,000	TOTO, Ltd.	118,792
7,582	Wajax Corporation	144,810
2,100	Woodward, Inc.	107,121
6,143	WS Atkins plc	115,986

	Total	5,953,837

Information Technology (8.0%)
1,200	Accenture plc	112,428
3,500	Akamai Technologies, Inc.[d]	248,658
7,400	Aspen Technology, Inc.[d]	284,826
12,150	Broadcom Corporation	526,034
38,850	Brocade Communications Systems, Inc.	460,955
3,100	Canon, Inc.	109,682
14,000	Cirrus Logic, Inc.[d]	465,640
19,360	Cisco Systems, Inc.	532,884
2,000	Computer Sciences Corporation	130,560
463	Constellation Software, Inc.	160,028
14,450	Corning, Inc.	327,726
4,900	Electronic Arts, Inc.[d]	288,193
17,650	EMC Corporation	451,134
100	Equinix, Inc.	23,285
600	F5 Networks, Inc.[d]	68,964
9,100	FUJIFILM Holdings NPV	323,747
23,200	Global Cash Access Holdings, Inc.[d]	176,784
4,400	Hoya Corporation	176,151
7,700	Juniper Networks, Inc.	173,866
21,250	Marvell Technology Group, Ltd.	312,375

Shares	Common Stock (69.8%)	Value
Information Technology (8.0%) - continued
2,697	Melexis NV	$160,933
3,350	NetApp, Inc.	118,791
15,400	NVIDIA Corporation	322,245
5,300	Pegasystems, Inc.	115,275
8,900	Vishay Intertechnology, Inc.	122,998
7,700	Xilinx, Inc.	325,710

	Total	6,519,872

Materials (2.1%)
3,500	Berry Plastics Group, Inc.[d]	126,665
185,350	Centamin plc	157,667
2,800	Dow Chemical Company	134,344
87,000	Kobe Steel, Ltd.	160,464
4,900	LyondellBasell Industries NV	430,220
1,400	Nitto Denko Corporation	93,483
13,579	Norsk Hydro ASA	71,376
3,500	Rock-Tenn Company	225,750
2,500	Voestalpine AG	91,450
3,350	Westlake Chemical Corporation	240,999

	Total	1,732,418

Telecommunications Services (3.3%)
12,000	BCE, Inc.	508,026
228,300	Bezeq Israel Telecommunication Corporation, Ltd.	425,127
42,511	BT Group plc	276,229
22,800	KDDI Corporation	515,110
7,700	Nippon Telegraph & Telephone Corporation	475,329
105,100	Singapore Telecommunications, Ltd.	335,378
27,350	Vonage Holdings Corporation[d]	134,288

	Total	2,669,487

Utilities (2.4%)
105,600	A2A SPA	109,650
109,700	Electricidade de Portugal SA	410,841
9,400	Endesa SA	181,465
25,900	Enel SPA	117,001
8,000	FirstEnergy Corporation	280,480
7,200	Fortum Oyj	150,841
6,000	Gas Natural SDG SA	134,712
12,700	GDF Suez	250,736
34,000	Iberdrola SA	219,250
5,000	Verbund AG	83,561

	Total	1,938,537

	Total Common Stock (cost $54,842,785)	56,767,918

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
49,635	5.530%, 4/25/2047	49,335

	Total	49,335

Basic Materials (0.4%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,154
	Anglo American Capital plc
9,000	1.203%, 4/15/2016[e,f]	8,995
	ArcelorMittal
50,000	6.250%, 3/1/2021	53,125
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Basic Materials (0.4%) - continued
	First Quantum Minerals, Ltd.
$55,000	7.000%, 2/15/2021[e]	$50,738
	FMG Resources August 2006 Pty., Ltd.
11,888	6.875%, 2/1/2018[e]	11,650
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,978
12,000	2.375%, 3/15/2018	11,941
	Hexion US Finance Corporation
26,748	8.875%, 2/1/2018	23,605
	Ineos Finance plc
31,000	7.500%, 5/1/2020[e]	32,705
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	11,028
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	41,928
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[e]	36,706
	Vale Overseas, Ltd.
12,000	6.250%, 1/23/2017	12,716

	Total	328,789

Capital Goods (0.4%)
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	23,438
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[e]	54,258
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	26,815
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	50,437
	Harsco Corporation
12,000	2.700%, 10/15/2015	12,000
	Ingersoll-Rand Global Holding Company, Ltd.
16,000	6.875%, 8/15/2018	18,592
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	12,919
	Martin Marietta Materials, Inc.
16,000	1.373%, 6/30/2017[f]	15,912
	Nortek, Inc.
26,748	8.500%, 4/15/2021	28,620
	Owens-Brockway Glass Container, Inc.
55,000	5.000%, 1/15/2022[e]	56,026
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	28,620
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,035

	Total	338,672

Collateralized Mortgage Obligations (2.8%)
	Alternative Loan Trust
155,198	5.500%, 10/25/2035	141,401
	Banc of America Alternative Loan Trust
69,527	6.000%, 11/25/2035	60,752
	CHL Mortgage Pass-Through Trust
109,122	4.911%, 1/25/2036	101,591
	Citigroup Mortgage Loan Trust, Inc.
28,112	2.769%, 3/25/2037	21,875
	CitiMortgage Alternative Loan Trust
106,478	5.750%, 4/25/2037	91,404

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
	Countrywide Alternative Loan Trust
$88,693	6.500%, 8/25/2036	$69,547
266,499	6.000%, 4/25/2037	197,024
	Credit Suisse First Boston Mortgage Securities Corporation
67,539	5.250%, 10/25/2035	67,186
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
71,195	5.500%, 11/25/2035	67,224
	HomeBanc Mortgage Trust
51,532	2.163%, 4/25/2037	38,050
	J.P. Morgan Alternative Loan Trust
161,263	6.500%, 3/25/2036	140,188
	J.P. Morgan Mortgage Trust
92,745	2.239%, 6/25/2035	92,413
102,864	2.659%, 6/25/2035	103,929
78,095	2.654%, 8/25/2035	77,524
94,970	2.539%, 1/25/2037	86,291
	MortgageIT Trust
80,459	0.434%, 12/25/2035[f]	73,267
	New York Mortgage Trust
87,311	2.878%, 5/25/2036	78,938
	Residential Accredit Loans, Inc.
84,436	5.750%, 9/25/2035	76,219
	Residential Funding Mortgage Security I Trust
98,580	6.000%, 7/25/2037	89,225
	Structured Adjustable Rate Mortgage Loan Trust
100,686	2.627%, 9/25/2035	84,797
	Structured Asset Mortgage Investments, Inc.
144,898	0.484%, 12/25/2035[f]	110,382
	WaMu Mortgage Pass Through Certificates
77,480	2.258%, 10/25/2036	69,153
140,471	0.868%, 1/25/2047[f]	113,895
	Wells Fargo Mortgage Backed Securities Trust
80,249	2.615%, 3/25/2036	79,940
71,833	2.623%, 7/25/2036	70,070
66,387	6.000%, 7/25/2037	67,087

	Total	2,269,372

Communications Services (1.2%)
	21st Century Fox America, Inc.
14,000	6.900%, 3/1/2019	16,567
	AMC Networks, Inc.
46,748	7.750%, 7/15/2021	50,722
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,241
	American Tower Corporation
16,000	7.000%, 10/15/2017	18,020
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,217
	CC Holdings GS V, LLC
21,000	2.381%, 12/15/2017	21,176
	CCO Holdings, LLC
26,748	7.000%, 1/15/2019	27,818
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,756
	Cequel Communications Escrow I, LLC
50,000	6.375%, 9/15/2020[e]	52,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Communications Services (1.2%) - continued
	Columbus International, Inc.
$50,000	7.375%, 3/30/2021[e]	$52,563
	Cox Communications, Inc.
12,000	9.375%, 1/15/2019[e]	15,126
	Digicel, Ltd.
56,748	6.000%, 4/15/2021[e]	53,911
	DIRECTV Holdings, LLC
10,000	5.875%, 10/1/2019	11,519
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,700
	Frontier Communications Corporation
55,000	6.875%, 1/15/2025	54,450
	Hughes Satellite Systems Corporation
33,000	6.500%, 6/15/2019	35,805
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	27,550
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	35,764
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	50,625
	SBA Tower Trust
16,000	5.101%, 4/17/2017[e]	16,734
	Sprint Corporation
55,000	7.625%, 2/15/2025	54,725
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,515
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,900
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	40,600
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	43,050
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	37,642
16,000	4.500%, 9/15/2020	17,668
	West Corporation
50,000	5.375%, 7/15/2022[e]	48,875
	Wind Acquisition Finance SA
40,000	4.750%, 7/15/2020[e]	40,100

	Total	983,027

Consumer Cyclical (1.0%)
	Alibaba Group Holding, Ltd.
15,000	2.500%, 11/28/2019[e]	15,005
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	33,200
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[e]	31,050
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	29,666
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	30,845
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[e]	9,103
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[e]	16,081
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	17,447
14,000	2.597%, 11/4/2019	14,185
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	27,250

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Cyclical (1.0%) - continued
$21,000	4.375%, 9/25/2021	$22,304
	GLP Capital, LP
60,000	4.875%, 11/1/2020	61,500
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021	52,625
	Hyundai Capital America
12,000	1.450%, 2/6/2017[e]	12,013
5,000	2.000%, 3/19/2018[e]	5,080
	Jaguar Land Rover Automotive plc
30,000	4.250%, 11/15/2019[e]	30,825
33,000	5.625%, 2/1/2023[e]	34,733
	KB Home
29,000	4.750%, 5/15/2019	28,348
	L Brands, Inc.
33,000	6.625%, 4/1/2021	37,802
	Lennar Corporation
50,000	4.750%, 11/15/2022	50,875
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	15,821
	MGM Resorts International
55,000	6.000%, 3/15/2023	56,513
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	54,982
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,550
	TRW Automotive, Inc.
9,000	7.250%, 3/15/2017[e]	9,844
	United Rentals, Inc.
55,000	5.500%, 7/15/2025	56,031
	Volkswagen Group of America Finance, LLC
14,000	0.701%, 11/20/2017[e,f]	14,003
	Walgreens Boots Alliance, Inc.
14,000	2.700%, 11/18/2019	14,302

	Total	801,983

Consumer Non-Cyclical (0.9%)
	Actavis Funding SCS
7,000	1.523%, 3/12/2020[f]	7,095
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	39,950
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,755
	CareFusion Corporation
13,000	1.450%, 5/15/2017	13,010
	Celgene Corporation
20,000	1.900%, 8/15/2017	20,255
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	34,980
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022[e]	53,006
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,224
	EMD Finance, LLC
6,000	0.619%, 3/17/2017[e,f]	5,998
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	51,125
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[e]	16,068
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	29,289
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Non-Cyclical (0.9%) - continued
	IMS Health, Inc.
$30,000	6.000%, 11/1/2020[e]	$31,238
	JBS Finance II, Ltd.
26,748	8.250%, 1/29/2018*	27,639
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,031
	Medco Health Solutions, Inc.
7,000	7.125%, 3/15/2018	8,058
	Medtronic, Inc.
14,000	2.500%, 3/15/2020[e]	14,310
	Merck & Company, Inc.
5,000	0.631%, 2/10/2020[f]	5,020
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,090
	Ortho-Clinical Diagnostics, Inc.
50,000	6.625%, 5/15/2022[e]	44,375
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[e]	11,605
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	27,617
	SABMiller plc
12,000	6.500%, 7/15/2018[e]	13,739
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,992
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	34,980
	Sysco Corporation
21,000	2.350%, 10/2/2019	21,486
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	55,125
	Tyson Foods, Inc.
16,000	2.650%, 8/15/2019	16,383
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	28,286
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	27,039
	Whirlpool Corporation
14,000	1.650%, 11/1/2017	14,089
	Zimmer Holdings, Inc.
5,000	2.000%, 4/1/2018	5,040

	Total	716,648

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,549
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	16,994
	Calumet Specialty Products Partners, LP
50,000	6.500%, 4/15/2021[e]	48,500
	CNOOC Nexen Finance
10,000	1.625%, 4/30/2017	9,977
	CNPC General Capital, Ltd.
13,000	2.750%, 4/19/2017[e]	13,230
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	54,206
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	40,400
	Enbridge, Inc.
8,000	0.712%, 6/2/2017[f]	7,899

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Energy (0.8%) - continued
	EQT Corporation
$10,000	8.125%, 6/1/2019	$11,946
	Harvest Operations Corporation
26,748	6.875%, 10/1/2017	24,341
	Hess Corporation
8,000	8.125%, 2/15/2019	9,605
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,963
	Linn Energy, LLC
25,000	6.250%, 11/1/2019	19,750
26,748	8.625%, 4/15/2020	22,803
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	30,360
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	22,800
	Petroleos Mexicanos
30,000	4.250%, 1/15/2025[e]	30,407
70,000	5.625%, 1/23/2046[e]	71,050
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	52,000
	Rosetta Resources, Inc.
55,000	5.875%, 6/1/2022	51,837
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025[e]	54,381
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	15,814
	Suncor Energy, Inc.
8,000	6.100%, 6/1/2018	9,012
	Weatherford International, Ltd.
11,000	6.000%, 3/15/2018	11,563

	Total	655,387

Financials (1.4%)
	Abbey National Treasury Services plc
14,000	0.683%, 9/29/2017[f]	13,961
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,930
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,150
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[e]	8,170
	Bank of America Corporation
18,000	5.700%, 5/2/2017	19,393
16,000	1.700%, 8/25/2017	16,062
31,000	1.335%, 3/22/2018[f]	31,353
25,000	5.650%, 5/1/2018	27,732
15,000	8.000%, 12/29/2049[g]	16,031
	Barclays Bank plc
8,000	5.140%, 10/14/2020	8,888
	Barclays plc
14,000	2.750%, 11/8/2019	14,138
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,220
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	22,313
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,232
	Caisse Centrale Desjardins du Quebec
7,000	0.918%, 1/29/2018[e,f]	6,999
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	14,916
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	29,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.4%) - continued
	Citigroup, Inc.
$21,000	5.500%, 2/15/2017	$22,520
15,000	6.000%, 8/15/2017	16,499
21,000	1.850%, 11/24/2017	21,148
12,000	8.500%, 5/22/2019	14,945
	CyrusOne, LP
26,748	6.375%, 11/15/2022	28,420
	DDR Corporation
8,000	9.625%, 3/15/2016	8,629
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[e]	54,964
	Deutsche Bank AG
15,000	1.350%, 5/30/2017	14,986
	Discover Bank
4,000	8.700%, 11/18/2019	4,927
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,814
	Duke Realty, LP
14,000	8.250%, 8/15/2019	17,290
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	21,403
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,173
12,000	7.500%, 2/15/2019	14,322
5,000	1.417%, 4/23/2020[f]	5,064
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	19,325
	HBOS plc
16,000	6.750%, 5/21/2018[e]	17,901
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,542
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,742
	HSBC Holdings plc
8,000	6.375%, 3/29/2049[g]	8,180
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[e]	14,938
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,940
	ING Capital Funding Trust III
10,000	3.875%, 12/29/2049[f,g]	9,900
	International Lease Finance Corporation
10,000	2.221%, 6/15/2016 [f]	10,000
30,000	5.875%, 4/1/2019	32,550
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,197
15,000	3.875%, 1/15/2019	15,820
	J.P. Morgan Chase & Company
8,000	2.000%, 8/15/2017	8,119
8,000	6.300%, 4/23/2019	9,293
5,000	2.250%, 1/23/2020	5,011
16,000	7.900%, 4/29/2049[g]	17,220
	KeyCorp
12,000	2.300%, 12/13/2018	12,193
	Kookmin Bank
12,000	1.131%, 1/27/2017[e,f]	12,070
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[e]	4,432
	Lloyds Bank plc
7,000	0.791%, 3/16/2018[f]	7,012
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,101

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.4%) - continued
	Mizuho Corporate Bank, Ltd.
$14,000	1.550%, 10/17/2017[e]	$13,963
	Morgan Stanley
20,000	6.250%, 8/28/2017	22,094
16,000	6.625%, 4/1/2018	18,198
10,000	1.396%, 1/27/2020[f]	10,150
10,000	4.875%, 11/1/2022	10,922
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,433
	National City Corporation
8,000	6.875%, 5/15/2019	9,439
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,186
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,112
	Regions Bank
7,000	7.500%, 5/15/2018	8,136
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	17,254
	Royal Bank of Scotland Group plc
9,000	1.213%, 3/31/2017[f]	9,033
	Societe Generale SA
12,000	5.750%, 4/20/2016[e]	12,509
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	23,992
	Suncorp-Metway, Ltd.
8,000	0.973%, 3/28/2017[e,f]	8,010
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[e,g]	12,600
	Synchrony Financial
22,000	1.875%, 8/15/2017	22,018
5,000	1.485%, 2/3/2020[f]	5,023
	USB Realty Corporation
5,000	1.400%, 12/29/2049[e,f,g]	4,550
	Ventas Realty, LP
9,000	1.250%, 4/17/2017	8,980
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,382
	WEA Finance, LLC
14,000	1.750%, 9/15/2017[e]	14,072
	Wells Fargo & Company
7,000	0.935%, 1/30/2020[f]	7,036

	Total	1,166,870

Foreign Government (1.3%)
	Brazil Government International Bond
100,000	5.000%, 1/27/2045	92,500
	Colombia Government International Bond
40,000	4.000%, 2/26/2024	41,240
50,000	5.000%, 6/15/2045	51,375
	Croatia Government International Bond
55,000	6.625%, 7/14/2020[e]	60,981
	Hungary Government International Bond
80,000	5.375%, 3/25/2024	89,700
	Indonesia Government International Bond
60,000	4.125%, 1/15/2025[e]	61,575
120,000	5.125%, 1/15/2045[e]	126,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Foreign Government (1.3%) - continued
	Mexico Government International Bond
$50,000	4.000%, 10/2/2023	$52,900
	Panama Government International Bond
32,000	4.000%, 9/22/2024	33,520
	Peru Government International Bond
32,000	5.625%, 11/18/2050	39,120
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	60,074
50,000	3.950%, 1/20/2040	53,062
	Russian Government International Bond
85,000	4.875%, 9/16/2023[e]	81,787
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	144,375
32,000	4.875%, 4/16/2043	31,600

	Total	1,019,809

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 4/1/2030[c]	366,461
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 4/1/2045[c]	267,031
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
600,000	3.500%, 4/1/2045[c]	630,188
550,000	4.000%, 4/1/2045[c]	588,070
425,000	4.500%, 5/1/2045[c]	462,487

	Total	2,314,237

Technology (0.3%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[e]	29,925
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	26,000
	EMC Corporation
8,000	2.650%, 6/1/2020	8,215
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,988
	First Data Corporation
26,748	7.375%, 6/15/2019[e]	27,952
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[e]	43,550
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	28,152
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[e]	51,375
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	17,938

	Total	248,095

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,988
	American Airlines Pass Through Trust
7,327	4.950%, 1/15/2023	7,941

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Transportation (0.2%) - continued
	Avis Budget Car Rental, LLC
$50,000	5.125%, 6/1/2022[e]	$50,499
	Continental Airlines, Inc.
22,682	6.250%, 4/11/2020	24,312
	Delta Air Lines, Inc.
15,000	6.750%, 5/23/2017	15,506
10,174	4.950%, 5/23/2019	10,924
8,648	4.750%, 5/7/2020	9,287
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[e]	12,976

	Total	136,433

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
65,000	2.250%, 11/15/2024	66,823

	Total	66,823

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	40,300
	AES Corporation
26,748	7.375%, 7/1/2021	29,690
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,034
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,203
	Calpine Corporation
50,000	5.375%, 1/15/2023	50,000
	Commonwealth Edison Company
9,000	6.950%, 7/15/2018	10,408
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,228
	Dynegy Finance I, Inc.
55,000	7.375%, 11/1/2022[e]	57,819
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,490
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,721
	Eversource Energy
5,000	1.600%, 1/15/2018	5,010
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,970
5,000	2.950%, 1/15/2020	5,084
	MarkWest Energy Partners, LP
55,000	4.875%, 12/1/2024	56,232
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	18,186
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,684
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	11,050
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,101
	Sempra Energy
14,000	6.150%, 6/15/2018	15,959
5,000	2.400%, 3/15/2020	5,056
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,009
	Williams Companies, Inc.
16,000	7.875%, 9/1/2021	18,574

	Total	428,808

	Total Long-Term Fixed Income (cost $11,393,439)	11,524,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Preferred Stock (0.1%)	Value
Consumer Staples (0.1%)
900	Henkel AG & Company KGaA	$105,715

	Total	105,715

	Total Preferred Stock (cost $106,241)	105,715

Shares or Principal Amount	Short-Term Investments (8.2%)[h]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.090%, 4/24/2015[i]	299,983
	Thrivent Cash Management Trust
6,404,773	0.050%	6,404,773

	Total Short-Term Investments (at amortized cost)	6,704,756

	Total Investments (cost $81,807,613) 102.9%	$83,696,005

	Other Assets and Liabilities, Net (2.9%)	(2,381,953)

	Total Net Assets 100.0%	$81,314,052

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $2,454,751 or 3.0% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At March 31, 2015, $299,983 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$27,794

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,831,877
Gross unrealized depreciation	(2,943,485)
Net unrealized appreciation (depreciation)	$1,888,392

Cost for federal income tax purposes	$81,807,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	631,317	–	556,321	74,996
Capital Goods	481,224	–	481,224	–
Communications Services	2,800,591	–	2,419,024	381,567
Consumer Cyclical	1,423,086	–	1,423,086	–
Consumer Non-Cyclical	1,079,748	–	1,008,369	71,379
Energy	581,785	–	525,191	56,594
Financials	501,956	–	501,956	–
Technology	554,055	–	554,055	–
Transportation	328,101	–	328,101	–
Utilities	211,465	–	211,465	–
Common Stock
Consumer Discretionary	4,792,716	2,819,309	1,973,407	–
Consumer Staples	2,518,491	1,611,628	906,863	–
Energy	3,488,573	1,903,237	1,585,336	–
Financials	18,299,298	12,098,621	6,200,677	–
Health Care	8,854,689	6,964,504	1,890,185	–
Industrials	5,953,837	3,749,434	2,204,403	–
Information Technology	6,519,872	5,589,331	930,541	–
Materials	1,732,418	1,157,978	574,440	–
Telecommunications Services	2,669,487	134,288	2,535,199	–
Utilities	1,938,537	280,480	1,658,057	–
Long-Term Fixed Income
Asset-Backed Securities	49,335	–	49,335	–
Basic Materials	328,789	–	328,789	–
Capital Goods	338,672	–	338,672	–
Collateralized Mortgage Obligations	2,269,372	–	2,269,372	–
Communications Services	983,027	–	983,027	–
Consumer Cyclical	801,983	–	801,983	–
Consumer Non-Cyclical	716,648	–	716,648	–
Energy	655,387	–	655,387	–
Financials	1,166,870	–	1,166,870	–
Foreign Government	1,019,809	–	1,019,809	–
Mortgage-Backed Securities	2,314,237	–	2,314,237	–
Technology	248,095	–	248,095	–
Transportation	136,433	–	136,433	–
U.S. Government and Agencies	66,823	–	66,823	–
Utilities	428,808	–	428,808	–
Preferred Stock
Consumer Staples	105,715	–	105,715	–
Short-Term Investments	6,704,756	6,404,773	299,983	–

Total	$83,696,005	$42,713,583	$40,397,886	$584,536

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	39,742	39,742	–	–

Total Asset Derivatives	$39,742	$39,742	$–	$–

Liability Derivatives
Futures Contracts	20,923	20,923	–	–

Total Liability Derivatives	$20,923	$20,923	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(31)	June 2015	($6,772,921)	($6,793,844)	($20,923)
5-Yr. U.S. Treasury Bond Futures	22	June 2015	2,625,334	2,644,641	19,307
30-Yr. U.S. Treasury Bond Futures	1	June 2015	162,128	163,875	1,747
Mini MSCI EAFE Index Futures	15	June 2015	1,357,535	1,372,425	14,890
S&P 500 Index Mini-Futures	13	June 2015	1,336,633	1,339,520	2,887
Ultra Long Term U.S. Treasury Bond Futures	1	June 2015	168,964	169,875	911
Total Futures Contracts					$18,819

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Short Term Investment	$8,619,908	$6,742,413	$8,957,548	6,404,773	$6,404,773	$1,036
Total Value and Income Earned	8,619,908				6,404,773	1,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.7%)[a]	Value
Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$488,766	3.500%, 5/22/2020	$336,843
	Crown Americas, LLC, Term Loan
518,700	4.000%, 10/22/2021	523,052
	Fortescue Metals Group, Ltd., Term Loan
584,897	3.750%, 6/30/2019	527,272
	Ineos Group Holdings, Ltd., Term Loan
628,795	3.750%, 5/4/2018	624,079
	NewPage Corporation, Term Loan
1,077,221	9.500%, 2/11/2021	1,030,771
	Tronox Pigments BV, Term Loan
815,316	4.000%, 3/19/2020	814,379

	Total	3,856,396

Capital Goods (0.8%)
	ADS Waste Holdings, Inc., Term Loan
564,941	3.750%, 10/9/2019	558,185
	Berry Plastics Group, Inc., Term Loan
648,421	3.500%, 2/8/2020	646,476
	Rexnord, LLC, Term Loan
630,400	4.000%, 8/21/2020	629,959
	Silver II Borrower, Term Loan
574,983	4.000%, 12/13/2019	544,319
	STHI Holding Corporation, Term Loan
49,750	4.500%, 8/6/2021	49,646

	Total	2,428,585

Communications Services (6.1%)
	Altice Financing SA, Term Loan
675,000	0.000%, 2/4/2022[b,c]	680,063
	Atlantic Broadband Penn, LLC, Term Loan
44,013	3.250%, 11/30/2019	43,639
	Birch Communication Inc., Term Loan
544,056	7.750%, 7/17/2020	538,615
	Cengage Learning Acquisitions, Term Loan
668,250	7.000%, 3/31/2020	670,161
	Charter Communications Operating, LLC, Term Loan
736,875	3.000%, 1/3/2021	733,994
	Cincinnati Bell, Inc., Term Loan
566,375	4.000%, 9/10/2020	565,316
	Cumulus Media Holdings, Inc., Term Loan
677,750	4.250%, 12/23/2020	664,703
	Fairpoint Communications, Term Loan
628,772	7.500%, 2/14/2019	639,254
	Grande Communications Networks, LLC, Term Loan
628,808	4.500%, 5/29/2020	622,130
	Gray Television, Inc., Term Loan
378,378	3.750%, 6/13/2021	377,999
	Hargray Communications Group, Inc., Term Loan
641,531	5.250%, 6/26/2019	643,737
	iHeartCommunications, Inc., Term Loan
600,000	6.928%, 1/30/2019	569,730

Principal Amount	Bank Loans (16.7%)[a]	Value
Communications Services (6.1%) - continued
	IMG Worldwide, Inc., Term Loan
$694,750	5.250%, 5/6/2021	$687,976
	Integra Telecom Holdings, Inc., Term Loan
584,561	5.250%, 2/22/2019	583,281
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	721,549
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	610,891
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
330,000	0.000%, 1/7/2022[b,c]	324,845
415,000	4.500%, 1/7/2022	412,668
	LTS Buyer, LLC, Term Loan
687,750	4.000%, 4/13/2020	684,745
	MCC Georgia, LLC, Term Loan
466,475	3.750%, 6/30/2021	464,143
	McGraw-Hill Global Education, LLC, Term Loan
594,920	5.750%, 3/22/2019	599,084
	NEP/NCP Holdco, Inc., Term Loan
650,129	4.250%, 1/22/2020	632,250
	NTelos, Inc., Term Loan
982,368	5.750%, 11/9/2019	839,924
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
546,172	5.500%, 7/31/2018	543,441
	SBA Senior Finance II, LLC, Term Loan
694,750	3.250%, 3/24/2021	690,324
	TNS, Inc., Term Loan
640,776	5.000%, 2/14/2020	641,577
	Univision Communications, Inc., Term Loan
584,506	4.000%, 3/1/2020	583,150
	Virgin Media Investment Holdings, Ltd., Term Loan
495,789	3.500%, 6/7/2020	494,862
	WideOpenWest Finance, LLC, Term Loan
599,298	4.750%, 4/1/2019	599,394
	WMG Acquisition Corporation, Term Loan
591,000	3.750%, 7/1/2020	576,225
	XO Communications, LLC, Term Loan
544,500	4.250%, 3/20/2021	545,045
	Yankee Cable Acquisition, LLC, Term Loan
584,001	4.500%, 3/1/2020	585,315
	Zayo Group, LLC, Term Loan
653,668	4.000%, 7/2/2019	654,191

	Total	19,224,221

Consumer Cyclical (2.1%)
	Amaya Gaming Group, Inc., Term Loan
189,050	5.000%, 8/1/2021	187,159
	Burlington Coat Factory Warehouse Corporation, Term Loan
567,068	4.250%, 8/13/2021	570,142
	Ceridian HCM Holding, Inc., Term Loan
309,191	4.500%, 9/15/2020	304,361

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.7%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Golden Nugget, Inc., Delayed Draw
$76,245	5.500%, 11/21/2019	$76,602
	Golden Nugget, Inc., Term Loan
177,905	5.500%, 11/21/2019	178,738
	Hilton Worldwide Finance, LLC, Term Loan
353,114	3.500%, 10/26/2020	353,435
	J.C. Penney Corporation, Inc., Term Loan
599,325	6.000%, 5/22/2018	597,503
	Marina District Finance Company, Inc., Term Loan
471,480	6.500%, 8/15/2018	473,739
	MGM Resorts International, Term Loan
540,327	3.500%, 12/20/2019	538,414
	Michaels Stores, Inc., Term Loan
661,675	4.000%, 1/28/2020	663,448
	Mohegan Tribal Gaming Authority, Term Loan
912,490	5.500%, 11/19/2019	904,314
	Pinnacle Entertainment, Inc., Term Loan
37,571	3.750%, 8/13/2020	37,551
	ROC Finance, LLC, Term Loan
738,750	5.000%, 6/20/2019	712,199
	Scientific Games International, Inc., Term Loan
602,375	6.000%, 10/18/2020	604,032
	Seminole Hard Rock Entertainment, Inc., Term Loan
44,659	3.500%, 5/14/2020	44,380
	Seminole Indian Tribe of Florida, Term Loan
523,356	3.000%, 4/29/2020	522,047

	Total	6,768,064

Consumer Non-Cyclical (2.2%)
	Albertsons, Inc., Term Loan
834,209	5.375%, 3/21/2019	839,890
	Biomet, Inc., Term Loan
557,783	3.674%, 7/25/2017	557,180
	Catalina Marketing Corporation, Term Loan
684,825	4.500%, 4/9/2021	594,654
	CHS/Community Health Systems, Inc., Term Loan
202,574	3.428%, 12/31/2018	202,511
538,563	4.250%, 1/27/2021	541,067
	HCA, Inc., Term Loan
650,100	2.928%, 3/31/2017	650,022
	JBS USA, LLC, Term Loan
659,266	2.984%, 5/25/2018	660,914
	Libbey Glass, Inc., Term Loan
342,412	3.750%, 4/9/2021	340,273
	Ortho-Clinical Diagnostics, Inc., Term Loan
825,296	4.750%, 6/30/2021	816,655
	Roundy’s Supermarkets, Inc., Term Loan
639,283	5.750%, 3/3/2021	613,315
	Supervalu, Inc., Term Loan
520,572	4.500%, 3/21/2019	522,233

Principal Amount	Bank Loans (16.7%)[a]	Value
Consumer Non-Cyclical (2.2%) - continued
	Visant Corporation, Term Loan
$735,257	7.000%, 9/23/2021	$737,860

	Total	7,076,574

Energy (1.3%)
	Arch Coal, Inc., Term Loan
613,974	6.250%, 5/16/2018	473,067
	Energy Solutions, LLC, Term Loan
771,670	6.750%, 5/29/2020	773,360
	Exgen Renewables I, LLC, Term Loan
427,036	5.250%, 2/6/2021	429,172
	McJunkin Red Man Corporation, Term Loan
522,050	5.000%, 11/8/2019	500,646
	MEG Energy Corporation, Term Loan
685,729	0.000%, 3/31/2020[b,c]	655,989
	Offshore Group Investment, Ltd., Term Loan
311,906	5.750%, 3/28/2019	177,396
	Pacific Drilling SA, Term Loan
584,587	4.500%, 6/3/2018	483,419
	Targa Resources Partners, LP, Term Loan
464,302	5.750%, 2/27/2022	466,043

	Total	3,959,092

Financials (0.9%)
	DJO Finance, LLC, Term Loan
648,475	4.250%, 9/15/2017	649,610
	Harland Clarke Holdings Corporation, Term Loan
568,969	7.000%, 5/22/2018	572,172
	MPH Acquisition Holdings, LLC, Term Loan
76,857	3.750%, 3/31/2021	76,569
	TransUnion, LLC, Term Loan
693,000	4.000%, 4/9/2021	692,570
	WaveDivision Holdings, LLC, Term Loan
736,809	4.000%, 10/15/2019	734,658

	Total	2,725,579

Technology (1.1%)
	Avago Technologies, Ltd., Term Loan
906,693	3.750%, 5/6/2021	907,998
	BMC Software, Inc., Term Loan
524,028	5.000%, 9/10/2020	512,237
	First Data Corporation, Term Loan
670,000	3.674%, 3/23/2018	669,330
	Freescale Semiconductor, Inc., Term Loan
628,832	4.250%, 2/28/2020	629,788
	Infor US, Inc., Term Loan
728,125	3.750%, 6/3/2020	719,934

	Total	3,439,287

Transportation (0.6%)
	American Airlines, Inc., Term Loan
1,051,275	3.750%, 6/27/2019	1,049,961
	Delta Air Lines, Inc., Term Loan
682,905	3.250%, 4/20/2017	682,482
	OSG Bulk Ships, Inc., Term Loan
267,975	5.250%, 8/5/2019	265,965

	Total	1,998,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.7%)[a]	Value
Utilities (0.4%)
	Calpine Corporation, Term Loan
$648,184	4.000%, 4/1/2018	$649,331
	Intergen NV, Term Loan
584,588	5.500%, 6/15/2020	564,127

	Total	1,213,458

	Total Bank Loans (cost $53,682,545)	52,689,664

Shares	Common Stock (52.8%)	Value
Consumer Discretionary (8.4%)
4,840	Amazon.com, Inc.[d]	1,800,964
2,770	AutoZone, Inc.[d]	1,889,583
18,400	Best Buy Company, Inc.	695,336
11,650	BorgWarner, Inc.	704,592
12,360	CBS Corporation	749,387
33,840	Cedar Fair, LP	1,942,416
67,515	Comcast Corporation	3,812,572
5,950	Harman International Industries, Inc.	795,098
15,900	Jarden Corporation[d]	841,110
53,880	Kohl’s Corporation	4,216,110
55,640	Las Vegas Sands Corporation	3,062,426
8,400	Marriott International, Inc.	674,688
41,695	MDC Partners, Inc.	1,182,053
29,900	Starbucks Corporation	2,831,530
16,650	Toll Brothers, Inc.[d]	655,011
26,350	Tuesday Morning Corporation[d]	424,235

	Total	26,277,111

Consumer Staples (3.8%)
32,450	Anheuser-Busch InBev NV ADR	3,955,980
46,937	PepsiCo, Inc.	4,488,116
113,650	Rite Aid Corporation[d]	987,618
32,570	Wal-Mart Stores, Inc.	2,678,882

	Total	12,110,596

Energy (3.3%)
21,900	Cameron International Corporation[d]	988,128
65,850	Cobalt International Energy, Inc.[d]	619,649
5,500	Concho Resources, Inc.[d]	637,560
15,150	EOG Resources, Inc.	1,389,103
13,700	EQT Corporation	1,135,319
85,320	Total SA ADR[e]	4,236,991
105,690	Weatherford International, Ltd.[d]	1,299,987

	Total	10,306,737

Financials (16.6%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	445,308
350	Acadia Realty Trust	12,208
3,450	Affiliated Managers Group, Inc.[d]	740,991
500	Agree Realty Corporation	16,485
19,770	Alexandria Real Estate Equities, Inc.	1,938,251
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	226,032
3,050	Apartment Investment & Management Company	120,048
51,650	Apollo Investment Corporation	396,414
23,800	Ares Capital Corporation	408,646
1,500	Ashford Hospitality Trust, Inc.	14,430
36,050	Assured Guaranty, Ltd.	951,360
1,900	AvalonBay Communities, Inc.	331,075
3,000	BioMed Realty Trust, Inc.	67,980
15,400	BlackRock Resources & Commodities Strategy Trust	147,224

Shares	Common Stock (52.8%)	Value
Financials (16.6%) - continued
126,400	Blackstone Group, LP	$4,915,696
7,100	Boston Properties, Inc.	997,408
74,248	Brixmor Property Group, Inc.	1,971,284
10,950	Camden Property Trust	855,523
17,700	Capital One Financial Corporation	1,395,114
37,900	Charles Schwab Corporation	1,153,676
200	Chatham Lodging Trust	5,882
124	Chesapeake Lodging Trust	4,195
38,798	Citigroup, Inc.	1,998,873
15,800	Cohen & Steers REIT and Preferred Income Fund, Inc.	307,310
1,032	Cousins Properties, Inc.	10,939
3,500	CubeSmart	84,525
39,100	DDR Corporation	728,042
900	Digital Realty Trust, Inc.	59,364
21,125	Doubleline Income Solutions Fund	419,331
13,400	Duke Realty Corporation	291,718
700	DuPont Fabros Technology, Inc.	22,876
18,430	E*TRADE Financial Corporation[d]	526,269
12,100	Encore Capital Group, Inc.[d]	503,239
1,200	EPR Properties	72,036
1,500	Equity Lifestyle Properties, Inc.	82,425
10,550	Equity Residential	821,423
800	Essex Property Trust, Inc.	183,920
13,042	First Trust High Income Long/Short Fund	213,628
8,986	General Growth Properties, Inc.	265,536
700	Geo Group, Inc.	30,618
6,800	Guggenheim Multi-Asset Income ETF	149,940
5,200	HCP, Inc.	224,692
3,573	Health Care REIT, Inc.	276,407
4,900	Healthcare Trust of America, Inc.	136,514
2,700	Highwoods Properties, Inc.	123,606
1,500	Hospitality Properties Trust	49,485
21,300	Host Hotels & Resorts, Inc.	429,834
89,140	Invesco, Ltd.	3,537,967
31,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	371,742
56,880	iShares J.P. Morgan USD Emerging Markets Bond ETF	6,377,386
110,500	KeyCorp	1,564,680
500	Kilroy Realty Corporation	38,085
11,200	Kimco Realty Corporation	300,720
1,200	LaSalle Hotel Properties	46,632
1,750	Macerich Company	147,578
13,500	MasterCard, Inc.	1,166,265
1,900	Medical Properties Trust, Inc.	28,006
46,050	MetLife, Inc.	2,327,827
79,271	MFS Intermediate Income Trust	386,050
1,200	Mid-America Apartment Communities, Inc.	92,724
1,200	National Health Investors, Inc.	85,212
2,800	National Retail Properties, Inc.	114,716
5,600	NorthStar Realty Finance Corporation	101,472
48,381	Nuveen Quality Preferred Income Fund II	443,170
1,150	Omega Healthcare Investors, Inc.	46,656
700	Outfront Media, Inc.	20,944
42,320	PacWest Bancorp	1,984,385
2,200	Parkway Properties, Inc.	38,170
1,900	Physicians Realty Trust	33,459
25,714	PIMCO Dynamic Credit Income Fund	525,080
13,200	Prologis, Inc.	574,992
4,960	Public Storage, Inc.	977,814
1,100	Regency Centers Corporation	74,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (52.8%)	Value
Financials (16.6%) - continued
4,600	RLJ Lodging Trust	$144,026
450	Senior Housing Property Trust	9,986
7,403	Simon Property Group, Inc.	1,448,323
400	SL Green Realty Corporation	51,352
20,250	Solar Capital, Ltd.	409,860
577	Sovran Self Storage, Inc.	54,203
12,200	Spirit Realty Captial, Inc.	147,376
210	Store Capital Corporation	4,904
3,400	Summit Hotel Properties, Inc.	47,838
2,732	Tanger Factory Outlet Centers, Inc.	96,084
300	Taubman Centers, Inc.	23,139
63,832	Templeton Global Income Fund	458,952
600	Terreno Realty Corporation	13,680
3,100	UDR, Inc.	105,493
2,500	Urban Edge Properties	59,250
5,430	Vanguard Short-Term Corporate Bond ETF	435,540
3,700	Ventas, Inc.	270,174
4,500	Vornado Realty Trust	504,000
29,063	Western Asset Emerging Markets Debt Fund, Inc.	457,742
46,185	Western Asset High Income Opportunity Fund, Inc.	245,704
700	WP Carey, Inc.	47,600
23,150	Zions Bancorporation	625,050

	Total	52,194,632

Health Care (6.1%)
54,310	Abbott Laboratories	2,516,182
2,100	Actavis plc[d]	625,002
10,570	Akorn, Inc.[d]	502,181
8,600	Amgen, Inc.	1,374,710
23,023	Catamaran Corporation[d]	1,370,789
6,600	Gilead Sciences, Inc.[d]	647,658
29,900	Hologic, Inc.[d]	987,448
3,650	Illumina, Inc.[d]	677,586
32,360	Johnson & Johnson	3,255,416
190,420	Pfizer, Inc.	6,624,712
5,250	Waters Corporation[d]	652,680

	Total	19,234,364

Industrials (4.6%)
16,750	ADT Corporation[e]	695,460
16,378	Boeing Company	2,458,010
37,000	Delta Air Lines, Inc.	1,663,520
14,200	EMCOR Group, Inc.	659,874
9,750	FedEx Corporation	1,613,137
10,550	Flowserve Corporation	595,970
11,650	HNI Corporation	642,731
27,150	Ingersoll-Rand plc	1,848,372
34,110	Union Pacific Corporation	3,694,454
5,900	WABCO Holdings, Inc.[d]	724,992

	Total	14,596,520

Information Technology (6.8%)
13,340	Alibaba Group Holding, Ltd. ADR[d,e]	1,110,422
57,630	Apple, Inc.	7,170,901
9,950	Autodesk, Inc.[d]	583,468
62,850	EMC Corporation	1,606,446
400	Equinix, Inc.	93,140
16,550	Facebook, Inc.[d]	1,360,658
3,350	Google, Inc., Class Ad	1,858,245
1,900	Google, Inc., Class Cd	1,041,200
28,840	Juniper Networks, Inc.	651,207
70,570	MaxLinear, Inc.[d]	573,734
14,480	Plantronics, Inc.	766,716

Shares	Common Stock (52.8%)	Value
Information Technology (6.8%) - continued
24,473	QLIK Technologies, Inc.[d]	$761,844
20,100	Salesforce.com, Inc.[d]	1,342,881
2,600	Samsung Electronics Company, Ltd. GDR	1,672,215
4,300	Ultimate Software Group, Inc.[d]	730,807

	Total	21,323,884

Materials (1.5%)
2,150	Airgas, Inc.	228,137
2,050	Ashland, Inc.	260,985
5,200	Crown Holdings, Inc.[d]	280,904
11,270	Domtar Corporation	520,899
4,150	FMC Corporation	237,588
49,300	Materials Select Sector SPDR Fund	2,404,854
10,000	Owens-Illinois, Inc.[d]	233,200
1,050	PPG Industries, Inc.	236,817
13,850	Steel Dynamics, Inc.	278,385

	Total	4,681,769

Telecommunications Services (0.2%)
28,000	Zayo Group Holdings, Inc.[d,e]	782,880

	Total	782,880

Utilities (1.5%)
49,570	MDU Resources Group, Inc.	1,057,824
32,480	NorthWestern Corporation	1,747,099
44,750	Utilities Select Sector SPDR Fund	1,988,243

	Total	4,793,166

	Total Common Stock (cost $141,960,941)	166,301,659

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
420,401	0.314%, 7/25/2036[f]	376,549
	Bayview Opportunity Master Fund Trust IIB, LP
376,955	3.228%, 7/28/2034*,g	377,906
	Countrywide Home Loans, Inc.
69,025	6.085%, 6/25/2021[g,h]	68,739
	Credit Based Asset Servicing and Securitization, LLC
277,103	3.623%, 12/25/2036[g]	191,465
	First Horizon ABS Trust
391,895	0.334%, 10/25/2034[f,h]	346,984
	GMAC Mortgage Corporation Loan Trust
709,179	0.354%, 8/25/2035[f,h]	646,458
456,332	0.354%, 12/25/2036[f,h]	400,047
	IndyMac INDX Mortgage Loan Trust
496,321	0.384%, 4/25/2046[f]	390,070
	IndyMac Seconds Asset-Backed Trust
270,953	0.514%, 10/25/2036[f,h]	172,989
	U.S. Residential Opportunity Fund III Trust
321,614	3.721%, 1/27/2035*	322,687
	Wachovia Asset Securitization, Inc.
579,902	0.314%, 7/25/2037*,f,h	515,352

	Total	3,809,246

Basic Materials (0.6%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	97,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Basic Materials (0.6%) - continued
	Anglo American Capital plc
$65,000	1.203%, 4/15/2016[f,i]	$64,966
	ArcelorMittal
190,000	6.250%, 3/1/2021	201,875
	Dow Chemical Company
86,000	8.550%, 5/15/2019	107,673
	FMG Resources August 2006 Pty., Ltd.
101,305	6.875%, 2/1/2018[e,i]	99,279
	Freeport-McMoRan, Inc.
48,000	2.300%, 11/14/2017	47,847
80,000	2.375%, 3/15/2018	79,608
	Hexion US Finance Corporation
227,936	8.875%, 2/1/2018	201,153
	Ineos Finance plc
263,000	7.500%, 5/1/2020[i]	277,465
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	88,221
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[i]	357,290
	Vale Overseas, Ltd.
80,000	6.250%, 1/23/2017	84,776

	Total	1,707,210

Capital Goods (0.6%)
	Brand Energy & Infrastructure Services, Inc.
145,000	8.500%, 12/1/2021[i]	135,937
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[i]	295,950
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	228,506
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	191,662
	Harsco Corporation
78,000	2.700%, 10/15/2015	78,000
	Ingersoll-Rand Global Holding Company, Ltd.
106,000	6.875%, 8/15/2018	123,174
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	89,436
	Martin Marietta Materials, Inc.
106,000	1.373%, 6/30/2017[f]	105,414
	Nortek, Inc.
227,936	8.500%, 4/15/2021	243,892
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	243,892
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,229

	Total	1,807,092

Collateralized Mortgage Obligations (3.9%)
	Alternative Loan Trust
327,167	5.500%, 5/25/2035	329,309
	Banc of America Alternative Loan Trust
651,117	6.000%, 11/25/2035	568,941
	Countrywide Alternative Loan Trust
532,157	6.500%, 8/25/2036	417,285
	Countrywide Home Loan Mortgage Pass Through Trust
459,717	2.437%, 11/25/2035	388,610

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	Credit Suisse First Boston Mortgage Securities Corporation
$405,236	5.250%, 10/25/2035	$403,118
	Deutsche Alt-A Securities Mortgage Loan Trust
399,785	0.898%, 4/25/2047[f]	341,366
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
711,947	5.500%, 11/25/2035	672,236
	GMAC Mortgage Corporation Loan Trust
317,899	3.948%, 5/25/2035	303,813
	HarborView Mortgage Loan Trust
279,088	2.647%, 12/19/2035	246,195
	J.P. Morgan Alternative Loan Trust
732,714	6.500%, 3/25/2036	636,959
	J.P. Morgan Mortgage Trust
624,763	2.654%, 8/25/2035	620,189
569,819	2.539%, 1/25/2037	517,748
	Merrill Lynch Mortgage Investors Trust
528,766	6.250%, 8/25/2036	425,930
	MortgageIT Trust
804,594	0.434%, 12/25/2035[f]	732,674
832,783	0.374%, 4/25/2036[f]	617,837
	New York Mortgage Trust
232,830	2.878%, 5/25/2036	210,502
	Residential Accredit Loans, Inc.
451,717	5.750%, 9/25/2035	407,755
	Residential Funding Mortgage Security I Trust
788,641	6.000%, 7/25/2037	713,797
	Structured Adjustable Rate Mortgage Loan Trust
384,410	2.499%, 1/25/2035	322,375
347,523	5.034%, 7/25/2035	298,903
441,364	2.627%, 9/25/2035	371,711
	Structured Asset Mortgage Investments, Inc.
941,836	0.484%, 12/25/2035[f]	717,482
	WaMu Mortgage Pass Through Certificates
353,584	0.868%, 1/25/2047[f]	286,689
	Washington Mutual Mortgage Pass Through Certificates
500,716	0.878%, 2/25/2047[f]	351,721
	Wells Fargo Mortgage Backed Securities Trust
213,998	2.615%, 3/25/2036	213,173
687,759	2.623%, 7/25/2036	670,887
442,577	6.000%, 7/25/2037	447,248

	Total	12,234,453

Communications Services (1.7%)
	21st Century Fox America, Inc.
95,000	6.900%, 3/1/2019	112,418
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	247,311
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	79,810
	American Tower Corporation
130,000	7.000%, 10/15/2017	146,412
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[i]	103,584

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Communications Services (1.7%) - continued
	CC Holdings GS V, LLC
$198,000	2.381%, 12/15/2017	$199,658
	CCO Holdings, LLC
227,936	7.000%, 1/15/2019	237,053
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	248,113
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[i]	215,506
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019 [i]	105,882
	Digicel, Ltd.
257,936	6.000%, 4/15/2021[i]	245,039
	DIRECTV Holdings, LLC
86,000	5.875%, 10/1/2019	99,066
	Equinix, Inc.
200,000	5.750%, 1/1/2025	208,500
	Frontier Communications Corporation
300,000	6.875%, 1/15/2025	297,000
	Hughes Satellite Systems Corporation
273,000	6.500%, 6/15/2019	296,205
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	234,774
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	295,864
	SBA Tower Trust
84,000	5.101%, 4/17/2017[i]	87,854
	Sprint Corporation
290,000	7.625%, 2/15/2025	288,550
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	81,350
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	261,875
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[i]	203,000
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[i]	349,781
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	241,114
106,000	4.500%, 9/15/2020	117,053
	West Corporation
210,000	5.375%, 7/15/2022[i]	205,275
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[i]	200,500

	Total	5,408,547

Consumer Cyclical (1.4%)
	Alibaba Group Holding, Ltd.
86,000	2.500%, 11/28/2019[i]	86,030
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	235,512
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	252,806
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	261,685
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[i]	55,632
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[i]	106,536
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	141,761
87,000	2.597%, 11/4/2019	88,147

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Consumer Cyclical (1.4%) - continued
	General Motors Financial Company, Inc.
$227,936	3.250%, 5/15/2018	$232,210
150,000	4.375%, 9/25/2021	159,314
	Hyundai Capital America
84,000	1.450%, 2/6/2017[i]	84,093
20,000	2.000%, 3/19/2018[i]	20,320
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[i]	287,332
	KB Home
189,000	4.750%, 5/15/2019	184,747
	L Brands, Inc.
273,000	6.625%, 4/1/2021	312,724
	Lennar Corporation
225,000	4.500%, 11/15/2019	231,188
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	74,587
	MGM Resorts International
300,000	6.000%, 3/15/2023	308,250
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022	550,307
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	78,090
	TRW Automotive, Inc.
60,000	7.250%, 3/15/2017[i]	65,625
	United Rentals, Inc.
290,000	5.500%, 7/15/2025	295,438
	Volkswagen Group of America Finance, LLC
96,000	0.701%, 11/20/2017[f,i]	96,020
	Walgreens Boots Alliance, Inc.
96,000	2.700%, 11/18/2019	98,073

	Total	4,306,427

Consumer Non-Cyclical (1.3%)
	Actavis Funding SCS
40,000	1.523%, 3/12/2020[f]	40,543
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	119,850
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	46,040
	CareFusion Corporation
80,000	1.450%, 5/15/2017	80,060
	Celgene Corporation
118,000	1.900%, 8/15/2017	119,503
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	289,380
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022[i]	192,750
	CVS Health Corporation
86,000	2.250%, 12/5/2018	87,929
	EMD Finance, LLC
39,000	0.619%, 3/17/2017[f,i]	38,985
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[i]	301,638
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[i]	116,760
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[i]	249,590
	HCA, Inc.
227,936	4.750%, 5/1/2023	236,484
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[i]	260,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Consumer Non-Cyclical (1.3%) - continued
	JBS Finance II, Ltd.
$227,936	8.250%, 1/29/2018*	$235,526
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,219
	Medco Health Solutions, Inc.
50,000	7.125%, 3/15/2018	57,557
	Medtronic, Inc.
96,000	2.500%, 3/15/2020[i]	98,125
	Merck & Company, Inc.
40,000	0.631%, 2/10/2020[f]	40,161
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	56,629
	Pernod Ricard SA
80,000	5.750%, 4/7/2021[i]	92,838
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	235,344
	SABMiller plc
78,000	6.500%, 7/15/2018[i]	89,301
	Safeway, Inc.
17,000	3.400%, 12/1/2016	16,958
	Spectrum Brands Escrow Corporation
273,000	6.375%, 11/15/2020	289,380
	Sysco Corporation
150,000	2.350%, 10/2/2019	153,469
	Tyson Foods, Inc.
106,000	2.650%, 8/15/2019	108,538
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[i]	241,042
	Whirlpool Corporation
96,000	1.650%, 11/1/2017	96,613
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[i]	48,520
	Zimmer Holdings, Inc.
25,000	2.000%, 4/1/2018	25,200

	Total	4,100,245

Energy (1.1%)
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	82,941
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,963
	Calumet Specialty Products Partners, LP
190,000	6.500%, 4/15/2021[i]	184,300
	CNOOC Nexen Finance
62,000	1.625%, 4/30/2017	61,857
	CNPC General Capital, Ltd.
90,000	2.750%, 4/19/2017[i]	91,595
160,000	2.750%, 5/14/2019[i]	160,932
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	291,138
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[i]	202,000
	Enbridge, Inc.
54,000	0.712%, 6/2/2017[f]	53,320
	EQT Corporation
88,000	8.125%, 6/1/2019	105,127
	Harvest Operations Corporation
227,936	6.875%, 10/1/2017	207,422
	Hess Corporation
42,000	8.125%, 2/15/2019	50,427

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Energy (1.1%) - continued
	Kinder Morgan, Inc.
$100,000	5.000%, 2/15/2021[i]	$106,880
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	194,315
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[i]	251,160
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019	185,250
	Petroleos Mexicanos
90,000	4.250%, 1/15/2025[i]	91,220
550,000	5.625%, 1/23/2046[i]	558,250
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025[i]	296,625
	Southwestern Energy Company
100,000	7.500%, 2/1/2018	112,959
	Suncor Energy, Inc.
56,000	6.100%, 6/1/2018	63,083
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	84,091

	Total	3,534,855

Financials (3.7%)
	Abbey National Treasury Services plc
100,000	0.683%, 9/29/2017[f]	99,720
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,500
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	334,344
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[i]	52,087
	Bank of America Corporation
120,000	5.700%, 5/2/2017	129,288
102,000	1.700%, 8/25/2017	102,394
209,000	1.335%, 3/22/2018[f]	211,379
80,000	5.650%, 5/1/2018	88,741
104,000	8.000%, 12/29/2049[j]	111,150
	Barclays Bank plc
68,000	5.140%, 10/14/2020	75,549
	Barclays plc
96,000	2.750%, 11/8/2019	96,946
	BB&T Corporation
130,000	2.050%, 6/19/2018	131,791
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[j]	660,800
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	136,108
	BNP Paribas SA
84,000	2.375%, 9/14/2017	85,623
	BPCE SA
320,000	5.150%, 7/21/2024[i]	341,918
	Caisse Centrale Desjardins du Quebec
45,000	0.918%, 1/29/2018[f,i]	44,993
	Capital One Financial Corporation
97,000	6.150%, 9/1/2016	103,349
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	222,750
	Citigroup, Inc.
150,000	5.500%, 2/15/2017	160,858
8,000	6.000%, 8/15/2017	8,800
144,000	1.850%, 11/24/2017	145,012
63,000	8.500%, 5/22/2019	78,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Financials (3.7%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$120,000	4.625%, 12/1/2023	$129,726
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[i,j]	343,600
	CyrusOne, LP
227,936	6.375%, 11/15/2022	242,182
	DDR Corporation
56,000	9.625%, 3/15/2016	60,401
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[i]	449,225
	Deutsche Bank AG
109,000	1.350%, 5/30/2017	108,898
	Discover Bank
28,000	8.700%, 11/18/2019	34,487
	Discover Financial Services
47,000	6.450%, 6/12/2017	51,782
	Duke Realty, LP
96,000	8.250%, 8/15/2019	118,561
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	178,713
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	53,127
78,000	7.500%, 2/15/2019	93,092
45,000	1.417%, 4/23/2020[f]	45,572
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	136,411
	HBOS plc
104,000	6.750%, 5/21/2018[i]	116,359
	HCP, Inc.
88,000	3.750%, 2/1/2019	92,767
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	94,530
	HSBC Holdings plc
47,000	6.375%, 3/29/2049[j]	48,057
	Hutchison Whampoa Finance CI, Ltd.
99,000	1.625%, 10/31/2017[i]	98,594
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	311,640
	ING Bank NV
320,000	5.800%, 9/25/2023[i]	362,278
	ING Capital Funding Trust III
68,000	3.875%, 12/29/2049[f,j]	67,320
	International Lease Finance Corporation
80,000	2.221%, 6/15/2016[f]	80,000
250,000	5.875%, 8/15/2022	277,500
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	31,475
132,000	3.875%, 1/15/2019	139,219
	J.P. Morgan Chase & Company
53,000	2.000%, 8/15/2017	53,785
52,000	6.300%, 4/23/2019	60,405
25,000	2.250%, 1/23/2020	25,054
104,000	7.900%, 4/29/2049[j]	111,930
325,000	6.750%, 8/29/2049[j]	352,625
	KeyCorp
68,000	2.300%, 12/13/2018	69,093
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[i]	38,777
	Lloyds Bank plc
40,000	0.791%, 3/16/2018[f]	40,070
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,722

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Financials (3.7%) - continued
	Mizuho Corporate Bank, Ltd.
$59,000	1.550%, 10/17/2017[i]	$58,844
	Morgan Stanley
165,000	6.250%, 8/28/2017	182,277
106,000	6.625%, 4/1/2018	120,559
45,000	1.396%, 1/27/2020[f]	45,673
75,000	4.875%, 11/1/2022	81,912
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	183,330
	National City Corporation
56,000	6.875%, 5/15/2019	66,075
	Nationwide Building Society
30,000	2.350%, 1/21/2020[i]	30,192
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	57,305
	Preferred Term Securities XXIII, Ltd.
665,470	0.471%, 12/22/2036*,f	505,437
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,888
	Regions Bank
43,000	7.500%, 5/15/2018	49,980
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	112,151
	Royal Bank of Scotland Group plc
60,000	1.213%, 3/31/2017[f]	60,223
320,000	7.640%, 3/29/2049[j]	350,400
320,000	7.648%, 8/29/2049[j]	403,200
	Societe Generale SA
70,000	5.750%, 4/20/2016[i]	72,969
	State Bank of India
170,000	3.622%, 4/17/2019[i]	176,463
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	155,949
55,000	0.834%, 1/16/2018[f]	55,151
	Suncorp-Metway, Ltd.
41,000	0.973%, 3/28/2017[f,i]	41,052
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[i,j]	84,000
	Synchrony Financial
159,000	1.875%, 8/15/2017	159,129
30,000	1.485%, 2/3/2020[f]	30,139
	USB Realty Corporation
25,000	1.400%, 12/29/2049[f,i,j]	22,750
	Ventas Realty, LP
56,000	1.250%, 4/17/2017	55,878
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	86,672
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,l]	0
	WEA Finance, LLC
100,000	1.750%, 9/15/2017[i]	100,516
	Wells Fargo & Company
45,000	0.935%, 1/30/2020[f]	45,233

	Total	11,628,883

Foreign Government (3.5%)
	Brazil Government International Bond
785,000	5.000%, 1/27/2045	726,125
	Colombia Government International Bond
105,000	2.625%, 3/15/2023	98,700
350,000	4.000%, 2/26/2024	360,850
420,000	5.000%, 6/15/2045	431,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Foreign Government (3.5%) - continued
	Costa Rica Government International Bond
$170,000	7.000%, 4/4/2044[i]	$172,975
700,000	7.158%, 3/12/2045[i]	721,000
	Croatia Government International Bond
490,000	6.625%, 7/14/2020[i]	543,288
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	45,433
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	250,322
700,000	5.375%, 3/25/2024	784,875
	Indonesia Government International Bond
360,000	4.125%, 1/15/2025[i]	369,450
760,000	5.125%, 1/15/2045[i]	798,000
	Mexico Government International Bond
420,000	4.000%, 10/2/2023	444,360
300,000	3.600%, 1/30/2025[e]	307,875
450,000	4.600%, 1/23/2046	460,125
	Panama Government International Bond
280,000	4.000%, 9/22/2024	293,300
280,000	3.750%, 3/16/2025	287,000
	Peru Government International Bond
280,000	5.625%, 11/18/2050	342,300
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	397,988
330,000	3.950%, 1/20/2040	350,212
	Poland Government International Bond
119,000	4.000%, 1/22/2024	130,662
	Russian Government International Bond
700,000	4.875%, 9/16/2023[e,i]	673,540
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[i]	206,162
	South Africa Government International Bond
295,000	5.875%, 5/30/2022	335,282
160,000	5.375%, 7/24/2044	171,936
	Turkey Government International Bond
800,000	7.000%, 6/5/2020	924,000
280,000	4.875%, 4/16/2043	276,500

	Total	10,903,810

Mortgage-Backed Securities (4.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
65,219	5.500%, 12/1/2017	68,381
630,000	3.000%, 4/1/2030[c]	659,630
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,950	9.000%, 11/1/2024	14,854
796	9.000%, 4/1/2025	936
730	8.500%, 9/1/2025	767
5,253	8.000%, 6/1/2027	6,552
972	8.500%, 7/1/2027	1,104

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Mortgage-Backed Securities (4.9%) - continued
$3,706	8.000%, 10/1/2027	$4,385
2,414	8.000%, 8/1/2030	3,021
680,000	4.000%, 4/1/2045[c]	726,325
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,250,000	3.500%, 5/1/2029[c]	1,324,175
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,558	10.500%, 8/1/2020	1,727
4,198	9.500%, 4/1/2025	4,218
863	8.500%, 11/1/2025	974
1,261	8.500%, 5/1/2026	1,320
1,202	8.000%, 8/1/2026	1,300
950	8.000%, 11/1/2026	1,174
13,588	8.000%, 9/1/2027	16,059
3,363	8.000%, 12/1/2027	3,411
5,925	8.500%, 4/1/2030	7,257
500,000	3.500%, 5/1/2044[c]	523,887
4,525,000	3.500%, 4/1/2045[c]	4,752,664
3,775,000	4.000%, 4/1/2045[c]	4,036,301
2,750,000	4.500%, 5/1/2045[c]	2,992,560
	Government National Mortgage Association 30-Yr. Pass Through
1,895	9.500%, 1/15/2025	2,184
6,735	6.000%, 5/15/2026	7,667
5,498	8.500%, 6/15/2026	5,593
2,000	8.500%, 7/15/2026	2,299
6,689	8.000%, 9/15/2026	7,781
2,815	7.500%, 10/15/2026	3,138
659	8.000%, 11/15/2026	662
290	8.500%, 11/15/2026	292
1,338	9.000%, 12/15/2026	1,656
10,665	7.500%, 4/15/2027	12,101
2,688	8.000%, 6/20/2027	3,091
236	8.000%, 8/15/2027	237
14,097	7.500%, 7/15/2028	14,723
26,057	6.000%, 12/15/2028	29,812
31,820	6.000%, 6/15/2029	36,759
9,453	8.000%, 5/15/2030	9,609

	Total	15,290,586

Technology (0.5%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[i]	194,512
	EMC Corporation
56,000	2.650%, 6/1/2020	57,508
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,910
	First Data Corporation
227,936	7.375%, 6/15/2019[i]	238,193
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[i]	266,744
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	239,903
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[i]	287,700
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	145,747

	Total	1,539,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Transportation (0.2%)
	Air Canada Pass Through Trust
$25,000	3.875%, 3/15/2023[i]	$24,938
	American Airlines Pass Through Trust
51,287	4.950%, 1/15/2023	55,585
	Avis Budget Car Rental, LLC
130,000	5.125%, 6/1/2022[i]	131,297
	Continental Airlines, Inc.
193,283	6.250%, 4/11/2020	207,176
	Delta Air Lines, Inc.
107,000	6.750%, 5/23/2017	110,611
89,532	4.950%, 5/23/2019	96,135
76,105	4.750%, 5/7/2020	81,722
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[i]	92,832

	Total	800,296

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
340,000	1.875%, 6/30/2020	347,810

	Total	347,810

Utilities (1.0%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	327,437
	AES Corporation
227,936	7.375%, 7/1/2021	253,009
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,269
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	97,390
	Calpine Corporation
210,000	5.375%, 1/15/2023	210,000
	Commonwealth Edison Company
60,000	6.950%, 7/15/2018	69,389
	DTE Energy Company
96,000	2.400%, 12/1/2019	97,561
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022[i]	168,200
	EDP Finance BV
96,000	4.125%, 1/15/2020[i]	99,360
	El Paso Corporation
50,000	7.000%, 6/15/2017	55,152
	Electricite de France SA
320,000	5.625%, 12/29/2049[i,j]	340,800
	Eversource Energy
30,000	1.600%, 1/15/2018	30,062
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	58,303
30,000	2.950%, 1/15/2020	30,506
	MarkWest Energy Partners, LP
300,000	4.875%, 12/1/2024	306,720
	NiSource Finance Corporation
102,000	6.400%, 3/15/2018	115,938
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	235,914
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	71,824
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,721
	Sempra Energy
100,000	6.150%, 6/15/2018	113,994
25,000	2.400%, 3/15/2020	25,278
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,036

Principal Amount	Long-Term Fixed Income (25.7%)	Value
Utilities (1.0%) - continued
	Transelec SA
$160,000	4.250%, 1/14/2025[i]	$163,219
	Williams Companies, Inc.
106,000	7.875%, 9/1/2021	123,050

	Total	3,111,132

	Total Long-Term Fixed Income (cost $80,471,358)	80,529,809

Shares	Preferred Stock (1.8%)	Value
Financials (1.6%)
16,000	Affiliated Managers Group, Inc., 5.250%	407,200
4,800	Agribank FCB, 6.875%[j]	499,200
288	Bank of America Corporation,
	Convertible, 7.250%[j]	333,216
25,915	Citigroup, Inc., 6.875%[j]	706,443
6,250	Farm Credit Bank of Texas, 6.750%[i,j]	651,172
13,000	Goldman Sachs Group, Inc., 5.500%[j]	327,340
17,350	HSBC USA, Inc., 6.500%[j]	440,343
520	M&T Bank Corporation, 6.375%[j]	530,888
12,800	Morgan Stanley, 7.125%[j]	364,416
8,640	U.S. Bancorp 6.500%[j]	256,694
320	Wells Fargo & Company, Convertible, 7.500%[j]	391,360

	Total	4,908,272

Materials (0.1%)
12,800	CHS, Inc., 7.100%[j]	345,728

	Total	345,728

Utilities (0.1%)
4,800	Southern California Edison Company, 4.510%[j]	481,050

	Total	481,050

	Total Preferred Stock (cost $5,503,411)	5,735,050

Shares	Collateral Held for Securities Loaned (2.6%)	Value
8,105,516	Thrivent Cash Management Trust	8,105,516

	Total Collateral Held for Securities Loaned (cost $8,105,516)	8,105,516

Shares or Principal Amount	Short-Term Investments (7.6%)[m]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.150%, 4/24/2015[n]	199,981
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.048%, 6/1/2015[n]	499,959
	Federal National Mortgage Association Discount Notes
1,000,000	0.050%, 4/27/2015[n]	999,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.6%)[m]	Value
	Thrivent Cash Management Trust
22,226,593	0.050%	$22,226,593

	Total Short-Term Investments (at amortized cost)	23,926,497

	Total Investments (cost $313,650,268) 107.2%	$337,288,195

	Other Assets and Liabilities, Net (7.2%)	(22,568,504)

	Total Net Assets 100.0%	$314,719,691

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
h	All or a portion of the security is insured or guaranteed.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $15,999,719 or 5.1% of total net assets.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Defaulted security. Interest is not being accrued.
l

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At March 31, 2015, $499,961 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$376,013
JBS Finance II, Ltd., 1/29/2018	8/19/2013	236,850
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	665,470
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	321,614
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	579,902

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,845,697
Gross unrealized depreciation	(5,207,770)

Net unrealized appreciation (depreciation)	$23,637,927

Cost for federal income tax purposes	$313,650,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,856,396	–	3,856,396	–
Capital Goods	2,428,585	–	2,428,585	–
Communications Services	19,224,221	–	16,660,664	2,563,557
Consumer Cyclical	6,768,064	–	6,768,064	–
Consumer Non-Cyclical	7,076,574	–	6,415,660	660,914
Energy	3,959,092	–	3,529,920	429,172
Financials	2,725,579	–	2,725,579	–
Technology	3,439,287	–	3,439,287	–
Transportation	1,998,408	–	1,998,408	–
Utilities	1,213,458	–	1,213,458	–
Common Stock
Consumer Discretionary	26,277,111	26,277,111	–	–
Consumer Staples	12,110,596	12,110,596	–	–
Energy	10,306,737	10,306,737	–	–
Financials	52,194,632	52,194,632	–	–
Health Care	19,234,364	19,234,364	–	–
Industrials	14,596,520	14,596,520	–	–
Information Technology	21,323,884	21,323,884	–	–
Materials	4,681,769	4,681,769	–	–
Telecommunications Services	782,880	782,880	–	–
Utilities	4,793,166	4,793,166	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,809,246	–	3,809,246	–
Basic Materials	1,707,210	–	1,707,210	–
Capital Goods	1,807,092	–	1,807,092	–
Collateralized Mortgage Obligations	12,234,453	–	12,234,453	–
Communications Services	5,408,547	–	5,408,547	–
Consumer Cyclical	4,306,427	–	4,306,427	–
Consumer Non-Cyclical	4,100,245	–	4,100,245	–
Energy	3,534,855	–	3,534,855	–
Financials^	11,628,883	–	11,628,883	0
Foreign Government	10,903,810	–	10,903,810	–
Mortgage-Backed Securities	15,290,586	–	15,290,586	–
Technology	1,539,217	–	1,539,217	–
Transportation	800,296	–	800,296	–
U.S. Government and Agencies	347,810	–	347,810	–
Utilities	3,111,132	–	3,111,132	–
Preferred Stock
Financials	4,908,272	3,757,900	1,150,372	–
Materials	345,728	345,728	–	–
Utilities	481,050	–	481,050	–
Collateral Held for Securities Loaned	8,105,516	8,105,516	–	–
Short-Term Investments	23,926,497	22,226,593	1,699,904	–

Total	$337,288,195	$200,737,396	$132,897,156	$3,653,643

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	183,609	183,609	–	–

Total Asset Derivatives	$183,609	$183,609	$–	$–

Liability Derivatives
Futures Contracts	158,046	158,046	–	–

Total Liability Derivatives	$158,046	$158,046	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(220)	June 2015	($48,065,893)	($48,214,375)	($148,482)
5-Yr. U.S. Treasury Bond Futures	168	June 2015	20,025,193	20,195,438	170,245
10-Yr. U.S. Treasury Bond Futures	(11)	June 2015	(1,416,560)	(1,417,969)	(1,409)
30-Yr. U.S. Treasury Bond Futures	4	June 2015	648,512	655,499	6,987
S&P 500 Index Futures	3	June 2015	1,553,755	1,545,600	(8,155)
Ultra Long Term U.S. Treasury Bond Futures	7	June 2015	1,182,748	1,189,125	6,377
Total Futures Contracts					$25,563

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$6,533,365	$9,127,037	$7,554,886	8,105,516	$8,105,516	$4,808
Cash Management Trust-Short Term Investment	28,196,804	37,534,127	43,504,338	22,226,593	22,226,593	3,692
Total Value and Income Earned	34,730,169				30,332,109	8,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$325,025	3.500%, 5/22/2020	$223,998
	Crown Americas, LLC, Term Loan
538,650	4.000%, 10/22/2021	543,169
	Fortescue Metals Group, Ltd., Term Loan
928,603	3.750%, 6/30/2019	837,117
	Ineos Group Holdings, Ltd., Term Loan
861,113	3.750%, 5/4/2018	854,655
	NewPage Corporation, Term Loan
954,810	9.500%, 2/11/2021	913,638
	Tronox Pigments BV, Term Loan
1,294,205	4.000%, 3/19/2020	1,292,717
	Wausau Paper Corporation, Term Loan
595,500	6.500%, 7/30/2020	599,966

	Total	5,265,260

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
581,500	3.750%, 10/9/2019	574,545
	Berry Plastics Group, Inc., Term Loan
588,000	3.500%, 2/8/2020	586,236
	Rexnord, LLC, Term Loan
591,000	4.000%, 8/21/2020	590,586
	Silver II Borrower, Term Loan
551,984	4.000%, 12/13/2019	522,547
	STHI Holding Corporation, Term Loan
597,000	4.500%, 8/6/2021	595,758

	Total	2,869,672

Communications Services (4.3%)
	Altice Financing SA, Term Loan
300,000	0.000%, 2/4/2022[b,c]	302,250
	Atlantic Broadband Penn, LLC, Term Loan
107,587	3.250%, 11/30/2019	106,672
	Birch Communication Inc., Term Loan
680,069	7.750%, 7/17/2020	673,269
	Block Communications, Inc., Term Loan
472,625	4.250%, 11/7/2021	473,216
	Cable & Wireless Communications plc, Term Loan
257,739	5.500%, 4/28/2017	257,739
	Cengage Learning Acquisitions, Term Loan
623,700	7.000%, 3/31/2020	625,484
	Charter Communications Operating, LLC, Term Loan
59,545	3.000%, 7/1/2020	59,289
589,500	3.000%, 1/3/2021	587,195
	Cincinnati Bell, Inc., Term Loan
678,391	4.000%, 9/10/2020	677,122
	Clear Channel Communications, Inc., Term Loan
132,102	7.678%, 7/30/2019	127,112
	Cumulus Media Holdings, Inc., Term Loan
690,138	4.250%, 12/23/2020	676,853

Principal Amount	Bank Loans (13.0%)[a]	Value
Communications Services (4.3%) - continued
	Fairpoint Communications, Term Loan
$527,751	7.500%, 2/14/2019	$536,549
	Grande Communications Networks, LLC, Term Loan
786,011	4.500%, 5/29/2020	777,663
	Gray Television, Inc., Term Loan
431,796	3.750%, 6/13/2021	431,364
	Hargray Communications Group, Inc., Term Loan
665,273	5.250%, 6/26/2019	667,561
	iHeartCommunications, Inc., Term Loan
570,744	6.928%, 1/30/2019	541,950
	IMG Worldwide, Inc., Term Loan
645,125	5.250%, 5/6/2021	638,835
	Integra Telecom Holdings, Inc., Term Loan
588,000	5.250%, 2/22/2019	586,712
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	553,666
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	801,336
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
175,000	0.000%, 1/7/2022[b,c]	172,267
550,000	4.500%, 1/7/2022	546,909
	LTS Buyer, LLC, Term Loan
897,239	4.000%, 4/13/2020	893,318
	McGraw-Hill Global Education, LLC, Term Loan
565,303	5.750%, 3/22/2019	569,260
	NEP/NCP Holdco, Inc., Term Loan
784,095	4.250%, 1/22/2020	762,532
	NTelos, Inc., Term Loan
573,060	5.750%, 11/9/2019	489,966
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
537,218	5.500%, 7/31/2018	534,532
	SBA Senior Finance II, LLC, Term Loan
471,438	3.250%, 3/24/2021	468,434
	TNS, Inc., Term Loan
595,082	5.000%, 2/14/2020	595,826
	Univision Communications, Inc., Term Loan
891,721	4.000%, 3/1/2020	889,652
	Virgin Media Investment Holdings, Ltd., Term Loan
512,886	3.500%, 6/7/2020	511,927
	WideOpenWest Finance, LLC, Term Loan
627,544	4.750%, 4/1/2019	627,644
	WMG Acquisition Corporation, Term Loan
591,000	3.750%, 7/1/2020	576,225
	XO Communications, LLC, Term Loan
643,500	4.250%, 3/20/2021	644,144
	Yankee Cable Acquisition, LLC, Term Loan
563,749	4.500%, 3/1/2020	565,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Communications Services (4.3%) - continued
	Zayo Group, LLC, Term Loan
$675,527	4.000%, 7/2/2019	$676,067

	Total	19,625,558

Consumer Cyclical (2.2%)
	Amaya Gaming Group, Inc., Term Loan
527,350	5.000%, 8/1/2021	522,076
	Burlington Coat Factory Warehouse Corporation, Term Loan
528,898	4.250%, 8/13/2021	531,765
	Ceridian HCM Holding, Inc., Term Loan
289,867	4.500%, 9/15/2020	285,339
	Chrysler Group, LLC, Term Loan
489,822	3.500%, 5/24/2017	489,719
	Dollar Tree, Inc., Term Loan
563,500	4.250%, 3/9/2022	569,214
	FCA US, LLC, Term Loan
272,250	3.250%, 12/31/2018	271,861
	Golden Nugget, Inc., Delayed Draw
65,981	5.500%, 11/21/2019	66,290
	Golden Nugget, Inc., Term Loan
153,956	5.500%, 11/21/2019	154,677
	Hilton Worldwide Finance, LLC, Term Loan
489,254	3.500%, 10/26/2020	489,700
	J.C. Penney Corporation, Inc., Term Loan
589,500	6.000%, 5/22/2018	587,708
	Las Vegas Sands, LLC, Term Loan
493,750	3.250%, 12/19/2020	493,162
	Marina District Finance Company, Inc., Term Loan
385,757	6.500%, 8/15/2018	387,604
	MGM Resorts International, Term Loan
1,213,279	3.500%, 12/20/2019	1,208,984
	Michaels Stores, Inc., Term Loan
686,550	4.000%, 1/28/2020	688,390
	Mohegan Tribal Gaming Authority, Term Loan
676,288	5.500%, 11/19/2019	670,228
	Pinnacle Entertainment, Inc., Term Loan
584,382	3.750%, 8/13/2020	584,067
	ROC Finance, LLC, Term Loan
591,000	5.000%, 6/20/2019	569,759
	Scientific Games International, Inc., Term Loan
592,500	6.000%, 10/18/2020	594,129
99,750	6.000%, 10/1/2021	99,917
	Seminole Hard Rock Entertainment, Inc., Term Loan
313,129	3.500%, 5/14/2020	311,172
	Seminole Indian Tribe of Florida, Term Loan
516,000	3.000%, 4/29/2020	514,710

	Total	10,090,471

Consumer Non-Cyclical (1.5%)
	Albertsons, Inc., Term Loan
693,270	5.375%, 3/21/2019	697,991
	Biomet, Inc., Term Loan
929,638	3.674%, 7/25/2017	928,634

Principal Amount	Bank Loans (13.0%)[a]	Value
Consumer Non-Cyclical (1.5%) - continued
	Catalina Marketing Corporation, Term Loan
$610,387	4.500%, 4/9/2021	$530,018
	CHS/Community Health Systems, Inc., Term Loan
121,544	3.428%, 12/31/2018	121,507
446,575	4.250%, 1/27/2021	448,652
	HCA, Inc., Term Loan
711,389	0.000%, 3/31/2017	711,303
	Libbey Glass, Inc., Term Loan
305,194	3.750%, 4/9/2021	303,286
	Ortho-Clinical Diagnostics, Inc., Term Loan
709,114	4.750%, 6/30/2021	701,689
	Roundy’s Supermarkets, Inc., Term Loan
609,468	5.750%, 3/3/2021	584,712
	Supervalu, Inc., Term Loan
783,649	4.500%, 3/21/2019	786,148
	Visant Corporation, Term Loan
815,803	7.000%, 9/23/2021	818,691

	Total	6,632,631

Energy (0.9%)
	Arch Coal, Inc., Term Loan
788,609	6.250%, 5/16/2018	607,623
	Energy Solutions, LLC, Term Loan
654,750	6.750%, 5/29/2020	656,184
	Exgen Renewables I, LLC, Term Loan
412,958	5.250%, 2/6/2021	415,023
	McJunkin Red Man Corporation, Term Loan
443,250	5.000%, 11/8/2019	425,077
	MEG Energy Corporation, Term Loan
715,651	3.750%, 3/31/2020[b,c]	684,614
	Offshore Group Investment, Ltd., Term Loan
403,165	5.750%, 3/28/2019	229,300
	Pacific Drilling SA, Term Loan
589,500	4.500%, 6/3/2018	487,481
	Targa Resources Partners, LP, Term Loan
551,535	5.750%, 2/27/2022	553,603

	Total	4,058,905

Financials (0.8%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	630,630
	DJO Finance, LLC, Term Loan
614,088	4.250%, 9/15/2017	615,163
	Harland Clarke Holdings Corporation, Term Loan
573,750	7.000%, 5/22/2018	576,980
	MoneyGram International, Inc., Term Loan
519,697	4.250%, 3/27/2020	489,976
	MPH Acquisition Holdings, LLC, Term Loan
171,799	3.750%, 3/31/2021	171,155
	TransUnion, LLC, Term Loan
643,500	4.000%, 4/9/2021	643,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Financials (0.8%) - continued
	WaveDivision Holdings, LLC, Term Loan
$586,500	4.000%, 10/15/2019	$584,787

	Total	3,711,792

Technology (0.8%)
	Avago Technologies, Ltd., Term Loan
950,302	3.750%, 5/6/2021	951,671
	BMC Software, Inc., Term Loan
571,667	5.000%, 9/10/2020	558,804
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	248,838
	First Data Corporation, Term Loan
900,000	3.674%, 3/23/2018	899,100
	Freescale Semiconductor, Inc., Term Loan
588,056	4.250%, 2/28/2020	588,950
	Infor US, Inc., Term Loan
561,364	3.750%, 6/3/2020	555,840

	Total	3,803,203

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,056,187	3.750%, 6/27/2019	1,054,867
	Delta Air Lines, Inc., Term Loan
754,211	3.250%, 4/20/2017	753,743
	OSG Bulk Ships, Inc., Term Loan
699,713	5.250%, 8/5/2019	694,465

	Total	2,503,075

Utilities (0.2%)
	Calpine Corporation, Term Loan
438,579	4.000%, 4/1/2018	439,355
74,062	4.000%, 10/31/2020	74,168
	Intergen NV, Term Loan
589,500	5.500%, 6/15/2020	568,868

	Total	1,082,391

	Total Bank Loans (cost $60,511,660)	59,642,958

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.5%)
	Asset Backed Securities Corporation Home Equity Loan Trust
700,668	0.314%, 7/25/2036[d]	627,582
829,403	0.334%, 11/25/2036[d]	714,164
	Bayview Opportunity Master Fund Trust
1,236,806	3.721%, 2/28/2035*	1,237,528
	Bayview Opportunity Master Fund Trust IIB, LP
890,499	3.623%, 7/28/2019*,e	887,557
837,679	3.228%, 7/28/2034*,e	839,790
	Countrywide Asset-Backed Certificates
465,331	5.530%, 4/25/2047	462,520
	GSAA Home Equity Trust
797,485	0.444%, 7/25/2037[d]	673,378
	J.P. Morgan Mortgage Trust
1,481,257	2.635%, 2/25/2036	1,337,574
	Renaissance Home Equity Loan Trust
378,021	5.746%, 5/25/2036[e]	272,476
632,000	6.011%, 5/25/2036[e]	444,339

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.5%) - continued
$928,641	5.797%, 8/25/2036[e]	$599,910
	U.S. Residential Opportunity Fund III Trust
1,286,455	3.721%, 1/27/2035*	1,290,747
	Vericrest Opportunity Loan Transferee
1,238,019	3.375%, 10/25/2058*,e	1,235,667
784,561	3.500%, 2/25/2055*,e	784,133

	Total	11,407,365

Basic Materials (0.7%)
	Anglo American Capital plc
92,000	1.203%, 4/15/2016[d,f]	91,952
	ArcelorMittal
730,000	6.250%, 3/1/2021	775,625
	Dow Chemical Company
64,000	8.550%, 5/15/2019	80,129
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	297,850
322,000	7.000%, 2/15/2021[f]	297,045
	FMG Resources August 2006 Pty., Ltd.
142,222	6.875%, 2/1/2018[f]	139,378
	Freeport-McMoRan, Inc.
53,000	2.375%, 3/15/2018	52,740
	Hexion US Finance Corporation
670,000	8.875%, 2/1/2018	591,275
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	395,500
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	70,577
	Sappi Papier Holding GmbH
400,000	6.625%, 4/15/2021[f]	419,500
	Vale Overseas, Ltd.
46,000	6.250%, 1/23/2017	48,746
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024	96,355

	Total	3,356,672

Capital Goods (0.9%)
	Brand Energy & Infrastructure Services, Inc.
375,000	8.500%, 12/1/2021[f]	351,562
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	764,538
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	736,387
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	469,450
	Harsco Corporation
132,000	2.700%, 10/15/2015	132,000
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	191,901
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	122,229
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	165,400
410,000	6.875%, 2/15/2021	431,525
	RSC Equipment Rental, Inc.
160,000	8.250%, 2/1/2021	172,800
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	510,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Capital Goods (0.9%) - continued
	Textron, Inc.
$137,000	7.250%, 10/1/2019	$162,765

	Total	4,210,557

Collateralized Mortgage Obligations (14.6%)
	Adjustable Rate Mortgage Trust
1,072,000	2.811%, 11/25/2035	922,916
	Alternative Loan Trust
1,764,157	5.500%, 5/25/2035	1,775,705
1,126,164	6.000%, 6/25/2036	1,035,372
	American Home Mortgage Assets Trust
1,704,084	0.364%, 12/25/2046[d]	1,194,972
1,752,921	0.364%, 6/25/2047[d]	1,201,170
	American Home Mortgage Investment Trust
1,463,736	6.250%, 12/25/2036	696,279
	Banc of America Alternative Loan Trust
450,459	0.674%, 4/25/2035[d]	355,146
1,286,242	6.000%, 11/25/2035	1,123,908
	Banc of America Funding Corporation
319,427	5.047%, 5/20/2036	259,002
	BCAP, LLC Trust
1,272,322	0.354%, 3/25/2037[d]	1,076,709
	Bear Stearns Adjustable Rate Mortgage Trust
267,420	2.430%, 10/25/2035[d]	263,418
303,237	2.579%, 2/25/2036	235,501
	Bear Stearns ALT-A Trust
1,368,422	4.969%, 7/25/2035	1,118,549
	Citicorp Mortgage Securities Trust
436,277	6.000%, 5/25/2037	450,379
	Citigroup Mortgage Loan Trust, Inc.
395,642	5.500%, 11/25/2035	364,629
773,072	2.769%, 3/25/2037	601,573
	CitiMortgage Alternative Loan Trust
567,881	5.750%, 4/25/2037	487,490
	Countrywide Alternative Loan Trust
352,115	0.574%, 2/25/2035[d]	324,557
960,109	2.407%, 10/25/2035	846,004
655,947	5.141%, 10/25/2035	556,080
435,816	5.500%, 2/25/2036	418,638
236,346	6.000%, 4/25/2036	211,386
591,285	6.500%, 8/25/2036	463,650
204,427	6.000%, 1/25/2037	188,164
887,589	5.500%, 5/25/2037	749,447
	Countrywide Home Loan Mortgage Pass Through Trust
1,348,503	2.437%, 11/25/2035	1,139,921
548,462	4.946%, 2/20/2036	480,228
	Deutsche Alt-A Securities Mortgage Loan Trust
112,108	5.500%, 10/25/2021	107,837
888,410	0.898%, 4/25/2047[d]	758,591
1,430,309	0.394%, 8/25/2047[d]	1,220,060
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
361,329	0.374%, 11/25/2035[d]	234,237
767,194	5.500%, 11/25/2035	724,402
	Federal Home Loan Mortgage Corporation
7,305,968	2.500%, 12/15/2022[g]	505,048
2,204,060	2.500%, 5/15/2027[g]	189,092
2,552,282	2.500%, 2/15/2028[g]	239,621

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
$7,705,835	2.500%, 3/15/2028[g]	$743,817
4,134,478	3.000%, 4/15/2028[g]	436,762
3,373,339	3.000%, 2/15/2033[g]	443,693
	Federal National Mortgage Association
3,302,111	2.500%, 2/25/2028[g]	310,723
2,843,926	3.000%, 4/25/2028[g]	320,953
3,215,397	3.500%, 1/25/2033[g]	422,832
	First Horizon Alternative Mortgage Securities Trust
975,682	2.250%, 3/25/2035	876,531
1,063,251	6.000%, 8/25/2036[d]	881,658
	First Horizon Mortgage Pass-Through Trust
955,679	2.595%, 8/25/2037	784,821
	GMAC Mortgage Corporation Loan Trust
1,695,461	3.948%, 5/25/2035	1,620,335
	Government National Mortgage Association
3,589,658	4.000%, 1/16/2027[g]	437,944
	Greenpoint Mortgage Funding Trust
711,494	0.374%, 10/25/2045[d]	548,305
	GSR Mortgage Loan Trust
200,734	0.364%, 8/25/2046[d]	193,351
	HomeBanc Mortgage Trust
396,402	2.163%, 4/25/2037	292,692
	IndyMac IMJA Mortgage Loan Trust
882,589	6.250%, 11/25/2037	754,629
	IndyMac INDX Mortgage Loan Trust
1,284,619	4.649%, 10/25/2035	1,077,676
	J.P. Morgan Alternative Loan Trust
1,192,695	6.500%, 3/25/2036	1,036,826
	J.P. Morgan Mortgage Trust
219,263	6.500%, 1/25/2035	216,685
1,038,356	2.654%, 8/25/2035	1,030,753
453,504	2.522%, 10/25/2036	408,272
843,049	0.554%, 1/25/2037[d]	550,074
693,280	2.539%, 1/25/2037	629,926
458,535	6.250%, 8/25/2037	367,022
	Lehman Mortgage Trust
541,590	0.924%, 12/25/2035[d]	392,245
	Master Asset Securitization Trust
606,899	0.674%, 6/25/2036[d]	360,754
	MASTR Alternative Loans Trust
215,471	6.500%, 7/25/2034	220,688
507,703	0.624%, 12/25/2035[d]	271,912
	Merrill Lynch Alternative Note Asset Trust
677,115	6.000%, 3/25/2037	622,719
	Morgan Stanley Mortgage Loan Trust
536,323	5.207%, 11/25/2035	405,597
	MortgageIT Trust
1,006,709	0.434%, 12/25/2035[d]	916,722
	New Century Alternative Mortgage Loan Trust
1,175,773	6.167%, 7/25/2036[e]	790,535
	Oak Hill Advisors Residential Loan Trust
1,500,000	3.475%, 1/25/2055*,e	1,499,895
	RALI Trust
1,097,307	6.000%, 4/25/2036	909,597
1,101,012	0.354%, 11/25/2036[d]	793,478
376,877	6.000%, 6/25/2037	318,349

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
$1,506,442	0.364%, 7/25/2037[d]	$1,273,054
	Residential Accredit Loans, Inc.
781,817	5.750%, 9/25/2035	705,730
900,637	6.000%, 1/25/2037	766,550
	Residential Accredit Loans, Inc. Trust
1,540,486	5.750%, 4/25/2037	1,246,033
943,968	6.250%, 4/25/2037	799,552
	Residential Asset Securitization Trust
1,034,492	6.217%, 8/25/2022	937,829
593,731	5.500%, 4/25/2035	598,353
836,917	0.554%, 8/25/2037[d]	302,574
	Residential Funding Mortgage Security I Trust
1,231,266	6.000%, 7/25/2037	1,114,416
	RFMSI Trust
879,268	5.750%, 2/25/2036	813,175
	Sequoia Mortgage Trust
1,464,262	2.743%, 9/20/2046	1,146,058
	Structured Adjustable Rate Mortgage Loan Trust
276,195	2.587%, 12/25/2034	268,165
958,686	5.034%, 7/25/2035	824,559
416,537	2.627%, 9/25/2035	350,802
716,479	4.559%, 5/25/2036	520,129
	Structured Asset Mortgage Investments, Inc.
1,590,544	0.484%, 12/25/2035[d]	1,211,662
844,637	0.384%, 5/25/2046[d]	613,687
	Suntrust Alternative Loan Trust
1,045,786	5.750%, 12/25/2035	930,856
	WaMu Mortgage Pass Through Certificates
773,811	4.259%, 8/25/2036	688,195
701,941	1.959%, 11/25/2036	619,796
1,429,389	1.782%, 1/25/2037	1,212,685
128,364	2.238%, 8/25/2046	108,460
777,661	1.936%, 3/25/2047[d]	626,222
	Washington Mutual Mortgage Pass Through Certificates
662,212	0.774%, 6/25/2035[d]	496,370
860,891	6.000%, 11/25/2035	797,546
1,273,945	0.878%, 2/25/2047[d]	894,866
	Wells Fargo Mortgage Backed Securities Trust
1,513,070	2.623%, 7/25/2036	1,475,951
531,092	6.000%, 7/25/2037	536,698
701,429	6.000%, 11/25/2037	695,359

	Total	66,983,784

Commercial Mortgage-Backed Securities (0.4%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,053,710
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	703,645

	Total	1,757,355

Communications Services (2.6%)
	AMC Networks, Inc.
390,000	4.750%, 12/15/2022	388,292
	American Tower Corporation
106,000	7.000%, 10/15/2017	119,382
98,000	3.450%, 9/15/2021	100,035

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (2.6%) - continued
	CC Holdings GS V, LLC
$160,000	2.381%, 12/15/2017	$161,340
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	420,000
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	431,500
	Cequel Communications Escrow I, LLC
750,000	6.375%, 9/15/2020[f]	790,312
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	788,437
	Digicel, Ltd.
760,000	6.000%, 4/15/2021[f]	722,000
	DIRECTV Holdings, LLC
104,000	5.875%, 10/1/2019	119,801
	DISH DBS Corporation
400,000	5.000%, 3/15/2023	388,920
	Equinix, Inc.
515,000	5.750%, 1/1/2025	536,888
	Frontier Communications Corporation
775,000	6.875%, 1/15/2025	767,250
	Hughes Satellite Systems Corporation
570,000	6.500%, 6/15/2019	618,450
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	411,625
	Numericable-SFR
770,000	6.000%, 5/15/2022[f]	779,625
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	199,973
	Sprint Corporation
760,000	7.625%, 2/15/2025	756,200
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	131,411
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	794,062
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	522,725
	UPCB Finance V, Ltd.
570,000	7.250%, 11/15/2021[f]	613,462
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020	67,146
98,000	4.500%, 9/15/2020	108,219
	West Corporation
770,000	5.375%, 7/15/2022[f]	752,675
	Wind Acquisition Finance SA
500,000	4.750%, 7/15/2020[f]	501,250

	Total	11,990,980

Consumer Cyclical (1.8%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	415,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	595,650
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019	555,838
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	141,761
95,000	2.597%, 11/4/2019	96,252
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	580,688
83,000	4.375%, 9/25/2021	88,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Cyclical (1.8%) - continued
	Hilton Worldwide Finance, LLC
$730,000	5.625%, 10/15/2021	$768,325
	Hyundai Capital America
20,000	2.000%, 3/19/2018[f]	20,320
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	205,500
125,000	4.250%, 11/15/2019[f]	128,438
420,000	5.625%, 2/1/2023[f]	442,050
	L Brands, Inc.
570,000	5.625%, 2/15/2022	627,000
	Lennar Corporation
410,000	12.250%, 6/1/2017	490,975
160,000	4.125%, 12/1/2018	162,400
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	198,897
	MGM Resorts International
775,000	6.000%, 3/15/2023	796,313
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	796,875
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	127,410
	TRW Automotive, Inc.
80,000	7.250%, 3/15/2017[f]	87,500
	United Rentals, Inc.
780,000	5.500%, 7/15/2025	794,625

	Total	8,119,970

Consumer Non-Cyclical (2.0%)
	Aviv Healthcare Properties, LP
400,000	6.000%, 10/15/2021	428,000
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	309,612
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	40,285
	CareFusion Corporation
45,000	1.450%, 5/15/2017	45,034
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022[f]	742,088
	CVS Health Corporation
64,000	2.250%, 12/5/2018	65,435
	EMD Finance, LLC
35,000	0.619%, 3/17/2017[d,f]	34,986
	Endo Finance LLC & Endo Finco, Inc.
160,000	7.000%, 7/15/2019[f]	166,800
410,000	7.000%, 12/15/2020[f]	427,425
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	766,875
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	103,906
	HCA, Inc.
575,000	3.750%, 3/15/2019	582,728
	Hospira, Inc.
560,000	5.200%, 8/12/2020	638,730
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	333,200
	JBS Finance II, Ltd.
730,000	8.250%, 1/29/2018*	754,309
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	394,875
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,157
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	115,115

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Medtronic, Inc.
$190,000	4.375%, 3/15/2035[f]	$206,614
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	86,966
	Ortho-Clinical Diagnostics, Inc.
750,000	6.625%, 5/15/2022[f]	665,625
	Pernod Ricard SA
64,000	5.750%, 4/7/2021[f]	74,270
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	54,954
	Safeway, Inc.
37,000	3.400%, 12/1/2016	36,907
	Spectrum Brands Escrow Corporation
570,000	6.375%, 11/15/2020	604,200
	Tenet Healthcare Corporation
730,000	8.125%, 4/1/2022	804,825
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	108,124
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	443,440

	Total	9,060,485

Energy (1.7%)
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,964
	Calumet Specialty Products Partners, LP
400,000	6.500%, 4/15/2021[f]	388,000
	Chaparral Energy, Inc.
400,000	7.625%, 11/15/2022	268,000
	CNPC General Capital, Ltd.
123,000	2.750%, 4/19/2017[f]	125,179
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	574,275
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023[f]	515,100
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	870,750
	Enterprise Products Operating, LLC
83,000	2.550%, 10/15/2019	84,111
	EQT Corporation
60,000	5.150%, 3/1/2018	64,307
62,000	8.125%, 6/1/2019	74,067
	EQT Midstream Partners, LP
98,000	4.000%, 8/1/2024	97,286
	Hess Corporation
95,000	8.125%, 2/15/2019	114,061
	Kinder Morgan, Inc.
95,000	5.300%, 12/1/2034	98,143
	Linn Energy, LLC
570,000	6.250%, 11/1/2019	450,300
	Marathon Petroleum Corporation
75,000	3.625%, 9/15/2024	75,855
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	148,000
410,000	6.375%, 1/30/2023[f]	377,200
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	324,900
	Petroleos Mexicanos
390,000	5.625%, 1/23/2046[f]	395,850
	Plains All American Pipeline, LP
94,000	3.600%, 11/1/2024	94,376
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	759,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.7%) - continued
	Rosetta Resources, Inc.
$550,000	5.875%, 6/1/2022	$518,375
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025[f]	766,281
	Suncor Energy, Inc.
86,000	6.100%, 6/1/2018	96,877
75,000	3.600%, 12/1/2024	76,506
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	84,091
	Williams Companies, Inc.
98,000	3.700%, 1/15/2023	90,591

	Total	7,629,645

Financials (7.9%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	66,668
	Aegon NV
720,000	2.168%, 7/29/2049[d,h]	622,800
	AIG Life Holdings, Inc.
800,000	7.570%, 12/1/2045*	1,082,000
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	593,250
	American Express Company
750,000	6.800%, 9/1/2066	787,650
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	98,046
	Banco de Brasil SA
1,140,000	9.000%, 12/31/2049[f,h]	982,486
	Bank of America Corporation
164,000	5.700%, 5/2/2017	176,693
58,000	5.650%, 5/1/2018	64,338
90,000	8.000%, 12/29/2049[h]	96,187
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	454,800
	Barclays Bank plc
100,000	5.140%, 10/14/2020	111,102
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	117,351
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,063,475
	BNP Paribas SA
775,000	5.186%, 6/29/2049[f,h]	779,084
	BPCE SA
375,000	5.150%, 7/21/2024[f]	400,685
	Caisse Centrale Desjardins du Quebec
35,000	0.918%, 1/29/2018[d,f]	34,995
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,682
128,000	8.500%, 5/22/2019	159,409
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[f,h]	675,937
	Credit Agricole SA
380,000	6.625%, 9/29/2049[f,h]	380,950
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,h]	429,500
760,000	6.250%, 12/29/2049[f,h]	746,700
	CyrusOne, LP
570,000	6.375%, 11/15/2022	605,625
	DDR Corporation
86,000	9.625%, 3/15/2016	92,758
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	803,320

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (7.9%) - continued
	Discover Bank
$43,000	8.700%, 11/18/2019	$52,962
	Discover Financial Services
90,000	6.450%, 6/12/2017	99,157
	Duke Realty, LP
95,000	4.375%, 6/15/2022	102,026
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	555,594
600,000	5.100%, 12/31/2049[h]	570,000
	GE Capital Trust I
380,000	6.375%, 11/15/2067	411,350
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	900,000
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	89,907
122,000	7.500%, 2/15/2019	145,605
35,000	1.417%, 4/23/2020[d]	35,445
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	120,496
	HBOS plc
116,000	6.750%, 5/21/2018[f]	129,785
	HCP, Inc.
64,000	3.750%, 2/1/2019	67,467
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	118,163
	HSBC Holdings plc
665,000	6.375%, 3/29/2049[h]	679,962
375,000	5.625%, 12/29/2049[h]	378,516
380,000	6.375%, 12/29/2049[h]	388,075
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	799,876
	ILFC E-Capital Trust II
1,575,000	6.250%, 12/21/2065[d,f]	1,480,500
	ING Capital Funding Trust III
819,000	3.875%, 12/29/2049[d,h]	810,810
	International Lease Finance Corporation
64,000	2.221%, 6/15/2016[d]	64,000
390,000	5.875%, 8/15/2022	432,900
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	43,016
100,000	3.875%, 1/15/2019	105,469
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	102,224
30,000	2.250%, 1/23/2020	30,064
77,000	7.900%, 4/29/2049[h]	82,871
750,000	6.750%, 8/29/2049[h]	813,750
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[f]	803,250
25,000	5.000%, 6/1/2021[f]	27,698
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	741,895
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	910,000
865,000	5.920%, 9/29/2049[f,h]	873,650
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,090,475
	MetLife, Inc.
400,000	6.400%, 12/15/2036	474,000
	Morgan Stanley
87,000	6.250%, 8/28/2017	96,110
35,000	1.396%, 1/27/2020[d]	35,523
64,000	4.875%, 11/1/2022	69,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

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Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (7.9%) - continued
	Murray Street Investment Trust I
$88,000	4.647%, 3/9/2017	$93,254
	National City Corporation
86,000	6.875%, 5/15/2019	101,473
	National Westminster Bank plc
1,140,000	0.563%, 11/29/2049[d,h]	712,506
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,982
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	412,775
775,000	5.625%, 6/15/2043	821,500
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[f]	445,000
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,729
	Regions Bank
28,000	7.500%, 5/15/2018	32,545
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	172,540
	Royal Bank of Scotland Group plc
82,000	1.213%, 3/31/2017[d]	82,305
83,000	5.125%, 5/28/2024	87,076
375,000	7.648%, 8/29/2049[h]	472,500
	Societe Generale SA
124,000	5.750%, 4/20/2016[f]	129,259
760,000	8.250%, 9/29/2049[h]	807,500
400,000	7.875%, 12/31/2049[f,h]	413,000
	Standard Chartered plc
760,000	6.500%, 12/29/2049[c,f,h]	766,720
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[f,h]	864,150
	Synchrony Financial
94,000	1.875%, 8/15/2017	94,076
25,000	1.485%, 2/3/2020[d]	25,116
94,000	3.750%, 8/15/2021	97,478
	USB Realty Corporation
760,000	1.400%, 12/29/2049[d,f,h]	691,600
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	133,103
200,000	5.650%, 5/15/2053	209,000
	Wells Fargo & Company
35,000	0.935%, 1/30/2020[d]	35,181
400,000	5.900%, 12/29/2049[h]	416,500
380,000	5.875%, 12/31/2049[h]	401,926
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[f]	1,025,850

	Total	35,965,624

Foreign Government (1.8%)
	Brazil Government International Bond
700,000	5.000%, 1/27/2045	647,500
	Colombia Government International Bond
250,000	4.000%, 2/26/2024	257,750
300,000	5.000%, 6/15/2045	308,250
	Costa Rica Government International Bond
560,000	7.158%, 3/12/2045[f]	576,800
	Croatia Government International Bond
350,000	6.625%, 7/14/2020[f]	388,063
	Hungary Government International Bond
500,000	5.375%, 3/25/2024	560,625

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Foreign Government (1.8%) - continued
	Indonesia Government International Bond
$210,000	4.125%, 1/15/2025[f]	$215,512
675,000	5.125%, 1/15/2045[f]	708,750
	Mexico Government International Bond
930,000	4.000%, 10/2/2023	983,940
260,000	4.600%, 1/23/2046	265,850
	Panama Government International Bond
200,000	4.000%, 9/22/2024	209,500
270,000	3.750%, 3/16/2025	276,750
	Peru Government International Bond
200,000	5.625%, 11/18/2050	244,500
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	352,932
290,000	3.950%, 1/20/2040	307,763
	Russian Government International Bond
500,000	4.875%, 9/16/2023[f]	481,100
	South Africa Government International Bond
210,000	5.875%, 5/30/2022	238,675
	Turkey Government International Bond
700,000	7.000%, 6/5/2020	808,500
200,000	4.875%, 4/16/2043	197,500

	Total	8,030,260

Mortgage-Backed Securities (2.6%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,000,000	3.500%, 5/1/2029[c]	1,059,340
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 4/1/2045[c]	1,575,469
8,650,000	4.000%, 4/1/2045[c]	9,248,742

	Total	11,883,551

Technology (0.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	418,950
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	696,800
	First Data Corporation
570,000	7.375%, 6/15/2019[f]	595,650
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	620,588
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	744,937

	Total	3,076,925

Transportation (0.2%)
	American Airlines Pass Through Trust
78,762	4.950%, 1/15/2023	85,363
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	777,685
	Burlington Northern Santa Fe, LLC
94,000	3.400%, 9/1/2024	98,107
	Delta Air Lines, Inc.
63,079	4.950%, 5/23/2019	67,731
53,620	4.750%, 5/7/2020	57,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Transportation (0.2%) - continued
	Korea Expressway Corporation
$123,000	1.625%, 4/28/2017[f]	$122,777

	Total	1,209,240

U.S. Government and Agencies (<0.1%)
	U.S. Treasury Notes
85,000	2.250%, 11/15/2024	87,384

	Total	87,384

Utilities (2.0%)
	Access Midstream Partners, LP
390,000	4.875%, 5/15/2023	392,925
	AES Corporation
390,000	7.375%, 7/1/2021	432,900
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	599,200
730,000	5.375%, 1/15/2023	730,000
	Commonwealth Edison Company
82,000	6.950%, 7/15/2018	94,832
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[f]	216,000
	Dynegy Finance I, Inc.
700,000	7.375%, 11/1/2022[f]	735,875
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[f,h]	1,293,940
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,037,879
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	98,668
	MarkWest Energy Partners, LP
780,000	4.875%, 12/1/2024	797,472
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	403,650
	Southern California Edison Company
1,700,000	6.250%, 8/1/2049[h]	1,904,000
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	388,000

	Total	9,125,341

	Total Long-Term Fixed Income (cost $188,230,742)	193,895,138

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (2.3%)
6,900	American Axle & Manufacturing Holdings, Inc.[i]	178,227
14,750	Barnes & Noble, Inc.[i]	350,312
3,400	Bayerische Motoren Werke AG	423,418
28,400	Best Buy Company, Inc.	1,073,236
5,400	Brunswick Corporation	277,830
11,900	Canon Marketing Japan, Inc.	238,692
25,200	Dixons Carphone plc	154,118
25,200	EDION Corporation[j]	189,412
17,300	Gap, Inc.	749,609
19,100	Hakuhodo Dy Holdings, Inc.	203,058
6,300	Hennes & Mauritz AB	255,262
58,625	Home Retail Group plc	142,988
23,300	Honda Motor Company, Ltd.	760,580
57,393	ITV plc	214,881
21	Lear Corporation	2,327
16,900	Lowe’s Companies, Inc.	1,257,191
84,000	Luk Fook Holdings International, Ltd.	234,234
4,600	Macy’s, Inc.	298,586
5,050	Madison Square Garden Company[i]	427,483
2,100	RTL Group SA	201,936

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (2.3%) - continued
18,500	Ruth’s Hospitality Group, Inc.	$293,780
25,600	Sekisui House, Ltd.	371,713
118,000	SJM Holdings, Ltd.	154,117
48,400	Sky Network Television, Ltd.	213,562
21,900	Stage Stores, Inc.	501,948
19,800	Suzuki Motor Corporation	594,677
10,500	Target Corporation	861,735

	Total	10,624,912

Consumer Staples (1.2%)
9,400	Archer-Daniels-Midland Company	445,560
12,496	Associated British Foods plc	521,495
8,700	Coca-Cola Enterprises, Inc.	384,540
1,600	Henkel AG & Company KGaA	165,108
19,292	Imperial Tobacco Group plc	846,264
15,100	Mondelez International, Inc.	544,959
56,300	Rite Aid Corporation[i]	489,247
13,900	Tyson Foods, Inc.	532,370
2,200	Walgreens Boots Alliance, Inc.	186,296
6,100	Wal-Mart Stores, Inc.	501,725
6,728	Wesfarmers, Ltd.	224,674
9,050	Whole Foods Market, Inc.	471,324
104,100	Wilmar International, Ltd.	247,132

	Total	5,560,694

Energy (1.7%)
133,680	BP plc	866,532
25,700	BW LPG, Ltd.[f]	206,680
13,300	CAT Oil AG	148,799
32,300	Eni SPA	559,051
25,800	ERG SPA	337,612
24,700	Exxon Mobil Corporation	2,099,500
19,800	Halliburton Company	868,824
45,500	Patterson-UTI Energy, Inc.	854,263
38,800	Pioneer Energy Services Corporation[i]	210,296
20,244	Royal Dutch Shell plc, Class B	630,604
15,000	Total SA	745,602
5,300	Whiting Petroleum Corporation[i]	163,770

	Total	7,691,533

Financials (14.3%)
700	Acadia Realty Trust	24,416
900	Agree Realty Corporation	29,673
5,200	Alexandria Real Estate Equities, Inc.	509,808
7,700	Allianz SE	1,336,843
23,900	American Campus Communities, Inc.	1,024,593
8,900	AmTrust Financial Services, Inc.[j]	507,167
5,900	Apartment Investment & Management Company	232,224
200,000	Apollo Investment Corporation	1,535,000
115,400	Ares Capital Corporation	1,981,418
2,900	Ashford Hospitality Trust, Inc.	27,898
7,684	Australia & New Zealand Banking Group, Ltd.	213,770
3,800	AvalonBay Communities, Inc.	662,150
7,600	AXA SA	191,285
43,400	Banco Santander SA	325,341
97,100	Bank Leumi Le-Israel BMi	360,073
60,300	Bank of America Corporation	928,017
4,347	Bank of Nova Scotia	218,079
15,900	Bank of Queensland, Ltd.	166,612
26,000	Bank of Yokohama, Ltd.	152,273
5,900	BioMed Realty Trust, Inc.	133,694
5,900	Boston Properties, Inc.	828,832
8,187	Brixmor Property Group, Inc.	217,365
3,300	Camden Property Trust	257,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Financials (14.3%) - continued
7,900	Cash America International, Inc.	$184,070
400	Chatham Lodging Trust	11,764
201	Chesapeake Lodging Trust	6,800
52,000	Cheung Kong Holdings, Ltd.	1,062,387
22,000	Citigroup, Inc.	1,133,440
1,945	Cousins Properties, Inc.	20,617
6,900	CubeSmart	166,635
76	Daiwa House Residential Investment Corporation	165,813
11,900	DBS Group Holdings, Ltd.	176,451
3,600	DDR Corporation	67,032
1,800	Digital Realty Trust, Inc.	118,728
26,400	Duke Realty Corporation	574,728
1,400	DuPont Fabros Technology, Inc.	45,752
8,366	Enova International, Inc.[i]	164,727
2,200	EPR Properties	132,066
2,900	Equity Lifestyle Properties, Inc.	159,355
8,000	Equity Residential	622,880
3,100	Erie Indemnity Company	270,506
1,500	Essex Property Trust, Inc.	344,850
16,050	First Financial Bancorp	285,851
12,000	First Horizon National Corporation	171,480
21,600	Forestar Real Estate Group, Inc.[i]	340,632
17,867	General Growth Properties, Inc.	527,970
1,400	Geo Group, Inc.	61,236
120,000	Golub Capital BDC, Inc.	2,106,000
25,800	Hang Seng Bank, Ltd.	466,951
2,200	Hannover Rueckversicherung SE	227,335
10,100	HCP, Inc.	436,421
7,033	Health Care REIT, Inc.	544,073
9,600	Healthcare Trust of America, Inc.	267,456
5,500	Highwoods Properties, Inc.	251,790
6,600	Horace Mann Educators Corporation	225,720
25	Hoshino Resorts REIT, Inc.	306,857
2,900	Hospitality Properties Trust	95,671
52,600	Host Hotels & Resorts, Inc.	1,061,468
182,067	HSBC Holdings plc	1,551,463
35,300	Huntington Bancshares, Inc.	390,065
1,000	iShares Dow Jones U.S. Real Estate Index Fund ETF	79,320
114,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,332,660
9,100	iShares Intermediate Credit Bond ETF	1,007,097
45,450	iShares J.P. Morgan USD Emerging Markets Bond ETF	5,095,854
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,082,970
84	Japan Logistics Fund, Inc.	174,567
31,950	KeyCorp	452,412
900	Kilroy Realty Corporation	68,553
22,200	Kimco Realty Corporation	596,070
2,200	LaSalle Hotel Properties	85,492
6,850	Lazard, Ltd.	360,241
39,500	Link REIT	243,683
3,450	Macerich Company	290,938
3,650	Medical Properties Trust, Inc.	53,801
22,700	MetLife, Inc.	1,147,485
2,200	Mid-America Apartment Communities, Inc.	169,994
31,700	Morgan Stanley	1,131,373
3,700	Muenchener Rueckversicherungs- Gesellschaft AG	795,061
8,100	National Australia Bank, Ltd.	237,122
2,200	National Health Investors, Inc.	156,222
5,700	National Retail Properties, Inc.	233,529

Shares	Common Stock (33.8%)	Value
Financials (14.3%) - continued
11,100	NorthStar Realty Finance Corporation	$201,132
12,300	OFG Bancorp	200,736
2,150	Omega Healthcare Investors, Inc.	87,225
1,400	Outfront Media, Inc.	41,888
4,500	Parkway Properties, Inc.	78,075
3,800	Physicians Realty Trust	66,918
6,347	Power Corporation of Canada	167,977
7,750	Principal Financial Group, Inc.	398,117
44,500	Progressive Corporation	1,210,400
17,900	Prologis, Inc.	779,724
3,800	Public Storage, Inc.	749,132
2,200	Regency Centers Corporation	149,688
23,000	Regions Financial Corporation	217,350
10,800	Retail Properties of America, Inc.	173,124
25,963	RioCan Real Estate Investment Trust	593,856
9,100	RLJ Lodging Trust	284,921
19,312	Royal Bank of Canada	1,162,486
800	Senior Housing Property Trust	17,752
7,200	Simon Property Group, Inc.	1,408,608
700	SL Green Realty Corporation	89,866
93,000	Solar Capital, Ltd.	1,882,320
1,103	Sovran Self Storage, Inc.	103,616
24,400	Spirit Realty Captial, Inc.	294,752
406	Store Capital Corporation	9,480
10,500	Sumitomo Mitsui Financial Group, Inc.	402,198
60,324	Summit Hotel Properties, Inc.	848,759
14,160	Sun Life Financial, Inc.	436,355
3,100	Swiss Re AG	299,020
13,000	T&D Holdings, Inc.	178,569
5,464	Tanger Factory Outlet Centers, Inc.	192,169
700	Taubman Centers, Inc.	53,991
1,150	Terreno Realty Corporation	26,220
5,800	Tokio Marine Holdings, Inc.	218,932
39	Top REIT, Inc.	162,322
19,023	Toronto-Dominion Bank[j]	814,209
232,750	Two Harbors Investment Corporation	2,471,805
17,050	U.S. Bancorp	744,573
6,000	UDR, Inc.	204,180
3,300	Urban Edge Properties	78,210
25,000	Vanguard High Dividend Yield ETF	1,707,500
12,190	Vanguard Short-Term Corporate Bond ETF	977,760
7,300	Ventas, Inc.	533,046
6,200	Vornado Realty Trust	694,400
27,150	Wells Fargo & Company	1,476,960
1,500	WP Carey, Inc.	102,000
2,700	Zurich Insurance Group AGi	912,606

	Total	65,310,771

Health Care (4.3%)
4,300	Abaxis, Inc.	275,673
5,700	Abbott Laboratories	264,081
3,200	AbbVie, Inc.	187,328
2,500	Actelion, Ltd.	288,334
11,550	Aetna, Inc.	1,230,421
5,450	AmerisourceBergen Corporation	619,501
12,854	AMN Healthcare Services, Inc.[i]	296,542
20,400	Astellas Pharmaceutical, Inc.	334,252
3,000	Bayer AG	448,846
650	Biogen, Inc.[i]	274,456
2,829	Boiron SA	303,493
71,250	Boston Scientific Corporation[i]	1,264,687
13,250	Bruker Corporation[i]	244,728
6,800	Cardinal Health, Inc.	613,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Health Care (4.3%) - continued
10,700	Centene Corporation[i]	$756,383
5,100	CSL, Ltd.	356,808
5,950	Eli Lilly and Company	432,267
42,889	Fisher & Paykel Healthcare Corporation, Ltd.	210,828
10,750	Gilead Sciences, Inc.[i]	1,054,898
14,857	GlaxoSmithKline plc	342,006
9,450	HCA Holdings, Inc.[i]	710,924
24,300	Healthways, Inc.[i]	478,710
9,461	ICON plc[i]	667,284
1,600	Lonza Group AG	199,197
1,450	McKesson Corporation	327,990
26,150	Merck & Company, Inc.	1,503,102
15,500	Otsuka Holdings Company, Ltd.	484,897
9,500	PAREXEL International Corporation[i]	655,405
51,400	Pfizer, Inc.	1,788,206
12,900	Quest Diagnostics, Inc.	991,365
5,550	Quintiles Transnational Holdings, Inc.[i]	371,684
13,300	Recordati SPA	248,376
1,300	Roche Holding AG	354,502
1,100	Roche Holding AG	302,271
11,900	Sagent Pharmaceuticals, Inc.[i]	276,675
4,300	Shire plc	342,808

	Total	19,502,764

Industrials (3.8%)
256,500	Alerian MLP ETF	4,250,205
9,700	Allison Transmission Holdings, Inc.	309,818
12,655	Canadian National Railway Company	847,497
8,800	Caterpillar, Inc.	704,264
14,100	COMSYS Holdings Corporation	173,948
17,100	Con-way, Inc.	754,623
18,700	Delta Air Lines, Inc.	840,752
21,900	Expeditors International of Washington, Inc.	1,055,142
17,700	Flowserve Corporation	999,873
23,050	General Electric Company	571,871
44,000	Hutchison Whampoa, Ltd.	609,878
42,200	ITOCHU Corporation	456,683
5,900	Jacobs Engineering Group, Inc.[i]	266,444
18,700	KAR Auction Services, Inc.	709,291
10,900	KONE Oyj	483,307
18,300	Meritor, Inc.[i]	230,763
16,500	Pentair, Ltd.	1,037,685
9,550	Quad/Graphics, Inc.	219,459
6,300	Safran SA	440,189
7,500	Siemens AG	811,153
7,950	Southwest Airlines Company	352,185
8,345	Stantec, Inc.	199,706
16,000	TOTO, Ltd.	237,583
16,740	Wajax Corporation[j]	319,719
4,600	Woodward, Inc.	234,646
13,727	WS Atkins plc	259,181

	Total	17,375,865

Information Technology (3.2%)
2,600	Accenture plc	243,594
7,700	Akamai Technologies, Inc.[i]	547,046
16,250	Aspen Technology, Inc.[i]	625,462
26,850	Broadcom Corporation	1,162,471
85,600	Brocade Communications Systems, Inc.	1,015,644
6,900	Canon, Inc.	244,131
30,900	Cirrus Logic, Inc.[i]	1,027,734
42,700	Cisco Systems, Inc.	1,175,317

Shares	Common Stock (33.8%)	Value
Information Technology (3.2%) - continued
4,400	Computer Sciences Corporation	$287,232
1,022	Constellation Software, Inc.	353,236
31,850	Corning, Inc.	722,358
10,850	Electronic Arts, Inc.[i]	638,143
38,900	EMC Corporation	994,284
700	Equinix, Inc.	162,995
1,400	F5 Networks, Inc.[i]	160,916
20,100	FUJIFILM Holdings NPV	715,089
51,100	Global Cash Access Holdings, Inc.[i]	389,382
9,600	Hoya Corporation	384,330
17,100	Juniper Networks, Inc.	386,118
46,900	Marvell Technology Group, Ltd.	689,430
5,943	Melexis NV	354,626
7,300	NetApp, Inc.	258,858
34,100	NVIDIA Corporation	713,542
11,600	Pegasystems, Inc.	252,300
19,600	Vishay Intertechnology, Inc.	270,872
17,100	Xilinx, Inc.	723,330

	Total	14,498,440

Materials (0.8%)
7,700	Berry Plastics Group, Inc.[i]	278,663
409,170	Centamin plc	348,059
6,050	Dow Chemical Company	290,279
192,000	Kobe Steel, Ltd.	354,128
10,900	LyondellBasell Industries NV	957,020
3,200	Nitto Denko Corporation	213,677
29,978	Norsk Hydro ASA	157,574
7,800	Rock-Tenn Company	503,100
5,500	Voestalpine AG	201,189
7,350	Westlake Chemical Corporation	528,759

	Total	3,832,448

Telecommunications Services (1.3%)
26,000	BCE, Inc.	1,100,722
503,900	Bezeq Israel Telecommunication Corporation, Ltd.	938,334
93,819	BT Group plc	609,619
50,400	KDDI Corporation	1,138,664
17,000	Nippon Telegraph & Telephone Corporation	1,049,427
232,300	Singapore Telecommunications, Ltd.	741,278
60,400	Vonage Holdings Corporation[i]	296,564

	Total	5,874,608

Utilities (0.9%)
233,000	A2A SPA	241,937
242,200	Electricidade de Portugal SA	907,070
20,800	Endesa SA	401,539
57,100	Enel SPA	257,944
17,600	FirstEnergy Corporation	617,056
16,000	Fortum Oyj[j]	335,202
13,200	Gas Natural SDG SA	296,367
28,100	GDF Suez	554,777
74,900	Iberdrola SA	482,995
11,100	Verbund AG	185,506

	Total	4,280,393

	Total Common Stock (cost $149,231,161)	154,552,428

Shares	Preferred Stock (4.8%)	Value
Consumer Staples (0.1%)
2,000	Henkel AG & Company KGaA	234,922

	Total	234,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Preferred Stock (4.8%)	Value
Financials (4.4%)
30,000	Affiliated Managers Group, Inc., 5.250%	$763,500
5,625	Agribank FCB, 6.875%[h]	585,000
42,000	Allstate Corporation, 5.100%	1,090,740
39,710	Annaly Capital Management, Inc., 7.500%[h]	999,501
800	Bank of America Corporation, Convertible, 7.250%[h]	925,600
37,225	Citigroup, Inc., 6.875%[h]	1,014,753
26,020	Citigroup, Inc., 7.875%	690,050
13,380	Cobank ACB, 6.250%[h]	1,368,524
16,000	Countrywide Capital V, 7.000%	414,240
4,000	Farm Credit Bank of Texas, 6.750%[f,h]	416,750
53,200	GMAC Capital Trust I, 8.125%	1,396,500
50,800	Goldman Sachs Group, Inc., 5.500%[h]	1,279,144
48,000	HSBC USA, Inc., 6.500%[h]	1,218,240
225	M&T Bank Corporation, 6.375%[h]	229,711
30,420	Morgan Stanley, 6.875%[h]	836,854
25,900	Morgan Stanley, 7.125%[h]	737,373
24,500	PNC Financial Services Group, Inc., 6.125%[h]	705,600
12,000	Principal Financial Group, Inc., 5.563%[h]	1,197,000
57,000	RBS Capital Funding Trust V, 5.900%[h]	1,399,350
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	204,400
28,000	U.S. Bancorp 6.500%[h]	831,880
16,000	Wells Fargo & Company, 5.850%[h]	424,320
1,125	Wells Fargo & Company, Convertible, 7.500%[h]	1,375,875

	Total	20,104,905

Materials (0.3%)
19,000	CHS, Inc., 6.750%[h]	494,380
31,200	CHS, Inc., 7.100%[h]	842,712

	Total	1,337,092

Utilities (<0.1%)
1,315	Southern California Edison Company, 4.510%[h]	131,788

	Total	131,788

	Total Preferred Stock (cost $21,318,771)	21,808,707

Shares	Collateral Held for Securities Loaned (0.5%)	Value
2,250,550	Thrivent Cash Management Trust	2,250,550

	Total Collateral Held for Securities Loaned (cost $2,250,550)	2,250,550

Shares or Principal Amount	Short-Term Investments (8.5%)[k]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.085%, 4/10/2015[l]	199,996
100,000	0.105%, 4/22/2015	99,994
400,000	0.135%, 4/29/2015[l]	399,958
	Federal Home Loan Mortgage Corporation Discount Notes
900,000	0.060%, 5/14/2015[l]	899,935

Shares or Principal Amount	Short-Term Investments (8.5%)[k]	Value
	Thrivent Cash Management Trust
37,142,632	0.050%	$37,142,632

	Total Short-Term Investments (at amortized cost)	38,742,515

	Total Investments (cost $460,285,399) 103.0%	$470,892,296

	Other Assets and Liabilities, Net (3.0%)	(13,937,076)

	Total Net Assets 100.0%	$456,955,220

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $41,767,158 or 9.1% of total net assets.

g

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2015, $1,399,896 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 31, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$839,120
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,236,806
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	835,584
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	890,499
JBS Finance II, Ltd., 1/29/2018	8/11/2014	758,549
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,500,000
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,286,455
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	783,734
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,236,682

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,572,751
Gross unrealized depreciation	(9,965,854)

Net unrealized appreciation (depreciation)	$10,606,897

Cost for federal income tax purposes	$460,285,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,265,260	–	4,665,294	599,966
Capital Goods	2,869,672	–	2,869,672	–
Communications Services	19,625,558	–	17,331,965	2,293,593
Consumer Cyclical	10,090,471	–	10,090,471	–
Consumer Non-Cyclical	6,632,631	–	6,632,631	–
Energy	4,058,905	–	3,643,882	415,023
Financials	3,711,792	–	3,711,792	–
Technology	3,803,203	–	3,803,203	–
Transportation	2,503,075	–	2,503,075	–
Utilities	1,082,391	–	1,082,391	–
Long-Term Fixed Income
Asset-Backed Securities	11,407,365	–	11,407,365	–
Basic Materials	3,356,672	–	3,356,672	–
Capital Goods	4,210,557	–	4,210,557	–
Collateralized Mortgage Obligations	66,983,784	–	66,983,784	–
Commercial Mortgage-Backed Securities	1,757,355	–	1,757,355	–
Communications Services	11,990,980	–	11,990,980	–
Consumer Cyclical	8,119,970	–	8,119,970	–
Consumer Non-Cyclical	9,060,485	–	9,060,485	–
Energy	7,629,645	–	7,629,645	–
Financials	35,965,624	–	35,965,624	–
Foreign Government	8,030,260	–	8,030,260	–
Mortgage-Backed Securities	11,883,551	–	11,883,551	–
Technology	3,076,925	–	3,076,925	–
Transportation	1,209,240	–	1,209,240	–
U.S. Government and Agencies	87,384	–	87,384	–
Utilities	9,125,341	–	9,125,341	–
Common Stock
Consumer Discretionary	10,624,912	6,272,264	4,352,648	–
Consumer Staples	5,560,694	3,556,021	2,004,673	–
Energy	7,691,533	4,196,653	3,494,880	–
Financials	65,310,771	51,590,275	13,720,496	–
Health Care	19,502,764	15,286,146	4,216,618	–
Industrials	17,375,865	12,537,021	4,838,844	–
Information Technology	14,498,440	12,447,028	2,051,412	–
Materials	3,832,448	2,557,821	1,274,627	–
Telecommunications Services	5,874,608	296,564	5,578,044	–
Utilities	4,280,393	617,056	3,663,337	–
Preferred Stock
Consumer Staples	234,922	–	234,922	–
Financials	20,104,905	17,734,631	2,370,274	–
Materials	1,337,092	1,337,092	–	–
Utilities	131,788	–	131,788	–
Collateral Held for Securities Loaned	2,250,550	2,250,550	–	–
Short-Term Investments	38,742,515	37,142,632	1,599,883	–

Total	$470,892,296	$167,821,754	$299,761,960	$3,308,582

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	413,988	413,988	–	–

Total Asset Derivatives	$413,988	$413,988	$–	$–

Liability Derivatives
Futures Contracts	225,092	225,092	–	–

Total Liability Derivatives	$225,092	$225,092	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(270)	June 2015	($58,989,959)	($59,172,187)	($182,228)
5-Yr. U.S. Treasury Bond Futures	475	June 2015	56,698,778	57,100,197	401,419
10-Yr. U.S. Treasury Bond Futures	(96)	June 2015	(12,362,702)	(12,375,000)	(12,298)
Mini MSCI EAFE Index Futures	2	June 2015	181,005	182,990	1,985
S&P 500 Index Futures	(28)	June 2015	(14,395,034)	(14,425,600)	(30,566)
S&P 500 Index Mini-Futures	74	June 2015	7,615,286	7,624,959	9,673
Ultra Long Term U.S. Treasury Bond Futures	1	June 2015	168,964	169,875	911
Total Futures Contracts					$188,896

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$2,146,445	$7,590,186	$7,486,081	2,250,550	$2,250,550	$12,222
Cash Management Trust-Short Term Investment	46,646,332	52,458,366	61,962,066	37,142,632	37,142,632	6,595
Total Value and Income Earned	48,792,777				39,393,182	18,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (32.0%)[a]	Value
Basic Materials (2.4%)
	Alpha Natural Resources, Inc., Term Loan
$433,714	3.500%, 5/22/2020	$298,903
	Crown Americas, LLC, Term Loan
239,400	4.000%, 10/22/2021	241,409
	Fortescue Metals Group, Ltd., Term Loan
251,039	3.750%, 6/30/2019	226,306
	Ineos Group Holdings, Ltd., Term Loan
250,536	3.750%, 5/4/2018	248,657
	NewPage Corporation, Term Loan
411,302	9.500%, 2/11/2021	393,567
	Tronox Pigments BV, Term Loan
271,772	4.000%, 3/19/2020	271,459
	Wausau Paper Corporation, Term Loan
248,125	6.500%, 7/30/2020	249,986

	Total	1,930,287

Capital Goods (1.5%)
	ADS Waste Holdings, Inc., Term Loan
248,379	3.750%, 10/9/2019	245,409
	Rexnord, LLC, Term Loan
275,800	4.000%, 8/21/2020	275,607
	Silver II Borrower, Term Loan
257,593	4.000%, 12/13/2019	243,855
	STHI Holding Corporation, Term Loan
393,025	4.500%, 8/6/2021	392,207

	Total	1,157,078

Communications Services (11.8%)
	Altice Financing SA, Term Loan
71,250	0.000%, 2/4/2022[b,c]	71,784
	Atlantic Broadband Penn, LLC, Term Loan
78,245	3.250%, 11/30/2019	77,580
	Birch Communication Inc., Term Loan
655,781	7.750%, 7/17/2020	649,223
	Cable & Wireless Communications plc, Term Loan
118,696	5.500%, 4/28/2017	118,696
	Cengage Learning Acquisitions, Term Loan
717,750	7.000%, 3/31/2020	719,803
	Charter Communications Operating, LLC, Term Loan
248,106	3.000%, 7/1/2020	247,037
	Cincinnati Bell, Inc., Term Loan
253,868	4.000%, 9/10/2020	253,393
	Cumulus Media Holdings, Inc., Term Loan
272,835	4.250%, 12/23/2020	267,583
	Fairpoint Communications, Term Loan
250,526	7.500%, 2/14/2019	254,703
	Grande Communications Networks, LLC, Term Loan
250,541	4.500%, 5/29/2020	247,880
	Hargray Communications Group, Inc., Term Loan
219,800	5.250%, 6/26/2019	220,556

Principal Amount	Bank Loans (32.0%)[a]	Value
Communications Services (11.8%) - continued
	iHeartCommunications, Inc., Term Loan
$255,000	6.928%, 1/30/2019	$242,135
	IMG Worldwide, Inc., Term Loan
1,364,688	5.250%, 5/6/2021	1,351,382
	Integra Telecom Holdings, Inc., Term Loan
250,526	5.250%, 2/22/2019	249,978
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	159,320
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,409
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
175,000	0.000%, 1/7/2022[b,c]	172,266
300,000	4.500%, 1/7/2022	298,314
	LTS Buyer, LLC, Term Loan
275,100	4.000%, 4/13/2020	273,898
	McGraw-Hill Global Education, LLC, Term Loan
250,709	5.750%, 3/22/2019	252,464
	NTelos, Inc., Term Loan
59,242	5.750%, 11/9/2019	50,652
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
246,225	5.500%, 7/31/2018	244,994
	SBA Senior Finance II, LLC, Term Loan
744,375	3.250%, 3/24/2021	739,633
	TNS, Inc., Term Loan
89,262	5.000%, 2/14/2020	89,374
	Univision Communications, Inc., Term Loan
250,503	4.000%, 3/1/2020	249,922
	Virgin Media Investment Holdings, Ltd., Term Loan
217,976	3.500%, 6/7/2020	217,569
	WideOpenWest Finance, LLC, Term Loan
250,526	4.750%, 4/1/2019	250,566
	XO Communications, LLC, Term Loan
693,000	4.250%, 3/20/2021	693,693
	Yankee Cable Acquisition, LLC, Term Loan
244,132	4.500%, 3/1/2020	244,681
	Zayo Group, LLC, Term Loan
250,497	4.000%, 7/2/2019	250,697

	Total	9,440,185

Consumer Cyclical (4.0%)
	Amaya Gaming Group, Inc., Term Loan
358,200	5.000%, 8/1/2021	354,618
	Burlington Coat Factory Warehouse Corporation, Term Loan
260,294	4.250%, 8/13/2021	261,704
	Ceridian HCM Holding, Inc., Term Loan
135,271	4.500%, 9/15/2020	133,158
	FCA US, LLC, Term Loan
146,630	3.250%, 12/31/2018	146,420
	Golden Nugget, Inc., Delayed Draw
102,638	5.500%, 11/21/2019	103,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (32.0%)[a]	Value
Consumer Cyclical (4.0%) - continued
	Golden Nugget, Inc., Term Loan
$239,487	5.500%, 11/21/2019	$240,608
	Hilton Worldwide Finance, LLC, Term Loan
71,852	3.500%, 10/26/2020	71,917
	J.C. Penney Corporation, Inc., Term Loan
250,537	6.000%, 5/22/2018	249,776
	Las Vegas Sands, LLC, Term Loan
123,438	3.250%, 12/19/2020	123,291
	Marina District Finance Company, Inc., Term Loan
317,178	6.500%, 8/15/2018	318,697
	Mohegan Tribal Gaming Authority, Term Loan
740,625	5.500%, 11/19/2019	733,989
	Pinnacle Entertainment, Inc., Term Loan
66,793	3.750%, 8/13/2020	66,757
	Scientific Games International, Inc., Term Loan
251,812	6.000%, 10/18/2020	252,505
	Seminole Hard Rock Entertainment, Inc., Term Loan
119,091	3.500%, 5/14/2020	118,347

	Total	3,174,905

Consumer Non-Cyclical (3.3%)
	Albertsons, Inc., Term Loan
277,903	5.375%, 3/21/2019	279,796
	JBS USA, LLC, Term Loan
1,318,532	2.984%, 5/25/2018	1,321,828
	Ortho-Clinical Diagnostics, Inc., Term Loan
361,213	4.750%, 6/30/2021	357,431
	Roundy’s Supermarkets, Inc., Term Loan
209,900	5.750%, 3/3/2021	201,374
	Supervalu, Inc., Term Loan
225,909	4.500%, 3/21/2019	226,629
	Visant Corporation, Term Loan
245,085	7.000%, 9/23/2021	245,953

	Total	2,633,011

Energy (1.6%)
	Arch Coal, Inc., Term Loan
275,060	6.250%, 5/16/2018	211,934
	Exgen Renewables I, LLC, Term Loan
305,026	5.250%, 2/6/2021	306,551
	McJunkin Red Man Corporation, Term Loan
147,750	5.000%, 11/8/2019	141,692
	MEG Energy Corporation, Term Loan
259,330	3.750%, 3/31/2020	248,083
	Offshore Group Investment, Ltd., Term Loan
198,481	5.750%, 3/28/2019	112,886
	Pacific Drilling SA, Term Loan
250,538	4.500%, 6/3/2018	207,180

	Total	1,228,326

Financials (2.6%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	125,125

Principal Amount	Bank Loans (32.0%)[a]	Value
Financials (2.6%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$243,843	7.000%, 5/22/2018	$245,216
	MPH Acquisition Holdings, LLC, Term Loan
293,867	3.750%, 3/31/2021	292,765
	TransUnion, LLC, Term Loan
1,361,250	4.000%, 4/9/2021	1,360,406
	WaveDivision Holdings, LLC, Term Loan
79,391	4.000%, 10/15/2019	79,159

	Total	2,102,671

Technology (2.2%)
	Avago Technologies, Ltd., Term Loan
539,698	3.750%, 5/6/2021	540,475
	BMC Software, Inc., Term Loan
266,778	5.000%, 9/10/2020	260,775
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,683
	First Data Corporation, Term Loan
255,000	3.674%, 3/23/2018	254,745
	Freescale Semiconductor, Inc., Term Loan
250,550	4.250%, 2/28/2020	250,931
	Infor US, Inc., Term Loan
338,922	3.750%, 6/3/2020	335,587

	Total	1,746,196

Transportation (1.4%)
	American Airlines, Inc., Term Loan
496,163	3.750%, 6/27/2019	495,542
	OSG Bulk Ships, Inc., Term Loan
645,125	5.250%, 8/5/2019	640,287

	Total	1,135,829

Utilities (1.2%)
	Calpine Corporation, Term Loan
740,625	4.000%, 10/31/2020	741,684
	Intergen NV, Term Loan
250,537	5.500%, 6/15/2020	241,769

	Total	983,453

	Total Bank Loans (cost $25,935,222)	25,531,941

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Asset-Backed Securities (3.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
210,201	0.314%, 7/25/2036[d]	188,275
	Bayview Opportunity Master Fund Trust IIB, LP
127,214	3.623%, 7/28/2019*,e	126,794
	Countrywide Asset-Backed Certificates
161,053	5.859%, 10/25/2046	144,582
168,140	5.530%, 4/25/2047	167,124
	Credit Based Asset Servicing and Securitization, LLC
110,841	3.623%, 12/25/2036[e]	76,586
	First Horizon ABS Trust
391,895	0.334%, 10/25/2034[d,f]	346,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Asset-Backed Securities (3.3%) - continued
	GMAC Mortgage Corporation Loan Trust
$567,343	0.354%, 8/25/2035[d,f]	$517,166
	IndyMac INDX Mortgage Loan Trust
212,709	0.384%, 4/25/2046[d]	167,173
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035[e]	91,291
	Renaissance Home Equity Loan Trust
244,379	5.797%, 8/25/2036[e]	157,871
193,625	5.285%, 1/25/2037[e]	109,296
	U.S. Residential Opportunity Fund III Trust
178,125	3.721%, 1/27/2035*	178,719
	Wachovia Asset Securitization, Inc.
386,602	0.314%, 7/25/2037*,d,f	343,568

	Total	2,615,430

Basic Materials (1.0%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	46,506
	Anglo American Capital plc
22,000	1.203%, 4/15/2016[d,g]	21,989
	ArcelorMittal
120,000	6.250%, 3/1/2021	127,500
	Dow Chemical Company
24,000	8.550%, 5/15/2019	30,048
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[g]	119,925
	FMG Resources August 2006 Pty., Ltd.
28,805	6.875%, 2/1/2018[g]	28,228
	Freeport-McMoRan, Inc.
23,000	2.300%, 11/14/2017	22,927
30,000	2.375%, 3/15/2018	29,853
	Hexion US Finance Corporation
64,810	8.875%, 2/1/2018	57,195
	Ineos Finance plc
80,000	7.500%, 5/1/2020[g]	84,400
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	28,672
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[g]	101,590
	Sappi Papier Holding GmbH
80,000	6.625%, 4/15/2021[g]	83,900
	Vale Overseas, Ltd.
30,000	6.250%, 1/23/2017	31,791

	Total	814,524

Capital Goods (1.7%)
	Brand Energy & Infrastructure Services, Inc.
60,000	8.500%, 12/1/2021[g]	56,250
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[g]	128,245
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	64,972
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	121,050
	Harsco Corporation
30,000	2.700%, 10/15/2015	30,000
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[g]	161,587

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Capital Goods (1.7%) - continued
	Ingersoll-Rand Global Holding Company, Ltd.
$40,000	6.875%, 8/15/2018	$46,480
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	32,793
	Martin Marietta Materials, Inc.
40,000	1.373%, 6/30/2017[d]	39,779
	Moog, Inc.
155,000	5.250%, 12/1/2022[g]	159,650
	Nortek, Inc.
64,810	8.500%, 4/15/2021	69,347
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[g]	157,891
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	69,347
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,110
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[g]	158,100

	Total	1,329,601

Collateralized Mortgage Obligations (7.2%)
	Alternative Loan Trust
145,408	5.500%, 5/25/2035	146,359
	American Home Mortgage Assets Trust
262,167	0.364%, 12/25/2046[d]	183,842
	Bear Stearns Adjustable Rate Mortgage Trust
228,644	2.430%, 10/25/2035[d]	225,223
	Bear Stearns ALT-A Trust
140,050	2.579%, 6/25/2034	139,096
	CitiMortgage Alternative Loan Trust
338,363	5.750%, 4/25/2037	290,463
	Countrywide Alternative Loan Trust
175,868	5.750%, 8/25/2035	166,430
202,011	5.500%, 10/25/2035	196,187
70,673	5.500%, 2/25/2036	67,887
102,214	6.000%, 1/25/2037	94,082
221,897	5.500%, 5/25/2037	187,362
	Deutsche Alt-A Securities Mortgage Loan Trust
133,262	0.898%, 4/25/2047[d]	113,789
	GMAC Mortgage Corporation Loan Trust
194,342	3.948%, 5/25/2035	185,731
73,520	4.603%, 9/19/2035	69,475
	GSR Mortgage Loan Trust
24,590	0.364%, 8/25/2046[d]	23,686
	HarborView Mortgage Loan Trust
186,058	2.647%, 12/19/2035	164,130
	Impac CMB Trust
251,535	0.694%, 4/25/2035[d]	230,945
45,505	0.814%, 8/25/2035[d]	40,536
	J.P. Morgan Alternative Loan Trust
164,377	6.500%, 3/25/2036	142,895
	J.P. Morgan Mortgage Trust
124,249	6.500%, 1/25/2035	122,788
92,745	2.239%, 6/25/2035	92,413
99,839	2.659%, 6/25/2035	100,873
158,546	2.482%, 7/25/2035	156,204
218,667	2.654%, 8/25/2035	217,066
277,655	2.348%, 6/25/2036	252,776
55,702	2.522%, 10/25/2036	50,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (7.2%) - continued
	MLCC Mortgage Investors, Inc.
$162,991	0.834%, 8/25/2029[d]	$162,319
	Morgan Stanley Mortgage Loan Trust
135,869	5.207%, 11/25/2035	102,751
	Residential Accredit Loans, Inc.
66,470	5.500%, 12/25/2034	67,678
154,953	3.545%, 9/25/2035	132,021
	Sequoia Mortgage Trust
244,022	0.796%, 11/20/2034[d]	233,159
	Structured Adjustable Rate Mortgage Loan Trust
172,984	2.499%, 1/25/2035	145,069
	Structured Asset Mortgage Investments, Inc.
414,408	0.484%, 12/25/2035[d]	315,692
	WaMu Mortgage Pass Through Certificates
139,463	2.258%, 10/25/2036	124,475
42,788	2.238%, 8/25/2046	36,153
180,605	0.868%, 1/25/2047[d]	146,436
	Washington Mutual Mortgage Pass Through Certificates
221,556	0.878%, 2/25/2047[d]	155,629
	Wells Fargo Mortgage Backed Securities Trust
130,630	5.000%, 3/25/2021	133,353
240,748	2.615%, 3/25/2036	239,819
108,407	2.604%, 4/25/2036	105,459
54,216	6.000%, 7/25/2037	54,788

	Total	5,815,185

Commercial Mortgage-Backed Securities (0.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,689	5.656%, 6/11/2040	5,751
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	124,338

	Total	130,089

Communications Services (3.6%)
	21st Century Fox America, Inc.
37,000	6.900%, 3/1/2019	43,784
	AMC Networks, Inc.
134,810	7.750%, 7/15/2021	146,269
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,606
	American Tower Corporation
38,000	7.000%, 10/15/2017	42,797
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[g]	36,559
	CC Holdings GS V, LLC
67,000	2.381%, 12/15/2017	67,561
	CCO Holdings, LLC
64,810	7.000%, 1/15/2019	67,402
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	97,087
	Cequel Communications Escrow I, LLC
130,000	6.375%, 9/15/2020[g]	136,987
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[g]	126,150
	Cox Communications, Inc.
30,000	9.375%, 1/15/2019[g]	37,815

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Communications Services (3.6%) - continued
	Digicel, Ltd.
$184,810	6.000%, 4/15/2021[g]	$175,569
	DIRECTV Holdings, LLC
29,000	5.875%, 10/1/2019	33,406
	DISH DBS Corporation
80,000	5.000%, 3/15/2023	77,784
	Equinix, Inc.
155,000	5.750%, 1/1/2025	161,588
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[g]	163,525
	Frontier Communications Corporation
130,000	6.875%, 1/15/2025	128,700
	Hughes Satellite Systems Corporation
77,000	6.500%, 6/15/2019	83,545
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	66,754
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	83,449
	Numericable-SFR
120,000	6.000%, 5/15/2022[g]	121,500
	SBA Tower Trust
40,000	5.101%, 4/17/2017[g]	41,835
	Sprint Corporation
165,000	7.625%, 2/15/2025	164,175
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	31,288
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	130,938
	Univision Communications, Inc.
105,000	5.125%, 5/15/2023[g]	106,575
	UPCB Finance V, Ltd.
100,000	7.250%, 11/15/2021[g]	107,625
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020	86,476
40,000	4.500%, 9/15/2020	44,171
	West Corporation
120,000	5.375%, 7/15/2022[g]	117,300
	Wind Acquisition Finance SA
105,000	4.750%, 7/15/2020[g]	105,263

	Total	2,857,483

Consumer Cyclical (2.7%)
	Alibaba Group Holding, Ltd.
46,000	2.500%, 11/28/2019[g]	46,016
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	81,963
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[g]	104,500
75,000	6.125%, 7/1/2022[g]	77,625
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	71,881
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	79,600
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[g]	21,241
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[g]	40,202
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	41,438
50,000	2.597%, 11/4/2019	50,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Cyclical (2.7%) - continued
	General Motors Financial Company, Inc.
$64,810	3.250%, 5/15/2018	$66,025
56,000	4.375%, 9/25/2021	59,477
	GLP Capital, LP
120,000	4.875%, 11/1/2020	123,000
	Hilton Worldwide Finance, LLC
120,000	5.625%, 10/15/2021	126,300
	Hyundai Capital America
28,000	1.450%, 2/6/2017[g]	28,031
10,000	2.000%, 3/19/2018[g]	10,160
	Jaguar Land Rover Automotive plc
75,000	4.250%, 11/15/2019[g]	77,063
77,000	5.625%, 2/1/2023[g]	81,042
	KB Home
71,000	4.750%, 5/15/2019	69,403
	L Brands, Inc.
77,000	6.625%, 4/1/2021	88,204
	Lennar Corporation
150,000	4.750%, 11/15/2022	152,625
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	40,684
	MGM Resorts International
170,000	6.000%, 3/15/2023	174,675
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	127,298
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,430
	TRW Automotive, Inc.
22,000	7.250%, 3/15/2017[g]	24,062
	United Rentals, Inc.
170,000	5.500%, 7/15/2025	173,188
	Volkswagen Group of America Finance, LLC
46,000	0.701%, 11/20/2017[d,g]	46,009
	Walgreens Boots Alliance, Inc.
46,000	2.700%, 11/18/2019	46,994

	Total	2,182,795

Consumer Non-Cyclical (2.5%)
	Actavis Funding SCS
26,000	1.523%, 3/12/2020[d]	26,353
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	69,912
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,775
	CareFusion Corporation
32,000	1.450%, 5/15/2017	32,024
	Celgene Corporation
48,000	1.900%, 8/15/2017	48,611
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	81,620
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022[g]	115,650
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,538
	EMD Finance, LLC
19,000	0.619%, 3/17/2017[d,g]	18,993
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[g]	158,487
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[g]	39,634

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Fresenius Medical Care US Finance, Inc.
$64,810	5.750%, 2/15/2021[g]	$70,967
	HCA, Inc.
64,810	4.750%, 5/1/2023	67,240
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[g]	78,094
	JBS Finance II, Ltd.
64,810	8.250%, 1/29/2018*	66,968
	Kindred Escrow Corporation II
155,000	8.750%, 1/15/2023[g]	169,725
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,125
	Medco Health Solutions, Inc.
17,000	7.125%, 3/15/2018	19,570
	Medtronic, Inc.
48,000	2.500%, 3/15/2020[g]	49,063
	Merck & Company, Inc.
20,000	0.631%, 2/10/2020[d]	20,081
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,225
	Omnicare, Inc.
155,000	4.750%, 12/1/2022	160,038
	Pernod Ricard SA
26,000	5.750%, 4/7/2021[g]	30,172
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	66,916
	SABMiller plc
30,000	6.500%, 7/15/2018[g]	34,346
	Safeway, Inc.
8,000	3.400%, 12/1/2016	7,980
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	81,620
	Sysco Corporation
54,000	2.350%, 10/2/2019	55,249
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	132,300
	Tyson Foods, Inc.
40,000	2.650%, 8/15/2019	40,958
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[g]	68,537
	Whirlpool Corporation
46,000	1.650%, 11/1/2017	46,294
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[g]	20,217
	Zimmer Holdings, Inc.
15,000	2.000%, 4/1/2018	15,120

	Total	1,986,402

Energy (2.4%)
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	30,447
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,992
	Calumet Specialty Products Partners, LP
120,000	6.500%, 4/15/2021[g]	116,400
	Chesapeake Energy Corporation
160,000	4.875%, 4/15/2022	150,000
	CNOOC Nexen Finance
25,000	1.625%, 4/30/2017	24,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Energy (2.4%) - continued
	CNPC General Capital, Ltd.
$33,000	2.750%, 4/19/2017[g]	$33,585
80,000	2.750%, 5/14/2019[g]	80,466
	Concho Resources, Inc.
139,810	6.500%, 1/15/2022	146,451
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023[g]	111,100
	Enbridge, Inc.
19,000	0.712%, 6/2/2017[d]	18,761
	EQT Corporation
5,000	5.150%, 3/1/2018	5,359
26,000	8.125%, 6/1/2019	31,060
	Harvest Operations Corporation
64,810	6.875%, 10/1/2017	58,977
	Hess Corporation
20,000	8.125%, 2/15/2019	24,013
	Kinder Morgan, Inc.
36,000	5.000%, 2/15/2021[g]	38,477
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	55,251
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[g]	70,840
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	57,000
	Petroleos Mexicanos
45,000	4.250%, 1/15/2025[g]	45,610
280,000	5.625%, 1/23/2046[g]	284,200
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	124,800
	Rosetta Resources, Inc.
155,000	5.875%, 6/1/2022	146,087
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025[g]	153,256
	Southwestern Energy Company
47,000	7.500%, 2/1/2018	53,091
	Suncor Energy, Inc.
20,000	6.100%, 6/1/2018	22,529
	Weatherford International, Ltd.
28,000	6.000%, 3/15/2018	29,432

	Total	1,934,126

Financials (5.0%)
	Abbey National Treasury Services plc
40,000	0.683%, 9/29/2017[d]	39,888
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,820
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,875
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[g]	20,426
	Bank of America Corporation
44,000	5.700%, 5/2/2017	47,406
40,000	1.700%, 8/25/2017	40,155
76,000	1.335%, 3/22/2018[d]	76,865
15,000	5.650%, 5/1/2018	16,639
38,000	8.000%, 12/29/2049[h]	40,613
	Barclays Bank plc
20,000	5.140%, 10/14/2020	22,220
	Barclays plc
46,000	2.750%, 11/8/2019	46,453
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,524
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	118,738

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (5.0%) - continued
	Bear Stearns Companies, LLC
$45,000	6.400%, 10/2/2017	$50,204
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,580
	BPCE SA
57,000	5.150%, 7/21/2024[g]	60,904
	Caisse Centrale Desjardins du Quebec
25,000	0.918%, 1/29/2018[d,g]	24,996
	Capital One Financial Corporation
38,000	6.150%, 9/1/2016	40,487
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	79,200
	Citigroup, Inc.
54,000	5.500%, 2/15/2017	57,909
42,000	6.000%, 8/15/2017	46,199
69,000	1.850%, 11/24/2017	69,485
30,000	8.500%, 5/22/2019	37,361
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
45,000	4.625%, 12/1/2023	48,647
	Credit Suisse Group AG
57,000	7.500%, 12/11/2049[g,h]	61,204
	CyrusOne, LP
64,810	6.375%, 11/15/2022	68,861
	DDR Corporation
20,000	9.625%, 3/15/2016	21,572
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[g]	128,954
	Deutsche Bank AG
37,000	1.350%, 5/30/2017	36,965
	Discover Bank
10,000	8.700%, 11/18/2019	12,317
	Discover Financial Services
20,000	6.450%, 6/12/2017	22,035
	Duke Realty, LP
46,000	8.250%, 8/15/2019	56,811
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	51,367
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,433
30,000	7.500%, 2/15/2019	35,804
25,000	1.417%, 4/23/2020[d]	25,318
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	51,154
	HBOS plc
40,000	6.750%, 5/21/2018[g]	44,753
	HCP, Inc.
25,000	3.750%, 2/1/2019	26,354
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	27,929
	HSBC Holdings plc
23,000	6.375%, 3/29/2049[h]	23,518
	Hutchison Whampoa Finance CI, Ltd.
46,000	1.625%, 10/31/2017[g]	45,811
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	114,268
	ING Bank NV
57,000	5.800%, 9/25/2023[g]	64,531
	ING Capital Funding Trust III
25,000	3.875%, 12/29/2049[d,h]	24,750
	International Lease Finance Corporation
26,000	2.221%, 6/15/2016[d]	26,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (5.0%) - continued
$85,000	5.875%, 4/1/2019	$92,225
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,492
32,000	3.875%, 1/15/2019	33,750
	J.P. Morgan Chase & Company
20,000	2.000%, 8/15/2017	20,296
20,000	6.300%, 4/23/2019	23,233
15,000	2.250%, 1/23/2020	15,032
49,000	7.900%, 4/29/2049[h]	52,736
125,000	6.750%, 8/29/2049[h]	135,625
	KeyCorp
30,000	2.300%, 12/13/2018	30,482
	Kookmin Bank
30,000	1.131%, 1/27/2017[d,g]	30,174
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	11,079
	Lloyds Bank plc
25,000	0.791%, 3/16/2018[d]	25,043
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,260
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[g]	24,934
	Morgan Stanley
50,000	6.250%, 8/28/2017	55,236
40,000	6.625%, 4/1/2018	45,494
25,000	1.396%, 1/27/2020[d]	25,374
26,000	4.875%, 11/1/2022	28,396
	MPT Operating Partnership, LP
160,000	6.875%, 5/1/2021	172,200
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	63,583
	National City Corporation
20,000	6.875%, 5/15/2019	23,598
	Nationwide Building Society
20,000	2.350%, 1/21/2020[g]	20,128
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,490
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,308
	Regions Bank
17,000	7.500%, 5/15/2018	19,760
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	43,135
	Royal Bank of Scotland Group plc
22,000	1.213%, 3/31/2017[d]	22,082
57,000	7.640%, 3/29/2049[h]	62,415
57,000	7.648%, 8/29/2049[h]	71,820
	RPH Hotel Properties, LP
105,000	5.000%, 4/15/2021	107,363
	Societe Generale SA
30,000	5.750%, 4/20/2016[g]	31,272
	State Bank of India
65,000	3.622%, 4/17/2019[g]	67,471
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	59,980
25,000	0.834%, 1/16/2018[d]	25,068
	Suncorp-Metway, Ltd.
20,000	0.973%, 3/28/2017[d,g]	20,025
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[g,h]	31,500
	Synchrony Financial
56,000	1.875%, 8/15/2017	56,045
15,000	1.485%, 2/3/2020[d]	15,070

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (5.0%) - continued
	USB Realty Corporation
$10,000	1.400%, 12/29/2049[d,g,h]	$9,100
	Ventas Realty, LP
22,000	1.250%, 4/17/2017	21,952
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,954
	WEA Finance, LLC
36,000	1.750%, 9/15/2017[g]	36,186
	Wells Fargo & Company
25,000	0.935%, 1/30/2020[d]	25,129

	Total	3,969,798

Foreign Government (6.8%)
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[g]	53,187
	Brazil Government International Bond
375,000	5.000%, 1/27/2045	346,875
	Colombia Government International Bond
45,000	2.625%, 3/15/2023	42,300
180,000	4.000%, 2/26/2024	185,580
200,000	5.000%, 6/15/2045	205,500
	Costa Rica Government International Bond
65,000	7.000%, 4/4/2044[g]	66,137
350,000	7.158%, 3/12/2045[g]	360,500
	Croatia Government International Bond
255,000	6.625%, 7/14/2020[g]	282,731
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	25,241
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	83,441
360,000	5.375%, 3/25/2024	403,650
	Indonesia Government International Bond
210,000	4.125%, 1/15/2025[g]	215,513
375,000	5.125%, 1/15/2045[g]	393,750
	Mexico Government International Bond
210,000	4.000%, 10/2/2023	222,180
200,000	3.600%, 1/30/2025	205,250
270,000	4.600%, 1/23/2046	276,075
	Panama Government International Bond
146,000	4.000%, 9/22/2024	152,935
	Peru Government International Bond
144,000	5.625%, 11/18/2050	176,040
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	187,730
160,000	3.950%, 1/20/2040	169,800
	Poland Government International Bond
53,000	4.000%, 1/22/2024	58,194
	Russian Government International Bond
360,000	4.875%, 9/16/2023[g]	346,392
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[g]	74,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Foreign Government (6.8%) - continued
	South Africa Government International Bond
$145,000	5.875%, 5/30/2022	$164,800
75,000	5.375%, 7/24/2044	80,595
	Turkey Government International Bond
400,000	7.000%, 6/5/2020	462,000
144,000	4.875%, 4/16/2043	142,200

	Total	5,382,603

Mortgage-Backed Securities (9.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
550,000	3.000%, 4/1/2030[c]	575,867
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
42,743	5.500%, 9/1/2024	47,897
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	4.000%, 4/1/2045[c]	427,250
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
650,000	3.500%, 5/1/2029[c]	688,571
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
320,074	6.000%, 8/1/2024	364,677
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,900,000	3.500%, 4/1/2045[c]	1,995,594
1,900,000	4.000%, 4/1/2045[c]	2,031,516
1,550,000	4.500%, 5/1/2045[c]	1,686,715

	Total	7,818,087

Technology (0.8%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[g]	74,812
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	104,000
	EMC Corporation
20,000	2.650%, 6/1/2020	20,538
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,970
	First Data Corporation
64,810	7.375%, 6/15/2019[g]	67,726
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[g]	114,319
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,213
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[g]	133,575
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	42,603

	Total	662,756

Transportation (0.4%)
	Air Canada Pass Through Trust
15,000	3.875%, 3/15/2023[g]	14,963

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Transportation (0.4%) - continued
	American Airlines Pass Through Trust
$18,317	4.950%, 1/15/2023	$19,852
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[g]	106,048
	Continental Airlines, Inc.
54,957	6.250%, 4/11/2020	58,907
	Delta Air Lines, Inc.
36,000	6.750%, 5/23/2017	37,215
26,452	4.950%, 5/23/2019	28,403
22,486	4.750%, 5/7/2020	24,145
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[g]	32,940

	Total	322,473

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
230,000	1.875%, 6/30/2020	235,283

	Total	235,283

Utilities (1.8%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	100,750
	AES Corporation
64,810	7.375%, 7/1/2021	71,939
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,135
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,695
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	107,000
120,000	5.375%, 1/15/2023	120,000
	Commonwealth Edison Company
22,000	6.950%, 7/15/2018	25,443
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,748
	Dynegy Finance I, Inc.
140,000	7.375%, 11/1/2022[g]	147,175
	EDP Finance BV
46,000	4.125%, 1/15/2020[g]	47,610
	El Paso Corporation
18,000	7.000%, 6/15/2017	19,855
	Electricite de France SA
57,000	5.625%, 12/29/2049[g,h]	60,705
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	70,875
	Eversource Energy
15,000	1.600%, 1/15/2018	15,031
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	22,424
15,000	2.950%, 1/15/2020	15,253
	MarkWest Energy Partners, LP
155,000	4.875%, 12/1/2024	158,472
	NiSource Finance Corporation
40,000	6.400%, 3/15/2018	45,466
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	67,078
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	28,729
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,240
	Sempra Energy
36,000	6.150%, 6/15/2018	41,038
15,000	2.400%, 3/15/2020	15,167
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Utilities (1.8%) - continued
	Transelec SA
$75,000	4.250%, 1/14/2025[g]	$76,509
	Williams Companies, Inc.
40,000	7.875%, 9/1/2021	46,434

	Total	1,447,789

	Total Long-Term Fixed Income (cost $38,949,583)	39,504,424

Shares	Common Stock (9.6%)	Value
Financials (9.6%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	173,021
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	105,264
24,100	Apollo Investment Corporation	184,968
11,100	Ares Capital Corporation	190,587
7,200	BlackRock Resources & Commodities Strategy Trust	68,832
6,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	120,590
9,425	Doubleline Income Solutions Fund	187,086
5,211	First Trust High Income Long/Short Fund	85,356
3,200	Guggenheim Multi-Asset Income ETF	70,560
14,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	173,012
31,825	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,568,219
29,597	MFS Intermediate Income Trust	144,137
18,070	Nuveen Quality Preferred Income Fund II	165,521
10,814	PIMCO Dynamic Credit Income Fund	220,822
9,450	Solar Capital, Ltd.	191,268
24,789	Templeton Global Income Fund	178,233
19,685	Vanguard Short-Term Corporate Bond ETF	1,578,934
11,299	Western Asset Emerging Markets Debt Fund, Inc.	177,959
16,794	Western Asset High Income Opportunity Fund, Inc.	89,344

	Total	7,673,713

	Total Common Stock (cost $7,656,466)	7,673,713

Shares	Preferred Stock (1.3%)	Value
Financials (1.1%)
2,850	Affiliated Managers Group, Inc., 5.250%	72,533
855	Agribank FCB, 6.875%[h]	88,920
52	Bank of America Corporation, Convertible, 7.250%[h]	60,164
4,620	Citigroup, Inc., 6.875%[h]	125,941
1,135	Farm Credit Bank of Texas, 6.750%[g,h]	118,253
2,500	Goldman Sachs Group, Inc., 5.500%[h]	62,950
3,275	HSBC USA, Inc., 6.500%[h]	83,119
92	M&T Bank Corporation, 6.375%[h]	93,926
2,300	Morgan Stanley, 7.125%[h]	65,481
1,539	U.S. Bancorp 6.500%[h]	45,724
57	Wells Fargo & Company, Convertible, 7.500%[h]	69,711

	Total	886,722

Shares	Preferred Stock (1.3%)	Value
Materials (0.1%)
2,280	CHS, Inc., 7.100%[h]	$61,583

	Total	61,583

Utilities (0.1%)
865	Southern California Edison Company, 4.510%[h]	86,689

	Total	86,689

	Total Preferred Stock (cost $993,487)	1,034,994

Shares or Principal Amount	Short-Term Investments (16.6%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.150%, 4/24/2015[j]	99,990
	Thrivent Cash Management Trust
13,145,903	0.050%	13,145,903

	Total Short-Term Investments (at amortized cost)	13,245,893

	Total Investments (cost $86,780,651) 109.0%	$86,990,965

	Other Assets and Liabilities, Net (9.0%)	(7,202,619)

	Total Net Assets 100.0%	$79,788,346

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
f	All or a portion of the security is insured or guaranteed.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $8,509,528 or 10.7% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At March 31, 2015, $99,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of March 31, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	$127,214
JBS Finance II, Ltd., 1/29/2018	8/19/2013	67,345
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	178,125
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	386,601

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,211,152
Gross unrealized depreciation	(1,000,838)

Net unrealized appreciation (depreciation)	$210,314

Cost for federal income tax purposes	$86,780,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,930,287	–	1,680,301	249,986
Capital Goods	1,157,078	–	1,157,078	–
Communications Services	9,440,185	–	8,405,942	1,034,243
Consumer Cyclical	3,174,905	–	3,174,905	–
Consumer Non-Cyclical	2,633,011	–	1,311,183	1,321,828
Energy	1,228,326	–	921,775	306,551
Financials	2,102,671	–	2,102,671	–
Technology	1,746,196	–	1,746,196	–
Transportation	1,135,829	–	1,135,829	–
Utilities	983,453	–	983,453	–
Long-Term Fixed Income
Asset-Backed Securities	2,615,430	–	2,615,430	–
Basic Materials	814,524	–	814,524	–
Capital Goods	1,329,601	–	1,329,601	–
Collateralized Mortgage Obligations	5,815,185	–	5,815,185	–
Commercial Mortgage-Backed Securities	130,089	–	130,089	–
Communications Services	2,857,483	–	2,857,483	–
Consumer Cyclical	2,182,795	–	2,182,795	–
Consumer Non-Cyclical	1,986,402	–	1,986,402	–
Energy	1,934,126	–	1,934,126	–
Financials	3,969,798	–	3,969,798	–
Foreign Government	5,382,603	–	5,382,603	–
Mortgage-Backed Securities	7,818,087	–	7,818,087	–
Technology	662,756	–	662,756	–
Transportation	322,473	–	322,473	–
U.S. Government and Agencies	235,283	–	235,283	–
Utilities	1,447,789	–	1,447,789	–
Common Stock
Financials	7,673,713	7,673,713	–	–
Preferred Stock
Financials	886,722	679,549	207,173	–
Materials	61,583	61,583	–	–
Utilities	86,689	–	86,689	–
Short-Term Investments	13,245,893	13,145,903	99,990	–

Total	$86,990,965	$21,560,748	$62,517,609	$2,912,608

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	48,547	48,547	–	–

Total Asset Derivatives	$48,547	$48,547	$–	$–

Liability Derivatives
Futures Contracts	56,693	56,693	–	–

Total Liability Derivatives	$56,693	$56,693	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Opportunity Income Plus Portfolio as discussed in the Notes to Schedule of Investments.

Investments in Securities	Beginning Value December 31, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Ending Value March 31, 2015
Bank Loans
Basic Materials	–	11	4,337	–	(625)	246,263	–	249,986
Communications Services	1,251,508	16	7,543	–	(13,757)	97,983	(309,050)	1,034,243
Consumer Non-Cyclical	1,374,771	796	25,860	–	(79,599)	–	–	1,321,828
Energy	305,026	–	1,525	–	–	–	–	306,551
Transportation	628,964	2	12,946	–	(1,625)	–	(640,287)	–
Total	$3,560,269	$825	$52,211	$–	($95,606)	$344,246	($949,337)	$2,912,608

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2015 of $37,284.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Basic Material Securities are recent market activity based on comparable trades, market color and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Communications Services Securities are recent market activity based on comparable trades, market color and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Consumer Non-Cyclical Securities are recent market activity based on comparable trades, market color and credit spread of the issues. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Energy Securities are recent market activity based on comparable trades, market color and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(84)	June 2015	($18,352,432)	($18,409,125)	($56,693)
5-Yr. U.S. Treasury Bond Futures	48	June 2015	5,733,196	5,770,125	36,929
30-Yr. U.S. Treasury Bond Futures	3	June 2015	486,384	491,625	5,241
Ultra Long Term U.S. Treasury Bond Futures	7	June 2015	1,182,748	1,189,125	6,377
Total Futures Contracts					($8,146)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Short Term Investment	$10,695,094	$22,349,670	$19,898,861	13,145,903	$13,145,903	$1,623
Total Value and Income Earned	10,695,094				13,145,903	1,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER TECHNOLOGY PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (97.7%)	Value
Communications Equipment (4.5%)
40,347	QUALCOMM, Inc.	$2,797,661

	Total	2,797,661

Computers & Peripherals (14.9%)
47,105	Apple, Inc.	5,861,275
25,883	Electronics for Imaging, Inc.[a]	1,080,615
90,694	EMC Corporation	2,318,139

	Total	9,260,029

Consumer Discretionary (6.4%)
5,847	Amazon.com, Inc.[a]	2,175,669
1,190	Priceline Group, Inc.[a]	1,385,339
2,377	Tesla Motors, Inc.[a]	448,706

	Total	4,009,714

Electronic Equipment, Instruments & Components (3.2%)
34,354	Amphenol Corporation	2,024,481

	Total	2,024,481

Financials (5.4%)
22,866	American Tower Corporation	2,152,834
5,323	Intercontinental Exchange, Inc.	1,241,696

	Total	3,394,530

Internet Software & Services (23.8%)
13,873	Demandware, Inc.[a]	844,866
16,637	eBay, Inc.[a]	959,622
8,061	Equinix, Inc.	1,877,004
21,999	Facebook, Inc.[a]	1,808,648
12,803	Fidelity National Information Services, Inc.	871,372
4,203	Google, Inc., Class Aa	2,331,404
3,753	Google, Inc., Class Ca	2,056,644
10,974	LinkedIn Corporation[a]	2,741,964
31,625	Pandora Media, Inc.[a]	512,641
18,478	Yahoo!, Inc.[a]	821,070

	Total	14,825,235

IT Consulting & Services (5.5%)
26,083	Cognizant Technology Solutions Corporation[a]	1,627,318
6,547	FleetCor Technologies, Inc.[a]	988,073
8,686	Global Payments, Inc.	796,333

	Total	3,411,724

Semiconductors & Semiconductor Equipment (4.3%)
50,387	Applied Materials, Inc.	1,136,731
35,348	Broadcom Corporation	1,530,391

	Total	2,667,122

Software (24.3%)
21,209	Adobe Systems, Inc.[a]	1,568,193
31,859	Guidewire Software, Inc.[a]	1,676,102
10,412	Intuit, Inc.	1,009,548
54,265	Oracle Corporation	2,341,535
16,137	Red Hat, Inc.[a]	1,222,378
27,607	Salesforce.com, Inc.[a]	1,844,424
28,857	ServiceNow, Inc.[a]	2,273,354
21,443	Splunk, Inc.[a]	1,269,426
14,042	VMware, Inc.[a]	1,151,584
9,627	Workday, Inc.[a]	812,615

	Total	15,169,159

Telecommunications Services (5.4%)
23,718	Level 3 Communications, Inc.[a]	1,276,977

Shares	Common Stock (97.7%)	Value
Telecommunications Services (5.4%) - continued
17,629	SBA Communications Corporation[a]	$2,064,356

	Total	3,341,333

	Total Common Stock (cost $44,520,749)	60,900,988

Shares or Principal Amount	Short-Term Investments (3.7%)[b]	Value
	Thrivent Cash Management Trust
2,287,312	0.050%	2,287,312

	Total Short-Term Investments (at amortized cost)	2,287,312

	Total Investments (cost $46,808,061) 101.4%	$63,188,300

	Other Assets and Liabilities, Net (1.4%)	(869,163)

	Total Net Assets 100.0%	$62,319,137

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,788,024
Gross unrealized depreciation	(407,785)

Net unrealized appreciation (depreciation)	$16,380,239

Cost for federal income tax purposes	$46,808,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER TECHNOLOGY PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,797,661	2,797,661	–	–
Computers & Peripherals	9,260,029	9,260,029	–	–
Consumer Discretionary	4,009,714	4,009,714	–	–
Electronic Equipment, Instruments & Components	2,024,481	2,024,481	–	–
Financials	3,394,530	3,394,530	–	–
Internet Software & Services	14,825,235	14,825,235	–	–
IT Consulting & Services	3,411,724	3,411,724	–	–
Semiconductors & Semiconductor Equipment	2,667,122	2,667,122	–	–
Software	15,169,159	15,169,159	–	–
Telecommunications Services	3,341,333	3,341,333	–	–
Short-Term Investments	2,287,312	2,287,312	–	–

Total	$63,188,300	$63,188,300	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Short Term Investment	$1,993,717	$6,122,671	$5,829,076	2,287,312	$2,287,312	$262
Total Value and Income Earned	1,993,717				2,287,312	262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Biotechnology (18.0%)
49,141	Alder Biopharmaceuticals, Inc.[a]	$1,418,209
28,811	Amgen, Inc.	4,605,438
137,459	Amicus Therapeutics, Inc.[a]	1,495,554
14,684	Biogen, Inc.[a]	6,200,173
33,700	BioMarin Pharmaceutical, Inc.[a]	4,199,694
14,600	Incyte Corporation[a]	1,338,236
152,444	Innate Pharma SAa	1,313,454
144,548	Keryx BioPharmaceuticals, Inc.[a]	1,840,097
51,128	Oncomed Pharmaceuticals, Inc.[a]	1,318,080

	Total	23,728,935

Health Care (4.5%)
76,100	Medtronic, Inc.	5,935,039

	Total	5,935,039

Health Care Equipment (12.0%)
84,100	Abbott Laboratories	3,896,353
70,476	Dexcom, Inc.[a]	4,393,474
26,888	HeartWare International, Inc.[a]	2,359,960
5,175	Intuitive Surgical, Inc.[a]	2,613,530
150,827	NxStage Medical, Inc.[a]	2,609,307

	Total	15,872,624

Health Care Facilities (3.0%)
34,395	HCA Holdings, Inc.[a]	2,587,536
11,200	Universal Health Services, Inc.	1,318,352

	Total	3,905,888

Health Care Supplies (3.2%)
78,506	Align Technology, Inc.[a]	4,222,445

	Total	4,222,445

Managed Health Care (2.0%)
20,100	CIGNA Corporation	2,601,744

	Total	2,601,744

Pharmaceuticals (50.3%)
17,356	Actavis plc[a]	5,165,493
104,883	Aspen Pharmacare Holdings, Ltd.	3,313,934
47,600	Dr. Reddy’s Laboratories, Ltd. ADR[a]	2,717,960
54,991	Mylan NVa	3,263,716
104,399	Novartis AG	10,304,232
79,955	Novo Nordisk AS ADR	4,268,797
263,800	Pfizer, Inc.	9,177,602
38,283	Roche Holding AG	10,519,866
56,833	Sagent Pharmaceuticals, Inc.[a]	1,321,367
23,345	Sawai Pharmaceutical Company, Ltd.	1,382,437
18,889	Shire Pharmaceuticals Group plc ADR	4,519,949
3,986,000	Sihuan Pharmaceutical Holdings Group, Ltd.[b]	2,268,738
37,900	Tetraphase Pharmaceuticals, Inc.[a]	1,388,656
87,581	Teva Pharmaceutical Industries, Ltd. ADR	5,456,296
593,478	Vectura Group plc[a]	1,283,127

	Total	66,352,170

	Total Common Stock (cost $100,954,666)	122,618,845

Shares or Principal Amount	Short-Term Investments (7.5%)[c]	Value
	Thrivent Cash Management Trust
9,827,473	0.050%	$9,827,473

	Total Short-Term Investments (at amortized cost)	9,827,473

	Total Investments (cost $110,782,139) 100.5%	$132,446,318

	Other Assets and Liabilities, Net (0.5%)	(595,079)

	Total Net Assets 100.0%	$131,851,239

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,494,686
Gross unrealized depreciation	(830,507)

Net unrealized appreciation (depreciation)	$21,664,179

Cost for federal income tax purposes	$110,782,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	23,728,935	22,415,481	1,313,454	–
Health Care	5,935,039	5,935,039	–	–
Health Care Equipment	15,872,624	15,872,624	–	–
Health Care Facilities	3,905,888	3,905,888	–	–
Health Care Supplies	4,222,445	4,222,445	–	–
Managed Health Care	2,601,744	2,601,744	–	–
Pharmaceuticals	66,352,170	37,279,836	26,803,596	2,268,738
Short-Term Investments	9,827,473	9,827,473	–	–
Total	$132,446,318	$102,060,530	$28,117,050	$2,268,738

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Healthcare Portfolio as discussed in the Notes to Schedule of Investments.

Investments in Securities	Beginning Value December 31, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Ending Value March 31, 2015
Common Stock Pharmaceuticals	–	–	($304,911)	1,043,252	–	$1,530,397	–	2,268,738
Total	$–	$–	($304,911)	$1.043,252	$–	$1,530,397	$–	$2,268,738

*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 31, 2015 of ($380,805).

The reporting entity’s Common Stock Pharmaceuticals Level 3 security’s fair value is calculated using the last trade price per the established policies and procedures of the reporting entity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Short Term Investment	$7,778,026	$19,971,017	$17,921,570	9,827,473	$9,827,473	$1,113
Total Value and Income Earned	7,778,026				9,827,473	1,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

NATURAL RESOURCES PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.5%)	Value
Integrated Oil & Gas (17.6%)
9,139	Chevron Corporation	$959,412
113,486	Petroleo Brasileiro SA ADR[a]	682,051
79,270	Suncor Energy, Inc. ADR	2,318,647
47,210	Total SA ADR[a]	2,344,449

	Total	6,304,559

Materials (15.1%)
4,120	Agnico Eagle Mines, Ltd.	115,113
25,430	Alcoa, Inc.	328,555
2,900	Avery Dennison Corporation	153,439
4,070	Ball Corporation	287,505
24,900	Barrick Gold Corporation	272,904
4,490	Crown Holdings, Inc.[b]	242,550
840	Eagle Materials, Inc.	70,190
14,220	Eldorado Gold Corporation[a]	65,270
3,110	Franco-Nevada Corporation	150,959
25,430	Freeport-McMoRan, Inc.	481,898
17,280	Goldcorp, Inc.	313,114
12,370	International Paper Company	686,411
23,420	Kinross Gold Corporation[b]	52,461
1,210	Martin Marietta Materials, Inc.	169,158
4,380	MeadWestvaco Corporation	218,431
10,460	Newmont Mining Corporation	227,087
6,080	Owens-Illinois, Inc.[b]	141,786
2,800	Packaging Corporation of America	218,932
3,910	Rock-Tenn Company	252,195
1,370	Royal Gold, Inc.	86,461
5,280	Sealed Air Corporation	240,557
8,240	Silver Wheaton Corporation	156,725
14,380	Teck Resources, Ltd.	197,437
2,640	Vulcan Materials Company	222,552
18,980	Yamana Gold, Inc.	68,138

	Total	5,419,828

Oil & Gas Drilling (6.6%)
17,130	Helmerich & Payne, Inc.	1,166,039
68,150	Rowan Companies plc	1,206,937

	Total	2,372,976

Oil & Gas Equipment & Services (15.5%)
35,680	Cameron International Corporation[b]	1,609,882
27,710	Schlumberger, Ltd.	2,312,122
134,610	Weatherford International, Ltd.[b]	1,655,703

	Total	5,577,707

Oil & Gas Exploration & Production (33.9%)
49,540	Canadian Natural Resources, Ltd.	1,521,373
221,690	Cobalt International Energy, Inc.[b]	2,086,103
9,350	Concho Resources, Inc.[b]	1,083,852
23,790	EOG Resources, Inc.	2,181,305
25,110	EQT Corporation	2,080,866
51,920	Marathon Oil Corporation	1,355,631
47,950	Oasis Petroleum, Inc.[a,b]	681,849
50,330	Southwestern Energy Company[a,b]	1,167,153

	Total	12,158,132

Oil & Gas Refining & Marketing (7.5%)
26,480	Marathon Petroleum Corporation	2,711,287

	Total	2,711,287

Shares	Common Stock (98.5%)	Value
Utilities (2.3%)
21,610	iShares North American Natural Resources ETF	$811,239

	Total	811,239

	Total Common Stock (cost $42,706,143)	35,355,728

Shares	Collateral Held for Securities Loaned (13.6%)	Value
4,886,211	Thrivent Cash Management Trust	4,886,211

	Total Collateral Held for Securities Loaned (cost $4,886,211)	4,886,211

Shares or Principal Amount	Short-Term Investments (1.9%)[c]	Value
	Thrivent Cash Management Trust
689,871	0.050%	689,871

	Total Short-Term Investments (at amortized cost)	689,871

	Total Investments (cost $48,282,225) 114.0%	$40,931,810

	Other Assets and Liabilities, Net (14.0%)	(5,040,651)

	Total Net Assets 100.0%	$35,891,159

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,838,762
Gross unrealized depreciation	(9,189,177)

Net unrealized appreciation (depreciation)	$(7,350,415)

Cost for federal income tax purposes	$48,282,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

NATURAL RESOURCES PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	6,304,559	6,304,559	–	–
Materials	5,419,828	5,419,828	–	–
Oil & Gas Drilling	2,372,976	2,372,976	–	–
Oil & Gas Equipment & Services	5,577,707	5,577,707	–	–
Oil & Gas Exploration & Production	12,158,132	12,158,132	–	–
Oil & Gas Refining & Marketing	2,711,287	2,711,287	–	–
Utilities	811,239	811,239	–	–
Collateral Held for Securities Loaned	4,886,211	4,886,211	–	–
Short-Term Investments	689,871	689,871	–	–
Total	$40,931,810	$40,931,810	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$1,983,400	$9,698,345	$6,795,534	4,886,211	$4,886,211	$3,163
Cash Management Trust-Short Term Investment	466,869	3,613,585	3,390,583	689,871	689,871	91
Total Value and Income Earned	2,450,269				5,576,082	3,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (92.8%)	Value
Brazil (9.2%)
9,600	Banco Bradesco SA	$91,201
133,334	Banco Bradesco SA ADR	1,237,339
18,521	Lojas Renner SA	522,340
28,102	Multiplan Empreendimentos Imobiliarios SA	494,584
76,600	Souza Cruz SA	606,982
61,800	Ultrapar Participacoes SA	1,257,281
60,660	Vale SA ADR[a]	342,729

	Total	4,552,456

Chile (1.2%)
28,670	Banco Santander Chile SA ADR	621,566

	Total	621,566

China (1.9%)
842,000	PetroChina Company, Ltd.	935,040

	Total	935,040

Hong Kong (11.8%)
254,000	AIA Group, Ltd.	1,594,735
133,000	China Mobile, Ltd.	1,733,308
167,000	Hang Lung Group, Ltd.	762,713
132,000	Hang Lung Properties, Ltd.	370,854
71,000	Swire Pacific, Ltd., Class A	966,486
100,000	Swire Pacific, Ltd., Class B	256,660
59,500	Swire Properties, Ltd.	193,247

	Total	5,878,003

Hungary (1.0%)
37,710	Richter Gedeon Nyrt	517,297

	Total	517,297

India (15.1%)
5,200	Grasim Industries, Ltd.	301,175
4,350	Grasim Industries, Ltd. GDR	252,866
14,000	Hero Motocorp, Ltd.	591,115
67,000	Hindustan Unilever, Ltd.	935,833
85,639	Housing Development Finance Corporation	1,800,573
150,000	ICICI Bank, Ltd.	759,436
39,600	Infosys, Ltd.	1,393,483
196,893	ITC, Ltd.	1,023,563
8,947	Ultra Tech Cement, Ltd.	411,632

	Total	7,469,676

Indonesia (3.3%)
2,522,000	Astra International Tbk PT	1,651,835

	Total	1,651,835

Luxembourg (1.5%)
26,965	Tenaris SA ADR	755,020

	Total	755,020

Malaysia (2.1%)
249,707	CIMB Group Holdings Berhad	419,191
120,000	Public Bank Berhad	611,746

	Total	1,030,937

Mexico (7.8%)
18,400	Fomento Economico Mexicano SAB de CV ADR[b]	1,720,400
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR[b]	645,216
216,171	Grupo Financiero Banorte SAB de CV ADR	1,253,362

Shares	Common Stock (92.8%)	Value
Mexico (7.8%) - continued
97,300	Organizacion Soriana SAB de CV	$246,416

	Total	3,865,394

Philippines (4.2%)
28,000	Ayala Corporation	497,601
917,900	Ayala Land, Inc.	788,997
367,862	Bank of the Philippine Islands	826,580

	Total	2,113,178

Poland (1.7%)
17,523	Bank Pekao SA	848,925

	Total	848,925

Portugal (1.1%)
41,629	Jeronimo Martins SGPS SA	523,848

	Total	523,848

Russia (4.5%)
28,186	Lukoil ADR	1,302,709
4,807	Magnit PJSC	937,687

	Total	2,240,396

South Africa (4.1%)
44,921	Massmart Holdings, Ltd.	554,092
27,000	MTN Group, Ltd.	455,143
142,193	Truworths International, Ltd.	1,032,124

	Total	2,041,359

South Korea (1.3%)
3,170	E-Mart Company, Ltd.	664,474

	Total	664,474

Taiwan (5.3%)
175,400	Taiwan Mobile Company, Ltd.	613,225
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,014,713

	Total	2,627,938

Thailand (4.9%)
70,300	PTT Exploration & Production pcl	235,400
70,400	Siam Cement pcl	1,103,404
196,800	Siam Commercial Bank pcl	1,076,330

	Total	2,415,134

Turkey (4.4%)
274,433	Akbank TAS	805,056
33,036	BIM Birlesik Magazalar AS	585,286
248,190	Turkiye Garanti Bankasi AS	809,369

	Total	2,199,711

United Kingdom (4.8%)
21,386	BHP Billiton plc	467,795
19,139	SABMiller plc	1,001,136
57,824	Standard Chartered plc	936,555

	Total	2,405,486

United States (1.6%)
9,800	Yum! Brands, Inc.	771,456

	Total	771,456

	Total Common Stock (cost $38,692,231)	46,129,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Preferred Stock (5.8%)	Value
Brazil (0.7%)
71,605	Vale SA ADR	$347,284

	Total	347,284

South Korea (5.1%)
2,532	Samsung Electronics Company, Ltd.	2,514,169

	Total	2,514,169

	Total Preferred Stock (cost $2,195,813)	2,861,453

Shares	Collateral Held for Securities Loaned (0.7%)
363,600	Thrivent Cash Management Trust	363,600

	Total Collateral Held for Securities Loaned (cost $363,600)	363,600

Shares or Principal Amount	Short-Term Investments (1.6%)[c]
	Thrivent Cash Management Trust
815,206	0.050%	815,206

	Total Short-Term Investments (at amortized cost)	815,206

	Total Investments (cost $42,066,850) 100.9%	$50,169,388

	Other Assets and Liabilities, Net (0.9%)	(434,825)

	Total Net Assets 100.0%	$49,734,563

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,283,792
Gross unrealized depreciation	(4,181,254)

Net unrealized appreciation (depreciation)	$8,102,538

Cost for federal income tax purposes	$42,066,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,479,760	771,456	4,708,304	–
Consumer Staples	7,888,827	1,720,400	6,168,427	–
Energy	4,485,450	755,020	3,730,430	–
Financials	17,056,620	1,858,905	15,197,715	–
Health Care	517,297	–	517,297	–
Industrials	1,912,877	645,216	1,267,661	–
Information Technology	3,408,196	–	3,408,196	–
Materials	2,578,426	342,729	2,235,697	–
Telecommunications Services	2,801,676	–	2,801,676	–
Preferred Stock
Information Technology	2,514,169	–	2,514,169	–
Materials	347,284	347,284	–	–
Collateral Held for Securities Loaned	363,600	363,600	–	–
Short-Term Investments	815,206	815,206	–	–

Total	$50,169,388	$7,619,816	$42,549,572	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$1,509,100	$2,527,459	$3,672,959	363,600	$363,600	$648
Cash Management Trust-Short Term Investment	1,287,032	1,554,362	2,026,188	815,206	815,206	114
Total Value and Income Earned	2,796,132				1,178,806	762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (0.1%)
2,682	Outfront Media, Inc.	$80,245

	Total	80,245

Diversified REITS (5.0%)
6,792	American Assets Trust, Inc.	293,958
51,213	American Realty Capital Properties, Inc.	504,448
6,700	Armada Hoffler Properties, Inc.	71,422
3,819	Brookfield Asset Management, Inc.	204,737
66,500	Cousins Properties, Inc.	704,900
78,620	Duke Realty Corporation	1,711,557
19,343	Empire State Realty Trust, Inc.	363,842
20,176	First Potomac Realty Trust	239,893
3,150	Gladstone Commercial Corporation	58,621
5,000	Kennedy-Wilson Holdings, Inc.	130,700
35,414	Lexington Realty Trust	348,120
25,443	Liberty Property Trust	908,315
5,270	PS Business Parks, Inc.	437,621
65,610	Spirit Realty Captial, Inc.	792,569
2,900	Store Capital Corporation	67,715
9,515	Washington Real Estate Investment Trust	262,899
6,300	Whitestone REIT	100,044
10,500	Winthrop Realty Trust	171,360
6,650	WP Carey, Inc.	452,200

	Total	7,824,921

Health Care REITs (10.7%)
6,400	Aviv REIT, Inc.	233,600
8,850	Brookdale Senior Living, Inc.[a]	334,176
5,000	Capital Senior Living Corporation[a]	129,700
57,742	HCP, Inc.	2,495,032
59,352	Health Care REIT, Inc.	4,591,471
24,262	Healthcare Realty Trust, Inc.	673,998
25,269	Healthcare Trust of America, Inc.	703,994
7,022	LTC Properties, Inc.	323,012
19,014	Medical Properties Trust, Inc.	280,266
13,320	National Health Investors, Inc.	945,853
15,711	Omega Healthcare Investors, Inc.	637,395
27,570	Physicians Realty Trust	485,508
12,571	Sabra Healthcare REIT, Inc.	416,729
27,322	Senior Housing Property Trust	606,275
52,420	Ventas, Inc.	3,827,709

	Total	16,684,718

Hotel & Resort REITs (9.1%)
39,928	Ashford Hospitality Trust, Inc.	384,107
25,727	Chatham Lodging Trust	756,631
19,383	Chesapeake Lodging Trust	655,727
33,895	DiamondRock Hospitality Company	478,936
14,143	FelCor Lodging Trust, Inc.	162,503
35,147	Hersha Hospitality Trust	227,401
24,600	Hilton Worldwide Holdings, Inc.[a]	728,652
19,549	Hospitality Properties Trust	644,922
164,240	Host Hotels & Resorts, Inc.	3,314,363
4,000	Hyatt Hotels Corporation[a]	236,880
29,390	LaSalle Hotel Properties	1,142,096
1,000	Marriott International, Inc.	80,320
24,308	Pebblebrook Hotel Trust	1,132,024
36,830	RLJ Lodging Trust	1,153,147
6,706	Starwood Hotels & Resorts Worldwide, Inc.	559,951
68,574	Strategic Hotels & Resorts, Inc.[a]	852,375
35,957	Summit Hotel Properties, Inc.	505,915
61,076	Sunstone Hotel Investors, Inc.	1,018,137

Shares	Common Stock (98.7%)	Value
Hotel & Resort REITs (9.1%) - continued
1,000	Wyndham Worldwide Corporation	$90,470

	Total	14,124,557

Industrial REITS (5.4%)
23,016	DCT Industrial Trust, Inc.	797,735
7,724	EastGroup Properties, Inc.	464,521
34,246	First Industrial Realty Trust, Inc.	733,892
111,923	Prologis, Inc.	4,875,366
16,550	Rexford Industrial Realty, Inc.	261,655
22,900	STAG Industrial, Inc.	538,608
30,919	Terreno Realty Corporation	704,953

	Total	8,376,730

Mortgage REITS (1.2%)
12,500	Apollo Commercial Real Estate Finance, Inc.	214,750
8,750	Blackstone Mortgage Trust, Inc.	248,237
7,350	Colony Financial, Inc.	190,512
2,500	Financial Select Sector SPDR Fund	60,275
60,200	NorthStar Realty Finance Corporation	1,090,824
3,550	Starwood Property Trust, Inc.	86,265

	Total	1,890,863

Office REITS (16.2%)
19,512	Alexandria Real Estate Equities, Inc.	1,912,957
36,162	BioMed Realty Trust, Inc.	819,431
37,268	Boston Properties, Inc.	5,235,409
35,930	Brandywine Realty Trust	574,161
21,561	City Office REIT, Inc.	274,472
5,646	Coresite Realty Corporation	274,847
19,857	Corporate Office Properties Trust	583,399
7,600	CyrusOne, Inc.	236,512
15,468	Digital Realty Trust, Inc.	1,020,269
38,457	Douglas Emmett, Inc.	1,146,403
16,750	DuPont Fabros Technology, Inc.	547,390
2,700	Easterly Government Properties, Inc.[a]	43,335
5,800	Franklin Street Properties Corporation	74,356
23,512	Highwoods Properties, Inc.	1,076,379
25,459	Hudson Pacific Properties, Inc.	844,984
20,763	Kilroy Realty Corporation	1,581,518
16,405	Mack-Cali Realty Corporation	316,288
24,900	Paramount Group, Inc.	480,570
22,270	Parkway Properties, Inc.	386,385
16,963	Piedmont Office Realty Trust, Inc.	315,681
5,350	QTS Realty Trust, Inc.	194,794
25,077	SL Green Realty Corporation	3,219,385
35,150	Vornado Realty Trust	3,936,800

	Total	25,095,725

Real Estate Development (0.3%)
19,271	Urban Edge Properties	456,723

	Total	456,723

Real Estate Operating Companies (0.4%)
27,043	Forest City Enterprises, Inc.[a]	690,137

	Total	690,137

Real Estate Services (0.3%)
3,119	CBRE Group, Inc.[a]	120,736
1,700	Jones Lang LaSalle, Inc.	289,680

	Total	410,416

Residential REITS (16.7%)
21,253	American Campus Communities, Inc.	911,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.7%)	Value
Residential REITS (16.7%) - continued
21,700	American Homes 4 Rent	$359,135
40,534	Apartment Investment & Management Company	1,595,418
10,059	Associated Estates Realty Corporation	248,256
31,854	AvalonBay Communities, Inc.	5,550,560
24,851	Camden Property Trust	1,941,609
21,888	Campus Crest Communities, Inc.	156,718
12,938	Education Realty Trust, Inc.	457,746
13,928	Equity Lifestyle Properties, Inc.	765,344
66,290	Equity Residential	5,161,339
16,885	Essex Property Trust, Inc.	3,881,861
8,087	Home Properties, Inc.	560,348
7,000	Independence Realty Trust, Inc.	66,430
12,674	Mid-America Apartment Communities, Inc.	979,320
17,835	Post Properties, Inc.	1,015,347
10,303	Sun Communities, Inc.	687,416
48,094	UDR, Inc.	1,636,639

	Total	25,974,602

Retail REITS (24.6%)
35,513	Acadia Realty Trust	1,238,693
6,750	Agree Realty Corporation	222,547
53,791	Brixmor Property Group, Inc.	1,428,151
39,239	CBL & Associates Properties, Inc.	776,932
10,925	Cedar Realty Trust, Inc.	81,828
109,706	DDR Corporation	2,042,726
16,517	Equity One, Inc.	440,839
23,632	Excel Trust, Inc.	331,321
12,295	Federal Realty Investment Trust	1,809,947
122,505	General Growth Properties, Inc.	3,620,023
18,332	Inland Real Estate Corporation	195,969
56,687	Kimco Realty Corporation	1,522,046
14,936	Kite Realty Group Trust	420,747
26,166	Macerich Company	2,206,579
23,286	National Retail Properties, Inc.	954,027
9,526	Pennsylvania Real Estate Investment Trust	221,289
31,548	Ramco-Gershenson Properties Trust	586,793
7,850	Realty Income Corporation	405,060
28,292	Regency Centers Corporation	1,924,988
15,272	Retail Opportunity Investments Corporation	279,478
16,500	Retail Properties of America, Inc.	264,495
1,138	Saul Centers, Inc.	65,093
69,661	Simon Property Group, Inc.	13,628,478
21,363	Tanger Factory Outlet Centers, Inc.	751,337
15,347	Taubman Centers, Inc.	1,183,714
6,500	Urstadt Biddle Properties, Inc.	149,890
23,142	Weingarten Realty Investors	832,649
36,571	WP Glimcher, Inc.	608,176

	Total	38,193,815

Specialized REITS (8.7%)
15,400	American Tower Corporation	1,449,910
7,500	Catchmark Timber Trust, Inc.	87,900
7,744	Corrections Corporation of America	311,774
7,300	Crown Castle International Corporation	602,542
53,172	CubeSmart	1,284,104
16,227	EPR Properties	974,107
900	Equinix, Inc.	209,565
29,220	Extra Space Storage, Inc.	1,974,395
6,000	Geo Group, Inc.	262,440
4,957	Iron Mountain, Inc.	180,831

Shares	Common Stock (98.7%)	Value
Specialized REITS (8.7%) - continued
3,465	Plum Creek Timber Company, Inc.	$150,554
23,783	Public Storage, Inc.	4,688,581
6,386	Sovran Self Storage, Inc.	599,901
22,007	Weyerhaeuser Company	729,532

	Total	13,506,136

	Total Common Stock (cost $134,420,756)	153,309,588

Shares or Principal Amount	Short-Term Investments (0.9%)[b]	Value
	Thrivent Cash Management Trust
1,416,779	0.050%	1,416,779

	Total Short-Term Investments (at amortized cost)	1,416,779

	Total Investments (cost $135,837,535) 99.6%	$154,726,367

	Other Assets and Liabilities, Net 0.4%	614,659

	Total Net Assets 100.0%	$155,341,026

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$31,984,955
Gross unrealized depreciation	(13,096,123)

Net unrealized appreciation (depreciation)	$18,888,832

Cost for federal income tax purposes	$135,837,535

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	80,245	80,245	–	–
Diversified REITS	7,824,921	7,824,921	–	–
Health Care REITs	16,684,718	16,684,718	–	–
Hotel & Resort REITs	14,124,557	14,124,557	–	–
Industrial REITS	8,376,730	8,376,730	–	–
Mortgage REITS	1,890,863	1,890,863	–	–
Office REITS	25,095,725	25,095,725	–	–
Real Estate Development	456,723	456,723	–	–
Real Estate Operating Companies	690,137	690,137	–	–
Real Estate Services	410,416	410,416	–	–
Residential REITS	25,974,602	25,974,602	–	–
Retail REITS	38,193,815	38,193,815	–	–
Specialized REITS	13,506,136	13,506,136	–	–
Short-Term Investments	1,416,779	1,416,779	–	–

Total	$154,726,367	$154,726,367	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Short Term Investment	$910,489	$9,858,828	$9,352,538	1,416,779	$1,416,779	$283
Total Value and Income Earned	910,489				1,416,779	283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

PARTNER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (15.5%)
13,423	Brunswick Corporation	$690,613
12,002	Burlington Stores, Inc.[a]	713,159
7,306	Core-Mark Holding Company, Inc.	469,922
13,046	Del Frisco’s Restaurant Group, Inc.[a]	262,877
9,970	G-III Apparel Group, Ltd.[a]	1,123,120
10,036	Imax Corporation[a,b]	338,314
13,696	Kate Spade & Company[a]	457,309
3,099	Lithia Motors, Inc.	308,072
12,649	Oxford Industries, Inc.	954,367
7,992	Red Robin Gourmet Burgers, Inc.[a]	695,304
3,026	Restoration Hardware Holdings, Inc.[a,b]	300,149
950	Shake Shack, Inc.[a]	47,548
5,995	Skechers USA, Inc.[a]	431,100
8,958	Tenneco, Inc.[a]	514,368
5,314	Vail Resorts, Inc.	549,574

	Total	7,855,796

Consumer Staples (2.5%)
4,350	B&G Foods, Inc.	128,020
1,583	Boston Beer Company, Inc.[a,b]	423,294
9,539	United Natural Foods, Inc.[a]	734,885

	Total	1,286,199

Energy (3.0%)
1,500	Diamondback Energy, Inc.[a]	115,260
13,611	Oasis Petroleum, Inc.[a,b]	193,548
19,698	Rex Energy Corporation[a,b]	73,277
4,200	Rosetta Resources, Inc.[a]	71,484
4,964	SemGroup Corporation	403,772
14,422	U.S. Silica Holdings, Inc.[b]	513,567
4,352	Whiting Petroleum Corporation[a]	134,477

	Total	1,505,385

Financials (11.7%)
14,577	Bank of the Ozarks, Inc.	538,329
11,324	Chesapeake Lodging Trust	383,091
17,637	Essent Group, Ltd.[a]	421,701
13,487	Evercore Partners, Inc.	696,738
10,139	Hanmi Financial Corporation	214,440
14,989	iShares Russell 2000 Growth Index Fund	2,271,583
18,555	Kennedy-Wilson Holdings, Inc.	485,028
10,751	PacWest Bancorp	504,114
14,046	Western Alliance Bancorp[a]	416,323

	Total	5,931,347

Health Care (23.4%)
13,054	Acadia Healthcare Company, Inc.[a]	934,666
8,700	Acorda Therapeutics, Inc.[a]	289,536
18,141	Akorn, Inc.[a,b]	861,879
8,458	Align Technology, Inc.[a]	454,914
4,881	AMN Healthcare Services, Inc.[a]	112,605
3,380	Anacor Pharmaceuticals, Inc.[a]	195,533
17,219	Cardiovascular Systems, Inc.[a]	672,230
9,586	Centene Corporation[a]	677,634
6,779	Cyberonics, Inc.[a]	440,093
37,870	Depomed, Inc.[a]	848,667
5,400	EXACT Sciences Corporation[a,b]	118,908
23,096	ExamWorks Group, Inc.[a]	961,256
5,880	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	57,330
16,013	Impax Laboratories, Inc.[a]	750,529
11,000	Inogen, Inc.[a]	351,890
31,054	Ironwood Pharmaceuticals, Inc.[a]	496,864
6,164	Neurocrine Biosciences, Inc.[a]	244,772

Shares	Common Stock (98.5%)	Value
Health Care (23.4%) - continued
18,491	NuVasive, Inc.[a]	$850,401
1,275	Puma Biotechnology, Inc.[a]	301,040
11,285	Team Health Holdings, Inc.[a]	660,285
8,177	Teleflex, Inc.	988,027
24,500	Veeva Systems, Inc.[a,b]	625,485

	Total	11,894,544

Industrials (16.1%)
5,170	Generac Holdings, Inc.[a]	251,727
6,089	Granite Construction, Inc.	213,968
8,979	H&E Equipment Services, Inc.	224,385
21,951	Healthcare Services Group, Inc.	705,286
7,553	Heico Corporation	461,262
7,566	Huron Consulting Group, Inc.[a]	500,491
13,898	Interface, Inc.	288,800
4,601	MasTec, Inc.[a]	88,799
8,249	Middleby Corporation[a]	846,760
19,593	On Assignment, Inc.[a]	751,783
16,293	PGT, Inc.[a]	182,074
10,489	Proto Labs, Inc.[a,b]	734,230
13,436	Ritchie Brothers Auctioneers, Inc.[b]	335,094
11,072	Saia, Inc.[a]	490,490
9,256	Spirit Airlines, Inc.[a]	716,044
16,322	Swift Transportation Company[a]	424,698
10,269	WageWorks, Inc.[a]	547,646
3,097	Watsco, Inc.	389,293

	Total	8,152,830

Information Technology (23.5%)
14,779	A10 Networks, Inc.[a]	63,993
8,618	Ambarella, Inc.[a,b]	652,469
49,031	Applied Micro Circuits Corporation[a]	250,058
7,599	Applied Optoelectronics, Inc.[a,b]	105,474
3,000	Arista Networks, Inc.[a,b]	211,590
13,209	Aspen Technology, Inc.[a]	508,414
11,537	Cardtronics, Inc.[a]	433,791
6,956	Cavium, Inc.[a]	492,624
13,661	Cognex Corporation[a]	677,449
4,374	Coherent, Inc.[a]	284,135
11,129	Constant Contact, Inc.[a]	425,239
5,274	Cornerstone OnDemand, Inc.[a]	152,366
10,819	Dealertrack Technologies, Inc.[a]	416,748
9,237	Demandware, Inc.[a,b]	562,533
8,833	DST Systems, Inc.	977,901
5,600	Envestnet, Inc.[a]	314,048
3,300	FEI Company	251,922
17,434	Guidewire Software, Inc.[a]	917,203
11,956	HomeAway, Inc.[a]	360,713
5,793	Manhattan Associates, Inc.[a]	293,184
38,128	MaxLinear, Inc.[a]	309,981
7,628	Monolithic Power Systems, Inc.	401,614
16,992	Proofpoint, Inc.[a]	1,006,266
2,564	Synaptics, Inc.[a]	208,466
1,588	Tyler Technologies, Inc.[a]	191,402
3,199	Ultimate Software Group, Inc.[a]	543,686
22,146	Virtusa Corporation[a]	916,402

	Total	11,929,671

Materials (2.8%)
13,531	Chemtura Corporation[a,b]	369,261
34,397	Graphic Packaging Holding Company	500,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

PARTNER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.5%)	Value
Materials (2.8%) - continued
15,154	PolyOne Corporation	$566,002

	Total	1,435,395

	Total Common Stock (cost $42,300,859)	49,991,167

Shares	Collateral Held for Securities Loaned (11.5%)	Value
5,839,607	Thrivent Cash Management Trust	5,839,607

	Total Collateral Held for Securities Loaned (cost $5,839,607)	5,839,607

Shares or Principal Amount	Short-Term Investments (1.9%)[d]	Value
	Thrivent Cash Management Trust
938,181	0.050%	938,181

	Total Short-Term Investments (at amortized cost)	938,181

	Total Investments (cost $49,078,647) 111.9%	$56,768,955

	Other Assets and Liabilities, Net (11.9%)	(6,024,560)

	Total Net Assets 100.0%	$50,744,395

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,204,459
Gross unrealized depreciation	(2,514,151)

Net unrealized appreciation (depreciation)	$7,690,308

Cost for federal income tax purposes	$49,078,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

PARTNER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	7,855,796	7,855,796	–	–
Consumer Staples	1,286,199	1,286,199	–	–
Energy	1,505,385	1,505,385	–	–
Financials	5,931,347	5,931,347	–	–
Health Care	11,894,544	11,837,214	–	57,330
Industrials	8,152,830	8,152,830	–	–
Information Technology	11,929,671	11,929,671	–	–
Materials	1,435,395	1,435,395	–	–
Collateral Held for Securities Loaned	5,839,607	5,839,607	–	–
Short-Term Investments	938,181	938,181	–	–

Total	$56,768,955	$56,711,625	$–	$57,330

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015

Cash Management Trust- Collateral Investment	$4,013,248	$6,456,504	$4,630,145	5,839,607	$5,839,607	$22,427
Cash Management Trust- Short Term Investment	1,581,539	1,741,690	2,385,048	938,181	938,181	164
Total Value and Income Earned	5,594,787				6,777,788	22,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

PARTNER SMALL CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.2%)
206,200	Aaron’s, Inc.	$5,837,522
38,900	American Public Education, Inc.[a]	1,166,222
40,400	Apollo Group, Inc.[a]	764,368
42,200	Belmond, Ltd.[a]	518,216
41,800	Brunswick Corporation	2,150,610
66,600	Crocs, Inc.[a]	786,546
61,700	CSS Industries, Inc.	1,860,255
75,700	Culp, Inc.	2,024,975
60,800	Dorman Products, Inc.[a,b]	3,024,800
58,100	Drew Industries, Inc.	3,575,474
67,600	Ethan Allen Interiors, Inc.[b]	1,868,464
90,100	Fred’s, Inc.	1,539,809
97,900	Haverty Furniture Companies, Inc.	2,435,752
37,900	Interval Leisure Group, Inc.	993,359
84,300	Meritage Homes Corporation[a]	4,100,352
147,200	Modine Manufacturing Company[a]	1,982,784
40,200	National CineMedia, Inc.	607,020
87,600	New Media Investment Group, Inc.	2,096,268
162,950	Pier 1 Imports, Inc.	2,278,041
306,300	Quiksilver, Inc.[a,b]	566,655
16,700	Red Robin Gourmet Burgers, Inc.[a]	1,452,900
7,700	Saga Communications, Inc.[a]	342,958
5,200	Scholastic Corporation	212,888
85,600	Shiloh Industries, Inc.[a]	1,201,824
129,300	Sportsman’s Warehouse Holdings, Inc.[a,b]	1,033,107
119,000	Stein Mart, Inc.	1,481,550
44,400	Steven Madden, Ltd.[a]	1,687,200

	Total	47,589,919

Consumer Staples (2.2%)
43,200	Pinnacle Foods, Inc.	1,762,992
41,100	Post Holdings, Inc.[a]	1,925,124
11,300	PriceSmart, Inc.	960,274
95,400	Spartannash Company	3,010,824
45,400	Vector Group, Ltd.	997,438

	Total	8,656,652

Energy (3.0%)
43,600	Atwood Oceanics, Inc.	1,225,596
19,600	Bristow Group, Inc.	1,067,220
31,100	CARBO Ceramics, Inc.[b]	948,861
25,600	Clayton Williams Energy, Inc.[a,b]	1,296,128
34,621	Gulf Island Fabrication, Inc.	514,468
27,100	PDC Energy, Inc.[a]	1,464,484
49,100	Rosetta Resources, Inc.[a]	835,682
394,900	Teekay Tankers, Ltd.[b]	2,266,726
104,500	Tesco Corporation	1,188,165
152,900	Tetra Technologies, Inc.[a]	944,922

	Total	11,752,252

Financials (29.2%)
48,000	Acadia Realty Trust	1,674,240
144,500	Ares Capital Corporation	2,481,065
76,100	Associated Estates Realty Corporation	1,878,148
63,100	Assured Guaranty, Ltd.	1,665,209
107,800	BBCN Bancorp, Inc.	1,559,866
63,850	Catchmark Timber Trust, Inc.	748,322
177,600	CBL & Associates Properties, Inc.	3,516,480
316,600	Cedar Realty Trust, Inc.	2,371,334
420,000	CoBiz Financial, Inc.	5,174,400
88,300	Columbia Banking System, Inc.	2,558,051
98,018	Compass Diversified Holdings	1,676,108
31,500	Corporate Office Properties Trust	925,470
13,600	Douglas Emmett, Inc.	405,416

Shares	Common Stock (97.1%)	Value
Financials (29.2%) - continued
159,100	East West Bancorp, Inc.	$6,437,186
97,410	Employers Holdings, Inc.	2,629,096
3,500	Enstar Group, Ltd.[a]	496,510
199,300	First Potomac Realty Trust	2,369,677
32,200	Forestar Real Estate Group, Inc.[a]	507,794
135,600	Glacier Bancorp, Inc.	3,410,340
100,000	Golub Capital BDC, Inc.	1,755,000
125,600	Hatteras Financial Corporation	2,280,896
200,000	Hercules Technology Growth Capital, Inc.	2,696,000
167,600	Home Bancshares, Inc.	5,679,964
26,500	Home Properties, Inc.	1,836,185
21,500	iShares Russell 2000 Value Index Fund	2,219,015
89,400	Janus Capital Group, Inc.	1,536,786
67,000	JMP Group, LLC	561,460
26,500	Kilroy Realty Corporation	2,018,505
92,750	Kite Realty Group Trust	2,612,767
95,200	LaSalle Hotel Properties	3,699,472
30,800	Main Street Capital Corporation	951,720
211,700	Meadowbrook Insurance Group, Inc.	1,799,450
76,600	National Interstate Corporation	2,150,928
19,900	Piper Jaffray Companies[a]	1,043,954
61,200	Potlatch Corporation	2,450,448
146,000	ProAssurance Corporation	6,702,860
14,600	PS Business Parks, Inc.	1,212,384
147,800	Radian Group, Inc.[b]	2,481,562
201,300	Redwood Trust, Inc.	3,597,231
96,600	Safeguard Scientifics, Inc.[a]	1,746,528
10,400	Safety Insurance Group, Inc.	621,400
126,400	Sandy Spring Bancorp, Inc.	3,315,472
53,700	State Auto Financial Corporation	1,304,373
138,000	Strategic Hotels & Resorts, Inc.[a]	1,715,340
39,000	SVB Financial Group[a]	4,954,560
67,685	TCP Capital Corporation	1,084,314
57,600	THL Credit, Inc.	707,904
72,900	Washington Real Estate Investment Trust	2,014,227
82,700	Wintrust Financial Corporation	3,943,136
12,800	WSFS Financial Corporation	968,064

	Total	114,146,617

Health Care (5.9%)
20,500	Analogic Corporation	1,863,450
7,400	Atrion Corporation	2,556,774
18,200	Ensign Group, Inc.	852,852
72,600	Halyard Health, Inc.[a,b]	3,571,920
46,100	National Healthcare Corporation	2,937,031
88,900	Select Medical Holdings Corporation	1,318,387
96,000	Triple-S Management Corporation[a]	1,908,480
25,800	Wellcare Health Plans, Inc.[a]	2,359,668
97,600	West Pharmaceutical Services, Inc.	5,876,496

	Total	23,245,058

Industrials (23.5%)
59,100	A.O. Smith Corporation	3,880,506
101,000	Aegion Corporation[a]	1,823,050
94,900	Alaska Air Group, Inc.	6,280,482
41,000	Applied Industrial Technologies, Inc.	1,858,940
49,800	Astec Industries, Inc.	2,135,424
160,800	Beacon Roofing Supply, Inc.[a]	5,033,040
31,900	Brady Corporation	902,451
42,100	Circor International, Inc.	2,302,870
109,000	Comfort Systems USA, Inc.	2,293,360
19,100	Cubic Corporation	988,807
80,400	ESCO Technologies, Inc.	3,133,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

PARTNER SMALL CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (23.5%) - continued
57,000	Franklin Electric Company, Inc.	$2,173,980
50,700	FTI Consulting, Inc.[a]	1,899,222
61,700	G & K Services, Inc.	4,475,101
64,200	Genesee & Wyoming, Inc.[a]	6,191,448
124,300	Gibraltar Industries, Inc.[a]	2,039,763
27,900	Hillenbrand, Inc.	861,273
43,900	Hub Group, Inc.[a]	1,724,831
52,000	Kaman Corporation	2,206,360
115,100	Kforce, Inc.	2,567,881
35,500	Kirby Corporation[a]	2,664,275
67,300	Landstar System, Inc.	4,461,990
50,000	Luxfer Holdings plc ADR	668,500
44,900	Matson, Inc.	1,892,984
77,800	Matthews International Corporation	4,007,478
128,300	McGrath Rentcorp	4,222,353
51,100	Mine Safety Appliances Company	2,548,868
150,500	Navigant Consulting, Inc.[a]	1,950,480
33,500	Nordson Corporation	2,624,390
15,600	RBC Bearings, Inc.	1,194,024
36,000	Sun Hydraulics Corporation[b]	1,488,960
44,100	Universal Forest Products, Inc.	2,446,668
67,300	Universal Truckload Services, Inc.	1,694,614
108,900	UTI Worldwide, Inc.[a,b]	1,339,470
46,100	Waste Connections, Inc.	2,219,254
28,900	Woodward, Inc.	1,474,189
26,900	YRC Worldwide, Inc.[a]	483,124

	Total	92,154,402

Information Technology (9.6%)
71,500	Advanced Energy Industries, Inc.[a]	1,834,690
16,400	Badger Meter, Inc.	983,016
58,900	Belden, Inc.	5,510,684
111,800	Brooks Automation, Inc.	1,300,234
67,900	Cabot Microelectronics Corporation[a]	3,392,963
56,600	Cohu, Inc.	619,204
136,200	Electro Rent Corporation	1,544,508
150,000	Electro Scientific Industries, Inc.	927,000
70,200	Entegris, Inc.[a]	961,038
102,000	Fabrinet[a]	1,936,980
48,700	Intersil Corporation	697,384
163,786	Intevac, Inc.[a]	1,005,646
170,400	Ixia[a]	2,066,952
25,000	Littelfuse, Inc.	2,484,750
40,600	Methode Electronics, Inc.	1,909,824
42,000	Newport Corporation[a]	800,520
82,600	Progress Software Corporation[a]	2,244,242
66,000	Sonus Networks, Inc.[a]	520,080
69,000	Synnex Corporation	5,330,250
81,000	Teradyne, Inc.	1,526,850

	Total	37,596,815

Materials (6.7%)
61,200	American Vanguard Corporation[b]	649,944
74,000	AptarGroup, Inc.	4,700,480
29,900	Carpenter Technology Corporation	1,162,512
48,800	Clearwater Paper Corporation[a]	3,186,640
25,100	Franco-Nevada Corporation	1,216,405
115,600	Innospec, Inc.	5,362,684
55,600	Minerals Technologies, Inc.	4,064,360
127,500	Myers Industries, Inc.	2,235,075
44,600	Ryerson Holding Corporation[a,b]	284,102
75,800	Stillwater Mining Company[a]	979,336
231,500	Wausau Paper Corporation	2,206,195

	Total	26,047,733

Shares	Common Stock (97.1%)	Value
Utilities (4.8%)
33,800	Black Hills Corporation	$1,704,872
70,900	Cleco Corporation	3,865,468
71,000	El Paso Electric Company	2,743,440
59,200	NorthWestern Corporation	3,184,368
4,700	ONE Gas, Inc.	203,181
81,400	PNM Resources, Inc.	2,376,880
10,500	Portland General Electric Company	389,445
69,700	Southwest Gas Corporation	4,054,449
6,900	Vectren Corporation	304,566

	Total	18,826,669

	Total Common Stock (cost $250,943,867)	380,016,117

Shares	Preferred Stock (0.2%)	Value
Health Care (0.2%)
39,312	National Healthcare Corporation, Convertible[c]	621,916

	Total	621,916

	Total Preferred Stock (cost $530,712)	621,916

Shares	Collateral Held for Securities Loaned (4.5%)	Value
17,767,275	Thrivent Cash Management Trust	17,767,275

	Total Collateral Held for Securities Loaned (cost $17,767,275)	17,767,275

Shares or Principal Amount	Short-Term Investments (2.7%)[d]	Value
	Thrivent Cash Management Trust
10,505,753	0.050%	10,505,753

	Total Short-Term Investments (at amortized cost)	10,505,753

	Total Investments (cost $279,747,607) 104.5%	$408,911,061

	Other Assets and Liabilities, Net (4.5%)	(17,594,428)

	Total Net Assets 100.0%	$391,316,633

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

PARTNER SMALL CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$140,006,022
Gross unrealized depreciation	(10,842,568)

Net unrealized appreciation (depreciation)	$129,163,454

Cost for federal income tax purposes	$279,747,607

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,589,919	47,589,919	–	–
Consumer Staples	8,656,652	8,656,652	–	–
Energy	11,752,252	11,752,252	–	–
Financials	114,146,617	114,146,617	–	–
Health Care	23,245,058	23,245,058	–	–
Industrials	92,154,402	92,154,402	–	–
Information Technology	37,596,815	37,596,815	–	–
Materials	26,047,733	24,831,328	1,216,405	–
Utilities	18,826,669	18,826,669	–	–
Preferred Stock
Health Care	621,916	621,916	–	–
Collateral Held for Securities Loaned	17,767,275	17,767,275	–	–
Short-Term Investments	10,505,753	10,505,753	–	–

Total	$408,911,061	$407,694,656	$1,216,405	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$12,670,650	$21,935,125	$16,838,500	17,767,275	$17,767,275	$42,206
Cash Management Trust- Short Term Investment	14,642,525	8,217,409	12,354,181	10,505,753	10,505,753	1,671
Total Value and Income Earned	27,313,175				28,273,028	43,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (96.4%)	Value
Consumer Discretionary (12.1%)
100,900	Aaron’s, Inc.	$2,856,479
32,650	Cedar Fair, LP	1,874,110
47,580	G-III Apparel Group, Ltd.[a]	5,359,887
201,600	Houghton Mifflin Harcourt Company[a]	4,733,568
175,691	MDC Partners, Inc.	4,980,840
274,720	NutriSystem, Inc.	5,488,906
63,400	Oxford Industries, Inc.	4,783,530
44,060	Papa John’s International, Inc.	2,723,348
341,160	Tuesday Morning Corporation[a]	5,492,676

	Total	38,293,344

Consumer Staples (2.9%)
71,360	TreeHouse Foods, Inc.[a]	6,067,027
71,340	WhiteWave Foods Company[a]	3,163,216

	Total	9,230,243

Energy (2.7%)
61,050	Laredo Petroleum Holdings, Inc.[a]	796,092
89,610	Market Vectors Oil Service ETF	3,020,753
111,400	Oasis Petroleum, Inc.[a,b]	1,584,108
89,670	Rex Energy Corporation[a,b]	333,572
107,830	Rosetta Resources, Inc.[a]	1,835,267
315,142	Trinidad Drilling, Ltd.[b]	1,012,694

	Total	8,582,486

Financials (22.9%)
25,756	Affiliated Managers Group, Inc.[a]	5,531,874
39,970	Allied World Assurance Company Holdings AG	1,614,788
58,590	American Assets Trust, Inc.	2,535,775
45,791	Argo Group International Holdings, Ltd.	2,296,419
121,020	Assured Guaranty, Ltd.	3,193,718
161,950	BBCN Bancorp, Inc.	2,343,416
266,950	CNO Financial Group, Inc.	4,596,879
77,780	Encore Capital Group, Inc.[a,b]	3,234,870
23,600	Extra Space Storage, Inc.	1,594,652
242,700	Hanmi Financial Corporation	5,133,105
57,820	HCC Insurance Holdings, Inc.	3,276,659
42,480	iShares Russell 2000 Growth Index Fund	6,437,844
38,300	iShares Russell 2000 Index Fund	4,762,605
79,710	PacWest Bancorp	3,737,602
89,980	Parkway Properties, Inc.	1,561,153
75,075	Pebblebrook Hotel Trust	3,496,243
13,270	SVB Financial Group[a]	1,685,821
242,850	Synovus Financial Corporation	6,802,228
147,860	Terreno Realty Corporation	3,371,208
27,070	Texas Capital Bancshares, Inc.[a]	1,316,956
125,870	Western Alliance Bancorp[a]	3,730,787

	Total	72,254,602

Health Care (11.3%)
61,100	Acorda Therapeutics, Inc.[a]	2,033,408
66,500	Akorn, Inc.[a,b]	3,159,415
48,090	Align Technology, Inc.[a]	2,586,521
152,520	AMN Healthcare Services, Inc.[a]	3,518,636
21,375	Anacor Pharmaceuticals, Inc.[a]	1,236,544
188,622	ExamWorks Group, Inc.[a,b]	7,850,448
40,000	Neurocrine Biosciences, Inc.[a]	1,588,400
115,250	NuVasive, Inc.[a]	5,300,347
67,760	Teleflex, Inc.	8,187,441

	Total	35,461,160

Industrials (20.2%)
74,680	Apogee Enterprises, Inc.	3,226,176

Shares	Common Stock (96.4%)	Value
Industrials (20.2%) - continued
98,510	CLARCOR, Inc.	$6,507,571
64,870	Curtiss-Wright Corporation	4,796,488
162,484	EMCOR Group, Inc.	7,550,631
51,600	Esterline Technologies Corporation[a]	5,904,072
112,036	Granite Construction, Inc.	3,936,945
103,124	HNI Corporation	5,689,351
46,560	Huron Consulting Group, Inc.[a]	3,079,944
113,955	Interface, Inc.	2,367,985
183,530	Korn/Ferry International	6,032,631
4,400	Landstar System, Inc.	291,720
200,880	Progressive Waste Solutions, Ltd.	5,901,854
14,250	Proto Labs, Inc.[a,b]	997,500
139,570	Ritchie Brothers Auctioneers, Inc.[b]	3,480,876
60,620	Tennant Company	3,962,729

	Total	63,726,473

Information Technology (16.4%)
21,350	Arista Networks, Inc.[a,b]	1,505,816
368,050	Atmel Corporation	3,029,051
118,230	Broadridge Financial Solutions, Inc.	6,503,832
78,820	DST Systems, Inc.	8,726,162
34,680	Envestnet, Inc.[a]	1,944,854
15,367	FARO Technologies, Inc.[a]	954,752
45,000	FEI Company	3,435,300
79,660	Guidewire Software, Inc.[a]	4,190,913
94,060	Microsemi Corporation[a]	3,329,724
98,880	National Instruments Corporation	3,168,115
59,625	Plantronics, Inc.	3,157,144
63,470	Textura Corporation[a,b]	1,725,115
101,660	Veeco Instruments, Inc.[a]	3,105,713
167,332	Virtusa Corporation[a]	6,924,198

	Total	51,700,689

Materials (4.6%)
94,700	Chemtura Corporation[a,b]	2,584,363
29,750	Eagle Materials, Inc.	2,485,910
197,860	Horsehead Holding Corporation[a,b]	2,504,908
140,700	Materials Select Sector SPDR Fund	6,863,346

	Total	14,438,527

Utilities (3.3%)
55,070	Dynegy, Inc.[a]	1,730,850
30,750	Laclede Group, Inc.	1,575,015
102,870	NorthWestern Corporation	5,533,377
42,300	Portland General Electric Company[b]	1,568,907

	Total	10,408,149

	Total Common Stock (cost $253,855,162)	304,095,673

Shares	Collateral Held for Securities Loaned (8.8%)	Value
27,928,227	Thrivent Cash Management Trust	27,928,227

	Total Collateral Held for Securities Loaned (cost $27,928,227)	27,928,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
	Thrivent Cash Management Trust
12,182,009	0.050%	$12,182,009

	Total Short-Term Investments (at amortized cost)	12,182,009

	Total Investments (cost $293,965,398) 109.1%	$344,205,909

	Other Assets and Liabilities, Net (9.1%)	(28,832,968)

	Total Net Assets 100.0%	$315,372,941

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$61,961,440
Gross unrealized depreciation	(11,720,929)

Net unrealized appreciation (depreciation)	$50,240,511

Cost for federal income tax purposes	$293,965,398

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,293,344	38,293,344	–	–
Consumer Staples	9,230,243	9,230,243	–	–
Energy	8,582,486	7,569,792	1,012,694	–
Financials	72,254,602	72,254,602	–	–
Health Care	35,461,160	35,461,160	–	–
Industrials	63,726,473	63,726,473	–	–
Information Technology	51,700,689	51,700,689	–	–
Materials	14,438,527	14,438,527	–	–
Utilities	10,408,149	10,408,149	–	–
Collateral Held for Securities Loaned	27,928,227	27,928,227	–	–
Short-Term Investments	12,182,009	12,182,009	–	–

Total	$344,205,909	$343,193,215	$1,012,694	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$24,447,972	$27,231,163	$23,750,908	27,928,227	$27,928,227	$39,848
Cash Management Trust- Short Term Investment	14,077,311	29,698,118	31,593,420	12,182,009	12,182,009	1,400
Total Value and Income Earned	38,525,283				40,110,236	41,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (14.2%)
29,150	Aeropostale, Inc.[a,b]	$101,151
6,300	American Public Education, Inc.[b]	188,874
4,800	Arctic Cat, Inc.	174,336
16,850	Barnes & Noble, Inc.[b]	400,187
6,700	Big 5 Sporting Goods Corporation	88,909
618	Biglari Holdings, Inc.[b]	255,914
8,100	BJ’s Restaurants, Inc.[b]	408,645
4,300	Blue Nile, Inc.[b]	136,912
8,700	Bob Evans Farms, Inc.	402,462
29,000	Boyd Gaming Corporation[b]	411,800
16,175	Brown Shoe Company, Inc.	530,540
10,400	Buckle, Inc.[a]	531,336
28,650	Callaway Golf Company	273,034
3,950	Capella Education Company	256,276
22,350	Career Education Corporation[b]	112,421
9,500	Cato Corporation	376,200
7,800	Children’s Place Retail Stores, Inc.	500,682
13,575	Christopher & Banks Corporation[b]	75,477
7,100	Coinstar, Inc.	469,452
8,800	Cracker Barrel Old Country Store, Inc.[a]	1,338,832
28,800	Crocs, Inc.[b]	340,128
6,150	DineEquity, Inc.	658,111
11,350	Dorman Products, Inc.[a,b]	564,663
8,900	Drew Industries, Inc.	547,706
11,083	E.W. Scripps Company[b]	315,201
6,800	E.W. Scripps Company Rights[b]	174,080
9,600	Ethan Allen Interiors, Inc.	265,344
17,343	Finish Line, Inc.	425,250
15,700	Francesca’s Holdings Corporation[b]	279,460
12,800	Fred’s, Inc.	218,752
6,990	FTD Companies, Inc.[b]	209,281
8,850	Genesco, Inc.[b]	630,385
6,950	G-III Apparel Group, Ltd.[b]	782,918
7,850	Group 1 Automotive, Inc.	677,690
15,850	Harte-Hanks, Inc.	123,630
7,600	Haverty Furniture Companies, Inc.	189,088
9,950	Helen of Troy, Ltd.[b]	810,826
9,200	Hibbett Sports, Inc.[b]	451,352
17,750	Iconix Brand Group, Inc.[b]	597,643
14,600	Interval Leisure Group, Inc.	382,666
10,900	iRobot Corporation[a,b]	355,667
14,050	Jack in the Box, Inc.	1,347,676
5,400	Kirkland’s, Inc.[b]	128,250
18,850	La-Z-Boy, Inc.	529,873
8,550	Lithia Motors, Inc.	849,956
9,900	Lumber Liquidators Holdings, Inc.[a,b]	304,722
9,150	M/I Homes, Inc.[b]	218,136
6,750	Marcus Corporation	143,707
9,450	MarineMax, Inc.[b]	250,520
10,300	Marriott Vacations Worldwide Corporation	834,815
17,000	Men’s Wearhouse, Inc.	887,400
13,950	Meritage Homes Corporation[b]	678,528
3,650	Monarch Casino & Resort, Inc.[b]	69,861
11,750	Monro Muffler Brake, Inc.	764,338
6,500	Movado Group, Inc.	185,380
10,750	NutriSystem, Inc.	214,785
5,300	Oxford Industries, Inc.	399,885
10,850	Papa John’s International, Inc.	670,638
19,950	Pep Boys - Manny, Moe & Jack[b]	191,919
4,400	Perry Ellis International, Inc.[b]	101,904
7,550	PetMed Express, Inc.[a]	124,726
22,450	Pinnacle Entertainment, Inc.[b]	810,220
16,212	Pool Corporation	1,130,949
8,500	Popeyes Louisiana Kitchen, Inc.[b]	508,470

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (14.2%) - continued
45,750	Quiksilver, Inc.[a,b]	$84,637
5,100	Red Robin Gourmet Burgers, Inc.[b]	443,700
16,350	Regis Corporation[b]	267,486
22,900	Ruby Tuesday, Inc.[b]	137,629
12,900	Ruth’s Hospitality Group, Inc.	204,852
17,350	Ryland Group, Inc.	845,639
9,900	Scholastic Corporation	405,306
18,300	Scientific Games Corporation[a,b]	191,601
19,350	Select Comfort Corporation[b]	666,995
8,150	Sizmek, Inc.[b]	59,169
15,200	Skechers USA, Inc.[b]	1,093,032
12,250	Sonic Automotive, Inc.	305,025
18,552	Sonic Corporation	588,098
11,750	Stage Stores, Inc.	269,310
5,350	Stamps.com, Inc.[b]	360,002
7,600	Standard Motor Products, Inc.	321,176
54,850	Standard Pacific Corporation[a,b]	493,650
10,450	Stein Mart, Inc.	130,102
20,775	Steven Madden, Ltd.[b]	789,450
3,950	Strayer Education, Inc.[a,b]	210,970
6,950	Sturm, Ruger & Company, Inc.[a]	344,928
8,550	Superior Industries International, Inc.	161,851
23,250	Texas Roadhouse, Inc.	846,998
16,250	Tuesday Morning Corporation[b]	261,625
5,300	Unifi, Inc.[b]	191,277
5,950	Universal Electronic, Inc.[b]	335,818
7,950	Universal Technical Institute, Inc.	76,320
11,400	Vitamin Shoppe, Inc.[b]	469,566
7,350	VOXX International Corporation[b]	67,326
10,050	Winnebago Industries, Inc.	213,663
37,950	Wolverine World Wide, Inc.	1,269,427
8,000	Zumiez, Inc.[b]	322,000

	Total	39,808,567

Consumer Staples (2.8%)
9,900	Andersons, Inc.	409,563
19,900	B&G Foods, Inc.	585,657
5,700	Calavo Growers, Inc.	293,094
11,100	Cal-Maine Foods, Inc.[a]	433,566
14,450	Casey’s General Stores, Inc.	1,301,945
15,650	Central Garden & Pet Company[b]	166,203
61,050	Darling Ingredients, Inc.[b]	855,310
9,780	Diamond Foods, Inc.[b]	318,535
6,400	Inter Parfums, Inc.	208,768
5,500	J & J Snack Foods Corporation	586,850
4,100	Medifast, Inc.[b]	122,877
7,700	Sanderson Farms, Inc.[a]	613,305
2,550	Seneca Foods Corporation[b]	76,015
19,350	Snyders-Lance, Inc.	618,426
14,000	Spartannash Company	441,840
8,350	Universal Corporation[a]	393,786
5,020	WD-40 Company	444,471

	Total	7,870,211

Energy (3.3%)
13,400	Approach Resources, Inc.[a,b]	88,306
77,100	Arch Coal, Inc.[a,b]	77,092
12,450	Basic Energy Services, Inc.[b]	86,278
18,650	Bill Barrett Corporation[a,b]	154,795
14,500	Bonanza Creek Energy, Inc.[b]	357,570
13,000	Bristow Group, Inc.	707,850
17,100	C&J Energy Services, Inc.[b]	190,323
7,390	CARBO Ceramics, Inc.[a]	225,469
17,700	Carrizo Oil & Gas, Inc.[b]	878,805
22,800	Cloud Peak Energy, Inc.[b]	132,696
15,950	Comstock Resources, Inc.[a]	56,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Energy (3.3%) - continued
5,850	Contango Oil & Gas Company[b]	$128,700
7,150	Era Group, Inc.[b]	149,006
25,350	Exterran Holdings, Inc.	851,000
4,800	Geospace Technologies Corporation[a,b]	79,248
12,750	Green Plains, Inc.	364,013
4,950	Gulf Island Fabrication, Inc.	73,557
9,450	Gulfmark Offshore, Inc.[a]	123,228
11,800	Hornbeck Offshore Services, Inc.[b]	221,958
47,650	ION Geophysical Corporation[b]	103,400
9,900	Matrix Service Company[b]	173,844
31,150	Newpark Resources, Inc.[b]	283,777
21,550	Northern Oil and Gas, Inc.[a,b]	166,151
31,650	Paragon Offshore plc	41,145
14,900	PDC Energy, Inc.[b]	805,196
26,500	Penn Virginia Corporation[a,b]	171,720
21,900	PetroQuest Energy, Inc.[b]	50,370
23,900	Pioneer Energy Services Corporation[b]	129,538
18,750	Rex Energy Corporation[a,b]	69,750
6,350	SEACOR Holdings, Inc.[b]	442,404
20,800	Stone Energy Corporation[b]	305,344
16,300	Swift Energy Company[a,b]	35,208
33,900	Synergy Resources Corporation[b]	401,715
13,300	Tesco Corporation	151,221
29,700	Tetra Technologies, Inc.[b]	183,546
19,650	U.S. Silica Holdings, Inc.[a]	699,737

	Total	9,160,901

Financials (22.0%)
25,228	Acadia Realty Trust	879,953
6,500	Agree Realty Corporation	214,305
13,750	American Assets Trust, Inc.	595,100
28,600	American Equity Investment Life Holding Company	833,118
7,000	Amerisafe, Inc.	323,750
21,300	Associated Estates Realty Corporation	525,684
32,500	Astoria Financial Corporation	420,875
9,150	Aviv REIT, Inc.	333,975
16,150	Bank Mutual Corporation	118,218
26,100	Bank of the Ozarks, Inc.	963,873
7,090	Banner Corporation	325,431
29,550	BBCN Bancorp, Inc.	427,588
4,950	Bofi Holding, Inc.[b]	460,548
30,850	Boston Private Financial Holdings, Inc.	374,827
26,000	Brookline Bancorp, Inc.	261,300
6,350	Calamos Asset Management, Inc.	85,407
35,550	Capstead Mortgage Corporation[a]	418,424
11,900	Cardinal Financial Corporation	237,762
10,272	Caretrust REIT, Inc.	139,288
10,700	Cash America International, Inc.	249,310
27,450	Cedar Realty Trust, Inc.	205,600
10,550	Central Pacific Financial Corporation	242,334
21,450	Chesapeake Lodging Trust	725,654
5,550	City Holding Company[a]	261,017
19,800	Columbia Banking System, Inc.	573,606
15,100	Community Bank System, Inc.[a]	534,389
7,950	Coresite Realty Corporation	387,006
76,100	Cousins Properties, Inc.	806,660
35,850	CVB Financial Corporation	571,449
74,617	DiamondRock Hospitality Company	1,054,338
11,125	Dime Community Bancshares, Inc.	179,112
11,800	EastGroup Properties, Inc.	709,652
17,833	Education Realty Trust, Inc.	630,932
6,500	eHealth, Inc.[b]	60,970

Shares	Common Stock (93.0%)	Value
Financials (22.0%) - continued
11,700	Employers Holdings, Inc.	$315,783
8,950	Encore Capital Group, Inc.[a,b]	372,231
9,707	Enova International, Inc.[b]	191,131
21,150	EPR Properties	1,269,635
13,700	Evercore Partners, Inc.	707,742
18,100	EZCORP, Inc.[a,b]	165,253
64,050	F.N.B. Corporation	841,617
19,200	Financial Engines, Inc.[a]	803,136
38,873	First Bancorp[b]	241,013
10,500	First Cash Financial Services, Inc.[b]	488,460
33,600	First Commonwealth Financial Corporation	302,400
22,700	First Financial Bancorp	404,287
23,750	First Financial Bankshares, Inc.[a]	656,450
28,912	First Midwest Bancorp, Inc.	502,201
12,500	Forestar Real Estate Group, Inc.[b]	197,125
33,100	Franklin Street Properties Corporation	424,342
15,550	FXCM, Inc.	33,122
27,546	Geo Group, Inc.	1,204,862
9,650	Getty Realty Corporation	175,630
27,900	Glacier Bancorp, Inc.	701,685
26,200	Government Properties Income Trust	598,670
14,850	Green Dot Corporation[b]	236,412
9,950	Greenhill & Company, Inc.	394,517
11,862	Hanmi Financial Corporation	250,881
3,350	HCI Group, Inc.	153,665
36,800	Healthcare Realty Trust, Inc.	1,022,304
12,200	HFF, Inc.	457,988
21,840	Home Bancshares, Inc.	740,158
15,200	Horace Mann Educators Corporation	519,840
9,650	Independent Bank Corporation	423,346
4,200	Infinity Property & Casualty Corporation	344,610
32,600	Inland Real Estate Corporation	348,494
21,700	Interactive Brokers Group, Inc.	738,234
13,050	Investment Technology Group, Inc.[b]	395,545
30,925	Kite Realty Group Trust	871,157
13,350	LegacyTexas Financial Group, Inc.	303,446
78,309	Lexington Realty Trust	769,777
13,150	LTC Properties, Inc.	604,900
13,800	MarketAxess Holdings, Inc.	1,144,020
23,769	MB Financial, Inc.	744,207
17,224	Meadowbrook Insurance Group, Inc.	146,404
77,350	Medical Properties Trust, Inc.	1,140,139
13,750	Montpelier Re Holdings, Inc.	528,550
52,350	National Penn Bancshares, Inc.	563,810
3,950	Navigators Group, Inc.[b]	307,468
16,400	NBT Bancorp, Inc.	410,984
35,100	Northwest Bancshares, Inc.	415,935
16,550	OFG Bancorp[a]	270,096
40,450	Old National Bancorp[a]	573,986
13,900	Oritani Financial Corporation	202,245
31,150	Parkway Properties, Inc.	540,452
25,400	Pennsylvania Real Estate Investment Trust	590,042
12,050	Pinnacle Financial Partners, Inc.	535,743
6,250	Piper Jaffray Companies[b]	327,875
20,150	Post Properties, Inc.	1,147,139
17,850	PRA Group, Inc.[a,b]	969,612
26,100	PrivateBancorp, Inc.	917,937
20,750	ProAssurance Corporation	952,632
19,950	Provident Financial Services, Inc.	372,068
7,150	PS Business Parks, Inc.	593,736
34,550	Retail Opportunity Investments Corporation	632,265

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Financials (22.0%) - continued
13,800	RLI Corporation	$723,258
10,610	S&T Bancorp, Inc.	301,112
21,900	Sabra Healthcare REIT, Inc.	725,985
4,600	Safety Insurance Group, Inc.	274,850
4,100	Saul Centers, Inc.	234,520
21,050	Selective Insurance Group, Inc.	611,502
5,760	Simmons First National Corporation	261,907
8,200	Southside Bancshares, Inc.[a]	235,258
13,150	Sovran Self Storage, Inc.	1,235,311
33,149	Sterling Bancorp	444,528
8,250	Stewart Information Services Corporation	335,280
31,990	Summit Hotel Properties, Inc.	450,099
67,650	Susquehanna Bancshares, Inc.	927,481
21,330	Talmer Bancorp, Inc.	326,669
16,950	Texas Capital Bancshares, Inc.[b]	824,617
4,390	Tompkins Financial Corporation	236,402
35,282	Trustco Bank Corporation NY	242,740
14,050	UMB Financial Corporation	743,105
23,650	United Bankshares, Inc.[a]	888,767
16,675	United Community Banks, Inc.	314,824
7,850	United Fire Group, Inc.	249,394
6,200	United Insurance Holdings Corporation	139,500
4,950	Universal Health Realty Income Trust	278,437
11,150	Universal Insurance Holdings, Inc.	285,329
10,350	Urstadt Biddle Properties, Inc.	238,671
2,550	Virtus Investment Partners, Inc.	333,464
9,500	Westamerica Bancorporation[a]	410,495
26,150	Wilshire Bancorp, Inc.	260,716
17,550	Wintrust Financial Corporation	836,784
3,262	World Acceptance Corporation[a,b]	237,865

	Total	61,939,719

Health Care (11.7%)
7,950	Abaxis, Inc.[a]	509,675
13,650	Abiomed, Inc.[b]	977,067
10,150	Aceto Corporation	223,300
15,750	Acorda Therapeutics, Inc.[b]	524,160
27,900	Affymetrix, Inc.[b]	350,424
13,250	Air Methods Corporation[a,b]	617,318
8,800	Albany Molecular Research, Inc.[a,b]	154,880
2,850	Almost Family, Inc.[b]	127,424
12,533	Amedisys, Inc.[b]	335,634
17,500	AMN Healthcare Services, Inc.[b]	403,725
17,500	AmSurg Corporation[b]	1,076,600
4,500	Analogic Corporation	409,050
9,550	Angiodynamics, Inc.[b]	169,895
3,000	ANI Pharmaceuticals, Inc.[a,b]	187,650
5,450	Anika Therapeutics, Inc.[b]	224,377
9,200	Bio-Reference Laboratories, Inc.[a,b]	324,208
11,500	Cambrex Corporation[b]	455,745
13,075	Cantel Medical Corporation	621,063
6,250	Chemed Corporation[a]	746,250
3,800	Computer Programs and Systems, Inc.[a]	206,188
10,250	CONMED Corporation	517,522
3,250	Corvel Corporation[b]	111,833
11,000	Cross Country Healthcare, Inc.[b]	130,460
9,400	CryoLife, Inc.	97,478
9,550	Cyberonics, Inc.[b]	619,986
8,050	Cynosure, Inc.[b]	246,893
21,950	Depomed, Inc.[b]	491,899
10,900	Emergent Biosolutions, Inc.[b]	313,484
8,450	Ensign Group, Inc.	395,967
12,800	ExamWorks Group, Inc.[b]	532,736

Shares	Common Stock (93.0%)	Value
Health Care (11.7%) - continued
9,350	Greatbatch, Inc.[b]	$540,897
19,000	Haemonetics Corporation[b]	853,480
13,100	Hanger, Inc.[b]	297,239
8,000	HealthStream, Inc.[b]	201,600
13,150	Healthways, Inc.[b]	259,055
5,000	ICU Medical, Inc.[b]	465,700
24,550	Impax Laboratories, Inc.[b]	1,150,658
9,350	Integra LifeSciences Holdings Corporation[b]	576,427
10,850	Invacare Corporation	210,598
6,450	IPC Healthcare, Inc.[b]	300,828
29,429	Kindred Healthcare, Inc.	700,116
3,500	Landauer, Inc.	122,990
9,800	Lannett Company, Inc.[b]	663,558
4,550	LHC Group, Inc.[b]	150,286
6,650	Ligand Pharmaceuticals, Inc.[b]	512,782
14,050	Luminex Corporation[b]	224,800
9,950	Magellan Health Services, Inc.[b]	704,659
17,650	Masimo Corporation[b]	582,097
22,250	MedAssets, Inc.[b]	418,745
24,300	Medicines Company[b]	680,886
19,900	Medidata Solutions, Inc.[b]	975,896
15,500	Meridian Bioscience, Inc.	295,740
15,975	Merit Medical Systems, Inc.[b]	307,519
12,000	Molina Healthcare, Inc.[b]	807,480
17,800	Momenta Pharmaceuticals, Inc.[b]	270,560
11,800	Natus Medical, Inc.[b]	465,746
13,675	Neogen Corporation[b]	639,033
17,900	NuVasive, Inc.[b]	823,221
13,150	Omnicell, Inc.[b]	461,565
20,150	PAREXEL International Corporation[b]	1,390,148
11,200	PharMerica Corporation[b]	315,728
19,350	Prestige Brands Holdings, Inc.[b]	829,921
4,350	Providence Service Corporation[b]	231,072
16,350	Quality Systems, Inc.	261,273
11,400	Repligen Corporation[b]	346,104
8,350	Sagent Pharmaceuticals, Inc.[b]	194,138
35,900	Select Medical Holdings Corporation	532,397
21,500	Spectrum Pharmaceuticals, Inc.[a,b]	130,505
4,700	SurModics, Inc.[b]	122,341
5,800	Vascular Solutions, Inc.[b]	175,856
26,500	West Pharmaceutical Services, Inc.	1,595,565

	Total	32,892,100

Industrials (14.9%)
15,362	AAON, Inc.	376,830
14,150	AAR Corporation	434,405
19,250	ABM Industries, Inc.	613,305
22,950	Actuant Corporation	544,833
13,750	Aegion Corporation[b]	248,187
7,350	Aerovironment, Inc.[b]	194,849
10,550	Albany International Corporation	419,362
4,950	Allegiant Travel Company	951,836
2,800	American Science & Engineering, Inc.	136,808
4,550	American Woodmark Corporation[b]	249,022
10,800	Apogee Enterprises, Inc.	466,560
15,300	Applied Industrial Technologies, Inc.	693,702
9,000	Arcbest Corporation	341,010
6,900	Astec Industries, Inc.	295,872
9,250	Atlas Air Worldwide Holdings, Inc.[b]	397,935
9,500	AZZ, Inc.	442,605
18,200	Barnes Group, Inc.	736,918
17,600	Brady Corporation	497,904
16,750	Briggs & Stratton Corporation	344,045
18,050	Brink’s Company	498,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Industrials (14.9%) - continued
5,350	CDI Corporation	$75,167
8,250	Celadon Group, Inc.	224,565
6,600	Circor International, Inc.	361,020
13,800	Comfort Systems USA, Inc.	290,352
8,100	Cubic Corporation	419,337
17,700	Curtiss-Wright Corporation	1,308,738
4,800	DXP Enterprises, Inc.[b]	211,632
12,550	Dycom Industries, Inc.[b]	612,942
23,350	EMCOR Group, Inc.	1,085,075
6,850	Encore Wire Corporation	259,478
16,350	EnerSys, Inc.	1,050,324
6,502	Engility Holdings, Inc.	195,320
9,000	EnPro Industries, Inc.	593,550
9,600	ESCO Technologies, Inc.	374,208
4,700	Exponent, Inc.	417,830
23,300	Federal Signal Corporation	367,907
11,350	Forward Air Corporation	616,305
14,650	Franklin Electric Company, Inc.	558,751
7,350	G & K Services, Inc.	533,095
23,200	GenCorp, Inc.[a,b]	538,008
18,100	General Cable Corporation	311,863
10,800	Gibraltar Industries, Inc.[b]	177,228
15,530	Griffon Corporation	270,688
26,337	Healthcare Services Group, Inc.[a]	846,208
20,548	Heartland Express, Inc.	488,220
6,050	Heidrick & Struggles International, Inc.	148,709
23,400	Hillenbrand, Inc.	722,358
12,700	Hub Group, Inc.[b]	498,983
8,400	Insperity, Inc.	439,236
24,750	Interface, Inc.	514,305
10,900	John Bean Technologies Corporation	389,348
10,050	Kaman Corporation	426,421
11,000	Kelly Services, Inc.	191,840
22,650	Knight Transportation, Inc.	730,463
18,650	Korn/Ferry International	613,025
4,450	Lindsay Manufacturing Company[a]	339,312
6,500	Lydall, Inc.[b]	206,180
15,950	Matson, Inc.	672,452
11,000	Matthews International Corporation	566,610
16,900	Mobile Mini, Inc.	720,616
14,750	Moog, Inc.[b]	1,106,988
21,100	Mueller Industries, Inc.	762,343
1,800	National Presto Industries, Inc.[a]	114,102
17,850	Navigant Consulting, Inc.[b]	231,336
17,200	On Assignment, Inc.[b]	659,964
10,150	Orion Marine Group, Inc.[b]	89,929
17,550	PGT, Inc.[b]	196,121
3,350	Powell Industries, Inc.	113,130
12,575	Quanex Building Products Corporation	248,231
18,700	Republic Airways Holdings, Inc.[b]	257,125
14,000	Resources Global Professionals	245,000
10,300	Roadrunner Transportation Systems, Inc.[b]	260,281
9,200	Saia, Inc.[b]	407,560
15,550	Simpson Manufacturing Company, Inc.	581,103
18,850	SkyWest, Inc.	275,398
4,750	Standex International Corporation	390,117
19,300	TASER International, Inc.[a,b]	465,323
6,800	Tennant Company	444,516
22,756	Tetra Tech, Inc.	546,599
20,200	Titan International, Inc.[a]	189,072
20,600	Toro Company	1,444,472
15,400	TrueBlue, Inc.[b]	374,990

Shares	Common Stock (93.0%)	Value
Industrials (14.9%) - continued
7,950	U.S. Ecology, Inc.[a]	$397,262
5,750	UniFirst Corporation	676,718
14,350	United Stationers, Inc.	588,207
7,400	Universal Forest Products, Inc.	410,552
33,950	UTI Worldwide, Inc.[a,b]	417,585
2,950	Veritiv Corporation[b]	130,184
7,500	Viad Corporation	208,650
6,150	Vicor Corporation[b]	93,480
12,200	WageWorks, Inc.[b]	650,626
10,500	Watts Water Technologies, Inc.	577,815

	Total	41,807,157

Information Technology (15.0%)
19,750	ADTRAN, Inc.	368,732
14,100	Advanced Energy Industries, Inc.[b]	361,806
5,450	Agilysys, Inc.[b]	53,628
10,100	Anixter International, Inc.[b]	768,913
5,400	Badger Meter, Inc.	323,676
3,950	Bel Fuse, Inc.	75,168
19,500	Benchmark Electronics, Inc.[b]	468,585
5,650	Black Box Corporation	118,254
17,200	Blackbaud, Inc.	814,936
15,400	Blucora, Inc.[b]	210,364
13,850	Bottomline Technologies, Inc.[b]	379,075
24,807	Brooks Automation, Inc.	288,505
8,850	Cabot Microelectronics Corporation[b]	442,234
8,900	CACI International, Inc.[b]	800,288
13,350	CalAmp Corporation[a,b]	216,137
16,550	Cardtronics, Inc.[b]	622,280
7,450	Ceva, Inc.[b]	158,834
15,450	Checkpoint Systems, Inc.	167,169
26,450	CIBER, Inc.[b]	108,974
23,100	Cirrus Logic, Inc.[b]	768,306
9,150	Coherent, Inc.[b]	594,384
9,550	Cohu, Inc.	104,477
12,650	comScore, Inc.[b]	647,680
6,050	Comtech Telecommunications Corporation	175,148
12,700	CSG Systems International, Inc.	385,953
12,400	CTS Corporation	223,076
14,550	Daktronics, Inc.	157,286
16,350	Dealertrack Technologies, Inc.[b]	629,802
14,000	Dice Holdings, Inc.[b]	124,880
9,000	Digi International, Inc.[b]	89,820
13,650	Diodes, Inc.[b]	389,844
7,950	DSP Group, Inc.[b]	95,241
6,350	DTS, Inc.[b]	216,345
10,750	Ebix, Inc.[a]	326,585
9,950	Electro Scientific Industries, Inc.	61,491
17,350	Electronics for Imaging, Inc.[b]	724,362
33,800	Entropic Communications, Inc.[b]	100,048
11,800	EPIQ Systems, Inc.	211,574
17,600	Exar Corporation[b]	176,880
11,600	ExlService Holdings, Inc.[b]	431,520
11,050	Fabrinet[b]	209,840
6,350	FARO Technologies, Inc.[b]	394,526
4,000	Forrester Research, Inc.	147,120
32,800	Harmonic, Inc.[b]	243,048
13,500	Heartland Payment Systems, Inc.	632,475
13,050	IGATE Corporation[b]	556,713
19,200	II-VI, Inc.[b]	354,432
14,775	Insight Enterprises, Inc.[b]	421,383
6,350	Interactive Intelligence Group[b]	261,493
21,850	Ixia[b]	265,041
17,000	j2 Global, Inc.	1,116,560
22,300	Kopin Corporation[b]	78,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Information Technology (15.0%) - continued
28,350	Kulicke and Soffa Industries, Inc.[b]	$443,110
9,150	Liquidity Services, Inc.[b]	90,402
8,400	Littelfuse, Inc.	834,876
18,400	Liveperson, Inc.[b]	188,324
9,050	LogMeIn, Inc.[b]	506,710
27,650	Manhattan Associates, Inc.[b]	1,399,367
8,750	ManTech International Corporation	296,975
11,950	Mercury Computer Systems, Inc.[b]	185,822
14,250	Methode Electronics, Inc.	670,320
16,500	Micrel, Inc.	248,820
35,350	Microsemi Corporation[b]	1,251,390
3,300	MicroStrategy, Inc.[b]	558,327
19,750	MKS Instruments, Inc.	667,748
13,400	Monolithic Power Systems, Inc.	705,510
14,550	Monotype Imaging Holdings, Inc.	474,912
33,700	Monster Worldwide, Inc.[b]	213,658
5,500	MTS Systems Corporation	416,075
8,800	Nanometrics, Inc.[b]	148,016
12,900	NETGEAR, Inc.[b]	424,152
13,850	NetScout Systems, Inc.[a,b]	607,323
14,750	Newport Corporation[b]	281,135
22,500	NIC, Inc.	397,575
6,850	OSI Systems, Inc.[b]	508,681
7,700	Park Electrochemical Corporation	166,012
13,050	Perficient, Inc.[b]	270,005
7,550	Pericom Semiconductor Corporation	116,798
12,450	Plexus Corporation[b]	507,586
10,900	Power Integrations, Inc.	567,672
18,650	Progress Software Corporation[b]	506,720
32,150	QLogic Corporation[b]	473,891
12,900	QuinStreet, Inc.[b]	76,755
10,400	Rofin-Sinar Technologies, Inc.[b]	251,992
6,900	Rogers Corporation[b]	567,249
11,950	Rudolph Technologies, Inc.[b]	131,689
30,950	Sanmina Corporation[b]	748,681
10,650	ScanSource, Inc.[b]	432,922
13,200	Super Micro Computer, Inc.[b]	438,372
14,350	Sykes Enterprises, Inc.[b]	356,597
13,600	Synaptics, Inc.[a,b]	1,105,748
13,500	Synchronoss Technologies, Inc.[b]	640,710
10,400	Synnex Corporation	803,400
31,300	Take-Two Interactive Software, Inc.[b]	796,742
13,400	Tangoe, Inc.[b]	184,920
6,400	TeleTech Holdings, Inc.	162,880
17,500	Tessera Technologies, Inc.	704,900
20,100	TTM Technologies, Inc.[b]	181,101
10,200	Ultratech, Inc.[b]	176,868
10,750	VASCO Data Security International, Inc.[a,b]	231,555
14,900	Veeco Instruments, Inc.[b]	455,195
16,150	Viasat, Inc.[b]	962,701
10,000	Virtusa Corporation[b]	413,800
8,950	XO Group, Inc.[b]	158,146

	Total	42,174,222

Materials (4.9%)
10,800	A. Schulman, Inc.	520,560
6,300	A.M. Castle & Company[a,b]	22,995
65,750	AK Steel Holding Corporation[b]	293,902
9,350	American Vanguard Corporation	99,297
11,300	Balchem Corporation	625,794
14,550	Boise Cascade Company[b]	545,043
19,500	Calgon Carbon Corporation	410,865
19,500	Century Aluminum Company[b]	269,100
7,150	Clearwater Paper Corporation[b]	466,895
4,050	Deltic Timber Corporation	268,312

Shares	Common Stock (93.0%)	Value
Materials (4.9%) - continued
18,450	Flotek Industries, Inc.[a,b]	$271,953
8,200	FutureFuel Corporation	84,214
23,850	Globe Specialty Metals, Inc.	451,242
18,650	H.B. Fuller Company	799,525
3,450	Hawkins, Inc.	131,066
4,600	Haynes International, Inc.	205,206
27,300	Headwaters, Inc.[b]	500,682
7,900	Innophos Holdings, Inc.	445,244
20,850	Intrepid Potash, Inc.[a,b]	240,818
6,500	Kaiser Aluminum Corporation	499,785
31,200	KapStone Paper and Packaging Corporation	1,024,608
7,650	Koppers Holdings, Inc.	150,552
11,700	Kraton Performance Polymers, Inc.[b]	236,457
7,200	LSB Industries, Inc.[b]	297,576
7,450	Materion Corporation	286,303
9,113	Myers Industries, Inc.	159,751
6,150	Neenah Paper, Inc.	384,621
3,300	Olympic Steel, Inc.	44,418
11,100	OM Group, Inc.	333,333
16,000	PH Glatfelter Company	440,480
4,900	Quaker Chemical Corporation	419,636
15,550	Rayonier Advanced Materials, Inc.[a]	231,695
11,350	RTI International Metals, Inc.[b]	407,579
11,250	Schweitzer-Mauduit International, Inc.	518,850
7,150	Stepan Company	297,869
44,950	Stillwater Mining Company[b]	580,754
24,677	SunCoke Energy, Inc.	368,674
9,350	Tredegar Corporation	188,028
18,550	Wausau Paper Corporation	176,782
8,550	Zep, Inc.	145,607

	Total	13,846,071

Telecommunications Services (0.7%)
33,100	8x8, Inc.[b]	278,040
3,650	Atlantic Tele-Network, Inc.	252,653
77,850	Cincinnati Bell, Inc.[b]	274,810
17,350	Consolidated Communications Holdings, Inc.[a]	353,940
11,400	General Communication, Inc.[b]	179,664
29,300	Iridium Communications, Inc.[a,b]	284,503
7,600	Lumos Networks Corporation	115,976
8,050	USA Mobility, Inc.	154,319

	Total	1,893,905

Utilities (3.5%)
15,483	ALLETE, Inc.	816,883
14,150	American States Water Company	564,443
21,250	Avista Corporation	726,325
14,950	El Paso Electric Company	577,668
16,050	Laclede Group, Inc.	822,081
31,700	New Jersey Resources Corporation	984,602
10,100	Northwest Natural Gas Company	484,295
17,400	NorthWestern Corporation	935,946
29,150	Piedmont Natural Gas Company, Inc.[a]	1,075,926
12,650	South Jersey Industries, Inc.	686,642
17,250	Southwest Gas Corporation	1,003,433
20,916	UIL Holdings Corporation	1,075,501

	Total	9,753,745

	Total Common Stock (cost $166,290,914)	261,146,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (8.5%)	Value
23,956,930	Thrivent Cash Management Trust	$23,956,930

	Total Collateral Held for Securities Loaned (cost $23,956,930)	23,956,930

Shares or Principal Amount	Short-Term Investments (7.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 4/15/2015[d]	99,996
300,000	0.090%, 4/24/2015[d]	299,983
200,000	0.135%, 4/29/2015[d]	199,979
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.064%, 6/19/2015[d]	999,860
	Thrivent Cash Management Trust
18,505,787	0.050%	18,505,787

	Total Short-Term Investments (at amortized cost)	20,105,605

	Total Investments (cost $210,353,449) 108.6%	$305,209,133

	Other Assets and Liabilities, Net (8.6%)	(24,281,375)

	Total Net Assets 100.0%	$280,927,758

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2015, $1,099,888 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$107,503,000
Gross unrealized depreciation	(12,647,316)

Net unrealized appreciation (depreciation)	$94,855,684

Cost for federal income tax purposes	$210,353,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	39,808,567	39,808,567	–	–
Consumer Staples	7,870,211	7,870,211	–	–
Energy	9,160,901	9,160,901	–	–
Financials	61,939,719	61,939,719	–	–
Health Care	32,892,100	32,892,100	–	–
Industrials	41,807,157	41,807,157	–	–
Information Technology	42,174,222	42,174,222	–	–
Materials	13,846,071	13,846,071	–	–
Telecommunications Services	1,893,905	1,893,905	–	–
Utilities	9,753,745	9,753,745	–	–
Collateral Held for Securities Loaned	23,956,930	23,956,930	–	–
Short-Term Investments	20,105,605	18,505,787	1,599,818	–

Total	$305,209,133	$303,609,315	$1,599,818	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	649,299	649,299	–	–

Total Asset Derivatives	$649,299	$649,299	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	157	June 2015	$18,958,431	$19,607,730	$649,299
Total Futures Contracts					$649,299

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$23,621,082	$23,437,478	$23,101,630	23,956,930	$23,956,930	$46,413
Cash Management Trust-Short Term Investment	13,989,739	14,034,039	9,517,991	18,505,787	18,505,787	2,709
Total Value and Income Earned	37,610,821				42,462,717	49,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

MID CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (21.3%)
64,966	Delphi Automotive plc	$5,180,389
108,777	Dollar Tree, Inc.[a]	8,826,710
29,358	Harman International Industries, Inc.	3,923,109
187,370	Jarden Corporation[a]	9,911,873
88,550	Limited Brands, Inc.	8,349,379
99,012	Marriott International, Inc.	7,952,644
39,212	O’Reilly Automotive, Inc.[a]	8,479,203
57,130	PVH Corporation	6,087,773
17,920	Ralph Lauren Corporation	2,356,480
80,512	Ross Stores, Inc.	8,482,744
77,669	Starwood Hotels & Resorts Worldwide, Inc.	6,485,361
63,746	Toll Brothers, Inc.[a]	2,507,768
47,095	Tractor Supply Company	4,005,901
18,055	Ulta Salon Cosmetics & Fragrance, Inc.[a]	2,723,597
53,623	Under Armour, Inc.[a]	4,330,057
72,541	VF Corporation	5,463,063

	Total	95,066,051

Consumer Staples (5.6%)
121,390	Hain Celestial Group, Inc.[a]	7,775,029
76,655	Monster Beverage Corporation[a]	10,608,669
67,634	United Natural Foods, Inc.[a]	5,210,523
23,147	Whole Foods Market, Inc.	1,205,496

	Total	24,799,717

Energy (3.0%)
78,891	Cameron International Corporation[a]	3,559,562
33,393	Concho Resources, Inc.[a]	3,870,917
33,596	HollyFrontier Corporation	1,352,911
35,573	SM Energy Company	1,838,413
127,729	Southwestern Energy Company[a,b]	2,962,035

	Total	13,583,838

Financials (8.6%)
44,694	Affiliated Managers Group, Inc.[a]	9,599,378
28,173	Ameriprise Financial, Inc.	3,686,155
63,995	Discover Financial Services	3,606,118
112,526	First Republic Bank	6,424,109
25,012	Intercontinental Exchange, Inc.	5,834,549
17,710	SVB Financial Group[a]	2,249,879
110,807	TD Ameritrade Holding Corporation	4,128,669
95,708	Zions Bancorporation	2,584,116

	Total	38,112,973

Health Care (18.2%)
29,913	Actavis plc[a]	8,902,707
68,644	AmerisourceBergen Corporation	7,802,763
75,962	BioMarin Pharmaceutical, Inc.[a]	9,466,384
111,303	Catamaran Corporation[a]	6,626,981
102,168	Cerner Corporation[a]	7,484,828
22,312	Cooper Companies, Inc.	4,181,715
151,130	Envision Healthcare Holdings, Inc.[a]	5,795,836
14,850	Mettler-Toledo International, Inc.[a]	4,880,452
94,560	Mylan NVa	5,612,136
47,101	Perrigo Company plc	7,797,571
60,521	Team Health Holdings, Inc.[a]	3,541,084
43,031	Teleflex, Inc.	5,199,436
14,703	Universal Health Services, Inc.	1,730,690
16,532	Vertex Pharmaceuticals, Inc.[a]	1,950,280

	Total	80,972,863

Industrials (14.2%)
52,002	B/E Aerospace, Inc.	3,308,367
28,716	Fastenal Company[b]	1,189,848

Shares	Common Stock (96.3%)	Value
Industrials (14.2%) - continued
114,432	Fortune Brands Home and Security, Inc.	$5,433,231
45,511	Graco, Inc.	3,284,074
55,882	JB Hunt Transport Services, Inc.	4,772,043
38,000	Manpower, Inc.	3,273,700
96,296	Nielsen NV	4,291,913
47,900	Old Dominion Freight Line, Inc.[a]	3,702,670
143,721	Robert Half International, Inc.	8,697,995
26,545	Roper Industries, Inc.	4,565,740
136,496	Southwest Airlines Company	6,046,773
76,996	Stericycle, Inc.[a]	10,812,548
44,594	United Rentals, Inc.[a]	4,065,189

	Total	63,444,091

Information Technology (20.7%)
101,710	Agilent Technologies, Inc.	4,226,050
159,291	Amphenol Corporation	9,387,019
56,412	ANSYS, Inc.[a]	4,974,974
79,200	ARM Holdings plc ADR	3,904,560
131,952	Ciena Corporation[a]	2,547,993
41,490	F5 Networks, Inc.[a]	4,768,861
215,912	Fortinet, Inc.[a]	7,546,124
65,254	Gartner, Inc.[a]	5,471,548
87,831	HomeAway, Inc.[a]	2,649,861
20,372	IAC/InterActiveCorporation	1,374,499
56,884	Imperva, Inc.[a]	2,428,947
50,726	Keysight Technologies, Inc.[a]	1,884,471
8,240	LinkedIn Corporation[a]	2,058,846
46,813	Nice Systems, Ltd. ADR	2,852,316
97,273	NVIDIA Corporation	2,035,438
111,968	NXP Semiconductors NVa	11,237,108
20,300	Palo Alto Networks, Inc.[a]	2,965,424
197,003	QLIK Technologies, Inc.[a]	6,132,703
74,011	ServiceNow, Inc.[a]	5,830,587
41,094	Skyworks Solutions, Inc.	4,039,129
50,477	Synopsys, Inc.[a]	2,338,095
9,360	Ultimate Software Group, Inc.[a]	1,590,779

	Total	92,245,332

Materials (2.8%)
44,417	Airgas, Inc.	4,713,088
30,701	Celanese Corporation	1,714,958
84,402	FMC Corporation	4,832,014
72,583	Silver Wheaton Corporation	1,380,529

	Total	12,640,589

Telecommunications Services (1.9%)
30,078	Level 3 Communications, Inc.[a]	1,619,399
58,526	SBA Communications Corporation[a]	6,853,395

	Total	8,472,794

	Total Common Stock (cost $288,152,389)	429,338,248

Shares	Collateral Held for Securities Loaned (1.0%)	Value
4,227,875	Thrivent Cash Management Trust	4,227,875

	Total Collateral Held for Securities Loaned (cost $4,227,875)	4,227,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

MID CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.8%)[c]	Value
	Thrivent Cash Management Trust
16,761,876	0.050%	$16,761,876

	Total Short-Term Investments (at amortized cost)	16,761,876

	Total Investments (cost $309,142,140) 101.1%	$450,327,999

	Other Assets and Liabilities, Net (1.1%)	(4,714,279)

	Total Net Assets 100.0%	$445,613,720

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$147,685,624
Gross unrealized depreciation	(6,499,765)

Net unrealized appreciation (depreciation)	$141,185,859

Cost for federal income tax purposes	$309,142,140

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	95,066,051	95,066,051	–	–
Consumer Staples	24,799,717	24,799,717	–	–
Energy	13,583,838	13,583,838	–	–
Financials	38,112,973	38,112,973	–	–
Health Care	80,972,863	80,972,863	–	–
Industrials	63,444,091	63,444,091	–	–
Information Technology	92,245,332	92,245,332	–	–
Materials	12,640,589	12,640,589	–	–
Telecommunications Services	8,472,794	8,472,794	–	–
Collateral Held for Securities Loaned	4,227,875	4,227,875	–	–
Short-Term Investments	16,761,876	16,761,876	–	–

Total	$450,327,999	$450,327,999	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$3,029,925	$12,569,477	$11,371,527	4,227,875	$4,227,875	$732
Cash Management Trust-Short Term Investment	19,034,912	22,407,418	24,680,454	16,761,876	16,761,876	2,871
Total Value and Income Earned	22,064,837				20,989,751	3,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

PARTNER MID CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (14.8%)
36,313	AMC Networks, Inc.[a]	$2,783,028
85,146	Best Buy Company, Inc.	3,217,667
95,649	Discovery Communications, Inc., Class Aa	2,942,163
39,915	Expedia, Inc.	3,757,199
32,977	Fossil, Inc.[a]	2,718,954
158,155	Gap, Inc.	6,852,856
41,661	GNC Holdings, Inc.	2,044,305
78,346	Kate Spade & Company[a]	2,615,973
15,463	Liberty Broadband Corporation[a]	875,206
105,674	Liberty Interactive Corporation[a]	3,084,624
68,249	Liberty Media Corporation[a]	2,607,112
187,428	MGM Resorts International[a]	3,941,611
18,869	Mohawk Industries, Inc.[a]	3,504,917
38,084	Scripps Networks Interactive, Inc.	2,611,039
312,695	Staples, Inc.	5,092,238
34,499	Starwood Hotels & Resorts Worldwide, Inc.	2,880,667
88,677	Toll Brothers, Inc.[a]	3,488,553
54,559	Urban Outfitters, Inc.[a]	2,490,618
83,584	Vista Outdoor, Inc.[a]	3,579,067

	Total	61,087,797

Consumer Staples (6.4%)
168,018	ConAgra Foods, Inc.	6,137,698
45,728	Energizer Holdings, Inc.	6,312,750
55,257	Molson Coors Brewing Company	4,113,884
147,528	Tyson Foods, Inc.	5,650,322
76,836	Whole Foods Market, Inc.	4,001,619

	Total	26,216,273

Energy (4.4%)
107,346	Devon Energy Corporation	6,474,037
26,471	Pioneer Natural Resources Company	4,328,273
248,595	Southwestern Energy Company[a]	5,764,918
141,381	Weatherford International, Ltd.[a]	1,738,987

	Total	18,306,215

Financials (27.1%)
94,839	Arthur J. Gallagher & Company	4,433,723
266,896	Brixmor Property Group, Inc.	7,086,089
187,011	Citizens Financial Group, Inc.	4,512,575
265,147	DDR Corporation	4,937,037
28,291	Everest Re Group, Ltd.	4,922,634
185,406	Fifth Third Bancorp	3,494,903
194,313	First Horizon National Corporation	2,776,733
251,739	Genworth Financial, Inc.[a]	1,840,212
645,475	Huntington Bancshares, Inc.	7,132,499
115,377	Invesco, Ltd.	4,579,313
136,852	Lincoln National Corporation	7,863,516
26,614	Mid-America Apartment Communities, Inc.	2,056,464
368,379	Navient Corporation	7,489,145
100,479	Principal Financial Group, Inc.	5,161,606
97,266	Raymond James Financial, Inc.	5,522,763
128,490	RLJ Lodging Trust	4,023,022
20,022	Signature Bank[a]	2,594,451
601,518	SLM Corporation[a]	5,582,087
219,113	Starwood Property Trust, Inc.	5,324,446
61,046	Unum Group	2,059,082
80,008	Validus Holdings, Ltd.	3,368,337
88,824	Voya Financial, Inc.	3,829,203
132,813	XL Group plc	4,887,518
217,567	Zions Bancorporation	5,874,309

	Total	111,351,667

Shares	Common Stock (95.8%)	Value
Health Care (9.9%)
253,810	Allscripts Healthcare Solutions, Inc.[a]	$3,035,568
61,717	Cardinal Health, Inc.	5,571,194
57,967	CIGNA Corporation	7,503,249
50,820	Endo International plc[a]	4,558,554
90,724	Envision Healthcare Holdings, Inc.[a]	3,479,265
39,383	HCA Holdings, Inc.[a]	2,962,783
41,338	Laboratory Corporation of America Holdings[a]	5,212,308
46,875	Mylan NVa	2,782,031
48,899	Zimmer Holdings, Inc.	5,746,610

	Total	40,851,562

Industrials (10.2%)
62,370	Armstrong World Industries, Inc.[a]	3,584,404
117,152	Fortune Brands Home and Security, Inc.	5,562,377
235,416	Hertz Global Holdings, Inc.[a]	5,103,819
43,639	Jacobs Engineering Group, Inc.[a]	1,970,737
39,023	Kansas City Southern	3,983,468
43,802	Kirby Corporation[a]	3,287,340
29,991	Orbital ATK, Inc.	2,298,210
151,985	Terex Corporation	4,041,281
106,569	Textron, Inc.	4,724,204
55,752	Triumph Group, Inc.	3,329,510
63,137	United Continental Holdings, Inc.[a]	4,245,963

	Total	42,131,313

Information Technology (12.3%)
120,977	Altera Corporation	5,191,123
48,979	AOL, Inc.[a]	1,940,058
400,772	Atmel Corporation	3,298,354
145,855	Broadcom Corporation	6,314,792
341,932	Brocade Communications Systems, Inc.	4,057,023
29,749	Check Point Software Technologies, Ltd.[a]	2,438,526
54,789	Citrix Systems, Inc.[a]	3,499,373
55,737	Informatica Corporation[a]	2,444,346
138,245	Juniper Networks, Inc.	3,121,572
98,711	Maxim Integrated Products, Inc.	3,436,130
162,001	Pandora Media, Inc.[a]	2,626,036
54,819	VMware, Inc.[a]	4,495,706
21,508	WEX, Inc.[a]	2,309,099
415,737	Xerox Corporation	5,342,221

	Total	50,514,359

Materials (4.3%)
99,888	Axalta Coating Systems, Ltd.[a]	2,758,907
10,862	Carpenter Technology Corporation	422,314
52,138	Celanese Corporation	2,912,429
16,151	CF Industries Holdings, Inc.	4,581,716
54,617	Packaging Corporation of America	4,270,503
21,565	Reliance Steel & Aluminum Company	1,317,190
16,501	Valspar Corporation	1,386,579

	Total	17,649,638

Utilities (6.4%)
180,117	FirstEnergy Corporation	6,314,902
136,564	NRG Energy, Inc.	3,440,047
94,111	PG&E Corporation	4,994,471
68,408	SCANA Corporation	3,761,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

PARTNER MID CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Utilities (6.4%) - continued
72,958	Sempra Energy	$7,953,881

	Total	26,465,057

	Total Common Stock (cost $338,490,377)	394,573,881

Shares or Principal Amount	Short-Term Investments (3.4%)[b]	Value
	Thrivent Cash Management Trust
13,877,031	0.050%	13,877,031

	Total Short-Term Investments (at amortized cost)	13,877,031

	Total Investments (cost $352,367,408) 99.2%	$408,450,912

	Other Assets and Liabilities, Net 0.8%	3,216,135

	Total Net Assets 100.0%	$411,667,047

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$63,901,989
Gross unrealized depreciation	(7,818,485)

Net unrealized appreciation (depreciation)	$56,083,504

Cost for federal income tax purposes	$352,367,408

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	61,087,797	61,087,797	–	–
Consumer Staples	26,216,273	26,216,273	–	–
Energy	18,306,215	18,306,215	–	–
Financials	111,351,667	111,351,667	–	–
Health Care	40,851,562	40,851,562	–	–
Industrials	42,131,313	42,131,313	–	–
Information Technology	50,514,359	50,514,359	–	–
Materials	17,649,638	17,649,638	–	–
Utilities	26,465,057	26,465,057	–	–
Short-Term Investments	13,877,031	13,877,031	–	–

Total	$408,450,912	$408,450,912	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Short Term Investment	$20,179,241	$27,816,513	$34,118,723	13,877,031	$13,877,031	$2,118
Total Value and Income Earned	20,179,241				13,877,031	2,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (8.4%)
157,950	Cheesecake Factory, Inc.	$7,791,673
250,100	DISH Network Corporation[a]	17,522,006
83,800	Harman International Industries, Inc.	11,198,194
139,600	Scripps Networks Interactive, Inc.	9,570,976
311,700	Time, Inc.	6,994,548
295,600	Toll Brothers, Inc.[a]	11,628,904

	Total	64,706,301

Consumer Staples (4.4%)
112,050	Ingredion, Inc.	8,719,731
84,000	Keurig Green Mountain, Inc.	9,385,320
100,750	Molson Coors Brewing Company	7,500,837
95,600	TreeHouse Foods, Inc.[a]	8,127,912

	Total	33,733,800

Energy (4.3%)
35,850	Cameron International Corporation[a]	1,617,552
21,100	Cimarex Energy Company	2,428,399
123,950	Denbury Resources, Inc.[b]	903,596
18,150	Dril-Quip, Inc.[a]	1,241,278
15,950	Energen Corporation	1,052,700
29,550	Ensco plc	622,618
17,720	EQT Corporation	1,468,456
17,600	Gulfport Energy Corporation[a]	808,016
75,050	Helix Energy Solutions Group, Inc.[a]	1,122,748
48,050	HollyFrontier Corporation	1,934,974
26,000	National Oilwell Varco, Inc.	1,299,740
43,350	Newfield Exploration Company[a]	1,521,152
40,850	Noble Energy, Inc.	1,997,565
32,100	Oceaneering International, Inc.	1,731,153
28,650	Oil States International, Inc.[a]	1,139,411
62,450	Patterson-UTI Energy, Inc.	1,172,499
46,550	Rowan Companies plc	824,400
27,150	SM Energy Company	1,403,112
107,600	Superior Energy Services, Inc.	2,403,784
13,300	Tesoro Corporation	1,214,157
88,650	Weatherford International, Ltd.[a]	1,090,395
26,800	Western Refining, Inc.	1,323,652
28,800	Whiting Petroleum Corporation[a]	889,920
38,550	World Fuel Services Corporation	2,215,854

	Total	33,427,131

Financials (22.3%)
306,700	Brixmor Property Group, Inc.	8,142,885
99,900	Camden Property Trust	7,805,187
109,050	Digital Realty Trust, Inc.	7,192,938
458,000	Duke Realty Corporation	9,970,660
233,100	First Republic Bank	13,307,679
248,370	HCC Insurance Holdings, Inc.	14,075,128
557,748	Host Hotels & Resorts, Inc.	11,255,355
1,636,300	Huntington Bancshares, Inc.	18,081,115
731,350	KeyCorp	10,355,916
278,574	Lazard, Ltd.	14,650,207
91,500	M&T Bank Corporation	11,620,500
369,300	NASDAQ OMX Group, Inc.	18,812,142
202,333	Northern Trust Corporation	14,092,493
474,572	Zions Bancorporation	12,813,444

	Total	172,175,649

Health Care (15.5%)
238,700	Acorda Therapeutics, Inc.[a]	7,943,936
598,700	Allscripts Healthcare Solutions, Inc.[a]	7,160,452
83,682	C.R. Bard, Inc.	14,004,183
242,800	Centene Corporation[a]	17,163,532
55,800	Edwards Lifesciences Corporation[a]	7,949,268
423,300	Hologic, Inc.[a]	13,979,482

Shares	Common Stock (93.0%)	Value
Health Care (15.5%) - continued
77,500	Illumina, Inc.[a]	$14,387,100
27,250	Mallinckrodt, LLC[a]	3,451,213
58,800	Medivation, Inc.[a]	7,589,316
128,900	Universal Health Services, Inc.	15,172,819
90,450	Waters Corporation[a]	11,244,744

	Total	120,046,045

Industrials (15.2%)
476,594	ADT Corporation[b]	19,788,183
165,200	Flowserve Corporation	9,332,148
94,850	Huntington Ingalls Industries, Inc.	13,293,227
102,958	Manpower, Inc.	8,869,832
365,584	Oshkosh Corporation	17,836,843
109,832	Parker Hannifin Corporation	13,045,845
539,050	Southwest Airlines Company	23,879,915
90,900	WABCO Holdings, Inc.[a]	11,169,792

	Total	117,215,785

Information Technology (18.9%)
89,750	Alliance Data Systems Corporation[a]	26,588,438
940,933	Applied Materials, Inc.	21,227,448
171,904	eBay, Inc.[a]	9,915,423
426,382	Juniper Networks, Inc.	9,627,706
323,300	NetApp, Inc.	11,464,218
1,152,516	NVIDIA Corporation	24,116,397
287,300	Progress Software Corporation[a]	7,805,941
156,750	Rackspace Hosting, Inc.[a]	8,086,733
222,750	Red Hat, Inc.[a]	16,873,312
565,972	Teradyne, Inc.	10,668,572

	Total	146,374,188

Materials (2.6%)
291,150	Owens-Illinois, Inc.[a]	6,789,618
676,450	Steel Dynamics, Inc.	13,596,645

	Total	20,386,263

Utilities (1.4%)
262,250	Public Service Enterprise Group, Inc.	10,993,520

	Total	10,993,520

	Total Common Stock (cost $518,111,425)	719,058,682

Shares	Collateral Held for Securities Loaned (2.7%)	Value
21,242,850	Thrivent Cash Management Trust	21,242,850

	Total Collateral Held for Securities Loaned (cost $21,242,850)	21,242,850

Shares or Principal Amount	Short-Term Investments (7.0%)[c]	Value
	Thrivent Cash Management Trust
54,107,969	0.050%	54,107,969

	Total Short-Term Investments (at amortized cost)	54,107,969

	Total Investments (cost $593,462,244) 102.7%	$794,409,501

	Other Assets and Liabilities, Net (2.7%)	(21,211,230)

	Total Net Assets 100.0%	$773,198,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$214,887,670
Gross unrealized depreciation	(13,940,413)

Net unrealized appreciation (depreciation)	$200,947,257

Cost for federal income tax purposes	$593,462,244

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,706,301	64,706,301	–	–
Consumer Staples	33,733,800	33,733,800	–	–
Energy	33,427,131	33,427,131	–	–
Financials	172,175,649	172,175,649	–	–
Health Care	120,046,045	120,046,045	–	–
Industrials	117,215,785	117,215,785	–	–
Information Technology	146,374,188	146,374,188	–	–
Materials	20,386,263	20,386,263	–	–
Utilities	10,993,520	10,993,520	–	–
Collateral Held for Securities Loaned	21,242,850	21,242,850	–	–
Short-Term Investments	54,107,969	54,107,969	–	–

Total	$794,409,501	$794,409,501	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$29,599,525	$60,962,101	$69,318,776	21,242,850	$21,242,850	$14,689
Cash Management Trust-Short Term Investment	38,432,404	22,446,561	6,770,996	54,107,969	54,107,969	7,182
Total Value and Income Earned	68,031,929				75,350,819	21,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (81.6%)	Value
Consumer Discretionary (11.2%)
5,100	Aaron’s, Inc.	$144,381
5,600	Abercrombie & Fitch Company	123,424
5,800	Advance Auto Parts, Inc.	868,202
4,700	AMC Networks, Inc.[a]	360,208
13,930	American Eagle Outfitters, Inc.[b]	237,924
3,600	ANN, Inc.[a]	147,708
7,600	Apollo Group, Inc.[a]	143,792
10,400	Ascena Retail Group, Inc.[a]	150,904
4,200	Big Lots, Inc.	201,726
5,005	Brinker International, Inc.	308,108
7,350	Brunswick Corporation	378,157
1,490	Buffalo Wild Wings, Inc.[a]	270,048
3,800	Cabela’s, Inc.[a,b]	212,724
4,150	Carter’s, Inc.	383,750
3,600	Cheesecake Factory, Inc.	177,588
12,200	Chico’s FAS, Inc.	215,818
8,250	Cinemark Holdings, Inc.	371,828
6,050	CST Brands, Inc.	265,172
13,200	Dana Holding Corporation	279,312
2,700	Deckers Outdoor Corporation[a]	196,749
4,450	DeVry Education Group, Inc.	148,452
7,750	Dick’s Sporting Goods, Inc.	441,672
4,400	Domino’s Pizza, Inc.	442,420
5,750	DreamWorks Animation SKG, Inc.[a,b]	139,150
11,250	Foot Locker, Inc.	708,750
23,540	Gentex Corporation	430,782
300	Graham Holdings Company	314,889
5,000	Guess ?, Inc.	92,950
2,550	HSN, Inc.	173,987
19,700	International Game Technology	342,977
2,170	International Speedway Corporation	70,764
24,000	J.C. Penney Company, Inc.[a,b]	201,840
14,200	Jarden Corporation[a]	751,180
3,650	John Wiley and Sons, Inc.	223,161
10,000	Kate Spade & Company[a]	333,900
7,200	KB Home[b]	112,464
2,850	Life Time Fitness, Inc.[a]	202,236
11,500	Live Nation Entertainment, Inc.[a]	290,145
24,150	LKQ Corporation[a]	617,274
3,100	M.D.C. Holdings, Inc.	88,350
2,850	Meredith Corporation	158,944
3,400	Murphy USA, Inc.[a]	246,058
10,500	New York Times Company	144,480
300	NVR, Inc.[a]	398,598
39,050	Office Depot, Inc.[a]	359,260
2,000	Panera Bread Company[a,b]	319,990
4,850	Polaris Industries, Inc.	684,335
4,200	Rent-A-Center, Inc.	115,248
16,200	Service Corporation International	422,010
6,350	Signet Jewelers, Ltd.	881,317
4,820	Sotheby’s Holdings, Inc.[b]	203,693
4,800	Tempur-Pedic International, Inc.[a]	277,152
3,700	Thor Industries, Inc.	233,877
8,600	Time, Inc.	192,984
12,650	Toll Brothers, Inc.[a]	497,651
3,900	Tupperware Brands Corporation	269,178
5,000	Vista Outdoor, Inc.[a]	214,100
21,864	Wendy’s Company	238,318
6,830	Williams-Sonoma, Inc.	544,419

	Total	17,966,478

Consumer Staples (3.3%)
35,040	Avon Products, Inc.[b]	279,970
700	Boston Beer Company, Inc.[a]	187,180
10,470	Church & Dwight Company, Inc.	894,347
7,400	Dean Foods Company	122,322

Shares	Common Stock (81.6%)	Value
Consumer Staples (3.3%) - continued
4,850	Energizer Holdings, Inc.	$669,542
14,625	Flowers Foods, Inc.	332,573
8,000	Hain Celestial Group, Inc.[a]	512,400
5,650	Ingredion, Inc.	439,683
1,540	Lancaster Colony Corporation	146,562
4,100	Post Holdings, Inc.[a]	192,044
16,400	SUPERVALU, Inc.[a]	190,732
1,651	Tootsie Roll Industries, Inc.[b]	56,002
3,400	TreeHouse Foods, Inc.[a]	289,068
3,900	United Natural Foods, Inc.[a]	300,456
13,850	WhiteWave Foods Company[a]	614,109

	Total	5,226,990

Energy (3.6%)
4,800	Atwood Oceanics, Inc.	134,928
24,850	California Resources Corporation	189,109
27,930	Denbury Resources, Inc.[b]	203,610
6,050	Dresser-Rand Group, Inc.[a]	486,117
3,100	Dril-Quip, Inc.[a]	212,009
5,800	Energen Corporation	382,800
6,850	Gulfport Energy Corporation[a]	314,483
7,850	Helix Energy Solutions Group, Inc.[a]	117,436
15,540	HollyFrontier Corporation	625,796
23,160	Nabors Industries, Ltd.	316,134
8,000	Oceaneering International, Inc.	431,440
4,100	Oil States International, Inc.[a]	163,057
11,650	Patterson-UTI Energy, Inc.	218,729
22,050	Peabody Energy Corporation[b]	108,486
5,950	Rosetta Resources, Inc.[a]	101,269
9,850	Rowan Companies plc	174,443
5,350	SM Energy Company	276,488
12,050	Superior Energy Services, Inc.	269,197
3,850	Tidewater, Inc.[b]	73,689
3,650	Unit Corporation[a]	102,127
5,650	Western Refining, Inc.	279,053
5,700	World Fuel Services Corporation	327,636
16,350	WPX Energy, Inc.[a]	178,706

	Total	5,686,742

Financials (19.2%)
3,610	Alexander & Baldwin, Inc.	155,880
5,700	Alexandria Real Estate Equities, Inc.	558,828
1,300	Alleghany Corporation[a]	633,100
8,900	American Campus Communities, Inc.	381,543
5,785	American Financial Group, Inc.	371,108
13,100	Arthur J. Gallagher & Company	612,425
4,900	Aspen Insurance Holdings, Ltd.	231,427
11,943	Associated Banc-Corp	222,140
6,750	BancorpSouth, Inc.	156,735
3,450	Bank of Hawaii Corporation[b]	211,174
16,000	BioMed Realty Trust, Inc.	362,560
9,300	Brown & Brown, Inc.	307,923
6,850	Camden Property Trust	535,191
5,900	Cathay General Bancorp	167,855
6,600	CBOE Holdings, Inc.	378,873
3,770	City National Corporation	335,832
6,589	Commerce Bancshares, Inc.	278,846
7,350	Corporate Office Properties Trust	215,943
9,270	Corrections Corporation of America	373,210
4,350	Cullen/Frost Bankers, Inc.	300,498
27,450	Duke Realty Corporation	597,586
11,400	East West Bancorp, Inc.	461,244
9,350	Eaton Vance Corporation	389,334
6,100	Equity One, Inc.	162,809
3,560	Everest Re Group, Ltd.	619,440
8,800	Extra Space Storage, Inc.	594,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (81.6%)	Value
Financials (19.2%) - continued
5,400	Federal Realty Investment Trust	$794,934
7,550	Federated Investors, Inc.	255,869
8,550	First American Financial Corporation	305,064
18,650	First Horizon National Corporation	266,508
28,200	First Niagara Financial Group, Inc.	249,288
13,198	FirstMerit Corporation	251,554
14,300	Fulton Financial Corporation	176,462
6,400	Hancock Holding Company	191,104
3,520	Hanover Insurance Group, Inc.	255,482
7,700	HCC Insurance Holdings, Inc.	436,359
7,400	Highwoods Properties, Inc.	338,772
4,550	Home Properties, Inc.	315,270
12,000	Hospitality Properties Trust	395,880
4,550	International Bancshares Corporation	118,437
11,750	Janus Capital Group, Inc.	201,982
3,500	Jones Lang LaSalle, Inc.	596,400
3,950	Kemper Corporation	153,892
6,850	Kilroy Realty Corporation	521,764
6,350	Lamar Advertising Company	376,364
9,000	LaSalle Hotel Properties	349,740
11,800	Liberty Property Trust	421,260
6,650	Mack-Cali Realty Corporation	128,212
2,900	Mercury General Corporation	167,475
5,950	Mid-America Apartment Communities, Inc.	459,757
8,950	MSCI, Inc.	548,725
10,500	National Retail Properties, Inc.	430,185
35,311	New York Community Bancorp, Inc.[b]	590,753
19,250	Old Republic International Corporation	287,595
11,000	Omega Healthcare Investors, Inc.	446,270
7,700	PacWest Bancorp	361,053
3,157	Potlatch Corporation	126,406
4,200	Primerica, Inc.	213,780
4,800	Prosperity Bancshares, Inc.	251,904
10,125	Raymond James Financial, Inc.	574,897
10,062	Rayonier, Inc. REIT	271,272
17,900	Realty Income Corporation	923,640
7,450	Regency Centers Corporation	506,898
5,500	Reinsurance Group of America, Inc.	512,545
3,600	RenaissanceRe Holdings, Ltd.	359,028
10,290	SEI Investments Company	453,686
18,700	Senior Housing Property Trust	414,953
4,000	Signature Bank[a]	518,320
33,700	SLM Corporation[a]	312,736
3,300	StanCorp Financial Group, Inc.	226,380
5,200	Stifel Financial Corporation[a]	289,900
3,980	SVB Financial Group[a]	505,619
10,800	Synovus Financial Corporation	302,508
7,500	Tanger Factory Outlet Centers, Inc.	263,775
4,950	Taubman Centers, Inc.	381,794
13,070	TCF Financial Corporation	205,460
5,350	Trustmark Corporation	129,898
20,603	UDR, Inc.	701,120
17,600	Umpqua Holdings Corporation	302,368
6,900	Urban Edge Properties	163,530
17,534	Valley National Bancorp[b]	165,521
7,975	W.R. Berkley Corporation	402,817
6,640	Waddell & Reed Financial, Inc.	328,946
7,827	Washington Federal, Inc.	170,668
7,180	Webster Financial Corporation	266,019
8,950	Weingarten Realty Investors	322,021
14,700	WP Glimcher, Inc.	244,461

	Total	30,821,400

Shares	Common Stock (81.6%)	Value
Health Care (7.6%)
5,800	Akorn, Inc.[a]	$275,558
5,750	Align Technology, Inc.[a]	309,264
13,500	Allscripts Healthcare Solutions, Inc.[a]	161,460
1,600	Bio-Rad Laboratories, Inc.[a]	216,288
2,950	Bio-Techne Corporation	295,855
9,400	Centene Corporation[a]	664,486
3,750	Charles River Laboratories International, Inc.[a]	297,337
9,266	Community Health Systems, Inc.[a]	484,426
3,750	Cooper Companies, Inc.	702,825
3,700	Halyard Health, Inc.[a]	182,040
6,130	Health Net, Inc.[a]	370,804
4,500	Hill-Rom Holdings, Inc.	220,500
6,950	HMS Holdings Corporation[a]	107,378
19,350	Hologic, Inc.[a]	639,034
3,700	IDEXX Laboratories, Inc.[a]	571,576
3,500	LifePoint Hospitals, Inc.[a]	257,075
7,750	Mednax, Inc.[a]	561,952
2,250	Mettler-Toledo International, Inc.[a]	739,462
7,720	Omnicare, Inc.	594,903
5,000	Owens & Minor, Inc.	169,200
11,150	ResMed, Inc.[b]	800,347
5,050	Salix Pharmaceuticals, Ltd.[a]	872,691
4,400	Sirona Dental Systems, Inc.[a]	395,956
4,650	STERIS Corporation[b]	326,755
3,240	Teleflex, Inc.	391,489
4,350	Thoratec Corporation[a]	182,222
3,700	United Therapeutics Corporation[a]	638,010
6,600	VCA Antech, Inc.[a]	361,812
3,450	Wellcare Health Plans, Inc.[a]	315,537

	Total	12,106,242

Industrials (13.0%)
5,900	A.O. Smith Corporation	387,394
3,400	Acuity Brands, Inc.	571,744
12,350	AECOM[a]	380,627
6,430	AGCO Corporation[b]	306,325
10,460	Alaska Air Group, Inc.	692,243
8,400	B/E Aerospace, Inc.	534,408
5,090	Carlisle Companies, Inc.	471,487
3,900	CLARCOR, Inc.	257,634
4,300	Clean Harbors, Inc.[a,b]	244,154
4,530	Con-way, Inc.	199,909
9,050	Copart, Inc.[a]	340,008
2,650	Corporate Executive Board Company	211,629
3,850	Crane Company	240,278
3,900	Deluxe Corporation	270,192
10,100	Donaldson Company, Inc.	380,871
2,500	Esterline Technologies Corporation[a]	286,050
14,850	Exelis, Inc.	361,895
12,650	Fortune Brands Home and Security, Inc.	600,622
3,200	FTI Consulting, Inc.[a]	119,872
3,470	GATX Corporation	201,191
4,050	Genesee & Wyoming, Inc.[a]	390,582
4,700	Graco, Inc.	339,152
2,810	Granite Construction, Inc.	98,743
6,300	Harsco Corporation	108,738
4,740	Herman Miller, Inc.	131,582
3,530	HNI Corporation	194,750
4,230	Hubbell, Inc.	463,693
3,801	Huntington Ingalls Industries, Inc.	532,710
6,200	IDEX Corporation	470,146
7,250	ITT Corporation	289,347
7,240	JB Hunt Transport Services, Inc.	618,260
20,675	JetBlue Airways Corporation[a,b]	397,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (81.6%)	Value
Industrials (13.0%) - continued
11,550	KBR, Inc.	$167,244
6,240	Kennametal, Inc.	210,226
4,450	Kirby Corporation[a]	333,973
4,175	KLX, Inc.[a]	160,905
3,500	Landstar System, Inc.	232,050
3,350	Lennox International, Inc.	374,162
6,200	Lincoln Electric Holdings, Inc.	405,418
6,220	Manpower, Inc.	535,853
2,450	Mine Safety Appliances Company	122,206
3,950	MSC Industrial Direct Company, Inc.	285,190
4,580	Nordson Corporation	358,797
8,500	NOW, Inc.[a,b]	183,940
5,350	Old Dominion Freight Line, Inc.[a]	413,555
4,710	Orbital ATK, Inc.	360,927
6,250	Oshkosh Corporation	304,937
15,900	R.R. Donnelley & Sons Company	305,121
3,500	Regal-Beloit Corporation	279,720
7,658	Rollins, Inc.	189,382
3,210	SPX Corporation	272,529
2,900	Teledyne Technologies, Inc.[a]	309,517
8,500	Terex Corporation	226,015
5,950	Timken Company	250,733
5,500	Towers Watson & Company	727,018
12,340	Trinity Industries, Inc.	438,193
4,000	Triumph Group, Inc.	238,880
1,950	Valmont Industries, Inc.[b]	239,616
7,700	Wabtec Corporation	731,577
9,850	Waste Connections, Inc.	474,179
2,100	Watsco, Inc.	263,970
3,500	Werner Enterprises, Inc.	109,935
4,600	Woodward, Inc.	234,646

	Total	20,834,644

Information Technology (13.8%)
8,350	3D Systems Corporation[a,b]	228,957
9,160	ACI Worldwide, Inc.[a]	198,406
6,140	Acxiom Corporation[a]	113,529
50,250	Advanced Micro Devices, Inc.[a,b]	134,670
3,550	Advent Software, Inc.	156,591
7,200	ANSYS, Inc.[a]	634,968
6,200	AOL, Inc.[a]	245,582
10,500	Arris Group, Inc.[a]	303,397
7,570	Arrow Electronics, Inc.[a]	462,905
33,220	Atmel Corporation	273,401
10,820	Avnet, Inc.	481,490
3,350	Belden, Inc.	313,426
9,550	Broadridge Financial Solutions, Inc.	525,346
23,130	Cadence Design Systems, Inc.[a]	426,517
12,750	CDK Global, Inc.	596,190
8,550	Ciena Corporation[a]	165,101
6,800	Cognex Corporation[a]	337,212
3,400	CommVault Systems, Inc.[a]	148,580
7,850	Convergys Corporation	179,529
7,150	CoreLogic, Inc.[a]	252,180
8,850	Cree, Inc.[a,b]	314,087
25,300	Cypress Semiconductor Corporation	356,983
5,130	Diebold, Inc.	181,910
2,310	DST Systems, Inc.	255,740
3,050	FactSet Research Systems, Inc.	485,560
2,500	Fair Isaac Corporation	221,800
9,350	Fairchild Semiconductor International, Inc.[a]	169,983
3,250	FEI Company	248,105
11,250	Fortinet, Inc.[a]	393,188
6,900	Gartner, Inc.[a]	578,565
5,250	Global Payments, Inc.	481,320

Shares	Common Stock (81.6%)	Value
Information Technology (13.8%) - continued
8,650	Informatica Corporation[a]	$379,346
12,350	Ingram Micro, Inc.[a]	310,232
11,800	Integrated Device Technology, Inc.[a]	236,236
2,950	InterDigital, Inc.	149,683
10,400	Intersil Corporation	148,928
2,750	IPG Photonics Corporation[a,b]	254,925
3,050	Itron, Inc.[a]	111,355
15,450	Jabil Circuit, Inc.	361,221
6,460	Jack Henry & Associates, Inc.	451,489
18,600	JDS Uniphase Corporation[a]	244,032
13,400	Keysight Technologies, Inc.[a]	497,810
6,750	Knowles Corporation[a,b]	130,073
4,875	Leidos Holdings, Inc.	204,555
4,800	Lexmark International, Inc.	203,232
5,200	MAXIMUS, Inc.	347,152
7,770	Mentor Graphics Corporation	186,713
8,012	National Instruments Corporation	256,704
13,400	NCR Corporation[a]	395,434
4,400	NeuStar, Inc.[a,b]	108,328
3,340	Plantronics, Inc.	176,853
10,690	Polycom, Inc.[a]	143,246
9,100	PTC, Inc.[a]	329,147
11,697	Qorvo, Inc.	932,251
9,300	Rackspace Hosting, Inc.[a]	479,787
12,350	Riverbed Technology, Inc.[a]	258,239
7,340	Rovi Corporation[a]	133,661
3,164	Science Applications International Corporation	162,471
5,290	Semtech Corporation[a]	140,952
3,100	Silicon Laboratories, Inc.[a]	157,387
5,250	Solarwinds, Inc.[a]	269,010
5,350	Solera Holdings, Inc.	276,381
20,150	SunEdison, Inc.[a,b]	483,600
12,180	Synopsys, Inc.[a]	564,178
2,980	Tech Data Corporation[a]	172,155
17,350	Teradyne, Inc.	327,047
20,650	Trimble Navigation, Ltd.[a]	520,380
2,600	Tyler Technologies, Inc.[a]	313,378
2,200	Ultimate Software Group, Inc.[a]	373,901
9,100	VeriFone Systems, Inc.[a]	317,499
10,770	Vishay Intertechnology, Inc.	148,841
3,000	WEX, Inc.[a]	322,080
3,950	Zebra Technologies Corporation[a]	358,324

	Total	22,203,434

Materials (6.1%)
8,920	Albemarle Corporation	471,333
5,000	AptarGroup, Inc.	317,600
5,050	Ashland, Inc.	642,915
7,800	Bemis Company, Inc.	361,218
5,040	Cabot Corporation	226,800
4,150	Carpenter Technology Corporation	161,352
12,350	Cliffs Natural Resources, Inc.[b]	59,404
9,300	Commercial Metals Company	150,567
2,600	Compass Minerals International, Inc.	242,346
5,620	Cytec Industries, Inc.	303,705
5,050	Domtar Corporation	233,411
4,000	Eagle Materials, Inc.	334,240
2,600	Greif, Inc.	102,102
11,300	Louisiana-Pacific Corporation[a]	186,563
2,710	Minerals Technologies, Inc.	198,101
850	NewMarket Corporation	406,130
6,150	Olin Corporation	197,046
7,800	Packaging Corporation of America	609,882
7,150	PolyOne Corporation	267,052
6,150	Reliance Steel & Aluminum Company	375,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (81.6%)	Value
Materials (6.1%) - continued
11,100	Rock-Tenn Company	$715,950
5,150	Royal Gold, Inc.	325,017
10,650	RPM International, Inc.	511,094
3,450	Scotts Miracle-Gro Company	231,737
3,780	Sensient Technologies Corporation	260,366
3,400	Silgan Holdings, Inc.	197,642
7,930	Sonoco Products Company	360,498
19,350	Steel Dynamics, Inc.	388,935
3,000	Timkensteel Corporation	79,410
11,550	United States Steel Corporation[b]	281,820
6,010	Valspar Corporation	505,020
4,050	Worthington Industries, Inc.	107,770

	Total	9,812,668

Telecommunications Services (0.1%)
7,795	Telephone & Data Systems, Inc.	194,095

	Total	194,095

Utilities (3.7%)
8,850	Alliant Energy Corporation	557,550
14,032	Aqua America, Inc.	369,743
7,950	Atmos Energy Corporation	439,635
3,500	Black Hills Corporation	176,540
4,800	Cleco Corporation	261,696
12,313	Great Plains Energy, Inc.	328,511
8,130	Hawaiian Electric Industries, Inc.	261,136
3,930	IDACORP, Inc.	247,079
15,475	MDU Resources Group, Inc.	330,236
6,650	National Fuel Gas Company	401,194
15,880	OGE Energy Corporation	501,967
4,100	ONE Gas, Inc.	177,243
6,325	PNM Resources, Inc.	184,690
13,900	Questar Corporation	331,654
13,800	UGI Corporation	449,742
6,540	Vectren Corporation	288,676
10,520	Westar Energy, Inc.	407,755
3,910	WGL Holdings, Inc.	220,524

	Total	5,935,571

	Total Common Stock (cost $85,374,800)	130,788,264

Shares	Collateral Held for Securities Loaned (4.7%)	Value
7,602,506	Thrivent Cash Management Trust	7,602,506

	Total Collateral Held for Securities Loaned (cost $7,602,506)	7,602,506

Shares or Principal Amount	Short-Term Investments (18.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.160%, 4/6/2015[d]	99,998
800,000	0.091%, 4/24/2015[d]	799,954
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.064%, 6/19/2015[d]	999,859

Shares or Principal Amount	Short-Term Investments (18.4%)[c]	Value
	Thrivent Cash Management Trust
27,668,605	0.050%	$27,668,605

	Total Short-Term Investments (at amortized cost)	29,568,416

	Total Investments (cost $122,545,722) 104.7%	$167,959,186

	Other Assets and Liabilities, Net (4.7%)	(7,595,763)

	Total Net Assets 100.0%	$160,363,423

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2015, $1,399,881 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,276,142
Gross unrealized depreciation	(3,862,678)

Net unrealized appreciation (depreciation)	$45,413,464

Cost for federal income tax purposes	$122,545,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,966,478	17,966,478	–	–
Consumer Staples	5,226,990	5,226,990	–	–
Energy	5,686,742	5,686,742	–	–
Financials	30,821,400	30,821,400	–	–
Health Care	12,106,242	12,106,242	–	–
Industrials	20,834,644	20,834,644	–	–
Information Technology	22,203,434	22,203,434	–	–
Materials	9,812,668	9,812,668	–	–
Telecommunications Services	194,095	194,095	–	–
Utilities	5,935,571	5,935,571	–	–
Collateral Held for Securities Loaned	7,602,506	7,602,506	–	–
Short-Term Investments	29,568,416	27,668,605	1,899,811	–

Total	$167,959,186	$166,059,375	$1,899,811	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	429,764	429,764	–	–

Total Asset Derivatives	$429,764	$429,764	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	193	June 2015	$28,902,376	$29,332,140	$429,764
Total Futures Contracts					$429,764

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$5,801,543	$11,378,950	$9,577,987	7,602,506	$7,602,506	$14,513
Cash Management Trust-Short Term Investment	16,844,745	15,994,810	5,170,950	27,668,605	27,668,605	3,153
Total Value and Income Earned	22,646,288				35,271,111	17,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
Australia (2.8%)
18,304	Abacus Property Group	$40,536
2,800	Abacus Property Group Rights[a,b]	187
355,361	BHP Billiton, Ltd.	8,260,017
31,122	BT Investment Management, Ltd.	216,980
148,346	Cabcharge Australia, Ltd.	521,798
38,798	Caltex Australia, Ltd.	1,029,675
69,958	Charter Hall Group	270,871
1,248,466	CSR, Ltd.	3,816,359
62,418	Domino’s Pizza Enterprises, Ltd.	1,760,497
408,271	Downer EDI, Ltd.	1,384,055
625,320	Echo Entertainment Group, Ltd.	2,145,142
46,656	Genworth Mortgage Insurance Australia, Ltd.	116,688
22,213	GUD Holdings, Ltd.	138,989
2,153,575	Incitec Pivot, Ltd.	6,651,851
246,880	Independence Group NL	980,227
239,160	M2 Telecommunications Group, Ltd.	1,843,192
67,941	Macquarie Group, Ltd.	3,949,165
23,321	Magellan Financial Group, Ltd.	347,375
87,302	National Australia Bank, Ltd.	2,555,703
443,935	Northern Star Resources, Ltd.	767,447
295,606	Nufarm, Ltd.	1,491,630
34,883	OZ Minerals, Ltd.	104,019
43,617	Premier Investments, Ltd.	424,423
94,518	Ramsay Health Care, Ltd.	4,825,675
71,627	RCR Tomlinson, Ltd.	108,864
33,053	Shopping Centres Australasia Property Group	50,734
1,098,784	Sigma Pharmaceuticals, Ltd.	742,470
97,417	Sirtex Medical, Ltd.	1,536,914
51,733	Slater & Gordon, Ltd.[a]	297,519
34,488	Slater & Gordon, Ltd. Rights[a,b]	3

	Total	46,379,005

Austria (0.8%)
169,150	AMS AG	8,076,206
13,895	Austria Technologie & Systemtechnik AG	217,852
52,266	CA Immobilien Anlagen AGb	978,454
958	DO & CO AG	71,127
7,005	Flughafen Wien Aktiengesellschaft	609,723
836	Lenzing AG	56,305
21,532	Osterreichische Post AG	1,060,370
7,076	S IMMO AGb	64,291
84,690	Voestalpine AG	3,097,953

	Total	14,232,281

Belgium (1.0%)
88,461	Anheuser-Busch InBev NV	10,806,830
55,490	bpost SA	1,557,362
3,085	Compagnie Maritime Belge	45,610
38,246	Delhaize Group SA	3,436,011
3,128	Galapagos NVb	74,230
9,273	Ion Beam Applications SAb	238,301
8,465	Kinepolis Group NV	326,487
15,595	Melexis NV	930,571

	Total	17,415,402

Bermuda (0.8%)
235,018	Catlin Group, Ltd.	2,475,641
176,675	Jardine Matheson Holdings, Ltd.	11,164,312
44,500	Orient Overseas International, Ltd.	271,636

	Total	13,911,589

Brazil (1.1%)
723,182	Banco Bradesco SA ADR	6,711,128

Shares	Common Stock (85.8%)	Value
Brazil (1.1%) - continued
93,849	Lojas Renner SA	$2,646,786
125,962	Multiplan Empreendimentos Imobiliarios SA	2,216,881
120,696	Souza Cruz SA	956,401
285,000	Ultrapar Participacoes SA ADR[c]	5,757,000
133,490	Vale SA ADR[c]	754,219

	Total	19,042,415

Canada (3.1%)
170,181	Alimentation Couche-Tard, Inc.	6,781,442
474,600	Bankers Petroleum, Ltd.[b]	1,015,488
168,954	Brookfield Asset Management, Inc.	9,036,314
108,146	Canadian National Railway Company	7,242,465
192,251	Canadian Natural Resources, Ltd.	5,892,530
10,300	Constellation Software, Inc.	3,560,008
52,600	Dollarama, Inc.	2,940,334
75,115	Entertainment One, Ltd.	336,277
158,115	Metro, Inc.[c]	4,284,479
142,274	Royal Bank of Canada	8,564,186
67,400	Toronto-Dominion Bank	2,884,808

	Total	52,538,331

Cayman Islands (<0.1%)
134,000	Xinyi Glass Holdings Company, Ltd.	82,678

	Total	82,678

Chile (0.2%)
136,315	Banco Santander Chile SA ADR	2,955,309

	Total	2,955,309

China (0.7%)
1,956,216	FIH Mobile, Ltd.[b]	1,037,071
4,083,825	Lenovo Group, Ltd.	5,950,986
4,170,000	PetroChina Company, Ltd.	4,630,781

	Total	11,618,838

Denmark (1.9%)
2,059	A P Moller - Maersk ASc	4,303,777
7,418	Aktieselskabet Schouw & Company	355,595
2,749	Bavarian Nordic ASb	140,431
365,221	Danske Bank AS	9,628,380
2,283	DFDS AS	242,447
2,889	Genmab ASb	216,822
216,379	Novo Nordisk AS	11,551,131
27,814	Pandora AS	2,532,328
16,524	Royal Unibrew ASb	2,769,510
3,179	SimCorp AS	104,310
1,940	Topdanmark ASb	58,047

	Total	31,902,778

Faroe Islands (0.1%)
45,978	Bakkafrost PF	994,199

	Total	994,199

Finland (0.3%)
27,151	Metsa Board Oyj	166,506
98,758	Sponda Oyj	423,792
419,528	Stora Enso Oyj	4,313,587
17,199	Valmet Oyj	206,276

	Total	5,110,161

France (5.8%)
9,693	ABC Arbitrage	52,841
63,450	Air France-KLM[b]	557,897
11,793	Assystem	249,550
466,704	AXA SA	11,746,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
France (5.8%) - continued
33,402	Belvedere SAb	$526,681
6,645	Boiron SA	712,872
131,200	Cap Gemini SA	10,763,810
6,200	Cegid Group	240,258
56,950	Christian Dior SE	10,718,960
278,137	Compagnie de Saint-Gobain	12,212,197
4,538	Euler Hermes Group	482,596
396,125	GDF Suez	7,820,677
1,667	Guerbet	65,603
85,200	Havas SA	646,773
21,178	Ingenico	2,322,812
20,098	Ipsen SA	950,960
22,997	Ipsos SA	643,542
52,532	Mercialys SA	1,334,224
52,200	Metropole Television SA	1,046,839
618,472	Natixis	4,632,701
168,319	Orange SA	2,703,119
65,925	Safran SA	4,606,264
14,913	Saft Groupe SA	545,018
1,959	Societe de la Tour Eiffel[b]	104,939
9,811	Societe Television Francaise 1	173,227
295,557	Technicolor SAb	1,907,273
1,809	Teleperformance SA	123,973
68,958	Thales SA	3,825,941
147,000	Total SA	7,306,902
151,169	UbiSoft Entertainment SAb	2,791,273
23,789	Valeo SA	3,548,240
23,124	Valneva SEb	96,122
5,686	Vicat SA	416,191

	Total	95,876,787

Germany (4.9%)
12,308	Alstria Office REIT AG	172,994
503	Amadeus Fire AG	39,736
5,621	Aurubis AG	317,463
34,661	Bayer AG	5,185,816
3,043	Biotest AG	338,183
95,329	Borussia Dortmund GmbH & Company KGaA	362,158
11,207	Centrotec Sustainable AG	177,504
9,878	CTS Eventim AG & Company KGaA	311,203
216,040	Daimler AGc	20,747,262
15,276	Deutsche Beteiligungs AG	496,617
35,530	Deutsche EuroShop AG	1,764,546
194,102	Deutsche Post AG	6,047,202
79,748	Deutz AG	335,266
70,744	Duerr AG	7,769,030
20,078	Freenet AG	603,370
80,760	Fresenius SE & Company KGaA	4,814,609
24,328	Gerresheimer AG	1,338,985
10,970	Grammer AG	404,460
6,886	Homag Group AG	265,661
300,643	Infineon Technologies AG	3,576,715
2,891	Jenoptik AG	38,923
9,899	Krones AG	1,027,655
50,687	KUKA AG	3,884,146
1,643	Nemetschek AG	212,497
9,529	Nordex SEb	192,350
1,713	R. Stahl AB	80,942
129,725	Rhoen-Klinikum AG	3,220,711
20,807	Siemens AG	2,250,355
1,869	STRATEC Biomedical AG	91,649
15,132	Takkt AG	276,872
388,200	ThyssenKrupp AG	10,163,113
90,271	United Internet AG	4,097,314
5,966	Wacker Neuson SE	148,923

Shares	Common Stock (85.8%)	Value
Germany (4.9%) - continued
864	XING AG	$148,786

	Total	80,903,016

Hong Kong (3.1%)
1,141,800	AIA Group, Ltd.	7,168,775
482,000	Brightoil Petroleum Holdings, Ltd.[b]	163,449
167,000	Cheung Kong Holdings, Ltd.	3,411,897
516,300	China Mobile, Ltd.	6,728,625
12,000	Chow Sang Sang Holdings International, Ltd.	26,033
115,200	Dah Sing Financial Holdings, Ltd.	680,628
147,409	Dickson Concepts, Ltd.	63,677
205,000	Emperor Entertainment Hotel, Ltd.	43,895
152,000	Esprit Holdings, Ltd.	154,189
266,000	Giordano International, Ltd.	130,038
650,000	Global Brands Group Holding, Ltd.[b]	127,440
11,000	Great Eagle Holdings, Ltd.	38,736
1,235,000	Hang Lung Group, Ltd.	5,640,421
188,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	87,060
681,900	Hutchison Whampoa, Ltd.	9,451,716
3,973,647	New World Development Company, Ltd.	4,606,809
416,000	NewOcean Energy Holdings, Ltd.	205,715
3,613,000	PCCW, Ltd.	2,207,813
433,000	Samson Holding, Ltd.	59,762
1,044,000	Shun Tak Holdings, Ltd.	504,473
142,000	SmarTone Telecommunications Holdings, Ltd.	271,174
53,000	Sun Hung Kai & Company, Ltd.	47,164
186,000	Sunlight Real Estate Investment Trust	90,640
254,000	Swire Pacific, Ltd., Class A	3,457,569
457,500	Swire Pacific, Ltd., Class B	1,174,221
347,700	Swire Properties, Ltd.	1,129,275
80,000	Texwinca Holdings, Ltd.	73,187
1,218,000	Truly International Holdings, Ltd.	567,158
1,172,000	United Laboratories International Holdings[b]	549,080
21,800	VTech Holdings, Ltd.	311,001
410,000	Wheelock and Company, Ltd.	2,095,133

	Total	51,266,753

Hungary (0.1%)
82,000	Richter Gedeon Nyrt	1,124,857

	Total	1,124,857

India (2.0%)
7,344	Grasim Industries, Ltd.	425,352
8,000	Grasim Industries, Ltd. GDR	465,040
82,500	Hero Motocorp, Ltd.	3,483,356
231,000	Hindustan Unilever, Ltd.	3,226,528
365,741	Housing Development Finance Corporation	7,689,764
330,000	ICICI Bank, Ltd.	1,670,758
208,079	ICICI Bank, Ltd. ADR	2,155,698
163,000	Infosys, Ltd.	5,735,799
921,542	ITC, Ltd.	4,790,706
97,696	Ultra Tech Cement, Ltd.	4,494,787
4,570	Ultra Tech Cement, Ltd. GDR	210,159

	Total	34,347,947

Indonesia (0.5%)
11,865,100	Astra International Tbk PT	7,771,290

	Total	7,771,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
Ireland (0.5%)
143,215	Aer Lingus Group plc	$358,800
171,787	Beazley plc	730,794
36,948	DCC plc	2,200,842
12,711	Grafton Group plc	152,792
507,939	Henderson Group plc	2,108,700
119,409	Smurfit Kappa Group plc	3,355,363
31,247	United Drug plc	219,011

	Total	9,126,302

Israel (0.6%)
45,456	Delek Automotive Systems, Ltd.	534,830
678,983	Israel Chemicals, Ltd.	4,822,326
390	Paz Oil Company, Ltd.	56,983
64,051	Plus500, Ltd.	648,463
72,373	Teva Pharmaceutical Industries, Ltd. ADR	4,508,838

	Total	10,571,440

Italy (3.0%)
19,725	Acea SPA	253,084
14,382	Amplifon SPA	97,705
41,454	Ascopiave SPA	105,362
495,560	Assicurazioni Generali SPA	9,743,746
40,607	ASTM SPA	575,908
40,870	Banca IFIS SPA	852,834
415,928	Banca Popolare di Milano SCRL	419,687
269,485	Beni Stabili SPA	211,273
87,822	Cementir Holding SPA	657,550
50,082	Credito Emiliano SPA	435,032
5,671	DiaSorin SPA	249,101
863,925	Enel SPA	3,902,702
281,075	Eni SPA	4,864,867
84,052	ERG SPA	1,099,883
151,035	Hera SPA	354,480
174,130	Immobiliare Grande Distribuzione SPA	173,807
18,115	Industria Macchine Automatiche SPA	852,299
8,539	Interpump Group SPA	138,904
4,893,613	Intesa Sanpaolo SPA	16,608,871
162,939	IREN SPA	223,026
3,696	MARR SPA	63,285
444,183	Mediaset SPA[b]	2,021,787
301,503	Recordati SPA	5,630,534
2,455	Reply SPA	239,767
81,543	Societa Cattolica di Assicurazioni SCRL	709,410
39,947	Societa Iniziative Autostradali e Servizi SPA	464,945

	Total	50,949,849

Japan (16.7%)
45,900	Accordia Golf Company, Ltd.	440,569
54,600	Aderans Company, Ltd.	564,409
9,700	Aisan Industry Company, Ltd.	83,450
16,900	Alpen Company, Ltd.	264,439
64,500	Alpine Electronics, Inc.	1,072,690
151,800	Alps Electric Company, Ltd.	3,655,241
22,600	AOKI Holdings, Inc.	319,431
36,000	Aoyama Trading Company, Ltd.	1,175,337
13,800	Arcs Company, Ltd.	331,160
7,100	Artnature, Inc.	65,072
39,200	ASKA Pharmaceutical Company, Ltd.	391,339
73,638	Avex Group Holdings, Inc.	1,174,580
183,100	Bridgestone Corporation	7,331,311
3,200	C. Uyemura & Company, Ltd.	158,735
26,100	Canon Marketing Japan, Inc.	523,517
5,200	Cawachi, Ltd.	90,557

Shares	Common Stock (85.8%)	Value
Japan (16.7%) - continued
55,000	Central Glass Company, Ltd.	$259,593
36,100	Century Tokyo Leasing Corporation	1,099,686
15,200	Chiyoda Integre Company, Ltd.	367,147
53,000	Chugoku Marine Paints, Ltd.	479,184
31,500	CKD Corporation	294,519
34,100	Coca-Cola West Company, Ltd.	563,439
9,800	Cocokara Fine, Inc.	275,249
27,900	COMSYS Holdings Corporation	344,196
34,000	Daido Metal Company, Ltd.	353,902
27,389	Daiichikosho Company, Ltd.	850,783
3,300	Daikoku Denki Company, Ltd.	47,688
9,000	Daiwa Industries, Ltd.	55,519
1,052,151	Daiwa Securities Group, Inc.	8,282,415
95,000	Daiwabo Holdings Company, Ltd.	152,608
126,800	DCM Holdings Company, Ltd.	949,421
30,000	Denki Kagaku Kogyo KK	118,191
61,600	Doutor Nichires Holdings Company, Ltd.	1,031,526
13,500	DTS Corporation	258,256
5,800	Dydo Drinco, Inc.	233,096
13,600	Eagle Industry Company, Ltd.	274,718
180,700	EDION Corporation	1,358,208
15,538	EIZO Corporation	339,974
31,775	Fancl Corporation	405,426
37,500	Foster Electric Company, Ltd.	934,201
127	Frontier Real Estate Investment Corporation	603,858
561,000	Fuji Electric Company, Ltd.	2,646,803
202,800	Fuji Heavy Industries, Ltd.	6,732,197
77,949	Fuji Machine Manufacturing Company, Ltd.	885,119
25,000	Fuji Soft, Inc.	505,880
99,800	FUJIFILM Holdings NPV	3,550,541
130,000	Fujikura, Ltd.	568,958
47,000	Fukuyama Transporting Company, Ltd.	250,398
49,900	Funai Electric Company, Ltd.	574,440
14,000	Fuyo General Lease Company, Ltd.	562,471
4,000	Geo Holdings Corporation	42,286
407	Global One Real Estate Investment Corporation	1,404,911
77,700	Gree, Inc.	540,638
20,000	GS Yuasa Corporation	90,004
25,400	G-Tekt Corporation	229,349
2,200	H2O Retailing Corporation	41,399
645	Hankyu REIT, Inc.	814,728
10,900	Happinet Corporation	129,726
5,000	Heiwa Corporation	98,216
7,500	Heiwa Real Estate Company, Ltd.	105,303
5,300	HEIWADO Company, Ltd.	121,327
77,000	Hitachi Capital Corporation	1,625,266
79,700	Hitachi Transport System, Ltd.	1,205,393
35,800	IBJ Leasing Company, Ltd.	740,385
592	Ichigo Real Estate Investment Corporation	478,237
119,000	Ishihara Sangyo Kaisha, Ltd.[b]	114,696
109,800	IT Holdings Corporation	2,002,062
124,000	Jaccs Company, Ltd.	648,760
52,057	JAFCO Company, Ltd.	1,933,464
120,200	Japan Airlines Company, Ltd.	3,739,092
11,000	Japan Digital Laboratory Company, Ltd.	144,610
12,800	Japan Petroleum Exploration Company, Ltd.	433,679
522	Japan Rental Housing Investments, Inc.	380,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
Japan (16.7%) - continued
42,300	Japan Securities Finance Company, Ltd.	$267,136
47,000	Japan Vilene Company, Ltd.	232,392
110,200	JFE Holdings, Inc.	2,432,456
44,000	J-Oil Mills, Inc.	153,104
176,200	JTEKT Corporation	2,747,214
98,300	Kadokawa Dwango Corporation	1,540,967
98,100	Kao Corporation	4,898,530
36,000	Kato Works Company, Ltd.	243,266
514,000	Kawasaki Heavy Industries, Ltd.	2,593,142
765,000	Kawasaki Kisen Kaisha, Ltd.	2,054,225
313,800	KDDI Corporation	7,089,536
15,600	Keihin Corporation	239,158
42,200	Kissei Pharmaceutical Company, Ltd.	1,317,611
166,200	KITZ Corporation	819,098
31,200	KOA Corporation	303,156
1,473,000	Kobe Steel, Ltd.	2,716,825
33,259	Koei Tecmo Holdings Company, Ltd.	493,285
61,300	Kohnan Shoji Company, Ltd.	686,490
57,200	Kokuyo Company, Ltd.	534,075
23,200	Konoike Transport Company, Ltd.	245,628
56,000	Kurabo Industries, Ltd.	98,312
17,500	KYORIN Holdings, Inc.	418,363
35,700	Kyowa Exeo Corporation	382,850
419,569	LIXIL Group Corporation	9,929,428
7,600	MACNICA, Inc.[a]	239,708
52,000	Maeda Road Construction Company, Ltd.	842,959
70,000	Marudai Food Company, Ltd.	237,763
15,900	Marusan Securities Company, Ltd.	162,180
1,300	Maruwa Company, Ltd.	30,797
16,677	Matsumotokiyoshi Holdings Company, Ltd.	593,430
6,200	Megmilk Snow Brand Company, Ltd.	74,560
27,900	Melco Holdings, Inc.	524,734
351	MID REIT, Inc.	850,831
2,900	Mimasu Semiconductor Industry Company, Ltd.	31,482
5,400	Ministop Company, Ltd.	76,111
15,900	MIRAIT Holdings Corporation	177,893
59,600	Mito Securities Company, Ltd.	221,008
338,400	Mitsubishi UFJ Financial Group, Inc.	2,095,851
1,621,915	Mitsui Chemicals, Inc.	5,201,143
25,200	Mitsui High-tec, Inc.	189,330
44,500	Mitsumi Electric Company, Ltd.	330,226
210,000	Morinaga Milk Industry Company, Ltd.	797,114
451,031	MS and AD Insurance Group Holdings, Inc.	12,627,079
33,500	Murata Manufacturing Company, Ltd.	4,600,863
38,500	NEC Networks & System Integration Corporation	774,622
129,000	Net One Systems Company, Ltd.	880,353
23,000	NICHIAS Corporation	132,658
28,400	Nichi-iko Pharmaceutical Company, Ltd.	654,008
4,000	Nifty Corporation	45,437
6,400	Nikkiso Company, Ltd.	57,241
193,000	NIPPO Corporation	3,181,380
116,000	Nippon Chemi-Con Corporation[b]	341,370
52,000	Nippon Flour Mills Company, Ltd.	257,147
471,600	Nippon Light Metal Holdings Company, Ltd.	698,487
136,000	Nippon Meat Packers, Inc.	3,133,935
115,300	Nippon Paper Industries Company, Ltd.	1,732,638
25,000	Nippon Road Company, Ltd.	125,276

Shares	Common Stock (85.8%)	Value
Japan (16.7%) - continued
6,368,218	Nippon Sheet Glass Company[b]	$6,243,168
41,000	Nippon Synthetic Chemical Industry Company, Ltd.	272,103
72,000	Nippon Thompson Company, Ltd.	355,205
5,029,625	Nippon Yusen Kabushiki Kaisha	14,468,887
1,195,940	Nissan Motor Company, Ltd.	12,163,370
105,000	Nisshin Oillio Group, Ltd.	389,871
83,000	Nissin Electric Company, Ltd.	497,374
10,400	Nitto Kogyo Corporation	193,258
974	Nomura Real Estate Master Fund, Inc.	1,210,267
135	Nomura Real Estate Office Fund, Inc.	655,710
94	Nomura Real Estate Residential Fund, Inc.	522,213
8,800	Ohsho Food Service Corporation	314,010
1,900	Okinawa Electric Power Company, Inc.	68,596
65,600	OMRON Corporation	2,955,225
76,000	Otsuka Holdings Company, Ltd.	2,377,558
34,800	Paltac Corporation	489,274
13,100	Paramount Bed Holdings Company, Ltd.	346,037
6,900	Parco Company, Ltd.	64,334
31,500	Plenus Company, Ltd.	584,512
17,700	Pola Orbis Holdings, Inc.	937,701
69	Premier Investment Corporation	397,149
21,012	Riso Kagaku Corporation	346,395
99,399	ROHTO Pharmaceutical Company, Ltd.	1,412,820
13,100	Roland DG Corporation	354,366
87,800	Round One Corporation	497,861
37,000	Ryobi, Ltd.	108,600
1,700	Ryosan Company, Ltd.	41,731
14,000	Saint Marc Holdings Company, Ltd.	475,814
2,200	Saizeriya Company, Ltd.	42,523
22,000	Sakai Chemical Industry Company, Ltd.	71,554
7,400	San-A Company, Ltd.	280,621
22,000	Sankyo Tateyama, Inc.	424,911
425,000	Sankyu, Inc.	1,848,611
61,000	Sanyo Special Steel Company, Ltd.	255,408
92,000	Seino Holdings Company, Ltd.	998,363
549	Sekisui House SI Investment Corporation	592,125
198,100	Sekisui House, Ltd.	2,876,419
200,000	SENKO Company, Ltd.	1,295,760
33,000	Shindengen Electric Manufacturing Company, Ltd.	164,546
37,000	SMK Corporation	160,856
72,000	Sumitomo Bakelite Company, Ltd	320,204
937,890	Sumitomo Corporation	10,008,189
10,200	Sumitomo Densetsu Company, Ltd.	115,805
642,000	Sumitomo Heavy Industries, Ltd.	4,201,443
84,200	Sumitomo Mitsui Financial Group, Inc.	3,225,246
2,969,190	Sumitomo Mitsui Trust Holdings, Inc.	12,334,240
156,000	Sumitomo Osaka Cement Company, Ltd.	479,212
58,000	Sumitomo Seika Chemicals Company, Ltd.	412,577
42,100	Tamron Company, Ltd.	905,826
63,700	TDK Corporation	4,510,437
91,000	Toagosei Company, Ltd.	415,091
4,500	TOCALO Company, Ltd.	84,277
47,000	Toei Company, Ltd.	349,194
56,700	Toho Holdings Company, Ltd.	958,210
11,600	Tokai Rika Company, Ltd.	268,838
117,300	Tokio Marine Holdings, Inc.	4,427,703
496,000	Tokuyama Corporation[b]	1,039,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
Japan (16.7%) - continued
28,400	Tokyo Broadcasting System Holdings, Inc.	$358,190
72,700	Tokyo Seimitsu Company, Ltd.	1,664,954
250	Top REIT, Inc.	1,040,526
26,200	Toppan Forms Company, Ltd.	296,801
4,400	Torii Pharmaceutical Company, Ltd.	117,354
92,000	Towa Bank, Ltd.	75,754
18,900	Towa Pharmaceutical Company, Ltd.	1,080,471
159,000	Toyota Motor Corporation	11,098,792
17,000	Tsubakimoto Chain Company	141,584
13,000	Tsumura & Company	321,050
34,100	TV Asahi Holdings Corporation	568,625
50,300	Wakita & Company, Ltd.	488,572
10,500	Warabeya Nichiyo Company, Ltd.	195,264
62,200	West Japan Railway Company	3,261,171
5,000	Zenkoku Hosho Company, Ltd.	187,301

	Total	277,979,126

Jersey (0.8%)
129,388	Redefine International plc	112,761
609,150	WPP plc	13,834,114

	Total	13,946,875

Luxembourg (0.2%)
122,000	Tenaris SA ADR	3,416,000

	Total	3,416,000

Malaysia (0.1%)
519,597	CIMB Group Holdings Berhad	872,265
199,400	Public Bank Berhad	1,016,517

	Total	1,888,782

Mexico (1.0%)
77,500	Fomento Economico Mexicano SAB de CV ADR[b]	7,246,250
22,500	Grupo Aeroportuario del Sureste SAB de CV ADR[b]	3,024,450
1,086,094	Grupo Financiero Banorte SAB de CV ADR	6,297,188
259,000	Organizacion Soriana SAB de CV	655,926

	Total	17,223,814

Netherlands (3.6%)
1,987,075	Aegon NV	15,689,208
28,465	ASM International NV	1,312,374
69,360	ASML Holding NV	7,031,654
50,892	BE Semiconductor Industries NV	1,626,727
45,381	BinckBank NV	368,745
8,497	Eurocommercial Properties NV	389,448
3,491	Euronext NVb,d	147,527
81,575	Heineken NV	6,226,323
202,970	Koninklijke DSM NV	11,312,366
7,516	NSI NV	33,827
40,678	Nutreco NV	1,979,183
6,186	TKH Group NV	219,255
189,575	Unilever NV	7,921,845
15,585	Vastned Retail NV	763,403
8,611	Wereldhave NV	578,633
20,533	Wessanen	136,274
79,725	Wolters Kluwer NV	2,603,384

	Total	58,340,176

New Zealand (0.1%)
883,541	Air New Zealand, Ltd.	1,797,149

Shares	Common Stock (85.8%)	Value
New Zealand (0.1%) - continued
71,233	Summerset Group Holdings, Ltd.	$176,623

	Total	1,973,772

Norway (0.8%)
78,928	Austevoll Seafood ASA	420,822
50,158	Borregaard ASA	370,471
120,688	DnB ASA	1,937,008
258,177	Kongsberg Automotive ASA[b]	189,946
24,876	Leroy Seafood Group ASA	724,029
173,981	Marine Harvest ASA	1,993,232
26,730	Norwegian Property ASA[b]	34,509
49,310	SalMar ASA	708,285
41,129	SpareBank 1 SMN	303,557
153,656	Statoil ASA	2,716,854
203,239	Storebrand ASA[b]	738,475
2,268	TGS Nopec Geophysical Company ASA	50,199
73,421	Yara International ASA	3,727,799

	Total	13,915,186

Philippines (0.5%)
6,213,000	Ayala Land, Inc.	5,340,493
1,553,270	Bank of the Philippine Islands	3,490,173

	Total	8,830,666

Poland (0.2%)
81,007	Bank Pekao SA	3,924,493

	Total	3,924,493

Portugal (0.3%)
6,184,256	Banco Espirito Santo SAa,b	665
135,971	CTT-Correios de Portugal SA	1,455,865
198,346	Jeronimo Martins SGPS SA	2,495,929
179,055	Portucel SA	800,337
570,557	Portugal Telecom SGPS SA	319,980
104,356	Zon Optimus SGPS SA	756,297

	Total	5,829,073

Russia (0.6%)
114,500	Lukoil ADR	5,291,993
24,597	Magnit PJSC	4,798,063

	Total	10,090,056

Singapore (0.8%)
344,000	DBS Group Holdings, Ltd.	5,100,782
123,400	Indofood Agri Resources, Ltd.	66,402
82,000	Jardine Cycle & Carriage, Ltd.	2,449,250
415,000	Oversea-Chinese Banking Corporation, Ltd.	3,195,670
3,983	REC Solar ASA[b]	50,185
295,000	United Engineers, Ltd.	586,840
76,400	Venture Corporation, Ltd.	475,487
258,800	Wing Tai Holdings, Ltd.	362,048
1,921,000	Yangzijiang Shipbuilding Holdings, Ltd.	1,766,141

	Total	14,052,805

South Africa (0.5%)
203,584	Massmart Holdings, Ltd.	2,511,168
132,802	MTN Group, Ltd.	2,238,664
594,000	Truworths International, Ltd.	4,311,618

	Total	9,061,450

South Korea (1.4%)
14,401	E-Mart Company, Ltd.	3,018,639
41,563	Hyundai Motor Company	6,294,368
187,980	KB Financial Group, Inc.	6,635,473

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
South Korea (1.4%) - continued
32,500	POSCO	$7,103,460

	Total	23,051,940

Spain (2.3%)
123,950	Actividades de Construccion y Servicios SA	4,387,109
8,063	Almirall SAb	148,205
2,023,095	Banco Popular Espanol SAb	9,895,224
1,294,605	Banco Santander SA	9,704,802
9,162	CIE Automotive SA	136,254
21,452	Ebro Foods SA	400,054
65,383	Gamesa Corporacion Tecnologia SAb	823,400
138,147	Gas Natural SDG SA	3,101,681
12,266	Hispania Activos Inmobiliarios SAb	161,620
1,248,971	Iberdrola SA	8,054,025
23,813	Lar Espana Real Estate SOCIMI SAb	274,740
8,997	Let’s GOWEX SAa,b	1
155,688	Mediaset Espana Comunicacion SAb	1,949,009
28,348	Papeles y Cartones de Europa SA	153,695

	Total	39,189,819

Sweden (2.4%)
2,473	Axfood AB	130,656
30,466	Bilia AB	1,094,071
122,925	BillerudKorsnas AB	1,979,898
7,738	BioGaia AB	177,453
174,753	Boliden AB	3,461,776
16,645	Clas Ohlson AB	271,066
20,234	Dios Fastigheter AB	160,561
57,957	Fabege AB	830,494
7,260	Fastighets AB Balder[b]	122,717
7,699	Gunnebo AB	40,586
29,962	Haldex AB	451,649
5,849	Hexpol AB	588,959
13,642	Industrial and Financial Systems	445,116
32,758	Intrum Justitia AB	919,010
116,942	Investor AB	4,655,089
64,654	JM AB	2,149,936
173,045	Klovern AB, Class Bb	200,931
121,033	Loomis AB	3,706,850
34,996	Meda AB	552,977
43,866	NCC AB	1,451,485
7,211	Net Entertainment NE ABb	247,511
52,093	Nobia AB	460,917
25,822	Nolato AB	623,012
19,346	Peab AB	152,533
150,762	Skanska ABc	3,379,981
1,022,900	Volvo ABc	12,379,374

	Total	40,634,608

Switzerland (7.6%)
150,465	Adecco SA	12,507,177
50,939	Aryzta AGb	3,122,701
20,345	Ascom Holding AG	349,482
6,159	Autoneum Holding AGb	1,361,834
386,711	Credit Suisse Group AG	10,404,052
2,754	Flughafen Zuerich AG	2,166,833
1,068	Forbo Holding AG	1,267,379
4,871	Givaudan SA	8,800,181
144,836	Holcim, Ltd.[b]	10,790,639
2,149	Inficon Holding AGb	767,895
2,841	Kaba Holding AGb	1,707,002
3,247	Komax Holding AGb	564,722
1,005	Kuoni Reisen Holding AG	330,415
822	Lindt & Spruengli AG	4,399,853
6,233	Mobilezone Holding AGb	89,794

Shares	Common Stock (85.8%)	Value
Switzerland (7.6%) - continued
1,359	Mobimo Holding AGb	$320,666
183,421	Nestle SA	13,812,049
15,244	Nobel Biocare Holding AGb	268,237
271,685	Novartis AG	26,815,441
94,726	Roche Holding AG	26,029,956
1,235	Siegfried Holding AGb	188,974
7,037	Zehnder Group AG	328,026

	Total	126,393,308

Taiwan (0.6%)
662,300	Taiwan Mobile Company, Ltd.	2,315,500
1,708,951	Taiwan Semiconductor Manufacturing Company, Ltd.	7,942,455

	Total	10,257,955

Thailand (2.1%)
947,225	Bangkok Bank pcl[c]	5,397,924
17,052,915	Krung Thai Bank pcl[c]	11,946,464
596,900	PTT Exploration & Production pcl	1,998,726
454,960	PTT pcl	4,513,128
294,600	Siam Cement pcl	4,617,365
1,099,500	Siam Commercial Bank pcl	6,013,340

	Total	34,486,947

Turkey (0.7%)
1,424,982	Akbank TAS	4,180,222
186,340	BIM Birlesik Magazalar AS	3,301,313
1,300,000	Turkiye Garanti Bankasi AS	4,239,413

	Total	11,720,948

United Kingdom (9.0%)
465,435	3i Group plc	3,325,671
287,599	Amlin plc	2,153,757
234,637	Ashmore Group plc	988,930
191,668	Ashtead Group plc	3,073,917
1,449,350	BAE Systems plc	11,231,781
32,391	Bank of Georgia Holdings plc	830,869
60,489	Barratt Developments plc	472,946
137,381	Bellway plc	4,026,821
65,005	Berendsen plc	1,075,329
57,943	Berkeley Group Holdings plc	2,264,159
95,000	BHP Billiton plc	2,078,019
58,892	Big Yellow Group plc	565,656
41,570	Bodycote plc	441,482
5,329	Britvic plc	57,855
124,572	Burberry Group plc	3,199,056
44,463	Chesnara plc	226,394
3,032	Close Brothers Group plc	69,937
20,484	Concentric AB	273,512
70,631	Dart Group plc	379,280
57,101	Dialog Semiconductor plc[b]	2,568,477
60,458	Diploma plc	718,809
666,504	Direct Line Insurance Group plc	3,145,215
505,728	DS Smith plc	2,582,271
11,215	Elementis plc	48,172
36,903	Fenner plc	109,723
77,168	Galliford Try plc	1,627,093
163,166	GlaxoSmithKline plc	3,756,055
406,604	Globo plc[b]	304,593
23,249	Go-Ahead Group plc	801,136
45,743	Great Portland Estates plc	549,596
34,848	Greggs plc	525,761
179,956	Halfords Group plc	1,225,169
146,320	Hansteen Holdings plc	265,452
142,847	Hikma Pharmaceuticals plc	4,495,916
64,478	Hiscox, Ltd.	814,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (85.8%)	Value
United Kingdom (9.0%) - continued
592,390	Home Retail Group plc	$1,444,858
21,060	HomeServe plc	119,102
588,795	Howden Joinery Group plc	3,864,481
175,950	HSBC Holdings plc ADR[c]	7,493,710
194,369	IG Group Holdings plc	2,040,965
100,007	Imperial Tobacco Group plc	4,386,914
387,900	Inchcape plc	4,560,171
212,953	Indivior plc[b]	600,197
141,008	Intermediate Capital Group plc	1,051,732
45,138	Interserve plc	387,407
1,515,365	ITV plc	5,673,573
7,645	J D Wetherspoon plc	85,338
2,103	Keller Group plc	29,493
59,046	Lancashire Holdings, Ltd.	548,388
230,050	LondonMetric Property plc	552,150
63,042	Lookers plc	134,209
2,016,596	Man Group plc	6,082,741
65,341	Micro Focus International plc	1,144,701
235,990	Mondi plc	4,535,002
79,055	Moneysupermarket.com Group plc	314,951
51,604	Next plc	5,366,715
41,748	Northgate plc	365,999
23,885	Optimal Payments plc[b]	186,310
229,638	Pace plc	1,171,436
235,012	Prudential plc	5,831,901
323,089	QinetiQ Group plc	913,872
136,625	Royal Dutch Shell plc, Class A	4,062,812
82,588	SABMiller plc	4,320,073
36,500	Safestore Holdings plc	158,311
13,478	Savills plc	162,058
62,666	Shire plc	4,995,907
229,743	Speedy Hire plc	243,671
532,572	Spirit Pub Company plc	897,456
278,183	Standard Chartered plc	4,505,630
49,386	Stobart Group, Ltd.	76,189
14,259	SVG Capital plc[b]	106,847
1,328,329	Taylor Wimpey plc	3,045,017
72,940	Trinity Mirror plc[b]	196,110
58,567	TT Electronics plc	114,619
57,754	Tullett Prebon plc	319,373
85,376	Unilever plc	3,562,166
44,455	Vedanta Resources plc	328,458
21,194	Victrex plc	588,695
70,349	WH Smith plc	1,351,706
5,918	Workspace Group plc	74,833
47,875	WS Atkins plc	903,932
27,478	Xchanging plc	54,957

	Total	149,228,304

United States (0.2%)
42,700	Yum! Brands, Inc.	3,361,344

	Total	3,361,344

	Total Common Stock (cost $1,341,845,797)	1,436,918,674

Principal Amount	Long-Term Fixed Income (10.6%)
Argentina (0.3%)
	Arcos Dorados BV
$361,000	6.625%, 9/27/2023[d]	342,950
	Argentina Government International Bond
140,000	Zero Coupon, 6/2/2017[e]	136,920
390,000	Zero Coupon, 5/7/2024	407,940
688,052	7.820%, 12/31/2033[e,f]	697,285

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Argentina (0.3%) - continued
$729,060	8.280%, 12/31/2033[e]	$710,833
1,009,467	8.280%, 12/31/2033[e]	1,009,971
9,582,000	0.000%, 12/15/2035[f,g]	953,028
1,117,000	0.000%, 12/15/2035[g]	105,557
320,000	0.000%, 12/15/2035[g]	29,600

	Total	4,394,084

Azerbaijan (0.2%)
	Azerbaijan Government International Bond
550,000	4.750%, 3/18/2024[d]	547,663
2,600,000	4.750%, 3/18/2024	2,588,950
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	407,048
460,000	4.750%, 3/13/2023	422,681

	Total	3,966,342

Belarus (<0.1%)
	Belarus Government International Bond
100,000	8.950%, 1/26/2018	90,875

	Total	90,875

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038*,h	85,191

	Total	85,191

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	517,098
840,000	6.250%, 10/15/2049[i]	561,708
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022	187,750
680,000	7.375%, 2/2/2022[d]	638,350
	Brazil Government International Bond
1,516,000	6.000%, 8/15/2050[j]	1,172,616
370,000	7.125%, 1/20/2037	439,375
410,000	5.625%, 1/7/2041	417,175
560,000	5.000%, 1/27/2045	518,000
	Brazil Loan Trust 1
1,111,752	5.477%, 7/24/2023*	1,103,414
1,015,078	5.477%, 7/24/2023	1,007,465
	Brazil Minas SPE via State of Minas Gerais
360,000	5.333%, 2/15/2028	343,800
1,480,000	5.333%, 2/15/2028*	1,413,400
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,a,e	0
	Tupy SA
450,000	6.625%, 7/17/2024[d]	432,000

	Total	8,752,151

Bulgaria (0.1%)
	Bulgaria Government International Bond
1,810,000	2.950%, 9/3/2024[f]	2,045,139

	Total	2,045,139

Chile (0.4%)
	AES Gener SA
120,000	5.250%, 8/15/2021[d]	129,027
620,000	5.250%, 8/15/2021	666,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Chile (0.4%) - continued
	Banco del Estado de Chile
$500,000	4.125%, 10/7/2020	$528,812
260,000	4.125%, 10/7/2020[d]	274,983
	Corpbanca SA
752,000	3.875%, 9/22/2019[d]	752,242
	E-CL SA
320,000	5.625%, 1/15/2021[d]	354,875
200,000	4.500%, 1/29/2025[d]	206,576
	Empresa Electrica Angamos SA
1,630,000	4.875%, 5/25/2029[d]	1,612,070
	GNL Quintero SA
200,000	4.634%, 7/31/2029	207,744
1,340,000	4.634%, 7/31/2029[d]	1,391,883
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	123,714
210,000	3.625%, 4/3/2023	183,986
448,000	4.375%, 1/28/2025*	406,015

	Total	6,838,565

China (0.2%)
	Biostime International Holdings, Ltd.
2,000,000	Zero Coupon, 2/20/2019[k]	241,530
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	222,298
2,150,000	6.800%, 1/17/2023	2,547,750

	Total	3,011,578

Colombia (0.3%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	674,375
	Bancolombia SA
200,000	5.950%, 6/3/2021	220,940
	Colombia Government International Bond
400,000	7.375%, 1/27/2017	442,000
277,000	7.375%, 3/18/2019	327,276
130,000	7.375%, 9/18/2037	173,550
700,000	6.125%, 1/18/2041	829,499
1,180,000	5.625%, 2/26/2044	1,318,650
1,070,000	5.000%, 6/15/2045	1,099,425
	Ecopetrol SA
110,000	7.375%, 9/18/2043	119,763
	Empresas Publicas de Medellin ESP
277,000	7.625%, 7/29/2019	326,168

	Total	5,531,646

Costa Rica (0.4%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	204,400
410,000	5.250%, 8/12/2018[d]	419,020
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	415,617
890,000	6.250%, 11/1/2023[d]	905,575
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	38,325
1,450,000	4.250%, 1/26/2023	1,377,500
340,000	5.625%, 4/30/2043	295,375
630,000	7.000%, 4/4/2044	641,025
2,060,000	7.158%, 3/12/2045[d]	2,121,800

	Total	6,418,637

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Croatia (0.7%)
	Croatia Government International Bond
$610,000	6.750%, 11/5/2019	$676,338
110,000	6.625%, 7/14/2020	121,963
320,000	6.375%, 3/24/2021[d]	352,608
2,010,000	6.375%, 3/24/2021	2,214,819
2,160,000	3.875%, 5/30/2022[f]	2,438,656
836,000	5.500%, 4/4/2023	887,205
2,741,000	6.000%, 1/26/2024	3,033,957

	Total	9,725,546

Dominican Republic (0.7%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	385,000
	Dominican Republic Government International Bond
8,100,000	15.000%, 4/5/2019[l]	211,727
3,600,000	16.000%, 7/10/2020[l]	100,260
100,000	7.500%, 5/6/2021[d]	111,800
2,408,000	7.500%, 5/6/2021	2,692,143
880,000	12.000%, 1/20/2022*,l	20,550
2,600,000	14.500%, 2/10/2023[l]	67,975
670,000	6.600%, 1/28/2024	728,625
610,000	5.875%, 4/18/2024	638,975
6,000,000	11.500%, 5/10/2024[l]	143,517
310,000	8.625%, 4/20/2027	368,125
15,200,000	18.500%, 2/4/2028[d,l]	479,730
1,340,000	7.450%, 4/30/2044[d]	1,510,850
1,810,000	6.850%, 1/27/2045[d]	1,900,500

	Total	9,359,777

Ecuador (<0.1%)
	Ecuador Government International Bond
430,000	10.500%, 3/24/2020[d]	431,075
	EP PetroEcuador
947,368	5.897%, 9/24/2019[g]	817,105

	Total	1,248,180

Egypt (<0.1%)
	Egypt Government International Bond
100,000	6.875%, 4/30/2040	100,875

	Total	100,875

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	108,750
180,000	7.750%, 1/24/2023	199,575
260,000	6.375%, 1/18/2027	260,000
460,000	8.250%, 4/10/2032	520,950
330,000	7.650%, 6/15/2035	345,675
160,000	7.625%, 2/1/2041	165,200

	Total	1,600,150

Ethiopia (<0.1%)
	Ethiopia Government International Bond
200,000	6.625%, 12/11/2024	194,250
210,000	6.625%, 12/11/2024[d]	203,963

	Total	398,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Gabon (<0.1%)
	Gabonese Republic Government International Bond
$140,000	8.200%, 12/12/2017	$146,650
200,000	6.375%, 12/12/2024	187,500
375,200	6.375%, 12/12/2024[d]	351,750

	Total	685,900

Ghana (0.1%)
	Ghana Government International Bond
520,000	8.500%, 10/4/2017	532,922
400,000	8.125%, 1/18/2026	379,732
770,000	8.125%, 1/18/2026*	730,984

	Total	1,643,638

Guatemala (0.1%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[d]	325,984
	Guatemala Government International Bond
450,000	5.750%, 6/6/2022	495,563
480,000	4.875%, 2/13/2028	495,600
380,000	4.875%, 2/13/2028[d]	392,350

	Total	1,709,497

Honduras (0.1%)
	Honduras Government International Bond
220,000	8.750%, 12/16/2020	243,925
1,370,000	8.750%, 12/16/2020*	1,518,988
470,000	7.500%, 3/15/2024*	499,375

	Total	2,262,288

Hong Kong (<0.1%)
	China Unicom Hong Kong, Ltd.
1,770,000	4.000%, 4/16/2017[m]	278,669

	Total	278,669

Hungary (<0.1%)
	Hungary Government International Bond
190,000	4.125%, 2/19/2018	198,626
580,000	5.375%, 3/25/2024	650,325
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	237,248

	Total	1,086,199

India (<0.1%)
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	184,500
480,000	8.000%, 8/1/2019[d]	442,800

	Total	627,300

Indonesia (0.5%)
	Bumi Investment Private, Ltd.
190,000	10.750%, 10/6/2017[e]	60,800
	Indonesia Government International Bond
310,000	6.875%, 1/17/2018*	349,525
560,000	11.625%, 3/4/2019	746,200
845,000	8.500%, 10/12/2035	1,219,968
720,000	7.750%, 1/17/2038	982,799
550,000	5.250%, 1/17/2042	576,813
200,000	4.625%, 4/15/2043	195,250
230,000	6.750%, 1/15/2044	294,113

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Indonesia (0.5%) - continued
$960,000	5.125%, 1/15/2045[d]	$1,008,000
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[d]	209,850
	Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
380,000	4.350%, 9/10/2024[d]	390,754
	PT Pertamina Persero
390,000	5.625%, 5/20/2043[d]	378,787

	Total	6,412,859

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	1,002,000

	Total	1,002,000

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	109,892
110,000	3.839%, 12/30/2018[d]	110,087

	Total	219,979

Italy (<0.1%)
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,f	303,381
360,000	7.000%, 4/23/2021[f]	412,249

	Total	715,630

Jamaica (0.1%)
	Digicel, Ltd.
890,000	6.750%, 3/1/2023[d]	862,188

	Total	862,188

Kazakhstan (0.2%)
	Kazakhstan Government International Bond
280,000	4.875%, 10/14/2044	240,611
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	219,120
	KazMunayGas National Company JSC
330,000	9.125%, 7/2/2018	358,314
340,000	4.875%, 5/7/2025[d]	293,250
1,584,000	5.750%, 4/30/2043	1,243,757
440,000	6.000%, 11/7/2044[d]	351,670

	Total	2,706,722

Kenya (<0.1%)
	Kenya Government International Bond
200,000	6.875%, 6/24/2024	208,850
470,000	6.875%, 6/24/2024[d]	490,798

	Total	699,648

Lithuania (0.2%)
	Lithuania Government International Bond
670,000	7.375%, 2/11/2020	821,473
950,000	6.125%, 3/9/2021	1,134,443
1,210,000	6.625%, 2/1/2022	1,507,659

	Total	3,463,575

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[d]	298,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Luxembourg (0.2%) - continued
	Gazprom Neft OAO Via GPN Capital SA
$1,590,000	6.000%, 11/27/2023[d]	$1,371,375
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[d]	274,120
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	205,000
	Wind Acquisition Finance SA
1,140,000	7.375%, 4/23/2021[d]	1,182,750

	Total	3,331,945

Malaysia (<0.1%)
	Wakala Global Sukuk Berhad
420,000	4.646%, 7/6/2021	462,168

	Total	462,168

Mexico (0.8%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[n]	170,436
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[d,f]	197,173
	Gruma SAB de CV
340,000	4.875%, 12/1/2024[d]	359,125
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	215,200
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	331,625
	Mexican Cetes
37,413,000	Zero Coupon, 4/1/2015[n]	245,255
129,829,100	Zero Coupon, 4/16/2015[n]	849,985
77,896,700	Zero Coupon, 5/14/2015[n]	508,776
405,753,700	Zero Coupon, 6/4/2015[n]	2,645,465
133,904,400	Zero Coupon, 6/11/2015[n]	872,417
38,067,200	Zero Coupon, 6/18/2015[n]	247,917
17,498,100	Zero Coupon, 7/2/2015[n]	113,763
17,673,100	Zero Coupon, 10/1/2015[n]	113,952
	Mexican Udibonos
4,583,629	5.000%, 6/16/2016[n]	314,906
	Mexico Government International Bond
520,000	6.050%, 1/11/2040	642,200
470,000	4.750%, 3/8/2044	493,500
385,000	5.550%, 1/21/2045	451,413
366,000	4.600%, 1/23/2046	374,235
	Petroleos Mexicanos
250,000	5.500%, 6/27/2044[d]	252,188
280,000	5.500%, 6/27/2044	282,450
180,000	6.375%, 1/23/2045	201,240
	SixSigma Networks Mexico SA de CV
420,000	8.250%, 11/7/2021[d]	439,026
	Trust F/1401
200,000	6.950%, 1/30/2044	229,500
210,000	6.950%, 1/30/2044*	240,974

	Total	10,792,721

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
480,000	6.305%, 9/11/2020	460,920

	Total	460,920

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Netherlands (<0.1%)
	Listrindo Capital BV
$340,000	6.950%, 2/21/2019	$358,700

	Total	358,700

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	205,000
200,000	6.375%, 7/12/2023	200,800

	Total	405,800

Other (<0.1%)
	Latvia Government International Bond
290,000	5.250%, 2/22/2017	311,229

	Total	311,229

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	378,399
750,000	7.250%, 4/15/2019[d]	770,921
210,000	6.750%, 12/3/2019*	212,888
260,000	8.250%, 4/15/2024[d]	274,027

	Total	1,636,235

Panama (0.2%)
	Panama Government International Bond
300,000	4.000%, 9/22/2024	314,250
410,000	3.750%, 3/16/2025	420,250
286,000	8.875%, 9/30/2027	421,135
1,279,000	9.375%, 4/1/2029	1,956,870
950,000	6.700%, 1/26/2036	1,244,500
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	117,431

	Total	4,474,436

Paraguay (0.1%)
	Banco Continental SAECA
451,000	8.875%, 10/15/2017	466,785
170,000	8.875%, 10/15/2017*	175,950
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	207,525
590,000	8.125%, 1/24/2019[d]	624,692

	Total	1,474,952

Peru (0.2%)
	Abengoa Transmision Sur SA
200,000	6.875%, 4/30/2043	225,000
590,000	6.875%, 4/30/2043*	663,750
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	212,500
200,000	4.750%, 2/8/2022[d]	212,500
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[d]	77,788
640,000	6.750%, 11/23/2021	711,200
100,000	4.625%, 4/12/2023[d]	97,250
	Peru Government International Bond
1,100,000	5.625%, 11/18/2050	1,344,749
182,000	8.750%, 11/21/2033	289,153
670,000	6.550%, 3/14/2037	891,938

	Total	4,725,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Philippines (0.2%)
	Alliance Global Group, Inc.
$160,000	6.500%, 8/18/2017	$170,200
	Energy Development Corporation
730,000	6.500%, 1/20/2021	801,175
	Philippines Government International Bond
652,000	4.200%, 1/21/2024	730,240
300,000	10.625%, 3/16/2025	488,250
218,000	7.750%, 1/14/2031	327,401
220,000	6.375%, 10/23/2034	308,825
200,000	3.950%, 1/20/2040	212,250
	San Miguel Corporation
200,000	4.875%, 4/26/2023	187,500

	Total	3,225,841

Romania (0.1%)
	Romania Government International Bond
390,000	6.750%, 2/7/2022	471,900
310,000	3.625%, 4/24/2024[f]	380,392
150,000	6.125%, 1/22/2044	190,755

	Total	1,043,047

Russia (0.2%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018*,o	155,058
	EDC Finance, Ltd.
300,000	4.875%, 4/17/2020[d]	248,123
	Gazprom Neft OAO Via GPN Capital SA
1,134,000	4.375%, 9/19/2022	907,200
200,000	6.000%, 11/27/2023	172,500
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	202,565
310,000	6.125%, 11/9/2020	298,375
	Mobile Telesystems OJSC
620,000	5.000%, 5/30/2023	522,660
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	215,510
310,000	4.204%, 2/13/2018*	290,470
	Russia Government International Bond
400,000	5.875%, 9/16/2043	388,500

	Total	3,400,961

Serbia (<0.1%)
	Montenegro Government
	International Bond
350,000	3.875%, 3/18/2020[d,f]	369,750

	Total	369,750

Singapore (<0.1%)
	Olam International, Ltd.
130,000	7.500%, 8/12/2020	145,925
	Olam International, Ltd., Convertible
200,000	6.000%, 10/15/2016	209,008

	Total	354,933

South Africa (0.1%)
	South Africa Government International Bond
180,000	5.500%, 3/9/2020	197,437
370,000	5.875%, 5/30/2022	420,524

Principal Amount	Long-Term Fixed Income (10.6%)	Value
South Africa (0.1%) - continued
$710,000	5.375%, 7/24/2044	$762,966

	Total	1,380,927

Sri Lanka (0.4%)
	Sri Lanka Government International Bond
560,000	6.000%, 1/14/2019[d]	574,000
200,000	5.125%, 4/11/2019	199,750
171,000	6.250%, 10/4/2020[d]	176,558
1,823,000	6.250%, 10/4/2020	1,882,247
1,460,000	6.250%, 7/27/2021	1,509,275
930,000	5.875%, 7/25/2022	942,323

	Total	5,284,153

Supranational (<0.1%)
	Corporacion Andina de Fomento
600,000	5.750%, 1/12/2017	646,666

	Total	646,666

Turkey (0.3%)
	Akbank TAS
230,000	5.125%, 3/31/2025[d]	225,975
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	209,952
	Turkey Government International Bond
330,000	7.000%, 3/11/2019	374,517
1,290,000	7.000%, 6/5/2020	1,489,950
370,000	5.625%, 3/30/2021	404,688
560,000	5.750%, 3/22/2024	622,776
50,000	8.000%, 2/14/2034	68,495
460,000	6.875%, 3/17/2036	569,719
190,000	6.750%, 5/30/2040	235,102
780,000	4.875%, 4/16/2043	770,250

	Total	4,971,424

Ukraine (0.2%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	166,411
	MHP SA
200,000	8.250%, 4/2/2020	130,780
	Ukraine Government International Bond
2,002,000	6.250%, 6/17/2016	798,906
661,000	6.580%, 11/21/2016	262,166
820,000	9.250%, 7/24/2017	324,802
460,000	8.375%, 11/3/2017	173,438
790,000	6.750%, 11/14/2017	308,211
200,000	7.400%, 4/20/2018	76,500
230,000	7.750%, 9/23/2020	90,597
220,000	7.950%, 2/23/2021	86,055
830,000	7.800%, 11/28/2022	325,327

	Total	2,743,193

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
228,560	5.888%, 6/15/2019	249,702
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	236,000
660,000	6.000%, 8/31/2036[d]	778,800

	Total	1,264,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
United States (1.5%)
	Comcel Trust
$200,000	6.875%, 2/6/2024	$213,100
	Commonwealth of Puerto Rico G.O.
100,000	5.750%, 7/1/2028	71,010
2,300,000	8.000%, 7/1/2035	1,888,943
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
75,000	5.500%, 7/1/2032	51,232
15,000	5.125%, 7/1/2037	9,882
25,000	5.500%, 7/1/2039	16,843
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[p]	210,103
680,000	6.000%, 8/15/2040[q]	520,829
	Puerto Rico Sales Tax Financing Corporation Rev.
175,000	5.500%, 8/1/2028	113,745
75,000	Zero Coupon, 8/1/2032	49,502
20,000	5.375%, 8/1/2038	12,050
50,000	5.375%, 8/1/2039	30,001
765,000	5.250%, 8/1/2041	464,768
1,040,000	5.500%, 8/1/2042	626,620
320,000	6.000%, 8/1/2042	203,203
10,000	5.000%, 8/1/2043	5,963
5,000	5.250%, 8/1/2043	3,013
	U.S. Treasury Bonds
600,000	3.000%, 11/15/2044	657,422
	U.S. Treasury Notes
1,000,000	1.500%, 11/30/2019	1,007,656
1,700,000	1.250%, 1/31/2020	1,691,235
3,500,000	1.375%, 2/29/2020	3,500,818
2,300,000	1.375%, 3/31/2020	2,300,359
2,700,000	2.000%, 10/31/2021	2,755,687
2,500,000	1.500%, 1/31/2022	2,467,772
1,700,000	1.750%, 3/31/2022	1,704,383
1,900,000	2.500%, 2/15/2045	1,882,484

	Total	22,458,623

Uruguay (0.1%)
	Uruguay Government International Bond
978,852	5.100%, 6/18/2050	1,018,006
1,012,247	4.500%, 8/14/2024	1,098,288

	Total	2,116,294

Venezuela (0.3%)
	Petroleos de Venezuela SA
1,670,000	9.000%, 11/17/2021	619,570
580,000	6.000%, 5/16/2024	187,804
4,766,000	6.000%, 11/15/2026	1,484,609
70,000	5.375%, 4/12/2027	21,522
	Venezuela Government International Bond
260,000	7.750%, 10/13/2019	93,600
200,000	6.000%, 12/9/2020	68,500
510,000	9.000%, 5/7/2023	182,325
1,059,000	8.250%, 10/13/2024	365,355
4,050,000	7.650%, 4/21/2025	1,366,874
760,000	11.750%, 10/21/2026	305,900
1,540,000	9.250%, 9/15/2027	614,460
1,155,000	9.250%, 5/7/2028	412,913
810,000	9.375%, 1/13/2034	297,270
310,000	7.000%, 3/31/2038	105,400

	Total	6,126,102

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Vietnam (0.2%)
	Debt and Asset Trading Corporation
$200,000	1.000%, 10/10/2025	$110,250
	Vietnam Government International Bond
2,150,000	6.750%, 1/29/2020[d]	2,424,125
1,052,000	4.800%, 11/19/2024*	1,095,395

	Total	3,629,770

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	113,535
210,000	6.750%, 2/9/2022[d]	220,763

	Total	334,298

Zambia (<0.1%)
	Zambia Government International Bond
770,000	5.375%, 9/20/2022	702,818

	Total	702,818

	Total Long-Term Fixed Income (cost $184,445,772)	176,431,277

Shares	Preferred Stock (0.9%)

Brazil (0.2%)
673,532	Vale SA ADR	3,266,630

	Total	3,266,630

Germany (<0.1%)
7,106	Sixt SE	253,557

	Total	253,557

Italy (0.1%)
164,178	Unipol Gruppo Finanziario SPA	869,351

	Total	869,351

South Korea (0.6%)
11,150	Samsung Electronics Company, Ltd.	11,071,478

	Total	11,071,478

	Total Preferred Stock (cost $14,635,968)	15,461,016

Shares	Collateral Held for Securities Loaned (3.5%)
59,041,293	Thrivent Cash Management Trust	59,041,293

	Total Collateral Held for Securities Loaned (cost $59,041,293)	59,041,293

Shares or Principal Amount	Short-Term Investments (2.1%)[r]
	Federal Home Loan Bank Discount Notes
100,000	0.110%, 4/1/2015[s]	100,000
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.048%, 6/1/2015[s]	499,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.1%)[r]	Value
	Thrivent Cash Management Trust
35,402,646	0.050%	$35,402,646

	Total Short-Term Investments (at amortized cost)	36,002,605

	Total Investments (cost $1,635,971,435) 102.9%	$1,723,854,865

	Other Assets and Liabilities, Net (2.9%)	(47,887,172)

	Total Net Assets 100.0%	$1,675,967,693

a

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

b	Non-income producing security.
c	All or a portion of the security is on loan.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $33,634,646 or 2.0% of total net assets.

e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Hong Kong Dollar.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Chinese Yuan.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	At March 31, 2015, $199,992 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,971
AHML Finance, Ltd., 2/13/2018	1/31/2013	356,524
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,114
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,146,801
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,483,598
Dominican Republic Government International Bond, 1/20/2022	1/23/2015	20,094
Ghana Government International Bond, 1/18/2026	9/11/2014	763,540
Honduras Government International Bond, 12/16/2020	12/11/2013	1,370,000
Honduras Government International Bond, 3/15/2024	3/12/2013	470,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	348,556
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,356
Trust F/1401, 1/30/2044	1/23/2014	203,883
Vietnam Government International Bond, 11/19/2024	11/7/2014	1,061,703
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,926

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$192,503,337
Gross unrealized depreciation	(104,619,907)

Net unrealized appreciation (depreciation)	$87,883,430

Cost for federal income tax purposes	$1,635,971,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	358,234	–	358,234	–
Consumer Discretionary	216,383,215	3,361,344	212,724,349	297,522
Consumer Staples	125,791,052	7,246,250	118,544,802	–
Energy	54,506,664	9,173,000	45,333,664	–
Financials	371,854,315	19,315,845	352,537,618	852
Health Care	126,178,613	4,508,838	121,669,775	–
Industrials	247,258,072	3,024,450	244,233,622	–
Information Technology	108,507,551	–	108,267,843	239,708
Materials	136,147,525	964,378	135,183,147	–
Telecommunications Services	26,049,800	–	26,049,799	1
Utilities	23,883,633	–	23,883,633	–
Long-Term Fixed Income
Basic Materials	4,421,743	–	4,421,743	–
Capital Goods	412,373	–	412,373	–
Communications Services	4,723,253	–	4,723,253	–
Consumer Cyclical	674,575	–	674,575	–
Consumer Non-Cyclical^	2,477,104	–	2,477,104	0
Energy	11,784,274	–	11,784,274	–
Financials	11,930,238	–	11,930,238	–
Foreign Government	109,291,684	–	108,267,925	1,023,759
Technology	439,026	–	439,026	–
Transportation	1,776,883	–	1,776,883	–
U.S. Government and Agencies	18,250,266	–	18,250,266	–
U.S. Municipal	3,543,762	–	3,543,762	–
Utilities	6,706,096	–	6,706,096	–
Preferred Stock
Financials	869,351	–	869,351	–
Industrials	253,557	–	253,557	–
Information Technology	11,071,478	–	11,071,478	–
Materials	3,266,630	3,266,630	–	–
Collateral Held for Securities Loaned	59,041,293	59,041,293	–	–
Short-Term Investments	36,002,605	35,402,646	599,959	–

Total	$1,723,854,865	$145,304,674	$1,576,988,349	$1,561,842

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	238,784	238,784	–	–
Foreign Currency Forward Contracts	1,011,930	–	1,011,930	–

Total Asset Derivatives	$1,250,714	$238,784	$1,011,930	$–

Liability Derivatives
Futures Contracts	225,581	225,581	–	–
Foreign Currency Forward Contracts	534,083	–	534,083	–

Total Liability Derivatives	$759,664	$225,581	$534,083	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at < $1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	89	June 2015	$19,451,970	$19,504,907	$52,937
5-Yr. U.S. Treasury Bond Futures	60	June 2015	7,133,490	7,212,656	79,166
10-Yr. U.S. Treasury Bond Futures	24	June 2015	3,053,741	3,093,750	40,009
30-Yr. U.S. Treasury Bond Futures	9	June 2015	1,451,453	1,474,875	23,422
ASX SPI 200 Index Futures	3	June 2015	332,895	336,230	3,335
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,532,564)	(107,469)
Eurex 10 Year Euro BUND Futures	(29)	June 2015	(4,883,922)	(4,951,098)	(67,176)
Eurex 5 Year Euro BOBL Futures	(8)	June 2015	(1,111,304)	(1,113,352)	(2,048)
Eurex EURO STOXX 50 Futures	43	June 2015	1,658,535	1,674,190	15,655
FTSE 100 Index Futures	8	June 2014	811,072	798,303	(12,769)
Mini MSCI EAFE Index Futures	36	June 2015	3,329,546	3,293,820	(35,726)
SGX MSCI Singapore Index Futures	1	April 2015	55,195	55,394	199
Tokyo Price Index Futures	10	June 2015	1,262,886	1,286,947	24,061
Ultra Long Term U.S. Treasury Bond Futures	(14)	June 2015	(2,377,857)	(2,378,250)	(393)
Total Futures Contracts					$13,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	UBS	1,893,097	4/2/2015	$591,000	$593,159	$2,159
Brazilian Real	HSBC	439,322	5/5/2015	132,947	136,393	3,446
Brazilian Real	RBC	657,457	4/2/2015	218,000	205,999	(12,001)
Brazilian Real	BB	875,452	4/2/2015	298,000	274,303	(23,697)
Brazilian Real	MSC	5,374,712	4/2/2015	1,722,903	1,684,045	(38,858)
Brazilian Real	JPM	562,587	4/2/2015	177,000	176,274	(726)
Chilean Peso	CSFB	187,817,650	4/24/2015	295,000	300,364	5,364
Colombian Peso	BOA	778,040,080	4/13/2015	295,000	298,819	3,819
Euro	HSBC	554,000	6/17/2015	587,852	596,241	8,389
Euro	MSC	918,000	6/17/2015	973,791	987,996	14,205
Euro	UBS	559,000	6/17/2015	588,642	601,623	12,981
Euro	CITI	499,239	4/28/2015	531,254	536,939	5,685
Euro	RBC	409,134	4/2/2015	439,104	439,920	816
Euro	BOA	1,372,000	6/17/2015	1,483,665	1,476,612	(7,053)
Euro	JPM	272,000	6/17/2015	297,837	292,739	(5,098)
Euro	SSB	259,935	4/28/2015	276,291	279,564	3,273
Euro	SB	276,000	6/17/2015	297,972	297,044	(928)
Hungarian Forint	DB	165,049,885	6/17/2015	594,753	590,579	(4,174)
Hungarian Forint	BOA	59,884,726	6/17/2015	208,497	214,278	5,781
Indian Rupee	CSFB	18,672,680	4/27/2015	298,000	296,685	(1,315)
Indian Rupee	RBS	44,387,346	4/13/2015	708,723	707,342	(1,381)
Indian Rupee	DB	72,746,860	4/13/2015 - 4/20/2015	1,151,923	1,158,509	6,586
Indian Rupee	RBC	17,498,264	4/15/2015	277,244	278,729	1,485
Indian Rupee	SB	34,045,469	4/27/2015	544,031	540,940	(3,091)
Indian Rupee	MSC	55,030,889	4/20/2015 - 4/27/2015	873,774	875,131	1,357
Indonesian Rupiah	CSFB	3,903,471,000	5/29/2015	297,000	294,458	(2,542)
Malaysian Ringgit	WBC	2,108,338	4/10/2015	573,952	568,822	(5,130)
Mexican Peso	BOA	19,260,199	4/24/2015 - 6/17/2015	1,243,400	1,257,105	13,705
Mexican Peso	JPM	28,677,955	4/24/2015 - 6/17/2015	1,844,266	1,873,611	29,345
Mexican Peso	CITI	9,269,953	6/17/2015	591,000	604,620	13,620
Mexican Peso	RBS	26,669,913	6/17/2015	1,752,356	1,739,509	(12,847)
Mexican Peso	RBC	5,477,800	4/24/2015	354,637	358,578	3,941
Mexican Peso	DB	9,051,493	6/17/2015	594,000	590,371	(3,629)
Mexican Peso	SSB	16,856,349	6/17/2015	1,076,877	1,099,432	22,555
Polish Zloty	BOA	1,116,283	6/17/2015	299,971	294,065	(5,906)
Polish Zloty	DB	1,163,367	6/17/2015	294,736	306,469	11,733
Polish Zloty	BB	1,118,417	6/17/2015	297,447	294,628	(2,819)
Russian Ruble	HSBC	7,309,162	4/17/2015	114,045	124,732	10,687
Russian Ruble	MSC	35,610,028	4/13/2015 - 4/20/2015	582,545	607,831	25,286
Russian Ruble	CSFB	7,916,520	4/17/2015	122,018	135,097	13,079
Singapore Dollar	SB	815,547	6/17/2015	589,000	593,335	4,335
South African Rand	SB	3,577,009	6/17/2015	297,000	291,362	(5,638)
South African Rand	RBS	3,998,000	6/17/2015	333,965	325,653	(8,312)
South African Rand	SSB	6,756,286	6/17/2015	564,082	550,327	(13,755)
South African Rand	MSC	6,865,668	6/17/2015	572,568	559,236	(13,332)
South Korean Won	BB	1,282,800,644	4/2/2015 - 4/20/2015	1,134,581	1,155,943	21,362
Turkish Lira	CITI	1,562,503	6/17/2015	594,635	589,676	(4,959)
Turkish Lira	MSC	1,537,529	6/17/2015	573,540	580,250	6,710
Turkish Lira	RBS	1,577,518	6/17/2015	588,000	595,341	7,341
Turkish Lira	JPM	776,296	6/17/2015	296,000	292,967	(3,033)
Total Purchases				$29,444,824	$29,523,645	$78,821
Sales
Brazilian Real	UBS	3,962,811	4/2/2015	$1,303,000	$1,241,657	$61,343
Brazilian Real	RBC	1,790,518	4/2/2015	594,000	561,019	32,981
Brazilian Real	HSBC	7,544,775	4/2/2015 - 4/17/2015	2,764,614	2,354,923	409,691
Brazilian Real	MSC	2,804,916	4/2/2015	890,000	878,856	11,144
Chinese Yuan	JPM	6,513,000	6/17/2015	1,025,007	1,041,533	(16,526)
Chinese Yuan	HSBC	17,598,146	6/17/2015	2,782,000	2,814,223	(32,223)
Colombian Peso	CSFB	2,028,975,979	4/10/2015 - 4/24/2015	779,289	779,129	160
Colombian Peso	BOA	182,376,280	4/30/2015	71,000	69,913	1,087
Colombian Peso	JPM	247,149,230	4/13/2015	92,870	94,922	(2,052)
Euro	DB	1,148,000	6/17/2015	1,251,985	1,235,533	16,452
Euro	UBS	1,051,473	6/17/2015	1,117,052	1,131,645	(14,593)
Euro	CITI	1,108,000	6/17/2015	1,179,056	1,192,483	(13,427)
Euro	BOA	7,481,928	4/28/2015 - 6/17/2015	8,154,319	8,047,270	107,049

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	BB	829,210	6/17/2015	$888,198	$892,435	(4,237)
Euro	RBC	409,134	4/28/2015	439,254	440,030	(776)
Euro	SB	556,000	6/17/2015	588,540	598,394	(9,854)
Euro	WBC	348,054	4/28/2015	366,631	374,337	(7,706)
Hong Kong Dollar	BB	1,855,000	4/15/2015	239,197	239,268	(71)
Indonesian Rupiah	UBS	4,003,631,601	5/29/2015	304,274	302,014	2,260
Japanese Yen	JPM	107,337,099	6/17/2015	887,384	896,078	(8,694)
Malaysian Ringgit	JPM	2,180,999	4/23/2015	587,000	587,807	(807)
Malaysian Ringgit	CITI	1,097,171	4/30/2015	297,000	295,534	1,466
Malaysian Ringgit	DB	4,406,214	4/24/2015 - 5/5/2015	1,182,000	1,186,919	(4,919)
Malaysian Ringgit	BB	2,178,257	4/10/2015	586,000	587,686	(1,686)
Mexican Peso	BOA	3,741,300	4/1/2015	245,379	245,275	104
Mexican Peso	RBC	1,737,388	10/1/2015	112,057	112,473	(416)
Mexican Peso	HSBC	11,741,316	6/11/2015	750,868	766,089	(15,221)
Mexican Peso	SSB	9,043,293	6/17/2015	587,000	589,836	(2,836)
Mexican Peso	CSFB	7,732,891	5/14/2015	511,350	505,498	5,852
Mexican Peso	BB	49,049,547	4/24/2015	3,218,685	3,210,794	7,891
Mexican Peso	DB	5,319,806	6/18/2015	343,302	346,956	(3,654)
Mexican Peso	JPM	1,735,837	7/2/2015	112,646	113,110	(464)
Mexican Peso	ML	40,268,650	6/4/2015	2,657,120	2,628,531	28,589
New Taiwan Dollar	BB	18,464,789	4/23/2015	587,000	590,291	(3,291)
New Taiwan Dollar	HSBC	22,413,590	5/8/2015	716,272	716,587	(315)
New Taiwan Dollar	JPM	14,976,077	5/8/2015	480,464	478,801	1,663
New Taiwan Dollar	CITI	18,600,485	5/4/2015	595,000	594,680	320
Peruvian Nuevo Sol	HSBC	925,011	4/13/2015	296,000	298,083	(2,083)
Polish Zloty	BOA	2,268,735	6/17/2015	599,094	597,660	1,434
Russian Ruble	JPM	24,194,666	4/17/2015	359,398	412,887	(53,489)
Russian Ruble	MSC	36,554,006	4/13/2015 -4/20/2015	589,000	623,921	(34,921)
Russian Ruble	CSFB	35,029,368	4/30/2015	594,000	594,650	(650)
Singapore Dollar	UBS	383,334	6/17/2015	277,849	278,887	(1,038)
Singapore Dollar	DB	1,761,464	6/17/2015	1,286,000	1,281,518	4,482
Singapore Dollar	WBC	1,092,419	6/17/2015	795,534	794,768	766
South African Rand	MSC	3,670,415	6/17/2015	296,000	298,970	(2,970)
South African Rand	SB	13,948,078	6/17/2015	1,120,672	1,136,127	(15,455)
South African Rand	DB	3,681,621	6/17/2015	293,000	299,883	(6,883)
South Korean Won	RBS	1,308,633,145	4/17/2015	1,165,249	1,179,021	(13,772)
South Korean Won	BB	655,252,547	4/27/2015	593,000	590,203	2,797
South Korean Won	JPM	646,359,765	4/2/2015	587,440	582,595	4,845
South Korean Won	DB	658,038,800	4/20/2015	582,170	592,819	(10,649)
South Korean Won	CITI	657,727,630	4/23/2015	587,000	592,493	(5,493)
Thai Baht	DB	13,677,749	4/16/2015	413,700	420,082	(6,382)
Turkish Lira	RBS	4,716,356	6/17/2015	1,774,000	1,779,912	(5,912)
Turkish Lira	CITI	1,573,657	6/17/2015	594,000	593,885	115
Total Sales				$52,089,919	$51,690,893	$399,026
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$477,847

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$26,312,891	$126,020,498	$93,292,096	59,041,293	$59,041,293	$65,042
Cash Management Trust- Short Term Investment	24,293,781	91,939,005	80,830,140	35,402,646	35,402,646	4,712
Total Value and Income Earned	50,606,672				94,443,939	69,754

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.2%)	Value
Consumer Discretionary (13.1%)
21,860	Comcast Corporation	$1,234,434
8,800	Delphi Automotive plc	701,712
9,300	Dollar General Corporation[a]	701,034
10,000	Foot Locker, Inc.	630,000
10,200	Harley-Davidson, Inc.	619,548
8,680	Home Depot, Inc.	986,135
12,450	Jarden Corporation[a]	658,605
600	Priceline Group, Inc.[a]	698,490
25,120	Service Corporation International	654,376
5,100	Signet Jewelers, Ltd.	707,829
20,120	Twenty-First Century Fox, Inc.	680,861
9,000	Walt Disney Company	944,010
7,160	Wyndham Worldwide Corporation	647,765

	Total	9,864,799

Consumer Staples (8.4%)
5,800	Constellation Brands, Inc.[a]	674,018
11,060	CVS Health Corporation	1,141,503
15,000	Diamond Foods, Inc.[a]	488,550
3,700	Energizer Holdings, Inc.	510,785
8,550	Estee Lauder Companies, Inc.	711,018
9,710	Kroger Company	744,369
10,270	Lorillard, Inc.	671,144
17,700	Mondelez International, Inc.	638,793
14,510	Natural Grocers by Vitamin Cottage, Inc.[a]	400,621
8,530	WhiteWave Foods Company[a]	378,220

	Total	6,359,021

Energy (6.6%)
12,160	Chevron Corporation	1,276,557
2,990	Dril-Quip, Inc.[a]	204,486
7,580	EQT Corporation	628,155
6,320	FMC Technologies, Inc.[a]	233,903
9,130	Hess Corporation	619,653
5,020	Marathon Petroleum Corporation	513,998
8,950	Occidental Petroleum Corporation	653,350
10,500	Schlumberger, Ltd.	876,120

	Total	5,006,222

Financials (17.4%)
9,000	Aflac, Inc.	576,090
12,700	American International Group, Inc.	695,833
78,880	Bank of America Corporation	1,213,963
38,100	Boston Private Financial Holdings, Inc.	462,915
7,300	Boston Properties, Inc.	1,025,504
13,820	Capital One Financial Corporation	1,089,293
24,200	CBRE Group, Inc.[a]	936,782
29,500	Citigroup, Inc.	1,519,840
12,600	Invesco, Ltd.	500,094
41,800	KeyCorp	591,888
3,920	M&T Bank Corporation	497,840
8,690	McGraw-Hill Financial, Inc.	898,546
16,900	NASDAQ OMX Group, Inc.	860,886
31,100	New Senior Investment Group, Inc.[b]	517,193
58,460	Regions Financial Corporation	552,447
6,170	Reinsurance Group of America, Inc.	574,982
5,000	SL Green Realty Corporation	641,900

	Total	13,155,996

Health Care (14.6%)
8,000	Aetna, Inc.	852,240
8,610	Air Methods Corporation[a,b]	401,140
1,700	Biogen, Inc.[a]	717,808
8,090	BioMarin Pharmaceutical, Inc.[a]	1,008,176

Shares	Common Stock (98.2%)	Value
Health Care (14.6%) - continued
14,180	Bristol-Myers Squibb Company	$914,610
11,400	Catamaran Corporation[a]	678,756
8,490	Endo International plc[a]	761,553
10,090	HCA Holdings, Inc.[a]	759,071
4,200	McKesson Corporation	950,040
4,630	Medivation, Inc.[a]	597,594
10,800	Medtronic, Inc.	842,292
3,500	Shire Pharmaceuticals Group plc ADR	837,515
4,863	Valeant Pharmaceuticals International, Inc.[a]	965,889
6,100	Vertex Pharmaceuticals, Inc.[a]	719,617

	Total	11,006,301

Industrials (11.1%)
13,420	Alaska Air Group, Inc.	888,136
13,650	Danaher Corporation	1,158,885
6,620	FedEx Corporation	1,095,279
4,990	Genesee & Wyoming, Inc.[a]	481,236
4,410	IDEX Corporation	334,410
15,200	Ingersoll-Rand plc	1,034,816
8,890	Manpower, Inc.	765,873
9,090	Pall Corporation	912,545
17,010	US Airways Group, Inc.	897,788
6,350	WABCO Holdings, Inc.[a]	780,288

	Total	8,349,256

Information Technology (18.8%)
16,470	Adobe Systems, Inc.[a]	1,217,792
11,600	Analog Devices, Inc.	730,800
16,440	Apple, Inc.	2,045,629
9,080	Cavium, Inc.[a]	643,045
23,120	Facebook, Inc.[a]	1,900,811
27,700	Gogo, Inc.[a,b]	527,962
3,640	Google, Inc., Class Aa	2,019,108
2,900	LinkedIn Corporation[a]	724,594
15,940	Monolithic Power Systems, Inc.	839,241
7,900	NXP Semiconductors NVa	792,844
35,880	Oracle Corporation	1,548,222
5,600	Salesforce.com, Inc.[a]	374,136
21,340	Total System Services, Inc.	814,121

	Total	14,178,305

Materials (3.4%)
7,240	Ashland, Inc.	921,724
4,230	Eagle Materials, Inc.	353,459
4,000	Ecolab, Inc.	457,520
13,020	Rock-Tenn Company	839,790

	Total	2,572,493

Telecommunications Services (1.9%)
7,710	SBA Communications Corporation[a]	902,841
15,510	T-Mobile US, Inc.[a]	491,512

	Total	1,394,353

Utilities (2.9%)
18,300	American Electric Power Company, Inc.	1,029,375
5,240	Atmos Energy Corporation	289,772
13,660	Edison International, Inc.	853,340

	Total	2,172,487

	Total Common Stock (cost $63,964,639)	74,059,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (1.4%)	Value
1,074,950	Thrivent Cash Management Trust	$1,074,950

	Total Collateral Held for Securities Loaned (cost $1,074,950)	1,074,950

Shares or Principal Amount	Short-Term Investments (1.0%)[c]	Value
	Thrivent Cash Management Trust
713,945	0.050%	713,945

	Total Short-Term Investments (at amortized cost)	713,945

	Total Investments (cost $65,753,534) 100.6%	$75,848,128

	Other Assets and Liabilities, Net (0.6%)	(452,651)

	Total Net Assets 100.0%	$75,395,477

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S.depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,298,639
Gross unrealized depreciation	(1,204,045)

Net unrealized appreciation (depreciation)	$10,094,594

Cost for federal income tax purposes	$65,753,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,864,799	9,864,799	–	–
Consumer Staples	6,359,021	6,359,021	–	–
Energy	5,006,222	5,006,222	–	–
Financials	13,155,996	13,155,996	–	–
Health Care	11,006,301	11,006,301	–	–
Industrials	8,349,256	8,349,256	–	–
Information Technology	14,178,305	14,178,305	–	–
Materials	2,572,493	2,572,493	–	–
Telecommunications Services	1,394,353	1,394,353	–	–
Utilities	2,172,487	2,172,487	–	–
Collateral Held for Securities Loaned	1,074,950	1,074,950	–	–
Short-Term Investments	713,945	713,945	–	–

Total	$75,848,128	$75,848,128	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$532,657	$5,782,503	$5,240,210	1,074,950	$1,074,950	$3,182
Cash Management Trust- Short Term Investment	1,141,464	4,732,272	5,159,791	713,945	713,945	189
Total Value and Income Earned	1,674,121				1,788,895	3,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (21.4%)
122,944	Amazon.com, Inc.[a]	$45,747,462
40,100	AutoZone, Inc.[a]	27,354,616
636,629	Comcast Corporation	35,950,440
237,980	Home Depot, Inc.	27,036,908
213,930	Kohl’s Corporation	16,740,022
292,300	Las Vegas Sands Corporation	16,088,192
211,950	NIKE, Inc.	21,264,944
323,890	Starbucks Corporation	30,672,383

	Total	220,854,967

Consumer Staples (1.2%)
103,920	Anheuser-Busch InBev NV ADR	12,668,887

	Total	12,668,887

Energy (6.4%)
234,000	EOG Resources, Inc.	21,455,460
245,950	EQT Corporation	20,381,877
1,995,881	Weatherford International, Ltd.[a]	24,549,336

	Total	66,386,673

Financials (10.0%)
313,027	Citigroup, Inc.	16,127,151
80,480	Intercontinental Exchange, Inc.	18,773,570
297,689	J.P. Morgan Chase & Company	18,034,000
145,350	MasterCard, Inc.	12,556,786
578,240	Visa, Inc.[b]	37,822,678

	Total	103,314,185

Health Care (18.1%)
516,970	Abbott Laboratories	23,951,220
98,320	Actavis plc[a]	29,261,998
129,010	Alexion Pharmaceuticals, Inc.[a]	22,357,433
380,442	Catamaran Corporation[a]	22,651,517
359,281	Cerner Corporation[a]	26,320,926
407,400	Gilead Sciences, Inc.[a]	39,978,162
184,735	Vertex Pharmaceuticals, Inc.[a]	21,793,188

	Total	186,314,444

Industrials (8.7%)
549,250	Delta Air Lines, Inc.	24,694,280
515,520	Ingersoll-Rand plc	35,096,601
273,470	Union Pacific Corporation	29,619,536

	Total	89,410,417

Information Technology (28.2%)
631,497	Apple, Inc.	78,577,172
353,450	ARM Holdings plc ADR	17,425,085
595,360	EMC Corporation	15,217,402
500,240	Facebook, Inc.[a]	41,127,232
46,249	Google, Inc., Class Aa	25,654,320
44,239	Google, Inc., Class Ca	24,242,972
92,760	LinkedIn Corporation[a]	23,177,014
384,650	Salesforce.com, Inc.[a]	25,698,466
46,900	Samsung Electronics Company, Ltd. GDR	30,164,184
119,740	VMware, Inc.[a]	9,819,877

	Total	291,103,724

	Total Common Stock (cost $744,998,287)	970,053,297

Shares	Collateral Held for Securities Loaned (0.9%)	Value
9,681,500	Thrivent Cash Management Trust	$9,681,500

	Total Collateral Held for Securities Loaned (cost $9,681,500)	9,681,500

Shares or Principal Amount	Short-Term Investments (6.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.103%, 4/17/2015d	1,999,908
	Federal Home Loan Mortgage Corporation Discount Notes
700,000	0.060%, 5/11/2015d	699,953
1,000,000	0.048%, 6/1/2015d	999,919
	Thrivent Cash Management Trust
58,132,398	0.050%	58,132,398

	Total Short-Term Investments (at amortized cost)	61,832,178

	Total Investments (cost $816,511,965) 100.9%	$1,041,566,975

	Other Assets and Liabilities, Net (0.9%)	(9,731,546)

	Total Net Assets 100.0%	$1,031,835,429

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2015, $2,999,816 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$236,931,406
Gross unrealized depreciation	(11,876,396)

Net unrealized appreciation (depreciation)	$225,055,010

Cost for federal income tax purposes	$816,511,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	220,854,967	220,854,967	–	–
Consumer Staples	12,668,887	12,668,887	–	–
Energy	66,386,673	66,386,673	–	–
Financials	103,314,185	103,314,185	–	–
Health Care	186,314,444	186,314,444	–	–
Industrials	89,410,417	89,410,417	–	–
Information Technology	291,103,724	291,103,724	–	–
Collateral Held for Securities Loaned	9,681,500	9,681,500	–	–
Short-Term Investments	61,832,178	58,132,398	3,699,780	–

Total	$1,041,566,975	$1,037,867,195	$3,699,780	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,463	8,463	–	–

Total Asset Derivatives	$8,463	$8,463	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	722	June 2015	$28,102,352	$28,110,815	$8,463
Total Futures Contracts					$8,463

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$1,559,250	$40,962,550	$32,840,300	9,681,500	$9,681,500	$998
Cash Management Trust-Short Term Investment	50,516,790	47,782,318	40,166,710	58,132,398	58,132,398	8,184
Total Value and Income Earned	52,076,040				67,813,898	9,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (24.8%)
9,430	Amazon.com, Inc.[a]	$3,508,903
1,470	AutoZone, Inc.[a]	1,002,775
6,000	BorgWarner, Inc.	362,880
11,100	CarMax, Inc.[a]	766,011
250	Chipotle Mexican Grill, Inc.[a]	162,635
1,700	Ctrip.com International, Ltd. ADR[a]	99,654
5,400	Delphi Automotive plc	430,596
166	Flipkart, Ltd.*,a,b	18,628
25,100	Hanesbrands, Inc.	841,101
7,800	Home Depot, Inc.	886,158
8,200	Las Vegas Sands Corporation	451,328
15,800	Lowe’s Companies, Inc.	1,175,362
38,470	MGM Resorts International[a,c]	809,024
1,600	Netflix, Inc.a	666,704
5,200	NIKE, Inc.	521,716
2,250	Priceline Group, Inc.[a]	2,619,338
4,600	Ross Stores, Inc.	484,656
2,700	Sherwin-Williams Company	768,150
9,500	Starbucks Corporation	899,650
4,500	Tesla Motors, Inc.[a,c]	849,465
10,100	Tractor Supply Company	859,106
2,900	Under Armour, Inc.[a]	234,175
31,700	Vipshop Holdings, Ltd. ADR[a,c]	933,248
11,900	Walt Disney Company	1,248,191
142,800	Wynn Macau, Ltd.[c]	308,608
5,750	Wynn Resorts, Ltd.	723,810

	Total	21,631,872

Consumer Staples (2.8%)
2,700	Costco Wholesale Corporation	409,036
9,200	CVS Health Corporation	949,532
4,200	Estee Lauder Companies, Inc.	349,272
8,500	Walgreens Boots Alliance, Inc.	719,780

	Total	2,427,620

Energy (2.3%)
1,000	Concho Resources, Inc.[a]	115,920
6,100	Continental Resources, Inc.[a]	266,387
1,800	EOG Resources, Inc.	165,042
6,200	EQT Corporation	513,794
3,300	Pioneer Natural Resources Company	539,583
7,525	Range Resources Corporation	391,601

	Total	1,992,327

Financials (11.0%)
13,300	American Tower Corporation	1,252,195
1,100	BlackRock, Inc.	402,424
12,100	Crown Castle International Corporation	998,734
2,600	Intercontinental Exchange, Inc.	606,502
21,400	MasterCard, Inc.	1,848,746
27,400	Morgan Stanley	977,906
7,700	State Street Corporation	566,181
13,100	TD Ameritrade Holding Corporation	488,106
38,300	Visa, Inc.	2,505,203

	Total	9,645,997

Health Care (21.3%)
6,767	Actavis plc[a]	2,013,995
7,500	Alexion Pharmaceuticals, Inc.[a]	1,299,750
3,100	Anthem, Inc.	478,671
4,160	Biogen, Inc.[a]	1,756,518
4,400	BioMarin Pharmaceutical, Inc.[a]	548,328
11,700	Celgene Corporation[a]	1,348,776
18,440	Gilead Sciences, Inc.[a]	1,809,517
4,400	Humana, Inc.	783,288

Shares	Common Stock (97.3%)	Value
Health Care (21.3%) - continued
6,700	Incyte Corporation[a]	$614,122
2,060	Intuitive Surgical, Inc.[a]	1,040,362
8,500	McKesson Corporation	1,922,700
4,200	Pharmacyclics, Inc.[a]	1,074,990
1,500	Regeneron Pharmaceuticals, Inc.[a]	677,220
6,500	UnitedHealth Group, Inc.	768,885
9,300	Valeant Pharmaceuticals International, Inc.[a]	1,847,166
5,000	Vertex Pharmaceuticals, Inc.[a]	589,850

	Total	18,574,138

Industrials (12.1%)
10,200	Boeing Company	1,530,816
21,500	Danaher Corporation	1,825,350
3,800	FedEx Corporation	628,710
8,300	Flowserve Corporation	468,867
4,200	JB Hunt Transport Services, Inc.	358,659
6,000	Precision Castparts Corporation	1,260,000
5,600	Roper Industries, Inc.	963,200
10,000	Tyco International plc	430,600
10,900	United Continental Holdings, Inc.[a]	733,025
31,000	US Airways Group, Inc.	1,636,180
7,200	Wabtec Corporation	684,072

	Total	10,519,479

Information Technology (21.7%)
15,072	Alibaba Group Holding, Ltd. ADR[a,c]	1,254,593
20,900	Apple, Inc.	2,600,587
3,380	ASML Holding NVc	341,481
6,600	Baidu.com, Inc. ADR[a]	1,375,440
25,300	Facebook, Inc.[a]	2,080,040
4,400	Fiserv, Inc.[a]	349,360
4,150	Google, Inc., Class Aa	2,302,005
4,350	Google, Inc., Class Ca	2,383,800
2,700	LinkedIn Corporation[a]	674,622
7,800	Mobileye NVa	327,834
328	NAVER Corporation	197,884
4,200	NetSuite, Inc.[a,c]	389,592
1,500	Palo Alto Networks, Inc.[a]	219,120
7,400	Pandora Media, Inc.[a]	119,954
7,900	Red Hat, Inc.[a]	598,425
18,600	Salesforce.com, Inc.[a]	1,242,666
4,600	SanDisk Corporation	292,652
5,700	ServiceNow, Inc.[a]	449,046
37,800	Tencent Holdings, Ltd.	717,819
12,300	Twitter, Inc.[a]	615,984
4,400	Workday, Inc.[a]	371,404

	Total	18,904,308

Materials (1.3%)
3,200	Ashland, Inc.	407,392
6,700	E.I. du Pont de Nemours and Company	478,849
2,000	Martin Marietta Materials, Inc.	279,600

	Total	1,165,841

	Total Common Stock (cost $47,744,055)	84,861,582

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%)
2,943	AirBNB, Inc.*,a,b	119,818
7,282	Dropbox, Inc., Class A*,a,b	139,095
58	Flipkart, Ltd. Series A Preference Shares*,a,b	6,509

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%) - continued
100	Flipkart, Ltd. Series C Preference Shares*,a,b	$11,475
187	Flipkart, Ltd. Series E Preference Shares*,a,b	21,642
843	Flipkart, Ltd. Series G Preference Shares*,a,b	100,958

	Total	399,497

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	1,152

	Total	1,152

	Total Preferred Stock (cost $433,283)	400,649

Shares	Collateral Held for Securities Loaned (5.5%)	Value
4,760,950	Thrivent Cash Management Trust	4,760,950

	Total Collateral Held for Securities Loaned (cost $4,760,950)	4,760,950

Shares or Principal Amount	Short-Term Investments (2.4%)[d]	Value
	Thrivent Cash Management Trust
2,060,288	0.050%	2,060,288

	Total Short-Term Investments (at amortized cost)	2,060,288

	Total Investments (cost $54,998,576) 105.6%	$92,083,469

	Other Assets and Liabilities, Net (5.6%)	(4,922,093)

	Total Net Assets 100.0%	$87,161,376

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
AirBNB, Inc.	4/16/2014	$119,818
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
LivingSocial.com, Convertible	11/18/2011	34,082

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$38,120,226
Gross unrealized depreciation	(1,035,333)

Net unrealized appreciation (depreciation)	$37,084,893

Cost for federal income tax purposes	$54,998,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	21,631,872	21,304,636	308,608	18,628
Consumer Staples	2,427,620	2,427,620	–	–
Energy	1,992,327	1,992,327	–	–
Financials	9,645,997	9,645,997	–	–
Health Care	18,574,138	18,574,138	–	–
Industrials	10,519,479	10,519,479	–	–
Information Technology	18,904,308	17,988,605	915,703	–
Materials	1,165,841	1,165,841	–	–
Preferred Stock
Consumer Discretionary	399,497	–	–	399,497
Information Technology	1,152	–	–	1,152
Collateral Held for Securities Loaned	4,760,950	4,760,950	–	–
Short-Term Investments	2,060,288	2,060,288	–	–

Total	$92,083,469	$90,439,881	$1,224,311	$419,277

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$2,334,117	$7,896,400	$5,469,567	4,760,950	$4,760,950	$875
Cash Management Trust- Short Term Investment	1,258,543	4,345,889	3,544,144	2,060,288	2,060,288	157
Total Value and Income Earned	3,592,660				6,821,238	1,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (10.3%)
382,230	CBS Corporation	$23,174,605
359,840	Delphi Automotive plc	28,693,641
613,000	Lowe’s Companies, Inc.	45,601,070
176,210	Time Warner Cable, Inc.	26,410,355

	Total	123,879,671

Consumer Staples (6.5%)
416,070	CVS Health Corporation	42,942,585
110,500	Kimberly-Clark Corporation	11,835,655
408,872	Mondelez International, Inc.	14,756,190
124,109	Philip Morris International, Inc.	9,349,131

	Total	78,883,561

Energy (10.8%)
279,400	Cameron International Corporation[a]	12,606,528
144,375	Chevron Corporation	15,156,487
214,138	EOG Resources, Inc.	19,634,313
234,769	EQT Corporation	19,455,307
750,651	Marathon Oil Corporation	19,599,498
499,700	Total SA ADR[b]	24,815,102
1,572,000	Weatherford International, Ltd.[a]	19,335,600

	Total	130,602,835

Financials (23.0%)
115,980	ACE, Ltd.	12,930,610
202,330	Allstate Corporation	14,399,826
2,074,990	Bank of America Corporation	31,934,096
379,900	Blackstone Group, LP	14,774,311
348,300	Capital One Financial Corporation	27,453,006
414,750	Charles Schwab Corporation	12,624,990
856,150	Citigroup, Inc.	44,108,848
401,600	Comerica, Inc.	18,124,208
57,400	Intercontinental Exchange, Inc.	13,389,698
562,960	Invesco, Ltd.	22,343,883
594,920	MetLife, Inc.	30,073,206
763,360	Morgan Stanley	27,244,319
59,759	SVB Financial Group[a]	7,591,783

	Total	276,992,784

Health Care (14.7%)
125,900	Amgen, Inc.	20,125,115
358,790	Baxter International, Inc.	24,577,115
172,300	Express Scripts Holding Company[a]	14,950,471
74,735	Johnson & Johnson	7,518,341
223,790	Medtronic, Inc.	17,453,382
751,700	Merck & Company, Inc.	43,207,716
655,000	Pfizer, Inc.	22,787,450
225,347	UnitedHealth Group, Inc.	26,656,297

	Total	177,275,887

Industrials (9.2%)
98,100	Boeing Company	14,722,848
751,200	CSX Corporation	24,879,744
190,000	Fluor Corporation	10,860,400
203,840	Honeywell International, Inc.	21,262,550
261,800	Ingersoll-Rand plc	17,823,344
206,600	Jacobs Engineering Group, Inc.[a]	9,330,056
180,440	Pentair, Ltd.	11,347,872

	Total	110,226,814

Information Technology (15.1%)
1,833,790	Cisco Systems, Inc.	50,475,070
598,800	EMC Corporation	15,305,328
547,510	Microsoft Corporation	22,259,019
666,600	Oracle Corporation	28,763,790

Shares	Common Stock (98.1%)	Value
Information Technology (15.1%) - continued
35,950	Samsung Electronics Company, Ltd. GDR	$23,121,587
421,300	Teradata Corporation[a]	18,596,182
404,890	Texas Instruments, Inc.	23,153,634

	Total	181,674,610

Materials (3.1%)
188,000	Celanese Corporation	10,501,680
282,980	Dow Chemical Company	13,577,380
274,190	Nucor Corporation	13,032,251

	Total	37,111,311

Telecommunications Services (1.9%)
464,714	Verizon Communications, Inc.	22,599,042

	Total	22,599,042

Utilities (3.5%)
227,690	NiSource, Inc.	10,054,790
615,880	PG&E Corporation	32,684,752

	Total	42,739,542

	Total Common Stock (cost $875,980,067)	1,181,986,057

Shares	Collateral Held for Securities Loaned (2.0%)	Value
23,878,400	Thrivent Cash Management Trust	23,878,400

	Total Collateral Held for Securities Loaned (cost $23,878,400)	23,878,400

Shares or Principal Amount	Short-Term Investments (1.7%)[c]	Value
20,576,362	Thrivent Cash Management Trust 0.050%	20,576,362

	Total Short-Term Investments (at amortized cost)	20,576,362

	Total Investments (cost $920,434,829) 101.8%	$1,226,440,819

	Other Assets and Liabilities, Net (1.8%)	(22,138,531)

	Total Net Assets 100.0%	$1,204,302,288

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$324,825,267
Gross unrealized depreciation	(18,819,277)

Net unrealized appreciation (depreciation)	$306,005,990

Cost for federal income tax purposes	$920,434,829

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	123,879,671	123,879,671	–	–
Consumer Staples	78,883,561	78,883,561	–	–
Energy	130,602,835	130,602,835	–	–
Financials	276,992,784	276,992,784	–	–
Health Care	177,275,887	177,275,887	–	–
Industrials	110,226,814	110,226,814	–	–
Information Technology	181,674,610	181,674,610	–	–
Materials	37,111,311	37,111,311	–	–
Telecommunications Services	22,599,042	22,599,042	–	–
Utilities	42,739,542	42,739,542	–	–
Collateral Held for Securities Loaned	23,878,400	23,878,400	–	–
Short-Term Investments	20,576,362	20,576,362	–	–

Total	$1,226,440,819	$1,226,440,819	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$37,144,725	$38,027,600	$51,293,925	23,878,400	$23,878,400	$16,973
Cash Management Trust-Short Term Investment	20,638,983	32,711,445	32,774,066	20,576,362	20,576,362	2,788
Total Value and Income Earned	57,783,708				44,454,762	19,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (86.8%)	Value
Consumer Discretionary (11.1%)
7,300	Accor SA	$380,665
39,042	Amazon.com, Inc.[a]	14,527,528
25,540	AutoZone, Inc.[a]	17,422,366
3,900	Bayerische Motoren Werke AG	360,225
19,000	Berkeley Group Holdings plc	742,437
4,800	Brembo SPA	196,144
5,600	Bridgestone Corporation	224,224
7,600	Chiyoda Company, Ltd.	171,148
251,600	Comcast Corporation	14,207,852
42,500	Delphi Automotive plc	3,388,950
101,400	EDION Corporation[b]	762,160
21,600	Electrolux ABb	617,078
479,205	Enterprise Inns plc[a]	709,097
59,000	Gunze, Ltd.	157,684
51,100	Hakuhodo Dy Holdings, Inc.	543,259
31,500	Haseko Corporation	306,839
7,500	Heiwa Corporation	147,324
52,900	Honda Motor Company, Ltd.	1,726,812
27,700	Informa plc	231,235
31,800	JM AB	1,057,443
228,145	Kongsberg Automotive ASA[a]	167,851
215,175	Las Vegas Sands Corporation	11,843,232
39,000	Luk Fook Holdings International, Ltd.	108,751
39,000	NOK Corporation	1,172,634
47,800	Persimmon plc	1,177,952
2,300	Porsche Automobil Holding SE	225,234
2,500	Rinnai Corporation	185,277
55,392	Slater & Gordon, Ltd.[c]	318,562
36,928	Slater & Gordon, Ltd. Rights[a,c]	3
207,460	Starbucks Corporation	19,646,462
53,500	Sumitomo Forestry Company, Ltd.	584,166
12,100	Sumitomo Rubber Industries, Ltd.	223,044
5,500	Suzuki Motor Corporation	165,188
56,400	UBM plc	441,720
4,106	Valora Holding AG	915,533
15,000	Wacoal Holdings Corporation	168,601
29,900	WH Smith plc	574,507
14,300	Wolters Kluwer NV	466,960
8,600	WPP plc	195,310

	Total	96,461,457

Consumer Staples (6.4%)
8,800	AarhusKarlshamn AB	494,011
112,650	Anheuser-Busch InBev NV ADR	13,733,161
1,754	Associated British Foods plc	73,200
26,083	Britvic plc	283,172
1,900	Casino Guichard Perrachon SA	168,237
4,219	Cranswick plc	85,928
98,600	CVS Health Corporation	10,176,506
13,800	Fuji Oil Company, Ltd.	219,938
1,500	Henkel AG & Company KGaA	154,789
40,473	J Sainsbury plc	155,311
129,700	Kimberly-Clark Corporation	13,892,167
6,900	KOSE Corporation	380,547
4,858	Leroy Seafood Group ASA	141,395
168,285	Philip Morris International, Inc.	12,676,909
9,089	Reckitt Benckiser Group plc	780,792
25,603	SalMar ASA	367,760
25,800	Suedzucker AGb	315,029
32,800	Swedish Match AB	964,408
49,127	Tate & Lyle plc	435,426

	Total	55,498,686

Energy (7.8%)
221,632	BW Offshore, Ltd.	153,039
178,890	Cameron International Corporation[a]	8,071,517

Shares	Common Stock (86.8%)	Value
Energy (7.8%) - continued
24,300	Ensco plc	$512,001
83,540	EOG Resources, Inc.	7,659,783
79,500	EQT Corporation	6,588,165
79,700	ERG SPA	1,042,933
29,700	Hunting plc	216,010
368,850	Marathon Oil Corporation	9,630,673
55,200	Premier Oil plc	107,361
16,512	Royal Dutch Shell plc	492,694
76,907	Royal Dutch Shell plc, Class B	2,395,667
126,000	Santos, Ltd.	681,583
65,300	Showa Shell Sekiyu KK	596,423
21,685	Statoil ASA	383,421
15,200	Total SA	755,544
104,890	Total SA ADR[b]	5,208,837
1,718,010	Weatherford International, Ltd.[a]	21,131,523
57,900	Woodside Petroleum, Ltd.	1,516,917
49,700	WorleyParsons, Ltd.	359,689

	Total	67,503,780

Financials (17.7%)
91,880	ACE, Ltd.	10,243,701
33,000	Allianz SE	5,729,325
162,214	Amlin plc	1,214,780
24,600	Banco Santander SA	184,410
75,900	Bank Hapoalim, Ltd.	364,954
225,134	Bank of America Corporation	3,464,812
54,000	Bank of Kyoto, Ltd.	565,970
71,900	Bank of Queensland, Ltd.	753,424
148,000	Bank of Yokohama, Ltd.	866,783
102,900	BinckBank NV	836,119
175,200	Blackstone Group, LP	6,813,528
4,000	Bolsas y Mercados Espanoles SA	178,132
121,000	Capitacommercial Trust[a]	155,752
79,710	Capital One Financial Corporation	6,282,742
38,300	Capital Shopping Centres Group plc	197,455
114,000	Cheung Kong Holdings, Ltd.	2,329,080
37,000	Chiba Bank, Ltd.	271,175
293,980	Citigroup, Inc.	15,145,850
37,500	CNP Assurances	657,247
127,450	Comerica, Inc.	5,751,818
17,500	Commonwealth Bank of Australia	1,241,285
49,000	Daishi Bank, Ltd.	172,442
12,300	Daito Trust Construction Company, Ltd.	1,373,489
66	Daiwa House Residential Investment Corporation	143,995
47,000	Daiwa Securities Group, Inc.	369,979
7,450	Delta Lloyd NV	140,506
4,800	Deutsche Boerse AG	391,721
76,200	DEXUS Property Group	438,689
156,400	Direct Line Insurance Group plc	738,048
37,710	DnB ASA	605,235
3,400	Eurocommercial Properties NV	155,834
158,000	First Pacific Company, Ltd.	157,742
90,000	FlexiGroup, Ltd.[b]	235,747
256,000	Fukuoka Financial Group, Inc.	1,316,476
14,859	Hamborner REIT AG	163,453
14,900	Hannover Rueckversicherung SE	1,539,680
132,000	Hansteen Holdings plc	239,473
709,000	HSBC Holdings plc	6,041,663
32,900	Hufvudstaden ABb	451,158
8,478	IG Group Holdings plc	89,023
50,100	Intercontinental Exchange, Inc.	11,686,827
152,341	Intermediate Capital Group plc	1,136,261
255,760	Invesco, Ltd.	10,151,114
173,500	Investec plc	1,438,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (86.8%)	Value
Financials (17.7%) - continued
14,970	iShares MSCI EAFE Index Fund	$960,625
345,249	J.P. Morgan Chase & Company	20,915,184
43	Japan Prime Realty Investment Corporation	148,077
3,500	Julius Baer Group, Ltd.[a]	174,943
6,300	L E Lundbergforetagen AB	287,548
189,000	Link REIT	1,165,976
76,000	Man Group plc	229,242
4,779	Mapletree Commercial Trust	5,572
10,000	Muenchener Rueckversicherungs-Gesellschaft AG	2,148,813
8,300	National Australia Bank, Ltd.	242,976
26	Nomura Real Estate Residential Fund, Inc.	144,442
79,400	Old Mutual plc	260,643
72,990	Oversea-Chinese Banking Corporation, Ltd.	562,053
69,000	Phoenix Group Holdings	830,125
88,000	Resona Holdings, Inc.	436,723
8,800	Sampo Oyj	443,856
7,400	SCOR SE	249,584
74,000	SEGRO plc	456,963
144,100	Skandinaviska Enskilda Banken AB	1,681,897
400	St. Galler Kantonalbank AG	142,107
20,800	Standard Chartered plc	336,890
326,602	Stockland	1,115,863
169,000	Sumitomo Mitsui Trust Holdings, Inc.	702,039
61,300	Swedbank AB	1,463,459
1,100	Swiss Life Holding AGa	271,752
34,500	Swiss Re AG	3,327,800
53,500	T&D Holdings, Inc.	734,882
5,000	Talanx AG	156,596
1,400	Tryg ASb	164,652
94,100	UNIQA Insurance Group AG	851,513
95,017	United Overseas Bank, Ltd.	1,592,691
5,000	Vastned Retail NV	244,916
9,300	Wallenstam AB	153,578
89,070	Westpac Banking Corporation	2,662,395
16,000	Zurich Insurance Group AGa	5,408,036

	Total	153,100,231

Health Care (13.0%)
28,400	Actavis plc[a]	8,452,408
26,800	Amgen, Inc.	4,283,980
62,220	Baxter International, Inc.	4,262,070
120,666	Catamaran Corporation[a]	7,184,454
117,350	Cerner Corporation[a]	8,597,061
4,500	Fresenius Medical Care AG & Company	374,046
3,900	Gerresheimer AG	214,651
87,739	Gilead Sciences, Inc.[a]	8,609,828
62,640	GlaxoSmithKline plc	1,441,963
26,300	Hikma Pharmaceuticals plc	827,757
6,967	ICON plc[a]	491,383
191,900	Johnson & Johnson	19,305,140
17,000	Kaken Pharmaceutical Company, Ltd.	491,464
29,500	KYORIN Holdings, Inc.	705,241
375,090	Merck & Company, Inc.	21,560,173
19,300	Novartis AG	1,904,919
38,900	Otsuka Holdings Company, Ltd.	1,216,935
397,000	Pfizer, Inc.	13,811,630
3,200	Sanofi	316,028
73,682	Vertex Pharmaceuticals, Inc.[a]	8,692,266

	Total	112,743,397

Shares	Common Stock (86.8%)	Value
Industrials (8.0%)
16,600	Actividades de Construccion y Servicios SA	$587,543
178,565	Air New Zealand, Ltd.	363,207
210,000	ALS, Ltd.	788,787
58,900	Berendsen plc	974,339
125,180	Boeing Company	18,787,014
1,400	Bucher Industries AG	337,145
45,765	Cardno, Ltd.[b]	113,551
32,200	Carillion plc	155,829
43,700	COMSYS Holdings Corporation	539,116
16,600	CTT-Correios de Portugal SA	177,739
21,000	Dai Nippon Printing Company, Ltd.	203,976
273,870	Delta Air Lines, Inc.	12,313,195
32,300	Deutsche Post AG	1,006,299
47,900	Fenner plc	142,421
7,100	Go-Ahead Group plc	244,658
23,200	Hitachi Construction Machinery Company, Ltd.	404,982
9,100	Hoshizaki Electric Company, Ltd.	590,943
10,000	Inaba Denki Sangyo Company, Ltd.	362,000
38,700	Intrum Justitia AB	1,085,710
87,500	ITOCHU Corporation	946,914
3,629	Jardine Matheson Holdings, Ltd.	229,321
7,000	JGC Corporation	139,003
3,900	Kanamoto Company, Ltd.	112,253
46,700	KITZ Corporation	230,156
50,000	Komatsu, Ltd.	980,134
16,300	KONE Oyj[b]	722,744
6,400	Koninklijke Boskalis Westminster NV	315,446
30,800	Leighton Holdings, Ltd.	493,529
21,000	Mitsuboshi Belting, Ltd.	168,536
4,600	NCC AB	152,210
13,700	Nippon Konpo Unyu Soko Company, Ltd.	240,009
16,000	Nisshinbo Holdings, Inc.	153,526
38,800	Nitto Kogyo Corporation	721,000
3,798	Rieter Holding AGa	603,149
27,800	Sandvik AB	311,306
100	Schweiter Technologies AG	85,755
35,400	Securitas AB	508,217
22,200	Siemens AG	2,401,013
13,000	Takasago Thermal Engineering Company, Ltd.	162,216
10,500	Teleperformance SA	719,580
32,000	Toppan Printing Company, Ltd.	246,155
176,450	Union Pacific Corporation	19,111,299
20,000	Weir Group plc	504,670

	Total	69,436,595

Information Technology (15.6%)
307,688	Apple, Inc.	38,285,618
21,500	Brother Industries, Ltd.	341,589
81,600	Canon, Inc.	2,887,114
187,750	Cisco Systems, Inc.	5,167,819
14,144	Dialog Semiconductor plc[a]	636,215
485,600	EMC Corporation	12,411,936
94,775	Facebook, Inc.[a]	7,791,927
70,100	FUJIFILM Holdings NPV	2,493,917
23,794	Google, Inc., Class Aa	13,198,532
23,844	Google, Inc., Class Ca	13,066,512
28,000	Hitachi Kokusai Electric, Inc.	375,106
19,300	Hoya Corporation	772,663
18,300	NEC Networks & System Integration Corporation	368,197
37,300	Optimal Payments plc[a]	290,952
3,600	Oracle Corporation Japan	154,921

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (86.8%)	Value
Information Technology (15.6%) - continued
10,350	Orbotech, Ltd.[a]	$165,910
4,400	Otsuka Corporation	187,507
128,650	Salesforce.com, Inc.[a]	8,595,106
20,100	Samsung Electronics Company, Ltd. GDR	12,927,508
16,300	TE Connectivity, Ltd.	1,167,406
169,600	Telefonaktiebolaget LM Ericsson	2,129,318
131,050	Teradata Corporation[a]	5,784,547
72,615	VMware, Inc.[a]	5,955,156

	Total	135,155,476

Materials (2.7%)
10,600	APERAM[a]	425,200
26,000	Asahi Kasei Corporation	248,290
62,200	BillerudKorsnas AB	1,001,828
136,850	Celanese Corporation	7,644,441
36,300	Daicel Corporation	432,678
148,700	Dow Chemical Company	7,134,626
400	EMS-CHEMIE Holding AG	162,656
400	Givaudan SA	722,659
7,200	Holmen AB	242,892
305,260	Norsk Hydro ASA	1,604,549
7,600	Novozymes AS	346,932
55,700	Outokumpu Oyj[a]	442,670
34,800	Stora Enso Oyj	357,814
63,000	Sumitomo Metal Mining Company, Ltd.	920,791
27,000	Sumitomo Seika Chemicals Company, Ltd.	192,062
46,600	UPM-Kymmene Oyj	905,292
22,700	Vedanta Resources plc	167,720

	Total	22,953,100

Telecommunications Services (0.9%)
23,700	Belgacom SA	829,219
233,800	Bezeq Israel Telecommunication Corporation, Ltd.	435,369
136,164	BT Group plc	884,769
36,400	Elisa Oyj[b]	914,130
32,800	Freenet AG	985,683
527,617	KCOM Group plc	712,322
128,300	Orange SA	2,060,434
16,698	TDC AS	119,640
75,500	Tele2 AB	903,041

	Total	7,844,607

Utilities (3.6%)
604,200	A2A SPA	627,375
26,500	E.ON SE	394,025
4,200	Electric Power Development Company, Ltd.	141,486
413,000	Electricidade de Portugal SA	1,546,739
287,800	Enel SPA	1,300,110
25,500	Hokuriku Electric Power Company	337,428
11,169	National Grid plc	143,588
289,430	NiSource, Inc.	12,781,229
203,800	PG&E Corporation	10,815,666
152,300	Redes Energeticas Nacionais SGPS SA	447,360
33,379	Severn Trent plc	1,017,472
103,600	United Utilities Group plc	1,432,499

	Total	30,984,977

	Total Common Stock (cost $621,615,071)	751,682,306

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,900	Henkel AG & Company KGaA	$223,176

	Total	223,176

	Total Preferred Stock (cost $224,515)	223,176

Shares	Collateral Held for Securities Loaned (1.1%)	Value
9,710,192	Thrivent Cash Management Trust	9,710,192

	Total Collateral Held for Securities Loaned (cost $9,710,192)	9,710,192

Shares or Principal Amount	Short-Term Investments (13.2%)[d]	Value
	Federal Home Loan Bank Discount Notes
6,300,000	0.084%, 4/10/2015[e]	6,299,868
4,200,000	0.090%, 4/22/2015[e]	4,199,779
	Federal Home Loan Mortgage Corporation Discount Notes
3,500,000	0.060%, 5/11/2015[e]	3,499,767
200,000	0.065%, 5/26/2015[e]	199,980
4,000,000	0.080%, 6/11/2015[e]	3,999,369
100,000	0.090%, 6/17/2015[e]	99,981
	Federal National Mortgage Association Discount Notes
1,447,000	0.065%, 5/27/2015[e]	1,446,853
4,167,000	0.065%, 6/3/2015	4,166,526
	Thrivent Cash Management Trust
89,907,964	0.050%	89,907,964

	Total Short-Term Investments (at amortized cost)	113,820,087

	Total Investments (cost $745,369,865) 101.1%	$875,435,761

	Other Assets and Liabilities, Net (1.1%)	(9,578,375)

	Total Net Assets 100.0%	$865,857,386

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	At March 31, 2015, $18,898,683 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$147,152,063
Gross unrealized depreciation	(17,086,167)

Net unrealized appreciation (depreciation)	$130,065,896

Cost for federal income tax purposes	$745,369,865

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	96,461,457	81,036,390	15,106,502	318,565
Consumer Staples	55,498,686	50,478,743	5,019,943	–
Energy	67,503,780	58,802,499	8,701,281	–
Financials	153,100,231	91,416,201	61,684,030	–
Health Care	112,743,397	105,250,393	7,493,004	–
Industrials	69,436,595	50,211,508	19,225,087	–
Information Technology	135,155,476	124,517,977	10,637,499	–
Materials	22,953,100	14,779,067	8,174,033	–
Telecommunications Services	7,844,607	–	7,844,607	–
Utilities	30,984,977	23,596,895	7,388,082	–
Preferred Stock
Consumer Staples	223,176	–	223,176	–
Collateral Held for Securities Loaned	9,710,192	9,710,192	–	–
Short-Term Investments	113,820,087	89,907,964	23,912,123	–

Total	$875,435,761	$699,707,829	$175,409,367	$318,565

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	538,491	538,491	–	–

Total Asset Derivatives	$538,491	$538,491	$–	$–

Liability Derivatives
Futures Contracts	1,096,369	1,096,369	–	–

Total Liability Derivatives	$1,096,369	$1,096,369	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	3,349	June 2015	$130,312,949	$130,392,132	$79,183
Mini MSCI EAFE Index Futures	462	June 2015	41,811,382	42,270,690	459,308
S&P 500 Index Mini-Futures	(829)	June 2015	(84,323,791)	(85,420,160)	(1,096,369)
Total Futures Contracts					($557,878)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$7,610,288	$32,485,232	$30,385,328	9,710,192	$9,710,192	$38,098
Cash Management Trust-Short Term Investment	76,762,661	57,500,202	44,354,899	89,907,964	89,907,964	12,719
Total Value and Income Earned	84,372,949				99,618,156	50,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.0%)	Value
Consumer Discretionary (12.1%)
9,400	Amazon.com, Inc.[a]	$3,497,740
1,800	AutoNation, Inc.[a]	115,794
800	AutoZone, Inc.[a]	545,728
4,600	Bed Bath & Beyond, Inc.[a]	353,165
7,175	Best Buy Company, Inc.	271,143
5,500	BorgWarner, Inc.	332,640
5,350	Cablevision Systems Corporation[b]	97,905
5,100	CarMax, Inc.[a]	351,951
11,050	Carnival Corporation	528,632
11,222	CBS Corporation	680,390
700	Chipotle Mexican Grill, Inc.[a]	455,378
6,800	Coach, Inc.	281,724
62,365	Comcast Corporation	3,521,752
8,150	D.R. Horton, Inc.	232,112
2,950	Darden Restaurants, Inc.	204,553
7,050	Delphi Automotive plc	562,167
12,350	DIRECTV[a]	1,050,985
3,550	Discovery Communications, Inc., Class Aa	109,198
6,650	Discovery Communications, Inc., Class Ca	196,009
7,500	Dollar General Corporation[a]	565,350
5,050	Dollar Tree, Inc.[a]	409,782
2,350	Expedia, Inc.	221,206
2,350	Family Dollar Stores, Inc.	186,214
96,911	Ford Motor Company	1,564,144
1,100	Fossil, Inc.[a]	90,695
5,550	Gannett Company, Inc.	205,794
6,562	Gap, Inc.	284,331
2,950	Garmin, Ltd.	140,184
33,238	General Motors Company	1,246,425
3,800	Genuine Parts Company	354,122
6,500	Goodyear Tire & Rubber Company	176,020
6,800	H&R Block, Inc.	218,076
9,900	Hanesbrands, Inc.	331,749
5,100	Harley-Davidson, Inc.	309,774
1,600	Harman International Industries, Inc.	213,808
2,700	Hasbro, Inc.[b]	170,748
32,450	Home Depot, Inc.	3,686,644
10,067	Interpublic Group of Companies, Inc.	222,682
16,150	Johnson Controls, Inc.	814,606
5,000	Kohl’s Corporation	391,250
3,450	Leggett & Platt, Inc.	159,010
4,400	Lennar Corporation	227,964
6,004	Limited Brands, Inc.	566,117
23,800	Lowe’s Companies, Inc.	1,770,482
8,418	Macy’s, Inc.	546,412
5,056	Marriott International, Inc.	406,098
8,250	Mattel, Inc.	188,512
23,350	McDonald’s Corporation	2,275,224
4,900	Michael Kors Holdings, Ltd.[a]	322,175
1,450	Mohawk Industries, Inc.[a]	269,337
1,400	Netflix, Inc.a	583,366
6,623	Newell Rubbermaid, Inc.	258,761
12,275	News Corporation[a]	196,523
17,200	NIKE, Inc.	1,725,676
3,350	Nordstrom, Inc.	269,072
6,100	Omnicom Group, Inc.	475,678
2,450	O’Reilly Automotive, Inc.[a]	529,788
1,200	Priceline Group, Inc.[a]	1,396,980
8,092	Pulte Group, Inc.	179,885
1,950	PVH Corporation	207,792
1,400	Ralph Lauren Corporation	184,100
5,050	Ross Stores, Inc.	532,068
4,050	Royal Caribbean Cruises, Ltd.	331,493
2,450	Scripps Networks Interactive, Inc.	167,972

Shares	Common Stock (95.0%)	Value
Consumer Discretionary (12.1%) - continued
1,950	Sherwin-Williams Company	$554,775
1,400	Snap-On, Inc.	205,884
15,725	Staples, Inc.	256,082
18,450	Starbucks Corporation	1,747,215
4,250	Starwood Hotels & Resorts Worldwide, Inc.	354,875
15,700	Target Corporation	1,288,499
2,650	Tiffany & Company	233,227
6,908	Time Warner Cable, Inc.	1,035,371
20,400	Time Warner, Inc.	1,722,576
16,700	TJX Companies, Inc.	1,169,835
3,250	Tractor Supply Company	276,445
2,700	TripAdvisor, Inc.[a]	224,559
44,700	Twenty-First Century Fox, Inc.	1,512,648
4,150	Under Armour, Inc.[a]	335,113
2,400	Urban Outfitters, Inc.[a]	109,560
8,350	VF Corporation	628,838
8,972	Viacom, Inc.	612,788
38,397	Walt Disney Company	4,027,461
1,857	Whirlpool Corporation	375,225
2,922	Wyndham Worldwide Corporation	264,353
1,900	Wynn Resorts, Ltd.	239,172
10,680	Yum! Brands, Inc.	840,730

	Total	56,978,286

Consumer Staples (9.2%)
48,450	Altria Group, Inc.	2,423,469
15,568	Archer-Daniels-Midland Company	737,923
3,737	Brown-Forman Corporation	337,638
4,400	Campbell Soup Company	204,820
3,250	Clorox Company	358,767
96,850	Coca-Cola Company	3,927,267
5,300	Coca-Cola Enterprises, Inc.	234,260
20,900	Colgate-Palmolive Company	1,449,206
10,450	ConAgra Foods, Inc.	381,738
4,150	Constellation Brands, Inc.[a]	482,272
10,850	Costco Wholesale Corporation	1,643,721
27,694	CVS Health Corporation	2,858,298
4,700	Dr Pepper Snapple Group, Inc.	368,856
5,500	Estee Lauder Companies, Inc.	457,380
14,800	General Mills, Inc.	837,680
3,600	Hershey Company	363,276
3,300	Hormel Foods Corporation	187,605
2,451	J.M. Smucker Company	283,654
6,200	Kellogg Company	408,890
2,900	Keurig Green Mountain, Inc.	324,017
8,942	Kimberly-Clark Corporation	957,778
14,467	Kraft Foods Group, Inc.	1,260,293
12,050	Kroger Company	923,753
8,850	Lorillard, Inc.	578,347
3,100	McCormick & Company, Inc.	239,041
4,978	Mead Johnson Nutrition Company	500,438
3,950	Molson Coors Brewing Company	294,077
40,452	Mondelez International, Inc.	1,459,913
3,600	Monster Beverage Corporation[a]	498,222
36,430	PepsiCo, Inc.	3,483,437
38,000	Philip Morris International, Inc.	2,862,540
66,488	Procter & Gamble Company	5,448,027
7,600	Reynolds American, Inc.	523,716
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	5,531
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	266
14,500	Sysco Corporation	547,085
7,100	Tyson Foods, Inc.	271,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.0%)	Value
Consumer Staples (9.2%) - continued
21,500	Walgreens Boots Alliance, Inc.	$1,820,620
38,950	Wal-Mart Stores, Inc.	3,203,638
8,900	Whole Foods Market, Inc.	463,512

	Total	43,612,901

Energy (7.6%)
12,422	Anadarko Petroleum Corporation	1,028,666
9,170	Apache Corporation	553,226
10,683	Baker Hughes, Inc.	679,225
10,150	Cabot Oil & Gas Corporation	299,729
4,700	Cameron International Corporation[a]	212,064
12,500	Chesapeake Energy Corporation[b]	177,000
46,196	Chevron Corporation	4,849,656
2,050	Cimarex Energy Company	235,935
30,249	ConocoPhillips	1,883,303
5,650	Consol Energy, Inc.	157,579
9,450	Devon Energy Corporation	569,929
1,600	Diamond Offshore Drilling, Inc.[b]	42,864
5,700	Ensco plc	120,099
13,350	EOG Resources, Inc.	1,224,062
3,650	EQT Corporation	302,476
103,090	Exxon Mobil Corporation	8,762,650
5,550	FMC Technologies, Inc.[a]	205,406
20,800	Halliburton Company	912,704
2,550	Helmerich & Payne, Inc.	173,578
6,000	Hess Corporation	407,220
41,950	Kinder Morgan, Inc.	1,764,417
16,518	Marathon Oil Corporation	431,285
6,634	Marathon Petroleum Corporation	679,255
4,050	Murphy Oil Corporation	188,730
10,050	National Oilwell Varco, Inc.	502,399
4,000	Newfield Exploration Company[a]	140,360
5,850	Noble Corporation	83,538
9,400	Noble Energy, Inc.	459,660
18,800	Occidental Petroleum Corporation	1,372,400
5,100	ONEOK, Inc.	246,024
13,324	Phillips 66	1,047,266
3,600	Pioneer Natural Resources Company	588,636
3,900	QEP Resources, Inc.	81,315
4,000	Range Resources Corporation	208,160
31,244	Schlumberger, Ltd.	2,606,999
9,350	Southwestern Energy Company[a]	216,827
16,454	Spectra Energy Corporation	595,141
3,000	Tesoro Corporation	273,870
8,250	Transocean, Ltd.[b]	121,028
12,600	Valero Energy Corporation	801,612
16,500	Williams Companies, Inc.	834,735

	Total	36,041,028

Financials (16.5%)
8,000	ACE, Ltd.	891,920
1,300	Affiliated Managers Group, Inc.[a]	279,214
10,700	Aflac, Inc.	684,907
10,282	Allstate Corporation	731,770
21,600	American Express Company	1,687,392
33,667	American International Group, Inc.	1,844,615
10,400	American Tower Corporation	979,160
4,400	Ameriprise Financial, Inc.	575,696
6,875	Aon plc	660,825
3,836	Apartment Investment & Management Company	150,985
1,700	Assurant, Inc.	104,397
3,201	AvalonBay Communities, Inc.	557,774
259,060	Bank of America Corporation	3,986,933
27,402	Bank of New York Mellon Corporation	1,102,656
17,750	BB&T Corporation	692,072

Shares	Common Stock (95.0%)	Value
Financials (16.5%) - continued
44,819	Berkshire Hathaway, Inc.[a]	$6,468,278
3,100	BlackRock, Inc.	1,134,104
3,800	Boston Properties, Inc.	533,824
13,523	Capital One Financial Corporation	1,065,883
6,900	CBRE Group, Inc.[a]	267,099
28,275	Charles Schwab Corporation	860,691
5,600	Chubb Corporation	566,160
3,638	Cincinnati Financial Corporation	193,833
74,493	Citigroup, Inc.	3,837,879
7,850	CME Group, Inc.	743,473
4,300	Comerica, Inc.	194,059
8,200	Crown Castle International Corporation	676,828
10,975	Discover Financial Services	618,441
7,110	E*TRADE Financial Corporation[a]	203,026
8,950	Equity Residential	696,847
1,500	Essex Property Trust, Inc.	344,850
19,994	Fifth Third Bancorp	376,887
9,600	Franklin Resources, Inc.	492,672
15,550	General Growth Properties, Inc.	459,503
12,150	Genworth Financial, Inc.[a]	88,817
9,950	Goldman Sachs Group, Inc.	1,870,301
10,250	Hartford Financial Services Group, Inc.	428,655
11,350	HCP, Inc.	490,434
8,600	Health Care REIT, Inc.	665,296
18,641	Host Hotels & Resorts, Inc.	376,175
11,900	Hudson City Bancorp, Inc.	124,712
19,971	Huntington Bancshares, Inc.	220,680
2,700	Intercontinental Exchange, Inc.	629,829
10,500	Invesco, Ltd.	416,745
4,632	Iron Mountain, Inc.	168,975
91,698	J.P. Morgan Chase & Company	5,555,065
21,000	KeyCorp	297,360
10,150	Kimco Realty Corporation	272,528
2,400	Legg Mason, Inc.	132,480
7,751	Leucadia National Corporation	172,770
6,194	Lincoln National Corporation	355,907
7,300	Loews Corporation	298,059
3,300	M&T Bank Corporation	419,100
3,500	Macerich Company	295,155
13,250	Marsh & McLennan Companies, Inc.	743,192
24,050	MasterCard, Inc.	2,077,680
6,700	McGraw-Hill Financial, Inc.	692,780
27,332	MetLife, Inc.	1,381,633
4,400	Moody’s Corporation	456,720
37,800	Morgan Stanley	1,349,082
2,950	NASDAQ OMX Group, Inc.	150,273
9,850	Navient Corporation	200,251
5,350	Northern Trust Corporation	372,627
7,550	People’s United Financial, Inc.	114,760
4,350	Plum Creek Timber Company, Inc.	189,007
12,814	PNC Financial Services Group, Inc.	1,194,777
6,750	Principal Financial Group, Inc.	346,747
13,200	Progressive Corporation	359,040
12,646	Prologis, Inc.	550,860
11,100	Prudential Financial, Inc.	891,441
3,600	Public Storage, Inc.	709,704
32,927	Regions Financial Corporation	311,160
7,644	Simon Property Group, Inc.	1,495,472
2,410	SL Green Realty Corporation	309,396
10,100	State Street Corporation	742,653
12,900	SunTrust Banks, Inc.	530,061
6,368	T. Rowe Price Group, Inc.	515,681
3,050	Torchmark Corporation	167,506
7,881	Travelers Companies, Inc.	852,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.0%)	Value
Financials (16.5%) - continued
43,885	U.S. Bancorp	$1,916,458
6,174	Unum Group	208,249
8,150	Ventas, Inc.	595,113
47,800	Visa, Inc.	3,126,598
4,297	Vornado Realty Trust	481,264
114,840	Wells Fargo & Company	6,247,296
12,932	Weyerhaeuser Company	428,696
6,250	XL Group plc	230,000
5,050	Zions Bancorporation	136,350

	Total	78,018,396

Health Care (14.1%)
37,150	Abbott Laboratories	1,721,159
39,200	AbbVie, Inc.	2,294,768
9,542	Actavis plc[a]	2,839,890
8,589	Aetna, Inc.	914,986
5,000	Alexion Pharmaceuticals, Inc.[a]	866,500
5,150	AmerisourceBergen Corporation	585,400
18,590	Amgen, Inc.	2,971,611
6,600	Anthem, Inc.	1,019,106
13,300	Baxter International, Inc.	911,050
5,075	Becton, Dickinson and Company	728,719
5,800	Biogen, Inc.[a]	2,448,992
32,550	Boston Scientific Corporationa	577,762
40,948	Bristol-Myers Squibb Company	2,641,146
1,800	C.R. Bard, Inc.	301,230
8,075	Cardinal Health, Inc.	728,930
19,650	Celgene Corporation[a]	2,265,252
7,500	Cerner Corporation[a]	549,450
6,250	CIGNA Corporation	809,000
4,200	DaVita HealthCare Partners, Inc.[a]	341,376
3,450	DENTSPLY International, Inc.	175,571
2,600	Edwards Lifesciences Corporation[a]	370,396
24,000	Eli Lilly and Company	1,743,600
4,400	Endo International plc[a]	394,680
17,745	Express Scripts Holding Company[a]	1,539,734
36,550	Gilead Sciences, Inc.[a]	3,586,652
7,200	HCA Holdings, Inc.[a]	541,656
1,970	Henry Schein, Inc.[a]	275,051
4,180	Hospira, Inc.[a]	367,171
3,650	Humana, Inc.	649,773
850	Intuitive Surgical, Inc.[a]	429,276
68,440	Johnson & Johnson	6,885,064
2,500	Laboratory Corporation of America Holdings[a]	315,225
2,850	Mallinckrodt, LLC[a]	360,953
5,692	McKesson Corporation	1,287,530
35,029	Medtronic, Inc.	2,731,912
69,933	Merck & Company, Inc.	4,019,749
9,050	Mylan NVa	537,118
2,050	Patterson Companies, Inc.	100,019
2,750	PerkinElmer, Inc.	140,635
3,400	Perrigo Company plc	562,870
150,610	Pfizer, Inc.	5,239,722
3,500	Quest Diagnostics, Inc.	268,975
1,750	Regeneron Pharmaceuticals, Inc.[a]	790,090
6,934	St. Jude Medical, Inc.	453,484
7,350	Stryker Corporation	678,038
2,325	Tenet Healthcare Corporation[a]	115,111
9,750	Thermo Fisher Scientific, Inc.	1,309,815
23,450	UnitedHealth Group, Inc.	2,773,900
2,150	Universal Health Services, Inc.	253,076
2,400	Varian Medical Systems, Inc.[a]	225,816
5,800	Vertex Pharmaceuticals, Inc.[a]	684,226
2,000	Waters Corporation[a]	248,640
4,200	Zimmer Holdings, Inc.	493,584

Shares	Common Stock (95.0%)	Value
Health Care (14.1%) - continued
12,350	Zoetis, Inc.	$571,682

	Total	66,637,121

Industrials (9.8%)
15,550	3M Company	2,564,972
4,150	ADT Corporation[b]	172,308
2,351	Allegion plc	143,811
5,900	AMETEK, Inc.	309,986
16,160	Boeing Company	2,425,293
3,500	C.H. Robinson Worldwide, Inc.	256,270
14,800	Caterpillar, Inc.	1,184,444
2,300	Cintas Corporation	187,749
24,500	CSX Corporation	811,440
4,050	Cummins, Inc.	561,492
15,100	Danaher Corporation	1,281,990
8,350	Deere & Company	732,211
20,400	Delta Air Lines, Inc.	917,184
3,950	Dover Corporation	273,024
850	Dun & Bradstreet Corporation	109,106
11,594	Eaton Corporation plc	787,696
16,800	Emerson Electric Company	951,216
2,850	Equifax, Inc.	265,050
4,700	Expeditors International of Washington, Inc.	226,446
6,650	Fastenal Company	275,543
6,460	FedEx Corporation	1,068,807
1,750	First Solar, Inc.[a]	104,633
3,250	Flowserve Corporation	183,593
3,600	Fluor Corporation	205,776
7,700	General Dynamics Corporation	1,045,121
247,600	General Electric Company	6,142,956
19,275	Honeywell International, Inc.	2,010,575
8,550	Illinois Tool Works, Inc.	830,547
6,500	Ingersoll-Rand plc	442,520
3,100	Jacobs Engineering Group, Inc.[a]	139,996
2,350	Joy Global, Inc.	92,073
2,700	Kansas City Southern	275,616
2,050	L-3 Communications Holdings, Inc.	257,870
6,550	Lockheed Martin Corporation	1,329,388
8,600	Masco Corporation	229,620
7,750	Nielsen NV	345,418
7,600	Norfolk Southern Corporation	782,192
4,848	Northrop Grumman Corporation	780,334
8,687	PACCAR, Inc.	548,497
2,550	Pall Corporation	255,994
3,525	Parker Hannifin Corporation	418,699
4,449	Pentair, Ltd.	279,798
4,900	Pitney Bowes, Inc.	114,268
3,400	Precision Castparts Corporation	714,000
5,100	Quanta Services, Inc.[a]	145,503
7,550	Raytheon Company	824,838
6,170	Republic Services, Inc.	250,255
3,250	Robert Half International, Inc.	196,690
3,250	Rockwell Automation, Inc.	376,967
3,250	Rockwell Collins, Inc.	313,787
2,450	Roper Industries, Inc.	421,400
1,250	Ryder System, Inc.	118,613
16,650	Southwest Airlines Company	737,595
3,900	Stanley Black & Decker, Inc.	371,904
2,000	Stericycle, Inc.[a]	280,860
6,850	Textron, Inc.	303,660
10,300	Tyco International plc	443,518
21,700	Union Pacific Corporation	2,350,327
17,050	United Parcel Service, Inc.	1,652,827
2,350	United Rentals, Inc.[a]	214,226
20,300	United Technologies Corporation	2,379,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.0%)	Value
Industrials (9.8%) - continued
17,640	US Airways Group, Inc.	$931,039
1,400	W.W. Grainger, Inc.	330,134
10,499	Waste Management, Inc.	569,361
4,500	Xylem, Inc.	157,590

	Total	46,405,776

Information Technology (17.7%)
15,500	Accenture plc	1,452,195
11,700	Adobe Systems, Inc.[a]	865,098
8,265	Agilent Technologies, Inc.	343,411
4,400	Akamai Technologies, Inc.[a]	312,598
1,500	Alliance Data Systems Corporation[a]	444,375
7,350	Altera Corporation	315,388
7,650	Amphenol Corporation	450,815
7,700	Analog Devices, Inc.	485,100
142,950	Apple, Inc.[d]	17,787,268
30,250	Applied Materials, Inc.	682,440
5,600	Autodesk, Inc.[a]	328,384
11,700	Automatic Data Processing, Inc.	1,001,988
6,300	Avago Technologies, Ltd.	799,974
13,450	Broadcom Corporation	582,318
7,862	CA, Inc.	256,380
125,200	Cisco Systems, Inc.	3,446,130
3,850	Citrix Systems, Inc.[a]	245,899
15,000	Cognizant Technology Solutions Corporation[a]	935,850
3,450	Computer Sciences Corporation	225,216
31,200	Corning, Inc.	707,616
26,950	eBay, Inc.[a]	1,554,476
7,700	Electronic Arts, Inc.[a]	452,875
48,836	EMC Corporation	1,248,248
1,300	Equinix, Inc.	302,705
1,750	F5 Networks, Inc.[a]	201,145
51,400	Facebook, Inc.[a]	4,225,851
7,050	Fidelity National Information Services, Inc.	479,823
5,800	Fiserv, Inc.[a]	460,520
3,400	FLIR Systems, Inc.	106,352
2,600	GameStop Corporation[b]	98,696
7,050	Google, Inc., Class Aa	3,910,635
7,050	Google, Inc., Class Ca	3,863,400
2,500	Harris Corporation	196,900
44,586	Hewlett-Packard Company	1,389,300
116,800	Intel Corporation	3,652,336
22,650	International Business Machines Corporation	3,635,325
6,750	Intuit, Inc.	654,480
8,850	Juniper Networks, Inc.	199,833
4,000	KLA-Tencor Corporation	233,160
3,900	Lam Research Corporation	273,916
5,850	Linear Technology Corporation	273,780
4,950	Microchip Technology, Inc.	242,055
26,500	Micron Technology, Inc.[a]	718,945
201,300	Microsoft Corporation	8,183,851
4,655	Motorola Solutions, Inc.	310,349
7,650	NetApp, Inc.	271,269
12,700	NVIDIA Corporation	265,747
78,637	Oracle Corporation	3,393,187
8,000	Paychex, Inc.	396,920
40,600	QUALCOMM, Inc.	2,815,204
4,450	Red Hat, Inc.[a]	337,088
14,850	Salesforce.com, Inc.[a]	992,129
5,250	SanDisk Corporation	334,005
8,150	Seagate Technology plc	424,044
4,700	Skyworks Solutions, Inc.	461,963
16,774	Symantec Corporation	391,925

Shares	Common Stock (95.0%)	Value
Information Technology (17.7%) - continued
10,050	TE Connectivity, Ltd.	$719,781
3,650	Teradata Corporation[a]	161,111
25,750	Texas Instruments, Inc.	1,472,514
4,000	Total System Services, Inc.	152,600
2,600	VeriSign, Inc.[a,b]	174,122
5,300	Western Digital Corporation	482,353
12,780	Western Union Company[b]	265,952
25,635	Xerox Corporation	329,410
6,400	Xilinx, Inc.	270,720
21,450	Yahoo!, Inc.[a]	953,131

	Total	83,602,574

Materials (2.9%)
4,750	Air Products and Chemicals, Inc.	718,580
1,600	Airgas, Inc.	169,776
29,864	Alcoa, Inc.	385,843
2,569	Allegheny Technologies, Inc.	77,096
2,200	Avery Dennison Corporation	116,402
3,350	Ball Corporation	236,644
1,200	CF Industries Holdings, Inc.	340,416
26,593	Dow Chemical Company	1,275,932
22,111	E.I. du Pont de Nemours and Company	1,580,273
3,550	Eastman Chemical Company	245,873
6,550	Ecolab, Inc.	749,189
3,250	FMC Corporation	186,063
25,342	Freeport-McMoRan, Inc.	480,231
1,900	International Flavors & Fragrances, Inc.	223,060
10,421	International Paper Company	578,261
9,600	LyondellBasell Industries NV	842,880
1,450	Martin Marietta Materials, Inc.	202,710
4,081	MeadWestvaco Corporation	203,519
11,778	Monsanto Company	1,325,496
7,500	Mosaic Company	345,450
12,248	Newmont Mining Corporation	265,904
7,850	Nucor Corporation	373,111
4,000	Owens-Illinois, Inc.[a]	93,280
3,250	PPG Industries, Inc.	733,005
7,100	Praxair, Inc.	857,254
5,202	Sealed Air Corporation	237,003
2,900	Sigma-Aldrich Corporation	400,925
3,200	Vulcan Materials Company	269,760

	Total	13,513,936

Telecommunications Services (2.2%)
128,039	AT&T, Inc.	4,180,473
13,925	CenturyLink, Inc.	481,109
24,628	Frontier Communications Corporation	173,627
7,101	Level 3 Communications, Inc.[a]	382,318
102,396	Verizon Communications, Inc.	4,979,518
14,807	Windstream Corporation[b]	109,572

	Total	10,306,617

Utilities (2.9%)
15,800	AES Corporation	203,030
2,905	AGL Resources, Inc.	144,233
5,950	Ameren Corporation	251,090
12,060	American Electric Power Company, Inc.	678,375
10,573	CenterPoint Energy, Inc.	215,795
6,800	CMS Energy Corporation	237,388
7,200	Consolidated Edison, Inc.	439,200
14,494	Dominion Resources, Inc.	1,027,190
4,350	DTE Energy Company	351,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (95.0%)	Value
Utilities (2.9%) - continued
17,452	Duke Energy Corporation	$1,339,965
8,000	Edison International, Inc.	499,760
4,450	Entergy Corporation	344,830
21,124	Exelon Corporation	709,978
10,334	FirstEnergy Corporation	362,310
1,865	Integrys Energy Group, Inc.	134,317
10,950	NextEra Energy, Inc.	1,139,347
7,759	NiSource, Inc.	342,637
7,800	Northeast Utilities	394,056
8,300	NRG Energy, Inc.	209,077
6,250	Pepco Holdings, Inc.	167,688
11,700	PG&E Corporation	620,919
2,700	Pinnacle West Capital Corporation	172,125
16,400	PPL Corporation	552,024
12,450	Public Service Enterprise Group, Inc.	521,904
3,550	SCANA Corporation	195,215
5,675	Sempra Energy	618,688
22,400	Southern Company	991,872
5,850	TECO Energy, Inc.	113,490
5,550	Wisconsin Energy Corporation[b]	274,725
12,455	Xcel Energy, Inc.	433,559

	Total	13,685,788

	Total Common Stock (cost $255,842,999)	448,802,423

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,630,530	Thrivent Cash Management Trust	1,630,530

	Total Collateral Held for Securities Loaned (cost $1,630,530)	1,630,530

Shares or Principal Amount	Short-Term Investments (5.0%)[e]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.150%, 4/9/2015[d]	99,997
100,000	0.103%, 4/17/2015[d]	99,995
100,000	0.095%, 4/24/2015[d]	99,994
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.040%, 4/28/2015[d]	999,970
	Thrivent Cash Management Trust
22,237,626	0.050%	22,237,626

	Total Short-Term Investments (at amortized cost)	23,537,582

	Total Investments (cost $281,011,111) 100.3%	$473,970,535

	Other Assets and Liabilities, Net (0.3%)	(1,309,952)

	Total Net Assets 100.0%	$472,660,583

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

d	At March 31, 2015, $2,541,991 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$202,515,337
Gross unrealized depreciation	(9,555,913)

Net unrealized appreciation (depreciation)	$192,959,424

Cost for federal income tax purposes	$281,011,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	56,978,286	56,978,286	–	–
Consumer Staples	43,612,901	43,607,104	–	5,797
Energy	36,041,028	36,041,028	–	–
Financials	78,018,396	78,018,396	–	–
Health Care	66,637,121	66,637,121	–	–
Industrials	46,405,776	46,405,776	–	–
Information Technology	83,602,574	83,602,574	–	–
Materials	13,513,936	13,513,936	–	–
Telecommunications Services	10,306,617	10,306,617	–	–
Utilities	13,685,788	13,685,788	–	–
Collateral Held for Securities Loaned	1,630,530	1,630,530	–	–
Short-Term Investments	23,537,582	22,237,626	1,299,956	–

Total	$473,970,535	$472,664,782	$1,299,956	$5,797

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	2,255	2,255	–	–

Total Liability Derivatives	$2,255	$2,255	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	225	June 2015	$23,186,255	$23,184,000	($2,255)
Total Futures Contracts					($2,255)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$2,392,432	$1,925,379	$2,687,281	1,630,530	$1,630,530	$7,192
Cash Management Trust-Short Term Investment	17,782,007	21,902,525	17,446,906	22,237,626	22,237,626	3,845
Total Value and Income Earned	20,174,439				23,868,156	11,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Communications Services (2.8%)
	Birch Communication Inc., Term Loan
$4,206,715	7.750%, 7/17/2020	$4,164,648
	Cengage Learning Acquisitions, Term Loan
5,365,800	7.000%, 3/31/2020	5,381,146
	Clear Channel Communications, Inc., Term Loan
2,487,127	7.678%, 7/30/2019	2,393,163
	iHeartCommunications, Inc., Term Loan
7,733,196	6.928%, 1/30/2019	7,343,056
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,099,688
	McGraw-Hill Global Education, LLC, Term Loan
2,222,486	5.750%, 3/22/2019	2,238,044

	Total	24,619,745

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,695,000	8.000%, 8/1/2022	2,685,864
	Mohegan Tribal Gaming Authority, Term Loan
2,676,125	5.500%, 11/19/2019	2,652,147
	Scientific Games International, Inc., Term Loan
5,037,375	6.000%, 10/1/2021	5,045,787

	Total	10,383,798

Consumer Non-Cyclical (0.3%)
	Albertsons, Inc., Term Loan
2,970,094	5.375%, 3/21/2019	2,990,320

	Total	2,990,320

Technology (0.8%)
	First Data Corporation, Term Loan
6,540,676	3.674%, 3/23/2018	6,534,135

	Total	6,534,135

	Total Bank Loans (cost $44,473,978)	44,527,998

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,960,106	5.746%, 5/25/2036[b]	1,412,836
1,800,000	6.011%, 5/25/2036[b]	1,265,523

	Total	2,678,359

Basic Materials (4.8%)
	APERAM
2,645,000	7.750%, 4/1/2018*	2,747,494
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018*	1,645,650
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[c,d]	2,039,625
2,140,000	7.000%, 2/15/2021[c]	1,974,150
	FMG Resources Pty. Ltd.
1,590,000	6.000%, 4/1/2017[c,d]	1,566,150
5,550,000	8.250%, 11/1/2019[c,d]	4,773,000
	Graphic Packaging International, Inc.
790,000	4.750%, 4/15/2021	821,600
530,000	4.875%, 11/15/2022	549,875

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Basic Materials (4.8%) - continued
	Hexion US Finance Corporation
$6,410,000	8.875%, 2/1/2018[d]	$5,656,825
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[c,d]	3,261,225
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018*,e	171,500
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,231,437
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023	3,666,215
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,121,000
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[c]	2,843,375
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[c]	1,073,250
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[c]	2,699,900

	Total	41,842,271

Capital Goods (7.8%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[c,d]	3,120,000
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019[c,d]	3,183,200
	Berry Plastics Corporation
2,710,000	5.500%, 5/15/2022	2,784,525
	Bombardier, Inc.
1,060,000	7.500%, 3/15/2025[c]	1,046,088
	Brand Energy & Infrastructure Services, Inc.
2,170,000	8.500%, 12/1/2021[c]	2,034,375
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,824,890
	Cemex Finance, LLC
2,695,000	9.375%, 10/12/2017[c]	3,058,825
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[c]	2,712,875
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,155,375
	Huntington Ingalls Industries, Inc.
925,000	5.000%, 12/15/2021[c]	964,312
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,061,100
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[c]	2,732,400
	Moog, Inc.
1,725,000	5.250%, 12/1/2022[c]	1,776,750
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,894,800
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,890,737
	Reynolds Group Issuer, Inc.
2,160,000	9.875%, 8/15/2019	2,311,200
2,100,000	5.750%, 10/15/2020	2,170,875
2,630,000	8.250%, 2/15/2021[d]	2,814,100
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,369,600
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[c]	3,143,250
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,079,175
	Tekni-Plex, Inc.
2,305,000	9.750%, 6/1/2019[c]	2,477,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Capital Goods (7.8%) - continued
	United Rentals North America, Inc.
$1,625,000	6.125%, 6/15/2023	$1,720,469
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,649,500

	Total	67,976,296

Communications Services (17.6%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[c]	1,108,350
790,000	6.625%, 2/15/2023[c]	813,700
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[c]	1,162,875
540,000	8.125%, 1/15/2024[c]	571,387
	Altice SA
1,590,000	7.625%, 2/15/2025[c]	1,592,981
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,218,850
	CCO Holdings, LLC
1,610,000	7.000%, 1/15/2019	1,674,400
800,000	7.375%, 6/1/2020	855,000
2,165,000	5.250%, 3/15/2021	2,216,419
2,165,000	5.250%, 9/30/2022	2,213,713
	Cequel Communications Escrow I, LLC
3,500,000	6.375%, 9/15/2020[c]	3,688,125
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,262,500
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[c]	5,319,325
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,713,600
3,220,000	6.000%, 4/15/2021[c]	3,059,000
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,664,837
1,330,000	5.000%, 3/15/2023	1,293,159
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020*	4,804,428
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,320,363
	Frontier Communications Corporation
3,255,000	8.125%, 10/1/2018	3,649,669
500,000	6.250%, 9/15/2021	501,250
1,000,000	6.875%, 1/15/2025	990,000
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,852,275
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,262,250
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	7,694,100
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,087,186
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,584,262
1,620,000	6.125%, 1/15/2021	1,698,975
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021	5,850,975
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[c]	3,930,487
	Nielsen Finance, LLC
1,350,000	5.000%, 4/15/2022 [c]	1,358,438

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Communications Services (17.6%) - continued
	Numericable-SFR
$4,590,000	6.000%, 5/15/2022[c]	$4,647,375
2,710,000	6.250%, 5/15/2024[c]	2,743,875
	Sprint Communications, Inc.
8,180,000	9.000%, 11/15/2018[c]	9,386,550
2,870,000	7.000%, 3/1/2020[c]	3,164,175
	Sprint Corporation
9,525,000	7.625%, 2/15/2025	9,477,375
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,988,975
1,080,000	6.125%, 1/15/2022	1,113,750
1,080,000	6.500%, 1/15/2024	1,128,600
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[c]	5,336,130
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[c]	2,909,692
2,910,000	5.125%, 2/15/2025[c]	2,971,838
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[c]	1,722,000
	Verizon Communications, Inc.
1,803,000	4.272%, 1/15/2036[c]	1,789,218
	West Corporation
3,790,000	5.375%, 7/15/2022[c]	3,704,725
	Wind Acquisition Finance SA
6,885,000	4.750%, 7/15/2020[c]	6,902,213
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[c]	1,382,700

	Total	152,382,070

Consumer Cyclical (12.5%)
	AMC Entertainment, Inc.
2,710,000	5.875%, 2/15/2022	2,811,625
	Beazer Homes USA, Inc.
2,710,000	5.750%, 6/15/2019	2,649,025
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[c]	2,748,350
2,110,000	6.125%, 7/1/2022[c]	2,183,850
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,323,750
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019	2,905,037
2,100,000	8.250%, 6/15/2021	2,329,131
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,580,200
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,447,625
	Cleopatra Finance, Ltd.
3,970,000	6.250%, 2/15/2022[c]	3,880,675
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,152,200
	Eldorado Resorts, LLC
6,015,000	8.625%, 6/15/2019*	6,300,712
	Family Tree Escrow, LLC
1,590,000	5.250%, 3/1/2020[c]	1,665,525
2,120,000	5.750%, 3/1/2023[c]	2,231,300
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018	1,473,750
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[c]	2,558,475
665,000	4.250%, 11/15/2019[c]	683,288
1,050,000	5.625%, 2/1/2023[c]	1,105,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Consumer Cyclical (12.5%) - continued
	KB Home
$1,070,000	7.250%, 6/15/2018	$1,155,600
1,087,000	4.750%, 5/15/2019	1,062,542
2,000,000	8.000%, 3/15/2020[d]	2,160,000
1,580,000	7.500%, 9/15/2022	1,619,500
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,798,451
1,860,000	5.625%, 2/15/2022	2,046,000
	Lear Corporation
2,760,000	4.750%, 1/15/2023	2,773,800
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,089,150
	Live Nation Entertainment, Inc.
4,018,000	5.375%, 6/15/2022[c]	4,098,360
	LKQ Corporation
2,910,000	4.750%, 5/15/2023	2,851,800
	Mohegan Tribal Gaming Authority
3,165,000	9.750%, 9/1/2021[d]	3,354,900
	Neiman Marcus Group, Ltd., LLC
3,240,000	8.000%, 10/15/2021[c]	3,434,400
	New Cotai, LLC
4,089,992	10.625%, 5/1/2019*	4,068,520
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,366,769
3,160,000	6.125%, 4/1/2023[c,f]	3,239,000
	Scientific Games International, Inc.
4,605,000	6.625%, 5/15/2021[c,d]	3,361,650
	Seminole Indian Tribe of Florida
3,800,000	7.804%, 10/1/2020*	4,066,000
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[c]	5,292,400
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015*	2,862,000
	United Rentals, Inc.
1,050,000	5.500%, 7/15/2025	1,069,688

	Total	108,800,173

Consumer Non-Cyclical (11.1%)
	Aviv Healthcare Properties, LP
3,240,000	6.000%, 10/15/2021	3,466,800
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,695,375
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022[c]	3,146,644
	Endo Finance, LLC
1,060,000	6.000%, 2/1/2025[c]	1,091,800
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[c]	3,880,388
	Grifols Worldwide Operations, Ltd.
2,710,000	5.250%, 4/1/2022[c]	2,754,037
	HCA, Inc.
650,000	3.750%, 3/15/2019	658,736
2,645,000	6.500%, 2/15/2020	2,978,270
4,810,000	5.875%, 3/15/2022	5,325,584
3,360,000	4.750%, 5/1/2023	3,486,000
3,705,000	5.375%, 2/1/2025	3,885,619
	HealthSouth Corporation
1,320,000	5.125%, 3/15/2023	1,343,100
	JBS Finance II, Ltd.
4,550,000	8.250%, 1/29/2018*	4,701,515
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[c]	3,290,625
	Kindred Escrow Corporation II
4,150,000	8.750%, 1/15/2023[c,d]	4,544,250

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Consumer Non-Cyclical (11.1%) - continued
	MPH Acquisition Holdings, LLC
$3,795,000	6.625%, 4/1/2022[c]	$3,932,569
	Omnicare, Inc.
1,590,000	4.750%, 12/1/2022	1,641,675
2,545,000	5.000%, 12/1/2024	2,659,525
	Ortho-Clinical Diagnostics, Inc.
4,600,000	6.625%, 5/15/2022[c]	4,082,500
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[c]	1,093,500
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021[d]	4,914,700
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,353,200
2,030,000	6.625%, 11/15/2022	2,172,100
	Teleflex, Inc.
1,685,000	6.875%, 6/1/2019	1,756,612
2,525,000	5.250%, 6/15/2024[c]	2,575,500
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,445,000
4,335,000	8.125%, 4/1/2022	4,779,337
	TreeHouse Foods, Inc.
2,165,000	4.875%, 3/15/2022[d]	2,208,300
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[c]	2,749,500
2,645,000	5.500%, 3/1/2023[c]	2,664,838
	Visant Corporation
2,170,000	10.000%, 10/1/2017	1,942,150
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[c]	3,428,545

	Total	96,648,294

Energy (11.9%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,521,600
2,640,000	5.625%, 6/1/2023[c,d]	2,613,600
	Bonanza Creek Energy, Inc.
5,085,000	6.750%, 4/15/2021	4,945,162
	Calumet Specialty Products Partners, LP
1,010,000	6.500%, 4/15/2021[c]	979,700
	Chaparral Energy, Inc.
3,165,000	7.625%, 11/15/2022	2,120,550
	Chesapeake Energy Corporation
2,030,000	4.875%, 4/15/2022[d]	1,903,125
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	4,965,150
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,453,263
2,635,000	6.250%, 4/1/2023[c]	2,661,350
	Diamondback Energy, Inc.
4,555,000	7.625%, 10/1/2021	4,794,138
	Energy XXI Gulf Coast, Inc.
2,105,000	11.000%, 3/15/2020[c]	2,002,381
1,360,000	6.875%, 3/15/2024 [c,d]	469,200
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,477,600
	Halcon Resources Corporation
1,585,000	8.875%, 5/15/2021[d]	1,101,575
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,818,900
1,590,000	5.000%, 3/1/2021	1,264,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Energy (11.9%) - continued
	Jones Energy Holdings, LLC
$4,795,000	6.750%, 4/1/2022	$4,483,325
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022[d]	4,200,100
530,000	6.250%, 3/15/2023	528,675
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,491,875
2,195,000	7.750%, 2/1/2021	1,745,025
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,806,805
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[c]	975,875
3,160,000	6.375%, 1/30/2023[c]	2,907,200
1,800,000	7.000%, 3/31/2024[c]	1,696,500
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	2,884,700
	Oasis Petroleum, Inc.
1,620,000	7.250%, 2/1/2019[d]	1,603,800
1,590,000	6.500%, 11/1/2021[d]	1,518,450
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023	2,400,525
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[c,d]	3,184,200
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,309,125
1,060,000	6.500%, 12/15/2021	983,150
1,350,000	5.250%, 11/15/2024[c]	1,127,250
	Range Resources Corporation
1,055,000	5.000%, 3/15/2023[d]	1,049,725
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,489,875
1,060,000	7.250%, 5/1/2023[c]	1,060,000
	Rosetta Resources, Inc.
3,790,000	5.875%, 6/1/2024[d]	3,524,700
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,662,351
3,250,000	5.750%, 5/15/2024	3,266,250
3,200,000	5.625%, 3/1/2025[c]	3,164,000
	Sunoco, LP
1,330,000	6.375%, 4/1/2023[c]	1,369,900
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019[c]	2,472,000
2,130,000	6.250%, 10/15/2022[c]	2,204,550
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,215,100

	Total	103,416,375

Financials (9.8%)
	AerCap Ireland Capital, Ltd.
3,190,000	5.000%, 10/1/2021[c]	3,385,388
	Ally Financial, Inc.
1,460,000	3.250%, 2/13/2018	1,445,400
6,370,000	4.125%, 3/30/2020	6,330,188
2,380,000	4.125%, 2/13/2022	2,320,500
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[c,d]	3,839,306
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,493,975
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[c,g]	1,170,225
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[g]	1,636,512
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,757,050

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Financials (9.8%) - continued
	Corrections Corporation of America
$3,585,000	4.625%, 5/1/2023	$3,585,000
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[c,g]	1,067,663
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,823,750
	DDR Corporation
780,000	4.625%, 7/15/2022	839,296
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[c]	7,060,760
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,975,716
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[c]	3,766,075
	HSBC Holdings plc
1,065,000	6.375%, 12/29/2049[g]	1,087,631
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,603,125
8,235,000	6.000%, 8/1/2020	8,554,518
	ILFC E-Capital Trust II
1,895,000	6.250%, 12/21/2065[c,h]	1,781,300
	International Lease Finance Corporation
1,600,000	8.875%, 9/1/2017	1,808,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,570,500
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[c,d,g]	1,231,200
	MPT Operating Partnership, LP
2,675,000	6.875%, 5/1/2021	2,878,969
1,192,000	6.375%, 2/15/2022	1,290,578
610,000	5.500%, 5/1/2024	648,125
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[g]	2,315,925
	RPH Hotel Properties, LP
790,000	5.000%, 4/15/2021	807,775

	Total	85,074,450

Technology (4.7%)
	AECOM
2,660,000	5.750%, 10/15/2022[c]	2,753,100
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[c]	6,862,800
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021	3,255,200
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,550,013
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,780,525
	First Data Corporation
1,850,000	12.625%, 1/15/2021	2,192,250
2,113,000	11.750%, 8/15/2021	2,443,156
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020	3,146,250
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,313,407
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[c]	3,947,187
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[c]	5,003,925

	Total	40,247,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (89.0%)	Value
Transportation (4.2%)
	American Airlines Pass Through Trust
$3,804,209	5.600%, 7/15/2020[c]	$3,975,399
	Avis Budget Car Rental, LLC
3,670,000	5.125%, 6/1/2022[c]	3,706,627
3,550,000	5.500%, 4/1/2023	3,652,062
	Continental Airlines, Inc.
1,560,000	6.125%, 4/29/2018	1,645,800
	Delta Air Lines Pass Through Trust
2,446,056	6.875%, 5/7/2019*	2,696,776
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	1,831,800
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	2,115,750
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[d]	1,920,300
1,895,000	8.125%, 11/15/2021[c]	1,904,475
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[c]	1,843,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,429,950
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	3,524,700
	United Airlines Pass Through Trust
1,490,932	5.375%, 8/15/2021	1,554,296
	XPO Logistics, Inc.
2,390,000	7.875%, 9/1/2019[c]	2,530,413

	Total	36,331,348

Utilities (4.3%)
	Access Midstream Partners, LP
2,615,000	4.875%, 5/15/2023	2,634,612
	Calpine Corporation
4,870,000	5.375%, 1/15/2023	4,870,000
2,650,000	5.500%, 2/1/2024	2,673,188
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	985,335
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,762,500
1,850,000	6.375%, 10/1/2022	1,979,500
	Dynegy Finance I, Inc.
1,065,000	6.750%, 11/1/2019[c]	1,102,275
2,660,000	7.625%, 11/1/2024[c]	2,786,350
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[c,g]	2,608,750
	Holly Energy Partners, LP
1,640,000	6.500%, 3/1/2020	1,615,400
	MarkWest Energy Partners, LP
3,590,000	4.875%, 12/1/2024	3,670,416
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,801,125
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023	4,743,600

	Total	37,233,051

	Total Long-Term Fixed Income (cost $769,654,115)	772,630,500

Shares	Preferred Stock (1.1%)	Value
Financials (0.9%)
62,331	Citigroup, Inc., 6.875%[g]	1,699,143
48,000	Discover Financial Services, 6.500%[g]	1,244,160
86,021	Goldman Sachs Group, Inc., 5.500%[g]	2,166,009
20,016	Morgan Stanley, 6.875%[g]	550,640

Shares	Preferred Stock (1.1%)	Value
Financials (0.9%) - continued
18,720	PNC Financial Services Group, Inc., 6.125%[g]	$539,136
1,560	Wells Fargo & Company, Convertible, 7.500%[g]	1,907,880

	Total	8,106,968

Materials (0.2%)
43,350	CHS, Inc., 7.100%[g]	1,170,884

	Total	1,170,884

	Total Preferred Stock (cost $9,184,908)	9,277,852

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
473	Lear Corporation	52,418
121,520	TVMAX Holdings, Inc.[i,j]	12

	Total	52,430

Financials (<0.1%)
10	New Cotai, LLC*,i,j	88,093

	Total	88,093

	Total Common Stock (cost $6,604,148)	140,523

Shares	Collateral Held for Securities Loaned (7.7%)	Value
67,057,322	Thrivent Cash Management Trust	67,057,322

	Total Collateral Held for Securities Loaned (cost $67,057,322)	67,057,322

Shares or Principal Amount	Short-Term Investments (3.3%)[k]	Value
	Federal National Mortgage Association Discount Notes
800,000	0.000%, 4/22/2015	799,935
450,000	0.000%, 5/6/2015	449,934
	Thrivent Cash Management Trust
26,060,770	0.050%	26,060,770
	U.S. Treasury Bills
1,000,000	0.000%, 8/20/2015	999,726

	Total Short-Term Investments (at amortized cost)	28,310,365

	Total Investments (cost $925,284,836) 106.2%	$921,944,560

	Other Assets and Liabilities, Net (6.2%)	(53,499,614)

	Total Net Assets 100.0%	$868,444,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $282,676,802 or 32.5% of total net assets.

d	All or a portion of the security is on loan.
e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
APERAM, 4/1/2018	3/25/2011	$2,636,191
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	1,590,000
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,577,655
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eileme 2 AB, 1/31/2020	1/19/2012	4,179,060
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	6,003,054
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
JBS Finance II, Ltd., 1/29/2018	7/22/2010	4,487,847
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC, 5/1/2019	4/12/2013	4,043,821
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,578,084
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,766,193

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,729,273
Gross unrealized depreciation	(28,069,549)

Net unrealized appreciation (depreciation)	$(3,340,276)

Cost for federal income tax purposes	$925,284,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	24,619,745	–	20,455,097	4,164,648
Consumer Cyclical	10,383,798	–	10,383,798	–
Consumer Non-Cyclical	2,990,320	–	2,990,320	–
Technology	6,534,135	–	6,534,135	–
Long-Term Fixed Income
Asset-Backed Securities	2,678,359	–	2,678,359	–
Basic Materials	41,842,271	–	41,842,271	–
Capital Goods	67,976,296	–	67,976,296	–
Communications Services	152,382,070	–	152,382,070	–
Consumer Cyclical	108,800,173	–	108,800,173	–
Consumer Non-Cyclical	96,648,294	–	96,648,294	–
Energy	103,416,375	–	103,416,375	–
Financials	85,074,450	–	85,074,450	–
Technology	40,247,813	–	40,247,813	–
Transportation	36,331,348	–	36,331,348	–
Utilities	37,233,051	–	37,233,051	–
Preferred Stock
Financials	8,106,968	8,106,968	–	–
Materials	1,170,884	1,170,884	–	–
Common Stock
Consumer Discretionary	52,430	52,418	–	12
Financials	88,093	–	–	88,093
Collateral Held for Securities Loaned	67,057,322	67,057,322	–	–
Short-Term Investments	28,310,365	26,060,770	2,249,595	–

Total	$921,944,560	$102,448,362	$815,243,445	$4,252,753

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$55,520,434	$70,688,848	$59,151,960	67,057,322	$67,057,322	$63,840
Cash Management Trust-Short Term Investment	25,362,738	61,118,251	60,420,219	26,060,770	26,060,770	3,593
Total Value and Income Earned	80,883,172				93,118,092	67,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,608,997	3.750%, 6/30/2019	$1,450,479
	Ineos Group Holdings, Ltd., Term Loan
1,545,015	3.750%, 5/4/2018	1,533,427

	Total	2,983,906

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,550,667	3.750%, 10/9/2019	1,532,121
	Berry Plastics Group, Inc., Term Loan
1,568,000	3.500%, 2/8/2020	1,563,296

	Total	3,095,417

Communications Services (1.4%)
	Charter Communications Operating, LLC, Term Loan
943,200	3.000%, 1/3/2021	939,512
	Clear Channel Communications, Inc., Term Loan
384,298	7.678%, 7/30/2019	369,779
	Cumulus Media Holdings, Inc., Term Loan
1,377,465	4.250%, 12/23/2020	1,350,949
	Hargray Communications Group, Inc., Term Loan
1,543,482	5.250%, 6/26/2019	1,548,792
	iHeartCommunications, Inc., Term Loan
1,194,892	6.928%, 1/30/2019	1,134,610
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,782,107
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,602,672
	McGraw-Hill Global Education, LLC, Term Loan
670,939	5.750%, 3/22/2019	675,636
	NEP/NCP Holdco, Inc., Term Loan
1,568,190	4.250%, 1/22/2020	1,525,065
	TNS, Inc., Term Loan
1,357,283	5.000%, 2/14/2020	1,358,979
	Univision Communications, Inc., Term Loan
1,629,882	4.000%, 3/1/2020	1,626,100
	Virgin Media Investment Holdings, Ltd., Term Loan
1,367,695	3.500%, 6/7/2020	1,365,138
	WideOpenWest Finance, LLC, Term Loan
1,568,000	4.750%, 4/1/2019	1,568,251
	Yankee Cable Acquisition, LLC, Term Loan
1,503,331	4.500%, 3/1/2020	1,506,713
	Zayo Group, LLC, Term Loan
1,563,845	4.000%, 7/2/2019	1,565,096

	Total	19,919,399

Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,360,112	4.250%, 8/13/2021	1,367,484

Principal Amount	Bank Loans (3.9%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Chrysler Group, LLC, Term Loan
$1,547,837	3.500%, 5/24/2017	$1,547,512
	MGM Resorts International, Term Loan
938,400	3.500%, 12/20/2019	935,078
	ROC Finance, LLC, Term Loan
1,576,000	5.000%, 6/20/2019	1,519,358

	Total	5,369,432

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,713,077	5.375%, 3/21/2019	1,724,743
	Biomet, Inc., Term Loan
1,533,902	3.674%, 7/25/2017	1,532,246
	CHS/Community Health Systems, Inc., Term Loan
432,157	3.428%, 12/31/2018	432,023
1,148,934	4.250%, 1/27/2021	1,154,276
	Roundy’s Supermarkets, Inc., Term Loan
1,304,030	5.750%, 3/3/2021	1,251,061
	Visant Corporation, Term Loan
1,228,029	7.000%, 9/23/2021	1,232,376

	Total	7,326,725

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,560,923	6.250%, 5/16/2018	1,202,691
	McJunkin Red Man Corporation, Term Loan
630,400	5.000%, 11/8/2019	604,554
	Offshore Group Investment, Ltd., Term Loan
784,000	5.750%, 3/28/2019	445,900

	Total	2,253,145

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,564,000	4.000%, 10/15/2019	1,559,433

	Total	1,559,433

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,514,917	5.000%, 9/10/2020	1,480,831
	First Data Corporation, Term Loan
1,600,000	3.674%, 3/23/2018	1,598,400
	Freescale Semiconductor, Inc., Term Loan
1,568,150	4.250%, 2/28/2020	1,570,534
	Infor US, Inc., Term Loan
1,100,777	3.750%, 6/3/2020	1,089,945
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	436,935
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	578,199

	Total	6,754,844

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,552,350	3.750%, 6/27/2019	1,550,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value
Transportation (0.3%) - continued
	Delta Air Lines, Inc., Term Loan
$2,380,744	3.250%, 4/20/2017	$2,379,268

	Total	3,929,677

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,258,846	4.000%, 4/1/2018	1,261,075
1,267,500	4.000%, 10/9/2019	1,269,249

	Total	2,530,324

	Total Bank Loans (cost $56,707,739)	55,722,302

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Asset-Backed Securities (0.6%)
	GMAC Mortgage Corporation Loan Trust
2,836,714	0.354%, 8/25/2035[b,c]	2,585,830
3,498,545	0.354%, 12/25/2036[b,c]	3,067,027
	IndyMac Seconds Asset-Backed Trust
541,907	0.514%, 10/25/2036[b,c]	345,978
	Renaissance Home Equity Loan Trust
2,240,121	5.746%, 5/25/2036[d]	1,614,670
2,000,000	6.011%, 5/25/2036[d]	1,406,136

	Total	9,019,641

Basic Materials (4.6%)
	Albemarle Corporation
3,150,000	4.150%, 12/1/2024	3,266,944
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024	1,348,593
	Anglo American Capital plc
1,910,000	4.125%, 4/15/2021[e]	1,966,448
	ArcelorMittal
2,750,000	6.000%, 8/5/2020	2,918,437
	Barrick Gold Corporation
1,920,000	3.850%, 4/1/2022	1,877,482
1,910,000	4.100%, 5/1/2023	1,884,236
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,819,205
	Freeport-McMoRan, Inc.
4,470,000	3.550%, 3/1/2022	4,137,562
3,175,000	3.875%, 3/15/2023	2,941,339
2,520,000	4.550%, 11/14/2024[f]	2,421,347
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[e]	2,498,464
3,780,000	3.163%, 11/15/2021[e]	3,874,772
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[e]	3,238,490
	International Paper Company
1,190,000	4.800%, 6/15/2044	1,222,185
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,706,435
1,910,000	4.875%, 3/15/2044	2,051,632
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,726,493
	Mosaic Company
2,145,000	4.250%, 11/15/2023	2,287,574
1,590,000	5.450%, 11/15/2033	1,838,434
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,773,916
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[e]	2,003,113

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Basic Materials (4.6%) - continued
	Vale Overseas, Ltd.
$1,900,000	4.625%, 9/15/2020[f]	$1,898,461
	Vale SA
1,930,000	5.625%, 9/11/2042[f]	1,670,222
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,390,606
2,570,000	7.375%, 3/15/2032	3,452,790
	Xstrata Finance Canada, Ltd.
1,940,000	4.250%, 10/25/2022[e]	1,994,349
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	59,478

	Total	65,269,007

Capital Goods (1.9%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[e]	4,317,191
	Huntington Ingalls Industries, Inc.
630,000	5.000%, 12/15/2021[e]	656,775
	L-3 Communications Corporation
2,560,000	3.950%, 5/28/2024	2,627,343
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,526,614
3,170,000	3.550%, 6/1/2022	3,316,936
1,870,000	3.200%, 3/15/2025	1,878,018
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,075,800
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,575,034
1,280,000	4.300%, 3/1/2024	1,370,276
630,000	3.875%, 3/1/2025	650,821
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,355,250
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,208,493

	Total	26,558,551

Collateralized Mortgage Obligations (1.0%)
	CitiMortgage Alternative Loan Trust
2,105,893	5.750%, 4/25/2037	1,807,774
	Countrywide Alternative Loan Trust
2,683,108	6.000%, 1/25/2037	2,469,646
	Deutsche Alt-A Securities Mortgage Loan Trust
2,221,026	0.898%, 4/25/2047[c]	1,896,478
	HomeBanc Mortgage Trust
2,279,312	2.163%, 4/25/2037	1,682,978
	Wachovia Mortgage Loan Trust, LLC
2,407,559	2.736%, 5/20/2036	2,100,884
	WaMu Mortgage Pass Through Certificates
598,518	0.464%, 10/25/2045[c]	548,744
	Washington Mutual Mortgage Pass Through Certificates
3,988,001	0.878%, 2/25/2047[c]	2,801,319

	Total	13,307,823

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,021,706	5.331%, 2/11/2044	3,215,394
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,000,314

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Commercial Mortgage-Backed Securities (0.6%) - continued
	Credit Suisse First Boston Mortgage Securities
$3,200,000	5.542%, 1/15/2049	$3,409,194

	Total	8,624,902

Communications Services (10.4%)
	21st Century Fox America, Inc.
1,880,000	6.150%, 2/15/2041	2,430,597
	America Movil SAB de CV
4,100,000	1.268%, 9/12/2016[c]	4,116,015
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,186,568
3,500,000	3.450%, 9/15/2021	3,572,681
2,550,000	3.500%, 1/31/2023	2,527,657
	AT&T, Inc.
3,190,000	4.300%, 12/15/2042	3,051,251
	British Sky Broadcasting Group plc
940,000	2.625%, 9/16/2019[e]	954,593
2,510,000	3.750%, 9/16/2024[e]	2,594,951
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,295,862
	CenturyLink, Inc.
1,920,000	5.625%, 4/1/2020	2,016,000
2,700,000	5.800%, 3/15/2022	2,811,375
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,007,887
	Comcast Corporation
2,700,000	6.400%, 5/15/2038	3,657,007
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,394,948
1,920,000	3.250%, 12/15/2022[e]	1,947,517
	DIRECTV Holdings, LLC
3,310,000	3.800%, 3/15/2022	3,430,772
3,190,000	4.450%, 4/1/2024	3,406,891
3,500,000	3.950%, 1/15/2025	3,605,969
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025	1,861,200
	Hughes Satellite Systems Corporation
2,580,000	6.500%, 6/15/2019	2,799,300
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[e]	1,932,036
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	5,024,731
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,575,661
2,140,000	6.400%, 12/15/2035	2,815,395
	Numericable-SFR
1,920,000	6.000%, 5/15/2022[e]	1,944,000
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,670,633
940,000	3.650%, 11/1/2024	972,389
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,190,049
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e]	1,422,225
	Sprint Corporation
1,280,000	7.125%, 6/15/2024	1,248,000
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	5,108,468
1,600,000	4.570%, 4/27/2023	1,760,651
	Telstra Corporation, Ltd.
2,480,000	3.125%, 4/7/2025[e,g]	2,498,774

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Communications Services (10.4%) - continued
	Time Warner Cable, Inc.
$2,500,000	8.250%, 4/1/2019	$3,057,850
3,800,000	4.125%, 2/15/2021	4,086,851
1,870,000	4.500%, 9/15/2042	1,918,179
	Time Warner Entertainment Company, LP
1,750,000	8.375%, 3/15/2023	2,351,547
	Time Warner, Inc.
3,190,000	2.100%, 6/1/2019	3,206,202
1,600,000	7.700%, 5/1/2032	2,275,355
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,059,200
940,000	5.125%, 2/15/2025[e]	959,975
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[e]	2,775,500
	Verizon Communications, Inc.
3,777,000	2.625%, 2/21/2020	3,842,569
2,550,000	4.500%, 9/15/2020	2,815,896
3,830,000	3.450%, 3/15/2021	4,005,590
5,030,000	3.500%, 11/1/2024	5,147,526
280,000	6.400%, 9/15/2033	349,479
1,910,000	5.050%, 3/15/2034	2,073,952
5,854,000	4.272%, 1/15/2036[e]	5,809,252
5,070,000	6.550%, 9/15/2043	6,601,946
4,587,000	4.522%, 9/15/2048[e]	4,566,203

	Total	147,735,125

Consumer Cyclical (6.6%)
	Alibaba Group Holding, Ltd.
3,150,000	3.125%, 11/28/2021[e]	3,172,207
2,520,000	3.600%, 11/28/2024[e]	2,528,135
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[e]	4,771,950
	Chrysler Group, LLC
1,900,000	8.000%, 6/15/2019	1,992,625
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,205,070
1,890,000	3.375%, 8/12/2024	1,959,936
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[e]	1,968,175
	Ford Motor Credit Company, LLC
2,560,000	1.506%, 5/9/2016[c]	2,578,071
630,000	6.625%, 8/15/2017	699,655
3,500,000	2.597%, 11/4/2019	3,546,144
2,575,000	4.250%, 9/20/2022	2,776,218
2,510,000	3.664%, 9/8/2024	2,589,750
	General Motors Company
3,170,000	3.500%, 10/2/2018	3,247,855
3,150,000	5.000%, 4/1/2035	3,361,182
	General Motors Financial Company, Inc.
1,275,000	3.500%, 7/10/2019	1,308,995
1,890,000	4.375%, 9/25/2021	2,007,350
2,510,000	4.000%, 1/15/2025	2,559,989
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	2,010,275
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,127,572
	Hyundai Motor Manufacturing Czech SRO
2,525,000	4.500%, 4/15/2015[e]	2,527,096
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,962,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Cyclical (6.6%) - continued
	Johnson Controls, Inc.
$1,150,000	5.250%, 12/1/2041	$1,310,978
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[e]	3,346,214
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,090,000
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,931,700
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,810,725
3,190,000	3.625%, 6/1/2024[f]	3,314,573
3,150,000	4.500%, 12/15/2034	3,334,004
	MGM Resorts International
1,880,000	6.000%, 3/15/2023	1,931,700
	QVC, Inc.
2,235,000	4.375%, 3/15/2023	2,277,132
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,118,093
3,210,000	3.125%, 2/15/2023	3,182,461
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,260,000
960,000	4.375%, 4/15/2023[f]	969,600
	United Rentals, Inc.
1,250,000	5.500%, 7/15/2025	1,273,438
	Walgreens Boots Alliance, Inc.
3,780,000	3.300%, 11/18/2021	3,891,559
	Wyndham Worldwide Corporation
640,000	2.500%, 3/1/2018	642,692
3,220,000	4.250%, 3/1/2022	3,360,463

	Total	93,946,107

Consumer Non-Cyclical (8.3%)
	AbbVie, Inc.
1,190,000	2.900%, 11/6/2022	1,180,430
1,890,000	4.400%, 11/6/2042	1,945,598
	Actavis Funding SCS
3,760,000	3.450%, 3/15/2022	3,851,282
3,130,000	3.800%, 3/15/2025	3,230,254
	Activis Funding SCS
2,555,000	3.850%, 6/15/2024	2,639,159
	Altria Group, Inc.
2,175,000	4.000%, 1/31/2024	2,333,745
804,000	9.950%, 11/10/2038	1,395,332
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,671,725
	BRF SA
3,830,000	4.750%, 5/22/2024[e]	3,724,675
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,117,575
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,068,279
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,902,874
1,505,000	3.200%, 1/25/2023	1,481,508
	CVS Health Corporation
1,910,000	6.125%, 9/15/2039	2,493,452
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,447,568
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[e]	1,297,800
	Express Scripts Holding Company
1,935,000	4.750%, 11/15/2021	2,177,082
910,000	3.500%, 6/15/2024	936,866

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Non-Cyclical (8.3%) - continued
	Forest Laboratories, Inc.
$2,550,000	5.000%, 12/15/2021[e]	$2,835,483
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,656,000
	Hospira, Inc.
2,540,000	5.200%, 8/12/2020	2,897,096
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	2,017,437
	JM Smucker Company
620,000	3.000%, 3/15/2022[e]	629,309
	Kindred Escrow Corporation II
1,890,000	8.750%, 1/15/2023[e]	2,069,550
	Kraft Foods Group, Inc.
3,140,000	3.500%, 6/6/2022	3,248,845
	Kroger Company
2,520,000	2.950%, 11/1/2021	2,569,042
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,265,449
1,250,000	4.700%, 2/1/2045	1,286,620
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,648,278
2,550,000	4.883%, 3/15/2044	2,926,406
	Mondelez International, Inc.
5,090,000	4.000%, 2/1/2024	5,512,429
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,632,274
1,910,000	4.450%, 1/15/2022[e]	2,070,140
	Roche Holdings, Inc.
2,200,000	2.875%, 9/29/2021[e]	2,277,744
	SABMiller Holdings, Inc.
5,040,000	3.750%, 1/15/2022[e]	5,301,873
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,547,600
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,105,775
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,519,533
910,000	3.950%, 8/15/2024	961,400
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,659,200
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,177,008
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,347,412
2,490,000	3.700%, 5/1/2025	2,563,017
	Zimmer Holdings, Inc.
4,100,000	3.550%, 4/1/2025	4,185,042
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,179,160

	Total	116,984,326

Energy (8.3%)
	Anadarko Petroleum Corporation
3,190,000	6.450%, 9/15/2036	3,957,211
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023[e,f]	1,861,200
	BP Capital Markets plc
2,490,000	3.506%, 3/17/2025	2,539,690
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,888,998
3,180,000	5.850%, 11/15/2043	3,206,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (8.3%) - continued
	Calumet Specialty Products Partners, LP
$1,910,000	6.500%, 4/15/2021[e]	$1,852,700
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[e,f]	2,392,728
	Chaparral Energy, Inc.
1,920,000	7.625%, 11/15/2022	1,286,400
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,021,675
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[f]	3,530,264
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,129,833
3,800,000	4.300%, 5/1/2024	3,868,723
	Energy Transfer Partners, LP
2,950,000	4.050%, 3/15/2025	2,974,957
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	3,007,923
	Hess Corporation
2,520,000	5.600%, 2/15/2041	2,752,092
	Kinder Morgan, Inc.
2,520,000	4.300%, 6/1/2025	2,586,639
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	1,566,150
	Magellan Midstream Partners, LP
2,500,000	4.200%, 3/15/2045	2,421,838
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,617,943
1,920,000	2.800%, 11/1/2022	1,870,069
	Marathon Petroleum Corporation
940,000	3.625%, 9/15/2024	950,713
1,920,000	6.500%, 3/1/2041	2,339,340
	MPLX, LP
4,390,000	4.000%, 2/15/2025	4,425,129
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022[f]	2,273,654
1,200,000	6.950%, 4/1/2045	1,137,439
	Occidental Petroleum Corporation
4,390,000	4.100%, 2/1/2021	4,814,171
	Offshore Group Investment, Ltd.
1,600,000	7.500%, 11/1/2019	912,000
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,239,715
	Regency Energy Partners, LP
640,000	5.000%, 10/1/2022	665,600
	Rosetta Resources, Inc.
1,920,000	5.875%, 6/1/2022	1,809,600
	Rowan Companies, Inc.
2,125,000	4.875%, 6/1/2022	2,042,418
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,919,550
1,250,000	5.625%, 3/1/2025[e]	1,235,938
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,512,771
1,560,000	3.500%, 3/15/2025	1,567,770
	Suncor Energy, Inc.
1,260,000	3.600%, 12/1/2024[f]	1,285,298
1,940,000	6.850%, 6/1/2039	2,555,843
	Sunoco Logistics Partners
	Operations, LP
3,200,000	3.450%, 1/15/2023	3,148,541
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019[e]	1,936,400

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (8.3%) - continued
	Transocean, Inc.
$1,920,000	7.375%, 4/15/2018[f]	$1,867,200
1,280,000	6.375%, 12/15/2021[f]	1,076,800
2,550,000	3.800%, 10/15/2022[f]	1,860,704
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,377,832
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	4,730,130
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,366,467
2,550,000	4.550%, 6/24/2024	2,469,708
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,001,159
1,600,000	3.900%, 1/15/2025[f]	1,564,370
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,101,849

	Total	117,521,981

Financials (30.4%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,968,799
	Aegon NV
2,600,000	2.168%, 7/29/2049[c,h]	2,249,000
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,253,700
2,510,000	3.750%, 2/1/2022	2,550,697
1,260,000	4.250%, 9/15/2024	1,297,800
	Ally Financial, Inc.
1,400,000	3.250%, 2/13/2018	1,386,000
1,860,000	4.125%, 3/30/2020	1,848,375
	American Express Company
1,880,000	4.900%, 12/29/2049[h]	1,907,260
	American International Group, Inc.
3,195,000	3.375%, 8/15/2020	3,371,214
1,880,000	3.875%, 1/15/2035	1,889,406
3,130,000	4.500%, 7/16/2044	3,359,795
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,193,632
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,353,657
1,570,000	3.875%, 1/15/2020[f]	1,597,481
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,194,289
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,425,499
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[f]	3,424,669
	AXA SA
2,580,000	8.600%, 12/15/2030	3,599,100
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,954,074
	Banco de Brasil SA
3,190,000	9.000%, 12/31/2049[e,h]	2,749,238
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico
1,445,000	4.125%, 11/9/2022[e]	1,472,094
	Bank of America Corporation
3,840,000	1.335%, 3/22/2018[c]	3,883,718
3,880,000	7.625%, 6/1/2019	4,683,106
1,900,000	4.100%, 7/24/2023	2,027,391
3,830,000	4.125%, 1/22/2024	4,101,302
2,830,000	4.200%, 8/26/2024	2,927,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (30.4%) - continued
$1,950,000	5.875%, 2/7/2042	$2,480,675
3,130,000	6.500%, 10/23/2049[h]	3,309,975
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,612,823
3,760,000	0.625%, 11/29/2049[c,h]	2,387,600
	Barclays plc
1,890,000	4.375%, 9/11/2024	1,911,606
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[e]	3,997,024
	BPCE SA
2,535,000	5.700%, 10/22/2023[e]	2,803,568
3,190,000	5.150%, 7/21/2024[e]	3,408,493
	Caixa Economica Federal
3,190,000	4.250%, 5/13/2019[e]	3,068,780
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,174,747
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,453,720
	Capital One Financial Corporation
960,000	2.450%, 4/24/2019	971,416
	Cigna Corporation
2,490,000	3.250%, 4/15/2025	2,540,432
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,229,200
930,000	3.875%, 2/19/2019	920,700
	Citigroup, Inc.
4,475,000	3.500%, 5/15/2023	4,462,609
3,805,000	5.500%, 9/13/2025	4,312,553
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,540,932
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,597,770
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,910,000	5.750%, 12/1/2043	2,373,868
1,290,000	11.000%, 12/29/2049[e,h]	1,660,875
	Credit Agricole SA
2,450,000	4.375%, 3/17/2025[e]	2,477,322
	Credit Suisse Group AG
1,890,000	6.500%, 8/8/2023[e]	2,157,977
1,260,000	7.500%, 12/11/2049[e,h]	1,352,925
	DDR Corporation
2,510,000	3.625%, 2/1/2025[f]	2,504,900
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,607,735
	Discover Bank of Greenwood Delaware
2,200,000	7.000%, 4/15/2020	2,611,677
3,505,000	4.200%, 8/8/2023	3,707,186
1,600,000	4.250%, 3/13/2026	1,696,390
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,364,572
1,260,000	3.750%, 12/1/2024	1,293,258
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	2,986,364
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,028,167
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,871,250
	General Electric Capital Corporation
3,200,000	1.271%, 3/15/2023[c]	3,241,120
1,550,000	6.750%, 3/15/2032	2,143,881
3,200,000	7.125%, 12/15/2049[h]	3,756,000

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (30.4%) - continued
	Glitnir Banki HF
$50,000	Zero Coupon, 1/21/2011*,i	$14,000
	Goldman Sachs Group, Inc.
1,170,000	2.900%, 7/19/2018	1,209,209
2,900,000	5.375%, 3/15/2020	3,290,792
3,760,000	2.600%, 4/23/2020	3,800,003
3,275,000	5.250%, 7/27/2021	3,724,379
3,190,000	4.000%, 3/3/2024	3,371,358
4,450,000	3.850%, 7/8/2024	4,657,245
1,260,000	6.750%, 10/1/2037	1,654,447
	Hartford Financial Services Group, Inc.
4,480,000	5.125%, 4/15/2022	5,105,045
	HCP, Inc.
2,250,000	2.625%, 2/1/2020	2,255,693
2,555,000	4.200%, 3/1/2024	2,672,144
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,483,958
3,150,000	4.950%, 1/15/2021	3,498,903
	HSBC Finance Capital Trust IX
3,100,000	5.911%, 11/30/2035	3,151,150
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,811,650
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,610,189
1,870,000	6.375%, 3/29/2049[h]	1,912,075
1,880,000	6.375%, 12/29/2049[h]	1,919,950
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,457,207
	Hutchison Whampoa Finance CI, Ltd.
2,520,000	1.625%, 10/31/2017[e]	2,509,660
	Hutchison Whampoa International 14, Ltd.
2,510,000	3.625%, 10/31/2024[e]	2,571,392
	Icahn Enterprises, LP
2,540,000	6.000%, 8/1/2020	2,638,552
	ILFC E-Capital Trust II
2,230,000	6.250%, 12/21/2065[c,e]	2,096,200
	ING Bank NV
3,165,000	5.800%, 9/25/2023[e]	3,583,157
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,950,000
1,600,000	5.750%, 5/15/2016	1,663,200
	Intesa Sanpaolo SPA
2,550,000	5.017%, 6/26/2024[e]	2,609,900
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,221,523
2,830,000	3.875%, 9/10/2024	2,903,269
3,150,000	5.500%, 10/15/2040	3,841,945
2,550,000	6.750%, 8/29/2049[h]	2,766,750
2,560,000	6.000%, 12/29/2049[h]	2,592,000
	Kilroy Realty, LP
3,190,000	4.250%, 8/15/2029	3,324,608
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,904,899
3,190,000	4.850%, 8/1/2044[e]	3,459,147
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,050,545
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,386,795
	Lloyds Banking Group plc
940,000	4.500%, 11/4/2024	976,366
2,550,000	5.920%, 9/29/2049[e,h]	2,575,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (30.4%) - continued
	Macquarie Bank, Ltd.
$3,215,000	1.650%, 3/24/2017[e]	$3,231,274
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,488,767
3,000,000	7.750%, 5/14/2038	4,320,210
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	927,500
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,349,687
	MetLife, Inc.
2,250,000	3.600%, 4/10/2024	2,377,908
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,503,978
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,242,323
3,195,000	2.125%, 4/25/2018	3,230,091
3,180,000	5.625%, 9/23/2019	3,619,705
3,400,000	5.500%, 1/26/2020	3,864,076
3,205,000	4.875%, 11/1/2022	3,500,379
2,550,000	5.000%, 11/24/2025	2,816,870
2,510,000	4.350%, 9/8/2026	2,631,143
1,570,000	4.300%, 1/27/2045	1,626,876
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,320,144
	Navient Corporation
2,520,000	5.000%, 10/26/2020	2,472,750
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[e]	3,475,908
1,890,000	5.500%, 9/29/2049[e,f,h]	1,920,713
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,152,400
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,575,000
	Peachtree Corners Funding Trust
1,400,000	3.976%, 2/15/2025[e]	1,420,206
	Preferred Term Securities XXIII, Ltd.
3,105,526	0.471%, 12/22/2036*,c	2,358,709
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,698,913
	ProLogis, LP
3,200,000	6.875%, 3/15/2020	3,773,827
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,960,156
1,425,000	6.200%, 11/15/2040	1,806,748
1,930,000	5.875%, 9/15/2042	2,096,462
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,973,587
	Regions Bank
377,000	7.500%, 5/15/2018	438,199
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,256,002
3,815,000	4.700%, 9/15/2023	4,167,666
	Royal Bank Of Scotland plc
2,520,000	6.000%, 12/19/2023	2,803,102
	Santander UK plc
960,000	5.000%, 11/7/2023[e]	1,033,792
	Simon Property Group, LP
2,775,000	2.750%, 2/1/2023	2,742,319
	SLM Corporation
4,515,000	6.000%, 1/25/2017	4,749,216
1,024,000	4.625%, 9/25/2017	1,039,360
	Societe Generale SA
1,920,000	7.875%, 12/31/2049[e,f,h]	1,982,400
	Standard Chartered plc
1,870,000	6.500%, 12/29/2049[e,g,h]	1,886,535

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (30.4%) - continued
	Swiss RE Capital I, LP
$4,200,000	6.854%, 5/29/2049[e,h]	$4,410,000
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,520,908
1,600,000	3.750%, 8/15/2021	1,659,206
1,260,000	4.250%, 8/15/2024	1,317,712
	UBS AG
3,000,000	1.800%, 3/26/2018	3,008,325
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,696,226
	Voya Financial, Inc.
1,760,000	2.900%, 2/15/2018	1,815,980
3,215,000	5.500%, 7/15/2022	3,715,244
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[c,h]	118,488
	WEA Finance, LLC
3,770,000	2.700%, 9/17/2019[e]	3,816,330
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,105,427
3,220,000	7.980%, 2/28/2049[h]	3,525,900
1,250,000	5.875%, 12/31/2049[h]	1,322,125
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,882,103
1,840,000	5.250%, 12/15/2043	2,137,090

	Total	429,799,978

Foreign Government (1.2%)
	Brazil Government International Bond
1,270,000	5.000%, 1/27/2045	1,174,750
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,576,000
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,149,054
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,873,333
	Mexico Government International Bond
1,270,000	5.125%, 1/15/2020	1,423,670
3,480,000	4.000%, 10/2/2023	3,681,840
2,100,000	3.600%, 1/30/2025[f]	2,155,125

	Total	17,033,772

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 4/1/2030[g]	2,525,963
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 4/1/2045[g]	2,576,852
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,700,000	3.500%, 5/1/2029[g]	2,860,218
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
13,000,000	3.500%, 4/1/2045[g]	13,654,062
9,937,500	4.000%, 4/1/2045[g]	10,625,362
7,250,000	4.500%, 5/1/2045[g]	7,889,475

	Total	40,131,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Technology (1.8%)
	Adobe Systems, Inc.
$3,130,000	3.250%, 2/1/2025	$3,163,610
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022	1,967,300
	Apple, Inc.
125,000	2.150%, 2/9/2022	123,382
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,970,325
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,281,100
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,937,636
	Microsoft Corporation
3,140,000	4.000%, 2/12/2055	3,134,684
880,000	2.375%, 2/12/2022	886,354
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,605,966
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,941,975
	Xerox Corporation
3,130,000	2.750%, 9/1/2020	3,134,376

	Total	26,146,708

Transportation (3.5%)
	American Airlines Pass Through Trust
2,296,032	5.600%, 7/15/2020[e]	2,399,353
2,364,831	4.000%, 7/15/2025	2,471,248
	British Airways plc
4,335,119	4.625%, 6/20/2024[e]	4,665,888
	Burlington Northern Santa Fe, LLC
3,120,000	3.000%, 4/1/2025	3,146,483
	Canadian Pacific Railway Company
2,190,000	2.900%, 2/1/2025	2,184,523
2,560,000	7.125%, 10/15/2031	3,544,013
	Continental Airlines, Inc.
871,483	7.250%, 11/10/2019	1,007,652
1,339,648	4.000%, 10/29/2024	1,401,674
	CSX Corporation
1,807,000	6.220%, 4/30/2040	2,449,349
	Delta Air Lines, Inc.
1,763,504	4.950%, 5/23/2019	1,893,562
1,111,312	4.750%, 5/7/2020	1,193,327
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,936,443
1,915,000	4.500%, 8/16/2021[e]	2,103,976
	FedEx Corporation
2,510,000	4.100%, 2/1/2045	2,506,220
	Navios South American Logistics, Inc.
325,000	7.250%, 5/1/2022[e]	315,250
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[e]	1,973,164
2,510,000	3.375%, 2/1/2022[e]	2,509,227
	United Airlines Pass Through Trust
1,590,000	3.750%, 9/3/2026	1,651,692
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026[f]	2,354,912
	US Airways Pass Through Trust
3,106,817	3.950%, 11/15/2025	3,223,323
	Virgin Australia Holdings, Ltd.
2,456,888	5.000%, 10/23/2023[e]	2,576,784

	Total	49,508,063

Principal Amount	Long-Term Fixed Income (91.3%)	Value
U.S. Government and Agencies (2.6%)
	U.S. Treasury Bonds
$1,500,000	4.375%, 5/15/2041	$2,044,453
3,427,000	3.125%, 2/15/2042	3,830,742
3,214,000	3.750%, 11/15/2043	4,014,990
	U.S. Treasury Bonds, TIPS
5,750,160	0.625%, 1/15/2024	5,989,148
2,476,642	0.250%, 1/15/2025	2,493,669
	U.S. Treasury Notes
1,410,000	2.875%, 3/31/2018	1,492,286
10,023,000	1.000%, 6/30/2019	9,921,206
3,130,000	2.500%, 2/15/2045	3,101,145
	U.S. Treasury Notes, TIPS
3,308,317	0.625%, 7/15/2021	3,467,272

	Total	36,354,911

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	3,005,098

	Total	3,005,098

Utilities (6.4%)
	Access Midstream Partners, LP
1,570,000	4.875%, 5/15/2023	1,581,775
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,586,218
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,628,322
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,920,000
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	988,919
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,673,535
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,304,458
2,550,000	5.600%, 4/1/2044	2,190,889
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[e]	1,260,000
	DPL, Inc.
565,000	6.500%, 10/15/2016	593,250
	Dynegy Finance I, Inc.
1,250,000	7.375%, 11/1/2022[e]	1,314,062
	EDP Finance BV
2,830,000	4.125%, 1/15/2020[e]	2,929,050
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,206,714
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,h]	3,339,200
	Energy Transfer Partners, LP
5,325,000	4.650%, 6/1/2021	5,689,470
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,202,913
1,690,000	7.034%, 1/15/2068	1,827,099
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,177,280
2,500,000	4.000%, 10/1/2020	2,646,950
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	4,042,370
	Great River Energy
19,870	5.829%, 7/1/2017*	20,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Utilities (6.4%) - continued
	ITC Holdings Corporation
$5,080,000	4.050%, 7/1/2023	$5,394,340
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,873,995
1,935,000	5.000%, 8/15/2042	1,879,179
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,743,486
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	4,011,776
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,182,603
3,200,000	5.450%, 9/15/2020	3,683,661
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,706,631
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045[e]	2,495,167
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,096,063
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,340,696
3,190,000	3.950%, 3/15/2024	3,443,181
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,378,325
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[h]	2,895,200

	Total	91,247,708

	Total Long-Term Fixed Income (cost $1,237,242,294)	1,292,195,633

Shares	Preferred Stock (2.0%)	Value
Financials (1.9%)
79,875	Allstate Corporation, 5.100%	2,074,354
102,122	Citigroup, Inc., 7.875%	2,708,275
22,500	Cobank ACB, 6.250%[h]	2,301,329
31,925	Countrywide Capital V, 7.000%	826,538
128,000	Discover Financial Services, 6.500%[h]	3,317,760
78,590	GMAC Capital Trust I, 8.125%	2,062,988
95,940	Goldman Sachs Group, Inc., 5.500%[h]	2,415,769
102,122	HSBC USA, Inc., 6.500%[h]	2,591,856
88,200	Morgan Stanley, 7.125%[h]	2,511,054
62,918	RBS Capital Funding Trust V, 5.900%[h]	1,544,637
63,611	RBS Capital Funding Trust VII, 6.080%[h]	1,575,645
101,500	Wells Fargo & Company, 5.850%[h]	2,691,780

	Total	26,621,985

Materials (0.1%)
76,576	CHS, Inc., 7.100%[h]	2,068,318

	Total	2,068,318

	Total Preferred Stock (cost $27,768,928)	28,690,303

Shares	Collateral Held for Securities Loaned (2.9%)	Value
40,858,700	Thrivent Cash Management Trust	40,858,700

	Total Collateral Held for Securities Loaned (cost $40,858,700)	40,858,700

Shares or Principal Amount	Short-Term Investments (4.7%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.096%, 4/22/2015[k]	$99,994
600,000	0.090%, 4/24/2015[k]	599,966
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.075%, 6/11/2015[k]	99,985
	Federal National Mortgage Association Discount Notes
3,000,000	0.040%, 5/21/2015[k]	2,999,833
	Thrivent Cash Management Trust
63,274,678	0.050%	63,274,678

	Total Short-Term Investments (at amortized cost)	67,074,456

	Total Investments (cost $1,429,652,117) 104.8%	$1,484,541,394

	Other Assets and Liabilities, Net (4.8%)	(67,589,301)

	Total Net Assets 100.0%	$1,416,952,093

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $241,825,737 or 17.1% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2015, $1,299,917 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 31, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,661
Glitnir Banki HF, 1/21/2016	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	19,870
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	3,105,526

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,831,526
Gross unrealized depreciation	(13,942,249)

Net unrealized appreciation (depreciation)	$54,889,277

Cost for federal income tax purposes	$1,429,652,117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,983,906	–	2,983,906	–
Capital Goods	3,095,417	–	3,095,417	–
Communications Services	19,919,399	–	18,560,420	1,358,979
Consumer Cyclical	5,369,432	–	5,369,432	–
Consumer Non-Cyclical	7,326,725	–	7,326,725	–
Energy	2,253,145	–	2,253,145	–
Financials	1,559,433	–	1,559,433	–
Technology	6,754,844	–	6,754,844	–
Transportation	3,929,677	–	3,929,677	–
Utilities	2,530,324	–	2,530,324	–
Long-Term Fixed Income
Asset-Backed Securities	9,019,641	–	9,019,641	–
Basic Materials	65,269,007	–	65,269,007	–
Capital Goods	26,558,551	–	26,558,551	–
Collateralized Mortgage Obligations	13,307,823	–	13,307,823	–
Commercial Mortgage-Backed Securities	8,624,902	–	8,624,902	–
Communications Services	147,735,125	–	147,735,125	–
Consumer Cyclical	93,946,107	–	93,946,107	–
Consumer Non-Cyclical	116,984,326	–	116,984,326	–
Energy	117,521,981	–	117,521,981	–
Financials	429,799,978	–	429,799,978	–
Foreign Government	17,033,772	–	17,033,772	–
Mortgage-Backed Securities	40,131,932	–	40,131,932	–
Technology	26,146,708	–	26,146,708	–
Transportation	49,508,063	–	49,508,063	–
U.S. Government and Agencies	36,354,911	–	36,354,911	–
U.S. Municipals	3,005,098	–	3,005,098	–
Utilities	91,247,708	–	91,247,708	–
Preferred Stock
Financials	26,621,985	24,320,656	2,301,329	–
Materials	2,068,318	2,068,318	–	–
Collateral Held for Securities Loaned	40,858,700	40,858,700	–	–
Short-Term Investments	67,074,456	63,274,678	3,799,778	–

Total	$1,484,541,394	$130,522,352	$1,352,660,063	$1,358,979

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	883,932	883,932	–	–

Total Asset Derivatives	$883,932	$883,932	$–	$–

Liability Derivatives
Futures Contracts	1,834,514	1,834,514	–	–

Total Liability Derivatives	$1,834,514	$1,834,514	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(595)	June 2015	($70,951,906)	($71,525,510)	($573,604)
10-Yr. U.S. Treasury Bond Futures	(1,000)	June 2015	(127,645,340)	(128,906,250)	(1,260,910)
30-Yr. U.S. Treasury Bond Futures	506	June 2015	82,036,819	82,920,751	883,932
Total Futures Contracts					($950,582)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$24,146,820	$73,698,803	$56,986,923	40,858,700	$40,858,700	$34,899
Cash Management Trust-Short Term Investment	70,366,639	80,031,482	87,123,443	63,274,678	63,274,678	10,085
Total Value and Income Earned	94,513,459				104,133,378	44,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Asset-Backed Securities (2.0%)
	Conseco Financial Corporation
$7,884	6.330%, 11/1/2029	$8,096
	Countrywide Home Loans, Inc.
69,024	6.085%, 6/25/2021[a,b]	68,739
	Credit Based Asset Servicing and Securitization, LLC
346,379	3.623%, 12/25/2036[b]	239,331
	First Horizon ABS Trust
489,869	0.334%, 10/25/2034[a,c]	433,730
	GMAC Mortgage Corporation Loan Trust
709,179	0.354%, 8/25/2035[a,c]	646,458
912,664	0.354%, 12/25/2036[a,c]	800,094
	IndyMac Seconds Asset-Backed Trust
361,271	0.514%, 10/25/2036[a,c]	230,652
	Wachovia Asset Securitization, Inc.
773,203	0.314%, 7/25/2037*,a,c	687,136

	Total	3,114,236

Basic Materials (1.2%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	151,651
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,629
	Freeport-McMoRan, Inc.
250,000	4.000%, 11/14/2021	244,008
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	364,982
250,000	3.734%, 7/15/2023[d]	261,869
	Mosaic Company
400,000	4.250%, 11/15/2023	426,587
	Xstrata Finance Canada, Ltd.
325,000	2.700%, 10/25/2017[d]	329,756

	Total	1,815,482

Capital Goods (0.4%)
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	302,074
	Textron, Inc.
250,000	3.875%, 3/1/2025	258,262

	Total	560,336

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
483,338	5.306%, 12/10/2046	508,373
	Morgan Stanley Capital I
454,559	3.224%, 7/15/2049	467,140

	Total	975,513

Communications Services (1.5%)
	America Movil SAB de CV
300,000	1.268%, 9/12/2016[c]	301,172
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	199,534
	British Telecommunications plc
200,000	2.350%, 2/14/2019	203,286
	CBS Corporation
250,000	2.300%, 8/15/2019	250,038
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	165,130
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	521,000
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	250,039

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Communications Services (1.5%) - continued
	NBC Universal Enterprise, Inc.
$250,000	1.662%, 4/15/2018[d]	$251,624
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	254,987

	Total	2,396,810

Consumer Cyclical (2.8%)
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	557,459
	California Institute of Technology
325,000	4.700%, 11/1/2111	355,671
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	42,741
	Dartmouth College
250,000	3.760%, 6/1/2043	259,371
	Ford Motor Credit Company, LLC
350,000	3.000%, 6/12/2017	360,703
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	330,569
	Hyundai Capital America
210,000	2.000%, 3/19/2018[d]	213,364
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	220,228
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	596,323
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	520,454
	Starbucks Corporation
200,000	3.850%, 10/1/2023	218,367
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	493,183
	Yale University
200,000	2.086%, 4/15/2019	204,280

	Total	4,372,713

Consumer Non-Cyclical (3.2%)
	Actavis Funding SCS
350,000	1.523%, 3/12/2020[c]	354,753
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	257,517
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	254,271
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	345,303
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	340,516
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	212,603
	CVS Health Corporation
150,000	2.250%, 8/12/2019	152,316
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	245,610
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	309,166
	EMD Finance, LLC
300,000	0.619%, 3/17/2017[c,d]	299,882
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	191,612
	JM Smucker Company
225,000	2.500%, 3/15/2020[d]	228,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Consumer Non-Cyclical (3.2%) - continued
	Laboratory Corporation of America Holdings
$255,000	2.625%, 2/1/2020	$256,597
	McKesson Corporation
275,000	2.700%, 12/15/2022	273,023
	Mondelez International, Inc.
250,000	2.250%, 2/1/2019	252,808
	Sanofi
250,000	1.250%, 4/10/2018	250,340
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	306,448
	UnitedHealth Group, Inc.
160,000	2.875%, 12/15/2021	164,252
	Zimmer Holdings, Inc.
250,000	2.000%, 4/1/2018	252,000

	Total	4,947,037

Energy (1.0%)
	BP Capital Markets plc
225,000	3.062%, 3/17/2022	228,899
	Cameron International Corporation
150,000	1.400%, 6/15/2017	147,795
	CNOOC Nexen Finance
250,000	1.625%, 4/30/2017	249,422
	Exxon Mobil Corporation
250,000	0.634%, 3/6/2022[c]	250,502
	Petro-Canada
300,000	6.800%, 5/15/2038	395,965
	Petroleos Mexicanos
300,000	2.378%, 4/15/2025	305,253

	Total	1,577,836

Financials (8.8%)
	Aflac, Inc.
250,000	2.400%, 3/16/2020	252,894
	American International Group, Inc.
200,000	2.300%, 7/16/2019	202,966
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,552
	AXA SA
27,000	8.600%, 12/15/2030	37,665
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d]	503,310
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,967
	Bank of England
1,000,000	0.875%, 3/17/2017[d]	1,002,411
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	208,000
	Barclays Bank plc
300,000	5.000%, 9/22/2016	317,062
	BNZ International Funding, Ltd.
400,000	2.350%, 3/4/2019[d]	404,262
	Boston Properties, LP
300,000	3.125%, 9/1/2023	302,280
	Chubb Corporation
350,000	6.500%, 5/15/2038	493,901
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	54,053
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	200,012
	Duke Realty, LP
250,000	3.875%, 10/15/2022	261,224

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Financials (8.8%) - continued
	European Investment Bank
$455,000	2.125%, 10/15/2021	$465,758
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	202,712
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	394,511
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	411,568
	J.P. Morgan Chase & Company
250,000	1.156%, 1/25/2018[c]	253,052
250,000	2.250%, 1/23/2020	250,536
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	165,696
200,000	4.250%, 6/15/2023[d]	213,027
	Lloyds Bank plc
365,000	0.791%, 3/16/2018[c]	365,634
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	410,771
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	355,319
	MetLife, Inc.
200,000	4.368%, 9/15/2023	222,084
	Morgan Stanley
250,000	5.000%, 11/24/2025	276,164
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	331,192
	Nationwide Building Society
200,000	2.350%, 1/21/2020[d]	201,278
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	337,002
	North American Development Bank
400,000	2.300%, 10/10/2018	408,353
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	327,983
	Preferred Term Securities XXIII, Ltd.
665,470	0.471%, 12/22/2036*,c	505,438
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	202,188
	Realty Income Corporation
300,000	2.000%, 1/31/2018	302,804
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	243,280
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	301,038
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	200,802
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	267,729
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,545
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	300,986
	Synchrony Financial
215,000	3.000%, 8/15/2019	219,667
	UBS AG
250,000	0.969%, 3/26/2018[c]	250,217
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	187,618
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Financials (8.8%) - continued
	Wells Fargo & Company
$150,000	3.450%, 2/13/2023	$153,481

	Total	13,568,992

Foreign Government (4.3%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	382,025
	European Investment Bank
500,000	1.250%, 5/15/2018	503,204
	Export Development Canada
150,000	0.750%, 12/15/2017	149,282
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	201,926
	FMS Wertmanagement AoeR
500,000	1.750%, 3/17/2020	505,979
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	522,816
	Hydro-Quebec
27,000	8.400%, 1/15/2022	36,653
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	544,387
400,000	4.375%, 1/24/2044	511,389
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	494,503
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	300,331
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	104,100
250,000	3.600%, 1/30/2025	256,563
	Philippines Government International Bond
100,000	4.200%, 1/21/2024	112,000
	Poland Government International Bond
250,000	4.000%, 1/22/2024	274,500
	Province of Manitoba
600,000	1.300%, 4/3/2017	605,679
	Province of New Brunswick
125,000	2.750%, 6/15/2018	130,952
	Province of Quebec
400,000	7.500%, 7/15/2023	549,008
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	503,876

	Total	6,689,173

Mortgage-Backed Securities (29.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
433	6.500%, 3/1/2016	440
1,722	6.000%, 6/1/2016	1,753
1,401	6.000%, 9/1/2016	1,430
32,396	7.000%, 6/1/2017	33,738
32,610	5.500%, 12/1/2017	34,190
2,087,500	3.000%, 4/1/2030[g]	2,185,678
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,010	8.500%, 11/1/2025	6,255
622	8.000%, 1/1/2026	708
2,087,500	4.000%, 4/1/2045[g]	2,229,711

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Mortgage-Backed Securities (29.8%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$6,250,000	3.500%, 5/1/2029[g]	$6,620,874
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,558	10.500%, 8/1/2020	1,727
1,183	8.000%, 12/1/2024	1,340
322	8.500%, 12/1/2025	331
1,251	8.000%, 9/1/2026	1,301
2,081	8.000%, 4/1/2030	2,525
11,045,000	3.500%, 4/1/2045[g]	11,600,702
11,062,500	4.000%, 4/1/2045[g]	11,828,233
10,500,000	4.500%, 5/1/2045[g]	11,426,137
	Government National Mortgage Association 30-Yr. Pass Through
3,441	7.500%, 3/15/2023	3,454
1,913	9.000%, 9/15/2024	2,204
2,115	8.000%, 6/15/2025	2,188
1,160	8.000%, 9/15/2026	1,306
6,819	7.500%, 10/15/2027	7,016
8,026	7.500%, 11/15/2028	8,114
3,798	8.000%, 10/15/2030	4,401
5,952	7.500%, 1/15/2031	6,672

	Total	46,012,428

Technology (0.9%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	203,671
	Apple, Inc.
400,000	2.400%, 5/3/2023	395,088
	Micron Semiconductor Asia Pte, Ltd.
240,000	1.258%, 1/15/2019	239,486
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	250,866
	Oracle Corporation
325,000	1.200%, 10/15/2017	326,057

	Total	1,415,168

Transportation (0.7%)
	American Airlines Pass Through Trust
180,081	5.600%, 7/15/2020[d]	188,184
	Continental Airlines, Inc.
324,160	4.150%, 4/11/2024	341,989
	Delta Air Lines, Inc.
203,481	4.950%, 5/23/2019	218,488
	TTX Company
300,000	4.125%, 10/1/2023*	321,817

	Total	1,070,478

U.S. Government and Agencies (38.9%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	402,942
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	998,393
325,000	1.250%, 10/2/2019	322,292
350,000	6.750%, 3/15/2031	534,290
	Federal National Mortgage Association
2,690,000	1.750%, 11/26/2019	2,729,599
1,000,000	1.625%, 1/21/2020	1,006,907
1,300,000	2.625%, 9/6/2024	1,346,917
500,000	5.960%, 9/11/2028	685,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.0%)	Value
U.S. Government and Agencies (38.9%) - continued
$100,000	6.250%, 5/15/2029	$143,369
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	258,253
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	458,289
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,411,915
500,000	5.375%, 2/15/2031	710,469
4,425,000	3.000%, 5/15/2042	4,827,401
	U.S. Treasury Notes
1,000,000	0.125%, 4/30/2015	999,844
6,000,000	0.625%, 10/15/2016	6,015,936
17,625,000	0.875%, 11/15/2017	17,671,812
4,525,000	1.875%, 6/30/2020	4,628,935
1,500,000	2.000%, 7/31/2020	1,542,774
1,000,000	2.250%, 7/31/2021	1,037,031
1,000,000	2.125%, 9/30/2021	1,028,750
1,870,000	1.625%, 8/15/2022	1,854,952
4,050,000	2.250%, 11/15/2024	4,163,590
2,700,000	3.625%, 2/15/2044	3,301,382

	Total	60,081,557

Utilities (3.9%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	301,742
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	202,896
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	469,343
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	361,273
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016	303,234
	DTE Energy Company
100,000	2.400%, 12/1/2019	101,626
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	306,392
	Eversource Energy
230,000	1.600%, 1/15/2018	230,473
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	203,374
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	252,114
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	29,954
	NextEra Energy Capital Holdings, Inc.
350,000	2.400%, 9/15/2019	354,105
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	369,390
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	320,365
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	338,760
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	353,764
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	362,275
	Sempra Energy
325,000	2.300%, 4/1/2017	331,499
265,000	2.400%, 3/15/2020	267,942

Principal Amount	Long-Term Fixed Income (100.0%)	Value
Utilities (3.9%) - continued
	Southern California Edison Company
$155,000	2.400%, 2/1/2022	$155,280
	Southern California Gas Company
325,000	3.750%, 9/15/2042	335,272

	Total	5,951,073

	Total Long-Term Fixed Income (cost $150,926,382)	154,548,832

Shares or Principal Amount	Short-Term Investments (29.3%)[h]	Value
	Federal National Mortgage Association Discount Notes
1,000,000	0.090%, 8/12/2015	999,667
	Thrivent Cash Management Trust
44,186,819	0.050%	44,186,819

	Total Short-Term Investments (at amortized cost)	45,186,486

	Total Investments (cost $196,112,868) 129.3%	$199,735,318

	Other Assets and Liabilities, Net (29.3%)	(45,289,831)

	Total Net Assets 100.0%	$154,445,487

a	All or a portion of the security is insured or guaranteed.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers.

As of March 31, 2015, the value of these investments was $10,563,754 or 6.8% of total net assets.
e	Defaulted security. Interest is not being accrued.
f

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 31, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	665,470
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	773,203

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,898,226
Gross unrealized depreciation	(1,275,776)

Net unrealized appreciation (depreciation)	$3,622,450

Cost for federal income tax purposes	$196,112,868

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,114,236	–	3,114,236	–
Basic Materials	1,815,482	–	1,815,482	–
Capital Goods	560,336	–	560,336	–
Commercial Mortgage-Backed Securities	975,513	–	975,513	–
Communications Services	2,396,810	–	2,396,810	–
Consumer Cyclical	4,372,713	–	4,372,713	–
Consumer Non-Cyclical	4,947,037	–	4,947,037	–
Energy	1,577,836	–	1,577,836	–
Financials^	13,568,992	–	13,568,992	0
Foreign Government	6,689,173	–	6,689,173	–
Mortgage-Backed Securities	46,012,428	–	46,012,428	–
Technology	1,415,168	–	1,415,168	–
Transportation	1,070,478	–	1,070,478	–
U.S. Government and Agencies	60,081,557	–	60,081,557	–
Utilities	5,951,073	–	5,951,073	–
Short-Term Investments	45,186,486	44,186,819	999,667	–

Total	$199,735,318	$44,186,819	$155,548,499	$0

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Short Term Investment	$43,462,896	$13,286,133	$12,562,210	44,186,819	$44,186,819	$6,804
Total Value and Income Earned	43,462,896				44,186,819	6,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,051,295	3.750%, 6/30/2019	$947,722

	Total	947,722

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,203,106	3.750%, 10/9/2019	1,188,717
	Berry Plastics Group, Inc., Term Loan
945,700	3.500%, 2/8/2020	942,863
	Silver II Borrower, Term Loan
634,781	4.000%, 12/13/2019	600,928

	Total	2,732,508

Communications Services (0.9%)
	Clear Channel Communications, Inc., Term Loan
231,780	7.678%, 7/30/2019	223,023
	Grande Communications Networks, LLC, Term Loan
948,125	4.500%, 5/29/2020	938,056
	iHeartCommunications, Inc., Term Loan
995,670	6.928%, 1/30/2019	945,438
	Integra Telecom Holdings, Inc., Term Loan
1,191,314	5.250%, 2/22/2019	1,188,705
	LTS Buyer, LLC, Term Loan
677,925	4.000%, 4/13/2020	674,962
	NEP/NCP Holdco, Inc., Term Loan
945,814	4.250%, 1/22/2020	919,805
	NTelos, Inc., Term Loan
677,834	5.750%, 11/9/2019	579,548
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,454,967	5.500%, 7/31/2018	1,447,692
	TNS, Inc., Term Loan
1,030,306	5.000%, 2/14/2020	1,031,594
	Univision Communications, Inc., Term Loan
1,191,202	4.000%, 3/1/2020	1,188,439

	Total	9,137,262

Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
641,438	4.250%, 8/13/2021	644,914
	Ceridian HCM Holding, Inc., Term Loan
664,278	4.500%, 9/15/2020	653,902
	Chrysler Group, LLC, Term Loan
945,356	3.500%, 5/24/2017	945,158
	J.C. Penney Corporation, Inc., Term Loan
1,218,300	6.000%, 5/22/2018	1,214,596
	MGM Resorts International, Term Loan
1,023,182	3.500%, 12/20/2019	1,019,560
	ROC Finance, LLC, Term Loan
950,525	5.000%, 6/20/2019	916,363
	Scientific Games International, Inc., Term Loan
1,224,500	6.000%, 10/18/2020	1,227,868

Principal Amount	Bank Loans (3.3%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$476,512	3.500%, 5/14/2020	$473,534

	Total	7,095,895

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
612,371	5.375%, 3/21/2019	616,541
	Biomet, Inc., Term Loan
639,252	3.674%, 7/25/2017	638,562
	JBS USA, LLC, Term Loan
606,525	2.984%, 5/25/2018	608,041
	Roundy’s Supermarkets, Inc., Term Loan
517,253	5.750%, 3/3/2021	496,242
	Supervalu, Inc., Term Loan
1,889,992	4.500%, 3/21/2019	1,896,021
	Visant Corporation, Term Loan
470,564	7.000%, 9/23/2021	472,230

	Total	4,727,637

Energy (0.2%)
	Arch Coal, Inc., Term Loan
677,827	6.250%, 5/16/2018	522,266
	Offshore Group Investment, Ltd., Term Loan
475,300	5.750%, 3/28/2019	270,327
	Pacific Drilling SA, Term Loan
1,193,738	4.500%, 6/3/2018	987,149

	Total	1,779,742

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
593,492	7.000%, 5/22/2018	596,833
	WaveDivision Holdings, LLC, Term Loan
943,288	4.000%, 10/15/2019	940,533

	Total	1,537,366

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,310,069	5.000%, 9/10/2020	1,280,593
	First Data Corporation, Term Loan
1,240,000	3.674%, 3/23/2018	1,238,760

	Total	2,519,353

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,350,938	3.750%, 6/27/2019	1,349,249

	Total	1,349,249

Utilities (0.1%)
	Calpine Corporation, Term Loan
237,000	4.000%, 10/31/2020	237,339
	Intergen NV, Term Loan
1,193,738	5.500%, 6/15/2020	1,151,957

	Total	1,389,296

	Total Bank Loans (cost $34,166,656)	33,216,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Asset-Backed Securities (14.9%)
	American Homes 4 Rent
$3,255,816	1.250%, 6/17/2031[b,c]	$3,220,562
	BA Credit Card Trust
4,800,000	0.555%, 6/15/2021[c]	4,797,514
	Bayview Opportunity Master Fund Trust IIB, LP
4,188,393	3.228%, 7/28/2034*,d	4,198,952
	Betony CLO, Ltd.
3,425,000	1.772%, 4/15/2027*,c	3,410,077
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,768,243
	Chase Issuance Trust
6,500,000	1.590%, 2/18/2020	6,545,929
	Chesapeake Funding, LLC
1,348,856	0.625%, 5/7/2024[b,c]	1,349,190
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,227,952
	Countrywide Home Loans, Inc.
414,147	6.085%, 6/25/2021[d,e]	412,435
	Credit Based Asset Servicing and Securitization, LLC
1,662,618	3.623%, 12/25/2036[d]	1,148,791
	Edlinc Student Loan Funding Trust
2,470,476	3.180%, 10/1/2025*,c	2,501,357
	Enterprise Fleet Financing, LLC
334,393	0.720%, 4/20/2018[b]	334,410
	First Franklin Mortgage Loan Asset- Backed Certificates
215,069	5.500%, 3/25/2036*,f	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,641,270
	GMAC Mortgage Corporation Loan Trust
851,015	0.354%, 8/25/2035[c,e]	775,749
1,126,089	5.750%, 10/25/2036[e]	1,100,500
2,129,549	0.354%, 12/25/2036[c,e]	1,866,886
	Golden Credit Card Trust
7,200,000	0.425%, 2/15/2018[b,c]	7,193,578
1,000,000	0.605%, 9/15/2018[b,c]	1,001,921
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	1.829%, 10/29/2026*,c	3,739,615
	Great America Leasing Receivables
1,827,801	0.780%, 6/15/2016[b]	1,828,389
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[b]	10,005,830
	Mortgage Equity Conversion Asset Trust
4,480,854	0.730%, 1/25/2042*,c	3,860,210
4,475,668	0.720%, 2/25/2042*,c	3,980,615
	Motor plc
3,061,300	0.654%, 8/25/2021[b,c]	3,064,032
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019[b]	3,012,792
	Northstar Education Finance, Inc.
3,493,292	0.874%, 12/26/2031[b,c]	3,508,170
	OZLM VIII, Ltd.
3,760,000	1.715%, 10/17/2026*,c	3,751,115
	Penarth Master Issuer plc
5,500,000	0.567%, 11/18/2017[b,c]	5,502,104
	Race Point IX CLO, Ltd.
1,500,000	1.768%, 4/15/2027*,c	1,496,945

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Asset-Backed Securities (14.9%) - continued
	Renaissance Home Equity Loan Trust
$3,511,235	5.608%, 5/25/2036	$2,401,758
1,210,158	5.285%, 1/25/2037[d]	683,103
	Selene Non-Performing Loans, LLC
1,870,997	2.981%, 5/25/2054*	1,852,368
	SLM Student Loan Trust
561,557	0.326%, 4/27/2020[c]	561,506
922,514	1.275%, 12/15/2021[b,c]	924,663
1,325,157	0.326%, 4/25/2022[c]	1,324,671
1,878,081	0.775%, 8/15/2022[b,c]	1,879,736
2,567,292	0.925%, 10/16/2023[b,c]	2,573,625
1,882,752	0.574%, 3/25/2025[c]	1,879,764
5,431,527	0.694%, 3/25/2026[c]	5,448,571
2,700,000	1.225%, 5/17/2027[b,c]	2,719,132
	SoFi Professional Loan Program, LLC
3,925,535	2.420%, 3/25/2030[b]	3,924,722
	U.S. Residential Opportunity Fund III Trust
2,869,785	3.721%, 1/27/2035*	2,879,358
	Vericrest Opportunity Loan Transferee
3,508,893	3.125%, 4/27/2054[b,d]	3,497,043
2,600,633	3.375%, 10/26/2054[b]	2,600,649
	Volvo Financial Equipment, LLC
3,999,360	0.740%, 3/15/2017[b]	3,999,404
	Wachovia Asset Securitization, Inc.
966,504	0.314%, 7/25/2037*,c,e	858,920
	World Financial Network Credit Card Master Trust
3,000,000	0.555%, 12/15/2019[c]	3,000,111
4,000,000	0.910%, 3/16/2020	4,000,492
	World Omni Auto Receivables Trust
3,875,328	1.330%, 1/15/2018	3,891,977
	World Omni Master Owner Trust
5,400,000	0.525%, 2/15/2018[b,c]	5,397,592

	Total	151,544,300

Basic Materials (0.9%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,107,055
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	995,097
1,500,000	4.000%, 11/14/2021	1,464,046
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[b]	2,590,356
	Mosaic Company
500,000	4.250%, 11/15/2023	533,234
	Xstrata Finance Canada, Ltd.
2,825,000	2.700%, 10/25/2017[b]	2,866,344

	Total	9,556,132

Capital Goods (0.3%)
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,265,554
	Textron, Inc.
400,000	3.875%, 3/1/2025	413,220

	Total	2,678,774

Collateralized Mortgage Obligations (9.5%)
	Alm Loan Funding CLO
3,760,000	1.664%, 10/17/2026*,c	3,749,319
	American Home Mortgage Assets Trust
2,719,424	1.048%, 11/25/2046[c]	1,468,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Collateralized Mortgage Obligations (9.5%) - continued
	Apidos CLO XVIII
$3,775,000	1.669%, 7/22/2026*,c	$3,748,868
	Babson CLO, Ltd.
3,760,000	1.656%, 10/17/2026*,c	3,742,359
	BCAP, LLC Trust
1,657,433	0.354%, 3/25/2037[c]	1,402,611
	Bear Stearns Adjustable Rate Mortgage Trust
1,122,095	2.430%, 10/25/2035[c]	1,105,303
	Birchwood Park CLO, Ltd.
3,760,000	1.693%, 7/15/2026*,c	3,751,056
	BlueMountain CLO, Ltd.
3,760,000	1.480%, 10/15/2026*,c	3,744,722
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.557%, 7/20/2023*,c	3,743,010
3,750,000	1.733%, 10/15/2026*,c	3,751,568
	Cent CLO 16, LP
3,760,000	1.505%, 8/1/2024*,c	3,733,753
	Cent CLO 22, Ltd.
3,750,000	1.713%, 11/7/2026*,c	3,734,277
	Countrywide Alternative Loan Trust
661,528	5.500%, 11/25/2035	660,411
706,728	5.500%, 2/25/2036	678,872
1,277,671	6.000%, 1/25/2037	1,176,022
	Countrywide Home Loans, Inc.
1,767,812	2.439%, 3/20/2036	1,586,180
1,615,508	2.391%, 9/20/2036	1,423,772
	Deutsche Alt-A Securities Mortgage Loan Trust
3,109,436	0.898%, 4/25/2047[c]	2,655,070
	Dryden 34 Senior Loan Fund CLO
3,760,000	1.683%, 10/15/2026*,c	3,749,371
	GSR Mortgage Loan Trust
1,429,225	0.364%, 8/25/2046[c]	1,376,659
	HarborView Mortgage Loan Trust
1,637,820	2.107%, 6/19/2034	1,604,393
	HomeBanc Mortgage Trust
1,585,608	2.163%, 4/25/2037	1,170,767
	Impac CMB Trust
1,760,747	0.694%, 4/25/2035[c]	1,616,615
545,436	0.814%, 8/25/2035[c]	485,881
	J.P. Morgan Alternative Loan Trust
2,549,275	2.486%, 3/25/2036	2,055,985
	J.P. Morgan Mortgage Trust
410,126	2.522%, 10/25/2036	369,220
	Madison Park Funding XIV CLO, Ltd.
4,150,000	1.707%, 7/20/2026*,c	4,142,488
	Master Asset Securitization Trust
1,470,562	0.674%, 6/25/2036[c]	874,134
	MLCC Mortgage Investors, Inc.
544,996	0.834%, 8/25/2029[c]	542,749
	Neuberger Berman CLO, Ltd.
3,000,000	1.722%, 8/4/2025*,c	2,986,907
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	1.675%, 8/12/2026*,c	3,751,221
	Residential Accredit Loans, Inc.
1,377,363	3.545%, 9/25/2035	1,173,521
	Sequoia Mortgage Trust
3,027,390	1.125%, 9/20/2034[c]	2,925,161
	Structured Adjustable Rate Mortgage Loan Trust
35,220	2.587%, 12/25/2034	34,196

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Collateralized Mortgage Obligations (9.5%) - continued
	Symphony CLO, Ltd.
$3,760,000	1.352%, 1/9/2023*,c	$3,744,047
	Voya CLO 2014-3, Ltd.
3,760,000	1.676%, 7/25/2026*,c	3,733,344
	Wachovia Mortgage Loan Trust, LLC
1,459,127	2.736%, 5/20/2036	1,273,263
	WaMu Mortgage Pass Through Certificates
855,026	0.464%, 10/25/2045[c]	783,920
2,700,887	1.008%, 10/25/2046[c]	2,153,120
2,669,864	0.941%, 12/25/2046[c]	2,143,722
2,709,074	0.868%, 1/25/2047[c]	2,196,542
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,038,366	1.048%, 9/25/2046[c]	1,382,879
	Washington Mutual Mortgage Pass Through Certificates
3,411,956	0.878%, 2/25/2047[c]	2,396,685
	Wells Fargo Mortgage Backed Securities Trust
935,141	2.580%, 3/25/2036	904,965
1,299,639	2.615%, 3/25/2036	1,294,624

	Total	96,722,171

Commercial Mortgage-Backed Securities (5.0%)
	Bear Stearns Commercial Mortgage Securities, Inc.
189,651	5.656%, 6/11/2040	191,700
1,726,689	5.331%, 2/11/2044	1,837,368
	Citigroup Commercial Mortgage Trust
1,250,000	5.703%, 12/10/2049	1,352,240
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,158,391
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.225%, 6/8/2030 [b,c]	4,996,850
1,450,015	5.306%, 12/10/2046	1,525,120
	Credit Suisse First Boston Mortgage Securities
3,300,000	5.542%, 1/15/2049	3,515,731
	Credit Suisse Mortgage Capital Certificates
3,293,823	5.467%, 9/15/2039	3,442,737
	Federal National Mortgage Association
2,850,000	1.272%, 1/25/2017	2,868,340
	Government National Mortgage Association
242,631	3.214%, 1/16/2040	243,233
	Greenwich Capital Commercial Funding Corporation
4,684,253	5.224%, 4/10/2037	4,718,818
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.122%, 12/15/2028[b,c]	4,501,449
6,244,756	5.429%, 12/12/2043	6,552,642
	LSTAR Commercial Mortgage Trust
1,487,517	1.519%, 1/20/2041[b]	1,488,291
	Morgan Stanley Capital, Inc.
779,476	5.671%, 4/12/2049	778,581
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,124,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Commercial Mortgage-Backed Securities (5.0%) - continued
	SCG Trust
$3,150,000	1.575%, 11/15/2026[b,c]	$3,150,614
	Wachovia Bank Commercial Mortgage Trust
1,930,716	5.765%, 7/15/2045	2,003,186

	Total	51,450,071

Communications Services (2.5%)
	America Movil SAB de CV
3,000,000	1.268%, 9/12/2016[c]	3,011,718
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,245,685
	British Telecommunications plc
722,000	2.350%, 2/14/2019	733,863
	CBS Corporation
1,790,000	2.300%, 8/15/2019	1,790,272
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015*	2,518,013
1,650,000	4.174%, 8/15/2017[b]	1,719,300
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,125,178
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,277,791
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[b]	2,264,614
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[b]	1,379,345
	Verizon Communications, Inc.
1,650,000	1.801%, 9/15/2016[c]	1,676,591
1,000,000	0.664%, 6/9/2017[c]	998,412
2,580,000	1.041%, 6/17/2019[c]	2,599,964
1,825,000	3.000%, 11/1/2021	1,861,405

	Total	25,202,151

Consumer Cyclical (1.2%)
	Alibaba Group Holding, Ltd.
1,650,000	2.500%, 11/28/2019[b]	1,650,568
	American Honda Finance Corporation
2,750,000	0.577%, 12/11/2017[c]	2,754,172
	Ford Motor Credit Company, LLC
2,050,000	3.984%, 6/15/2016	2,113,609
1,000,000	3.000%, 6/12/2017	1,030,581
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,066,058
	Hyundai Capital America
1,395,000	2.000%, 3/19/2018[b]	1,417,346
	Yale University
1,550,000	2.086%, 4/15/2019	1,583,170

	Total	12,615,504

Consumer Non-Cyclical (4.2%)
	Actavis Funding SCS
2,435,000	1.523%, 3/12/2020[c]	2,468,070
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	497,062
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[b]	1,271,358
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,353,817
	Celgene Corporation
2,500,000	1.900%, 8/15/2017	2,531,848
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,457,847

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Consumer Non-Cyclical (4.2%) - continued
	CVS Health Corporation
$1,065,000	2.250%, 8/12/2019	$1,081,440
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018	1,545,833
	EMD Finance, LLC
2,470,000	0.619%, 3/17/2017[b,c]	2,469,024
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[b]	2,945,789
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,596,711
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,536,033
	JM Smucker Company
1,540,000	2.500%, 3/15/2020[b]	1,560,667
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,715,677
	Medtronic, Inc.
1,650,000	1.071%, 3/15/2020[b,c]	1,668,229
	Merck & Company, Inc.
1,825,000	0.631%, 2/10/2020[c]	1,832,358
	Mondelez International, Inc.
1,858,000	0.775%, 2/1/2019[c]	1,841,276
2,075,000	2.250%, 2/1/2019	2,098,306
	Perrigo Finance plc
825,000	3.500%, 12/15/2021	853,708
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[b]	2,554,850
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,655,882
	UnitedHealth Group, Inc.
1,080,000	2.875%, 12/15/2021	1,108,701
	Zimmer Holdings, Inc.
1,780,000	2.000%, 4/1/2018	1,794,238

	Total	42,438,724

Energy (2.3%)
	BP Capital Markets plc
1,540,000	3.062%, 3/17/2022	1,566,688
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,551,846
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,038,022
	CNOOC Nexen Finance
2,000,000	1.625%, 4/30/2017	1,995,380
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	1,005,827
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,502,655
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,224,905
	Enbridge, Inc.
1,700,000	0.712%, 6/2/2017[c]	1,678,597
	EQT Midstream Partners, LP
1,000,000	4.000%, 8/1/2024	992,714
	Exxon Mobil Corporation
1,785,000	0.634%, 3/6/2022[c]	1,788,581
	Noble Holding International, Ltd.
1,650,000	4.000%, 3/16/2018	1,659,136
	Petroleos Mexicanos
1,500,000	2.277%, 7/18/2018[c]	1,535,250
2,185,000	2.378%, 4/15/2025	2,223,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Energy (2.3%) - continued
	Weatherford International, Ltd.
$1,500,000	6.000%, 3/15/2018	$1,576,710

	Total	23,339,572

Financials (19.7%)
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,124,312
	American Express Credit Corporation
2,580,000	0.820%, 3/18/2019[c]	2,578,772
	American International Group, Inc.
1,430,000	2.300%, 7/16/2019	1,451,207
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,646,716
	Ares Capital Corporation
1,400,000	3.875%, 1/15/2020[g]	1,424,506
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[b]	1,378,766
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,806,961
2,000,000	1.335%, 3/22/2018[c]	2,022,770
2,200,000	1.125%, 4/1/2019[c]	2,212,881
1,100,000	4.000%, 1/22/2025	1,108,902
1,100,000	6.100%, 12/29/2049[h]	1,115,812
	Bank of America National Association
2,000,000	5.300%, 3/15/2017	2,135,984
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[h]	639,562
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[b]	1,466,148
	Barclays plc
2,000,000	2.000%, 3/16/2018	2,010,830
	BB&T Corporation
1,520,000	0.950%, 1/15/2020[c]	1,524,508
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,789,107
	BNZ International Funding, Ltd.
3,100,000	2.350%, 3/4/2019[b]	3,133,034
	Caisse Centrale Desjardins du Quebec
2,155,000	0.918%, 1/29/2018[b,c]	2,154,675
	Citigroup, Inc.
1,840,000	1.021%, 4/8/2019[c]	1,839,275
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,213,813
	CoBank ACB
1,965,000	0.871%, 6/15/2022*,c	1,848,248
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
800,000	4.625%, 12/1/2023	864,842
	Credit Agricole SA
1,650,000	1.053%, 4/15/2019[b,c]	1,661,892
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,712,680
990,000	7.500%, 12/11/2049 [b,h]	1,063,012
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[b]	4,900,304
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,123,240
3,235,000	2.125%, 10/15/2021	3,311,492
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,459,526
	General Electric Capital Corporation
4,500,000	1.271%, 3/15/2023 [c,g]	4,557,825

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Financials (19.7%) - continued
	Goldman Sachs Group, Inc.
$1,915,000	1.357%, 11/15/2018[c]	$1,935,916
2,160,000	1.417%, 4/23/2020 [c,g]	2,187,456
1,950,000	5.700%, 12/29/2049[h]	2,006,062
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016*	2,036,474
	HSBC Holdings plc
1,375,000	6.375%, 3/29/2049[h]	1,405,938
	HSBC USA, Inc.
1,905,000	0.565%, 6/23/2017[c]	1,900,990
	ING Capital Funding Trust III
1,000,000	3.875%, 12/29/2049[c,h]	990,000
	Inter-American Development Bank
3,750,000	0.217%, 2/11/2016[c]	3,750,814
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,131,625
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,535,235
	J.P. Morgan Chase & Company
4,000,000	1.156%, 1/25/2018[c]	4,048,832
1,750,000	2.250%, 1/23/2020	1,753,749
1,750,000	3.875%, 9/10/2024	1,795,307
1,450,000	7.900%, 4/29/2049[h]	1,560,562
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,900,357
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,051,788
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	768,301
	Lloyds Bank plc
2,475,000	0.791%, 3/16/2018[c]	2,479,302
	Lloyds Banking Group plc
800,000	4.500%, 11/4/2024	830,950
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	352,460
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[b]	3,553,186
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[b]	3,455,452
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[b]	885,873
	Morgan Stanley
2,155,000	1.396%, 1/27/2020[c]	2,187,226
1,750,000	5.000%, 11/24/2025	1,933,146
1,000,000	5.450%, 12/29/2049[h]	1,007,500
1,100,000	5.550%, 12/29/2049[h]	1,111,000
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,133,850
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[b]	3,413,828
	Nationwide Building Society
1,455,000	2.350%, 1/21/2020[b]	1,464,295
	NCUA Guaranteed Notes
1,801,760	0.528%, 12/7/2020[c]	1,804,821
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[b]	5,960,070
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[b]	2,592,325
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,245,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Financials (19.7%) - continued
	Peachtree Corners Funding Trust
$1,375,000	3.976%, 2/15/2025[b]	$1,394,845
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,445,643
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,514,017
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[b]	1,763,777
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	4,002,012
	Royal Bank of Scotland Group plc
2,205,000	1.213%, 3/31/2017[c]	2,213,214
1,650,000	5.125%, 5/28/2024	1,731,033
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[b]	2,107,268
2,500,000	1.375%, 5/29/2018[b]	2,501,092
	SLM Corporation
700,000	4.625%, 9/25/2017	710,500
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[b]	2,986,539
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	2,013,622
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[b]	1,229,915
	Sumitomo Mitsui Banking Corporation
2,555,000	0.834%, 1/16/2018[c]	2,561,993
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[b]	1,927,649
	Svensk Exportkredit AB
3,500,000	0.557%, 1/23/2017[c]	3,515,089
	Svenska Handelsbanken AB
750,000	0.761%, 6/17/2019[c]	750,244
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,755,749
	Synchrony Financial
1,520,000	3.000%, 8/15/2019	1,552,995
1,440,000	1.485%, 2/3/2020[c,g]	1,446,680
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,007,224
	UBS AG
2,750,000	0.969%, 3/26/2018[c]	2,752,390
	USAA Capital Corporation
2,575,000	2.125%, 6/3/2019[b]	2,600,523
	USB Realty Corporation
1,495,000	1.400%, 12/29/2049[b,c,h]	1,360,450
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,547,710
500,000	5.650%, 5/15/2053	522,500
	Wells Fargo & Company
2,155,000	0.935%, 1/30/2020[c]	2,166,139
925,000	3.450%, 2/13/2023	946,465
1,100,000	4.100%, 6/3/2026	1,160,575
1,100,000	5.875%, 12/31/2049[h]	1,163,470
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,496,670
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,107,119

	Total	200,407,343

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Foreign Government (4.4%)
	Bahama Government International Bond
$275,000	5.750%, 1/16/2024[b]	$292,531
	Bank of England Euro Note
3,000,000	1.250%, 3/16/2018[b]	3,020,628
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,543,035
2,500,000	1.125%, 3/19/2018	2,510,645
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[b]	1,567,500
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,458,746
	European Investment Bank
2,200,000	1.250%, 5/15/2018	2,214,098
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,150,508
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,052,659
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[b]	3,496,486
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[b]	3,503,857
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,401,250
325,000	3.500%, 1/21/2021	338,325
	Philippines Government International Bond
325,000	4.200%, 1/21/2024[g]	364,000
	Poland Government International Bond
125,000	4.000%, 1/22/2024	137,250
	Province of Manitoba
5,100,000	1.300%, 4/3/2017[g]	5,148,271
	Province of Ontario
3,500,000	0.308%, 8/13/2015[c]	3,499,710
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[b]	771,787

	Total	44,471,286

Mortgage-Backed Securities (5.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 4/1/2030[i]	8,245,371
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
738,411	6.500%, 9/1/2037	854,583
5,875,000	4.000%, 4/1/2045[i]	6,275,234
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,798,007	2.250%, 6/25/2025	3,882,326
18,850,000	3.500%, 5/1/2029[i]	19,968,556
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,244,001	5.735%, 9/1/2037[c]	1,333,183
419,216	5.196%, 10/1/2037[c]	439,866
4,215,684	2.073%, 1/1/2043[c]	4,389,266
7,228,433	2.059%, 3/1/2043[c]	7,528,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Mortgage-Backed Securities (5.9%) - continued
$7,017,931	1.731%, 7/1/2043[c]	$7,215,029

	Total	60,131,587

Technology (0.5%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,434,861
	Apple, Inc.
3,050,000	0.555%, 5/6/2019[c]	3,063,450
	Micron Semiconductor Asia Pte, Ltd.
1,100,000	1.258%, 1/15/2019	1,097,643

	Total	5,595,954

Transportation (1.3%)
	Air Canada Pass Through Trust
1,490,000	3.875%, 3/15/2023[b]	1,486,275
	American Airlines Pass Through Trust
1,395,627	5.600%, 7/15/2020[b]	1,458,430
1,373,759	4.950%, 1/15/2023	1,488,880
1,100,000	3.700%, 5/1/2023	1,103,300
	British Airways plc
1,451,490	4.625%, 6/20/2024[b]	1,562,240
	Continental Airlines, Inc.
3,010,059	4.150%, 4/11/2024	3,175,612
	Delta Air Lines, Inc.
821,593	4.750%, 5/7/2020	882,226
	TTX Company
800,000	4.125%, 10/1/2023*	858,178
	Virgin Australia Holdings, Ltd.
1,589,246	5.000%, 10/23/2023[b]	1,666,801

	Total	13,681,942

U.S. Government and Agencies (18.5%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,568,372
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	499,197
4,000,000	1.250%, 10/2/2019	3,966,676
	Federal National Mortgage Association
8,000,000	1.750%, 11/26/2019	8,117,768
5,000,000	1.625%, 1/21/2020	5,034,535
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,367,504
2,200,000	3.000%, 5/15/2042	2,400,064
	U.S. Treasury Bonds, TIPS
21,447,110	0.125%, 4/15/2019	21,844,225
	U.S. Treasury Notes
14,750,000	0.625%, 10/15/2016	14,789,176
1,400,000	0.875%, 11/15/2017	1,403,718
41,950,000	1.500%, 10/31/2019	42,281,027
44,045,000	1.875%, 6/30/2020	45,056,670
8,000,000	3.625%, 2/15/2044	9,781,872
	U.S. Treasury Notes, TIPS
1,542,034	0.125%, 4/15/2018	1,573,115
908,251	1.125%, 1/15/2021	974,951
8,468,386	0.125%, 1/15/2022	8,537,852
6,911,336	0.125%, 1/15/2023	6,941,034

	Total	188,137,756

Utilities (2.4%)
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,572,447

Principal Amount	Long-Term Fixed Income (93.5%)	Value
Utilities (2.4%) - continued
	Dayton Power and Light Company
$1,200,000	1.875%, 9/15/2016	$1,212,934
	DTE Energy Company
730,000	2.400%, 12/1/2019	741,867
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[b,h]	1,565,250
	Enterprise Products Operating, LLC
1,650,000	7.034%, 1/15/2068	1,783,855
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,563,207
1,250,000	1.450%, 5/1/2018	1,241,361
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,408,365
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,153,450
	NextEra Energy Capital Holdings, Inc.
2,575,000	2.400%, 9/15/2019	2,605,202
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	276,244
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,518,974
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,586,242
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,473,493
1,765,000	2.400%, 3/15/2020	1,784,593
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,041,880

	Total	24,529,364

	Total Long-Term Fixed Income (cost $950,524,213)	952,502,631

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%)
20,000	Allstate Corporation, 5.100%	519,400
66,000	Citigroup, Inc., 7.875%	1,750,320
8,125	Farm Credit Bank of Texas, 6.750%[b,h]	846,524
66,000	HSBC Holdings plc, 8.000%[h]	1,731,180

	Total	4,847,424

Utilities (0.2%)
24,375	Southern California Edison Company, 4.510%[h]	2,442,833

	Total	2,442,833

	Total Preferred Stock (cost $7,203,319)	7,290,257

Shares	Collateral Held for Securities Loaned (0.6%)	Value
6,163,250	Thrivent Cash Management Trust	6,163,250

	Total Collateral Held for Securities Loaned (cost $6,163,250)	6,163,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.8%)[j]	Value
	Federal Home Loan Bank Discount Notes
550,000	0.103%, 4/22/2015[k]	$549,967
200,000	0.090%, 4/24/2015[k]	199,988
1,200,000	0.135%, 4/29/2015[k]	1,199,874
	Thrivent Cash Management Trust
56,481,026	0.050%	56,481,026

	Total Short-Term Investments (at amortized cost)	58,430,855

	Total Investments (cost $1,056,488,293) 103.9%	$1,057,603,023

	Other Assets and Liabilities, Net (3.9%)	(39,326,560)

	Total Net Assets 100.0%	$1,018,276,463

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $202,500,216 or 19.9% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
e	All or a portion of the security is insured or guaranteed.
f	Defaulted security. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2015, $1,949,829 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	4,184,205
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,866,843
Crown Castle Towers, LLC, 8/15/2015	7/29/2010	2,500,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	2,490,121
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Security	Acquisition Date	Cost
GTP Acquisition Partners I, LLC, 6/15/2016	6/29/2011	$2,000,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,480,854
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,475,668
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,870,997
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,760,000
TTX Company, 10/1/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,869,785
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	966,504

    Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,684,627
Gross unrealized depreciation	(13,569,897)

Net unrealized appreciation (depreciation)	$1,114,730

Cost for federal income tax purposes	$1,056,488,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	947,722	–	947,722	–
Capital Goods	2,732,508	–	2,732,508	–
Communications Services	9,137,262	–	6,078,428	3,058,834
Consumer Cyclical	7,095,895	–	7,095,895	–
Consumer Non-Cyclical	4,727,637	–	4,119,596	608,041
Energy	1,779,742	–	1,779,742	–
Financials	1,537,366	–	1,537,366	–
Technology	2,519,353	–	2,519,353	–
Transportation	1,349,249	–	1,349,249	–
Utilities	1,389,296	–	1,389,296	–
Long-Term Fixed Income
Asset-Backed Securities	151,544,300	–	149,042,943	2,501,357
Basic Materials	9,556,132	–	9,556,132	–
Capital Goods	2,678,774	–	2,678,774	–
Collateralized Mortgage Obligations	96,722,171	–	96,722,171	–
Commercial Mortgage-Backed Securities	51,450,071	–	51,450,071	–
Communications Services	25,202,151	–	25,202,151	–
Consumer Cyclical	12,615,504	–	12,615,504	–
Consumer Non-Cyclical	42,438,724	–	42,438,724	–
Energy	23,339,572	–	23,339,572	–
Financials	200,407,343	–	200,407,343	–
Foreign Government	44,471,286	–	44,471,286	–
Mortgage-Backed Securities	60,131,587	–	60,131,587	–
Technology	5,595,954	–	5,595,954	–
Transportation	13,681,942	–	13,681,942	–
U.S. Government and Agencies	188,137,756	–	188,137,756	–
Utilities	24,529,364	–	24,529,364	–
Preferred Stock
Financials	4,847,424	4,000,900	846,524	–
Utilities	2,442,833	–	2,442,833	–
Collateral Held for Securities Loaned	6,163,250	6,163,250	–	–
Short-Term Investments	58,430,855	56,481,026	1,949,829	–

Total	$1,057,603,023	$66,645,176	$984,789,615	$6,168,232

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,593,367	1,593,367	–	–

Total Liability Derivatives	$1,593,367	$1,593,367	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,040)	June 2015	($124,110,526)	($125,019,378)	($908,852)
10-Yr. U.S. Treasury Bond Futures	(350)	June 2015	(44,675,869)	(45,117,187)	(441,318)
30-Yr. U.S. Treasury Bond Futures	(62)	June 2015	(10,032,183)	(10,160,250)	(128,067)
Ultra Long Term U.S. Treasury Bond Futures	(52)	June 2015	(8,718,370)	(8,833,500)	(115,130)
Total Futures Contracts					($1,593,367)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Collateral Investment	$8,419,435	$13,668,828	$15,925,013	6,163,250	$6,163,250	$2,642
Cash Management Trust-Short Term Investment	40,223,834	96,375,197	80,118,005	56,481,026	56,481,026	8,724
Total Value and Income Earned	48,643,269				62,644,276	11,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (20.9%)[a]	Value
	Barton Capital Corporation
$1,000,000	0.080%, 4/1/2015[b,c]	$1,000,000
	Chariot Funding, LLC
1,250,000	0.120%, 4/24/2015[b,c]	1,249,904
1,028,000	0.250%, 6/3/2015[b,c]	1,027,550
	Dealers Capital Access Trust, LLC
620,000	0.250%, 4/8/2015[b]	619,970
840,000	0.300%, 5/28/2015[b]	839,601
	Fairway Finance, LLC
1,250,000	0.240%, 8/5/2015[b,c]	1,248,950
	Golden Funding Corporation
600,000	0.120%, 4/7/2015[b,c]	599,988
600,000	0.200%, 5/7/2015[b,c]	599,880
	Kells Funding, LLC
1,240,000	0.213%, 5/21/2015[b,c,d]	1,240,000
1,240,000	0.262%, 11/4/2015[b,c,d]	1,239,911
	Liberty Street Funding, LLC
1,230,000	0.100%, 4/7/2015[b,c]	1,229,980
1,250,000	0.190%, 4/17/2015[b,c]	1,249,894
	Nieuw Amsterdam Receivables
1,250,000	0.160%, 4/17/2015[b,c]	1,249,911
1,240,000	0.180%, 5/6/2015[b,c]	1,239,783
	Old Line Funding, LLC
1,230,000	0.230%, 5/20/2015[b,c]	1,229,615
1,240,000	0.240%, 7/17/2015[b,c]	1,239,115
1,250,000	0.258%, 8/19/2015[b,c,d]	1,250,000
	Starbird Funding Corporation
5,000,000	0.080%, 4/1/2015[b,c]	5,000,000
	Thunder Bay Funding, LLC
1,225,000	0.239%, 4/14/2015[b,c]	1,224,894
1,245,000	0.216%, 5/20/2015[b,c,d]	1,245,000

	Total	25,823,946

Principal Amount	Certificate of Deposit (7.5%)[a]	Value
	Bank of Montreal Chicago
1,320,000	0.255%, 4/9/2015[d]	1,320,000
	Rabobank Nederland NY
1,050,000	0.600%, 4/29/2015	1,050,325
660,000	0.311%, 5/20/2015[d]	660,017
1,290,000	0.277%, 7/17/2015[d]	1,290,000
	Toronto-Dominion Bank of New York
1,230,000	0.267%, 11/18/2015[d]	1,230,000
	US Bank NA
1,250,000	0.195%, 6/16/2015[d]	1,250,000
1,245,000	0.236%, 7/27/2015[d]	1,245,000
	Wells Fargo Bank NA
1,270,000	0.291%, 9/4/2015[d]	1,270,000

	Total	9,315,342

Principal Amount	Financial Company Commercial Paper (11.3%)[a]	Value
	AllianceBernstein LP
4,000,000	0.150%, 4/1/2015[c]	4,000,000
	KFW
1,500,000	0.100%, 4/1/2015[b,c]	1,500,000
1,140,000	0.150%, 6/12/2015[b,c]	1,139,658
	Nederlandse Waterschapsbank NV
1,230,000	0.180%, 6/25/2015[c]	1,229,477
	Nordea Bank AB
1,230,000	0.180%, 6/25/2015[c]	1,229,477
	Svenska Handelsbanken AB
1,240,000	0.180%, 6/3/2015[c]	1,239,610

Principal Amount	Financial Company Commercial Paper (11.3%)[a]	Value
	US Bank NA
$3,500,000	0.100%, 4/1/2015	$3,500,000

	Total	13,838,222

Principal Amount	Government Agency Debt (28.6%)[a]	Value
	Federal Agricultural Mortgage Corporation
1,500,000	0.380%, 7/1/2015[d]	1,500,607
	Federal Farm Credit Bank
1,140,000	0.193%, 4/23/2015[d]	1,140,041
1,140,000	0.173%, 8/3/2015[d]	1,140,120
630,000	0.140%, 12/9/2015[d]	629,955
1,250,000	0.160%, 3/31/2016[d]	1,249,961
	Federal Home Loan Bank
1,230,000	0.128%, 5/28/2015[d]	1,229,993
1,250,000	0.140%, 6/18/2015[d]	1,250,003
1,280,000	0.156%, 8/26/2015[d]	1,280,030
900,000	0.182%, 11/20/2015[d]	900,145
1,250,000	0.143%, 5/12/2016[d]	1,249,991
	Federal Home Loan Mortgage Corporation
3,960,000	0.163%, 6/26/2015[d]	3,960,304
650,000	0.167%, 7/17/2015[d]	650,059
	Federal National Mortgage Association
1,250,000	0.195%, 8/16/2016[d]	1,250,272
	Overseas Private Investment Corporation
775,860	0.110%, 4/1/2015[d]	775,860
1,390,000	0.110%, 4/7/2015[d]	1,390,000
1,300,000	0.110%, 4/7/2015[d]	1,300,000
2,300,000	0.110%, 4/7/2015[d]	2,300,000
1,420,000	0.110%, 4/7/2015[d]	1,420,000
1,410,000	0.110%, 4/7/2015[d]	1,410,000
723,786	0.420%, 4/15/2015	726,709
1,980,000	0.390%, 5/2/2015	1,987,072
2,540,000	0.430%, 7/12/2015	2,547,814
800,000	0.205%, 9/7/2015	801,842
900,000	0.410%, 9/7/2015	902,073
800,000	0.450%, 12/10/2015	801,104
1,250,000	0.610%, 3/17/2016	1,250,312

	Total	35,044,267

Shares	Investment Company (10.0%)	Value
	BlackRock Cash Funds
6,033,000	0.120%	6,033,000
	Dreyfus Institutional Cash Advantage Fund
3,128,000	0.060%	3,128,000
	Duetsche Money Market Series
3,150,037	0.070%	3,150,037

	Total	12,311,037

Principal Amount	Other Commercial Paper (7.5%)[a]	Value
	Caisse des Depots et Consignations
1,240,000	0.200%, 4/2/2015[b,c]	1,239,993
1,260,000	0.240%, 5/14/2015[b,c]	1,259,639
1,240,000	0.150%, 5/26/2015[b,c]	1,239,716
	John Deere Canada, ULC
620,000	0.130%, 5/11/2015[b,c]	619,910
	Nestle Finance International, Ltd.
2,480,000	0.125%, 5/21/2015[b]	2,479,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Other Commercial Paper (7.5%)[a]	Value
	Reckitt Benckiser Treasury Services plc
$1,240,000	0.120%, 4/23/2015[b,c]	$1,239,909
	Total Capital Canada, Ltd.
1,240,000	0.110%, 4/16/2015[b,c]	1,239,943

	Total	9,318,680

Principal Amount	Other Note (14.8%)[a]	Value
	Bank of Montreal
1,250,000	2.850%, 6/9/2015[c]	1,256,219
	Bank of New York Mellon Corporation
1,230,000	0.487%, 10/23/2015[d]	1,231,583
670,000	0.491%, 3/4/2016[d]	671,218
	Coca-Cola Company
1,250,000	0.272%, 9/1/2015[d]	1,250,296
	General Electric Capital Corporation
1,310,000	1.008%, 8/11/2015[b,d]	1,313,563
1,240,000	0.867%, 12/11/2015[b,d]	1,244,701
1,250,000	0.483%, 1/14/2016[b,d]	1,251,865
	John Deere Capital Corporation
1,035,000	0.950%, 6/29/2015[b]	1,036,734
620,000	0.385%, 12/10/2015[b,d]	620,566
	KFW
1,250,000	0.188%, 10/30/2015[b,d]	1,249,998
	Novartis Capital Corporation
1,240,000	2.900%, 4/24/2015[b]	1,242,062
	Royal Bank of Canada
700,000	0.344%, 4/6/2016[c,d]	700,000
	Total Capital SA
1,215,000	3.000%, 6/24/2015[b]	1,222,413
	Wells Fargo Bank NA
1,370,000	0.361%, 4/14/2016[d]	1,370,000
	Westpac Banking Corporation
1,250,000	1.057%, 7/17/2015[c,d]	1,252,895
1,260,000	3.000%, 8/4/2015	1,271,365

	Total	18,185,478

	Total Investments (at amortized cost) 100.6%	$123,836,972

	Other Assets and Liabilities, Net (0.6)%	(786,126)

	Total Net Assets 100.0%	$123,050,846

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $44,750,821 or 36.4% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.

Cost for federal income tax purposes	$123,836,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	25,823,946	–	25,823,946	–
Certificate of Deposit	9,315,342	–	9,315,342	–
Financial Company Commercial Paper	13,838,222	–	13,838,222	–
Government Agency Debt	35,044,267	–	35,044,267	–
Investment Company	12,311,037	12,311,037	–	–
Other Commercial Paper	9,318,680	–	9,318,680	–
Other Note	18,185,478	–	18,185,478	–

Total	$123,836,972	$12,311,037	$111,525,935	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial

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(unaudited)

instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to

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(unaudited)

increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – All Portfolios, with the exception of Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference

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entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2015	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: May 28, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer